                      File Numbers: 333-91784 and 811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      Post-effective Amendment Number  38


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                      Post-effective Amendment Number 254


                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.


                Senior Vice President, Secretary and General Counsel


                        Minnesota Life Insurance Company
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)

[X]  on November 18, 2015 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(i)

[_]  on (date) pursuant to paragraph (a)(i)

[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
If   appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

SUPPLEMENT DATED NOVEMBER 18, 2015 TO THE MULTIOPTION(R) ADVISOR VARIABLE ANNUITY PRODUCT PROSPECTUS DATED MAY 1, 2015.

Effective November 18, 2015, the SFT Advantus Managed Volatility Equity Fund (the "Portfolio") is added to the MultiOption(R) Advisor product prospectus dated May 1, 2015. The Portfolio, however, will not be available for purchase by contract owners until November 23, 2015. A copy of the Portfolio's summary prospectus is attached to this supplement.

The following shall supplement the MultiOption(R) Advisor product prospectus:

  . "SFT Advantus Managed Volatility Equity Fund" shall be added to the following pages of the MultiOption(R) Advisor product prospectus:

     .  Inside front cover
     .  Page 30 in the Group B table for the CustomChoice Allocation Option
     . Page 66 in the allowable Sub-Accounts table for the Guaranteed Minimum Income Benefit Option
     . Page 73 in the allowable Sub-Accounts table for the Encore Lifetime Income-Single Option
     . Page 81 in the allowable Sub-Accounts table for the Encore Lifetime Income-Joint Option
     . Page 90 in the allowable Sub-Accounts table for the Ovation Lifetime Income II-Single Option
     . Page 98 in the allowable Sub-Accounts table for the Ovation Lifetime Income II-Joint Option
     . Page 107 in the allowable Sub-Accounts table for the Ovation Lifetime Income-Single Option
     . Page 115 in the allowable Sub-Accounts table for the Ovation Lifetime Income-Joint Option
     . Page 123 in the allowable Sub-Accounts table for the Guaranteed Minimum Withdrawal Benefit Option
     . Page 128 in the allowable Sub-Accounts table for the Guaranteed Lifetime Withdrawal Benefit Option
     . Page 135 in the allowable Sub-Accounts table for the Guaranteed Lifetime Withdrawal Benefit II-Single Option
     . Page 142 in the allowable Sub-Accounts table for the Guaranteed Lifetime Withdrawal Benefit II-Joint Option

The following shall supplement The Portfolios section on page 25 of the MultiOption(R) Advisor product prospectus:



                             INVESTMENT ADVISER AND
     FUND/PORTFOLIO                SUB-ADVISER            INVESTMENT OBJECTIVE
     --------------          ----------------------       --------------------
SECURIAN FUNDS TRUST
SFT Advantus Managed        Advantus Capital            The SFT Advantus Managed
Volatility Equity Fund      Management, Inc.            Volatility Equity Fund
                                                        (the "Fund") seeks to
                                                        maximize risk-adjusted
                                                        total return relative to
                                                        its blended benchmark
                                                        index, comprised of 60%
                                                        S&P 500 Low Volatility
                                                        Index, 20% S&P BMI
                                                        International Developed
                                                        Low Volatility Index and
                                                        20% Barclays U.S. 3 Month
                                                        Treasury Bellwether Index
                                                        (the Benchmark Index).


Investors should retain this supplement for future reference.
--------------------------------------------------------------------------------
F84351 11-2015

MULTIOPTION ADVISOR
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[LOGO] MINNESOTA LIFE

400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098
 . TELEPHONE: 1-800-362-3141 . HTTP://WWW.SECURIAN.COM

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. The MultiOption Advisor B, C, and L Class Contracts are no longer available to new sales. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
    This contract is NOT:
   . a bank deposit or obligation
   . federally insured
   . endorsed by any bank or government agency
    You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

SECURIAN FUNDS TRUST
..SFT ADVANTUS BOND FUND -- CLASS 2 SHARES
..SFT ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
..SFT ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES
..SFT ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES
..SFT ADVANTUS MANAGED VOLATILITY FUND
..SFT ADVANTUS MONEY MARKET FUND
..SFT ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
..SFT ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES
..SFT IVY/SM/ GROWTH FUND*
..SFT IVY/SM/ SMALL CAP GROWTH FUND*
..SFT PYRAMIS(R) CORE EQUITY FUND -- CLASS 2 SHARES
..SFT T. ROWE PRICE VALUE FUND
*'Ivy' is the service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the fund's subadvisor.

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB VARIABLE PRODUCTS SERIES FUND, INC.
..DYNAMIC ASSET ALLOCATION PORTFOLIO -- CLASS B SHARES
..INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[LOGO] American Century
       Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
..VP INCOME & GROWTH FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)
..GLOBAL BOND FUND/SM/ -- CLASS 2 SHARES
..GLOBAL GROWTH FUND/SM/ -- CLASS 2 SHARES
..GLOBAL SMALL CAPITALIZATION FUND/SM/ -- CLASS 2 SHARES
..GROWTH FUND/SM/ -- CLASS 2 SHARES
..GROWTH-INCOME FUND/SM/ -- CLASS 2 SHARES
..INTERNATIONAL FUND/SM/ -- CLASS 2 SHARES
..NEW WORLD FUND(R) -- CLASS 2 SHARES
..U.S. GOVERNMENT/AAA-RATED SECURITIES FUND/SM/ -- CLASS 2 SHARES

[LOGO]

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
..CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO -- CLASS II SHARES

[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES
..FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
..FRANKLIN SMALL-MID CAP GROWTH VIP FUND -- CLASS 2 SHARES
..TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST
..GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES
..GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[LOGO] i.b.botson.
       ETF allocation
           series.....

ALPS VARIABLE INVESTMENT TRUST
..IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
..IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
 SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[LOGO]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
..INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
..INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
..INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[LOGO] IVY FUNDS
Variable Insurance Portfolios



IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
..IVY FUNDS VIP ASSET STRATEGY
..IVY FUNDS VIP BALANCED
..IVY FUNDS VIP CORE EQUITY
..IVY FUNDS VIP GLOBAL GROWTH
..IVY FUNDS VIP GLOBAL NATURAL RESOURCES
..IVY FUNDS VIP HIGH INCOME
..IVY FUNDS VIP INTERNATIONAL CORE EQUITY
..IVY FUNDS VIP MICRO CAP GROWTH
..IVY FUNDS VIP MID CAP GROWTH
..IVY FUNDS VIP SCIENCE AND TECHNOLOGY
..IVY FUNDS VIP SMALL CAP VALUE
..IVY FUNDS VIP VALUE
..IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED VOLATILITY ..IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
..IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED VOLATILITY

[LOGO] JANUS

JANUS ASPEN SERIES
..BALANCED PORTFOLIO -- SERVICE SHARES
..FLEXIBLE BOND PORTFOLIO -- SERVICE SHARES
..FORTY PORTFOLIO -- SERVICE SHARES
..OVERSEAS PORTFOLIO -- SERVICE SHARES
..PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[LOGO] MFS/(SM)/




MFS(R) VARIABLE INSURANCE TRUST
..MID CAP GROWTH SERIES -- SERVICE CLASS

MFS(R) VARIABLE INSURANCE TRUST II
..INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS

[LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
..MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

OPPENHEIMER VARIABLE ACCOUNT FUNDS
..MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
..OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[LOGO] Pimco

PIMCO VARIABLE INSURANCE TRUST
..PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO -- ADVISOR CLASS SHARES ..PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
..PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
..PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
..PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES
..PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

[LOGO] TOPS/TM/
TOPS-THE OPTIMIZED PORTFOLIO SYSTEM/TM/

NORTHERN LIGHTS VARIABLE TRUST
..TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK FLEX ETF PORTFOLIO
..TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
MAY 1, 2015.

                               TABLE OF CONTENTS

             SPECIAL TERMS....................................  1
             HOW TO CONTACT US................................  3
             AN OVERVIEW OF CONTRACT FEATURES.................  4
             CONTRACT CHARGES AND EXPENSES.................... 13
             CONDENSED FINANCIAL INFORMATION AND
              FINANCIAL STATEMENTS............................ 19
             DESCRIPTION OF THE CONTRACT...................... 26
               Right of Cancellation or "Free Look"........... 26
               1035 Exchanges or Replacements................. 26
               Purchase Payments.............................. 26
               Automatic Purchase Plan........................ 27
               Purchase Payment Allocation Options............ 27
               Focused Portfolio Strategies or Models......... 27
               CustomChoice Allocation Option................. 28
               Transfers...................................... 32
               Market Timing and Disruptive Trading........... 33
               Systematic Transfer Arrangements............... 34
                  Automatic Portfolio Rebalancing............. 34
                  Dollar Cost Averaging....................... 35
               Purchase Payments and Value of the Contract.... 35
                  Crediting Accumulation Units................ 35
                  Value of the Contract....................... 36
                  Accumulation Unit Value..................... 36
               Net Investment Factor for Each Valuation
                Period........................................ 36
               Redemptions, Withdrawals and Surrender......... 37
               Modification and Termination of the Contract... 37
               Assignment..................................... 38
               Deferment of Payment........................... 38
               Confirmation Statements and Reports............ 38
             CONTRACT CHARGES AND FEES........................ 39
               Deferred Sales Charge.......................... 39
               Nursing Home or Terminal Illness Waiver........ 40
               Unemployment Waiver............................ 41
               Mortality and Expense Risk Charge.............. 41
               Administrative Charge.......................... 42
               Annual Maintenance Fee......................... 42
               Optional Contract Rider Charges................ 42
               Premium Taxes.................................. 46
               Transfer Charges............................... 46
               Market Value Adjustment........................ 46
               Underlying Portfolio Charges................... 46
             ANNUITIZATION BENEFITS AND OPTIONS............... 47
               Annuity Payments............................... 47
               Electing the Retirement Date and Annuity
                Option........................................ 47
               Annuity Options................................ 48
               Calculation of Your First Annuity Payment...... 49
               Amount of Subsequent Variable Annuity
                Payments...................................... 50
               Value of the Annuity Unit...................... 50
               Transfers after you have Annuitized
                your Contract................................. 50
             DEATH BENEFITS................................... 51
               Before Annuity Payments Begin.................. 51
               Optional Death Benefits........................ 52
                  Highest Anniversary Value Death Benefit
                   Option..................................... 53
                  5% Death Benefit Increase Option............ 54
                  Premier Death Benefit Option................ 56
                  Estate Enhancement Benefit (EEB) Option..... 57
               Death Benefits After Annuity Payments Begin.... 59
               Abandoned Property Requirements................ 59

             OTHER CONTRACT OPTIONS (LIVING BENEFITS).........  59
               Guaranteed Minimum Income Benefit (GMIB)
                Option........................................  60
               Encore Lifetime Income-Single (Encore-Single)
                Option........................................  68
               Encore Lifetime Income-Joint (Encore-Joint)
                Option........................................  76
               Ovation Lifetime Income II -- Single (Ovation
                II -- Single).................................  84
               Ovation Lifetime Income II -- Joint (Ovation
                II -- Joint)..................................  92
               Ovation Lifetime Income -- Single (Ovation --
                Single)....................................... 100
               Ovation Lifetime Income -- Joint (Ovation --
                Joint)........................................ 109
               Guaranteed Income Provider Benefit (GIPB)
                Option........................................ 117
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option................................. 120
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option................................. 125
               Guaranteed Lifetime Withdrawal
                Benefit II-Single (GLWB II-Single) Option..... 130
               Guaranteed Lifetime Withdrawal
                Benefit II-Joint (GLWB II-Joint) Option....... 137
             GENERAL INFORMATION.............................. 144
               The Company -- Minnesota Life Insurance
                Company....................................... 144
               The Separate Account -- Variable Annuity
                Account....................................... 144
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 145
               Compensation Paid for the Sale of Contracts.... 146
               Payments Made by Underlying Mutual
                Funds......................................... 148
               The General Account and the Guaranteed Term
                Account....................................... 148
             VOTING RIGHTS.................................... 151
             FEDERAL TAX STATUS............................... 151
             PERFORMANCE DATA................................. 159
             STATEMENT OF ADDITIONAL INFORMATION.............. 160
             APPENDIX A -- Condensed Financial
              Information and Financial Statements............ A-1
             APPENDIX B -- Illustration of Annuity Values..... B-1
               Illustration of Variable Annuity Income........ B-1
               Illustration of Market Value Adjustment........ B-2
             APPENDIX C -- Types of Qualified Plans........... C-1
             APPENDIX D -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option............... D-1
             APPENDIX E -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit II -- Single and
              Joint Options................................... F-1
             APPENDIX G -- Examples of the Guaranteed
              Minimum Income Benefit Option................... G-1
             APPENDIX H -- Examples of the Encore Lifetime
              Income Single and Joint Options................. H-1
             APPENDIX I -- Examples of the Ovation Lifetime
              Income Single and Joint Options................. I-1
             APPENDIX J -- Examples of the Ovation Lifetime
              Income II Single and Joint Options.............. J-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

ANNUITY COMMENCEMENT DATE: the date on which annuity payments are elected to begin. This may be the maturity date or a date you select prior to the maturity date.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE:   the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE: the effective date of this contract. It is also the date from which we determine contract anniversaries and contract years.

CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

CONTRACT VALUE: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: all of our assets other than those held in our other separate accounts.

GUARANTEE PERIOD: a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

GUARANTEED TERM ACCOUNT: a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

MATURITY DATE: the date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85/th/ birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S), FUND(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub- account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the contract owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transactions tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE


                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.


BY MAIL


                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

    .  To receive a current copy of the MultiOption(R) Advisor Variable
       Annuity Statement of Additional Information (SAI) without charge, call
       1-800- 362-3141, or complete and detach the following and send it to:
        Minnesota Life Insurance Company
        Annuity Services
        P.O. Box 64628
        St. Paul, MN 55164-0628

                          Name ____________
                          Address _________
                          City  State  Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis. Guarantees provided by the insurance company as to the benefits promised in the annuity contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

This Prospectus describes three different contracts, which are referred to as "classes". There are generally 3 classes available: B Class, C Class and L Class. The primary differences are the deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist and a particular contract class may not be available in every state. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from these contracts. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

    Initial Minimum                 B Class $10,000
                                            $2,000 for IRAs and qualified plans
                                    C Class $25,000 for all contract and plan types
                                    L Class $25,000 for all contract and plan types

    Subsequent payment minimum              $500
    (B, C and L Class)                      ($100 for automatic payment plans)

   * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different that those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

INVESTMENT OPTIONS:

      FixedAccount             Minnesota Life General Account

      GuaranteedTerm Account   3 year guarantee period*

                               5 year guarantee period*

                               7 year guarantee period*

                               10 year guarantee period*

      VariableAnnuity Account
                               See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

                        Minimum withdrawal amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

  .  Unemployment Waiver

C Class has no DSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5%
DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional death benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  .  Encore Lifetime Income-Single (effective October 4, 2013)

  .  Encore Lifetime Income-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income II-Single (effective October 4, 2013)

  .  Ovation Lifetime Income II-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income-Single (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Purchase payment amounts after your initial purchase payment may also be limited. Each contract option may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and, its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II -- Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II -- Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation II -- Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II -- Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- SINGLE (OVATION -- SINGLE)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation-Single rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- JOINT (OVATION -- JOINT)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation-Joint rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation-Joint rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY

NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed

Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law.

CONTRACT OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

  DEFERRED SALES CHARGE

 . Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

  (as a percentage of each purchase payment)

                YEARS SINCE PURCHASE PAYMENT B CLASS C CLASS L CLASS
                ---------------------------- ------- ------- -------
                            0-1                7%     None     7%
                            1-2                7%              7%
                            2-3                6%              6%
                            3-4                6%              6%
                            4-5                5%              0%
                            5-6                4%              0%
                            6-7                3%              0%
                      7 and thereafter         0%              0%
             SURRENDER FEES                   None    None    None

             TRANSFER FEE*
               Maximum Charge                 $10*    $10*    $10*
               Transfer Charge                None    None    None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                         B CLASS C CLASS L CLASS
                                         ------- ------- -------
               ANNUAL MAINTENANCE FEE**    $30    None    None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

BEFORE ANNUITY PAYMENTS COMMENCE

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                          B CLASS C CLASS L CLASS
                                                          ------- ------- -------
Mortality and Expense Risk Fee                             1.05%   1.40%   1.35%
Administrative Fee                                         0.15%   0.15%   0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                         1.20%   1.55%   1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           DEATH BENEFIT + DEATH BENEFIT + DEATH BENEFIT +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                  1.35%           1.70%           1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                  1.45%           1.80%           1.75%
Premier Death Benefit (PDB) Charge 0.35%        1.55%           1.90%           1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES
                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%           1.80%           1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%           2.05%           2.00%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
BASE CONTRACT + PDB + EEB + GIPB..........      2.30%           2.65%           2.60%

  .  The GIPB option may not be elected after March 1, 2010.

(The GMIB, GMWB, GLWB, GLWB II, Encore, Ovation, and Ovation II options are not included with the above charges because the charges are calculated on a different basis than the above - described charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS WHERE APPLICABLE)

-------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit             Maximum possible charge 1.00%
(GMWB) Charge/1/                                  Current benefit charge  0.50%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit            Maximum possible charge 0.60%
(GLWB) Charge/2/                                  Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Single  Maximum possible charge 1.00%
(GLWB II-Single) Charge/3/                        Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Joint   Maximum possible charge 1.15%
(GLWB II-Joint) Charge/4/                         Current benefit charge  0.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                 Maximum possible charge 1.50%
GMIB Charge/5/                                    Current benefit charge  0.95%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Encore Lifetime Income-Single                     Maximum possible charge 1.75%
(Encore-Single) Charge/6/                         Current benefit charge  1.10%
-------------------------------------------------------------------------------
Encore Lifetime Income-Joint                      Maximum possible charge 2.00%
(Encore-Joint) Charge/7/                          Current benefit charge  1.30%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Single                    Maximum possible charge 1.75%
(Ovation-Single) Charge/8/                        Current benefit charge  1.15%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Joint                     Maximum possible charge 2.50%
(Ovation-Joint) Charge/9/                         Current benefit charge  1.65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Single               Maximum possible charge 2.25%
(Ovation II - Single) Charge/10/                  Current benefit charge  1.20%
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Joint                Maximum possible charge 2.50%
(Ovation II - Joint) Charge/11/                   Current benefit charge  1.20%
-------------------------------------------------------------------------------

/1/ The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GLWB, or either GLWB II.

/2/ The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, or either GLWB II.
/3/ The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.

/4/ The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.

/5/ The current annual rider charge is equal to 0.95% of the GMIB benefit base.
 Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the annual rider charge will be multiplied by the benefit base amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/6/ The current annual rider charge is equal to 1.10% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/7/ The current annual rider charge is equal to 1.30% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/8/ The current annual rider charge is equal to 1.15% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/9/ The current annual rider charge is equal to 1.65% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/10/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II--Single charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/11/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.

                                                                           MINIMUM MAXIMUM
                                                                           ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES/1 /
  (expenses that are deducted from portfolio assets, including management
  fees, distribution and/or service (12b-1) fees, and other expenses)       0.46%   1.95%

/1/ The table showing the range of expenses for the portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion to the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

  .  You may elect only one living benefit on the contract.

  . You may not elect the 5% Death Benefit Increase or the Premier Death Benefit with GMWB, GMIB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II.

  . You may not elect the Estate Enhancement Benefit with GMIB, or single or joint versions of Encore, Ovation, or Ovation II.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period (and assuming the contract is available for purpose of this Example only):

  .  Base + HAV + Ovation II -- Joint (B Class contracts)

  .  Base + PDB + EEB (C and L Class contracts)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
B CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,281   $2,379    $3,528     $6,393     $581     $1,779  $3,028   $6,393
MINIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,136   $1,951    $2,836     $5,143     $436     $1,351  $2,336   $5,143

                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
C CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB                  $  412   $1,247    $2,097     $4,289     $412     $1,247  $2,097   $4,289
MINIMUM FUND EXPENSES
Base + PDB + EEB                  $  264   $  811    $1,385     $2,944     $264     $  811  $1,385   $2,944

                                                               IF YOU ANNUITIZE AT THE END OF THE
                       IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                       END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                       --------------------------------------- -------------------------------
L CLASS                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB       $1,107   $1,832    $2,074     $4,248     $407     $1,232  $2,074   $4,248
MINIMUM FUND EXPENSES
Base + PDB + EEB       $  959   $1,396    $1,360     $2,895     $259     $  796  $1,360   $2,895

NOTE: In the above example, the charge for Ovation II -- Joint is based on the maximum annual fee rate of 2.50% for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                      B CLASS        C CLASS        L CLASS

Mortality and Expense Risk Fee                       1.20%          1.20%          1.20%

Administrative Fee                                   0.15%          0.15%          0.15%

Total Base Contract Separate Account Annual

Expenses (No Optional Riders)                        1.35%          1.35%          1.35%

Optional Death Benefit Separate Account Charges  Not Applicable Not Applicable Not Applicable

Other Optional Separate Account Charges          Not Applicable Not Applicable Not Applicable

OTHER CHARGES                                       B CLASS        C CLASS        L CLASS

Other Optional Benefit Charges taken from
  Contract Value                                 Not Applicable Not Applicable Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

                                                              INVESTMENT                           INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
Dynamic Asset Allocation Portfolio -- Class B      AllianceBernstein L.P.             The investment seeks to maximize
 Shares                                                                               total return consistent with the
                                                                                      Adviser's determination of
                                                                                      reasonable risk.
International Value Portfolio -- Class B Shares    AllianceBernstein L.P.             The Portfolio's investment objective
                                                                                      is long-term growth of capital.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS)
Invesco V.I. American Value Fund -- Series II      Invesco Advisers, Inc.             To provide above-average total
 Shares                                                                               return over a market cycle of three
                                                                                      to five years by investing in common
                                                                                      stocks and other equity securities.
Invesco V.I. Comstock Fund -- Series II Shares     Invesco Advisers, Inc.             Seeks capital growth and income
                                                                                      through investments in equity
                                                                                      securities, including common stocks,
                                                                                      preferred stocks and securities
                                                                                      convertible into common and
                                                                                      preferred stocks.
Invesco V.I. Equity and Income Fund -- Series II   Invesco Advisers, Inc.             The fund's investment objectives are
 Shares                                                                               both capital appreciation and current
                                                                                      income.
Invesco V.I. Growth and Income Fund -- Series II   Invesco Advisers, Inc.             Seeks long-term growth of capital
 Shares                                                                               and income.
Invesco V.I. Small Cap Equity Fund -- Series II    Invesco Advisers, Inc.             The fund's investment objective is
 Shares                                                                               long-term growth of capital. The
                                                                                      investment objective of the fund may
                                                                                      be changed by the Board of Trustees
                                                                                      (the Board) without shareholder
                                                                                      approval.
ALPS VARIABLE INVESTMENT TRUST (IBBOTSON)
Ibbotson Aggressive Growth ETF Asset Allocation    ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,  capital appreciation.
                                                   Inc.
Ibbotson Balanced ETF Asset Allocation             ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,  capital appreciation and some
                                                   Inc.                               current income.
Ibbotson Conservative ETF Asset Allocation         ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,  current income and preservation of
                                                   Inc.                               capital.
Ibbotson Growth ETF Asset Allocation Portfolio --  ALPS Advisors, Inc.,               Seeks to provide investors with
 Class II Shares                                   SUB-ADVISER: Ibbotson Associates,  capital appreciation.
                                                   Inc.
Ibbotson Income and Growth ETF Asset Allocation    ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio Class II Shares                         SUB-ADVISER: Ibbotson Associates,  current income and capital
                                                   Inc.                               appreciation.
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund -- Class II Shares         American Century Investment        The fund seeks capital growth by
                                                   Management, Inc.                   investing in common stocks. Income
                                                                                      is a secondary objective.

                                                                INVESTMENT
                    FUND NAME                                     ADVISER
                    ---------                                    ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    American Century Investment
                                                   Management, Inc.

AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             Capital Research and Management
                                                   Company



Global Growth Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

Global Small Capitalization Fund/SM/ -- Class 2    Capital Research and Management
 Shares                                            Company

Growth Fund/SM/ -- Class 2 Shares                  Capital Research and Management
                                                   Company
Growth-Income Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

International Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

New World Fund(R) -- Class 2 Shares                Capital Research and Management
                                                   Company
U.S. Government/AAA-Rated Securities Fund/SM/ --   Capital Research and Management
 Class 2 Shares                                    Company


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Service Class 2 Shares  Fidelity Management & Research
                                                   Company (FMR) is the fund's
                                                   manager.
                                                   FMR Co., Inc. and other affiliates of
                                                   FMR serve as sub-advisers for the
                                                   fund.

Mid Cap Portfolio -- Service Class 2 Shares        Fidelity Management & Research
                                                   Company
                                                   (FMR) is the fund's manager.
                                                   FMR Co., Inc.
                                                   and other affiliates of FMR serve as
                                                   sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Mutual Shares VIP Fund -- Class 2 Shares  Franklin Mutual Advisers, LLC





                                                                 INVESTMENT
                    FUND NAME                                     OBJECTIVE
                    ---------                                     ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    The fund pursues long-term total
                                                   return using a strategy that seeks to
                                                   protect against U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             The fund's investment objective is to
                                                   provide you, over the long term, with
                                                   a high level of total return consistent
                                                   with prudent investment
                                                   management.
Global Growth Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
Global Small Capitalization Fund/SM/ -- Class 2    The fund's investment objective is to
 Shares                                            provide you with long-term growth
                                                   of capital.
Growth Fund/SM/ -- Class 2 Shares                  The fund's investment objective is to
                                                   provide you with growth of capital.
Growth-Income Fund/SM/ -- Class 2 Shares           The fund's investment objectives are
                                                   to achieve long-term growth of
                                                   capital and income.
International Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
New World Fund(R) -- Class 2 Shares                The fund's investment objective is
                                                   long-term capital appreciation.
U.S. Government/AAA-Rated Securities Fund/SM/ --   The fund's investment objective is to
 Class 2 Shares                                    provide a high level of current
                                                   income consistent with preservation
                                                   of capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Service Class 2 Shares  Seeks reasonable income. The fund will also consider the potential for
                                                   capital appreciation. The fund's goal
                                                   is to achieve a yield which exceeds
                                                   the composite yield on the securities
                                                   comprising the Standard & Poor's
                                                   500(SM) Index (S&P 500(R)).
Mid Cap Portfolio -- Service Class 2 Shares        Seeks long-term growth of capital.





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Mutual Shares VIP Fund -- Class 2 Shares  Seeks capital appreciation, with income as a secondary goal. Under
                                                   normal market conditions, the fund
                                                   invests primarily in U.S. and foreign
                                                   equity securities that the investment
                                                   manager believes are undervalued.

                                                                INVESTMENT                             INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
Franklin Small Cap Value VIP Fund -- Class 2       Franklin Advisory Services, LLC       Seeks long-term total return. Under
 Shares                                                                                  normal market conditions, the fund
                                                                                         invests at least 80% of its net assets
                                                                                         in investments of small
                                                                                         capitalization companies.
Franklin Small-Mid Cap Growth VIP Fund -- Class 2  Franklin Advisers, Inc.               Seeks long-term capital growth.
 Shares                                                                                  Under normal market conditions,
                                                                                         the fund invests at least 80% of its
                                                                                         net assets in investments of small
                                                                                         capitalization and mid-capitalization
                                                                                         companies.
Templeton Developing Markets VIP Fund -- Class 2   Templeton Asset Management Ltd.       Seeks long-term capital appreciation.
 Shares                                                                                  Under normal market conditions,
                                                                                         the fund invests at least 80% of its
                                                                                         net assets in emerging markets
                                                                                         investments.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Global Trends Allocation Fund --     Goldman Sachs Asset Management,       The investment seeks to achieve
 Service Shares                                    L.P.                                  investment results that approximate
                                                                                         the performance of the GS Global
                                                                                         Markets Navigator Index ("the
                                                                                         index").
Goldman Sachs High Quality Floating Rate           Goldman Sachs Asset Management,       Seeks to provide a high level of
 Fund -- Service Shares                            L.P.                                  current income, consistent with low
                                                                                         volatility of principal.
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Asset Strategy                       Waddell & Reed Investment             To seek to provide total return.
                                                   Management Company
Ivy Funds VIP Balanced                             Waddell & Reed Investment             To seek to provide total return
                                                   Management Company                    through a combination of capital
                                                                                         appreciation and current income.
Ivy Funds VIP Core Equity                          Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.
Ivy Funds VIP Global Growth                        Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Global Natural Resources             Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.
Ivy Funds VIP High Income                          Waddell & Reed Investment             To seek to provide total return
                                                   Management Company                    through a combination of high
                                                                                         current income and capital
                                                                                         appreciation.
Ivy Funds VIP International Core Equity            Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.
Ivy Funds VIP Micro Cap Growth                     Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
                                                   SUB-ADVISER: Wall Street Associates,
                                                   LLC
Ivy Funds VIP Mid Cap Growth                       Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Science and Technology               Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Small Cap Value                      Waddell & Reed Investment             To seek to provide capital
                                                   Management Company                    appreciation.
Ivy Funds VIP Value                                Waddell & Reed Investment             To seek to provide capital
                                                   Management Company                    appreciation.

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                               OBJECTIVE
                    ---------                                  ----------                             ----------
Ivy Funds VIP Pathfinder Moderately Aggressive --  Waddell & Reed Investment           To seek to provide growth of capital,
 Managed Volatility                                Management Company                  but also to seek income consistent
                                                   SUB-ADVISER: Advantus Capital       with a moderately aggressive level of
                                                   Management, Inc.                    risk as compared to the other Ivy
                                                                                       Funds VIP Pathfinder Managed
                                                                                       Volatility Portfolios, while seeking to
                                                                                       manage volatility of investment
                                                                                       return.
Ivy Funds VIP Pathfinder Moderate -- Managed       Waddell & Reed Investment           To seek to provide total return
 Volatility                                        Management Company                  consistent with a moderate level of
                                                   SUB-ADVISER: Advantus Capital       risk as compared to the other Ivy
                                                   Management, Inc.                    Funds VIP Pathfinder Managed
                                                                                       Volatility Portfolios, while seeking to
                                                                                       manage volatility of investment
                                                                                       return.
Ivy Funds VIP Pathfinder Moderately Conservative   Waddell & Reed Investment           To seek to provide total return
 -- Managed Volatility                             Management Company                  consistent with a moderately
                                                   SUB-ADVISER: Advantus Capital       conservative level of risk as compared
                                                   Management, Inc.                    to the other Ivy Funds VIP Pathfinder
                                                                                       Managed Volatility Portfolios, while
                                                                                       seeking to manage volatility of
                                                                                       investment return.
JANUS ASPEN SERIES
Balanced Portfolio -- Service Shares               Janus Capital Management LLC        Seeks long-term capital growth,
                                                                                       consistent with preservation of
                                                                                       capital and balanced by current
                                                                                       income.
Flexible Bond Portfolio -- Service Shares          Janus Capital Management LLC        Seeks to obtain maximum total
                                                                                       return, consistent with preservation
                                                                                       of capital.
Forty Portfolio -- Service Shares                  Janus Capital Management LLC        Seeks long-term growth of capital.
Overseas Portfolio -- Service Shares               Janus Capital Management LLC        Seeks long-term growth of capital.
Perkins Mid Cap Value Portfolio -- Service Shares  Janus Capital Management LLC        Seeks capital appreciation.
                                                   SUB-ADVISER: Perkins Investment
                                                   Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Small Cap Growth Portfolio    Legg Mason Partners Fund Advisor,   The fund seeks long-term growth of
 -- Class II Shares                                LLC                                 capital.
                                                   SUB-ADVISER: ClearBridge
                                                   Investments, LLC
MFS(R) VARIABLE INSURANCE TRUST
Mid Cap Growth Series -- Service Class             Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
MFS(R) VARIABLE INSURANCE TRUST II
International Value Portfolio -- Service Class     Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive           Neuberger Berman Management         Seeks long-term growth of capital by
 Portfolio -- S Class Shares                       LLC                                 investing primarily in securities of
                                                   SUB-ADVISER: Neuberger Berman, LLC  companies that meet the Fund's financial criteria and social policy.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(R) Managed Risk Balanced ETF Portfolio --     ValMark Advisers, Inc.              Seeks to provide income and capital
 Class 2 Shares                                    SUB-ADVISER: Milliman, Inc.         appreciation with less volatility than
                                                                                       the fixed income and equity markets
                                                                                       as a whole.

                                                              INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
TOPS(R) Managed Risk Flex ETF Portfolio            ValMark Advisers, Inc.             Seeks to provide income and capital
                                                   Sub-Adviser: Milliman, Inc.        appreciation with less volatility than
                                                                                      the fixed income and equity markets
                                                                                      as a whole.
TOPS(R) Managed Risk Growth ETF Portfolio --       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Class 2 Shares                                    SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
TOPS(R) Managed Risk Moderate Growth ETF           ValMark Advisers, Inc.             Seeks capital appreciation with less
 Portfolio -- Class 2 Shares                       SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Small Cap Fund(R)/VA -- Service Shares OppenheimerFunds, Inc.             Seeks capital appreciation.
Oppenheimer International Growth Fund/VA           OFI Global Asset Management, Inc.  Seeks long-term growth of capital by
 --Service Shares                                  SUB-ADVISER: OppenheimerFunds,     investing under normal
                                                   Inc.                               circumstances, at least 65% of its
                                                                                      total assets in equity securities of
                                                                                      issuers that are domiciled or that
                                                                                      have primary operations in at least
                                                                                      three different countries outside the
                                                                                      United States and may invest 100%
                                                                                      of its total assets in foreign
                                                                                      companies.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global Diversified Allocation Portfolio  Pacific Investment Management      Seeks to maximize risk-adjusted total
 -- Advisor Class Shares                           Company LLC ("PIMCO")              return relative to a blend of 60%
                                                                                      MSCI World Index/40% Barclays
                                                                                      U.S. Aggregate Index.
PIMCO VIT Low Duration Portfolio --Advisor Class   Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PIMCO VIT Total Return Portfolio --Advisor Class   Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB Shares    Putnam Investment Management,      Seeks capital growth and current
                                                   LLC                                income.
Putnam VT Growth and Income Fund -- Class IB       Putnam Investment Management,      Seeks capital growth and current
 Shares                                            LLC                                income.
Putnam VT International Equity Fund -- Class IB    Putnam Investment Management,      Seeks capital appreciation.
 Shares                                            LLC
Putnam VT Multi-Cap Growth Fund --Class IB Shares  Putnam Investment Management,      Seeks long-term capital appreciation.
                                                   LLC
Putnam VT Voyager Fund -- Class IB Shares          Putnam Investment Management,      Seeks capital appreciation.
                                                   LLC
SECURIAN FUNDS TRUST
SFT Advantus Bond Fund -- Class 2 Shares           Advantus Capital Management, Inc.  Seeks as high a level of a long-term total rate of return as is consistent
                                                                                      with prudent investment risk. The
                                                                                      Portfolio also seeks preservation of
                                                                                      capital as a secondary objective.
SFT Advantus Index 400 Mid-Cap Fund -- Class 2     Advantus Capital Management, Inc.  Seeks investment results generally
 Shares                                                                               corresponding to the aggregate price
                                                                                      and dividend performance of the
                                                                                      publicly traded common stocks that
                                                                                      comprise the Standard & Poor's 400
                                                                                      MidCap Index (the S&P 400).

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
SFT Advantus Index 500 Fund -- Class 2 Shares      Advantus Capital Management, Inc.     Seeks investment results that
                                                                                         correspond generally to the price and
                                                                                         yield performance of the common
                                                                                         stocks included in the Standard &
                                                                                         Poor's 500 Composite Stock Price
                                                                                         Index (the S&P 500).
SFT Advantus International Bond Fund -- Class 2    Advantus Capital Management, Inc.     Seeks to maximize current income,
 Shares                                            SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of principal.
SFT Advantus Managed Volatility Fund               Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
                                                                                         return relative to its blended
                                                                                         benchmark index, comprised of 60%
                                                                                         S&P 500 Index and 40% Barclays
                                                                                         U.S. Corporate Index (the
                                                                                         Benchmark Index).
SFT Advantus Money Market Fund*                    Advantus Capital Management, Inc.     Seeks maximum current income to
                                                                                         the extent consistent with liquidity
                                                                                         and the preservation of capital.
SFT Advantus Mortgage Securities Fund -- Class 2   Advantus Capital Management, Inc.     Seeks a high level of current income
 Shares                                                                                  consistent with prudent investment
                                                                                         risk.
SFT Advantus Real Estate Securities Fund -- Class  Advantus Capital Management, Inc.     Seeks above average income and
 2 Shares                                                                                long-term growth of capital.
SFT Ivy/SM/ Growth Fund                            Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Ivy/SM/ Small Cap Growth Fund                  Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Pyramis(R) Core Equity Fund -- Class 2 Shares  Advantus Capital Management, Inc.     Seeks long-term capital appreciation
                                                   SUB-ADVISER: Pyramis Global
                                                   Advisors, LLC
SFT T. Rowe Price Value Fund                       Advantus Capital Management, Inc.     Seeks to provide long-term capital
                                                   SUB-ADVISER: T. Rowe Price            appreciation by investing in common
                                                   Associates, Inc.                      stocks believed to be undervalued.
                                                                                         Income is a secondary objective.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity         Morgan Stanley Investment             Seeks long-term capital appreciation
 Portfolio -- Class II Shares                      Management Inc.                       by investing primarily in growth-
                                                                                         oriented equity securities of issuers
                                                                                         in emerging market countries.

* Although the SFT Advantus Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the SFT Advantus Money Market Fund. An investment in the SFT Advantus Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Advantus Money Market Fund may become extremely low and possibly negative.

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges."

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following and must be in U.S. dollars:

            B Class $10,000
                    $2,000 for IRAs and Qualified Retirement Plans
            C Class $25,000 for all contract and plan types
            L Class $25,000 for all contract and plan types

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract; but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the benefit of the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 for the same owner or annuitant without our prior consent. For purposes of these limitations, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000 for the same owner or annuitant, without our prior consent for B, C or L Class.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE MODEL PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.

The following is a brief description of the five Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

GROWTH PORTFOLIO

The Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

CONSERVATIVE GROWTH PORTFOLIO

The Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME AND GROWTH PORTFOLIO

The Income and Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME PORTFOLIO

The Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio's allocation is changed. You must instruct us to change the allocation.

Certain Model Portfolios may be used with some of the living benefit riders. Please see the section that describes the optional benefit for additional discussion of how the models may be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase one of the optional living benefit riders other than GIPB. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE GENERAL ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C, D, and E, according to the following limitations:

Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single fund in Group A

Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

Group C -- a MAXIMUM of 30% of your total allocation

Group D -- a MAXIMUM of 10% of your total allocation

Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 40% of your contract value to Group B. You are not required to allocate anything to Groups C, D, or E.

 GROUP A (30% -- 60% -- no more than 30% in any single fund)

             -----------------------------------------------------
             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund --         Duration Portfolio
                  Class II Shares            -- Advisor Class
             AMERICAN FUNDS INSURANCE        Shares
             SERIES(R)                    .  PIMCO VIT Total
               .  U.S.                       Return Portfolio --
                  Government/AAA-Rated       Advisor Class Shares
                  Securities Fund/SM/   SECURIAN FUNDS TRUST
                  -- Class 2 Shares       .  SFT Advantus Bond
             GOLDMAN SACHS VARIABLE          Fund -- Class 2
             INSURANCE TRUST                 Shares
               .  Goldman Sachs High      .  SFT Advantus Money
                  Quality Floating           Market Fund
                  Rate Fund -- Service    .  SFT Advantus
                  Shares                     Mortgage Securities
             JANUS ASPEN SERIES              Fund -- Class 2
               .  Flexible Bond              Shares
                  Portfolio -- Service
                  Shares
             -----------------------------------------------------

 GROUP B (40% -- 70%)

             -----------------------------------------------------
             AB VARIABLE PRODUCTS         .  TOPS(R) Managed Risk
             SERIES FUND, INC.               Flex ETF Portfolio
               .  Dynamic Asset           .  TOPS(R) Managed Risk
                  Allocation Portfolio       Growth ETF Portfolio
                  -- Class B Shares          -- Class 2 Shares
             GOLDMAN SACHS VARIABLE       .  TOPS(R) Managed Risk
             INSURANCE TRUST                 Moderate Growth ETF
               .  Goldman Sachs Global       Portfolio -- Class 2
                  Trends Allocation          Shares
                  Fund -- Service       PIMCO VARIABLE INSURANCE
                  Shares                TRUST
             IVY FUNDS VARIABLE           .  PIMCO VIT Global
             INSURANCE PORTFOLIOS            Diversified
               .  Ivy Funds VIP              Allocation Portfolio
                  Pathfinder                 -- Advisor Class
                  Moderately                 Shares
                  Aggressive --         SECURIAN FUNDS TRUST
                  Managed Volatility      .  SFT Advantus Managed
               .  Ivy Funds VIP              Volatility Fund
                  Pathfinder Moderate
                  -- Managed Volatility
               .  Ivy Funds VIP
                  Pathfinder
                  Moderately
                  Conservative --
                  Managed Volatility
             NORTHERN LIGHTS VARIABLE
             TRUST
               .  TOPS(R) Managed Risk
                  Balanced ETF
                  Portfolio -- Class 2
                  Shares
             -----------------------------------------------------

 GROUP C (up to 30%)

             -----------------------------------------------------
             AIM VARIABLE INSURANCE     IVY FUNDS VARIABLE
             FUNDS (INVESCO VARIABLE    INSURANCE PORTFOLIOS
             INSURANCE FUNDS)             .  Ivy Funds VIP Asset
               .  Invesco V.I.               Strategy
                  Comstock Fund --        .  Ivy Funds VIP
                  Series II Shares           Balanced
               .  Invesco V.I. Equity     .  Ivy Funds VIP Core
                  and Income Fund --         Equity
                  Series II Shares        .  Ivy Funds VIP Value
             ALPS VARIABLE INVESTMENT   JANUS ASPEN SERIES
             TRUST (IBBOTSON)             .  Balanced Portfolio
               .  Ibbotson Aggressive        -- Service Shares
                  Growth ETF Asset        .  Perkins Mid Cap
                  Allocation Portfolio       Value Portfolio --
                  -- Class II Shares         Service Shares
               .  Ibbotson Balanced     NEUBERGER BERMAN ADVISERS
                  ETF Asset Allocation  MANAGEMENT TRUST
                  Portfolio -- Class      .  Neuberger Berman AMT
                  II Shares                  Socially Responsive
               .  Ibbotson                   Portfolio -- S Class
                  Conservative ETF      PUTNAM VARIABLE TRUST
                  Asset Allocation        .  Putnam VT Growth and
                  Portfolio -- Class         Income Fund -- Class
                  II Shares                  IB Shares
               .  Ibbotson Growth ETF   SECURIAN FUNDS TRUST
                  Asset Allocation        .  SFT Advantus Index
                  Portfolio -- Class         500 Fund -- Class 2
                  II Shares                  Shares
               .  Ibbotson Income and     .  SFT Ivy/SM/ Growth
                  Growth ETF Asset           Fund
                  Allocation Portfolio    .  SFT Pyramis(R) Core
                  -- Class II Shares         Equity Fund --
             AMERICAN FUNDS INSURANCE        Class 2 Shares
             SERIES(R)                    .  SFT T. Rowe Price
               .  Growth Fund/SM/ --         Value Fund
                  Class 2 Shares
               .  Growth-Income
                  Fund/SM/ -- Class 2
                  Shares
             FIDELITY(R) VARIABLE
             INSURANCE PRODUCTS FUNDS
               .  Fidelity VIP
                  Equity-Income
                  Portfolio -- Service
                  Class 2 Shares
             -----------------------------------------------------

 GROUP D (up to 10%)

             -----------------------------------------------------
             AIM VARIABLE INSURANCE      JANUS ASPEN SERIES
             FUNDS (INVESCO VARIABLE      .  Forty Portfolio --
             INSURANCE FUNDS)                Service Shares
               .  Invesco V.I.           LEGG MASON PARTNERS
                  American Value Fund    VARIABLE EQUITY TRUST
                  -- Series II Shares     .  ClearBridge Variable
               .  Invesco V.I. Small         Small Cap Growth
                  Cap Equity Fund --         Portfolio -- Class
                  Series II Shares           II Shares
              AMERICAN FUNDS INSURANCE   MFS(R) VARIABLE
              SERIES(R)                  INSURANCE TRUST II
               .  Global Bond Fund/SM/    .  International Value
                  -- Class 2 Shares          Portfolio -- Service
               .  Global Growth              Shares
                  Fund/SM/ -- Class 2   OPPENHEIMER VARIABLE
                  Shares                ACCOUNT FUNDS
               .  International           .  Oppenheimer
                  Fund/SM/ -- Class 2        International Growth
                  Shares                     Fund/VA -- Service
              FIDELITY(R) VARIABLE           Shares
              INSURANCE PRODUCTS FUNDS  PUTNAM VARIABLE TRUST
               .  Mid Cap Portfolio --    .  Putnam VT Voyager
                  Service Class 2            Fund -- Class IB
                  Shares                     Shares
              IVY FUNDS VARIABLE        SECURIAN FUNDS TRUST
              INSURANCE PORTFOLIOS        .  SFT Advantus Index
               .  Ivy Funds VIP              400 Mid Cap Fund --
                  International Core         Class 2 Shares
                  Equity                  .  SFT Advantus
               .  Ivy Funds VIP Global       International Bond
                  Growth                     Fund -- Class 2
               .  Ivy Funds VIP Mid          Shares
                  Cap Growth              .  SFT Ivy/SM/ Small
               .  Ivy Funds VIP Small        Cap Growth Fund
                  Cap Value
             -----------------------------------------------------

 GROUP E (up to 5%)

             ------------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy Funds VIP High
             SERIES(R)                       Income
               .  Global Small            .  Ivy Funds VIP Micro
                  Capitalization             Cap Growth
                  Fund/SM/ -- Class 2     .  Ivy Funds VIP
                  Shares                     Science and
               .  New World Fund(R) --       Technology
                  Class 2 Shares         JANUS ASPEN SERIES
              FRANKLIN TEMPLETON          .  Overseas Portfolio
              VARIABLE INSURANCE             -- Service Shares
              PRODUCTS TRUST             SECURIAN FUNDS TRUST
               .  Franklin Small Cap      .  SFT Advantus Real
                  Value VIP Fund --          Estate Securities
                  Class 2 Shares             Fund -- Class 2
               .  Templeton Developing       Shares
                  Markets VIP Fund --    THE UNIVERSAL
                  Class 2 Shares         INSTITUTIONAL FUNDS, INC.
              IVY FUNDS VARIABLE          .  Morgan Stanley UIF
              INSURANCE PORTFOLIOS           Emerging Markets
               .  Ivy Funds VIP Global       Equity Portfolio --
                  Natural Resources          Class II Shares
             ------------------------------------------------------

REBALANCING

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If a contract owner makes an allocation change request to a group or fund that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a group or fund available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center), or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. Total aggregate transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If after annuitization the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.

If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:

             YEARS SINCE PURCHASE PAYMENT  B CLASS C CLASS L CLASS
             ----------------------------  ------- ------- -------
                        0-1                  7%     None     7%
                        1-2                  7%              7%
                        2-3                  6%              6%
                        3-4                  6%              6%
                        4-5                  5%              0%
                        5-6                  4%              0%
                        6-7                  3%              0%
                  7 and thereafter           0%              0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

  . Amounts withdrawn in any contract year that are less than or equal to the annual "free amount". The free amount shall be equal to 15% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income-Single, Ovation Lifetime Income-Joint, Ovation Lifetime Income II -- Single, or Ovation Lifetime Income II -- Joint options.

NURSING HOME OR TERMINAL ILLNESS WAIVER

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:

    .  prescribed by a licensed Physician in writing; and

    . based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

    .  is diagnosed by a licensed Physician; and

    .  is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

  . provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

  . provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

  . apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

                                  B Class   1.05%
                                  C Class   1.40%
                                  L Class   1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% DEATH BENEFIT INCREASE (5% DBI) OPTION -- CHARGE

  . If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION -- CHARGE

  . If you purchase the Encore - Single optional benefit, we will deduct an Encore -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore -- Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION -- CHARGE

  . If you purchase the Encore - Joint optional benefit, we will deduct an Encore -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The annual Encore -- Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION - CHARGE

  . If you purchase the Ovation II -- Single optional benefit, we will deduct an Ovation II -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION - CHARGE

  . If you purchase the Ovation II -- Joint optional benefit, we will deduct an Ovation II -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION -- CHARGE

  . If you purchase the Ovation-Single optional benefit, we will deduct an Ovation-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Single charge is equal to 1.15% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION -- CHARGE

  . If you purchase the Ovation-Joint optional benefit, we will deduct an Ovation-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Joint charge is equal to 1.65% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

  . If you purchase the GLWB II-Single Life optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

  . If you purchase the GLWB II-Joint Life optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b)  the age and gender of the annuitant and any joint annuitant,

c)  the type of annuity payment option you select, and

d)  the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for a further description of those risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of Annuity Unit').

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in 'Special Terms') for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

SURVIVING SPOUSE OPTION

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
  .  there is a surviving joint          death benefit
     contract owner; and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
  .  there is no joint contract owner;   the death benefit
     and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
  .  there is no joint contract owner    death benefit
     and
  .  there is no designated
     beneficiary (or all of the
     beneficiaries pre-decease the
     contract owner); and
  .  the annuitant is either living or
     deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
  .  contract owner is living            annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
  .  the contract owner is a             the death benefit.
     non-natural person, such as a
     trust
 -----------------------------------------------------------------------------

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Changes" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

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

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
              0   65           10,000           10,000         0    10,000
              1   66           10,000            9,000     9,000    10,000
              2   67           10,000            8,000     9,000    10,000
              3   68           10,000            9,000     9,000    10,000
              4   69           10,000           11,000    11,000    11,000
              5   70           10,000           13,500    13,500    13,500
              6   71           10,000            9,000    13,500    13,500
              7   72           10,000           10,000    13,500    13,500
              8   73           10,000           12,000    13,500    13,500
              9   74           10,000           14,000    14,000    14,000
             10   75           10,000           12,000    14,000    14,000
             11   76           10,000           15,000    15,000    15,000
             12   77           10,000           17,000    17,000    17,000
             13   78           10,000           19,000    19,000    19,000
             14   79           10,000           21,200    21,200    21,200
             15   80           10,000           23,000    23,000    23,000
             16   81           10,000           24,000    23,000    24,000

                                     [CHART]

             Purchase Payments
               Adjusted For                                Highest Anniversary
 Age           Withdrawals          Contract Value                Value
 ---         -----------------      --------------         -------------------
 65              $10000                 $10000
 66               10000                   9000                    $ 9000
                  10000                   8000                      9000
 68               10000                   9000                      9000
                  10000                  11000                     11000
                  10000                  13500                     13500
 71               10000                   9000                     13500
                  10000                  10000                     13500
                  10000                  12000                     13500
 74               10000                  14000                     14000
                  10000                  12000                     14000
                  10000                  15000                     15000
 77               10000                  17000                     17000
                  10000                  19000                     19000
                  10000                  21200                     21200
 80               10000                  23000                     23000
                  10000                  24000                     23000



To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

5% DEATH BENEFIT INCREASE OPTION

The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:

(a) the portion of the contract value in the general account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

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

Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                 5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

   CONTRACT            PURCHASE PAYMENT     CONTRACT 5% DEATH BENEFIT  DEATH
  ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE    INCREASE VALUE  BENEFIT
  -----------  --- ------------------------ -------- ---------------- -------
       0       65           10,000           10,000       10,000      10,000
       1       66           10,000            9,000       10,500      10,500
       2       67           10,000            8,000       11,025      11,025
       3       68           10,000            9,000       11,576      11,576
       4       69           10,000           11,000       12,155      12,155
       5       70           10,000           13,500       12,763      13,500
       6       71           10,000            9,000       13,401      13,401
       7       72           10,000           10,000       14,071      14,071
       8       73           10,000           12,000       14,775      14,775
       9       74           10,000           14,000       15,513      15,513
      10       75           10,000           12,000       16,289      16,289
      11       76           10,000           15,000       17,103      17,103
      12       77           10,000           17,000       17,959      17,959
      13       78           10,000           19,000       18,856      19,000
      14       79           10,000           21,200       19,799      21,200
      15       80           10,000           23,000       20,000      23,000
      16       81           10,000           24,000       20,000      24,000


                                     [CHART]

             Purchase Payments                                    5% Death
               Adjusted For                                   Benefit Increase
 Age            Withdrawals         Contract Value                 value
 ---         -----------------      --------------            ----------------
 65               $10000                $10000                      $10000
 66                10000                  9000                       10500
 67                10000                  8000                       11025
 68                10000                  9000                       11576
 69                10000                 11000                       12155
 70                10000                 13500                       12763
 71                10000                  9000                       13401
 72                10000                 10000                       14071
 73                10000                 12000                       14775
 74                10000                 14000                       15513
 75                10000                 12000                       16289
 76                10000                 15000                       17103
 77                10000                 17000                       17959
 78                10000                 19000                       18856
 79                10000                 21200                       19799
 80                10000                 23000                       20000
 81                10000                 24000                       20000

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

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

                              MULTIOPTION ADVISOR
                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                     HIGHEST       5% DEATH
 CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY BENEFIT INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE         VALUE       BENEFIT
-----------  --- ------------------------ -------- ----------- ---------------- -------
     0       65           10,000           10,000         0         10,000      10,000
     1       66           10,000            9,000     9,000         10,500      10,500
     2       67           10,000            8,000     9,000         11,025      11,025
     3       68           10,000            9,000     9,000         11,576      11,576
     4       69           10,000           11,000    11,000         12,155      12,155
     5       70           10,000           13,500    13,500         12,763      13,500
     6       71           10,000            9,000    13,500         13,401      13,500
     7       72           10,000           10,000    13,500         14,071      14,071
     8       73           10,000           12,000    13,500         14,775      14,775
     9       74           10,000           14,000    14,000         15,513      15,513
    10       75           10,000           12,000    14,000         16,289      16,289
    11       76           10,000           15,000    15,000         17,103      17,103
    12       77           10,000           17,000    17,000         17,959      17,959
    13       78           10,000           19,000    19,000         18,856      19,000
    14       79           10,000           21,200    21,200         19,799      21,200
    15       80           10,000           23,000    23,000         20,000      23,000
    16       81           10,000           24,000    23,000         20,000      24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed account(s) or any of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into

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

the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  .  Encore Lifetime Income-Single (effective October 4, 2013)

  .  Encore Lifetime Income-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income II-Single (effective October 4, 2013)

  .  Ovation Lifetime Income II-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income-Single Option (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint Option (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

EFFECTIVE OCTOBER 4, 2014, THIS OPTION IS NO LONGER AVAILABLE.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

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  .  THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO
     NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

  . IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . If available, you may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

    (a)the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

    (b)any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

    (a)the fixed annuity payment calculated under the terms of this rider based on the annuity payment option selected by the contract owner; or

    (b)the fixed annuity payment calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The Benefit Base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind,

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

applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is

$5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the section above entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

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OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

    (a)100% allocation to an allowable Focused Portfolio Strategy;

    (b)100% allocation among allowable sub-accounts; or

    (c)100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

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

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

SPOUSAL CONTINUATION

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

    (a)the contract anniversary following the oldest owner's 90th birthday; or

    (b)termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

    (c)any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

    (d)the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

    (e)the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

    (f)the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

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  .  The oldest contract owner (or annuitant, if a non-natural contract owner)
     must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                          ---       ------------------------
                    through age 64            4.0%
                       65 - 79                5.0%
                         80+                  6.0%

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

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

    (a)is the benefit base immediately prior to the withdrawal,

    (b)is the amount of the withdrawal, and

    (c)is the contract value immediately prior to the withdrawal.

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The GAI will be equal to (a) multiplied by (b) where:

    (a)is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

    (b)is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD), whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year

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2011, then the owner will have withdrawn $6,500 for the 2010 contract year
(April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT                                 .  Ivy Funds VIP Pathfinder Moderate
    Advantus Managed Volatility Fund       -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group.

If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

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

ANNUITY PAYMENTS UNDER ENCORE-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the Encore -- Joint effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                     80 and older             6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the annual income percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit bate you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

    The benefit base will be reduced by an amount equal to (a) multiplied by
    (b) divided by (c) where:

       (a) is the benefit base immediately prior to the excess portion of the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

    The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

       (a) is the GAI prior to the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a

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withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

                                                                        PAGE 83

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OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how this rider works.

Ovation II -- Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

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

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

                                                                        PAGE 85

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You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE
INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

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On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                        65-74                 5.0%
                        75-79                 5.5%
                         80 +                 6.5%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit

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base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

                                                                        PAGE 89

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CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on

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your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II -- SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation II -- Single rider, you may not elect to cancel it.

                                                                        PAGE 91

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The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II -- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how the benefit base and GAI are calculated.

Ovation II -- Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

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  .  If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II -- Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II -- Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

                                                                        PAGE 93

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CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have

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been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-74                 4.5%
                        75-79                 5.0%
                         80 +                 6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

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ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

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Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF
Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II -- JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II -- Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation II -- Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to

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the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a

                                                                       PAGE 101

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withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

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BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

                                                                       PAGE 103

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The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

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  .  Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the

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section entitled "Focused Portfolio Strategies or Models" in this Prospectus.
You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase

                                                                       PAGE 107

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payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

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

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

                                                                       PAGE 109

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  .  After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

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BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE

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YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200%
BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

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We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

                                                                       PAGE 113

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ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last

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quarter of 2011. In that case, the withdrawals for the contract year (i.e.,
$6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk

                                                                       PAGE 115

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characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

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SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation-Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  .  You may not elect this option in combination with any other living benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday

                                                                       PAGE 117

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or the oldest contract owner's 90/th/ birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER OF:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.


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(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

  . the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accrued through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.


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

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION

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While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity

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payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                         AGE    ANNUAL INCOME PERCENTAGE
                         ---    ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an

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annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

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

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59/th/ birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.


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

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date, or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or
(b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement or as otherwise described below.

                                                                       PAGE 131

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ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as

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

described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event that you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Single and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the

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

section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed

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without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives" (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59(th) birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

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  .  Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of both designated lives, or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the youngest designated life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the designated life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

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ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to the contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as

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described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $5,000 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

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In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, and for a period of 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Joint and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


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B) CURRENT ALLOWABLE SUB-ACCOUNTS:  When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

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EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

(a) thesurviving spouse is also the Joint Designated Life, and

(b) thisrider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further

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benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.


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The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

                                                                       PAGE 145

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COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H. Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 8.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

       ------------------------------------------------------------------
         ADDITIONAL PAYMENT TYPE   DESCRIPTION OR EXAMPLES OF PAYMENT
       ------------------------------------------------------------------
        Payments for Access or     Access to registered representatives
        Visibility                 and/or broker dealers such as
                                   one-on-one wholesaler visits or
                                   attendance at national/regional sales
                                   meetings or similar events; inclusion
                                   of our products on a broker-dealer's
                                   "preferred list"; participation in or
                                   visibility at national and/or
                                   regional conferences; articles in
                                   broker-dealer or similar publications
                                   promoting our services or products
       ------------------------------------------------------------------
        Payments for Gifts &       Occasional meals and/or
        Entertainment              entertainment, tickets to
                                   sporting/other events, and other
                                   gifts.
       ------------------------------------------------------------------

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

       Payments for Marketing       Joint marketing campaigns,
       Support                      broker-dealer event
                                    participation/advertising;
                                    sponsorship of broker-dealer sales
                                    contests or promotions in which
                                    participants (including registered
                                    representatives) receive prizes such
                                    as travel, awards, merchandise or
                                    other recognition
      --------------------------------------------------------------------
       Payments for Technical Type  Sales support through the provision
       Support                      of hardware, software, or links to
                                    our websites from broker-dealer
                                    websites and other expense allowance
                                    or reimbursement
      --------------------------------------------------------------------
       Payments for Training        Educational, due diligence, sales or
                                    training seminars, conferences and
                                    programs, sales and service desk
                                    training, and/or client or prospect
                                    seminar sponsorships.
      --------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 8.25% of purchase payments (i.e., base commission plus additional payments).

A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 8.25% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production or persistency. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

                                                                       PAGE 147

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PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.35% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

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

The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where  i = Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If

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

Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

    (a)transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

    (b)amounts payable as a death benefit; and

    (c)amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax

                                                                       PAGE 151

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laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). We discontinued issuing this annuity contract to
Section 403(b) plans on May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

In addition to federal tax laws, you should consider how your relationship will be recognized for state tax law purposes. You are strongly encouraged to consult with your tax advisor about these issues if you are in a same-sex marriage, civil union, or domestic partnership.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance

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products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its funds. Nonetheless, we believe that each fund of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

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In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes see "Taxation of Partial and Full Withdrawals". If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a)if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b)if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you understand how the sub-account options have performed. It shows the value of sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.35       $1.41      44,106,413
                 2013..     $1.37       $1.35      49,552,566
                 2012..     $1.29       $1.37      48,710,353
                 2011..     $1.21       $1.29      48,418,918
                 2010..     $1.12       $1.21      52,170,601
                 2009..     $0.98       $1.12      51,815,071
                 2008..     $1.15       $0.98      47,883,998
                 2007..     $1.14       $1.15      48,118,946
                 2006..     $1.10       $1.14      33,514,194
                 2005..     $1.09       $1.10      20,858,509
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.91       $3.14       7,776,540
                 2013..     $2.22       $2.91       9,134,320
                 2012..     $1.92       $2.22      11,193,830
                 2011..     $1.98       $1.92      11,686,550
                 2010..     $1.59       $1.98      11,774,881
                 2009..     $1.18       $1.59      12,327,943
                 2008..     $1.89       $1.18      12,218,692
                 2007..     $1.78       $1.89       9,622,873
                 2006..     $1.64       $1.78       6,746,260
                 2005..     $1.48       $1.64       4,210,369
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $2.08       $2.32       2,894,716
                 2013..     $1.60       $2.08       3,217,316
                 2012..     $1.40       $1.60       3,298,000
                 2011..     $1.40       $1.40       3,248,431
                 2010..     $1.23       $1.40       3,382,452
                 2009..     $0.99       $1.23       3,488,975
                 2008..     $1.60       $0.99       3,550,566
                 2007..     $1.54       $1.60       3,688,436
                 2006..     $1.35       $1.54       3,836,976
                 2005..     $1.31       $1.35       3,569,303
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.55       $1.56      14,223,684
                 2013..     $1.57       $1.55      15,379,576
                 2012..     $1.37       $1.57      15,069,329
                 2011..     $1.39       $1.37      13,689,403
                 2010..     $1.24       $1.39      12,048,924
                 2009..     $1.06       $1.24      10,169,360
                 2008..     $1.03       $1.06       9,275,061
                 2007..     $0.96       $1.03       8,529,734
                 2006..     $0.93       $0.96       3,663,256
                 2005..     $1.00(e)    $0.93         455,676
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.14      26,632,982
                 2013..     $1.00(ap)   $1.06      25,591,204



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $1.02       $1.01       8,148,973
                 2013..     $1.03       $1.02       9,056,238
                 2012..     $1.04       $1.03      10,387,704
                 2011..     $1.05       $1.04      11,505,291
                 2010..     $1.07       $1.05      12,333,769
                 2009..     $1.08       $1.07      14,591,653
                 2008..     $1.07       $1.08      15,526,476
                 2007..     $1.03       $1.07      12,798,638
                 2006..     $1.00       $1.03       9,540,026
                 2005..     $0.99       $1.00       7,343,757
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.16       $1.22      10,335,388
                 2013..     $1.20       $1.16      10,892,996
                 2012..     $1.18       $1.20      10,884,455
                 2011..     $1.11       $1.18      11,234,461
                 2010..     $1.06       $1.11      12,716,700
                 2009..     $0.99       $1.06      12,767,716
                 2008..     $1.15       $0.99      13,556,541
                 2007..     $1.13       $1.15      16,487,429
                 2006..     $1.08       $1.13      12,562,773
                 2005..     $1.07       $1.08      10,568,444
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $2.69       $3.46       6,089,367
                 2013..     $2.69       $2.69       7,302,115
                 2012..     $2.31       $2.69       7,398,935
                 2011..     $2.22       $2.31       7,450,847
                 2010..     $1.74       $2.22       7,670,170
                 2009..     $1.41       $1.74       8,514,923
                 2008..     $2.24       $1.41       8,005,637
                 2007..     $2.70       $2.24       7,089,461
                 2006..     $2.09       $2.70       6,050,238
                 2005..     $1.90       $2.09       4,803,277
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $2.04(bt)   $2.27      28,540,361
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.96(bt)   $2.10       3,414,212
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $2.65(bt)   $2.92       5,277,386
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $2.42(bt)   $2.60      24,189,582
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.05       $1.08         475,157
                 2013..     $1.00       $1.05         174,072

1.20% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.63        $0.59          685,043
                  2013...     $0.52        $0.63          651,872
                  2012...     $0.46        $0.52          698,661
                  2011...     $0.58        $0.46          482,311
                  2010...     $0.56        $0.58          248,219
                  2009...     $0.43        $0.56          168,482
                  2008...     $0.92        $0.43          152,944
                  2007...     $1.00        $0.92           28,309
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $2.05        $2.28          581,692
                  2013...     $1.53        $2.05          497,433
                  2012...     $1.36        $1.53          519,910
                  2011...     $1.33        $1.36          503,607
                  2010...     $1.19        $1.33          558,724
                  2009...     $1.02        $1.19          613,414
                  2008...     $1.58        $1.02          672,130
                  2007...     $1.61        $1.58          809,084
                  2006...     $1.39        $1.61          772,992
                  2005...     $1.35        $1.39          758,395
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.22        $1.25       22,771,705
                  2013...     $1.35        $1.22       23,629,975
                  2012...     $1.27        $1.35       21,073,097
                  2011...     $1.15        $1.27       13,289,085
                  2010...     $1.11        $1.15        8,572,412
                  2009...     $1.02        $1.11        3,629,167
                  2008...     $1.05        $1.02        1,124,994
                  2007...     $1.00(f)     $1.05          154,073
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $1.00        $1.01        1,421,890
                  2013...     $1.04        $1.00        1,452,500
                  2012...     $0.99        $1.04        1,494,054
                  2011...     $1.00        $0.99          420,847
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.28        $1.30        1,605,769
                  2013...     $1.00        $1.28        1,356,292
                  2012...     $0.83        $1.00        1,343,676
                  2011...     $1.00        $0.83          268,126
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.13        $1.14          556,585
                  2013...     $0.89        $1.13          548,880
                  2012...     $0.76        $0.89          427,794
                  2011...     $1.00        $0.76          118,000
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.30        $1.39        2,564,138
                  2013...     $1.01        $1.30        2,589,752
                  2012...     $0.87        $1.01        2,145,084
                  2011...     $1.00        $0.87          724,644
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.39        $1.52        2,190,470
                  2013...     $1.05        $1.39        2,052,991
                  2012...     $0.91        $1.05        1,643,508
                  2011...     $1.00        $0.91          543,222
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.09        $1.05        1,996,762
                  2013...     $0.91        $1.09        1,966,317
                  2012...     $0.78        $0.91        1,810,058
                  2011...     $1.00        $0.78          771,718
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.04        $0.95        1,194,154
                  2013...     $0.95        $1.04        1,009,583
                  2012...     $0.82        $0.95          879,073
                  2011...     $1.00        $0.82          330,784


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.02        $1.06        2,101,901
                  2013...     $1.06        $1.02        2,037,334
                  2012...     $1.06        $1.06        1,929,636
                  2011...     $1.00        $1.06          582,981
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $2.00        $2.15       11,779,223
                  2013...     $1.58        $2.00       14,557,083
                  2012...     $1.37        $1.58       17,599,739
                  2011...     $1.38        $1.37       21,352,064
                  2010...     $1.21        $1.38       24,915,650
                  2009...     $0.95        $1.21       27,284,312
                  2008...     $1.67        $0.95       29,577,985
                  2007...     $1.67        $1.67       26,600,191
                  2006...     $1.41        $1.67       22,919,185
                  2005...     $1.35        $1.41       17,786,919
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $3.47        $3.63        2,544,030
                  2013...     $2.58        $3.47        3,111,210
                  2012...     $2.28        $2.58        3,677,893
                  2011...     $2.59        $2.28        3,871,704
                  2010...     $2.04        $2.59        4,043,785
                  2009...     $1.48        $2.04        4,223,520
                  2008...     $2.47        $1.48        4,675,831
                  2007...     $2.17        $2.47        5,434,177
                  2006...     $1.95        $2.17        4,567,617
                  2005...     $1.68        $1.95        3,708,571
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $2.10        $2.22        2,122,420
                  2013...     $1.66        $2.10        2,477,970
                  2012...     $1.47        $1.66        2,963,314
                  2011...     $1.50        $1.47        2,926,576
                  2010...     $1.37        $1.50        2,718,124
                  2009...     $1.10        $1.37        2,644,102
                  2008...     $1.77        $1.10        2,871,702
                  2007...     $1.73        $1.77        2,995,238
                  2006...     $1.48        $1.73        1,975,878
                  2005...     $1.35        $1.48        1,063,302
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.46        $1.45        5,591,063
                  2013...     $1.08        $1.46        5,447,134
                  2012...     $0.93        $1.08        6,314,379
                  2011...     $0.97        $0.93        4,710,281
                  2010...     $0.77        $0.97        3,842,778
                  2009...     $0.60        $0.77        2,902,356
                  2008...     $0.91        $0.60        1,603,585
                  2007...     $1.00(f)     $0.91           52,133
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $2.47        $2.63          724,421
                  2013...     $1.81        $2.47          840,704
                  2012...     $1.65        $1.81          965,313
                  2011...     $1.76        $1.65          890,218
                  2010...     $1.40        $1.76        1,042,458
                  2009...     $0.98        $1.40        1,173,548
                  2008...     $1.73        $0.98        1,305,943
                  2007...     $1.58        $1.73        1,388,660
                  2006...     $1.47        $1.58        1,257,807
                  2005...     $1.42        $1.47        1,128,904

1.20% Variable Account Charge Continued


                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------  ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014...     $3.09         $2.79         2,164,162
                  2013...     $3.15         $3.09         2,392,664
                  2012...     $2.82         $3.15         2,541,563
                  2011...     $3.39         $2.82         2,463,826
                  2010...     $2.92         $3.39         2,498,289
                  2009...     $1.71         $2.92         2,656,049
                  2008...     $3.66         $1.71         3,225,871
                  2007...     $2.88         $3.66         3,143,808
                  2006...     $2.27         $2.88         3,106,321
                  2005...     $1.81         $2.27         1,929,404
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014...     $1.04         $1.07           875,924
                  2013...     $1.00         $1.04         1,228,063
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014...     $1.08         $1.07        10,607,216
                  2013...     $1.09         $1.08        11,007,068
                  2012...     $1.07         $1.09         9,646,201
                  2011...     $1.02         $1.07         5,159,798
                  2010...     $1.00         $1.02         2,185,960
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.04         $1.07         1,507,458
                  2013...     $0.89         $1.04         1,706,455
                  2012...     $0.79         $0.89         1,774,736
                  2011...     $0.84         $0.79         1,356,079
                  2010...     $0.73         $0.84           675,400
                  2009...     $0.59         $0.73           369,474
                  2008...     $0.94         $0.59           267,131
                  2007...     $1.00(f)      $0.94            72,541
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.13         $1.16        27,222,721
                  2013...     $1.02         $1.13        30,870,377
                  2012...     $0.93         $1.02        31,983,401
                  2011...     $0.95         $0.93        28,209,115
                  2010...     $0.86         $0.95        27,345,147
                  2009...     $0.73         $0.86        20,164,928
                  2008...     $0.97         $0.73         7,044,293
                  2007...     $1.00(f)      $0.97           948,553
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.13         $1.15         4,051,424
                  2013...     $1.12         $1.13         5,126,151
                  2012...     $1.08         $1.12         6,360,057
                  2011...     $1.06         $1.08         5,162,783
                  2010...     $1.00         $1.06         2,447,026
                  2009...     $0.94         $1.00         1,738,691
                  2008...     $1.01         $0.94           848,083
                  2007...     $1.00(f)      $1.01            82,427
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.09         $1.12         9,876,800
                  2013...     $0.94         $1.09        10,603,795
                  2012...     $0.85         $0.94        12,365,039
                  2011...     $0.89         $0.85        12,789,351
                  2010...     $0.79         $0.89        14,762,120
                  2009...     $0.64         $0.79        14,354,216
                  2008...     $0.95         $0.64         8,868,669
                  2007...     $1.00(f)      $0.95           588,114


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.13        $1.15        9,562,286
                  2013...     $1.06        $1.13       11,150,783
                  2012...     $1.00        $1.06       13,909,937
                  2011...     $1.00        $1.00       12,297,133
                  2010...     $0.92        $1.00        9,692,411
                  2009...     $0.83        $0.92        5,751,517
                  2008...     $0.99        $0.83          882,749
                  2007...     $1.00(f)     $0.99          159,543
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.39        $1.50          693,784
                  2013...     $1.05        $1.39          479,110
                  2012...     $0.91        $1.05          327,085
                  2011...     $0.91        $0.91          181,531
                  2010...     $0.75        $0.91           95,179
                  2009...     $0.55        $0.75           12,145
                  2008...     $0.95        $0.55           10,870
                  2007...     $1.00(f)     $0.95            3,000
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $2.27        $2.45        4,987,521
                  2013...     $1.69        $2.27        5,273,401
                  2012...     $1.44        $1.69        5,819,582
                  2011...     $1.49        $1.44        3,680,465
                  2010...     $1.30        $1.49        2,182,921
                  2009...     $1.03        $1.30        1,095,183
                  2008...     $1.62        $1.03        1,193,482
                  2007...     $1.68        $1.62        1,243,723
                  2006...     $1.46        $1.68        1,359,859
                  2005...     $1.42        $1.46        1,244,736
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.54        $1.65          398,513
                  2013...     $1.25        $1.54          416,801
                  2012...     $1.12        $1.25          393,690
                  2011...     $1.16        $1.12          337,326
                  2010...     $1.09        $1.16          332,108
                  2009...     $0.82        $1.09          388,062
                  2008...     $1.36        $0.82          488,993
                  2007...     $1.35        $1.36          548,771
                  2006...     $1.24        $1.35          574,036
                  2005...     $1.19        $1.24          553,543
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.26        $2.46          604,908
                  2013...     $1.71        $2.26          794,280
                  2012...     $1.51        $1.71          836,711
                  2011...     $1.57        $1.51          967,371
                  2010...     $1.41        $1.57        1,066,943
                  2009...     $1.15        $1.41          886,046
                  2008...     $1.72        $1.15          919,116
                  2007...     $1.70        $1.72          889,008
                  2006...     $1.48        $1.70          820,853
                  2005...     $1.37        $1.48          452,178
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.41        $1.42        6,098,748
                  2013...     $1.04        $1.41        6,255,275
                  2012...     $0.93        $1.04        7,221,258
                  2011...     $0.95        $0.93        5,832,175
                  2010...     $0.75        $0.95        4,807,829
                  2009...     $0.63        $0.75        4,009,969
                  2008...     $0.92        $0.63        2,017,863
                  2007...     $1.00        $0.92            7,920

1.20% Variable Account Charge Continued


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $3.19         $2.99        8,345,671
                  2013...     $2.58         $3.19        9,814,658
                  2012...     $2.19         $2.58       11,339,718
                  2011...     $2.39         $2.19        9,508,069
                  2010...     $2.23         $2.39        8,427,034
                  2009...     $1.80         $2.23        7,522,615
                  2008...     $2.46         $1.80        6,750,393
                  2007...     $1.73         $2.46        6,276,027
                  2006...     $1.45         $1.73        4,486,389
                  2005...     $1.18         $1.45        1,589,016
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $2.04         $2.17        2,125,789
                  2013...     $1.67         $2.04        2,230,540
                  2012...     $1.51         $1.67        2,062,041
                  2011...     $1.48         $1.51        1,167,500
                  2010...     $1.28         $1.48        1,048,635
                  2009...     $1.14         $1.28        1,342,970
                  2008...     $1.47         $1.14        1,414,020
                  2007...     $1.31         $1.47        1,371,834
                  2006...     $1.19         $1.31        1,433,432
                  2005...     $1.15         $1.19        1,288,429
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.42         $2.62        2,575,763
                  2013...     $1.83         $2.42        2,548,213
                  2012...     $1.56         $1.83        1,851,691
                  2011...     $1.56         $1.56        1,038,438
                  2010...     $1.30         $1.56          582,254
                  2009...     $1.06         $1.30          476,120
                  2008...     $1.65         $1.06          330,945
                  2007...     $1.46         $1.65          275,157
                  2006...     $1.27         $1.46          252,261
                  2005...     $1.18         $1.27          150,752
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $2.14         $2.14        5,690,848
                  2013...     $1.82         $2.14        5,829,701
                  2012...     $1.56         $1.82        5,985,265
                  2011...     $1.70         $1.56        3,563,242
                  2010...     $1.50         $1.70        1,916,461
                  2009...     $1.20         $1.50          730,306
                  2008...     $2.09         $1.20          883,764
                  2007...     $1.75         $2.09          920,302
                  2006...     $1.46         $1.75          921,933
                  2005...     $1.27         $1.46          679,819
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(I):
                  2014...     $1.38         $1.19        3,591,068
                  2013...     $1.30         $1.38        3,673,532
                  2012...     $1.29         $1.30        4,061,074
                  2011...     $1.66         $1.29        3,360,676
                  2010...     $1.44         $1.66        2,762,869
                  2009...     $0.84         $1.44        2,416,111
                  2008...     $2.20         $0.84        2,110,306
                  2007...     $1.55         $2.20        2,073,223
                  2006...     $1.25         $1.55        1,333,276
                  2005...     $1.00(e)      $1.25          525,794
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.03         $1.04       18,611,932
                  2013...     $1.00         $1.03          797,035


                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------  ---------------

                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014...     $2.62         $2.63        14,841,672
                  2013...     $2.12         $2.62        17,067,450
                  2012...     $1.90         $2.12        19,885,607
                  2011...     $2.23         $1.90        18,385,073
                  2010...     $1.98         $2.23        17,143,516
                  2009...     $1.46         $1.98        16,969,418
                  2008...     $2.56         $1.46        17,668,990
                  2007...     $2.36         $2.56        15,189,892
                  2006...     $1.84         $2.36        13,200,487
                  2005...     $1.68         $1.84         9,171,847
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $3.58         $3.48           314,991
                  2013...     $2.30         $3.58           352,116
                  2012...     $2.09         $2.30           435,255
                  2011...     $2.27         $2.09           432,613
                  2010...     $1.63         $2.27           353,274
                  2009...     $1.17         $1.63           337,041
                  2008...     $2.27         $1.17           379,332
                  2007...     $2.16         $2.27           361,770
                  2006...     $1.95         $2.16           426,209
                  2005...     $1.63         $1.95           406,914
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $2.41         $2.57         2,514,149
                  2013...     $1.88         $2.41         2,492,807
                  2012...     $1.67         $1.88         2,267,791
                  2011...     $1.70         $1.67           494,072
                  2010...     $1.31         $1.70           231,866
                  2009...     $0.90         $1.31           178,342
                  2008...     $1.44         $0.90            69,522
                  2007...     $1.29         $1.44            66,127
                  2006...     $1.20         $1.29            51,449
                  2005...     $1.00(e)      $1.20            14,252
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AU):
                  2014...     $1.05         $1.07           160,541
                  2013...     $1.00         $1.05            49,519
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014...     $1.05         $1.08            90,319
                  2013...     $1.00         $1.05            12,939
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014...     $1.04         $1.06           233,019
                  2013...     $1.00         $1.04            21,114
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014...     $3.60         $3.66         1,275,581
                  2013...     $2.33         $3.60         1,315,654
                  2012...     $1.85         $2.33         1,426,506
                  2011...     $1.98         $1.85         1,207,055
                  2010...     $1.78         $1.98         1,093,391
                  2009...     $1.25         $1.78           994,130
                  2008...     $1.92         $1.25           952,995
                  2007...     $1.56         $1.92         1,171,711
                  2006...     $1.46         $1.56           611,958
                  2005...     $1.26         $1.46           608,978
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014...     $2.80         $2.96         3,012,648
                  2013...     $2.12         $2.80         3,588,785
                  2012...     $1.81         $2.12         4,375,333
                  2011...     $2.10         $1.81         5,044,484
                  2010...     $1.68         $2.10         5,329,223
                  2009...     $1.32         $1.68         6,027,360
                  2008...     $1.80         $1.32         6,840,939
                  2007...     $1.90         $1.80         7,110,184
                  2006...     $1.65         $1.90         5,599,389
                  2005...     $1.60         $1.65         4,239,998

1.20% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $2.06       $2.26       1,564,835
                 2013..     $1.54       $2.06       1,444,808
                 2012..     $1.31       $1.54         981,926
                 2011..     $1.43       $1.31         995,410
                 2010..     $1.22       $1.43         676,764
                 2009..     $0.98       $1.22         449,171
                 2008..     $1.49       $0.98         443,890
                 2007..     $1.48       $1.49         449,815
                 2006..     $1.29       $1.48         450,596
                 2005..     $1.25       $1.29         471,374
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $2.19       $2.34       3,795,401
                 2013..     $1.85       $2.19       4,042,067
                 2012..     $1.65       $1.85       4,383,455
                 2011..     $1.65       $1.65       4,355,591
                 2010..     $1.54       $1.65       4,142,513
                 2009..     $1.24       $1.54       3,509,989
                 2008..     $1.50       $1.24       4,304,773
                 2007..     $1.38       $1.50       4,258,890
                 2006..     $1.26       $1.38       3,321,846
                 2005..     $1.19       $1.26       1,770,552
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.61       $2.80       1,852,029
                 2013..     $2.02       $2.61       2,229,431
                 2012..     $1.65       $2.02       2,598,937
                 2011..     $1.79       $1.65       2,923,571
                 2010..     $1.70       $1.79       3,018,378
                 2009..     $1.18       $1.70       2,744,939
                 2008..     $2.15       $1.18       2,546,305
                 2007..     $1.59       $2.15       2,173,935
                 2006..     $1.47       $1.59       1,649,793
                 2005..     $1.33       $1.47         969,860
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $3.19       $2.77       7,767,786
                 2013..     $2.83       $3.19       8,427,162
                 2012..     $2.53       $2.83       9,597,534
                 2011..     $3.78       $2.53       9,198,560
                 2010..     $3.06       $3.78       8,077,580
                 2009..     $1.73       $3.06       8,686,829
                 2008..     $3.67       $1.73       9,785,997
                 2007..     $2.90       $3.67       6,989,389
                 2006..     $2.00       $2.90       5,118,011
                 2005..     $1.53       $2.00       2,425,839
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.32       $1.41       5,592,178
                 2013..     $1.06       $1.32       6,153,844
                 2012..     $0.97       $1.06       6,374,977
                 2011..     $1.01       $0.97       4,182,183
                 2010..     $0.89       $1.01       3,109,873
                 2009..     $0.67       $0.89       2,030,405
                 2008..     $0.95       $0.67       1,127,248
                 2007..     $1.00(f)    $0.95           8,020
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.99       $2.14         124,117
                 2013..     $1.47       $1.99         151,506
                 2012..     $1.28       $1.47         180,815
                 2011..     $1.38       $1.28         147,140
                 2010..     $1.08       $1.38         140,074
                 2009..     $0.77       $1.08         125,388
                 2008..     $1.62       $0.77         110,458
                 2007..     $1.49       $1.62         135,748
                 2006..     $1.48       $1.49         249,154
                 2005..     $1.45       $1.48         271,698


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.76       $0.72       7,695,527
                 2013..     $0.78       $0.76       7,478,357
                 2012..     $0.66       $0.78       6,454,251
                 2011..     $0.82       $0.66       4,701,864
                 2010..     $0.70       $0.82       3,094,080
                 2009..     $0.41       $0.70       2,139,316
                 2008..     $0.97       $0.41       1,077,716
                 2007..     $1.00(f)    $0.97         196,735
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-
                 ACCOUNT:
                 2014..     $1.29       $1.41         155,912
                 2013..     $0.95       $1.29         158,133
                 2012..     $0.87       $0.95         158,519
                 2011..     $0.91       $0.87         163,173
                 2010..     $0.75       $0.91          76,649
                 2009..     $0.58       $0.75          39,359
                 2008..     $0.96       $0.58          44,168
                 2007..     $1.00(f)    $0.96          12,411
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $3.14       $2.88       1,533,861
                 2013..     $2.53       $3.14       1,362,092
                 2012..     $2.10       $2.53         765,997
                 2011..     $2.30       $2.10         583,829
                 2010..     $2.03       $2.30         548,899
                 2009..     $1.48       $2.03         597,372
                 2008..     $2.63       $1.48         623,003
                 2007..     $2.36       $2.63         667,258
                 2006..     $1.85       $2.36         713,143
                 2005..     $1.63       $1.85         643,404
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.42       $1.57         317,353
                 2013..     $1.02       $1.42         294,351
                 2012..     $0.88       $1.02         293,149
                 2011..     $0.91       $0.88         168,347
                 2010..     $0.75       $0.91         143,636
                 2009..     $0.56       $0.75         115,721
                 2008..     $0.91       $0.56          68,773
                 2007..     $1.00(f)    $0.91          10,657
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-
                 ACCOUNT(AS):
                 2014..     $1.05       $1.09         549,628
                 2013..     $1.00       $1.05          99,112
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.05       $1.04      15,849,965
                 2013..     $1.06       $1.05      16,193,686
                 2012..     $1.02       $1.06      15,477,943
                 2011..     $1.02       $1.02       9,223,569
                 2010..     $1.00       $1.02       3,988,054
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.11       $1.14      37,215,406
                 2013..     $1.14       $1.11      38,719,776
                 2012..     $1.06       $1.14      34,287,751
                 2011..     $1.03       $1.06      18,030,721
                 2010..     $1.00       $1.03       6,549,694
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.91       $2.13         863,713
                 2013..     $1.46       $1.91         863,336
                 2012..     $1.24       $1.46         802,782
                 2011..     $1.23       $1.24         432,012
                 2010..     $1.11       $1.23         251,120
                 2009..     $0.87       $1.11         258,445
                 2008..     $1.59       $0.87         281,879
                 2007..     $1.69       $1.59         511,524
                 2006..     $1.48       $1.69         361,239
                 2005..     $1.41       $1.48         290,135

1.20% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.90       $2.08         334,633
                 2013..     $1.41       $1.90         355,459
                 2012..     $1.20       $1.41         370,686
                 2011..     $1.28       $1.20         336,904
                 2010..     $1.13       $1.28         470,362
                 2009..     $0.88       $1.13         495,850
                 2008..     $1.45       $0.88         829,124
                 2007..     $1.56       $1.45         856,683
                 2006..     $1.37       $1.56         787,841
                 2005..     $1.31       $1.37         610,385
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.98       $1.83         506,326
                 2013..     $1.57       $1.98         634,453
                 2012..     $1.30       $1.57         770,534
                 2011..     $1.59       $1.30         855,221
                 2010..     $1.46       $1.59       1,006,131
                 2009..     $1.18       $1.46       1,132,584
                 2008..     $2.14       $1.18       1,295,862
                 2007..     $2.00       $2.14       1,479,790
                 2006..     $1.58       $2.00       1,617,912
                 2005..     $1.43       $1.58       1,928,701
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.26       $2.53         204,199
                 2013..     $1.67       $2.26         151,634
                 2012..     $1.45       $1.67         131,164
                 2011..     $1.55       $1.45         138,221
                 2010..     $1.31       $1.55          86,761
                 2009..     $1.00       $1.31          84,939
                 2008..     $1.66       $1.00         143,649
                 2007..     $1.59       $1.66         138,017
                 2006..     $1.48       $1.59          39,821
                 2005..     $1.36       $1.48          35,583
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.16       $2.34         787,476
                 2013..     $1.52       $2.16         842,546
                 2012..     $1.35       $1.52       1,021,911
                 2011..     $1.66       $1.35       1,146,897
                 2010..     $1.39       $1.66         523,013
                 2009..     $0.86       $1.39         215,109
                 2008..     $1.38       $0.86         150,750
                 2007..     $1.33       $1.38         145,602
                 2006..     $1.27       $1.33         244,923
                 2005..     $1.22       $1.27         270,795
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.09       $1.11       2,933,599
                 2013..     $1.02       $1.09       2,644,511
                 2012..     $1.00       $1.02       2,567,800
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.04         484,521
                 2013..     $1.00       $1.03           3,000
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.16       $1.17      10,819,203
                 2013..     $1.02       $1.16       9,575,130
                 2012..     $1.00       $1.02       6,552,659
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.13       $1.15       3,133,373
                 2013..     $1.02       $1.13       3,746,170
                 2012..     $1.00       $1.02       2,838,755


1.35% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.32       $1.39      25,098,481
                 2013..     $1.35       $1.32      18,886,040
                 2012..     $1.28       $1.35      11,096,344
                 2011..     $1.20       $1.28      11,897,194
                 2010..     $1.11       $1.20      13,497,723
                 2009..     $0.97       $1.11      13,960,868
                 2008..     $1.14       $0.97      13,486,772
                 2007..     $1.13       $1.14      15,160,550
                 2006..     $1.09       $1.13      11,182,508
                 2005..     $1.08       $1.09       8,486,248
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.86       $3.09       2,581,828
                 2013..     $2.19       $2.86       2,662,771
                 2012..     $1.89       $2.19       2,476,678
                 2011..     $1.96       $1.89       2,730,528
                 2010..     $1.58       $1.96       3,011,571
                 2009..     $1.17       $1.58       3,388,379
                 2008..     $1.87       $1.17       3,694,654
                 2007..     $1.77       $1.87       3,382,908
                 2006..     $1.63       $1.77       2,575,873
                 2005..     $1.48       $1.63       1,924,438
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $2.05       $2.28       8,190,544
                 2013..     $1.57       $2.05       6,665,323
                 2012..     $1.38       $1.57         894,577
                 2011..     $1.38       $1.38         918,705
                 2010..     $1.22       $1.38         923,906
                 2009..     $0.98       $1.22         942,434
                 2008..     $1.59       $0.98       1,106,014
                 2007..     $1.53       $1.59       1,516,239
                 2006..     $1.35       $1.53       1,590,078
                 2005..     $1.31       $1.35       1,551,330
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.53       $1.54       8,171,252
                 2013..     $1.56       $1.53       7,381,293
                 2012..     $1.36       $1.56       3,216,359
                 2011..     $1.38       $1.36       2,900,819
                 2010..     $1.23       $1.38       2,721,463
                 2009..     $1.06       $1.23       2,691,579
                 2008..     $1.03       $1.06       2,388,583
                 2007..     $0.95       $1.03       2,192,905
                 2006..     $0.93       $0.95         958,309
                 2005..     $1.00(e)    $0.93          97,410
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.13      63,360,414
                 2013..     $1.00(ap)   $1.06      17,201,468
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $1.00       $0.99       4,350,872
                 2013..     $1.01       $1.00       3,539,612
                 2012..     $1.03       $1.01       2,331,925
                 2011..     $1.04       $1.03       2,563,367
                 2010..     $1.06       $1.04       3,173,875
                 2009..     $1.07       $1.06       2,871,616
                 2008..     $1.06       $1.07       4,674,406
                 2007..     $1.03       $1.06       3,998,073
                 2006..     $1.00       $1.03       2,566,935
                 2005..     $0.99       $1.00       2,537,178

1.35% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.14        $1.19        9,154,294
                  2013..      $1.18        $1.14        7,159,225
                  2012..      $1.16        $1.18        2,457,223
                  2011..      $1.10        $1.16        2,870,695
                  2010..      $1.05        $1.10        3,386,171
                  2009..      $0.98        $1.05        3,384,255
                  2008..      $1.14        $0.98        3,517,917
                  2007..      $1.12        $1.14        4,526,118
                  2006..      $1.08        $1.12        3,931,682
                  2005..      $1.06        $1.08        3,374,319
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $2.64        $3.40        4,231,346
                  2013..      $2.65        $2.64        4,064,224
                  2012..      $2.28        $2.65        1,943,867
                  2011..      $2.19        $2.28        2,000,358
                  2010..      $1.72        $2.19        2,210,290
                  2009..      $1.40        $1.72        2,589,277
                  2008..      $2.23        $1.40        2,604,412
                  2007..      $2.68        $2.23        2,664,447
                  2006..      $2.08        $2.68        2,383,375
                  2005..      $1.90        $2.08        2,080,831
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $2.00(bt)    $2.23       10,946,469
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.93(bt)    $2.07        2,301,862
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.60(bt)    $2.87        4,188,036
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.38(bt)    $2.56       10,432,895
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.05        $1.08       33,177,817
                  2013...     $1.00        $1.05        9,120,545
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.63        $0.58          119,833
                  2013...     $0.52        $0.63          128,886
                  2012...     $0.46        $0.52          118,575
                  2011...     $0.58        $0.46          140,432
                  2010...     $0.56        $0.58          109,622
                  2009...     $0.42        $0.56          110,054
                  2008...     $0.92        $0.42           50,692
                  2007...     $1.00        $0.92           13,930
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $2.02        $2.24          255,514
                  2013...     $1.51        $2.02          213,762
                  2012...     $1.34        $1.51          262,884
                  2011...     $1.32        $1.34          218,969
                  2010...     $1.17        $1.32          259,116
                  2009...     $1.01        $1.17          311,964
                  2008...     $1.57        $1.01          351,224
                  2007...     $1.60        $1.57          346,466
                  2006...     $1.39        $1.60          301,322
                  2005...     $1.34        $1.39          297,018
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.21        $1.23       18,520,257
                  2013...     $1.34        $1.21       15,316,221
                  2012...     $1.26        $1.34        4,168,772
                  2011...     $1.15        $1.26        2,789,888
                  2010...     $1.11        $1.15        1,746,454
                  2009...     $1.02        $1.11          755,470
                  2008...     $1.05        $1.02          315,944
                  2007...     $1.00(f)     $1.05           43,636


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014..      $1.00        $1.00        1,432,595
                  2013..      $1.04        $1.00          831,781
                  2012..      $0.99        $1.04          247,886
                  2011..      $1.00        $0.99           70,258
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014..      $1.28        $1.29        2,180,629
                  2013..      $1.00        $1.28        1,768,504
                  2012..      $0.83        $1.00          266,012
                  2011..      $1.00        $0.83           24,691
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014..      $1.13        $1.14        1,344,595
                  2013..      $0.89        $1.13          975,173
                  2012..      $0.76        $0.89           62,393
                  2011..      $1.00        $0.76            7,241
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014..      $1.29        $1.39        5,990,326
                  2013..      $1.01        $1.29        3,177,223
                  2012..      $0.87        $1.01          260,822
                  2011..      $1.00        $0.87           66,969
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014..      $1.38        $1.51        1,963,483
                  2013..      $1.05        $1.38        1,250,080
                  2012..      $0.91        $1.05          266,774
                  2011..      $1.00        $0.91          119,017
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.09        $1.05        7,362,533
                  2013...     $0.91        $1.09        4,809,221
                  2012...     $0.78        $0.91          183,687
                  2011...     $1.00        $0.78           55,697
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.04        $0.95        1,942,879
                  2013...     $0.95        $1.04        1,356,264
                  2012...     $0.81        $0.95          214,328
                  2011...     $1.00        $0.81           56,765
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.01        $1.05        2,716,469
                  2013...     $1.06        $1.01        2,197,116
                  2012...     $1.06        $1.06          851,815
                  2011...     $1.00        $1.06        1,118,702
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.97        $2.11        6,349,561
                  2013...     $1.56        $1.97        6,309,972
                  2012...     $1.35        $1.56        5,197,207
                  2011...     $1.36        $1.35        6,340,622
                  2010...     $1.20        $1.36        7,818,765
                  2009...     $0.94        $1.20        8,541,006
                  2008...     $1.66        $0.94        9,351,396
                  2007...     $1.66        $1.66        9,341,506
                  2006...     $1.40        $1.66        8,340,655
                  2005...     $1.35        $1.40        7,251,137
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $3.41        $3.57        1,675,719
                  2013...     $2.54        $3.41        1,505,540
                  2012...     $2.25        $2.54        1,185,208
                  2011...     $2.56        $2.25        1,335,188
                  2010...     $2.02        $2.56        1,826,115
                  2009...     $1.46        $2.02        2,091,378
                  2008...     $2.45        $1.46        2,259,868
                  2007...     $2.16        $2.45        2,478,175
                  2006...     $1.95        $2.16        2,390,509
                  2005...     $1.67        $1.95        1,978,108

1.35% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $2.07        $2.18          372,512
                  2013...     $1.63        $2.07          484,190
                  2012...     $1.45        $1.63          576,111
                  2011...     $1.48        $1.45          828,340
                  2010...     $1.35        $1.48          953,370
                  2009...     $1.09        $1.35          981,352
                  2008...     $1.75        $1.09        1,111,912
                  2007...     $1.72        $1.75        1,284,209
                  2006...     $1.47        $1.72        1,074,999
                  2005...     $1.35        $1.47          822,813
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.45        $1.43        5,337,314
                  2013...     $1.08        $1.45        4,029,469
                  2012...     $0.92        $1.08        1,095,719
                  2011...     $0.97        $0.92          825,351
                  2010...     $0.77        $0.97          649,490
                  2009...     $0.60        $0.77          557,201
                  2008...     $0.91        $0.60          288,350
                  2007...     $1.00(f)     $0.91               --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $2.43        $2.58          349,042
                  2013...     $1.79        $2.43          378,482
                  2012...     $1.63        $1.79          391,063
                  2011...     $1.74        $1.63          410,683
                  2010...     $1.38        $1.74          443,722
                  2009...     $0.97        $1.38          533,625
                  2008...     $1.72        $0.97          510,505
                  2007...     $1.57        $1.72          620,970
                  2006...     $1.46        $1.57          473,441
                  2005...     $1.41        $1.46          495,260
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014...     $3.04        $2.74        1,387,542
                  2013...     $3.10        $3.04        1,230,636
                  2012...     $2.78        $3.10          797,780
                  2011...     $3.35        $2.78          856,842
                  2010...     $2.89        $3.35          914,992
                  2009...     $1.70        $2.89        1,033,389
                  2008...     $3.63        $1.70        1,229,138
                  2007...     $2.86        $3.63        1,245,857
                  2006...     $2.26        $2.86        1,203,350
                  2005...     $1.80        $2.26          837,886
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014...     $1.04        $1.07       39,642,851
                  2013...     $1.00        $1.04       10,479,122
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014...     $1.07        $1.06       12,787,690
                  2013...     $1.08        $1.07        9,903,650
                  2012...     $1.07        $1.08        1,906,327
                  2011...     $1.02        $1.07          833,207
                  2010...     $1.00        $1.02          275,955
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.03        $1.06        1,758,673
                  2013...     $0.88        $1.03        1,109,583
                  2012...     $0.79        $0.88           99,086
                  2011...     $0.84        $0.79          191,837
                  2010...     $0.73        $0.84          122,460
                  2009...     $0.59        $0.73           33,996
                  2008...     $0.94        $0.59           12,241
                  2007...     $1.00(f)     $0.94            3,708


                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------  ---------------

                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.12         $1.15        11,739,409
                  2013...     $1.01         $1.12        11,665,811
                  2012...     $0.93         $1.01         5,923,293
                  2011...     $0.95         $0.93         6,317,924
                  2010...     $0.85         $0.95         6,066,487
                  2009...     $0.73         $0.85         3,548,453
                  2008...     $0.97         $0.73         1,135,515
                  2007...     $1.00(f)      $0.97           277,406
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.12         $1.14         3,113,266
                  2013...     $1.11         $1.12         2,195,471
                  2012...     $1.07         $1.11         1,616,393
                  2011...     $1.05         $1.07         1,273,823
                  2010...     $0.99         $1.05           959,558
                  2009...     $0.94         $0.99           429,075
                  2008...     $1.01         $0.94           130,818
                  2007...     $1.00(f)      $1.01                --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.08         $1.11         2,529,281
                  2013...     $0.94         $1.08         1,945,731
                  2012...     $0.84         $0.94         1,544,179
                  2011...     $0.89         $0.84         1,559,413
                  2010...     $0.78         $0.89         1,468,181
                  2009...     $0.64         $0.78         1,889,704
                  2008...     $0.95         $0.64           865,190
                  2007...     $1.00(f)      $0.95            77,329
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.12         $1.14         8,147,472
                  2013...     $1.06         $1.12         8,543,857
                  2012...     $0.99         $1.06         6,686,962
                  2011...     $0.99         $0.99         6,043,801
                  2010...     $0.92         $0.99         4,195,265
                  2009...     $0.83         $0.92         1,976,033
                  2008...     $0.99         $0.83         1,219,186
                  2007...     $1.00(f)      $0.99           243,324
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.38         $1.49         1,580,389
                  2013...     $1.04         $1.38           837,107
                  2012...     $0.90         $1.04           102,584
                  2011...     $0.91         $0.90            15,659
                  2010...     $0.75         $0.91            10,280
                  2009...     $0.55         $0.75             3,595
                  2008...     $0.95         $0.55             2,600
                  2007...     $1.00(f)      $0.95                --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.51         $1.62           433,872
                  2013...     $1.23         $1.51           261,932
                  2012...     $1.11         $1.23           125,122
                  2011...     $1.14         $1.11           148,966
                  2010...     $1.08         $1.14           144,399
                  2009...     $0.82         $1.08           131,874
                  2008...     $1.35         $0.82           137,838
                  2007...     $1.34         $1.35           156,668
                  2006...     $1.23         $1.34           159,762
                  2005...     $1.19         $1.23           177,349
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.22         $2.41           291,198
                  2013...     $1.69         $2.22           298,370
                  2012...     $1.49         $1.69           287,535
                  2011...     $1.55         $1.49           399,615
                  2010...     $1.40         $1.55           497,280
                  2009...     $1.14         $1.40           778,220
                  2008...     $1.71         $1.14           761,808
                  2007...     $1.69         $1.71           636,593
                  2006...     $1.48         $1.69           611,730
                  2005...     $1.36         $1.48           565,198

1.35% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                 2014..     $2.23       $2.40       7,037,228
                 2013..     $1.67       $2.23       5,427,847
                 2012..     $1.42       $1.67       1,499,803
                 2011..     $1.47       $1.42       1,091,899
                 2010..     $1.29       $1.47         812,362
                 2009..     $1.02       $1.29         734,979
                 2008..     $1.61       $1.02         911,105
                 2007..     $1.67       $1.61         991,699
                 2006..     $1.46       $1.67       1,591,855
                 2005..     $1.42       $1.46       1,516,246
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                 2014..     $1.39       $1.40       4,695,231
                 2013..     $1.03       $1.39       4,253,242
                 2012..     $0.92       $1.03       1,182,963
                 2011..     $0.94       $0.92         847,090
                 2010..     $0.74       $0.94         654,005
                 2009..     $0.62       $0.74         573,935
                 2008..     $0.92       $0.62         275,741
                 2007..     $1.00       $0.92          10,525
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                 2014..     $3.14       $2.94       5,614,620
                 2013..     $2.55       $3.14       4,391,925
                 2012..     $2.16       $2.55       2,348,849
                 2011..     $2.36       $2.16       2,099,333
                 2010..     $2.21       $2.36       2,259,782
                 2009..     $1.79       $2.21       2,141,317
                 2008..     $2.44       $1.79       1,976,889
                 2007..     $1.72       $2.44       1,639,480
                 2006..     $1.45       $1.72         896,682
                 2005..     $1.18       $1.45         407,361
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $2.01       $2.13       1,314,689
                 2013..     $1.65       $2.01       1,195,949
                 2012..     $1.49       $1.65         579,114
                 2011..     $1.47       $1.49         432,378
                 2010..     $1.27       $1.47         409,578
                 2009..     $1.14       $1.27         418,382
                 2008..     $1.46       $1.14         499,991
                 2007..     $1.30       $1.46         684,971
                 2006..     $1.18       $1.30         694,301
                 2005..     $1.14       $1.18         628,717
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.38       $2.58       6,757,086
                 2013..     $1.81       $2.38       4,930,871
                 2012..     $1.54       $1.81         202,168
                 2011..     $1.54       $1.54         188,187
                 2010..     $1.29       $1.54         171,300
                 2009..     $1.06       $1.29         189,460
                 2008..     $1.64       $1.06         205,547
                 2007..     $1.46       $1.64         229,585
                 2006..     $1.26       $1.46         184,112
                 2005..     $1.17       $1.26          76,509
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $2.11       $2.10       6,516,996
                 2013..     $1.79       $2.11       5,190,600
                 2012..     $1.54       $1.79       1,295,270
                 2011..     $1.68       $1.54         764,566
                 2010..     $1.49       $1.68         372,395
                 2009..     $1.19       $1.49         231,342
                 2008..     $2.08       $1.19         313,901
                 2007..     $1.74       $2.08         327,698
                 2006..     $1.46       $1.74         305,687
                 2005..     $1.27       $1.46         250,536


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.36       $1.17       1,978,361
                 2013..     $1.28       $1.36       1,309,886
                 2012..     $1.28       $1.28       1,016,951
                 2011..     $1.65       $1.28       1,109,710
                 2010..     $1.43       $1.65       1,091,808
                 2009..     $0.83       $1.43       1,151,140
                 2008..     $2.19       $0.83         965,881
                 2007..     $1.55       $2.19         605,879
                 2006..     $1.25       $1.55         291,183
                 2005..     $1.00(e)    $1.25         130,524
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.04      12,106,276
                 2013..     $1.00       $1.03       3,853,416
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $2.58       $2.58       5,213,488
                 2013..     $2.09       $2.58       5,389,780
                 2012..     $1.87       $2.09       4,561,518
                 2011..     $2.20       $1.87       4,436,015
                 2010..     $1.96       $2.20       4,585,659
                 2009..     $1.45       $1.96       4,852,274
                 2008..     $2.54       $1.45       5,185,923
                 2007..     $2.35       $2.54       4,916,952
                 2006..     $1.83       $2.35       4,421,082
                 2005..     $1.67       $1.83       3,796,446
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $3.52       $3.41         276,026
                 2013..     $2.27       $3.52         214,066
                 2012..     $2.06       $2.27         105,439
                 2011..     $2.24       $2.06         123,996
                 2010..     $1.61       $2.24         144,900
                 2009..     $1.16       $1.61         159,029
                 2008..     $2.26       $1.16         181,059
                 2007..     $2.15       $2.26         177,821
                 2006..     $1.94       $2.15         175,916
                 2005..     $1.63       $1.94         158,321
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.38       $2.53       5,198,434
                 2013..     $1.86       $2.38       4,379,874
                 2012..     $1.66       $1.86         511,219
                 2011..     $1.69       $1.66         164,160
                 2010..     $1.30       $1.69          96,501
                 2009..     $0.90       $1.30          40,671
                 2008..     $1.43       $0.90          18,292
                 2007..     $1.29       $1.43          22,906
                 2006..     $1.20       $1.29          14,270
                 2005..     $1.00(e)    $1.20           2,915
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.05       $1.07      29,336,884
                 2013..     $1.00       $1.05       4,038,237
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.08       7,756,363
                 2013..     $1.00       $1.05         588,776
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.06       1,506,440
                 2013..     $1.00       $1.04         122,977

1.35% Variable Account Charge Continued


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.55        $3.60        1,591,489
                  2013..     $2.30        $3.55        1,166,204
                  2012..     $1.82        $2.30          493,105
                  2011..     $1.96        $1.82          491,374
                  2010..     $1.76        $1.96          465,561
                  2009..     $1.24        $1.76          484,944
                  2008..     $1.90        $1.24          446,016
                  2007..     $1.55        $1.90          392,135
                  2006..     $1.46        $1.55          345,611
                  2005..     $1.26        $1.46          275,524
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.75        $2.90        1,413,125
                  2013..     $2.09        $2.75        1,529,764
                  2012..     $1.78        $2.09        1,341,163
                  2011..     $2.07        $1.78        1,575,785
                  2010..     $1.66        $2.07        1,776,058
                  2009..     $1.30        $1.66        2,009,898
                  2008..     $1.79        $1.30        2,345,233
                  2007..     $1.89        $1.79        2,584,782
                  2006..     $1.64        $1.89        2,151,293
                  2005..     $1.60        $1.64        1,625,997
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $2.03        $2.22        4,943,339
                  2013..     $1.52        $2.03        4,246,290
                  2012..     $1.30        $1.52          199,855
                  2011..     $1.42        $1.30          178,920
                  2010..     $1.21        $1.42          224,507
                  2009..     $0.97        $1.21          149,019
                  2008..     $1.49        $0.97          141,353
                  2007..     $1.48        $1.49          212,811
                  2006..     $1.28        $1.48          177,112
                  2005..     $1.24        $1.28          187,132
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $2.15        $2.30        1,877,574
                  2013..     $1.82        $2.15        1,299,862
                  2012..     $1.63        $1.82          928,643
                  2011..     $1.63        $1.63          912,211
                  2010..     $1.53        $1.63          945,459
                  2009..     $1.23        $1.53          910,694
                  2008..     $1.49        $1.23          974,916
                  2007..     $1.37        $1.49          978,608
                  2006..     $1.26        $1.37          886,029
                  2005..     $1.18        $1.26          425,770
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                  2014..     $2.57        $2.75        2,994,067
                  2013..     $1.99        $2.57        2,941,364
                  2012..     $1.63        $1.99        1,600,225
                  2011..     $1.77        $1.63        1,791,030
                  2010..     $1.69        $1.77        2,309,015
                  2009..     $1.17        $1.69        2,159,565
                  2008..     $2.13        $1.17        2,100,070
                  2007..     $1.58        $2.13        1,804,287
                  2006..     $1.47        $1.58          888,752
                  2005..     $1.32        $1.47          654,822
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                  2014..     $3.14        $2.72        2,190,471
                  2013..     $2.79        $3.14        2,357,014
                  2012..     $2.49        $2.79        2,198,128
                  2011..     $3.74        $2.49        2,325,809
                  2010..     $3.03        $3.74        2,499,283
                  2009..     $1.72        $3.03        2,745,288
                  2008..     $3.64        $1.72        3,170,181
                  2007..     $2.88        $3.64        2,503,151
                  2006..     $1.99        $2.88        2,000,468
                  2005..     $1.53        $1.99        1,171,170


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(H):
                  2014..     $1.30        $1.40        5,547,398
                  2013..     $1.05        $1.30        5,369,859
                  2012..     $0.96        $1.05        1,387,732
                  2011..     $1.00        $0.96          843,706
                  2010..     $0.88        $1.00          516,363
                  2009..     $0.67        $0.88          396,467
                  2008..     $0.95        $0.67          207,212
                  2007..     $1.00(f)     $0.95            1,071
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2014..     $1.96        $2.10           32,751
                  2013..     $1.45        $1.96           40,459
                  2012..     $1.26        $1.45           47,121
                  2011..     $1.36        $1.26           63,198
                  2010..     $1.07        $1.36           76,790
                  2009..     $0.77        $1.07           75,361
                  2008..     $1.61        $0.77          112,144
                  2007..     $1.49        $1.61          104,928
                  2006..     $1.47        $1.49          109,100
                  2005..     $1.45        $1.47          117,112
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                  2014..     $0.76        $0.71       12,024,954
                  2013..     $0.78        $0.76        7,724,362
                  2012..     $0.66        $0.78        1,224,951
                  2011..     $0.81        $0.66          739,371
                  2010..     $0.69        $0.81          498,562
                  2009..     $0.41        $0.69          370,770
                  2008..     $0.97        $0.41          259,451
                  2007..     $1.00(f)     $0.97           26,136
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2014..     $1.28        $1.39          156,373
                  2013..     $0.94        $1.28          112,859
                  2012..     $0.86        $0.94           20,870
                  2011..     $0.90        $0.86            9,235
                  2010..     $0.75        $0.90            3,531
                  2009..     $0.58        $0.75            3,537
                  2008..     $0.96        $0.58               --
                  2007..     $1.00(f)     $0.96               --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BC):
                  2014..     $3.09        $2.83        5,531,301
                  2013..     $2.49        $3.09        3,950,759
                  2012..     $2.07        $2.49          377,163
                  2011..     $2.28        $2.07          363,144
                  2010..     $2.01        $2.28          367,743
                  2009..     $1.47        $2.01          380,379
                  2008..     $2.61        $1.47          457,199
                  2007..     $2.34        $2.61          423,539
                  2006..     $1.84        $2.34          529,300
                  2005..     $1.62        $1.84          512,059
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                  2014..     $1.41        $1.55           37,820
                  2013..     $1.02        $1.41           34,958
                  2012..     $0.88        $1.02           91,561
                  2011..     $0.91        $0.88           87,846
                  2010..     $0.75        $0.91           38,943
                  2009..     $0.55        $0.75           37,168
                  2008..     $0.91        $0.55           22,739
                  2007..     $1.00(f)     $0.91               --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                  2014..     $1.04        $1.09       27,694,365
                  2013..     $1.00        $1.04        7,140,048

1.35% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.04       $1.03      21,456,851
                 2013..     $1.06       $1.04      16,249,552
                 2012..     $1.01       $1.06       2,930,020
                 2011..     $1.02       $1.01       1,221,401
                 2010..     $1.00       $1.02         387,161
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.10       $1.13      58,762,299
                 2013..     $1.14       $1.10      44,740,014
                 2012..     $1.05       $1.14       6,613,861
                 2011..     $1.03       $1.05       3,131,912
                 2010..     $1.00       $1.03       1,081,841
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.88       $2.09          93,191
                 2013..     $1.44       $1.88         127,924
                 2012..     $1.23       $1.44         167,947
                 2011..     $1.22       $1.23         178,711
                 2010..     $1.10       $1.22         190,417
                 2009..     $0.86       $1.10         197,884
                 2008..     $1.58       $0.86         302,025
                 2007..     $1.68       $1.58         300,449
                 2006..     $1.47       $1.68         301,527
                 2005..     $1.41       $1.47         255,002
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.87       $2.04         402,399
                 2013..     $1.39       $1.87         196,676
                 2012..     $1.19       $1.39          71,441
                 2011..     $1.26       $1.19          77,331
                 2010..     $1.12       $1.26          88,962
                 2009..     $0.87       $1.12          97,268
                 2008..     $1.44       $0.87         147,169
                 2007..     $1.56       $1.44         147,283
                 2006..     $1.36       $1.56         168,555
                 2005..     $1.31       $1.36         162,554
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.95       $1.79         218,466
                 2013..     $1.54       $1.95         251,293
                 2012..     $1.28       $1.54         335,929
                 2011..     $1.57       $1.28         434,811
                 2010..     $1.44       $1.57         579,086
                 2009..     $1.17       $1.44         679,516
                 2008..     $2.12       $1.17         750,907
                 2007..     $1.99       $2.12         980,252
                 2006..     $1.58       $1.99       1,070,793
                 2005..     $1.42       $1.58       1,247,119
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.22       $2.49          18,361
                 2013..     $1.65       $2.22          16,436
                 2012..     $1.43       $1.65          18,086
                 2011..     $1.53       $1.43          26,017
                 2010..     $1.30       $1.53          26,825
                 2009..     $0.99       $1.30          27,330
                 2008..     $1.65       $0.99          26,896
                 2007..     $1.58       $1.65          30,404
                 2006..     $1.47       $1.58          22,878
                 2005..     $1.36       $1.47          22,944
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.13       $2.30         284,462
                 2013..     $1.50       $2.13         237,657
                 2012..     $1.33       $1.50         204,899
                 2011..     $1.64       $1.33         204,800
                 2010..     $1.38       $1.64         168,006
                 2009..     $0.85       $1.38          80,664
                 2008..     $1.37       $0.85         108,590
                 2007..     $1.32       $1.37         103,714
                 2006..     $1.27       $1.32          71,447
                 2005..     $1.21       $1.27          62,302


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.09       $1.10      10,065,722
                 2013..     $1.02       $1.09       8,187,136
                 2012..     $1.00       $1.02       1,998,989
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.04      24,368,290
                 2013..     $1.00       $1.03       1,782,167
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.16       $1.16      44,055,375
                 2013..     $1.02       $1.16      34,407,426
                 2012..     $1.00       $1.02         866,592
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.13       $1.15      16,105,791
                 2013..     $1.02       $1.13      11,629,274
                 2012..     $1.00       $1.02         833,710

1.45% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.31       $1.37         650,669
                 2013..     $1.34       $1.31         933,767
                 2012..     $1.26       $1.34       1,051,316
                 2011..     $1.19       $1.26       1,190,952
                 2010..     $1.10       $1.19       1,278,935
                 2009..     $0.97       $1.10       1,384,536
                 2008..     $1.13       $0.97       1,335,062
                 2007..     $1.12       $1.13       1,701,616
                 2006..     $1.09       $1.12       1,530,454
                 2005..     $1.08       $1.09       1,593,189
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.83       $3.05         155,495
                 2013..     $2.16       $2.83         187,655
                 2012..     $1.87       $2.16         246,811
                 2011..     $1.94       $1.87         284,394
                 2010..     $1.57       $1.94         299,711
                 2009..     $1.17       $1.57         322,944
                 2008..     $1.86       $1.17         310,860
                 2007..     $1.76       $1.86         358,537
                 2006..     $1.63       $1.76         341,590
                 2005..     $1.47       $1.63         360,677
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $2.02       $2.26         101,659
                 2013..     $1.56       $2.02         108,764
                 2012..     $1.37       $1.56         114,930
                 2011..     $1.37       $1.37          54,447
                 2010..     $1.21       $1.37          72,868
                 2009..     $0.98       $1.21         102,331
                 2008..     $1.58       $0.98          94,152
                 2007..     $1.53       $1.58         142,292
                 2006..     $1.34       $1.53         150,739
                 2005..     $1.30       $1.34         150,459
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.52       $1.52         110,247
                 2013..     $1.54       $1.52         123,131
                 2012..     $1.35       $1.54         157,096
                 2011..     $1.37       $1.35         149,941
                 2010..     $1.22       $1.37         220,247
                 2009..     $1.05       $1.22         209,355
                 2008..     $1.03       $1.05         138,685
                 2007..     $0.95       $1.03         132,842
                 2006..     $0.93       $0.95          11,908
                 2005..     $1.00(e)    $0.93           2,523

1.45% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                  2014..      $1.06        $1.13           7,089
                  2013..      $1.00(ap)    $1.06           7,878
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                  2014..      $0.99        $0.98         192,425
                  2013..      $1.00        $0.99         298,541
                  2012..      $1.02        $1.00         202,446
                  2011..      $1.03        $1.02         313,625
                  2010..      $1.05        $1.03         501,739
                  2009..      $1.06        $1.05         600,213
                  2008..      $1.06        $1.06         916,844
                  2007..      $1.02        $1.06         368,468
                  2006..      $0.99        $1.02         487,498
                  2005..      $0.98        $0.99         462,948
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.13        $1.18          93,190
                  2013..      $1.17        $1.13          69,227
                  2012..      $1.15        $1.17          82,599
                  2011..      $1.09        $1.15         135,816
                  2010..      $1.04        $1.09         149,492
                  2009..      $0.97        $1.04         217,580
                  2008..      $1.14        $0.97         236,962
                  2007..      $1.12        $1.14         331,277
                  2006..      $1.08        $1.12         306,441
                  2005..      $1.06        $1.08         329,786
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $2.61        $3.36         128,855
                  2013..      $2.62        $2.61         143,217
                  2012..      $2.26        $2.62         170,851
                  2011..      $2.17        $2.26         186,393
                  2010..      $1.71        $2.17         204,674
                  2009..      $1.39        $1.71         255,628
                  2008..      $2.22        $1.39         226,542
                  2007..      $2.67        $2.22         250,232
                  2006..      $2.07        $2.67         256,543
                  2005..      $1.89        $2.07         286,850
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.98(bt)    $2.21         502,585
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.91(bt)    $2.04          65,739
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.57(bt)    $2.84          71,330
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.36(bt)    $2.53         228,547
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.05        $1.08              --
                  2013...     $1.00        $1.05              --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.62        $0.58          23,775
                  2013...     $0.52        $0.62          23,834
                  2012...     $0.46        $0.52          23,894
                  2011...     $0.58        $0.46          37,119
                  2010...     $0.56        $0.58          19,072
                  2009...     $0.42        $0.56           9,601
                  2008...     $0.92        $0.42           9,170
                  2007...     $1.00(f)     $0.92          17,042
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $2.00        $2.21           5,095
                  2013...     $1.50        $2.00           6,732
                  2012...     $1.33        $1.50           4,224
                  2011...     $1.31        $1.33          13,352
                  2010...     $1.17        $1.31          25,332
                  2009...     $1.56        $1.17          72,839
                  2008...     $1.56        $1.00          68,017
                  2007...     $0.00        $1.56          62,747


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.20        $1.22          144,104
                  2013...     $1.33        $1.20          103,094
                  2012...     $1.26        $1.33          144,888
                  2011...     $1.14        $1.26          144,499
                  2010...     $1.10        $1.14          105,695
                  2009...     $1.02        $1.10           64,803
                  2008...     $1.05        $1.02            7,506
                  2007...     $1.00(f)     $1.05            7,525
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $1.00        $1.00           61,601
                  2013...     $1.04        $1.00           64,755
                  2012...     $0.99        $1.04           62,813
                  2011...     $1.00        $0.99            9,933
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.27        $1.28            5,565
                  2013...     $1.00        $1.27            5,732
                  2012...     $0.83        $1.00               --
                  2011...     $1.00        $0.83               --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.12        $1.13           14,284
                  2013...     $0.89        $1.12           14,818
                  2012...     $0.76        $0.89            9,458
                  2011...     $1.00        $0.76               --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.29        $1.38            5,740
                  2013...     $1.01        $1.29            5,755
                  2012...     $0.87        $1.01            5,769
                  2011...     $1.00        $0.87            5,783
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.38        $1.50           41,660
                  2013...     $1.05        $1.38           31,073
                  2012...     $0.91        $1.05           28,537
                  2011...     $1.00        $0.91            2,141
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.09        $1.04           75,113
                  2013...     $0.91        $1.09           79,894
                  2012...     $0.78        $0.91           83,384
                  2011...     $1.00        $0.78            8,539
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.04        $0.94           24,203
                  2013...     $0.94        $1.04           26,496
                  2012...     $0.81        $0.94           23,452
                  2011...     $1.00        $0.81               --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.01        $1.05            5,307
                  2013...     $1.06        $1.01            5,324
                  2012...     $1.05        $1.06            5,342
                  2011...     $1.00        $1.05               --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.95        $2.08          443,012
                  2013...     $1.55        $1.95          557,768
                  2012...     $1.34        $1.55          690,891
                  2011...     $1.35        $1.34          901,096
                  2010...     $1.19        $1.35          973,175
                  2009...     $0.93        $1.19        1,002,933
                  2008...     $1.65        $0.93        1,046,540
                  2007...     $1.66        $1.65        1,243,553
                  2006...     $1.40        $1.66        1,339,184
                  2005...     $1.35        $1.40        1,526,416

1.45% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                 2014..     $3.37       $3.52         28,441
                 2013..     $2.52       $3.37         29,021
                 2012..     $2.23       $2.52         31,957
                 2011..     $2.54       $2.23         54,607
                 2010..     $2.00       $2.54         77,413
                 2009..     $1.45       $2.00        135,656
                 2008..     $2.44       $1.45        147,399
                 2007..     $2.15       $2.44        176,998
                 2006..     $1.94       $2.15        213,117
                 2005..     $1.67       $1.94        219,197
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $2.04       $2.16         22,141
                 2013..     $1.62       $2.04         27,207
                 2012..     $1.44       $1.62         29,072
                 2011..     $1.47       $1.44         20,035
                 2010..     $1.34       $1.47         23,258
                 2009..     $1.08       $1.34         26,695
                 2008..     $1.74       $1.08         56,478
                 2007..     $1.71       $1.74         79,058
                 2006..     $1.47       $1.71         72,440
                 2005..     $1.35       $1.47         57,221
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.44       $1.42         64,560
                 2013..     $1.07       $1.44         49,980
                 2012..     $0.92       $1.07         76,489
                 2011..     $0.97       $0.92         61,246
                 2010..     $0.76       $0.97         63,937
                 2009..     $0.91       $0.76         61,188
                 2008..     $0.91       $0.60         20,619
                 2007..     $1.00(f)    $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $2.41       $2.55         12,549
                 2013..     $1.77       $2.41         13,565
                 2012..     $1.62       $1.77         14,466
                 2011..     $1.72       $1.62         13,378
                 2010..     $1.37       $1.72         12,316
                 2009..     $0.97       $1.37         11,970
                 2008..     $1.71       $0.97         12,212
                 2007..     $1.56       $1.71         14,045
                 2006..     $1.46       $1.56         21,468
                 2005..     $1.41       $1.46         20,794
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $3.00       $2.71         44,582
                 2013..     $3.07       $3.00         55,735
                 2012..     $2.76       $3.07         65,538
                 2011..     $3.32       $2.76         60,011
                 2010..     $2.87       $3.32         62,535
                 2009..     $1.69       $2.87         82,172
                 2008..     $3.62       $1.69         93,557
                 2007..     $2.85       $3.62        102,683
                 2006..     $2.26       $2.85        112,218
                 2005..     $1.80       $2.26        118,241
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.04       $1.06             --
                 2013..     $1.00       $1.04             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.07       $1.05         73,099
                 2013..     $1.08       $1.07         48,395
                 2012..     $1.07       $1.08         57,383
                 2011..     $1.02       $1.07         57,350
                 2010..     $1.00       $1.02         18,606


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.02       $1.05          3,948
                 2013..     $0.88       $1.02          3,838
                 2012..     $0.78       $0.88          3,509
                 2011..     $0.84       $0.78          5,198
                 2010..     $0.73       $0.84          1,898
                 2009..     $0.59       $0.73             --
                 2008..     $0.94       $0.59             --
                 2007..     $1.00(f)    $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.11       $1.14             --
                 2013..     $1.01       $1.11         11,732
                 2012..     $0.92       $1.01         11,795
                 2011..     $0.94       $0.92         39,556
                 2010..     $0.85       $0.94         37,785
                 2009..     $0.73       $0.85         28,237
                 2008..     $0.97       $0.73             --
                 2007..     $1.00(f)    $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.12       $1.13        143,862
                 2013..     $1.10       $1.12        146,489
                 2012..     $1.06       $1.10        133,438
                 2011..     $1.05       $1.06        106,048
                 2010..     $0.99       $1.05        106,402
                 2009..     $0.94       $0.99        229,366
                 2008..     $1.01       $0.94          8,850
                 2007..     $1.00(f)    $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.07       $1.10            141
                 2013..     $0.93       $1.07             70
                 2012..     $0.84       $0.93             --
                 2011..     $0.88       $0.84             --
                 2010..     $0.78       $0.88             --
                 2009..     $0.64       $0.78             --
                 2008..     $0.95       $0.64             --
                 2007..     $1.00(f)    $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.11       $1.13             --
                 2013..     $1.05       $1.11         86,731
                 2012..     $0.99       $1.05        111,426
                 2011..     $0.99       $0.99        102,999
                 2010..     $0.92       $0.99         96,934
                 2009..     $0.83       $0.92             --
                 2008..     $0.99       $0.83             --
                 2007..     $1.00(f)    $0.99             --
                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(S)(AI)(AK):
                 2014..     $1.37       $1.48         14,627
                 2013..     $1.04       $1.37         16,253
                 2012..     $0.90       $1.04         11,020
                 2011..     $0.90       $0.90             --
                 2010..     $0.75       $0.90             --
                 2009..     $0.55       $0.75             --
                 2008..     $0.95       $0.55             --
                 2007..     $1.00(f)    $0.95             --

1.45% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                 2014..     $2.21       $2.38         66,709
                 2013..     $1.65       $2.21         46,206
                 2012..     $1.41       $1.65         65,748
                 2011..     $1.46       $1.41         55,790
                 2010..     $1.28       $1.46         49,828
                 2009..     $1.01       $1.28        107,599
                 2008..     $1.60       $1.01        109,887
                 2007..     $1.66       $1.60        114,559
                 2006..     $1.45       $1.66        126,720
                 2005..     $1.42       $1.45        106,848
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(K)(V)(AM):
                 2014..     $1.50       $1.61             --
                 2013..     $1.22       $1.50             --
                 2012..     $1.10       $1.22             --
                 2011..     $1.14       $1.10             --
                 2010..     $1.07       $1.14          3,480
                 2009..     $0.81       $1.07          4,564
                 2008..     $1.34       $0.81          5,369
                 2007..     $1.33       $1.34          5,554
                 2006..     $1.23       $1.33          5,834
                 2005..     $1.18       $1.23          6,021
                INVESCO V.I. GROWTH AND INCOME
                 SUB-ACCOUNT(R)(AN):
                 2014..     $2.20       $2.38          2,888
                 2013..     $1.67       $2.20          3,361
                 2012..     $1.48       $1.67          4,219
                 2011..     $1.54       $1.48          2,039
                 2010..     $1.39       $1.54          1,312
                 2009..     $1.70       $1.39             --
                 2008..     $1.70       $1.14             --
                 2007..     $1.68       $1.70          3,197
                 2006..     $1.47       $1.68          3,205
                 2005..     $1.36       $1.47          3,555
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                 2014..     $1.39       $1.39         66,721
                 2013..     $1.03       $1.39         59,743
                 2012..     $0.92       $1.03         95,840
                 2011..     $0.94       $0.92         68,073
                 2010..     $0.74       $0.94         65,121
                 2009..     $0.62       $0.74         60,382
                 2008..     $0.92       $0.62         29,695
                 2007..     $1.00(f)    $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                 2014..     $3.11       $2.90         72,301
                 2013..     $2.52       $3.11        102,945
                 2012..     $2.15       $2.52        106,594
                 2011..     $2.35       $2.15        120,164
                 2010..     $2.19       $2.35        170,545
                 2009..     $1.78       $2.19        240,026
                 2008..     $2.43       $1.78        229,793
                 2007..     $1.71       $2.43        238,921
                 2006..     $1.45       $1.71        148,646
                 2005..     $0.00       $1.45         17,529
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.99       $2.11         13,744
                 2013..     $1.63       $1.99         14,332
                 2012..     $1.48       $1.63         15,218
                 2011..     $1.46       $1.48         20,847
                 2010..     $1.26       $1.46         34,297
                 2009..     $1.13       $1.26         29,438
                 2008..     $1.45       $1.13         21,224
                 2007..     $1.30       $1.45         33,139
                 2006..     $1.18       $1.30         37,678
                 2005..     $1.14       $1.18         39,571


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.36       $2.55         29,198
                 2013..     $1.79       $2.36          3,763
                 2012..     $1.53       $1.79          1,919
                 2011..     $1.53       $1.53          1,754
                 2010..     $1.28       $1.53             --
                 2009..     $1.05       $1.28             --
                 2008..     $1.63       $1.05          6,127
                 2007..     $1.45       $1.63         15,790
                 2006..     $1.26       $1.45         11,012
                 2005..     $1.17       $1.26          2,111
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $2.09       $2.08         61,714
                 2013..     $1.78       $2.09         32,559
                 2012..     $1.53       $1.78         40,516
                 2011..     $1.67       $1.53         32,218
                 2010..     $1.48       $1.67         11,540
                 2009..     $1.18       $1.48          2,862
                 2008..     $2.07       $1.18          2,841
                 2007..     $1.73       $2.07          2,888
                 2006..     $1.45       $1.73          2,925
                 2005..     $1.27       $1.45          2,711
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.35       $1.16         29,585
                 2013..     $1.27       $1.35         31,099
                 2012..     $1.27       $1.27         35,607
                 2011..     $1.64       $1.27         15,460
                 2010..     $1.42       $1.64         33,952
                 2009..     $0.83       $1.42         54,890
                 2008..     $2.18       $0.83         42,523
                 2007..     $1.54       $2.18         43,208
                 2006..     $1.25       $1.54         35,570
                 2005..     $1.00(e)    $1.25         26,075
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.04        338,760
                 2013..     $1.00       $1.03          3,085
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $2.55       $2.55        196,194
                 2013..     $2.07       $2.55        266,064
                 2012..     $1.86       $2.07        349,554
                 2011..     $2.19       $1.86        420,419
                 2010..     $1.94       $2.19        438,204
                 2009..     $1.44       $1.94        471,282
                 2008..     $2.53       $1.44        475,314
                 2007..     $2.34       $2.53        579,016
                 2006..     $1.83       $2.34        631,462
                 2005..     $1.67       $1.83        689,722
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $3.48       $3.37          3,054
                 2013..     $2.25       $3.48          3,054
                 2012..     $2.04       $2.25          3,594
                 2011..     $2.22       $2.04          5,732
                 2010..     $1.60       $2.22          7,723
                 2009..     $1.15       $1.60         14,550
                 2008..     $2.25       $1.15         15,045
                 2007..     $2.14       $2.25         10,800
                 2006..     $1.93       $2.14          8,257
                 2005..     $1.62       $1.93         17,361

1.45% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.36       $2.51         44,454
                 2013..     $1.84       $2.36         22,296
                 2012..     $1.65       $1.84         25,875
                 2011..     $1.68       $1.65         14,631
                 2010..     $1.30       $1.68         11,159
                 2009..     $0.90       $1.30         10,089
                 2008..     $1.43       $0.90          3,008
                 2007..     $1.29       $1.43          3,029
                 2006..     $1.20       $1.29          3,071
                 2005..     $1.00(e)    $1.20          3,139
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.05       $1.07             --
                 2013..     $1.00       $1.05             --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.08             --
                 2013..     $1.00       $1.05             --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.05             --
                 2013..     $1.00       $1.04             --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $3.51       $3.56          6,560
                 2013..     $2.28       $3.51          7,344
                 2012..     $1.81       $2.28          3,817
                 2011..     $1.95       $1.81          6,675
                 2010..     $1.75       $1.95         12,063
                 2009..     $1.24       $1.75         30,717
                 2008..     $1.90       $1.24         62,306
                 2007..     $1.55       $1.90         46,671
                 2006..     $1.46       $1.55         42,262
                 2005..     $1.26       $1.46         41,938
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $2.72       $2.87         57,335
                 2013..     $2.07       $2.72         70,201
                 2012..     $1.77       $2.07         89,697
                 2011..     $2.06       $1.77        119,894
                 2010..     $1.65       $2.06        135,578
                 2009..     $1.30       $1.65        163,683
                 2008..     $1.78       $1.30        184,561
                 2007..     $1.89       $1.78        204,606
                 2006..     $1.64       $1.89        223,283
                 2005..     $1.59       $1.64        241,495
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $2.01       $2.20         51,933
                 2013..     $1.51       $2.01         18,952
                 2012..     $1.29       $1.51         21,697
                 2011..     $1.41       $1.29         24,827
                 2010..     $1.20       $1.41         18,032
                 2009..     $0.96       $1.20          7,799
                 2008..     $1.48       $0.96         11,046
                 2007..     $1.47       $1.48         12,909
                 2006..     $1.28       $1.47         15,010
                 2005..     $1.24       $1.28         17,080
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $2.13       $2.27         15,428
                 2013..     $1.80       $2.13         16,248
                 2012..     $1.61       $1.80         18,647
                 2011..     $1.62       $1.61          9,220
                 2010..     $1.52       $1.62          9,788
                 2009..     $1.23       $1.52         11,919
                 2008..     $1.48       $1.23          4,193
                 2007..     $1.36       $1.48          4,013
                 2006..     $1.25       $1.36          4,200
                 2005..     $1.18       $1.25          5,914


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.54       $2.71         22,629
                 2013..     $1.97       $2.54         12,454
                 2012..     $1.61       $1.97         13,861
                 2011..     $1.76       $1.61         24,067
                 2010..     $1.67       $1.76         38,234
                 2009..     $1.16       $1.67         52,598
                 2008..     $2.12       $1.16         28,002
                 2007..     $1.57       $2.12         27,445
                 2006..     $1.46       $1.57         25,054
                 2005..     $1.32       $1.46          3,985
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $3.11       $2.69         79,866
                 2013..     $2.76       $3.11        109,263
                 2012..     $2.47       $2.76        144,057
                 2011..     $3.71       $2.47        153,939
                 2010..     $3.01       $3.71        168,885
                 2009..     $1.70       $3.01        199,516
                 2008..     $3.62       $1.70        188,690
                 2007..     $2.87       $3.62        180,414
                 2006..     $1.99       $2.87        160,438
                 2005..     $1.53       $1.99        165,420
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.30       $1.39         66,398
                 2013..     $1.05       $1.30         42,857
                 2012..     $0.96       $1.05         59,199
                 2011..     $1.00       $0.96         48,775
                 2010..     $0.88       $1.00         46,301
                 2009..     $0.67       $0.88         38,665
                 2008..     $0.95       $0.67         20,715
                 2007..     $1.00(f)    $0.95          5,710
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.94       $2.07             67
                 2013..     $1.43       $1.94             67
                 2012..     $1.25       $1.43             68
                 2011..     $1.35       $1.25             68
                 2010..     $1.06       $1.35             68
                 2009..     $0.76       $1.06             --
                 2008..     $1.60       $0.76             --
                 2007..     $1.48       $1.60             --
                 2006..     $1.47       $1.48             --
                 2005..     $1.45       $1.47             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.75       $0.71         83,799
                 2013..     $0.77       $0.75         46,836
                 2012..     $0.65       $0.77         68,252
                 2011..     $0.81       $0.65         39,638
                 2010..     $0.69       $0.81         35,272
                 2009..     $0.41       $0.69         47,712
                 2008..     $0.97       $0.41         12,103
                 2007..     $1.00(f)    $0.97          5,330
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.27       $1.38          3,950
                 2013..     $0.94       $1.27          4,082
                 2012..     $0.86       $0.94             --
                 2011..     $0.90       $0.86             --
                 2010..     $0.74       $0.90             --
                 2009..     $0.58       $0.74             --
                 2008..     $0.96       $0.58             --
                 2007..     $1.00(f)    $0.96             --

1.45% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $3.06       $2.80         51,583
                 2013..     $2.47       $3.06         31,667
                 2012..     $2.06       $2.47         35,344
                 2011..     $2.26       $2.06         27,111
                 2010..     $2.00       $2.26         33,505
                 2009..     $1.46       $2.00         62,067
                 2008..     $2.60       $1.46         51,056
                 2007..     $2.33       $2.60         50,850
                 2006..     $1.83       $2.33         52,606
                 2005..     $1.62       $1.83         50,596
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.40       $1.54          1,617
                 2013..     $1.01       $1.40             --
                 2012..     $0.87       $1.01             --
                 2011..     $0.91       $0.87             --
                 2010..     $0.75       $0.91             --
                 2009..     $0.55       $0.75             --
                 2008..     $0.91       $0.55             --
                 2007..     $1.00(f)    $0.91             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.09             --
                 2013..     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.04       $1.03         96,248
                 2013..     $1.05       $1.04         74,388
                 2012..     $1.01       $1.05        160,153
                 2011..     $1.02       $1.01        137,628
                 2010..     $1.00       $1.02         15,638
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.10       $1.13        265,305
                 2013..     $1.14       $1.10        348,533
                 2012..     $1.05       $1.14        383,336
                 2011..     $1.03       $1.05        106,084
                 2010..     $1.00       $1.03         29,605
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.86       $2.07          3,583
                 2013..     $1.43       $1.86          3,594
                 2012..     $1.21       $1.43          3,606
                 2011..     $1.21       $1.21             --
                 2010..     $1.09       $1.21             --
                 2009..     $0.86       $1.09             --
                 2008..     $1.57       $0.86             --
                 2007..     $1.68       $1.57             --
                 2006..     $1.47       $1.68          1,374
                 2005..     $1.40       $1.47          1,380
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.85       $2.01          5,064
                 2013..     $1.38       $1.85          5,635
                 2012..     $1.18       $1.38          3,719
                 2011..     $1.25       $1.18          4,490
                 2010..     $1.11       $1.25          4,931
                 2009..     $0.87       $1.11          2,155
                 2008..     $1.43       $0.87          3,000
                 2007..     $1.55       $1.43          3,267
                 2006..     $1.36       $1.55          3,561
                 2005..     $1.31       $1.36          4,067


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.93       $1.77         40,919
                 2013..     $1.53       $1.93         50,049
                 2012..     $1.27       $1.53         57,999
                 2011..     $1.55       $1.27         80,453
                 2010..     $1.43       $1.55         89,992
                 2009..     $1.17       $1.43         95,676
                 2008..     $2.11       $1.17        105,130
                 2007..     $1.98       $2.11        166,582
                 2006..     $1.57       $1.98        209,504
                 2005..     $1.42       $1.57        236,052
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.20       $2.46             --
                 2013..     $1.63       $2.20             --
                 2012..     $1.42       $1.63             --
                 2011..     $1.52       $1.42             --
                 2010..     $1.29       $1.52             --
                 2009..     $0.99       $1.29             --
                 2008..     $1.64       $0.99             --
                 2007..     $1.00(f)    $1.64             --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.10       $2.27          3,578
                 2013..     $1.48       $2.10          3,525
                 2012..     $1.32       $1.48          2,300
                 2011..     $1.63       $1.32          5,232
                 2010..     $1.37       $1.63          3,108
                 2009..     $0.85       $1.37            267
                 2008..     $1.36       $0.85          9,943
                 2007..     $1.31       $1.36          9,969
                 2006..     $1.26       $1.31          9,995
                 2005..     $1.21       $1.26         10,021
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.10         31,064
                 2013..     $1.02       $1.08             --
                 2012..     $1.00       $1.02             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.04             --
                 2013..     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.16       $1.16             --
                 2013..     $1.01       $1.16             --
                 2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.13       $1.14             --
                 2013..     $1.02       $1.13             --
                 2012..     $1.00       $1.02             --

1.50% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.26       $1.32         286,292
                 2013..     $1.29       $1.26         336,902
                 2012..     $1.22       $1.29         335,790
                 2011..     $1.15       $1.22         442,409
                 2010..     $1.06       $1.15         652,365
                 2009..     $0.93       $1.06         632,501
                 2008..     $1.10       $0.93         801,936
                 2007..     $1.09       $1.10       1,091,165
                 2006..     $1.06       $1.09       1,011,277
                 2005..     $1.05       $1.06         738,106

1.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.85       $3.07         59,769
                 2013..     $2.18       $2.85         70,193
                 2012..     $1.89       $2.18         77,330
                 2011..     $1.96       $1.89         98,912
                 2010..     $1.58       $1.96        140,243
                 2009..     $1.17       $1.58        198,303
                 2008..     $1.88       $1.17        242,893
                 2007..     $1.78       $1.88        291,391
                 2006..     $1.64       $1.78        285,775
                 2005..     $1.49       $1.64        214,362
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $2.03       $2.27         69,732
                 2013..     $1.57       $2.03         58,862
                 2012..     $1.38       $1.57         46,297
                 2011..     $1.38       $1.38         35,475
                 2010..     $1.22       $1.38         14,169
                 2009..     $0.98       $1.22          2,429
                 2008..     $1.59       $0.98          3,972
                 2007..     $1.54       $1.59         20,451
                 2006..     $1.36       $1.54         69,026
                 2005..     $1.32       $1.36         72,645
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.51       $1.52         21,362
                 2013..     $1.54       $1.51         24,613
                 2012..     $1.34       $1.54         26,001
                 2011..     $1.37       $1.34         49,929
                 2010..     $1.22       $1.37        117,868
                 2009..     $1.05       $1.22         44,674
                 2008..     $1.03       $1.05        242,034
                 2007..     $0.95       $1.03         71,456
                 2006..     $0.00       $0.95         15,607
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.13             --
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.99       $0.97         39,073
                 2013..     $1.00       $0.99         47,249
                 2012..     $1.02       $1.00         47,218
                 2011..     $1.03       $1.02         60,848
                 2010..     $1.05       $1.03        132,931
                 2009..     $1.06       $1.05        436,305
                 2008..     $1.06       $1.06        365,373
                 2007..     $1.02       $1.06        346,860
                 2006..     $1.00       $1.02        230,672
                 2005..     $0.99       $1.00        157,573
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.10       $1.15         22,617
                 2013..     $1.14       $1.10         25,542
                 2012..     $1.12       $1.14         24,157
                 2011..     $1.07       $1.12         70,864
                 2010..     $1.01       $1.07         89,111
                 2009..     $0.95       $1.01         59,022
                 2008..     $1.11       $0.95         87,086
                 2007..     $1.09       $1.11        114,592
                 2006..     $1.05       $1.09        112,616
                 2005..     $1.04       $1.05        112,601


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $2.41       $3.09         50,123
                 2013..     $2.42       $2.41         53,000
                 2012..     $2.08       $2.42         47,933
                 2011..     $2.01       $2.08         54,169
                 2010..     $1.58       $2.01         73,231
                 2009..     $1.29       $1.58        113,906
                 2008..     $2.05       $1.29        134,144
                 2007..     $2.47       $2.05        166,075
                 2006..     $1.92       $2.47        169,963
                 2005..     $1.75       $1.92        165,745
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.97(bt)   $2.20        218,870
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.90(bt)   $2.03         20,942
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $2.54(bt)   $2.80         22,413
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $2.40(bt)   $2.58         63,820
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.05       $1.07             --
                 2013..     $1.00       $1.05             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                 2014..     $0.62       $0.57             --
                 2013..     $0.51       $0.62             --
                 2012..     $0.46       $0.51             --
                 2011..     $0.58       $0.46         16,658
                 2010..     $0.56       $0.58         15,107
                 2009..     $0.42       $0.56         15,426
                 2008..     $0.92       $0.42         11,338
                 2007..     $1.00(f)    $0.92         11,159
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                 2014..     $2.03       $2.25         75,093
                 2013..     $1.52       $2.03         59,574
                 2012..     $1.35       $1.52         45,797
                 2011..     $1.33       $1.35         42,112
                 2010..     $1.19       $1.33          8,478
                 2009..     $1.02       $1.19          7,487
                 2008..     $1.59       $1.02          7,939
                 2007..     $1.62       $1.59         14,398
                 2006..     $1.41       $1.62         14,343
                 2005..     $1.37       $1.41         17,053
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                 2014..     $1.20       $1.22         24,366
                 2013..     $1.33       $1.20         28,439
                 2012..     $1.26       $1.33         30,267
                 2011..     $1.14       $1.26         14,986
                 2010..     $1.10       $1.14         76,396
                 2009..     $1.01       $1.10         14,777
                 2008..     $1.05       $1.01         11,794
                 2007..     $1.00(f)    $1.05             --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/
                 SUB-ACCOUNT(AB):
                 2014..     $1.00       $0.99          2,908
                 2013..     $1.04       $1.00          3,368
                 2012..     $0.99       $1.04          3,521
                 2011..     $1.00       $0.99             --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                 SUB-ACCOUNT(X):
                 2014..     $1.27       $1.28             --
                 2013..     $1.00       $1.27             --
                 2012..     $0.83       $1.00             --
                 2011..     $1.00       $0.83             --

1.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                AMERICAN FUNDS IS: GLOBAL SMALL
                 CAPITALIZATION/SM /SUB-ACCOUNT(AC):
                 2014..     $1.12       $1.13             --
                 2013..     $0.89       $1.12             --
                 2012..     $0.76       $0.89             --
                 2011..     $1.00       $0.76             --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                 2014..     $1.29       $1.38          1,705
                 2013..     $1.01       $1.29          2,136
                 2012..     $0.87       $1.01          2,974
                 2011..     $1.00       $0.87             --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                 SUB-ACCOUNT(Y):
                 2014..     $1.38       $1.50             --
                 2013..     $1.05       $1.38             --
                 2012..     $0.91       $1.05             --
                 2011..     $1.00       $0.91             --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/
                 SUB-ACCOUNT(AD):
                 2014..     $1.08       $1.04          4,887
                 2013..     $0.91       $1.08          5,687
                 2012..     $0.78       $0.91          7,492
                 2011..     $1.00       $0.78             --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                 2014..     $1.04       $0.94             --
                 2013..     $0.94       $1.04             --
                 2012..     $0.81       $0.94             --
                 2011..     $1.00       $0.81             --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                 2014..     $1.01       $1.04         38,599
                 2013..     $1.06       $1.01             --
                 2012..     $1.05       $1.06             --
                 2011..     $1.00       $1.05             --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME
                 SUB-ACCOUNT:
                 2014..     $1.99       $2.12        142,481
                 2013..     $1.58       $1.99        164,505
                 2012..     $1.37       $1.58        190,374
                 2011..     $1.38       $1.37        241,770
                 2010..     $1.22       $1.38        355,758
                 2009..     $0.95       $1.22        471,331
                 2008..     $1.69       $0.95        650,047
                 2007..     $1.69       $1.69        728,291
                 2006..     $1.43       $1.69        700,387
                 2005..     $1.38       $1.43        606,663
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                 2014..     $3.44       $3.60          8,798
                 2013..     $2.57       $3.44          9,141
                 2012..     $2.28       $2.57          9,835
                 2011..     $2.60       $2.28         12,370
                 2010..     $2.05       $2.60         11,817
                 2009..     $1.49       $2.05         12,847
                 2008..     $2.50       $1.49         30,681
                 2007..     $2.20       $2.50         47,480
                 2006..     $1.99       $2.20         52,327
                 2005..     $1.71       $1.99         51,325
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $2.01       $2.12          7,507
                 2013..     $1.59       $2.01          7,951
                 2012..     $1.41       $1.59         10,151
                 2011..     $1.45       $1.41         11,535
                 2010..     $1.32       $1.45         14,266
                 2009..     $1.07       $1.32         14,465
                 2008..     $1.72       $1.07         27,689
                 2007..     $1.69       $1.72         29,253
                 2006..     $1.45       $1.69         27,407
                 2005..     $1.33       $1.45         19,349


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.43       $1.42          2,567
                 2013..     $1.07       $1.43          2,906
                 2012..     $0.91       $1.07          2,252
                 2011..     $0.97       $0.91          2,448
                 2010..     $0.76       $0.97         22,048
                 2009..     $0.60       $0.76          3,228
                 2008..     $0.91       $0.60             --
                 2007..     $1.00(f)    $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $2.46       $2.60             --
                 2013..     $1.81       $2.46          3,806
                 2012..     $1.65       $1.81          4,306
                 2011..     $1.76       $1.65          4,410
                 2010..     $1.40       $1.76          4,517
                 2009..     $0.99       $1.40          4,945
                 2008..     $1.75       $0.99         18,330
                 2007..     $1.60       $1.75         30,479
                 2006..     $1.49       $1.60         32,303
                 2005..     $1.45       $1.49         39,795
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $2.96       $2.67         33,320
                 2013..     $3.03       $2.96         34,472
                 2012..     $2.72       $3.03         31,449
                 2011..     $3.28       $2.72         30,226
                 2010..     $2.83       $3.28         43,970
                 2009..     $1.66       $2.83         65,777
                 2008..     $3.57       $1.66         94,937
                 2007..     $2.82       $3.57        101,330
                 2006..     $2.23       $2.82        120,951
                 2005..     $1.78       $2.23         92,774
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.04       $1.06             --
                 2013..     $1.00       $1.04             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.07       $1.05             --
                 2013..     $1.08       $1.07             --
                 2012..     $1.07       $1.08          4,796
                 2011..     $1.02       $1.07          4,841
                 2010..     $1.00       $1.02             --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.02       $1.05             --
                 2013..     $0.88       $1.02             --
                 2012..     $0.78       $0.88             --
                 2011..     $0.83       $0.78             --
                 2010..     $0.73       $0.83             --
                 2009..     $0.59       $0.73             --
                 2008..     $0.94       $0.59             --
                 2007..     $1.00(f)    $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.11       $1.14             --
                 2013..     $1.00       $1.11             --
                 2012..     $0.92       $1.00             --
                 2011..     $0.94       $0.92         15,885
                 2010..     $0.85       $0.94             --
                 2009..     $0.73       $0.85             --
                 2008..     $0.97       $0.73             --
                 2007..     $1.00(f)    $0.97             --

1.50% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.11        $1.13             --
                  2013...     $1.10        $1.11             --
                  2012...     $1.06        $1.10          6,274
                  2011...     $1.05        $1.06          6,293
                  2010...     $0.99        $1.05          4,078
                  2009...     $0.94        $0.99          4,090
                  2008...     $1.01        $0.94          2,283
                  2007...     $1.00(f)     $1.01          2,290
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.07        $1.10         58,755
                  2013...     $0.93        $1.07         58,931
                  2012...     $0.84        $0.93         59,108
                  2011...     $0.88        $0.84         59,286
                  2010...     $0.78        $0.88             --
                  2009...     $0.64        $0.78             --
                  2008...     $0.95        $0.64             --
                  2007...     $1.00(f)     $0.95             --
                IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.11        $1.13          4,415
                  2013...     $1.05        $1.11          5,300
                  2012...     $0.99        $1.05          6,209
                  2011...     $0.99        $0.99          6,081
                  2010...     $0.92        $0.99          9,554
                  2009...     $0.83        $0.92             --
                  2008...     $0.99        $0.83             --
                  2007...     $1.00(f)     $0.99             --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.36        $1.47         20,372
                  2013...     $1.03        $1.36         20,434
                  2012...     $0.90        $1.03         20,495
                  2011...     $0.90        $0.90         15,964
                  2010...     $0.75        $0.90          8,689
                  2009...     $0.55        $0.75             --
                  2008...     $0.95        $0.55             --
                  2007...     $1.00(f)     $0.95             --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $2.25        $2.41          7,088
                  2013...     $1.68        $2.25          7,473
                  2012...     $1.44        $1.68         11,766
                  2011...     $1.49        $1.44         22,171
                  2010...     $1.31        $1.49         25,601
                  2009...     $1.03        $1.31         29,045
                  2008...     $1.63        $1.03         33,502
                  2007...     $1.70        $1.63         34,074
                  2006...     $1.48        $1.70         42,289
                  2005...     $1.45        $1.48         42,648
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.49        $1.60          8,529
                  2013...     $1.21        $1.49          8,555
                  2012...     $1.10        $1.21          8,580
                  2011...     $1.13        $1.10          6,424
                  2010...     $1.07        $1.13             --
                  2009...     $0.81        $1.07          2,359
                  2008...     $1.34        $0.81             --
                  2007...     $0.00        $1.34             --
                  2006...     $1.23        $0.00             --
                  2005...     $1.19        $1.23          2,891


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.24       $2.43             --
                  2013...     $1.70       $2.24             --
                  2012...     $1.51       $1.70             --
                  2011...     $1.57       $1.51          4,257
                  2010...     $1.42       $1.57         10,323
                  2009...     $1.16       $1.42         10,170
                  2008...     $1.74       $1.16         10,177
                  2007...     $1.72       $1.74         58,716
                  2006...     $1.51       $1.72         59,020
                  2005...     $0.00       $1.51         71,728
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.38       $1.39         84,397
                  2013...     $1.02       $1.38         67,083
                  2012...     $0.91       $1.02         50,717
                  2011...     $0.94       $0.91         38,859
                  2010...     $0.74       $0.94          4,880
                  2009...     $0.62       $0.74          4,362
                  2008...     $0.92       $0.62          4,807
                  2007...     $1.00(f)    $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $3.09       $2.89         14,510
                  2013...     $2.51       $3.09         14,692
                  2012...     $2.14       $2.51         14,966
                  2011...     $2.34       $2.14         24,387
                  2010...     $2.18       $2.34         22,066
                  2009...     $1.77       $2.18         28,236
                  2008...     $2.43       $1.77         47,849
                  2007...     $1.71       $2.43         77,491
                  2006...     $1.44       $1.71         39,295
                  2005...     $1.18       $1.44         19,847
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.98       $2.10         17,389
                  2013...     $1.62       $1.98         18,223
                  2012...     $1.48       $1.62         13,553
                  2011...     $1.45       $1.48         13,887
                  2010...     $1.26       $1.45          8,411
                  2009...     $1.13       $1.26          8,440
                  2008...     $1.45       $1.13          9,306
                  2007...     $1.29       $1.45         10,542
                  2006...     $1.18       $1.29          9,606
                  2005...     $1.14       $1.18          8,489
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.34       $2.53             --
                  2013...     $1.78       $2.34             --
                  2012...     $1.53       $1.78             --
                  2011...     $1.52       $1.53             --
                  2010...     $1.28       $1.52             --
                  2009...     $1.05       $1.28             --
                  2008...     $1.63       $1.05             --
                  2007...     $1.00(f)    $1.63             --
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $2.08       $2.07        113,369
                  2013...     $1.77       $2.08         87,020
                  2012...     $1.52       $1.77         68,686
                  2011...     $1.67       $1.52         52,706
                  2010...     $1.47       $1.67          2,658
                  2009...     $1.18       $1.47          8,970
                  2008...     $2.07       $1.18          9,666
                  2007...     $1.73       $2.07         31,496
                  2006...     $1.45       $1.73         24,057
                  2005...     $1.27       $1.45          7,775

1.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.35       $1.15          5,697
                 2013..     $1.27       $1.35          5,946
                 2012..     $1.26       $1.27         25,554
                 2011..     $1.63       $1.26         20,398
                 2010..     $1.42       $1.63         14,366
                 2009..     $0.83       $1.42         16,026
                 2008..     $2.18       $0.83         21,478
                 2007..     $1.54       $2.18         40,852
                 2006..     $0.00       $1.54          1,730
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.04         60,802
                 2013..     $1.00       $1.03             --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $2.61       $2.61        123,556
                 2013..     $2.12       $2.61        134,854
                 2012..     $1.90       $2.12        140,149
                 2011..     $2.24       $1.90        156,614
                 2010..     $1.99       $2.24        219,020
                 2009..     $1.48       $1.99        260,873
                 2008..     $2.60       $1.48        350,204
                 2007..     $2.40       $2.60        390,383
                 2006..     $1.88       $2.40        429,682
                 2005..     $1.72       $1.88        359,489
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $3.42       $3.31             --
                 2013..     $2.20       $3.42             --
                 2012..     $2.00       $2.20             --
                 2011..     $2.18       $2.00             --
                 2010..     $1.57       $2.18             --
                 2009..     $1.13       $1.57             --
                 2008..     $2.21       $1.13            166
                 2007..     $2.11       $2.21            910
                 2006..     $1.90       $2.11          1,036
                 2005..     $1.60       $1.90            397
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.35       $2.50             --
                 2013..     $1.84       $2.35             --
                 2012..     $1.64       $1.84          3,093
                 2011..     $1.68       $1.64             --
                 2010..     $1.29       $1.68             --
                 2009..     $0.89       $1.29          1,236
                 2008..     $1.42       $0.89             --
                 2007..     $1.00(f)    $1.42             --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.05       $1.07             --
                 2013..     $1.00       $1.05             --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.08             --
                 2013..     $1.00       $1.05             --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.05             --
                 2013..     $1.00       $1.04             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $3.49       $3.54         21,100
                 2013..     $2.27       $3.49         17,214
                 2012..     $1.80       $2.27          6,829
                 2011..     $1.94       $1.80          8,086
                 2010..     $1.75       $1.94          8,273
                 2009..     $1.23       $1.75          3,526
                 2008..     $1.89       $1.23         10,042
                 2007..     $1.54       $1.89         12,715
                 2006..     $1.45       $1.54          8,423
                 2005..     $1.26       $1.45          8,441
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $2.83       $2.98         34,386
                 2013..     $2.15       $2.83         39,401
                 2012..     $1.84       $2.15         45,896
                 2011..     $2.14       $1.84         63,895
                 2010..     $1.72       $2.14         82,757
                 2009..     $1.35       $1.72        125,919
                 2008..     $1.86       $1.35        157,205
                 2007..     $1.97       $1.86        192,698
                 2006..     $1.71       $1.97        208,627
                 2005..     $1.67       $1.71        163,098
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $2.00       $2.19             --
                 2013..     $1.50       $2.00          4,615
                 2012..     $1.28       $1.50          5,156
                 2011..     $1.40       $1.28          5,566
                 2010..     $1.20       $1.40         10,980
                 2009..     $0.96       $1.20          9,914
                 2008..     $1.48       $0.96          4,712
                 2007..     $1.00       $1.48          3,064
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $2.09       $2.23             --
                 2013..     $1.77       $2.09             --
                 2012..     $1.59       $1.77             --
                 2011..     $1.59       $1.59             --
                 2010..     $1.49       $1.59             --
                 2009..     $1.21       $1.49             --
                 2008..     $1.46       $1.21             --
                 2007..     $1.34       $1.46         18,524
                 2006..     $0.00       $1.34         18,806
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.59       $2.77          6,155
                 2013..     $2.01       $2.59         10,054
                 2012..     $1.65       $2.01         10,623
                 2011..     $1.80       $1.65          8,488
                 2010..     $1.71       $1.80         12,685
                 2009..     $1.19       $1.71         47,618
                 2008..     $2.17       $1.19         40,042
                 2007..     $1.61       $2.17         54,528
                 2006..     $1.50       $1.61         23,426
                 2005..     $1.35       $1.50         20,716
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $3.21       $2.78         41,314
                 2013..     $2.85       $3.21         43,644
                 2012..     $2.56       $2.85         43,916
                 2011..     $3.84       $2.56         49,076
                 2010..     $3.12       $3.84         63,609
                 2009..     $1.77       $3.12         90,183
                 2008..     $3.75       $1.77        126,255
                 2007..     $2.98       $3.75        128,791
                 2006..     $2.06       $2.98        138,702
                 2005..     $1.58       $2.06        116,405

1.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.29       $1.38         2,800
                 2013..     $1.04       $1.29         2,933
                 2012..     $0.96       $1.04         4,245
                 2011..     $1.00       $0.96         3,260
                 2010..     $0.88       $1.00         3,259
                 2009..     $0.67       $0.88         2,807
                 2008..     $0.95       $0.67            --
                 2007..     $1.00(f)    $0.95            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.91       $2.04         7,316
                 2013..     $1.41       $1.91         7,338
                 2012..     $1.23       $1.41         7,360
                 2011..     $1.33       $1.23         5,384
                 2010..     $1.05       $1.33        12,053
                 2009..     $0.75       $1.05            --
                 2008..     $1.58       $0.75        16,465
                 2007..     $1.46       $1.58        19,976
                 2006..     $1.45       $1.46         4,886
                 2005..     $1.43       $1.45         4,901
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.75       $0.71         3,237
                 2013..     $0.77       $0.75         2,905
                 2012..     $0.65       $0.77         3,056
                 2011..     $0.81       $0.65         2,804
                 2010..     $0.69       $0.81         2,988
                 2009..     $0.41       $0.69         2,536
                 2008..     $0.97       $0.41        12,658
                 2007..     $1.00(f)    $0.97        12,639
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.27       $1.37            --
                 2013..     $0.94       $1.27            --
                 2012..     $0.86       $0.94            --
                 2011..     $0.90       $0.86            --
                 2010..     $0.74       $0.90            --
                 2009..     $0.58       $0.74            --
                 2008..     $0.96       $0.58            --
                 2007..     $1.00(f)    $0.96            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $3.20       $2.92         8,397
                 2013..     $2.58       $3.20         8,030
                 2012..     $2.15       $2.58         8,272
                 2011..     $2.37       $2.15         7,823
                 2010..     $2.09       $2.37         7,931
                 2009..     $1.53       $2.09         7,849
                 2008..     $2.73       $1.53        20,505
                 2007..     $2.45       $2.73        32,044
                 2006..     $1.92       $2.45        31,498
                 2005..     $1.70       $1.92        35,709
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.40       $1.54            --
                 2013..     $1.01       $1.40            --
                 2012..     $0.87       $1.01            --
                 2011..     $0.90       $0.87            --
                 2010..     $0.75       $0.90            --
                 2009..     $0.55       $0.75            --
                 2008..     $0.91       $0.55            --
                 2007..     $1.00(f)    $0.91            --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.09            --
                 2013..     $1.00       $1.04            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.03       $1.03         24,552
                 2013..     $1.05       $1.03         31,341
                 2012..     $1.01       $1.05         40,761
                 2011..     $1.02       $1.01         46,270
                 2010..     $1.00       $1.02        130,733
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.09       $1.12        473,736
                 2013..     $1.13       $1.09        364,838
                 2012..     $1.05       $1.13        290,742
                 2011..     $1.03       $1.05        213,131
                 2010..     $1.00       $1.03        155,825
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.94       $2.15             --
                 2013..     $1.48       $1.94             --
                 2012..     $1.26       $1.48             --
                 2011..     $1.26       $1.26             --
                 2010..     $1.13       $1.26             --
                 2009..     $0.89       $1.13             --
                 2008..     $1.64       $0.89            855
                 2007..     $1.75       $1.64            857
                 2006..     $1.53       $1.75          1,722
                 2005..     $1.47       $1.53          2,464
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.89       $2.06             --
                 2013..     $1.42       $1.89             --
                 2012..     $1.21       $1.42             --
                 2011..     $1.28       $1.21             --
                 2010..     $1.14       $1.28             --
                 2009..     $0.89       $1.14             --
                 2008..     $1.48       $0.89             --
                 2007..     $1.59       $1.48          7,304
                 2006..     $0.00       $1.59          7,326
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.96       $1.80          1,306
                 2013..     $1.55       $1.96          1,310
                 2012..     $1.29       $1.55          2,368
                 2011..     $1.58       $1.29         10,118
                 2010..     $1.46       $1.58         19,378
                 2009..     $1.19       $1.46         18,816
                 2008..     $2.15       $1.19         35,980
                 2007..     $2.02       $2.15         40,212
                 2006..     $1.60       $2.02         46,549
                 2005..     $1.45       $1.60         53,129
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.16       $2.41          2,350
                 2013..     $1.61       $2.16          2,688
                 2012..     $1.40       $1.61          3,338
                 2011..     $1.49       $1.40          3,663
                 2010..     $1.27       $1.49          3,793
                 2009..     $0.97       $1.27          4,211
                 2008..     $1.61       $0.97          4,741
                 2007..     $0.00       $1.61         21,758
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.10       $2.27             --
                 2013..     $1.48       $2.10             --
                 2012..     $1.32       $1.48             --
                 2011..     $1.63       $1.32             --
                 2010..     $1.37       $1.63             --
                 2009..     $0.85       $1.37             --
                 2008..     $1.37       $0.85             --
                 2007..     $1.31       $1.37          2,709
                 2006..     $1.26       $1.31          2,717
                 2005..     $1.21       $1.26          2,725

1.50% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.10        109,166
                 2013..     $1.02       $1.08         20,131
                 2012..     $1.00       $1.02             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.04             --
                 2013..     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.16       $1.16             --
                 2013..     $1.01       $1.16             --
                 2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.13       $1.14             --
                 2013..     $1.02       $1.13             --
                 2012..     $1.00       $1.02             --

1.55% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.30       $1.36       7,651,653
                 2013..     $1.33       $1.30       8,663,273
                 2012..     $1.25       $1.33       9,584,904
                 2011..     $1.18       $1.25      11,352,450
                 2010..     $1.09       $1.18      13,609,645
                 2009..     $0.96       $1.09      14,857,448
                 2008..     $1.13       $0.96      15,749,874
                 2007..     $1.12       $1.13      17,531,751
                 2006..     $1.09       $1.12      11,972,066
                 2005..     $1.08       $1.09       9,044,946
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.80       $3.01       1,129,312
                 2013..     $2.14       $2.80       1,432,733
                 2012..     $1.86       $2.14       1,714,993
                 2011..     $1.93       $1.86       2,030,512
                 2010..     $1.56       $1.93       2,325,942
                 2009..     $1.16       $1.56       2,447,846
                 2008..     $1.85       $1.16       2,721,763
                 2007..     $1.75       $1.85       2,787,069
                 2006..     $1.62       $1.75       2,119,352
                 2005..     $1.47       $1.62       1,682,418
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $2.00       $2.23         921,868
                 2013..     $1.54       $2.00         955,614
                 2012..     $1.36       $1.54         990,266
                 2011..     $1.36       $1.36         938,118
                 2010..     $1.20       $1.36       1,165,195
                 2009..     $0.97       $1.20       1,686,147
                 2008..     $1.57       $0.97       1,801,608
                 2007..     $1.52       $1.57       2,839,766
                 2006..     $1.34       $1.52       2,729,685
                 2005..     $1.30       $1.34       2,983,925
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.51       $1.51       2,817,360
                 2013..     $1.53       $1.51       3,248,582
                 2012..     $1.34       $1.53       3,528,580
                 2011..     $1.36       $1.34       3,790,582
                 2010..     $1.22       $1.36       4,314,377
                 2009..     $1.05       $1.22       4,001,330
                 2008..     $1.02       $1.05       4,159,864
                 2007..     $0.95       $1.02       3,618,967
                 2006..     $0.93       $0.95       1,621,162
                 2005..     $1.00(e)    $0.93         430,175


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.13         540,867
                 2013..     $1.00(ap)   $1.06          76,192
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.98       $0.96       2,647,171
                 2013..     $0.99       $0.98       3,268,937
                 2012..     $1.01       $0.99       2,892,730
                 2011..     $1.03       $1.01       4,400,562
                 2010..     $1.04       $1.03       3,505,411
                 2009..     $1.06       $1.04       4,925,415
                 2008..     $1.05       $1.06       7,660,374
                 2007..     $1.02       $1.05       6,117,045
                 2006..     $0.99       $1.02       4,393,698
                 2005..     $0.98       $0.99       2,403,008
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.12       $1.17       2,304,197
                 2013..     $1.16       $1.12       2,575,848
                 2012..     $1.14       $1.16       2,859,951
                 2011..     $1.08       $1.14       3,492,199
                 2010..     $1.03       $1.08       4,310,675
                 2009..     $0.97       $1.03       4,391,137
                 2008..     $1.13       $0.97       5,379,112
                 2007..     $1.11       $1.13       6,687,762
                 2006..     $1.07       $1.11       5,583,809
                 2005..     $1.06       $1.07       5,094,000
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $2.59       $3.32       1,374,204
                 2013..     $2.60       $2.59       1,557,815
                 2012..     $2.24       $2.60       1,620,568
                 2011..     $2.15       $2.24       1,796,987
                 2010..     $1.70       $2.15       2,224,269
                 2009..     $1.38       $1.70       2,585,806
                 2008..     $2.21       $1.38       2,665,887
                 2007..     $2.66       $2.21       2,916,085
                 2006..     $2.07       $2.66       2,753,523
                 2005..     $1.89       $2.07       2,663,693
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.96(bt)   $2.18       4,532,762
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.89(bt)   $2.02         968,640
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $2.54(bt)   $2.80       1,252,192
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $2.33(bt)   $2.50       3,106,749
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.05       $1.07          22,038
                 2013..     $1.00       $1.05          15,116
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                 2014..     $0.62       $0.57          99,308
                 2013..     $0.51       $0.62         154,515
                 2012..     $0.46       $0.51         307,447
                 2011..     $0.58       $0.46         340,692
                 2010..     $0.56       $0.58         304,517
                 2009..     $0.42       $0.56         328,053
                 2008..     $0.92       $0.42         358,200
                 2007..     $1.00(f)    $0.92         150,696

1.55% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.98        $2.18          197,422
                  2013...     $1.48        $1.98          202,394
                  2012...     $1.31        $1.48          224,351
                  2011...     $1.30        $1.31          246,650
                  2010...     $1.16        $1.30          295,255
                  2009...     $1.00        $1.16          322,000
                  2008...     $1.55        $1.00          336,540
                  2007...     $1.58        $1.55          328,626
                  2006...     $1.38        $1.58          253,249
                  2005...     $1.34        $1.38          334,926
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.19        $1.21        2,401,506
                  2013...     $1.33        $1.19        2,788,666
                  2012...     $1.25        $1.33        3,319,494
                  2011...     $1.14        $1.25        3,010,290
                  2010...     $1.10        $1.14        2,900,363
                  2009...     $1.01        $1.10        1,803,168
                  2008...     $1.05        $1.01        1,229,819
                  2007...     $1.00(f)     $1.05           39,597
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.99        $0.99          248,777
                  2013...     $1.04        $0.99          270,603
                  2012...     $0.99        $1.04          109,278
                  2011...     $1.00        $0.99           15,576
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.27        $1.28          110,545
                  2013...     $1.00        $1.27          108,012
                  2012...     $0.83        $1.00           36,328
                  2011...     $1.00        $0.83            9,983
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.12        $1.13          206,316
                  2013...     $0.89        $1.12          196,739
                  2012...     $0.76        $0.89           80,142
                  2011...     $1.00        $0.76           34,956
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.29        $1.38          231,347
                  2013...     $1.01        $1.29          265,229
                  2012...     $0.87        $1.01          138,455
                  2011...     $1.00        $0.87           75,018
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.38        $1.50          202,488
                  2013...     $1.05        $1.38           42,958
                  2012...     $0.91        $1.05           20,581
                  2011...     $1.00        $0.91               --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.08        $1.04          432,736
                  2013...     $0.90        $1.08          510,224
                  2012...     $0.78        $0.90          204,224
                  2011...     $1.00        $0.78           14,669
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.03        $0.94          286,892
                  2013...     $0.94        $1.03          305,200
                  2012...     $0.81        $0.94           96,440
                  2011...     $1.00        $0.81           12,715
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.01        $1.04          131,851
                  2013...     $1.06        $1.01          153,280
                  2012...     $1.05        $1.06          133,677
                  2011...     $1.00        $1.05          116,341


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.93        $2.06        2,643,468
                  2013...     $1.53        $1.93        3,190,609
                  2012...     $1.33        $1.53        3,686,382
                  2011...     $1.34        $1.33        4,696,417
                  2010...     $1.18        $1.34        6,100,710
                  2009...     $0.93        $1.18        7,377,735
                  2008...     $1.64        $0.93        8,446,663
                  2007...     $1.65        $1.64        8,501,909
                  2006...     $1.40        $1.65        7,657,894
                  2005...     $1.34        $1.40        7,092,662
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $3.33        $3.48          858,462
                  2013...     $2.49        $3.33          983,628
                  2012...     $2.21        $2.49        1,128,142
                  2011...     $2.52        $2.21        1,205,089
                  2010...     $1.99        $2.52        1,402,465
                  2009...     $1.45        $1.99        1,649,104
                  2008...     $2.43        $1.45        1,939,987
                  2007...     $2.14        $2.43        2,323,426
                  2006...     $1.93        $2.14        2,318,803
                  2005...     $1.66        $1.93        2,023,312
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $2.02        $2.13          474,449
                  2013...     $1.60        $2.02          538,302
                  2012...     $1.42        $1.60          768,879
                  2011...     $1.46        $1.42          919,681
                  2010...     $1.33        $1.46        1,106,170
                  2009...     $1.07        $1.33        1,195,899
                  2008...     $1.74        $1.07        1,514,302
                  2007...     $1.70        $1.74        1,915,479
                  2006...     $1.46        $1.70        1,634,724
                  2005...     $1.34        $1.46          927,869
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.43        $1.41          627,156
                  2013...     $1.06        $1.43          637,035
                  2012...     $0.91        $1.06          786,205
                  2011...     $0.96        $0.91          776,148
                  2010...     $0.76        $0.96          856,128
                  2009...     $0.60        $0.76          642,836
                  2008...     $0.91        $0.60          462,047
                  2007...     $1.00(f)     $0.91          115,979
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $2.38        $2.52          155,046
                  2013...     $1.75        $2.38          177,160
                  2012...     $1.60        $1.75          245,899
                  2011...     $1.71        $1.60          283,991
                  2010...     $1.36        $1.71          447,427
                  2009...     $0.96        $1.36          540,239
                  2008...     $1.70        $0.96          619,687
                  2007...     $1.55        $1.70          632,618
                  2006...     $1.45        $1.55          624,297
                  2005...     $1.41        $1.45          636,437
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014...     $2.97        $2.68          493,781
                  2013...     $3.04        $2.97          574,404
                  2012...     $2.73        $3.04          642,275
                  2011...     $3.30        $2.73          714,293
                  2010...     $2.85        $3.30          816,478
                  2009...     $1.68        $2.85          996,481
                  2008...     $3.60        $1.68        1,159,584
                  2007...     $2.84        $3.60        1,260,903
                  2006...     $2.25        $2.84        1,314,107
                  2005...     $1.79        $2.25        1,005,484

1.55% Variable Account Charge Continued


                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..       $1.04       $1.06           6,920
                  2013..       $1.00       $1.04          12,652
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..       $1.07       $1.05         997,740
                  2013..       $1.08       $1.07       1,122,420
                  2012..       $1.07       $1.08       1,097,638
                  2011..       $1.02       $1.07         910,140
                  2010..       $1.00       $1.02         648,989
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..       $1.02       $1.05         214,714
                  2013..       $0.88       $1.02         217,064
                  2012..       $0.78       $0.88         231,820
                  2011..       $0.83       $0.78         247,131
                  2010..       $0.73       $0.83         112,237
                  2009..       $0.59       $0.73          50,211
                  2008..       $0.94       $0.59              --
                  2007..       $1.00(f)    $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.10       $1.13       1,765,647
                  2013....     $1.00       $1.10       1,780,066
                  2012....     $0.92       $1.00       2,240,272
                  2011....     $0.94       $0.92       2,147,086
                  2010....     $0.85       $0.94       2,149,595
                  2009....     $0.73       $0.85       1,982,990
                  2008....     $0.97       $0.73       1,182,640
                  2007....     $1.00(f)    $0.97         519,511
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.11       $1.12         162,763
                  2013....     $1.10       $1.11         424,892
                  2012....     $1.06       $1.10         447,807
                  2011....     $1.04       $1.06         718,221
                  2010....     $0.99       $1.04         823,097
                  2009....     $0.93       $0.99         437,742
                  2008....     $1.01       $0.93         290,718
                  2007....     $1.00(f)    $1.01           3,867
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.06       $1.10         367,816
                  2013....     $0.93       $1.06         607,599
                  2012....     $0.83       $0.93         702,435
                  2011....     $0.88       $0.83         814,271
                  2010....     $0.78       $0.88       1,275,428
                  2009....     $0.64       $0.78       1,082,331
                  2008....     $0.95       $0.64         548,452
                  2007....     $1.00(f)    $0.95         128,522
                IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.10       $1.12       1,112,290
                  2013....     $1.04       $1.10       1,214,861
                  2012....     $0.98       $1.04       1,258,609
                  2011....     $0.99       $0.98       1,395,010
                  2010....     $0.91       $0.99       1,504,195
                  2009....     $0.83       $0.91       1,569,128
                  2008....     $0.99       $0.83         678,556
                  2007....     $1.00(f)    $0.99          22,267


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.36        $1.47          142,791
                  2013...     $1.03        $1.36           69,441
                  2012...     $0.89        $1.03           59,382
                  2011...     $0.90        $0.89           27,554
                  2010...     $0.75        $0.90           28,375
                  2009...     $0.55        $0.75            7,764
                  2008...     $0.95        $0.55            4,482
                  2007...     $1.00(f)     $0.95               --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $2.18        $2.35          591,907
                  2013...     $1.64        $2.18          625,501
                  2012...     $1.40        $1.64          663,471
                  2011...     $1.45        $1.40          641,878
                  2010...     $1.27        $1.45          669,618
                  2009...     $1.01        $1.27          463,341
                  2008...     $1.59        $1.01          588,735
                  2007...     $1.66        $1.59          831,553
                  2006...     $1.45        $1.66          749,662
                  2005...     $1.41        $1.45          851,883
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.48        $1.59           70,837
                  2013...     $1.20        $1.48           58,688
                  2012...     $1.09        $1.20           15,967
                  2011...     $1.13        $1.09           21,094
                  2010...     $1.06        $1.13           19,185
                  2009...     $0.81        $1.06           22,314
                  2008...     $1.33        $0.81           44,527
                  2007...     $1.33        $1.33           72,710
                  2006...     $1.22        $1.33           77,029
                  2005...     $1.18        $1.22           98,839
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.18        $2.36          284,660
                  2013...     $1.65        $2.18          271,158
                  2012...     $1.47        $1.65          250,999
                  2011...     $1.52        $1.47          258,300
                  2010...     $1.38        $1.52          276,273
                  2009...     $1.13        $1.38          288,904
                  2008...     $1.69        $1.13          322,785
                  2007...     $1.68        $1.69          427,777
                  2006...     $1.47        $1.68          388,312
                  2005...     $1.36        $1.47          267,310
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.38        $1.38          516,964
                  2013...     $1.02        $1.38          659,714
                  2012...     $0.91        $1.02          743,657
                  2011...     $0.94        $0.91          748,276
                  2010...     $0.74        $0.94          785,963
                  2009...     $0.62        $0.74          522,003
                  2008...     $0.92        $0.62          287,512
                  2007...     $1.00(f)     $0.92               --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $3.08        $2.87        2,696,170
                  2013...     $2.50        $3.08        3,145,426
                  2012...     $2.13        $2.50        3,742,788
                  2011...     $2.33        $2.13        4,236,789
                  2010...     $2.18        $2.33        5,358,906
                  2009...     $1.77        $2.18        5,889,266
                  2008...     $2.42        $1.77        5,512,314
                  2007...     $1.71        $2.42        5,585,970
                  2006...     $1.44        $1.71        3,917,191
                  2005...     $1.18        $1.44        1,758,400

1.55% Variable Account Charge Continued


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.97         $2.09        1,691,047
                  2013...     $1.62         $1.97        1,781,303
                  2012...     $1.47         $1.62        1,804,536
                  2011...     $1.44         $1.47        1,930,522
                  2010...     $1.25         $1.44        2,093,550
                  2009...     $1.12         $1.25        2,371,524
                  2008...     $1.44         $1.12        2,807,504
                  2007...     $1.29         $1.44        3,557,196
                  2006...     $1.18         $1.29        3,667,368
                  2005...     $1.14         $1.18        3,478,462
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.33         $2.52          478,393
                  2013...     $1.77         $2.33          393,189
                  2012...     $1.52         $1.77          231,456
                  2011...     $1.52         $1.52          235,756
                  2010...     $1.28         $1.52          258,071
                  2009...     $1.04         $1.28          306,046
                  2008...     $1.63         $1.04          351,251
                  2007...     $1.45         $1.63          409,167
                  2006...     $1.26         $1.45          368,810
                  2005...     $1.17         $1.26          119,512
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $2.07         $2.05          587,580
                  2013...     $1.76         $2.07          693,988
                  2012...     $1.51         $1.76          669,515
                  2011...     $1.66         $1.51          616,081
                  2010...     $1.47         $1.66          563,602
                  2009...     $1.18         $1.47          313,255
                  2008...     $2.06         $1.18          431,841
                  2007...     $1.73         $2.06          502,229
                  2006...     $1.45         $1.73          442,986
                  2005...     $1.26         $1.45          353,381
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(I):
                  2014...     $1.34         $1.15        1,170,184
                  2013...     $1.26         $1.34        1,237,136
                  2012...     $1.26         $1.26        1,380,079
                  2011...     $1.63         $1.26        1,612,278
                  2010...     $1.41         $1.63        1,761,552
                  2009...     $0.83         $1.41        2,059,256
                  2008...     $2.18         $0.83        2,119,975
                  2007...     $1.54         $2.18        1,796,569
                  2006...     $1.25         $1.54        1,488,223
                  2005...     $1.00(e)      $1.25          414,653
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.03         $1.03        3,187,446
                  2013...     $1.00         $1.03          182,988
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014...     $2.52         $2.52        2,313,631
                  2013...     $2.05         $2.52        2,829,872
                  2012...     $1.84         $2.05        3,484,950
                  2011...     $2.17         $1.84        4,126,810
                  2010...     $1.93         $2.17        4,711,172
                  2009...     $1.43         $1.93        5,104,058
                  2008...     $2.52         $1.43        5,752,054
                  2007...     $2.33         $2.52        6,040,240
                  2006...     $1.82         $2.33        5,632,294
                  2005...     $1.67         $1.82        5,092,514


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $3.45        $3.33          166,587
                  2013..     $2.23        $3.45          167,779
                  2012..     $2.02        $2.23          163,430
                  2011..     $2.21        $2.02          351,831
                  2010..     $1.59        $2.21          420,111
                  2009..     $1.14        $1.59          407,892
                  2008..     $2.24        $1.14          471,579
                  2007..     $2.13        $2.24          496,068
                  2006..     $1.93        $2.13          523,139
                  2005..     $1.62        $1.93          503,868
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $2.34        $2.49          200,745
                  2013..     $1.83        $2.34          179,772
                  2012..     $1.64        $1.83          171,949
                  2011..     $1.67        $1.64           93,917
                  2010..     $1.29        $1.67           32,655
                  2009..     $0.89        $1.29           31,799
                  2008..     $1.42        $0.89           37,116
                  2007..     $1.28        $1.42           49,643
                  2006..     $1.20        $1.28           54,430
                  2005..     $1.00(e)     $1.20           23,464
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014..     $1.05        $1.07               --
                  2013..     $1.00        $1.05               --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014..     $1.05        $1.08            2,550
                  2013..     $1.00        $1.05               --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.05            4,244
                  2013..     $1.00        $1.04            3,117
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.48        $3.52          393,928
                  2013..     $2.26        $3.48          398,934
                  2012..     $1.79        $2.26          430,316
                  2011..     $1.93        $1.79          496,590
                  2010..     $1.74        $1.93          575,967
                  2009..     $1.23        $1.74          746,396
                  2008..     $1.89        $1.23          725,455
                  2007..     $1.54        $1.89          742,000
                  2006..     $1.45        $1.54          578,834
                  2005..     $1.26        $1.45          258,094
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.69        $2.84          713,091
                  2013..     $2.05        $2.69          861,606
                  2012..     $1.75        $2.05        1,010,416
                  2011..     $2.04        $1.75        1,224,714
                  2010..     $1.64        $2.04        1,500,413
                  2009..     $1.29        $1.64        1,787,161
                  2008..     $1.77        $1.29        2,086,327
                  2007..     $1.88        $1.77        2,399,263
                  2006..     $1.63        $1.88        2,174,460
                  2005..     $1.59        $1.63        1,921,472
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.99        $2.17          334,466
                  2013..     $1.49        $1.99          363,723
                  2012..     $1.28        $1.49          261,436
                  2011..     $1.40        $1.28          325,622
                  2010..     $1.20        $1.40          416,706
                  2009..     $0.96        $1.20          511,300
                  2008..     $1.47        $0.96          573,487
                  2007..     $1.47        $1.47          739,345
                  2006..     $1.28        $1.47          698,279
                  2005..     $1.24        $1.28          729,637

1.55% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $2.11       $2.25         508,746
                 2013..     $1.79       $2.11         513,885
                 2012..     $1.60       $1.79         682,135
                 2011..     $1.60       $1.60         804,282
                 2010..     $1.51       $1.60         845,516
                 2009..     $1.22       $1.51         590,971
                 2008..     $1.47       $1.22         612,548
                 2007..     $1.36       $1.47         735,500
                 2006..     $1.25       $1.36         676,044
                 2005..     $1.18       $1.25         597,221
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.51       $2.68         570,197
                 2013..     $1.95       $2.51         780,272
                 2012..     $1.60       $1.95       1,059,951
                 2011..     $1.74       $1.60       1,159,234
                 2010..     $1.66       $1.74       1,359,824
                 2009..     $1.16       $1.66       1,377,040
                 2008..     $2.11       $1.16       1,273,492
                 2007..     $1.57       $2.11       1,027,111
                 2006..     $1.46       $1.57         881,536
                 2005..     $1.32       $1.46       1,011,066
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $3.07       $2.66       1,090,704
                 2013..     $2.73       $3.07       1,272,460
                 2012..     $2.45       $2.73       1,634,993
                 2011..     $3.68       $2.45       1,704,296
                 2010..     $2.99       $3.68       1,899,135
                 2009..     $1.69       $2.99       2,154,832
                 2008..     $3.60       $1.69       2,436,871
                 2007..     $2.86       $3.60       2,084,514
                 2006..     $1.98       $2.86       1,589,462
                 2005..     $1.52       $1.98         840,280
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.29       $1.38         432,414
                 2013..     $1.04       $1.29         579,246
                 2012..     $0.95       $1.04         723,083
                 2011..     $1.00       $0.95         670,583
                 2010..     $0.88       $1.00         660,452
                 2009..     $0.67       $0.88         439,516
                 2008..     $0.95       $0.67         271,281
                 2007..     $1.00(f)    $0.95              --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.92       $2.05          83,501
                 2013..     $1.42       $1.92         112,283
                 2012..     $1.24       $1.42         123,127
                 2011..     $1.34       $1.24         119,835
                 2010..     $1.05       $1.34         122,566
                 2009..     $0.76       $1.05         106,830
                 2008..     $1.59       $0.76         128,419
                 2007..     $1.47       $1.59         109,348
                 2006..     $1.46       $1.47         146,758
                 2005..     $1.44       $1.46         152,758
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.75       $0.70         870,381
                 2013..     $0.77       $0.75         781,651
                 2012..     $0.65       $0.77         734,144
                 2011..     $0.81       $0.65         713,329
                 2010..     $0.69       $0.81         774,114
                 2009..     $0.41       $0.69         563,184
                 2008..     $0.97       $0.41         393,001
                 2007..     $1.00(f)    $0.97          12,615


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.26       $1.37         105,335
                 2013..     $0.93       $1.26         122,376
                 2012..     $0.86       $0.93         122,636
                 2011..     $0.90       $0.86         147,045
                 2010..     $0.74       $0.90         150,212
                 2009..     $0.57       $0.74          91,758
                 2008..     $0.96       $0.57         146,391
                 2007..     $1.00(f)    $0.96              --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $3.02       $2.76         355,950
                 2013..     $2.44       $3.02         233,875
                 2012..     $2.04       $2.44         168,875
                 2011..     $2.24       $2.04         159,491
                 2010..     $1.98       $2.24         184,479
                 2009..     $1.45       $1.98         185,551
                 2008..     $2.59       $1.45         250,409
                 2007..     $2.32       $2.59         332,098
                 2006..     $1.83       $2.32         357,513
                 2005..     $1.61       $1.83         307,998
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.39       $1.53          54,612
                 2013..     $1.01       $1.39          59,514
                 2012..     $0.87       $1.01          76,252
                 2011..     $0.90       $0.87          80,523
                 2010..     $0.75       $0.90         107,612
                 2009..     $0.55       $0.75          90,011
                 2008..     $0.91       $0.55          76,174
                 2007..     $1.00(f)    $0.91              --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.08           9,382
                 2013..     $1.00       $1.04          12,141
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.03       $1.02       1,913,153
                 2013..     $1.05       $1.03       2,042,384
                 2012..     $1.01       $1.05       2,088,818
                 2011..     $1.02       $1.01       1,680,803
                 2010..     $1.00       $1.02       1,325,645
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.09       $1.12       3,551,947
                 2013..     $1.13       $1.09       3,790,273
                 2012..     $1.05       $1.13       4,017,426
                 2011..     $1.03       $1.05       2,916,672
                 2010..     $1.00       $1.03       2,544,390
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.84       $2.04         491,044
                 2013..     $1.41       $1.84         518,903
                 2012..     $1.20       $1.41         366,929
                 2011..     $1.08       $1.20         406,663
                 2010..     $1.08       $1.20         490,807
                 2009..     $0.85       $1.08         489,928
                 2008..     $1.56       $0.85         515,800
                 2007..     $1.67       $1.56         605,372
                 2006..     $1.46       $1.67         663,496
                 2005..     $1.40       $1.46         766,337

1.55% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.83       $1.99         137,529
                 2013..     $1.37       $1.83         120,357
                 2012..     $1.16       $1.37         108,954
                 2011..     $1.24       $1.16         110,158
                 2010..     $1.10       $1.24          94,150
                 2009..     $0.86       $1.10          87,131
                 2008..     $1.43       $0.86         153,726
                 2007..     $1.54       $1.43         175,480
                 2006..     $1.35       $1.54         169,867
                 2005..     $1.31       $1.35         178,570
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.91       $1.75         192,749
                 2013..     $1.51       $1.91         273,206
                 2012..     $1.26       $1.51         337,300
                 2011..     $1.54       $1.26         435,699
                 2010..     $1.42       $1.54         555,973
                 2009..     $1.16       $1.42         634,352
                 2008..     $2.10       $1.16         745,460
                 2007..     $1.97       $2.10         845,901
                 2006..     $1.57       $1.97         985,677
                 2005..     $1.42       $1.57       1,215,767
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.17       $2.43          26,106
                 2013..     $1.62       $2.17           4,788
                 2012..     $1.41       $1.62           4,107
                 2011..     $1.50       $1.41           7,010
                 2010..     $1.28       $1.50          11,892
                 2009..     $0.98       $1.28           7,917
                 2008..     $1.63       $0.98          12,759
                 2007..     $1.56       $1.63          69,947
                 2006..     $1.46       $1.56          59,967
                 2005..     $1.35       $1.46          77,161
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.08       $2.25         133,647
                 2013..     $1.47       $2.08         154,523
                 2012..     $1.31       $1.47         156,074
                 2011..     $1.62       $1.31         137,535
                 2010..     $1.36       $1.62         171,676
                 2009..     $0.84       $1.36          87,451
                 2008..     $1.36       $0.84          69,829
                 2007..     $1.31       $1.36          64,895
                 2006..     $1.26       $1.31          76,556
                 2005..     $1.21       $1.26          72,195
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.10         314,226
                 2013..     $1.02       $1.08         363,190
                 2012..     $1.00       $1.02          65,986
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.04              --
                 2013..     $1.00       $1.03              --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.16       $1.16          30,002
                 2013..     $1.01       $1.16          36,192
                 2012..     $1.00       $1.01              --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.13       $1.14          87,621
                 2013..     $1.02       $1.13         128,631
                 2012..     $1.00       $1.02           2,106


1.60% Variable Account Charge


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.25       $1.31        409,262
                 2013..     $1.28       $1.25        266,888
                 2012..     $1.21       $1.28        225,189
                 2011..     $1.14       $1.21        266,348
                 2010..     $1.06       $1.14        255,007
                 2009..     $0.93       $1.06        307,660
                 2008..     $1.09       $0.93        257,694
                 2007..     $1.09       $1.09        319,812
                 2006..     $1.06       $1.09        263,033
                 2005..     $1.05       $1.06        193,308
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.31       $2.48         66,508
                 2013..     $1.77       $2.31         67,056
                 2012..     $1.53       $1.77         60,736
                 2011..     $1.59       $1.53        102,406
                 2010..     $1.28       $1.59        100,647
                 2009..     $0.96       $1.28        102,706
                 2008..     $1.53       $0.96         93,848
                 2007..     $1.45       $1.53         94,625
                 2006..     $1.34       $1.45         86,467
                 2005..     $1.22       $1.34         51,797
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.77       $1.97         21,558
                 2013..     $1.36       $1.77            527
                 2012..     $1.20       $1.36             --
                 2011..     $1.20       $1.20             --
                 2010..     $1.07       $1.20             --
                 2009..     $0.86       $1.07             --
                 2008..     $1.39       $0.86          5,659
                 2007..     $1.35       $1.39         11,489
                 2006..     $1.19       $1.35         16,114
                 2005..     $1.16       $1.19         16,199
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.50       $1.50        311,574
                 2013..     $1.53       $1.50        112,233
                 2012..     $1.33       $1.53         57,211
                 2011..     $1.36       $1.33         69,090
                 2010..     $1.21       $1.36         66,430
                 2009..     $1.05       $1.21         37,528
                 2008..     $1.02       $1.05         29,071
                 2007..     $0.95       $1.02         44,234
                 2006..     $0.00       $0.95          3,474
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.13        132,749
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.98       $0.97         67,014
                 2013..     $1.00       $0.98         55,216
                 2012..     $1.01       $1.00         45,341
                 2011..     $1.03       $1.01         22,966
                 2010..     $1.05       $1.03         21,778
                 2009..     $1.06       $1.05         53,947
                 2008..     $1.06       $1.06         53,277
                 2007..     $1.02       $1.06         64,180
                 2006..     $1.00       $1.02         61,995
                 2005..     $0.99       $1.00         67,873

1.60% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.09        $1.14         242,508
                  2013..      $1.13        $1.09          85,726
                  2012..      $1.11        $1.13          57,255
                  2011..      $1.06        $1.11          44,909
                  2010..      $1.01        $1.06          49,169
                  2009..      $0.95        $1.01          47,806
                  2008..      $1.11        $0.95          36,755
                  2007..      $1.09        $1.11          41,681
                  2006..      $1.05        $1.09          35,444
                  2005..      $1.04        $1.05          33,159
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.94        $2.49         182,152
                  2013..      $1.95        $1.94          78,200
                  2012..      $1.68        $1.95          26,753
                  2011..      $1.62        $1.68          46,381
                  2010..      $1.27        $1.62          45,548
                  2009..      $1.04        $1.27          48,008
                  2008..      $1.66        $1.04          42,771
                  2007..      $2.00        $1.66          40,183
                  2006..      $1.56        $2.00          35,737
                  2005..      $1.42        $1.56          25,936
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.92(bt)    $2.14         330,466
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.85(bt)    $1.98         141,141
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.14(bt)    $2.36          41,326
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.12(bt)    $2.28         411,767
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.05        $1.07           3,200
                  2013...     $1.00        $1.05              --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.62        $0.57              --
                  2013...     $0.51        $0.62              --
                  2012...     $0.46        $0.51              --
                  2011...     $0.57        $0.46              --
                  2010...     $0.56        $0.57              --
                  2009...     $0.42        $0.56              --
                  2008...     $0.92        $0.42              --
                  2007...     $1.00(f)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.74        $1.93              --
                  2013...     $1.31        $1.74              --
                  2012...     $1.16        $1.31              --
                  2011...     $1.15        $1.16              --
                  2010...     $1.02        $1.15              --
                  2009...     $0.88        $1.02              --
                  2008...     $1.37        $0.88              --
                  2007...     $1.00(f)     $1.37              --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.19        $1.21         459,192
                  2013...     $1.32        $1.19         221,610
                  2012...     $1.25        $1.32         105,278
                  2011...     $1.14        $1.25          80,859
                  2010...     $1.10        $1.14          82,602
                  2009...     $1.01        $1.10          23,273
                  2008...     $1.05        $1.01              --
                  2007...     $1.00(f)     $1.05              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014..      $0.99        $0.99         177,309
                  2013..      $1.04        $0.99          54,867
                  2012..      $0.99        $1.04              --
                  2011..      $1.00        $0.99              --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014..      $1.27        $1.28         197,766
                  2013..      $1.00        $1.27          56,380
                  2012..      $0.83        $1.00              --
                  2011..      $1.00        $0.83              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM
                 /SUB-ACCOUNT(AC):
                  2014..      $1.12        $1.13         119,224
                  2013..      $0.89        $1.12          20,658
                  2012..      $0.76        $0.89              --
                  2011..      $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014..      $1.29        $1.37         168,662
                  2013..      $1.00        $1.29          25,918
                  2012..      $0.87        $1.00              --
                  2011..      $1.00        $0.87              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014..      $1.37        $1.50         182,873
                  2013..      $1.05        $1.37          75,940
                  2012..      $0.90        $1.05              --
                  2011..      $1.00        $0.90              --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.08        $1.04          77,989
                  2013...     $0.90        $1.08          21,489
                  2012...     $0.78        $0.90              --
                  2011...     $1.00        $0.78              --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.03        $0.94          91,466
                  2013...     $0.94        $1.03          13,055
                  2012...     $0.81        $0.94             453
                  2011...     $1.00        $0.81              --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.01        $1.04          53,229
                  2013...     $1.06        $1.01              --
                  2012...     $1.05        $1.06           1,184
                  2011...     $1.00        $1.05              --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.70        $1.81         224,015
                  2013...     $1.35        $1.70         108,857
                  2012...     $1.17        $1.35          78,643
                  2011...     $1.18        $1.17         118,815
                  2010...     $1.04        $1.18         116,561
                  2009...     $0.82        $1.04         227,575
                  2008...     $1.45        $0.82         236,648
                  2007...     $1.46        $1.45         240,526
                  2006...     $1.23        $1.46         242,985
                  2005...     $1.19        $1.23         217,131
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.69        $2.80           4,282
                  2013...     $2.01        $2.69           1,512
                  2012...     $1.78        $2.01             159
                  2011...     $2.03        $1.78              --
                  2010...     $1.61        $2.03              --
                  2009...     $1.17        $1.61              --
                  2008...     $1.96        $1.17              --
                  2007...     $1.00(f)     $1.96              --

1.60% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $1.79       $1.89             --
                 2013..     $1.42       $1.79             --
                 2012..     $1.26       $1.42             --
                 2011..     $1.30       $1.26             --
                 2010..     $1.18       $1.30             --
                 2009..     $0.95       $1.18             --
                 2008..     $1.54       $0.95             --
                 2007..     $1.00(f)    $1.54             --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.42       $1.41        363,260
                 2013..     $1.06       $1.42        103,846
                 2012..     $0.91       $1.06         42,726
                 2011..     $0.96       $0.91         36,814
                 2010..     $0.76       $0.96         48,636
                 2009..     $0.60       $0.76         15,598
                 2008..     $0.91       $0.60             --
                 2007..     $1.00(f)    $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $1.95       $2.07             --
                 2013..     $1.44       $1.95             --
                 2012..     $1.32       $1.44             --
                 2011..     $1.41       $1.32             --
                 2010..     $1.12       $1.41             --
                 2009..     $0.79       $1.12             --
                 2008..     $1.40       $0.79             --
                 2007..     $1.00(f)    $1.40             --
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $2.22       $2.00          2,357
                 2013..     $2.28       $2.22          4,315
                 2012..     $2.05       $2.28          4,049
                 2011..     $2.47       $2.05          7,811
                 2010..     $2.14       $2.47          7,273
                 2009..     $1.26       $2.14          8,027
                 2008..     $2.70       $1.26         12,380
                 2007..     $2.13       $2.70          9,789
                 2006..     $1.69       $2.13         18,615
                 2005..     $1.35       $1.69            426
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.04       $1.06          3,274
                 2013..     $1.00       $1.04             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.06       $1.05        179,642
                 2013..     $1.08       $1.06        137,424
                 2012..     $1.07       $1.08         74,243
                 2011..     $1.02       $1.07         40,193
                 2010..     $1.00       $1.02         37,867
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.01       $1.04        139,269
                 2013..     $0.87       $1.01             --
                 2012..     $0.78       $0.87             --
                 2011..     $0.83       $0.78             --
                 2010..     $0.73       $0.83             --
                 2009..     $0.59       $0.73             --
                 2008..     $0.94       $0.59             --
                 2007..     $1.00(f)    $0.94             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.10       $1.13        271,849
                 2013..     $1.00       $1.10        217,337
                 2012..     $0.92       $1.00             --
                 2011..     $0.94       $0.92        649,773
                 2010..     $0.85       $0.94        603,987
                 2009..     $0.73       $0.85        293,314
                 2008..     $0.97       $0.73             --
                 2007..     $1.00(f)    $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.11       $1.12        729,420
                 2013..     $1.09       $1.11        628,878
                 2012..     $1.06       $1.09        759,800
                 2011..     $1.04       $1.06             --
                 2010..     $0.99       $1.04             --
                 2009..     $0.93       $0.99             --
                 2008..     $1.01       $0.93             --
                 2007..     $1.00(f)    $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.06       $1.09        462,006
                 2013..     $0.93       $1.06             --
                 2012..     $0.83       $0.93             --
                 2011..     $0.88       $0.83             --
                 2010..     $0.78       $0.88             --
                 2009..     $0.64       $0.78             --
                 2008..     $0.95       $0.64             --
                 2007..     $1.00(f)    $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.10       $1.12         60,269
                 2013..     $1.04       $1.10         44,718
                 2012..     $0.98       $1.04             --
                 2011..     $0.99       $0.98             --
                 2010..     $0.91       $0.99             --
                 2009..     $0.83       $0.91             --
                 2008..     $0.99       $0.83             --
                 2007..     $1.00(f)    $0.99             --
                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(S)(AI)(AK):
                 2014..     $1.35       $1.46        165,704
                 2013..     $1.03       $1.35             --
                 2012..     $0.89       $1.03             --
                 2011..     $0.90       $0.89             --
                 2010..     $0.75       $0.90             --
                 2009..     $0.55       $0.75             --
                 2008..     $0.95       $0.55             --
                 2007..     $1.00(f)    $0.95             --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                 2014..     $1.91       $2.05        257,110
                 2013..     $1.43       $1.91         78,746
                 2012..     $1.22       $1.43         24,958
                 2011..     $1.27       $1.22         23,408
                 2010..     $1.12       $1.27         22,581
                 2009..     $0.88       $1.12             --
                 2008..     $1.40       $0.88             --
                 2007..     $1.00(f)    $1.40             --
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(K)(V)(AM):
                 2014..     $1.37       $1.47         14,470
                 2013..     $1.11       $1.37             --
                 2012..     $1.01       $1.11          1,374
                 2011..     $1.04       $1.01             --
                 2010..     $0.98       $1.04             --
                 2009..     $0.75       $0.98             --
                 2008..     $1.24       $0.75             --
                 2007..     $1.00(f)    $1.24             --

1.60% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.94       $2.10             --
                  2013...     $1.47       $1.94             --
                  2012...     $1.31       $1.47             --
                  2011...     $1.36       $1.31             --
                  2010...     $1.23       $1.36             --
                  2009...     $1.01       $1.23             --
                  2008...     $1.51       $1.01             --
                  2007...     $1.00(f)    $1.51             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.37       $1.38        153,317
                  2013...     $1.02       $1.37        108,387
                  2012...     $0.91       $1.02         67,211
                  2011...     $0.93       $0.91         86,429
                  2010...     $0.74       $0.93         78,735
                  2009...     $0.62       $0.74         28,786
                  2008...     $0.92       $0.62             --
                  2007...     $1.00(f)    $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $3.06       $2.85        143,320
                  2013...     $2.48       $3.06         85,947
                  2012...     $2.12       $2.48         48,422
                  2011...     $2.32       $2.12         42,928
                  2010...     $2.17       $2.32         39,867
                  2009...     $1.76       $2.17         38,991
                  2008...     $2.41       $1.76         41,923
                  2007...     $1.70       $2.41         39,857
                  2006...     $1.44       $1.70         46,676
                  2005...     $1.18       $1.44         49,605
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.94       $2.05        124,879
                  2013...     $1.59       $1.94         99,848
                  2012...     $1.45       $1.59         74,912
                  2011...     $1.42       $1.45         61,898
                  2010...     $1.23       $1.42         64,206
                  2009...     $1.11       $1.23         67,373
                  2008...     $1.43       $1.11         66,353
                  2007...     $1.27       $1.43         65,585
                  2006...     $1.16       $1.27         60,806
                  2005...     $1.13       $1.16         59,625
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.31       $2.49        249,253
                  2013...     $1.75       $2.31         55,221
                  2012...     $1.50       $1.75             --
                  2011...     $1.50       $1.50             --
                  2010...     $1.26       $1.50             --
                  2009...     $1.03       $1.26             --
                  2008...     $1.61       $1.03             --
                  2007...     $1.00(f)    $1.61             --
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $1.96       $1.95        324,827
                  2013...     $1.67       $1.96        105,879
                  2012...     $1.44       $1.67         19,029
                  2011...     $1.58       $1.44         29,553
                  2010...     $1.40       $1.58         29,223
                  2009...     $1.12       $1.40             --
                  2008...     $1.97       $1.12             --
                  2007...     $1.00(f)    $1.97             --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                  2014...     $1.34       $1.14         23,869
                  2013...     $1.26       $1.34          8,873
                  2012...     $1.26       $1.26             --
                  2011...     $1.62       $1.26             --
                  2010...     $1.41       $1.62             --
                  2009...     $0.82       $1.41             --
                  2008...     $2.17       $0.82             --
                  2007...     $1.00(f)    $2.17             --


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014..     $1.03        $1.03         282,673
                  2013..     $1.00        $1.03          14,901
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014..     $1.98        $1.98         115,559
                  2013..     $1.61        $1.98         113,256
                  2012..     $1.45        $1.61          85,233
                  2011..     $1.71        $1.45         121,437
                  2010..     $1.52        $1.71         110,287
                  2009..     $1.13        $1.52         122,494
                  2008..     $1.98        $1.13         113,874
                  2007..     $1.84        $1.98         113,407
                  2006..     $1.44        $1.84         111,393
                  2005..     $1.32        $1.44          83,948
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $2.42        $2.34          11,978
                  2013..     $1.57        $2.42           2,301
                  2012..     $1.42        $1.57              --
                  2011..     $1.55        $1.42              --
                  2010..     $1.12        $1.55              --
                  2009..     $0.81        $1.12              --
                  2008..     $1.57        $0.81              --
                  2007..     $1.00(f)     $1.57              --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $2.33        $2.47         260,282
                  2013..     $1.82        $2.33          81,135
                  2012..     $1.63        $1.82           2,919
                  2011..     $1.67        $1.63              --
                  2010..     $1.29        $1.67              --
                  2009..     $0.89        $1.29              --
                  2008..     $1.42        $0.89              --
                  2007..     $1.00(f)     $1.42              --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014..     $1.05        $1.07           3,231
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014..     $1.05        $1.08              --
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.05              --
                  2013..     $1.00        $1.04              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.36        $3.41          95,686
                  2013..     $2.18        $3.36          71,892
                  2012..     $1.74        $2.18              --
                  2011..     $1.87        $1.74              --
                  2010..     $1.69        $1.87              --
                  2009..     $1.19        $1.69              --
                  2008..     $1.83        $1.19              --
                  2007..     $1.00(f)     $1.83              --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.12        $2.23          25,714
                  2013..     $1.61        $2.12          26,923
                  2012..     $1.38        $1.61           6,571
                  2011..     $1.61        $1.38          22,823
                  2010..     $1.29        $1.61          21,639
                  2009..     $1.02        $1.29          22,638
                  2008..     $1.40        $1.02          23,229
                  2007..     $1.48        $1.40          25,821
                  2006..     $1.29        $1.48          19,551
                  2005..     $0.00        $1.29           1,711

1.60% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.94       $2.12        216,730
                 2013..     $1.46       $1.94         40,971
                 2012..     $1.25       $1.46             --
                 2011..     $1.37       $1.25             --
                 2010..     $1.17       $1.37             --
                 2009..     $0.94       $1.17             --
                 2008..     $1.44       $0.94             --
                 2007..     $1.00(f)    $1.44             --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $1.97       $2.10         49,034
                 2013..     $1.67       $1.97         25,461
                 2012..     $1.50       $1.67         29,335
                 2011..     $1.50       $1.50          9,560
                 2010..     $1.41       $1.50         10,338
                 2009..     $1.14       $1.41         10,990
                 2008..     $1.38       $1.14             --
                 2007..     $1.00(f)    $1.38             --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.30       $2.45         56,506
                 2013..     $1.78       $2.30         37,423
                 2012..     $1.46       $1.78             --
                 2011..     $1.60       $1.46             --
                 2010..     $1.53       $1.60             --
                 2009..     $1.06       $1.53             --
                 2008..     $1.94       $1.06             --
                 2007..     $1.00(f)    $1.94             --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.46       $2.13         46,609
                 2013..     $2.19       $2.46         50,741
                 2012..     $1.97       $2.19         35,357
                 2011..     $2.95       $1.97         48,700
                 2010..     $2.40       $2.95         39,650
                 2009..     $1.36       $2.40         35,947
                 2008..     $2.90       $1.36         40,345
                 2007..     $2.30       $2.90         30,326
                 2006..     $1.59       $2.30         27,187
                 2005..     $0.00       $1.59          1,339
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.28       $1.37        122,693
                 2013..     $1.04       $1.28         93,426
                 2012..     $0.95       $1.04         29,794
                 2011..     $1.00       $0.95         24,516
                 2010..     $0.88       $1.00         45,154
                 2009..     $0.67       $0.88         10,215
                 2008..     $0.95       $0.67             --
                 2007..     $1.00(f)    $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.55       $1.66             --
                 2013..     $1.15       $1.55             --
                 2012..     $1.00       $1.15             --
                 2011..     $1.09       $1.00             --
                 2010..     $0.86       $1.09             --
                 2009..     $0.62       $0.86             --
                 2008..     $1.29       $0.62             --
                 2007..     $1.00(f)    $1.29             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.75       $0.70        649,761
                 2013..     $0.77       $0.75        172,362
                 2012..     $0.65       $0.77         32,727
                 2011..     $0.81       $0.65         43,144
                 2010..     $0.69       $0.81         38,781
                 2009..     $0.41       $0.69         10,035
                 2008..     $0.97       $0.41             --
                 2007..     $1.00(f)    $0.97             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.26       $1.37             --
                 2013..     $0.93       $1.26             --
                 2012..     $0.85       $0.93             --
                 2011..     $0.90       $0.85             --
                 2010..     $0.74       $0.90             --
                 2009..     $0.57       $0.74             --
                 2008..     $0.96       $0.57             --
                 2007..     $1.00(f)    $0.96             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $2.30       $2.10        261,853
                 2013..     $1.86       $2.30         29,063
                 2012..     $1.55       $1.86             --
                 2011..     $1.71       $1.55             --
                 2010..     $1.51       $1.71             --
                 2009..     $1.11       $1.51             --
                 2008..     $2.59       $1.11             --
                 2007..     $2.32       $2.59        332,098
                 2006..     $1.83       $2.32        357,513
                 2005..     $1.21       $1.83        307,998
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.39       $1.53             --
                 2013..     $1.00       $1.39             --
                 2012..     $0.87       $1.00             --
                 2011..     $0.90       $0.87             --
                 2010..     $0.74       $0.90             --
                 2009..     $0.55       $0.74             --
                 2008..     $0.91       $0.55             --
                 2007..     $1.00(f)    $0.91             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.08             --
                 2013..     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.03       $1.02        378,989
                 2013..     $1.05       $1.03        192,630
                 2012..     $1.01       $1.05        105,737
                 2011..     $1.02       $1.01         41,016
                 2010..     $1.00       $1.02         38,484
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.09       $1.12        907,343
                 2013..     $1.13       $1.09        320,372
                 2012..     $1.05       $1.13        125,284
                 2011..     $1.03       $1.05         71,273
                 2010..     $1.00       $1.03         67,704
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.62       $1.80             --
                 2013..     $1.25       $1.62             --
                 2012..     $1.06       $1.25             --
                 2011..     $1.06       $1.06             --
                 2010..     $0.95       $1.06             --
                 2009..     $0.75       $0.95             --
                 2008..     $1.38       $0.75             --
                 2007..     $1.00(f)    $1.38             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.64       $1.79             --
                 2013..     $1.23       $1.64             --
                 2012..     $1.05       $1.23             --
                 2011..     $1.12       $1.05             --
                 2010..     $0.99       $1.12             --
                 2009..     $0.78       $0.99             --
                 2008..     $1.29       $0.78             --
                 2007..     $1.00(f)    $1.29             --

1.60% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.65       $1.51         5,597
                 2013..     $1.31       $1.65         6,129
                 2012..     $1.09       $1.31         7,188
                 2011..     $1.33       $1.09         7,347
                 2010..     $1.23       $1.33         7,422
                 2009..     $1.00       $1.23        40,453
                 2008..     $1.82       $1.00        40,878
                 2007..     $1.71       $1.82        43,829
                 2006..     $1.36       $1.71        49,098
                 2005..     $1.23       $1.36        57,255
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.80       $2.01            --
                 2013..     $1.34       $1.80            --
                 2012..     $1.16       $1.34            --
                 2011..     $1.25       $1.16            --
                 2010..     $1.06       $1.25            --
                 2009..     $0.81       $1.06            --
                 2008..     $1.35       $0.81            --
                 2007..     $1.00(f)    $1.35            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.82       $1.97        10,514
                 2013..     $1.29       $1.82            --
                 2012..     $1.14       $1.29            --
                 2011..     $1.42       $1.14            --
                 2010..     $1.19       $1.42            --
                 2009..     $0.74       $1.19            --
                 2008..     $1.19       $0.74            --
                 2007..     $1.00(f)    $1.19            --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.10        71,770
                 2013..     $1.02       $1.08            --
                 2012..     $1.00       $1.02            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.04        26,431
                 2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.16       $1.15        19,165
                 2013..     $1.01       $1.16            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.13       $1.14        79,720
                 2013..     $1.02       $1.13        68,182
                 2012..     $1.00       $1.02            --

1.65% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.24       $1.30       2,101,400
                 2013..     $1.27       $1.24       2,522,527
                 2012..     $1.20       $1.27       3,838,233
                 2011..     $1.13       $1.20       3,587,538
                 2010..     $1.05       $1.13       3,751,890
                 2009..     $0.93       $1.05       2,462,967
                 2008..     $1.09       $0.93       1,637,426
                 2007..     $1.08       $1.09       1,313,297
                 2006..     $1.05       $1.08         603,855
                 2005..     $1.04       $1.05         466,644


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.80       $3.01         439,523
                 2013..     $2.15       $2.80         547,852
                 2012..     $1.86       $2.15         714,125
                 2011..     $1.94       $1.86         653,878
                 2010..     $1.56       $1.94         674,517
                 2009..     $1.16       $1.56         600,643
                 2008..     $1.87       $1.16         433,048
                 2007..     $1.77       $1.87         295,795
                 2006..     $1.63       $1.77         142,549
                 2005..     $1.48       $1.63         122,775
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $2.00       $2.23         249,802
                 2013..     $1.55       $2.00         288,407
                 2012..     $1.36       $1.55         281,830
                 2011..     $1.36       $1.36          78,176
                 2010..     $1.21       $1.36          48,915
                 2009..     $0.98       $1.21          10,864
                 2008..     $1.58       $0.98           3,346
                 2007..     $0.00       $1.58           3,052
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.49       $1.49       1,139,615
                 2013..     $1.52       $1.49       1,432,271
                 2012..     $1.33       $1.52       1,400,710
                 2011..     $1.36       $1.33       1,110,474
                 2010..     $1.21       $1.36         962,795
                 2009..     $1.05       $1.21         573,666
                 2008..     $1.02       $1.05         379,601
                 2007..     $0.95       $1.02         360,983
                 2006..     $0.93       $0.95         154,304
                 2005..     $1.00(e)    $0.93          47,969
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.13         642,015
                 2013..     $1.00(ap)   $1.06         460,582
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.97       $0.96         536,232
                 2013..     $0.99       $0.97         579,171
                 2012..     $1.00       $0.99         862,782
                 2011..     $1.02       $1.00         837,905
                 2010..     $1.04       $1.02       1,232,315
                 2009..     $1.05       $1.04         490,108
                 2008..     $1.05       $1.05         568,691
                 2007..     $1.02       $1.05         490,622
                 2006..     $0.99       $1.02         352,498
                 2005..     $0.98       $0.99         337,124
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.09       $1.13         360,875
                 2013..     $1.13       $1.09         393,042
                 2012..     $1.11       $1.13         411,841
                 2011..     $1.06       $1.11         369,302
                 2010..     $1.00       $1.06         427,023
                 2009..     $0.95       $1.00         357,814
                 2008..     $1.10       $0.95         215,994
                 2007..     $1.09       $1.10         149,877
                 2006..     $0.00       $1.09          11,356
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $2.37       $3.04         239,481
                 2013..     $2.38       $2.37         321,927
                 2012..     $2.06       $2.38         347,482
                 2011..     $1.98       $2.06         337,040
                 2010..     $1.56       $1.98         341,469
                 2009..     $1.28       $1.56         313,206
                 2008..     $2.04       $1.28         209,649
                 2007..     $2.46       $2.04         148,887
                 2006..     $1.91       $2.46          82,407
                 2005..     $1.75       $1.91          54,346

1.65% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014...     $1.94(bt)    $2.16        1,284,368
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.87(bt)    $2.00          298,351
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.50(bt)    $2.75          226,362
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.37(bt)    $2.54        1,159,157
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.05        $1.07           30,319
                  2013...     $1.00        $1.05           32,093
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.62        $0.57           66,679
                  2013...     $0.51        $0.62           63,205
                  2012...     $0.45        $0.51               --
                  2011...     $0.57        $0.45               --
                  2010...     $0.56        $0.57               --
                  2009...     $0.42        $0.56               --
                  2008...     $0.92        $0.42               --
                  2007...     $1.00(f)     $0.92               --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $2.00        $2.21           20,364
                  2013...     $1.50        $2.00           19,886
                  2012...     $1.33        $1.50           22,920
                  2011...     $1.32        $1.33           15,208
                  2010...     $1.18        $1.32               --
                  2009...     $1.01        $1.18               --
                  2008...     $1.58        $1.01               --
                  2007...     $1.00(f)     $1.58               --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.19        $1.21        1,344,101
                  2013...     $1.32        $1.19        1,542,588
                  2012...     $1.25        $1.32        1,509,042
                  2011...     $1.14        $1.25        1,176,798
                  2010...     $1.10        $1.14        1,059,887
                  2009...     $1.01        $1.10          334,716
                  2008...     $1.05        $1.01            4,665
                  2007...     $1.00(f)     $1.05               --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.99        $0.99           17,185
                  2013...     $1.03        $0.99           16,399
                  2012...     $0.99        $1.03           13,808
                  2011...     $1.00        $0.99            9,072
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.27        $1.27          577,952
                  2013...     $1.00        $1.27          492,847
                  2012...     $0.83        $1.00           79,752
                  2011...     $1.00        $0.83           44,386
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM
                 /SUB-ACCOUNT(AC):
                  2014...     $1.12        $1.12           10,113
                  2013...     $0.89        $1.12            9,946
                  2012...     $0.76        $0.89            9,135
                  2011...     $1.00        $0.76            3,430
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.28        $1.37           31,667
                  2013...     $1.00        $1.28           18,308
                  2012...     $0.87        $1.00           19,277
                  2011...     $1.00        $0.87            9,250
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.37        $1.49          195,755
                  2013...     $1.05        $1.37          136,281
                  2012...     $0.90        $1.05          151,225
                  2011...     $1.00        $0.90           18,645


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.08        $1.03         155,162
                  2013...     $0.90        $1.08         154,462
                  2012...     $0.78        $0.90         122,760
                  2011...     $1.00        $0.78          37,565
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.03        $0.93         380,491
                  2013...     $0.94        $1.03         408,399
                  2012...     $0.81        $0.94          90,518
                  2011...     $1.00        $0.81          40,868
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.01        $1.04         134,803
                  2013...     $1.06        $1.01         128,511
                  2012...     $1.05        $1.06          97,352
                  2011...     $1.00        $1.05          35,426
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.95        $2.08         283,717
                  2013...     $1.55        $1.95         414,822
                  2012...     $1.35        $1.55         521,075
                  2011...     $1.36        $1.35         609,343
                  2010...     $1.21        $1.36         734,592
                  2009...     $0.94        $1.21         777,383
                  2008...     $1.68        $0.94         696,939
                  2007...     $1.68        $1.68         515,939
                  2006...     $1.43        $1.68         388,438
                  2005...     $1.37        $1.43         360,897
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $3.39        $3.53          66,405
                  2013...     $2.53        $3.39          70,822
                  2012...     $2.25        $2.53          81,730
                  2011...     $2.57        $2.25          70,197
                  2010...     $2.03        $2.57         184,918
                  2009...     $1.48        $2.03          47,367
                  2008...     $2.48        $1.48          49,725
                  2007...     $2.19        $2.48          55,559
                  2006...     $1.98        $2.19          49,151
                  2005...     $1.71        $1.98           8,549
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.98        $2.08          32,989
                  2013...     $1.57        $1.98          41,156
                  2012...     $1.40        $1.57          48,073
                  2011...     $1.43        $1.40          37,590
                  2010...     $1.31        $1.43         260,332
                  2009...     $1.06        $1.31          21,240
                  2008...     $1.71        $1.06          16,032
                  2007...     $1.68        $1.71          17,819
                  2006...     $0.00        $1.68          15,118
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.42        $1.40         243,990
                  2013...     $1.06        $1.42         296,268
                  2012...     $0.91        $1.06         418,480
                  2011...     $0.96        $0.91         373,042
                  2010...     $0.76        $0.96         334,608
                  2009...     $0.60        $0.76         232,706
                  2008...     $0.91        $0.60          32,342
                  2007...     $1.00(f)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $2.42        $2.56          22,739
                  2013...     $1.78        $2.42          28,999
                  2012...     $1.63        $1.78          21,470
                  2011...     $1.74        $1.63          19,942
                  2010...     $1.39        $1.74          17,565
                  2009...     $0.98        $1.39              --
                  2008...     $1.40        $0.98              --
                  2007...     $1.00(f)     $1.40              --

1.65% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.91       $2.62          40,890
                  2013..      $2.98       $2.91          51,012
                  2012..      $2.68       $2.98         104,437
                  2011..      $3.24       $2.68         109,945
                  2010..      $2.80       $3.24         111,152
                  2009..      $1.65       $2.80          44,089
                  2008..      $3.55       $1.65          53,013
                  2007..      $2.80       $3.55          48,753
                  2006..      $2.22       $2.80          49,163
                  2005..      $1.77       $2.22          38,065
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.04       $1.06          42,846
                  2013..      $1.00       $1.04          44,250
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.06       $1.04       1,257,344
                  2013..      $1.08       $1.06       1,271,174
                  2012..      $1.06       $1.08         702,710
                  2011..      $1.02       $1.06         499,325
                  2010..      $1.00       $1.02         389,032
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $1.01       $1.04         169,129
                  2013..      $0.87       $1.01         215,919
                  2012..      $0.78       $0.87         225,487
                  2011..      $0.83       $0.78         498,985
                  2010..      $0.73       $0.83         491,389
                  2009..      $0.58       $0.73         471,127
                  2008..      $0.94       $0.58              --
                  2007..      $1.00(f)    $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.10       $1.13       2,367,313
                  2013...     $1.00       $1.10       2,865,620
                  2012...     $0.91       $1.00       2,805,015
                  2011...     $0.94       $0.91       2,091,582
                  2010...     $0.85       $0.94       1,647,188
                  2009...     $0.73       $0.85       1,590,284
                  2008...     $0.97       $0.73         401,334
                  2007...     $1.00(f)    $0.97         385,940
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.10       $1.11         746,867
                  2013...     $1.09       $1.10       1,492,306
                  2012...     $1.06       $1.09       1,902,209
                  2011...     $1.04       $1.06       1,783,969
                  2010...     $0.99       $1.04       1,576,963
                  2009...     $0.93       $0.99       1,121,699
                  2008...     $1.00       $0.93          10,466
                  2007...     $1.00(f)    $1.00              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.06       $1.09         164,051
                  2013...     $0.92       $1.06         204,446
                  2012...     $0.83       $0.92         210,000
                  2011...     $0.88       $0.83         178,532
                  2010...     $0.78       $0.88         168,084
                  2009...     $0.64       $0.78         436,751
                  2008...     $0.95       $0.64              --
                  2007...     $1.00(f)    $0.95              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.10        $1.11        1,614,403
                  2013...     $1.04        $1.10        1,922,256
                  2012...     $0.98        $1.04        2,715,560
                  2011...     $0.98        $0.98        2,166,079
                  2010...     $0.91        $0.98        1,659,550
                  2009...     $0.83        $0.91        1,436,199
                  2008...     $0.99        $0.83          330,174
                  2007...     $1.00(f)     $0.99               --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.35        $1.45           52,658
                  2013...     $1.03        $1.35           49,964
                  2012...     $0.89        $1.03           15,164
                  2011...     $0.90        $0.89           14,171
                  2010...     $0.75        $0.90            4,027
                  2009...     $0.55        $0.75               --
                  2008...     $0.95        $0.55               --
                  2007...     $1.00(f)     $0.95               --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $2.21        $2.37          222,746
                  2013...     $1.66        $2.21          271,122
                  2012...     $1.42        $1.66          304,737
                  2011...     $1.47        $1.42          243,887
                  2010...     $1.29        $1.47          163,605
                  2009...     $1.02        $1.29           10,028
                  2008...     $1.62        $1.02           12,256
                  2007...     $1.69        $1.62           21,075
                  2006...     $0.00        $1.69            9,602
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.47        $1.57           21,314
                  2013...     $1.20        $1.47               --
                  2012...     $1.08        $1.20               --
                  2011...     $1.12        $1.08           11,220
                  2010...     $1.06        $1.12            2,248
                  2009...     $0.80        $1.06               --
                  2008...     $1.33        $0.80               --
                  2007...     $1.00(f)     $1.33               --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.21        $2.39            6,002
                  2013...     $1.68        $2.21           56,009
                  2012...     $1.49        $1.68           66,245
                  2011...     $1.55        $1.49            5,737
                  2010...     $1.41        $1.55            5,537
                  2009...     $1.15        $1.41              988
                  2008...     $1.73        $1.15              994
                  2007...     $0.00        $1.73              864
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.37        $1.37          347,772
                  2013...     $1.02        $1.37          433,371
                  2012...     $0.91        $1.02          528,502
                  2011...     $0.93        $0.91          582,152
                  2010...     $0.74        $0.93          550,077
                  2009...     $0.62        $0.74          363,919
                  2008...     $0.92        $0.62           62,111
                  2007...     $1.00(f)     $0.92               --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $3.05        $2.84        1,728,017
                  2013...     $2.48        $3.05        1,837,191
                  2012...     $2.11        $2.48        1,943,044
                  2011...     $2.31        $2.11        1,544,942
                  2010...     $2.16        $2.31        1,253,616
                  2009...     $1.76        $2.16           89,512
                  2008...     $2.41        $1.76           83,907
                  2007...     $1.70        $2.41           48,795
                  2006...     $1.44        $1.70           30,444
                  2005...     $0.00        $1.44            5,838

1.65% Variable Account Charge Continued


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.95         $2.06          153,738
                  2013...     $1.60         $1.95          222,752
                  2012...     $1.46         $1.60          241,472
                  2011...     $1.43         $1.46           94,920
                  2010...     $1.25         $1.43           35,552
                  2009...     $1.12         $1.25            5,772
                  2008...     $1.44         $1.12            5,801
                  2007...     $1.29         $1.44            5,829
                  2006...     $1.18         $1.29            5,026
                  2005...     $1.14         $1.18            5,049
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.31         $2.49          560,384
                  2013...     $1.76         $2.31          600,990
                  2012...     $1.51         $1.76          127,564
                  2011...     $1.51         $1.51           78,159
                  2010...     $1.27         $1.51               --
                  2009...     $1.04         $1.27               --
                  2008...     $1.62         $1.04               --
                  2007...     $1.00(f)      $1.62               --
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $2.05         $2.03          352,094
                  2013...     $1.74         $2.05          370,159
                  2012...     $1.50         $1.74          405,372
                  2011...     $1.65         $1.50          300,847
                  2010...     $1.46         $1.65          174,563
                  2009...     $1.17         $1.46               --
                  2008...     $2.05         $1.17               --
                  2007...     $1.00(f)      $2.05               --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(I):
                  2014...     $1.33         $1.14          563,671
                  2013...     $1.25         $1.33          587,532
                  2012...     $1.25         $1.25          544,584
                  2011...     $1.62         $1.25          429,200
                  2010...     $1.41         $1.62          241,859
                  2009...     $0.82         $1.41           38,775
                  2008...     $2.17         $0.82          114,933
                  2007...     $1.54         $2.17           18,147
                  2006...     $1.25         $1.54            7,059
                  2005...     $1.00(e)      $1.25            6,070
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.03         $1.03        2,045,085
                  2013...     $1.00         $1.03           88,261
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014...     $2.57         $2.57          623,850
                  2013...     $2.09         $2.57          766,929
                  2012...     $1.88         $2.09        1,119,435
                  2011...     $2.22         $1.88        1,043,117
                  2010...     $1.97         $2.22        1,081,383
                  2009...     $1.47         $1.97          630,710
                  2008...     $2.58         $1.47          443,768
                  2007...     $2.39         $2.58          327,940
                  2006...     $1.87         $2.39          234,586
                  2005...     $1.71         $1.87          211,140
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $3.36         $3.25           63,030
                  2013...     $2.17         $3.36           72,448
                  2012...     $1.98         $2.17           73,508
                  2011...     $2.16         $1.98           81,062
                  2010...     $1.56         $2.16           49,887
                  2009...     $1.12         $1.56              372
                  2008...     $2.19         $1.12              375
                  2007...     $2.09         $2.19               --
                  2006...     $1.90         $2.09               --
                  2005...     $0.00         $1.90            4,213


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $2.32        $2.46         252,214
                  2013..     $1.82        $2.32         258,714
                  2012..     $1.63        $1.82         258,590
                  2011..     $1.66        $1.63         139,346
                  2010..     $1.28        $1.66          75,252
                  2009..     $0.89        $1.28             713
                  2008..     $1.42        $0.89              --
                  2007..     $1.00(f)     $1.42              --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014..     $1.05        $1.07         119,264
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014..     $1.05        $1.07         157,087
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.05          37,085
                  2013..     $1.00        $1.04              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.44        $3.48         231,227
                  2013..     $2.24        $3.44         276,709
                  2012..     $1.78        $2.24         292,453
                  2011..     $1.92        $1.78         227,388
                  2010..     $1.73        $1.92         181,910
                  2009..     $1.22        $1.73           1,741
                  2008..     $1.88        $1.22          10,022
                  2007..     $0.00        $1.88           8,752
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.78        $2.93         210,738
                  2013..     $2.12        $2.78         237,077
                  2012..     $1.82        $2.12         286,117
                  2011..     $2.12        $1.82         273,424
                  2010..     $1.70        $2.12         259,930
                  2009..     $1.34        $1.70         187,424
                  2008..     $1.84        $1.34         216,411
                  2007..     $1.96        $1.84         194,115
                  2006..     $1.70        $1.96         117,379
                  2005..     $1.66        $1.70          96,860
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.97        $2.15         623,089
                  2013..     $1.48        $1.97         700,139
                  2012..     $1.27        $1.48         867,414
                  2011..     $1.39        $1.27         895,014
                  2010..     $1.19        $1.39          37,889
                  2009..     $0.95        $1.19           1,889
                  2008..     $1.47        $0.95              --
                  2007..     $1.00(f)     $1.47              --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $2.06        $2.19         382,317
                  2013..     $1.75        $2.06         422,154
                  2012..     $1.57        $1.75         310,506
                  2011..     $1.57        $1.57         306,633
                  2010..     $1.48        $1.57         281,484
                  2009..     $1.20        $1.48          84,884
                  2008..     $1.45        $1.20              --
                  2007..     $1.00(f)     $1.45              --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                  2014..     $2.55        $2.72         102,437
                  2013..     $1.98        $2.55         125,959
                  2012..     $1.63        $1.98          96,097
                  2011..     $1.78        $1.63          98,411
                  2010..     $1.70        $1.78          66,572
                  2009..     $1.18        $1.70          22,919
                  2008..     $2.16        $1.18          28,576
                  2007..     $1.61        $2.16          22,961
                  2006..     $1.50        $1.61          17,327
                  2005..     $1.35        $1.50          33,308

1.65% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $3.16       $2.73        277,809
                 2013..     $2.81       $3.16        342,341
                 2012..     $2.52       $2.81        420,496
                 2011..     $3.79       $2.52        434,419
                 2010..     $3.08       $3.79        380,983
                 2009..     $1.75       $3.08        369,204
                 2008..     $3.73       $1.75        312,169
                 2007..     $2.96       $3.73        200,109
                 2006..     $2.05       $2.96        122,441
                 2005..     $1.58       $2.05         73,369
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.28       $1.37        352,229
                 2013..     $1.03       $1.28        408,414
                 2012..     $0.95       $1.03        421,688
                 2011..     $1.00       $0.95        425,967
                 2010..     $0.88       $1.00        350,716
                 2009..     $0.67       $0.88        172,523
                 2008..     $0.95       $0.67         27,098
                 2007..     $1.00(f)    $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.88       $2.01             --
                 2013..     $1.39       $1.88          8,692
                 2012..     $1.22       $1.39          9,851
                 2011..     $1.32       $1.22          9,682
                 2010..     $1.04       $1.32         10,026
                 2009..     $0.75       $1.04             --
                 2008..     $1.57       $0.75             --
                 2007..     $1.00(f)    $1.57             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.74       $0.70        686,767
                 2013..     $0.76       $0.74        705,346
                 2012..     $0.65       $0.76        770,789
                 2011..     $0.81       $0.65        687,924
                 2010..     $0.69       $0.81        457,964
                 2009..     $0.41       $0.69        143,169
                 2008..     $0.97       $0.41         13,349
                 2007..     $1.00(f)    $0.97          2,705
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.26       $1.36         14,066
                 2013..     $0.93       $1.26         15,909
                 2012..     $0.85       $0.93         19,165
                 2011..     $0.90       $0.85          2,974
                 2010..     $0.74       $0.90             --
                 2009..     $0.57       $0.74             --
                 2008..     $0.96       $0.57             --
                 2007..     $1.00(f)    $0.96             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $3.15       $2.87        138,701
                 2013..     $2.54       $3.15        123,808
                 2012..     $2.13       $2.54         28,433
                 2011..     $2.34       $2.13         29,088
                 2010..     $2.07       $2.34        150,756
                 2009..     $1.52       $2.07          3,368
                 2008..     $2.71       $1.52          3,383
                 2007..     $2.44       $2.71          3,398
                 2006..     $0.00       $2.44          3,414


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.38       $1.52          58,438
                 2013..     $1.00       $1.38          95,931
                 2012..     $0.86       $1.00          81,502
                 2011..     $0.90       $0.86          48,019
                 2010..     $0.74       $0.90          26,043
                 2009..     $0.55       $0.74              --
                 2008..     $0.91       $0.55              --
                 2007..     $1.00(f)    $0.91              --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.08          83,904
                 2013..     $1.00       $1.04          32,295
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.03       $1.02       3,141,760
                 2013..     $1.05       $1.03       3,325,245
                 2012..     $1.01       $1.05       3,484,410
                 2011..     $1.01       $1.01       2,365,249
                 2010..     $1.00       $1.01         539,663
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.09       $1.12       5,022,600
                 2013..     $1.13       $1.09       5,202,224
                 2012..     $1.05       $1.13       3,670,496
                 2011..     $1.03       $1.05       1,813,976
                 2010..     $1.00       $1.03       2,255,073
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.91       $2.11          14,076
                 2013..     $1.46       $1.91          13,007
                 2012..     $1.25       $1.46          13,572
                 2011..     $1.24       $1.25             805
                 2010..     $1.12       $1.24              --
                 2009..     $0.88       $1.12              --
                 2008..     $1.63       $0.88              --
                 2007..     $1.00(f)    $1.63              --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.86       $2.03           2,446
                 2013..     $1.39       $1.86              --
                 2012..     $1.19       $1.39              --
                 2011..     $1.27       $1.19              --
                 2010..     $1.13       $1.27              --
                 2009..     $0.88       $1.13              --
                 2008..     $1.46       $0.88              --
                 2007..     $1.00(f)    $1.46              --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.93       $1.77          18,862
                 2013..     $1.53       $1.93          19,537
                 2012..     $1.28       $1.53          26,176
                 2011..     $1.56       $1.28          34,379
                 2010..     $1.45       $1.56          45,232
                 2009..     $1.18       $1.45          42,552
                 2008..     $2.14       $1.18          47,788
                 2007..     $2.01       $2.14          40,790
                 2006..     $1.60       $2.01          23,271
                 2005..     $1.45       $1.60          24,917
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.12       $2.37           3,259
                 2013..     $1.58       $2.12           3,668
                 2012..     $1.38       $1.58           4,373
                 2011..     $1.48       $1.38          24,090
                 2010..     $1.26       $1.48           1,077
                 2009..     $0.97       $1.26              --
                 2008..     $1.60       $0.97              --
                 2007..     $1.00(f)    $1.60              --

1.65% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.06       $2.23          17,373
                 2013..     $1.46       $2.06          14,593
                 2012..     $1.30       $1.46         621,318
                 2011..     $1.61       $1.30         565,634
                 2010..     $1.35       $1.61           8,776
                 2009..     $0.84       $1.35              --
                 2008..     $1.36       $0.84              --
                 2007..     $1.00(f)    $1.36              --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.10         973,960
                 2013..     $1.02       $1.08       1,179,857
                 2012..     $1.00       $1.02       1,191,005
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.04          38,104
                 2013..     $1.00       $1.03              --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.16       $1.15       1,293,744
                 2013..     $1.01       $1.16       1,165,495
                 2012..     $1.00       $1.01       1,066,289
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.12       $1.14         914,499
                 2013..     $1.02       $1.12         826,208
                 2012..     $1.00       $1.02         263,045

1.70% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.24       $1.29       9,580,182
                 2013..     $1.27       $1.24       9,731,913
                 2012..     $1.20       $1.27       9,144,768
                 2011..     $1.13       $1.20      10,224,320
                 2010..     $1.05       $1.13      12,689,412
                 2009..     $0.92       $1.05      13,052,833
                 2008..     $1.09       $0.92      13,151,431
                 2007..     $1.08       $1.09      14,783,673
                 2006..     $1.05       $1.08      11,790,654
                 2005..     $1.04       $1.05       9,253,678
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.79       $2.99       1,585,346
                 2013..     $2.14       $2.79       1,865,570
                 2012..     $1.85       $2.14       2,060,756
                 2011..     $1.93       $1.85       2,613,441
                 2010..     $1.56       $1.93       2,999,755
                 2009..     $1.16       $1.56       3,328,733
                 2008..     $1.86       $1.16       3,423,340
                 2007..     $1.76       $1.86       3,156,883
                 2006..     $1.63       $1.76       2,762,473
                 2005..     $1.48       $1.63       2,238,424
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.99       $2.22       3,132,623
                 2013..     $1.54       $1.99       3,186,469
                 2012..     $1.36       $1.54       3,273,170
                 2011..     $1.36       $1.36       3,430,246
                 2010..     $1.21       $1.36       4,263,281
                 2009..     $0.97       $1.21       4,517,710
                 2008..     $1.58       $0.97       4,913,746
                 2007..     $1.53       $1.58       5,173,379
                 2006..     $1.35       $1.53       5,300,589
                 2005..     $1.31       $1.35       5,678,086


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                  2014..      $1.49        $1.49        2,744,049
                  2013..      $1.51        $1.49        2,896,112
                  2012..      $1.33        $1.51        2,934,228
                  2011..      $1.35        $1.33        2,807,591
                  2010..      $1.21        $1.35        2,746,129
                  2009..      $1.04        $1.21        2,440,397
                  2008..      $1.02        $1.04        2,463,687
                  2007..      $0.95        $1.02        2,347,660
                  2006..      $0.93        $0.95          952,267
                  2005..      $1.00(e)     $0.93          222,153
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                  2014..      $1.06        $1.13        9,432,626
                  2013..      $1.00(ap)    $1.06        2,679,719
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                  2014..      $0.97        $0.95        1,354,852
                  2013..      $0.98        $0.97        1,587,098
                  2012..      $1.00        $0.98        1,708,835
                  2011..      $1.02        $1.00        1,664,182
                  2010..      $1.03        $1.02        2,062,730
                  2009..      $1.05        $1.03        2,261,693
                  2008..      $1.05        $1.05        3,432,132
                  2007..      $1.02        $1.05        2,850,683
                  2006..      $0.99        $1.02        2,035,522
                  2005..      $0.98        $0.99        1,808,714
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.08        $1.12        3,982,686
                  2013..      $1.12        $1.08        4,067,447
                  2012..      $1.10        $1.12        3,299,645
                  2011..      $1.05        $1.10        3,395,856
                  2010..      $1.00        $1.05        4,150,579
                  2009..      $0.94        $1.00        4,324,404
                  2008..      $1.10        $0.94        4,163,918
                  2007..      $1.09        $1.10        5,085,179
                  2006..      $1.05        $1.09        4,423,916
                  2005..      $1.04        $1.05        3,664,514
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $2.36        $3.02        2,307,491
                  2013..      $2.37        $2.36        2,018,867
                  2012..      $2.05        $2.37        1,780,381
                  2011..      $1.97        $2.05        2,149,912
                  2010..      $1.56        $1.97        2,557,204
                  2009..      $1.27        $1.56        2,916,401
                  2008..      $2.03        $1.27        2,760,243
                  2007..      $2.45        $2.03        2,777,457
                  2006..      $1.91        $2.45        2,574,038
                  2005..      $1.75        $1.91        2,317,858
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.93(bt)    $2.15        6,015,058
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.86(bt)    $1.99        1,400,367
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.48(bt)    $2.74        2,270,021
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.35(bt)    $2.52        3,810,993
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.07        3,990,413
                  2013...     $1.00        $1.04        1,539,191

1.70% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.61        $0.56           27,767
                  2013...     $0.51        $0.61           27,906
                  2012...     $0.45        $0.51           34,417
                  2011...     $0.57        $0.45           41,450
                  2010...     $0.56        $0.57           52,560
                  2009...     $0.42        $0.56           41,281
                  2008...     $0.92        $0.42           23,789
                  2007...     $1.00(f)     $0.92               --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.99        $2.19          250,139
                  2013...     $1.49        $1.99          272,457
                  2012...     $1.33        $1.49          342,445
                  2011...     $1.31        $1.33          344,442
                  2010...     $1.17        $1.31          381,525
                  2009...     $1.01        $1.17          403,425
                  2008...     $1.58        $1.01          394,356
                  2007...     $1.61        $1.58          432,846
                  2006...     $1.40        $1.61          226,345
                  2005...     $1.36        $1.40          290,791
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.18        $1.20        4,555,114
                  2013...     $1.31        $1.18        4,255,979
                  2012...     $1.25        $1.31        2,752,922
                  2011...     $1.13        $1.25        2,438,497
                  2010...     $1.10        $1.13        1,619,163
                  2009...     $1.01        $1.10        1,173,217
                  2008...     $1.05        $1.01          615,150
                  2007...     $1.00(f)     $1.05           19,618
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.99        $0.99          160,510
                  2013...     $1.03        $0.99          101,953
                  2012...     $0.99        $1.03          146,907
                  2011...     $1.00        $0.99           96,435
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.27        $1.27          343,724
                  2013...     $1.00        $1.27          118,082
                  2012...     $0.83        $1.00           51,699
                  2011...     $1.00        $0.83           41,206
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.12        $1.12          349,956
                  2013...     $0.89        $1.12          159,921
                  2012...     $0.76        $0.89           56,731
                  2011...     $1.00        $0.76           30,625
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.28        $1.37        1,251,702
                  2013...     $1.00        $1.28          985,402
                  2012...     $0.87        $1.00           41,243
                  2011...     $1.00        $0.87           10,073
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.37        $1.49        1,016,049
                  2013...     $1.04        $1.37          657,143
                  2012...     $0.90        $1.04           37,619
                  2011...     $1.00        $0.90               --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.08                       657,503
                  2013...     $0.90        $1.08          478,704
                  2012...     $0.78        $0.90          127,864
                  2011...     $1.00        $0.78           17,100
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.03        $0.93          446,016
                  2013...     $0.94        $1.03          308,841
                  2012...     $0.81        $0.94          120,949
                  2011...     $1.00        $0.81           57,514


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.00        $1.04          259,238
                  2013...     $1.05        $1.00          207,286
                  2012...     $1.05        $1.05          101,026
                  2011...     $1.00        $1.05           18,477
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.94        $2.07        4,137,536
                  2013...     $1.55        $1.94        4,592,530
                  2012...     $1.34        $1.55        5,018,272
                  2011...     $1.36        $1.34        6,150,000
                  2010...     $1.20        $1.36        7,698,907
                  2009...     $0.94        $1.20        8,505,675
                  2008...     $1.67        $0.94        8,747,907
                  2007...     $1.68        $1.67        8,494,618
                  2006...     $1.43        $1.68        8,252,528
                  2005...     $1.37        $1.43        7,116,883
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $3.37        $3.51        1,205,144
                  2013...     $2.52        $3.37        1,117,480
                  2012...     $2.24        $2.52        1,091,920
                  2011...     $2.56        $2.24        1,194,473
                  2010...     $2.02        $2.56        1,471,922
                  2009...     $1.47        $2.02        1,605,826
                  2008...     $2.48        $1.47        1,701,352
                  2007...     $2.19        $2.48        2,074,486
                  2006...     $1.98        $2.19        2,017,209
                  2005...     $1.70        $1.98        1,852,044
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.97        $2.07          258,225
                  2013...     $1.56        $1.97          302,921
                  2012...     $1.39        $1.56          328,011
                  2011...     $1.43        $1.39          407,873
                  2010...     $1.31        $1.43          505,323
                  2009...     $1.05        $1.31          480,939
                  2008...     $1.71        $1.05          609,661
                  2007...     $1.68        $1.71          701,514
                  2006...     $1.44        $1.68          538,229
                  2005...     $1.32        $1.44          365,868
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.41        $1.40        1,693,440
                  2013...     $1.06        $1.41        1,288,681
                  2012...     $0.91        $1.06          477,300
                  2011...     $0.96        $0.91          503,290
                  2010...     $0.76        $0.96          544,516
                  2009...     $0.60        $0.76          570,254
                  2008...     $0.91        $0.60          253,515
                  2007...     $1.00(f)     $0.91           43,289
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $2.41        $2.54          212,229
                  2013...     $1.77        $2.41          312,298
                  2012...     $1.63        $1.77          303,981
                  2011...     $1.74        $1.63          318,261
                  2010...     $1.38        $1.74          433,911
                  2009...     $0.98        $1.38          503,254
                  2008...     $1.73        $0.98          454,301
                  2007...     $1.59        $1.73          593,559
                  2006...     $1.48        $1.59          611,613
                  2005...     $1.44        $1.48          644,546

1.70% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.89       $2.61         941,958
                  2013..      $2.97       $2.89       1,083,144
                  2012..      $2.67       $2.97       1,025,497
                  2011..      $3.23       $2.67       1,174,323
                  2010..      $2.79       $3.23       1,253,994
                  2009..      $1.65       $2.79       1,376,597
                  2008..      $3.54       $1.65       1,234,246
                  2007..      $2.80       $3.54       1,252,016
                  2006..      $2.22       $2.80       1,308,757
                  2005..      $1.77       $2.22       1,315,317
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.04       $1.06       5,718,407
                  2013..      $1.00       $1.04       2,611,995
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.06       $1.04       2,568,295
                  2013..      $1.07       $1.06       2,177,542
                  2012..      $1.06       $1.07         362,855
                  2011..      $1.02       $1.06         297,501
                  2010..      $1.00       $1.02         100,721
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $1.01       $1.04         461,509
                  2013..      $0.87       $1.01         256,902
                  2012..      $0.77       $0.87         274,234
                  2011..      $0.83       $0.77         361,425
                  2010..      $0.73       $0.83         211,118
                  2009..      $0.58       $0.73         181,671
                  2008..      $0.94       $0.58              --
                  2007..      $1.00(f)    $0.94          26,859
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.09       $1.12       3,014,894
                  2013...     $0.99       $1.09       3,686,451
                  2012...     $0.91       $0.99       2,676,320
                  2011...     $0.94       $0.91       2,853,952
                  2010...     $0.85       $0.94       2,899,323
                  2009...     $0.73       $0.85       2,949,212
                  2008...     $0.97       $0.73       1,857,719
                  2007...     $1.00(f)    $0.97         583,999
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.10       $1.11         346,994
                  2013...     $1.09       $1.10         724,176
                  2012...     $1.05       $1.09         427,475
                  2011...     $1.04       $1.05         591,417
                  2010...     $0.99       $1.04         524,262
                  2009...     $0.93       $0.99         249,450
                  2008...     $1.01       $0.93          99,512
                  2007...     $1.00(f)    $1.01              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.05       $1.08       1,433,698
                  2013...     $0.92       $1.05       1,454,512
                  2012...     $0.83       $0.92       1,426,284
                  2011...     $0.88       $0.83       1,566,232
                  2010...     $0.78       $0.88       1,907,584
                  2009...     $0.64       $0.78       2,019,841
                  2008...     $0.95       $0.64         378,264
                  2007...     $1.00(f)    $0.95          55,761


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.09        $1.11        1,631,655
                  2013...     $1.04        $1.09        1,919,542
                  2012...     $0.98        $1.04          627,235
                  2011...     $0.98        $0.98          588,780
                  2010...     $0.91        $0.98          621,598
                  2009...     $0.82        $0.91          640,071
                  2008...     $0.99        $0.82          213,333
                  2007...     $1.00(f)     $0.99          149,746
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.35        $1.45          517,497
                  2013...     $1.02        $1.35          180,997
                  2012...     $0.89        $1.02           57,897
                  2011...     $0.90        $0.89           33,251
                  2010...     $0.75        $0.90           23,753
                  2009...     $0.55        $0.75           18,947
                  2008...     $0.95        $0.55            9,283
                  2007...     $1.00(f)     $0.95               --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $2.20        $2.36        1,512,000
                  2013...     $1.65        $2.20        1,367,235
                  2012...     $1.41        $1.65          653,680
                  2011...     $1.47        $1.41          747,503
                  2010...     $1.29        $1.47          786,571
                  2009...     $1.02        $1.29          813,756
                  2008...     $1.62        $1.02          734,556
                  2007...     $1.68        $1.62          804,689
                  2006...     $1.48        $1.68          790,625
                  2005...     $1.44        $1.48          753,392
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.46        $1.56          173,844
                  2013...     $1.19        $1.46          198,540
                  2012...     $1.08        $1.19          217,225
                  2011...     $1.12        $1.08          199,801
                  2010...     $1.05        $1.12          214,079
                  2009...     $0.80        $1.05          202,900
                  2008...     $1.33        $0.80          201,984
                  2007...     $1.32        $1.33          265,686
                  2006...     $1.22        $1.32          257,509
                  2005...     $1.18        $1.22          238,153
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.20        $2.37           87,550
                  2013...     $1.67        $2.20          147,899
                  2012...     $1.49        $1.67          172,778
                  2011...     $1.55        $1.49          225,396
                  2010...     $1.40        $1.55          276,955
                  2009...     $1.15        $1.40          295,732
                  2008...     $1.72        $1.15          302,833
                  2007...     $1.71        $1.72          246,442
                  2006...     $1.50        $1.71          221,346
                  2005...     $1.39        $1.50          190,591
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.36        $1.37          792,198
                  2013...     $1.01        $1.36          864,253
                  2012...     $0.91        $1.01          551,481
                  2011...     $0.93        $0.91          558,652
                  2010...     $0.74        $0.93          616,835
                  2009...     $0.62        $0.74          569,256
                  2008...     $0.92        $0.62          211,522
                  2007...     $1.00(f)     $0.92               --

1.70% Variable Account Charge Continued


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $3.03         $2.82        2,590,828
                  2013...     $2.46         $3.03        3,286,385
                  2012...     $2.10         $2.46        3,229,659
                  2011...     $2.30         $2.10        3,555,324
                  2010...     $2.16         $2.30        4,023,092
                  2009...     $1.75         $2.16        3,901,747
                  2008...     $2.41         $1.75        3,593,434
                  2007...     $1.70         $2.41        3,105,702
                  2006...     $1.44         $1.70        2,474,448
                  2005...     $1.18         $1.44        1,042,781
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.94         $2.05          978,976
                  2013...     $1.59         $1.94        1,135,378
                  2012...     $1.45         $1.59        1,189,149
                  2011...     $1.43         $1.45        1,144,572
                  2010...     $1.24         $1.43        1,390,166
                  2009...     $1.11         $1.24        1,539,525
                  2008...     $1.44         $1.11        1,949,620
                  2007...     $1.28         $1.44        2,252,042
                  2006...     $1.17         $1.28        2,034,305
                  2005...     $1.14         $1.17        1,568,656
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.30         $2.48          998,025
                  2013...     $1.75         $2.30          775,193
                  2012...     $1.50         $1.75          133,346
                  2011...     $1.50         $1.50          144,692
                  2010...     $1.26         $1.50          159,449
                  2009...     $1.04         $1.26          155,861
                  2008...     $1.62         $1.04          137,943
                  2007...     $1.44         $1.62          120,061
                  2006...     $1.25         $1.44          116,187
                  2005...     $1.17         $1.25           61,641
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $2.03         $2.02        1,203,608
                  2013...     $1.74         $2.03        1,177,314
                  2012...     $1.50         $1.74          471,638
                  2011...     $1.64         $1.50          466,914
                  2010...     $1.45         $1.64          482,144
                  2009...     $1.17         $1.45          429,053
                  2008...     $2.05         $1.17          427,178
                  2007...     $1.72         $2.05          412,642
                  2006...     $1.45         $1.72          431,261
                  2005...     $1.26         $1.45          325,779
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(I):
                  2014...     $1.32         $1.13        1,926,016
                  2013...     $1.25         $1.32        1,818,367
                  2012...     $1.25         $1.25        2,065,290
                  2011...     $1.61         $1.25        2,472,360
                  2010...     $1.40         $1.61        2,543,827
                  2009...     $0.82         $1.40        2,724,862
                  2008...     $2.17         $0.82        2,131,965
                  2007...     $1.54         $2.17        1,920,285
                  2006...     $1.25         $1.54        1,582,981
                  2005...     $1.00(e)      $1.25          659,356
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.03         $1.03        3,638,575
                  2013...     $1.00         $1.03          694,392


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014..     $2.56        $2.55        3,310,929
                  2013..     $2.08        $2.56        3,757,037
                  2012..     $1.87        $2.08        4,097,838
                  2011..     $2.21        $1.87        4,449,216
                  2010..     $1.97        $2.21        5,091,255
                  2009..     $1.46        $1.97        5,614,915
                  2008..     $2.57        $1.46        5,847,589
                  2007..     $2.38        $2.57        5,916,778
                  2006..     $1.87        $2.38        5,558,988
                  2005..     $1.71        $1.87        4,978,278
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $3.34        $3.23          295,331
                  2013..     $2.16        $3.34          283,770
                  2012..     $1.97        $2.16           77,089
                  2011..     $2.15        $1.97           91,953
                  2010..     $1.55        $2.15          202,606
                  2009..     $1.12        $1.55          110,218
                  2008..     $2.19        $1.12          132,054
                  2007..     $2.09        $2.19          169,485
                  2006..     $1.89        $2.09          156,551
                  2005..     $1.59        $1.89          121,080
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $2.31        $2.45        1,019,538
                  2013..     $1.81        $2.31          886,026
                  2012..     $1.62        $1.81          175,140
                  2011..     $1.66        $1.62          106,783
                  2010..     $1.28        $1.66           62,588
                  2009..     $0.89        $1.28           55,146
                  2008..     $1.42        $0.89           32,032
                  2007..     $1.28        $1.42           31,357
                  2006..     $0.00        $1.28           31,507
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014..     $1.05        $1.07        4,098,887
                  2013..     $1.00        $1.05          137,688
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014..     $1.05        $1.07        1,221,972
                  2013..     $1.00        $1.05          309,501
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.05          244,139
                  2013..     $1.00        $1.04           83,598
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.42        $3.46          904,487
                  2013..     $2.23        $3.42        1,516,444
                  2012..     $1.77        $2.23          968,803
                  2011..     $1.91        $1.77        1,039,924
                  2010..     $1.72        $1.91        1,066,361
                  2009..     $1.22        $1.72        1,149,233
                  2008..     $1.88        $1.22        1,147,429
                  2007..     $1.53        $1.88        1,086,494
                  2006..     $1.45        $1.53          858,679
                  2005..     $1.26        $1.45          439,177
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.77        $2.91        1,395,843
                  2013..     $2.11        $2.77        1,435,870
                  2012..     $1.81        $2.11        1,418,227
                  2011..     $2.11        $1.81        1,672,658
                  2010..     $1.70        $2.11        1,939,024
                  2009..     $1.34        $1.70        2,220,067
                  2008..     $1.84        $1.34        2,388,572
                  2007..     $1.95        $1.84        2,790,209
                  2006..     $1.70        $1.95        2,465,970
                  2005..     $1.66        $1.70        2,188,356

1.70% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.96       $2.14       1,264,305
                 2013..     $1.47       $1.96       1,153,287
                 2012..     $1.26       $1.47         408,370
                 2011..     $1.38       $1.26         498,631
                 2010..     $1.19       $1.38         533,621
                 2009..     $0.95       $1.19         592,036
                 2008..     $1.46       $0.95         679,301
                 2007..     $1.46       $1.46         803,159
                 2006..     $1.27       $1.46         694,871
                 2005..     $1.24       $1.27         575,915
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $2.05       $2.18         318,750
                 2013..     $1.74       $2.05         311,956
                 2012..     $1.56       $1.74         321,228
                 2011..     $1.57       $1.56         317,796
                 2010..     $1.47       $1.57         304,196
                 2009..     $1.19       $1.47         287,279
                 2008..     $1.45       $1.19         252,861
                 2007..     $1.33       $1.45         263,893
                 2006..     $1.23       $1.33         317,698
                 2005..     $1.16       $1.23         233,418
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.54       $2.71       1,123,991
                 2013..     $1.97       $2.54       1,218,910
                 2012..     $1.62       $1.97       1,078,526
                 2011..     $1.77       $1.62       1,179,762
                 2010..     $1.69       $1.77       1,478,463
                 2009..     $1.18       $1.69       1,531,184
                 2008..     $2.15       $1.18       1,651,669
                 2007..     $1.60       $2.15       1,058,134
                 2006..     $1.49       $1.60         931,262
                 2005..     $1.35       $1.49         649,503
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $3.14       $2.72       1,566,791
                 2013..     $2.80       $3.14       1,736,881
                 2012..     $2.51       $2.80       1,845,277
                 2011..     $3.78       $2.51       1,880,530
                 2010..     $3.07       $3.78       2,106,000
                 2009..     $1.75       $3.07       2,446,830
                 2008..     $3.72       $1.75       2,610,105
                 2007..     $2.95       $3.72       2,342,865
                 2006..     $2.05       $2.95       2,022,219
                 2005..     $1.58       $2.05       1,454,823
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.28       $1.36       1,152,614
                 2013..     $1.03       $1.28       1,188,986
                 2012..     $0.95       $1.03         536,989
                 2011..     $0.99       $0.95         522,756
                 2010..     $0.88       $0.99         579,135
                 2009..     $0.67       $0.88         478,178
                 2008..     $0.95       $0.67         155,168
                 2007..     $1.00(f)    $0.95              --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.87       $2.00          16,830
                 2013..     $1.39       $1.87          16,816
                 2012..     $1.21       $1.39          19,375
                 2011..     $1.31       $1.21          20,182
                 2010..     $1.03       $1.31          24,029
                 2009..     $0.74       $1.03          37,393
                 2008..     $1.57       $0.74          39,266
                 2007..     $1.45       $1.57          31,674
                 2006..     $1.45       $1.45          51,961
                 2005..     $1.43       $1.45          63,460


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                  2014..     $0.74        $0.70        2,501,966
                  2013..     $0.76        $0.74        1,932,110
                  2012..     $0.65        $0.76          638,384
                  2011..     $0.80        $0.65          580,206
                  2010..     $0.69        $0.80          539,422
                  2009..     $0.41        $0.69          492,094
                  2008..     $0.97        $0.41          258,573
                  2007..     $1.00(f)     $0.97          113,172
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2014..     $1.25        $1.36          443,633
                  2013..     $0.93        $1.25          287,560
                  2012..     $0.85        $0.93          140,959
                  2011..     $0.89        $0.85          147,241
                  2010..     $0.74        $0.89          161,551
                  2009..     $0.57        $0.74           73,573
                  2008..     $0.96        $0.57           19,953
                  2007..     $1.00(f)     $0.96               --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BC):
                  2014..     $3.13        $2.86        1,165,319
                  2013..     $2.53        $3.13          883,528
                  2012..     $2.12        $2.53          345,142
                  2011..     $2.33        $2.12          359,512
                  2010..     $2.07        $2.33          416,005
                  2009..     $1.51        $2.07          481,394
                  2008..     $2.70        $1.51          428,481
                  2007..     $2.43        $2.70          501,778
                  2006..     $1.91        $2.43          505,525
                  2005..     $1.69        $1.91          515,799
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                  2014..     $1.38        $1.51          155,765
                  2013..     $1.00        $1.38           90,108
                  2012..     $0.86        $1.00           53,392
                  2011..     $0.90        $0.86           46,761
                  2010..     $0.74        $0.90            9,969
                  2009..     $0.55        $0.74           22,985
                  2008..     $0.91        $0.55               --
                  2007..     $1.00(f)     $0.91               --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                  2014..     $1.04        $1.08        3,086,144
                  2013..     $1.00        $1.04        1,584,546
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                  2014..     $1.03        $1.02        5,163,466
                  2013..     $1.05        $1.03        4,428,461
                  2012..     $1.01        $1.05        1,626,675
                  2011..     $1.01        $1.01        1,199,470
                  2010..     $1.00        $1.01          533,849
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                  2014..     $1.09        $1.11       10,152,223
                  2013..     $1.13        $1.09        8,672,899
                  2012..     $1.05        $1.13        2,145,018
                  2011..     $1.03        $1.05        2,013,007
                  2010..     $1.00        $1.03        1,037,435

1.70% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.90       $2.10         151,957
                 2013..     $1.46       $1.90         146,451
                 2012..     $1.24       $1.46         259,934
                 2011..     $1.24       $1.24         260,240
                 2010..     $1.12       $1.24         244,464
                 2009..     $0.88       $1.12         240,876
                 2008..     $1.62       $0.88         252,441
                 2007..     $1.73       $1.62         336,305
                 2006..     $1.52       $1.73         337,653
                 2005..     $1.46       $1.52         248,925
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.85       $2.02         208,678
                 2013..     $1.39       $1.85         113,828
                 2012..     $1.19       $1.39          67,988
                 2011..     $1.26       $1.19          76,416
                 2010..     $1.12       $1.26          80,691
                 2009..     $0.88       $1.12          90,593
                 2008..     $1.46       $0.88         186,655
                 2007..     $1.58       $1.46         174,133
                 2006..     $1.39       $1.58         162,268
                 2005..     $1.34       $1.39         164,447
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.92       $1.76         345,188
                 2013..     $1.53       $1.92         397,183
                 2012..     $1.27       $1.53         448,259
                 2011..     $1.56       $1.27         482,668
                 2010..     $1.44       $1.56         602,272
                 2009..     $1.18       $1.44         666,007
                 2008..     $2.13       $1.18         716,816
                 2007..     $2.00       $2.13         745,380
                 2006..     $1.59       $2.00         725,927
                 2005..     $1.45       $1.59         703,976
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.11       $2.36          83,414
                 2013..     $1.58       $2.11           6,225
                 2012..     $1.37       $1.58           6,804
                 2011..     $1.47       $1.37          13,609
                 2010..     $1.25       $1.47          17,856
                 2009..     $0.96       $1.25          19,098
                 2008..     $1.60       $0.96           8,678
                 2007..     $1.54       $1.60           9,680
                 2006..     $1.44       $1.54          25,531
                 2005..     $1.33       $1.44          21,400
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.05       $2.21         208,870
                 2013..     $1.45       $2.05         123,375
                 2012..     $1.29       $1.45          66,683
                 2011..     $1.60       $1.29          93,937
                 2010..     $1.35       $1.60          68,528
                 2009..     $0.84       $1.35          57,947
                 2008..     $1.35       $0.84          56,429
                 2007..     $1.30       $1.35          56,867
                 2006..     $1.26       $1.30          62,654
                 2005..     $1.21       $1.26          60,382
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.09       1,934,401
                 2013..     $1.02       $1.08       2,327,353
                 2012..     $1.00       $1.02         237,630
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.04       4,191,357
                 2013..     $1.00       $1.03          36,595
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.16       $1.15       9,024,217
                 2013..     $1.01       $1.16       8,313,482
                 2012..     $1.00       $1.01          32,655


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.12       $1.14       3,285,042
                 2013..     $1.02       $1.12       3,702,593
                 2012..     $1.00       $1.02         476,776

1.75% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.23       $1.29         66,714
                 2013..     $1.26       $1.23         89,256
                 2012..     $1.19       $1.26         85,452
                 2011..     $1.12       $1.19        109,974
                 2010..     $1.05       $1.12        129,732
                 2009..     $1.08       $1.05        267,464
                 2008..     $1.08       $0.92        355,213
                 2007..     $1.08       $1.08        372,324
                 2006..     $1.05       $1.08        389,962
                 2005..     $1.04       $1.05        257,968
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.77       $2.98         13,999
                 2013..     $2.13       $2.77         21,042
                 2012..     $1.85       $2.13         23,114
                 2011..     $1.92       $1.85         27,370
                 2010..     $1.55       $1.92         37,562
                 2009..     $1.86       $1.55         64,723
                 2008..     $1.86       $1.16         71,886
                 2007..     $1.76       $1.86         81,027
                 2006..     $1.63       $1.76         90,729
                 2005..     $1.48       $1.63         61,677
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.98       $2.20             --
                 2013..     $1.53       $1.98             --
                 2012..     $1.35       $1.53             --
                 2011..     $1.35       $1.35             --
                 2010..     $1.20       $1.35             --
                 2009..     $1.57       $1.20             --
                 2008..     $1.57       $0.97             --
                 2007..     $1.00(f)    $1.57             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.48       $1.48             --
                 2013..     $1.51       $1.48             --
                 2012..     $1.32       $1.51             --
                 2011..     $1.35       $1.32             --
                 2010..     $1.20       $1.35             --
                 2009..     $1.02       $1.20         24,245
                 2008..     $1.02       $1.04         24,379
                 2007..     $0.95       $1.02         24,513
                 2006..     $0.00       $0.95         24,649
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.13             --
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.96       $0.94         19,278
                 2013..     $0.98       $0.96         27,121
                 2012..     $0.99       $0.98         24,905
                 2011..     $1.01       $0.99         30,096
                 2010..     $1.03       $1.01         33,546
                 2009..     $1.04       $1.03         86,309
                 2008..     $1.04       $1.05        146,714
                 2007..     $1.01       $1.04         98,527
                 2006..     $0.99       $1.01        102,908
                 2005..     $0.98       $0.99         60,680

1.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.08       $1.12            --
                 2013..     $1.12       $1.08            --
                 2012..     $1.10       $1.12            --
                 2011..     $1.05       $1.10            --
                 2010..     $1.00       $1.05            --
                 2009..     $1.10       $1.00        33,710
                 2008..     $1.10       $0.94        33,896
                 2007..     $1.08       $1.10        20,765
                 2006..     $1.05       $1.08        20,881
                 2005..     $0.00       $1.05        27,669
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $2.35       $3.01         7,007
                 2013..     $2.36       $2.35         9,544
                 2012..     $2.04       $2.36         9,743
                 2011..     $1.97       $2.04        12,554
                 2010..     $1.55       $1.97        17,177
                 2009..     $2.03       $1.55        31,612
                 2008..     $2.03       $1.27        40,001
                 2007..     $2.45       $2.03        35,071
                 2006..     $1.91       $2.45        47,768
                 2005..     $1.75       $1.91        29,577
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.92(bt)   $2.14        57,892
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.85(bt)   $1.98            --
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $2.47(bt)   $2.72            --
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $2.34(bt)   $2.51        18,170
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.04       $1.07            --
                 2013..     $1.00       $1.04            --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                 2014..     $0.61       $0.56            --
                 2013..     $0.51       $0.61            --
                 2012..     $0.45       $0.51            --
                 2011..     $0.57       $0.45            --
                 2010..     $0.56       $0.57            --
                 2009..     $0.92       $0.56            --
                 2008..     $0.92       $0.42            --
                 2007..     $1.00(f)    $0.92            --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                 2014..     $1.98       $2.18            --
                 2013..     $1.48       $1.98            --
                 2012..     $1.32       $1.48            --
                 2011..     $1.31       $1.32            --
                 2010..     $1.17       $1.31            --
                 2009..     $1.57       $1.17            --
                 2008..     $1.57       $1.01            --
                 2007..     $1.00(f)    $1.57            --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                 2014..     $1.18       $1.20            --
                 2013..     $1.31       $1.18            --
                 2012..     $1.24       $1.31            --
                 2011..     $1.13       $1.24            --
                 2010..     $1.10       $1.13            --
                 2009..     $1.05       $1.10            --
                 2008..     $1.05       $1.01            --
                 2007..     $1.00(f)    $1.05            --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/
                 SUB-ACCOUNT(AB):
                 2014..     $0.99       $0.99            --
                 2013..     $1.03       $0.99            --
                 2012..     $0.99       $1.03            --
                 2011..     $1.00       $0.99            --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014..      $1.26        $1.27              --
                  2013..      $1.00        $1.26              --
                  2012..      $0.83        $1.00              --
                  2011..      $1.00        $0.83              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014..      $1.12        $1.12              --
                  2013..      $0.88        $1.12              --
                  2012..      $0.76        $0.88              --
                  2011..      $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014..      $1.28        $1.37              --
                  2013..      $1.00        $1.28              --
                  2012..      $0.86        $1.00              --
                  2011..      $1.00        $0.86              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014..      $1.37        $1.49              --
                  2013..      $1.04        $1.37              --
                  2012..      $0.90        $1.04              --
                  2011..      $1.00        $0.90              --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.08        $1.03              --
                  2013...     $0.90        $1.08              --
                  2012...     $0.78        $0.90              --
                  2011...     $1.00        $0.78              --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.03        $0.93              --
                  2013...     $0.94        $1.03              --
                  2012...     $0.81        $0.94              --
                  2011...     $1.00        $0.81              --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.00        $1.04              --
                  2013...     $1.05        $1.00              --
                  2012...     $1.05        $1.05              --
                  2011...     $1.00        $1.05              --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.93        $2.06          29,336
                  2013...     $1.54        $1.93          54,944
                  2012...     $1.34        $1.54          59,952
                  2011...     $1.35        $1.34          76,053
                  2010...     $1.20        $1.35          93,165
                  2009...     $1.67        $1.20         197,261
                  2008...     $1.67        $0.94         214,985
                  2007...     $1.68        $1.67         202,073
                  2006...     $1.42        $1.68         237,725
                  2005...     $1.37        $1.42         200,501
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $3.35        $3.49              --
                  2013...     $2.51        $3.35              --
                  2012...     $2.23        $2.51              --
                  2011...     $2.55        $2.23              --
                  2010...     $2.01        $2.55              --
                  2009...     $2.47        $2.01           6,985
                  2008...     $2.47        $1.47          14,464
                  2007...     $2.18        $2.47          13,628
                  2006...     $1.98        $2.18          13,709
                  2005...     $1.70        $1.98          13,327

1.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $1.96       $2.06            --
                 2013..     $1.55       $1.96            --
                 2012..     $1.38       $1.55            --
                 2011..     $1.42       $1.38            --
                 2010..     $1.30       $1.42            --
                 2009..     $1.71       $1.30            --
                 2008..     $1.71       $1.05            --
                 2007..     $1.00(f)    $1.71            --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.41       $1.39            --
                 2013..     $1.05       $1.41            --
                 2012..     $0.91       $1.05            --
                 2011..     $0.96       $0.91            --
                 2010..     $0.76       $0.96            --
                 2009..     $0.91       $0.76            --
                 2008..     $0.91       $0.60            --
                 2007..     $1.00(f)    $0.91            --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $2.39       $2.53            --
                 2013..     $1.76       $2.39            --
                 2012..     $1.62       $1.76            --
                 2011..     $1.73       $1.62            --
                 2010..     $1.38       $1.73            --
                 2009..     $1.73       $1.38            --
                 2008..     $1.73       $0.98            --
                 2007..     $1.00(f)    $1.73            --
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $2.88       $2.59         7,908
                 2013..     $2.96       $2.88         8,209
                 2012..     $2.66       $2.96         8,305
                 2011..     $3.22       $2.66         8,231
                 2010..     $2.78       $3.22        11,372
                 2009..     $3.53       $2.78        18,634
                 2008..     $3.53       $1.64        18,924
                 2007..     $2.79       $3.53        20,166
                 2006..     $2.22       $2.79        36,029
                 2005..     $1.77       $2.22        21,644
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.04       $1.06            --
                 2013..     $1.00       $1.04            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.06       $1.04            --
                 2013..     $1.07       $1.06            --
                 2012..     $1.06       $1.07            --
                 2011..     $1.02       $1.06            --
                 2010..     $1.00       $1.02            --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.01       $1.03            --
                 2013..     $0.87       $1.01            --
                 2012..     $0.77       $0.87            --
                 2011..     $0.83       $0.77            --
                 2010..     $0.73       $0.83            --
                 2009..     $0.94       $0.73            --
                 2008..     $0.94       $0.58            --
                 2007..     $1.00(f)    $0.94            --


                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.09       $1.12            --
                  2013....     $0.99       $1.09            --
                  2012....     $0.91       $0.99            --
                  2011....     $0.93       $0.91            --
                  2010....     $0.85       $0.93            --
                  2009....     $0.97       $0.85            --
                  2008....     $0.97       $0.72            --
                  2007....     $1.00(f)    $0.97            --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.09       $1.11            --
                  2013....     $1.09       $1.09            --
                  2012....     $1.05       $1.09            --
                  2011....     $1.04       $1.05            --
                  2010....     $0.99       $1.04            --
                  2009....     $1.01       $0.99            --
                  2008....     $1.01       $0.93            --
                  2007....     $1.00(f)    $1.01            --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.05       $1.08            --
                  2013....     $0.92       $1.05            --
                  2012....     $0.83       $0.92            --
                  2011....     $0.87       $0.83            --
                  2010....     $0.78       $0.87            --
                  2009....     $0.95       $0.78            --
                  2008....     $0.95       $0.64            --
                  2007....     $1.00(f)    $0.95            --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.09       $1.11            --
                  2013....     $1.03       $1.09            --
                  2012....     $0.98       $1.03            --
                  2011....     $0.98       $0.98            --
                  2010....     $0.91       $0.98            --
                  2009....     $0.98       $0.91            --
                  2008....     $0.98       $0.82            --
                  2007....     $1.00(f)    $0.98            --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014....     $1.34       $1.44            --
                  2013....     $1.02       $1.34            --
                  2012....     $0.89       $1.02            --
                  2011....     $0.89       $0.89            --
                  2010....     $0.75       $0.89            --
                  2009....     $0.95       $0.75            --
                  2008....     $0.95       $0.55            --
                  2007....     $1.00(f)    $0.95            --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014....     $2.19       $2.35            --
                  2013....     $1.64       $2.19            --
                  2012....     $1.40       $1.64            --
                  2011....     $1.46       $1.40            --
                  2010....     $1.28       $1.46            --
                  2009....     $1.61       $1.28         9,708
                  2008....     $1.61       $1.02         9,761
                  2007....     $1.68       $1.61         9,815
                  2006....     $1.47       $1.68         9,870
                  2005....     $0.00       $1.47         7,075

1.75% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.45        $1.55             --
                  2013...     $1.18        $1.45             --
                  2012...     $1.07        $1.18             --
                  2011...     $1.11        $1.07             --
                  2010...     $1.05        $1.11             --
                  2009...     $1.32        $1.05             --
                  2008...     $1.32        $0.80             --
                  2007...     $1.00(f)     $1.32             --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.18        $2.36             --
                  2013...     $1.66        $2.18             --
                  2012...     $1.48        $1.66             --
                  2011...     $1.54        $1.48             --
                  2010...     $1.40        $1.54             --
                  2009...     $1.72        $1.40             --
                  2008...     $1.72        $1.15             --
                  2007...     $1.00(f)     $1.72             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.36        $1.36             --
                  2013...     $1.01        $1.36             --
                  2012...     $0.90        $1.01             --
                  2011...     $0.93        $0.90             --
                  2010...     $0.74        $0.93             --
                  2009...     $0.92        $0.74             --
                  2008...     $0.92        $0.62             --
                  2007...     $1.00(f)     $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $3.02        $2.81             --
                  2013...     $2.45        $3.02             --
                  2012...     $2.09        $2.45             --
                  2011...     $2.30        $2.09             --
                  2010...     $2.15        $2.30             --
                  2009...     $2.40        $2.15         13,569
                  2008...     $2.40        $1.75         13,643
                  2007...     $1.70        $2.40         13,719
                  2006...     $1.44        $1.70         40,018
                  2005...     $0.00        $1.44         30,765
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.93        $2.04             --
                  2013...     $1.59        $1.93             --
                  2012...     $1.45        $1.59             --
                  2011...     $1.42        $1.45             --
                  2010...     $1.24        $1.42             --
                  2009...     $1.43        $1.24             --
                  2008...     $1.43        $1.11             --
                  2007...     $1.00(f)     $1.43             --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.28        $2.46             --
                  2013...     $1.74        $2.28             --
                  2012...     $1.49        $1.74             --
                  2011...     $1.50        $1.49             --
                  2010...     $1.26        $1.50             --
                  2009...     $1.61        $1.26             --
                  2008...     $1.61        $1.03             --
                  2007...     $1.44        $1.61          7,002
                  2006...     $1.25        $1.44          7,041
                  2005...     $0.00        $1.25          7,079
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $2.02        $2.01             --
                  2013...     $1.73        $2.02             --
                  2012...     $1.49        $1.73             --
                  2011...     $1.64        $1.49             --
                  2010...     $1.45        $1.64             --
                  2009...     $2.05        $1.45             --
                  2008...     $2.05        $1.16             --
                  2007...     $1.00(f)     $2.05             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.32       $1.13             --
                 2013..     $1.24       $1.32             --
                 2012..     $1.24       $1.24             --
                 2011..     $1.61       $1.24             --
                 2010..     $1.40       $1.61             --
                 2009..     $2.17       $1.40             --
                 2008..     $2.17       $0.82             --
                 2007..     $1.00(f)    $2.17             --
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.03         32,733
                 2013..     $1.00       $1.03             --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $2.54       $2.54         25,156
                 2013..     $2.07       $2.54         39,209
                 2012..     $1.86       $2.07         40,949
                 2011..     $2.20       $1.86         43,848
                 2010..     $1.96       $2.20         55,990
                 2009..     $2.57       $1.96        102,590
                 2008..     $2.57       $1.46        111,879
                 2007..     $2.38       $2.57        110,540
                 2006..     $1.87       $2.38        135,501
                 2005..     $1.71       $1.87        109,082
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $3.33       $3.21             --
                 2013..     $2.15       $3.33             --
                 2012..     $1.96       $2.15             --
                 2011..     $2.14       $1.96             --
                 2010..     $1.55       $2.14             --
                 2009..     $2.18       $1.55            797
                 2008..     $2.18       $1.12            950
                 2007..     $2.09       $2.18          1,102
                 2006..     $1.89       $2.09          1,207
                 2005..     $1.59       $1.89         11,284
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.30       $2.44             --
                 2013..     $1.80       $2.30             --
                 2012..     $1.61       $1.80             --
                 2011..     $1.65       $1.61             --
                 2010..     $1.28       $1.65             --
                 2009..     $1.42       $1.28             --
                 2008..     $1.42       $0.89             --
                 2007..     $1.00(f)    $1.42             --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.05       $1.07             --
                 2013..     $1.00       $1.05             --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.07             --
                 2013..     $1.00       $1.05             --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.05             --
                 2013..     $1.00       $1.04             --

1.75% Variable Account Charge Continued


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.40        $3.44             --
                  2013..     $2.22        $3.40             --
                  2012..     $1.76        $2.22             --
                  2011..     $1.90        $1.76             --
                  2010..     $1.72        $1.90             --
                  2009..     $1.87        $1.72          1,008
                  2008..     $1.87        $1.22          1,201
                  2007..     $1.53        $1.87          1,394
                  2006..     $1.45        $1.53          1,527
                  2005..     $1.25        $1.45          1,981
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.75        $2.90         10,206
                  2013..     $2.10        $2.75         17,156
                  2012..     $1.80        $2.10         19,241
                  2011..     $2.10        $1.80         22,044
                  2010..     $1.69        $2.10         28,032
                  2009..     $1.84        $1.69         62,166
                  2008..     $1.84        $1.33         80,852
                  2007..     $1.95        $1.84         75,051
                  2006..     $1.70        $1.95         81,689
                  2005..     $1.66        $1.70         55,362
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.95        $2.13             --
                  2013..     $1.47        $1.95             --
                  2012..     $1.26        $1.47             --
                  2011..     $1.38        $1.26             --
                  2010..     $1.18        $1.38             --
                  2009..     $1.46        $1.18             --
                  2008..     $1.46        $0.95             --
                  2007..     $1.00(f)     $1.46             --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $2.04        $2.17             --
                  2013..     $1.73        $2.04             --
                  2012..     $1.55        $1.73             --
                  2011..     $1.56        $1.55             --
                  2010..     $1.47        $1.56             --
                  2009..     $1.44        $1.47             --
                  2008..     $1.44        $1.19             --
                  2007..     $1.00(f)     $1.44             --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                  2014..     $2.53        $2.69             --
                  2013..     $1.96        $2.53             --
                  2012..     $1.61        $1.96             --
                  2011..     $1.76        $1.61             --
                  2010..     $1.69        $1.76             --
                  2009..     $2.15        $1.69          7,246
                  2008..     $2.15        $1.18          7,286
                  2007..     $1.60        $2.15          7,326
                  2006..     $1.49        $1.60          7,367
                  2005..     $0.00        $1.49         14,950
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                  2014..     $3.13        $2.70          6,650
                  2013..     $2.78        $3.13         10,258
                  2012..     $2.50        $2.78         10,449
                  2011..     $3.76        $2.50         10,426
                  2010..     $3.06        $3.76         12,331
                  2009..     $3.71        $3.06         35,219
                  2008..     $3.71        $1.74         60,845
                  2007..     $2.95        $3.71         57,057
                  2006..     $2.05        $2.95         89,939
                  2005..     $1.58        $2.05         52,928


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(H):
                  2014...     $1.27       $1.36            --
                  2013...     $1.03       $1.27            --
                  2012...     $0.95       $1.03            --
                  2011...     $0.99       $0.95            --
                  2010...     $0.88       $0.99            --
                  2009...     $0.95       $0.88            --
                  2008...     $0.95       $0.67            --
                  2007...     $1.00(f)    $0.95            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2014...     $1.86       $1.99            --
                  2013...     $1.38       $1.86            --
                  2012...     $1.21       $1.38            --
                  2011...     $1.31       $1.21            --
                  2010...     $1.03       $1.31            --
                  2009...     $1.56       $1.03            --
                  2008...     $1.56       $0.74            --
                  2007...     $1.45       $1.56         4,277
                  2006...     $1.44       $1.45         4,301
                  2005...     $1.43       $1.44         4,324
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                  2014...     $0.74       $0.69            --
                  2013...     $0.76       $0.74            --
                  2012...     $0.65       $0.76            --
                  2011...     $0.80       $0.65            --
                  2010...     $0.69       $0.80            --
                  2009...     $0.97       $0.69            --
                  2008...     $0.97       $0.41            --
                  2007...     $1.00(f)    $0.97            --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2014...     $1.25       $1.35            --
                  2013...     $0.92       $1.25            --
                  2012...     $0.85       $0.92            --
                  2011...     $0.89       $0.85            --
                  2010...     $0.74       $0.89            --
                  2009...     $0.96       $0.74            --
                  2008...     $0.96       $0.57            --
                  2007...     $1.00(f)    $0.96            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                  2014...     $3.11       $2.84            --
                  2013...     $2.52       $3.11            --
                  2012...     $2.11       $2.52            --
                  2011...     $2.32       $2.11            --
                  2010...     $2.06       $2.32            --
                  2009...     $2.70       $2.06            --
                  2008...     $2.70       $1.51            --
                  2007...     $1.00(f)    $2.70            --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                  2014...     $1.38       $1.51            --
                  2013...     $1.00       $1.38            --
                  2012...     $0.86       $1.00            --
                  2011...     $0.90       $0.86            --
                  2010...     $0.74       $0.90            --
                  2009...     $0.91       $0.74            --
                  2008...     $0.91       $0.55            --
                  2007...     $1.00(f)    $0.91            --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                  2014...     $1.04       $1.08            --
                  2013...     $1.00       $1.04            --

1.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.03       $1.02            --
                 2013..     $1.05       $1.03            --
                 2012..     $1.01       $1.05            --
                 2011..     $1.01       $1.01            --
                 2010..     $1.00       $1.01            --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.08       $1.11            --
                 2013..     $1.13       $1.08            --
                 2012..     $1.05       $1.13            --
                 2011..     $1.03       $1.05            --
                 2010..     $1.00       $1.03            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.89       $2.09            --
                 2013..     $1.45       $1.89            --
                 2012..     $1.24       $1.45            --
                 2011..     $1.23       $1.24            --
                 2010..     $1.12       $1.23            --
                 2009..     $1.62       $1.12            --
                 2008..     $1.62       $0.88            --
                 2007..     $1.73       $1.62        18,429
                 2006..     $0.00       $1.73        18,532
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.84       $2.00            --
                 2013..     $1.38       $1.84            --
                 2012..     $1.18       $1.38            --
                 2011..     $1.26       $1.18            --
                 2010..     $1.12       $1.26            --
                 2009..     $1.46       $1.12            --
                 2008..     $1.46       $0.88            --
                 2007..     $1.58       $1.46         6,831
                 2006..     $1.39       $1.58         6,869
                 2005..     $1.34       $1.39         6,907
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.91       $1.75            --
                 2013..     $1.52       $1.91            --
                 2012..     $1.27       $1.52            --
                 2011..     $1.55       $1.27            --
                 2010..     $1.44       $1.55            --
                 2009..     $2.13       $1.44            --
                 2008..     $2.13       $1.17            --
                 2007..     $1.00(f)    $2.13            --
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.10       $2.34            --
                 2013..     $1.57       $2.10            --
                 2012..     $1.37       $1.57            --
                 2011..     $1.47       $1.37            --
                 2010..     $1.25       $1.47            --
                 2009..     $1.59       $1.25            --
                 2008..     $1.59       $0.96            --
                 2007..     $1.00(f)    $1.59            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.04       $2.20            --
                 2013..     $1.45       $2.04            --
                 2012..     $1.29       $1.45            --
                 2011..     $1.60       $1.29            --
                 2010..     $1.34       $1.60            --
                 2009..     $1.35       $1.34            --
                 2008..     $1.35       $0.83            --
                 2007..     $1.00(f)    $1.35            --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.09            --
                 2013..     $1.02       $1.08            --
                 2012..     $1.00       $1.02            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03          --
                 2013..     $1.00       $1.03          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.15       $1.15          --
                 2013..     $1.01       $1.15          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.12       $1.13          --
                 2013..     $1.02       $1.12          --
                 2012..     $1.00       $1.02          --

1.80%Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.22       $1.28       1,381,173
                 2013..     $1.25       $1.22       1,402,382
                 2012..     $1.19       $1.25       1,456,737
                 2011..     $1.12       $1.19       1,496,947
                 2010..     $1.04       $1.12       1,544,074
                 2009..     $0.92       $1.04       1,590,842
                 2008..     $1.08       $0.92       1,643,164
                 2007..     $1.08       $1.08       1,612,373
                 2006..     $1.05       $1.08       1,100,022
                 2005..     $1.04       $1.05         902,161
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.76       $2.96         396,269
                 2013..     $2.12       $2.76         418,325
                 2012..     $1.84       $2.12         476,514
                 2011..     $1.91       $1.84         450,597
                 2010..     $1.55       $1.91         428,427
                 2009..     $1.15       $1.55         445,380
                 2008..     $1.85       $1.15         440,364
                 2007..     $1.76       $1.85         418,092
                 2006..     $1.63       $1.76         352,941
                 2005..     $1.48       $1.63         310,533
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.97       $2.19         292,740
                 2013..     $1.52       $1.97         312,944
                 2012..     $1.34       $1.52         325,474
                 2011..     $1.35       $1.34         200,241
                 2010..     $1.20       $1.35         205,252
                 2009..     $0.97       $1.20         226,525
                 2008..     $1.57       $0.97         250,693
                 2007..     $1.52       $1.57         268,087
                 2006..     $1.35       $1.52         286,678
                 2005..     $1.31       $1.35         233,136
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.48       $1.47         440,169
                 2013..     $1.50       $1.48         397,304
                 2012..     $1.32       $1.50         386,990
                 2011..     $1.34       $1.32         254,601
                 2010..     $1.20       $1.34         234,776
                 2009..     $1.04       $1.20         222,241
                 2008..     $1.02       $1.04         230,834
                 2007..     $0.95       $1.02         180,319
                 2006..     $0.93       $0.95          45,456
                 2005..     $1.00(e)    $0.93          11,378
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.13              --
                 2013..     $1.00(ap)   $1.06              --

1.80%Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                  2014..      $0.96        $0.94          315,034
                  2013..      $0.97        $0.96          472,226
                  2012..      $0.99        $0.97          745,972
                  2011..      $1.01        $0.99          701,348
                  2010..      $1.03        $1.01          980,115
                  2009..      $1.04        $1.03          490,454
                  2008..      $1.04        $1.04          346,990
                  2007..      $1.01        $1.04          483,642
                  2006..      $0.99        $1.01          191,224
                  2005..      $0.98        $0.99          190,292
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.07        $1.11          382,945
                  2013..      $1.11        $1.07          394,403
                  2012..      $1.09        $1.11          451,448
                  2011..      $1.04        $1.09          480,489
                  2010..      $0.99        $1.04          504,591
                  2009..      $0.94        $0.99          544,261
                  2008..      $1.10        $0.94          554,800
                  2007..      $1.08        $1.10          675,761
                  2006..      $1.05        $1.08          622,951
                  2005..      $1.04        $1.05          617,974
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $2.33        $2.99          431,297
                  2013..      $2.35        $2.33          436,732
                  2012..      $2.03        $2.35          411,676
                  2011..      $1.96        $2.03          304,196
                  2010..      $1.55        $1.96          307,079
                  2009..      $1.26        $1.55          315,030
                  2008..      $2.02        $1.26          279,137
                  2007..      $2.44        $2.02          291,273
                  2006..      $1.90        $2.44          301,152
                  2005..      $1.74        $1.90          294,775
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.91(bt)    $2.12        1,430,278
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.84(bt)    $1.96          267,664
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.46(bt)    $2.70          211,690
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.33(bt)    $2.49        1,052,591
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.07               --
                  2013...     $1.00        $1.04               --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.61        $0.56               --
                  2013...     $0.51        $0.61               --
                  2012...     $0.45        $0.51               --
                  2011...     $0.57        $0.45               --
                  2010...     $0.56        $0.57               --
                  2009...     $0.42        $0.56               --
                  2008...     $0.92        $0.42               --
                  2007...     $1.00(f)     $0.92               --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.97        $2.17           63,288
                  2013...     $1.48        $1.97           63,122
                  2012...     $1.31        $1.48           60,863
                  2011...     $1.30        $1.31           51,341
                  2010...     $1.16        $1.30           47,405
                  2009...     $1.01        $1.16           70,023
                  2008...     $1.57        $1.01           71,469
                  2007...     $1.60        $1.57          133,044
                  2006...     $1.40        $1.60          148,770
                  2005...     $1.36        $1.40          298,377


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.18        $1.19          798,800
                  2013...     $1.31        $1.18          693,237
                  2012...     $1.24        $1.31          612,055
                  2011...     $1.13        $1.24          271,299
                  2010...     $1.09        $1.13          190,463
                  2009...     $1.01        $1.09           98,294
                  2008...     $1.05        $1.01           52,752
                  2007...     $1.00(f)     $1.05               --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.99        $0.98          104,411
                  2013...     $1.03        $0.99           92,718
                  2012...     $0.99        $1.03           53,893
                  2011...     $1.00        $0.99            2,877
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.26        $1.27           96,313
                  2013...     $0.99        $1.26           41,151
                  2012...     $0.83        $0.99           29,737
                  2011...     $1.00        $0.83            6,244
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.11        $1.12           33,536
                  2013...     $0.88        $1.11           23,689
                  2012...     $0.76        $0.88           10,407
                  2011...     $1.00        $0.76            7,623
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.28        $1.36          275,744
                  2013...     $1.00        $1.28          266,876
                  2012...     $0.86        $1.00          274,061
                  2011...     $1.00        $0.86               --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.37        $1.49          217,284
                  2013...     $1.04        $1.37          197,096
                  2012...     $0.90        $1.04          162,508
                  2011...     $1.00        $0.90           11,894
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.08        $1.03          143,573
                  2013...     $0.90        $1.08          145,218
                  2012...     $0.78        $0.90          100,109
                  2011...     $1.00        $0.78            9,700
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.03        $0.93          298,539
                  2013...     $0.94        $1.03          210,984
                  2012...     $0.81        $0.94          156,160
                  2011...     $1.00        $0.81            7,601
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.00        $1.03          116,857
                  2013...     $1.05        $1.00               --
                  2012...     $1.05        $1.05           16,716
                  2011...     $1.00        $1.05           18,611
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.92        $2.05          797,333
                  2013...     $1.53        $1.92          851,872
                  2012...     $1.33        $1.53          907,973
                  2011...     $1.35        $1.33        1,002,833
                  2010...     $1.19        $1.35        1,066,250
                  2009...     $0.94        $1.19        1,115,485
                  2008...     $1.67        $0.94        1,209,907
                  2007...     $1.68        $1.67        1,121,335
                  2006...     $1.42        $1.68        1,067,365
                  2005...     $1.37        $1.42        1,131,264

1.80%Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                 2014..     $3.33       $3.47        108,170
                 2013..     $2.50       $3.33        107,176
                 2012..     $2.22       $2.50         77,538
                 2011..     $2.54       $2.22         66,897
                 2010..     $2.01       $2.54         63,680
                 2009..     $1.46       $2.01         41,827
                 2008..     $2.47       $1.46         40,328
                 2007..     $2.18       $2.47         90,899
                 2006..     $1.97       $2.18         94,341
                 2005..     $1.70       $1.97        140,357
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $1.95       $2.05         35,783
                 2013..     $1.55       $1.95         42,644
                 2012..     $1.38       $1.55         52,322
                 2011..     $1.42       $1.38        103,355
                 2010..     $1.30       $1.42         31,292
                 2009..     $1.05       $1.30         37,753
                 2008..     $1.70       $1.05         30,684
                 2007..     $1.67       $1.70         71,001
                 2006..     $1.44       $1.67         74,272
                 2005..     $1.32       $1.44         96,140
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.41       $1.39        232,502
                 2013..     $1.05       $1.41        223,079
                 2012..     $0.90       $1.05        263,445
                 2011..     $0.96       $0.90        183,923
                 2010..     $0.76       $0.96        136,880
                 2009..     $0.60       $0.76        100,438
                 2008..     $0.91       $0.60         63,763
                 2007..     $1.00(f)    $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $2.38       $2.51         71,648
                 2013..     $1.75       $2.38         68,536
                 2012..     $1.61       $1.75        111,974
                 2011..     $1.72       $1.61        116,739
                 2010..     $1.37       $1.72         81,879
                 2009..     $0.98       $1.37         36,522
                 2008..     $1.73       $0.98         41,918
                 2007..     $1.58       $1.73        109,616
                 2006..     $1.48       $1.58         81,998
                 2005..     $1.44       $1.48        123,646
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $2.86       $2.58        142,131
                 2013..     $2.94       $2.86        128,726
                 2012..     $2.65       $2.94        165,330
                 2011..     $3.20       $2.65        138,809
                 2010..     $2.77       $3.20        103,864
                 2009..     $1.64       $2.77         62,278
                 2008..     $3.52       $1.64         68,689
                 2007..     $2.78       $3.52         72,323
                 2006..     $2.21       $2.78         63,113
                 2005..     $1.77       $2.21         43,195
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.04       $1.06             --
                 2013..     $1.00       $1.04             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.06       $1.04        471,297
                 2013..     $1.07       $1.06        402,152
                 2012..     $1.06       $1.07        350,274
                 2011..     $1.02       $1.06        130,452
                 2010..     $1.00       $1.02         56,482


                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..       $1.00       $1.03         212,907
                  2013..       $0.86       $1.00         208,062
                  2012..       $0.77       $0.86         209,399
                  2011..       $0.83       $0.77         218,982
                  2010..       $0.72       $0.83         140,226
                  2009..       $0.58       $0.72         141,229
                  2008..       $0.94       $0.58              --
                  2007..       $1.00(f)    $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.09       $1.11         916,933
                  2013....     $0.99       $1.09       1,265,508
                  2012....     $0.91       $0.99       1,286,488
                  2011....     $0.93       $0.91         504,683
                  2010....     $0.84       $0.93         491,029
                  2009....     $0.72       $0.84         506,634
                  2008....     $0.97       $0.72         513,716
                  2007....     $1.00(f)    $0.97              --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.09       $1.10          86,393
                  2013....     $1.08       $1.09         104,333
                  2012....     $1.05       $1.08         111,844
                  2011....     $1.04       $1.05          13,793
                  2010....     $0.98       $1.04              --
                  2009....     $0.93       $0.98         274,433
                  2008....     $1.00       $0.93              --
                  2007....     $1.00(f)    $1.00              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.05       $1.08         326,804
                  2013....     $0.92       $1.05         533,698
                  2012....     $0.83       $0.92         528,650
                  2011....     $0.87       $0.83         316,004
                  2010....     $0.78       $0.87         889,679
                  2009....     $0.64       $0.78         949,927
                  2008....     $0.95       $0.64         320,250
                  2007....     $1.00(f)    $0.95              --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.09       $1.10         985,973
                  2013....     $1.03       $1.09         933,769
                  2012....     $0.97       $1.03         916,312
                  2011....     $0.98       $0.97         442,482
                  2010....     $0.91       $0.98         152,537
                  2009....     $0.82       $0.91          27,509
                  2008....     $0.99       $0.82           1,864
                  2007....     $1.00(f)    $0.99              --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014....     $1.34       $1.44          24,381
                  2013....     $1.02       $1.34          11,435
                  2012....     $0.88       $1.02           5,035
                  2011....     $0.89       $0.88              --
                  2010....     $0.74       $0.89              --
                  2009....     $0.54       $0.74              --
                  2008....     $0.95       $0.54              --
                  2007....     $1.00(f)    $0.95              --

1.80%Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $2.18        $2.33         257,766
                  2013...     $1.63        $2.18         239,784
                  2012...     $1.40        $1.63         213,467
                  2011...     $1.45        $1.40          77,035
                  2010...     $1.28        $1.45          33,561
                  2009...     $1.01        $1.28          12,062
                  2008...     $1.61        $1.01          14,252
                  2007...     $1.68        $1.61          11,480
                  2006...     $1.47        $1.68           9,509
                  2005...     $1.44        $1.47          18,072
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.17        $2.35          23,383
                  2013...     $1.65        $2.17           3,240
                  2012...     $1.47        $1.65           3,757
                  2011...     $1.53        $1.47          12,637
                  2010...     $1.39        $1.53          10,782
                  2009...     $1.14        $1.39           8,768
                  2008...     $1.72        $1.14          10,750
                  2007...     $1.70        $1.72          14,054
                  2006...     $1.50        $1.70          12,656
                  2005...     $1.39        $1.50          33,262
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.45        $1.54         170,361
                  2013...     $1.18        $1.45         182,731
                  2012...     $1.07        $1.18         148,587
                  2011...     $1.11        $1.07         131,620
                  2010...     $1.05        $1.11         134,494
                  2009...     $0.80        $1.05         147,407
                  2008...     $1.32        $0.80         155,867
                  2007...     $1.32        $1.32         160,234
                  2006...     $1.22        $1.32         160,909
                  2005...     $1.18        $1.22         181,007
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.36        $1.36         283,502
                  2013...     $1.01        $1.36         268,323
                  2012...     $0.90        $1.01         328,876
                  2011...     $0.93        $0.90         154,649
                  2010...     $0.74        $0.93         126,718
                  2009...     $0.62        $0.74         106,232
                  2008...     $0.92        $0.62          48,589
                  2007...     $1.00(f)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $3.00        $2.79         459,240
                  2013...     $2.44        $3.00         549,865
                  2012...     $2.09        $2.44         628,653
                  2011...     $2.29        $2.09         423,953
                  2010...     $2.14        $2.29         296,805
                  2009...     $1.75        $2.14         173,900
                  2008...     $2.40        $1.75         179,578
                  2007...     $1.69        $2.40         111,948
                  2006...     $1.43        $1.69         127,482
                  2005...     $1.17        $1.43          89,517
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.92        $2.03         174,672
                  2013...     $1.58        $1.92         184,888
                  2012...     $1.44        $1.58         188,314
                  2011...     $1.42        $1.44          40,219
                  2010...     $1.23        $1.42          49,237
                  2009...     $1.11        $1.23          58,460
                  2008...     $1.43        $1.11          81,848
                  2007...     $1.28        $1.43          78,563
                  2006...     $1.17        $1.28          82,487
                  2005...     $1.14        $1.17          86,260


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.27         $2.45          220,903
                  2013...     $1.73         $2.27          244,382
                  2012...     $1.49         $1.73          239,710
                  2011...     $1.49         $1.49          140,060
                  2010...     $1.26         $1.49           17,133
                  2009...     $1.03         $1.26               --
                  2008...     $1.60         $1.03           25,190
                  2007...     $1.44         $1.60               --
                  2006...     $0.00         $1.44            1,947
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $2.01         $2.00          335,090
                  2013...     $1.72         $2.01          336,899
                  2012...     $1.48         $1.72          302,632
                  2011...     $1.63         $1.48          129,017
                  2010...     $1.45         $1.63           62,053
                  2009...     $1.16         $1.45           35,716
                  2008...     $2.04         $1.16           36,440
                  2007...     $1.71         $2.04           59,203
                  2006...     $1.44         $1.71           42,847
                  2005...     $1.26         $1.44           18,964
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(I):
                  2014...     $1.31         $1.12          475,213
                  2013...     $1.24         $1.31          469,503
                  2012...     $1.24         $1.24          473,743
                  2011...     $1.61         $1.24          373,742
                  2010...     $1.40         $1.61          242,704
                  2009...     $0.82         $1.40          128,482
                  2008...     $2.16         $0.82          123,416
                  2007...     $1.53         $2.16           87,473
                  2006...     $1.25         $1.53           45,785
                  2005...     $1.00(e)      $1.25           31,955
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.03         $1.03        1,043,487
                  2013...     $1.00         $1.03            4,877
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014...     $2.53         $2.52          614,569
                  2013...     $2.06         $2.53          601,225
                  2012...     $1.85         $2.06          618,875
                  2011...     $2.19         $1.85          463,420
                  2010...     $1.95         $2.19          408,023
                  2009...     $1.45         $1.95          399,291
                  2008...     $2.56         $1.45          405,812
                  2007...     $2.37         $2.56          397,848
                  2006...     $1.87         $2.37          348,360
                  2005...     $1.71         $1.87          288,873
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $3.31         $3.19           73,562
                  2013...     $2.14         $3.31           62,901
                  2012...     $1.95         $2.14           72,570
                  2011...     $2.13         $1.95           38,488
                  2010...     $1.54         $2.13           27,434
                  2009...     $1.11         $1.54           30,967
                  2008...     $2.18         $1.11           30,912
                  2007...     $2.08         $2.18           40,963
                  2006...     $1.89         $2.08           18,669
                  2005...     $1.59         $1.89           18,771

1.80%Variable Account Charge Continued


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $2.29        $2.43         280,077
                  2013..     $1.79        $2.29         275,923
                  2012..     $1.61        $1.79         248,258
                  2011..     $1.65        $1.61          86,402
                  2010..     $1.27        $1.65          41,164
                  2009..     $0.89        $1.27          41,569
                  2008..     $1.41        $0.89          44,122
                  2007..     $1.28        $1.41           4,280
                  2006..     $1.20        $1.28             983
                  2005..     $1.00(e)     $1.20           1,040
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014..     $1.05        $1.07          17,422
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014..     $1.05        $1.07              --
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.05              --
                  2013..     $1.00        $1.04              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.39        $3.42         206,472
                  2013..     $2.21        $3.39         220,471
                  2012..     $1.76        $2.21         230,269
                  2011..     $1.90        $1.76         102,798
                  2010..     $1.71        $1.90          85,508
                  2009..     $1.21        $1.71          52,887
                  2008..     $1.87        $1.21          43,374
                  2007..     $1.53        $1.87          64,143
                  2006..     $1.44        $1.53          39,185
                  2005..     $1.25        $1.44          41,282
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.74        $2.88         217,871
                  2013..     $2.09        $2.74         222,050
                  2012..     $1.79        $2.09         222,768
                  2011..     $2.09        $1.79         220,142
                  2010..     $1.69        $2.09         231,213
                  2009..     $1.33        $1.69         240,337
                  2008..     $1.83        $1.33         271,924
                  2007..     $1.95        $1.83         296,312
                  2006..     $1.70        $1.95         288,855
                  2005..     $1.66        $1.70         266,675
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.94        $2.11         130,426
                  2013..     $1.46        $1.94         128,610
                  2012..     $1.25        $1.46         156,365
                  2011..     $1.37        $1.25          69,896
                  2010..     $1.18        $1.37          26,710
                  2009..     $0.95        $1.18          13,561
                  2008..     $1.46        $0.95          13,337
                  2007..     $1.46        $1.46           5,327
                  2006..     $1.27        $1.46             971
                  2005..     $1.24        $1.27           3,461
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $2.03        $2.16          24,941
                  2013..     $1.72        $2.03          33,511
                  2012..     $1.55        $1.72          55,681
                  2011..     $1.55        $1.55          55,066
                  2010..     $1.46        $1.55          18,982
                  2009..     $1.19        $1.46          12,982
                  2008..     $1.44        $1.19           2,892
                  2007..     $0.00        $1.44           4,196
                  2006..     $1.23        $0.00              --
                  2005..     $1.16        $1.23          19,240


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.51       $2.68         99,750
                 2013..     $1.95       $2.51        100,749
                 2012..     $1.61       $1.95         90,795
                 2011..     $1.76       $1.61         81,147
                 2010..     $1.68       $1.76        131,674
                 2009..     $1.17       $1.68         71,242
                 2008..     $2.14       $1.17         73,158
                 2007..     $1.60       $2.14         33,467
                 2006..     $1.49       $1.60         28,030
                 2005..     $1.35       $1.49         43,327
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $3.11       $2.68        277,634
                 2013..     $2.77       $3.11        276,510
                 2012..     $2.49       $2.77        290,752
                 2011..     $3.75       $2.49        242,413
                 2010..     $3.05       $3.75        225,233
                 2009..     $1.74       $3.05        199,055
                 2008..     $3.70       $1.74        198,781
                 2007..     $2.94       $3.70        122,096
                 2006..     $2.04       $2.94         70,098
                 2005..     $1.58       $2.04         66,382
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.27       $1.35        287,435
                 2013..     $1.03       $1.27        283,145
                 2012..     $0.94       $1.03        359,814
                 2011..     $0.99       $0.94        210,622
                 2010..     $0.87       $0.99        221,635
                 2009..     $0.67       $0.87         52,646
                 2008..     $0.95       $0.67         21,469
                 2007..     $1.00(f)    $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.85       $1.97         19,863
                 2013..     $1.37       $1.85         18,320
                 2012..     $1.20       $1.37         37,980
                 2011..     $1.30       $1.20             --
                 2010..     $1.03       $1.30             --
                 2009..     $0.74       $1.03          1,764
                 2008..     $1.56       $0.74          4,482
                 2007..     $1.45       $1.56          7,394
                 2006..     $1.44       $1.45          3,172
                 2005..     $1.43       $1.44         10,905
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.74       $0.69        364,931
                 2013..     $0.76       $0.74        321,110
                 2012..     $0.64       $0.76        304,740
                 2011..     $0.80       $0.64        134,722
                 2010..     $0.69       $0.80         98,359
                 2009..     $0.41       $0.69         59,249
                 2008..     $0.97       $0.41         49,824
                 2007..     $1.00(f)    $0.97         25,785
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.24       $1.35         14,158
                 2013..     $0.92       $1.24         29,601
                 2012..     $0.85       $0.92             --
                 2011..     $0.89       $0.85             --
                 2010..     $0.74       $0.89             --
                 2009..     $0.57       $0.74             --
                 2008..     $0.96       $0.57             --
                 2007..     $1.00(f)    $0.96             --

1.80%Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $3.10       $2.82          64,839
                 2013..     $2.51       $3.10          43,791
                 2012..     $2.10       $2.51          19,821
                 2011..     $2.31       $2.10          17,954
                 2010..     $2.05       $2.31          18,112
                 2009..     $1.50       $2.05           9,971
                 2008..     $2.69       $1.50          12,802
                 2007..     $2.42       $2.69          43,256
                 2006..     $1.91       $2.42          56,206
                 2005..     $1.69       $1.91          57,979
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.37       $1.50           5,585
                 2013..     $0.99       $1.37           5,758
                 2012..     $0.86       $0.99           6,216
                 2011..     $0.90       $0.86           6,362
                 2010..     $0.74       $0.90          18,736
                 2009..     $0.55       $0.74              --
                 2008..     $0.91       $0.55              --
                 2007..     $1.00(f)    $0.91              --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.08              --
                 2013..     $1.00       $1.04              --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.02       $1.01         598,096
                 2013..     $1.04       $1.02         516,702
                 2012..     $1.01       $1.04         484,113
                 2011..     $1.01       $1.01         271,945
                 2010..     $1.00       $1.01         148,548
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.08       $1.11       1,486,781
                 2013..     $1.13       $1.08       1,411,509
                 2012..     $1.05       $1.13       1,251,003
                 2011..     $1.03       $1.05         465,154
                 2010..     $1.00       $1.03          99,697
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.88       $2.07          15,325
                 2013..     $1.44       $1.88          17,638
                 2012..     $1.23       $1.44           4,118
                 2011..     $1.23       $1.23              --
                 2010..     $1.11       $1.23           1,137
                 2009..     $0.88       $1.11           1,078
                 2008..     $1.61       $0.88           1,036
                 2007..     $0.00       $1.61             907
                 2006..     $1.52       $0.00              --
                 2005..     $1.46       $1.52             866
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.83       $1.99          45,831
                 2013..     $1.37       $1.83          44,332
                 2012..     $1.17       $1.37          44,599
                 2011..     $1.25       $1.17              --
                 2010..     $1.12       $1.25              --
                 2009..     $0.88       $1.12              --
                 2008..     $0.00       $0.88          47,664
                 2007..     $0.00       $0.00              --
                 2006..     $1.38       $0.00              --
                 2005..     $1.34       $1.38          18,653


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.90       $1.74         50,488
                 2013..     $1.51       $1.90         61,036
                 2012..     $1.26       $1.51         76,180
                 2011..     $1.55       $1.26         95,544
                 2010..     $1.43       $1.55        105,111
                 2009..     $1.17       $1.43        105,340
                 2008..     $2.12       $1.17        106,828
                 2007..     $2.00       $2.12        103,056
                 2006..     $1.59       $2.00         94,980
                 2005..     $1.44       $1.59        103,805
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.09       $2.33         11,670
                 2013..     $1.56       $2.09         11,682
                 2012..     $1.36       $1.56             --
                 2011..     $1.46       $1.36             --
                 2010..     $1.24       $1.46             --
                 2009..     $0.96       $1.24             --
                 2008..     $1.59       $0.96             --
                 2007..     $1.53       $1.59         19,507
                 2006..     $0.00       $1.53         19,522
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.03       $2.19         45,277
                 2013..     $1.44       $2.03         45,727
                 2012..     $1.28       $1.44         76,128
                 2011..     $1.59       $1.28         76,564
                 2010..     $1.34       $1.59         36,106
                 2009..     $0.83       $1.34             --
                 2008..     $1.35       $0.83         11,478
                 2007..     $1.30       $1.35         29,510
                 2006..     $1.25       $1.30         29,688
                 2005..     $1.21       $1.25         29,867
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.09         73,223
                 2013..     $1.02       $1.08             --
                 2012..     $1.00       $1.02         31,069
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03         77,883
                 2013..     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.15       $1.15        343,126
                 2013..     $1.01       $1.15        491,135
                 2012..     $1.00       $1.01        497,622
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.12       $1.13        294,397
                 2013..     $1.02       $1.12        299,759
                 2012..     $1.00       $1.02        305,209

1.85% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.22       $1.27      13,384,070
                 2013..     $1.25       $1.22      11,383,676
                 2012..     $1.18       $1.25       9,489,713
                 2011..     $1.12       $1.18       9,613,880
                 2010..     $1.04       $1.12       9,400,906
                 2009..     $0.92       $1.04       9,018,635
                 2008..     $1.08       $0.92       6,972,110
                 2007..     $1.07       $1.08       3,420,941
                 2006..     $1.05       $1.07       2,046,102
                 2005..     $1.04       $1.05       1,789,083

1.85% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.74       $2.94       2,208,847
                 2013..     $2.11       $2.74       2,326,886
                 2012..     $1.83       $2.11       2,460,488
                 2011..     $1.91       $1.83       2,225,867
                 2010..     $1.54       $1.91       2,131,799
                 2009..     $1.15       $1.54       2,102,240
                 2008..     $1.85       $1.15       1,828,279
                 2007..     $1.75       $1.85         929,156
                 2006..     $1.63       $1.75         632,817
                 2005..     $1.48       $1.63         542,977
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.96       $2.18       2,240,629
                 2013..     $1.52       $1.96       1,844,995
                 2012..     $1.34       $1.52         390,648
                 2011..     $1.34       $1.34         303,718
                 2010..     $1.19       $1.34         254,942
                 2009..     $0.97       $1.19         495,104
                 2008..     $1.57       $0.97         439,628
                 2007..     $1.52       $1.57         100,183
                 2006..     $1.34       $1.52         115,943
                 2005..     $1.31       $1.34         106,231
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.47       $1.47       4,899,301
                 2013..     $1.50       $1.47       4,835,369
                 2012..     $1.31       $1.50       3,792,340
                 2011..     $1.34       $1.31       3,377,658
                 2010..     $1.20       $1.34       2,347,081
                 2009..     $1.04       $1.20       2,019,202
                 2008..     $1.02       $1.04       1,753,277
                 2007..     $0.95       $1.02         869,440
                 2006..     $0.93       $0.95         255,707
                 2005..     $1.00(e)    $0.93         168,466
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.12      14,137,548
                 2013..     $1.00(ap)   $1.06       3,667,139
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.95       $0.93       6,569,631
                 2013..     $0.97       $0.95       4,164,298
                 2012..     $0.99       $0.97       4,202,714
                 2011..     $1.00       $0.99       4,468,094
                 2010..     $1.02       $1.00       2,656,270
                 2009..     $1.04       $1.02       2,508,234
                 2008..     $1.04       $1.04       3,280,001
                 2007..     $1.01       $1.04         996,146
                 2006..     $0.99       $1.01         434,075
                 2005..     $0.98       $0.99         505,212
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.06       $1.11       3,926,173
                 2013..     $1.11       $1.06       3,261,102
                 2012..     $1.09       $1.11       1,541,572
                 2011..     $1.04       $1.09       1,467,677
                 2010..     $0.99       $1.04       1,670,501
                 2009..     $0.93       $0.99       1,740,149
                 2008..     $1.09       $0.93       1,333,016
                 2007..     $1.08       $1.09         820,701
                 2006..     $1.04       $1.08         522,887
                 2005..     $1.03       $1.04         455,705


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $2.32        $2.97        2,592,763
                  2013..      $2.34        $2.32        2,385,722
                  2012..      $2.02        $2.34        1,506,656
                  2011..      $1.95        $2.02        1,444,573
                  2010..      $1.54        $1.95        1,408,128
                  2009..      $1.26        $1.54        1,365,113
                  2008..      $2.02        $1.26        1,021,358
                  2007..      $2.44        $2.02          591,607
                  2006..      $1.90        $2.44          528,742
                  2005..      $1.74        $1.90          414,996
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.90(bt)    $2.11        7,039,289
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.83(bt)    $1.95        1,196,501
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.44(bt)    $2.69        2,992,654
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.31(bt)    $2.48        7,452,783
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.07       10,057,358
                  2013...     $1.00        $1.04        3,821,950
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.61        $0.56          208,929
                  2013...     $0.51        $0.61          251,349
                  2012...     $0.45        $0.51          219,510
                  2011...     $0.57        $0.45          179,319
                  2010...     $0.56        $0.57          147,008
                  2009...     $0.42        $0.56          117,988
                  2008...     $0.92        $0.42           80,478
                  2007...     $1.00(f)     $0.92            1,142
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.96        $2.16          137,242
                  2013...     $1.47        $1.96          189,375
                  2012...     $1.31        $1.47          157,283
                  2011...     $1.30        $1.31          113,199
                  2010...     $1.16        $1.30           82,544
                  2009...     $1.00        $1.16           49,840
                  2008...     $1.57        $1.00           56,418
                  2007...     $1.60        $1.57           53,841
                  2006...     $1.40        $1.60           53,792
                  2005...     $1.36        $1.40           33,764
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.17        $1.19       10,131,207
                  2013...     $1.30        $1.17        9,316,951
                  2012...     $1.24        $1.30        5,167,206
                  2011...     $1.13        $1.24        3,002,099
                  2010...     $1.09        $1.13        1,932,423
                  2009...     $1.01        $1.09          870,460
                  2008...     $1.05        $1.01          326,363
                  2007...     $1.00(f)     $1.05               --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.99        $0.98          406,264
                  2013...     $1.03        $0.99          274,632
                  2012...     $0.99        $1.03          302,345
                  2011...     $1.00        $0.99          178,097
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.26        $1.27          806,783
                  2013...     $0.99        $1.26          625,621
                  2012...     $0.83        $0.99          304,429
                  2011...     $1.00        $0.83           98,295

1.85% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014..      $1.11        $1.12          692,573
                  2013..      $0.88        $1.11          644,734
                  2012..      $0.76        $0.88          169,028
                  2011..      $1.00        $0.76           77,031
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014..      $1.28        $1.36        3,899,600
                  2013..      $1.00        $1.28        4,214,140
                  2012..      $0.86        $1.00          397,679
                  2011..      $1.00        $0.86          283,827
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014..      $1.37        $1.48        1,843,355
                  2013..      $1.04        $1.37        1,497,908
                  2012..      $0.90        $1.04          425,987
                  2011..      $1.00        $0.90          189,146
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.07        $1.03        1,991,917
                  2013...     $0.90        $1.07        1,408,465
                  2012...     $0.78        $0.90          203,619
                  2011...     $1.00        $0.78          145,867
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.03        $0.93        1,081,397
                  2013...     $0.94        $1.03          809,636
                  2012...     $0.81        $0.94          383,451
                  2011...     $1.00        $0.81          109,806
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.00        $1.03        1,094,540
                  2013...     $1.05        $1.00          956,258
                  2012...     $1.05        $1.05          345,985
                  2011...     $1.00        $1.05          148,655
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.91        $2.04        3,053,564
                  2013...     $1.52        $1.91        3,166,980
                  2012...     $1.33        $1.52        2,425,377
                  2011...     $1.34        $1.33        2,727,833
                  2010...     $1.19        $1.34        3,203,610
                  2009...     $0.93        $1.19        3,487,968
                  2008...     $1.66        $0.93        3,205,710
                  2007...     $1.67        $1.66        2,040,589
                  2006...     $1.42        $1.67        1,671,970
                  2005...     $1.37        $1.42        1,626,120
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $3.32        $3.45          786,829
                  2013...     $2.49        $3.32          689,173
                  2012...     $2.21        $2.49          572,863
                  2011...     $2.53        $2.21          543,156
                  2010...     $2.00        $2.53          493,978
                  2009...     $1.46        $2.00          478,432
                  2008...     $2.46        $1.46          447,725
                  2007...     $2.17        $2.46          323,094
                  2006...     $1.97        $2.17          302,393
                  2005...     $1.70        $1.97          240,495
                FRANKLIN MUTUAL SHARES VIP SUB-ACSCOUNT(BA):
                  2014...     $1.94        $2.04          202,480
                  2013...     $1.54        $1.94          219,261
                  2012...     $1.37        $1.54          254,934
                  2011...     $1.41        $1.37          274,706
                  2010...     $1.29        $1.41          226,809
                  2009...     $1.05        $1.29          286,982
                  2008...     $1.69        $1.05          304,210
                  2007...     $1.67        $1.69          213,000
                  2006...     $1.43        $1.67          187,316
                  2005...     $1.32        $1.43          182,080


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.40        $1.38        2,817,198
                  2013...     $1.05        $1.40        2,297,981
                  2012...     $0.90        $1.05        1,357,264
                  2011...     $0.95        $0.90        1,235,683
                  2010...     $0.76        $0.95          971,328
                  2009...     $0.60        $0.76          819,064
                  2008...     $0.91        $0.60          484,527
                  2007...     $1.00(f)     $0.91               --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $2.37        $2.50          256,101
                  2013...     $1.75        $2.37          359,574
                  2012...     $1.60        $1.75          130,770
                  2011...     $1.72        $1.60           91,051
                  2010...     $1.37        $1.72           72,540
                  2009...     $0.97        $1.37           83,690
                  2008...     $1.72        $0.97           93,779
                  2007...     $1.58        $1.72           77,998
                  2006...     $1.48        $1.58           67,784
                  2005...     $1.44        $1.48           42,882
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014...     $2.85        $2.56          656,576
                  2013...     $2.93        $2.85          622,858
                  2012...     $2.64        $2.93          479,269
                  2011...     $3.19        $2.64          416,709
                  2010...     $2.76        $3.19          395,934
                  2009...     $1.63        $2.76          414,316
                  2008...     $3.51        $1.63          430,606
                  2007...     $2.78        $3.51          375,237
                  2006...     $2.21        $2.78          318,390
                  2005...     $1.77        $2.21          285,145
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014...     $1.04        $1.06       10,768,561
                  2013...     $1.00        $1.04        6,100,456
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014...     $1.06        $1.03        6,019,038
                  2013...     $1.07        $1.06        5,723,212
                  2012...     $1.06        $1.07        2,370,190
                  2011...     $1.02        $1.06          915,753
                  2010...     $1.00        $1.02          331,551
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.00        $1.02        1,559,021
                  2013...     $0.86        $1.00        1,205,852
                  2012...     $0.77        $0.86          707,244
                  2011...     $0.82        $0.77          629,830
                  2010...     $0.72        $0.82          564,937
                  2009...     $0.58        $0.72          523,589
                  2008...     $0.94        $0.58        1,078,619
                  2007...     $1.00(f)     $0.94           59,475
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.08        $1.11        8,245,686
                  2013...     $0.99        $1.08        9,596,518
                  2012...     $0.91        $0.99        8,249,613
                  2011...     $0.93        $0.91        7,680,986
                  2010...     $0.84        $0.93        6,972,524
                  2009...     $0.72        $0.84        5,872,763
                  2008...     $0.97        $0.72        3,062,308
                  2007...     $1.00(f)     $0.97        1,303,752

1.85% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.09        $1.10        3,656,038
                  2013...     $1.08        $1.09        4,026,292
                  2012...     $1.05        $1.08        4,378,511
                  2011...     $1.03        $1.05        3,962,946
                  2010...     $0.98        $1.03        3,000,615
                  2009...     $0.93        $0.98        2,053,562
                  2008...     $1.00        $0.93          326,459
                  2007...     $1.00(f)     $1.00               --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.04        $1.07        6,102,446
                  2013...     $0.91        $1.04        7,441,147
                  2012...     $0.82        $0.91        7,390,773
                  2011...     $0.87        $0.82        7,793,179
                  2010...     $0.77        $0.87        8,632,126
                  2009...     $0.64        $0.77        8,166,250
                  2008...     $0.95        $0.64        4,930,458
                  2007...     $1.00(f)     $0.95          294,248
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.08        $1.10        5,220,553
                  2013...     $1.03        $1.08        5,340,092
                  2012...     $0.97        $1.03        4,068,347
                  2011...     $0.98        $0.97        3,737,551
                  2010...     $0.91        $0.98        2,784,740
                  2009...     $0.82        $0.91        2,256,461
                  2008...     $0.99        $0.82        1,281,709
                  2007...     $1.00(f)     $0.99           55,425
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.33        $1.43          613,897
                  2013...     $1.01        $1.33        1,160,051
                  2012...     $0.88        $1.01          209,063
                  2011...     $0.89        $0.88           62,582
                  2010...     $0.74        $0.89           49,032
                  2009...     $0.54        $0.74           23,682
                  2008...     $0.95        $0.54               --
                  2007...     $1.00(f)     $0.95               --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $2.16        $2.32        4,476,810
                  2013...     $1.63        $2.16        2,633,931
                  2012...     $1.39        $1.63        1,146,866
                  2011...     $1.45        $1.39          661,127
                  2010...     $1.28        $1.45          298,508
                  2009...     $1.01        $1.28          142,645
                  2008...     $1.61        $1.01          150,584
                  2007...     $1.68        $1.61          162,088
                  2006...     $1.47        $1.68          217,729
                  2005...     $1.44        $1.47          201,177
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.44        $1.53          652,144
                  2013...     $1.17        $1.44          167,011
                  2012...     $1.06        $1.17           70,500
                  2011...     $1.10        $1.06           47,157
                  2010...     $1.04        $1.10           24,255
                  2009...     $0.80        $1.04           19,420
                  2008...     $1.32        $0.80            4,432
                  2007...     $1.32        $1.32            2,549
                  2006...     $0.00        $1.32            2,492


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.16       $2.33          69,563
                  2013...     $1.65       $2.16         159,283
                  2012...     $1.47       $1.65          65,203
                  2011...     $1.53       $1.47          74,719
                  2010...     $1.39       $1.53          64,322
                  2009...     $1.14       $1.39          58,160
                  2008...     $1.71       $1.14          40,513
                  2007...     $1.70       $1.71          50,927
                  2006...     $1.49       $1.70          56,672
                  2005...     $1.39       $1.49          42,281
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.35       $1.35       2,770,822
                  2013...     $1.00       $1.35       2,888,856
                  2012...     $0.90       $1.00       1,745,588
                  2011...     $0.93       $0.90       1,565,010
                  2010...     $0.74       $0.93       1,347,281
                  2009...     $0.62       $0.74       1,190,641
                  2008...     $0.92       $0.62         643,996
                  2007...     $1.00(f)    $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $2.98       $2.78       3,078,333
                  2013...     $2.43       $2.98       3,167,124
                  2012...     $2.08       $2.43       2,736,791
                  2011...     $2.28       $2.08       2,552,534
                  2010...     $2.14       $2.28       1,757,335
                  2009...     $1.74       $2.14       1,373,455
                  2008...     $2.39       $1.74       1,130,276
                  2007...     $1.69       $2.39         465,822
                  2006...     $1.43       $1.69         207,679
                  2005...     $1.17       $1.43          44,532
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.91       $2.02         841,025
                  2013...     $1.57       $1.91         778,268
                  2012...     $1.43       $1.57         474,197
                  2011...     $1.41       $1.43         282,644
                  2010...     $1.23       $1.41         194,586
                  2009...     $1.11       $1.23         127,539
                  2008...     $1.43       $1.11         100,711
                  2007...     $1.28       $1.43          77,418
                  2006...     $1.17       $1.28          29,839
                  2005...     $0.00       $1.17          13,257
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.26       $2.44       4,010,978
                  2013...     $1.73       $2.26       2,254,088
                  2012...     $1.48       $1.73         593,434
                  2011...     $1.49       $1.48         299,038
                  2010...     $1.25       $1.49         155,186
                  2009...     $1.03       $1.25         132,657
                  2008...     $1.61       $1.03         109,088
                  2007...     $1.43       $1.61          63,543
                  2006...     $1.25       $1.43          61,069
                  2005...     $1.17       $1.25          43,844
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $2.00       $1.99       3,234,301
                  2013...     $1.71       $2.00       2,823,154
                  2012...     $1.48       $1.71       1,292,022
                  2011...     $1.62       $1.48         853,229
                  2010...     $1.44       $1.62         389,818
                  2009...     $1.16       $1.44         154,060
                  2008...     $2.04       $1.16         115,206
                  2007...     $1.71       $2.04          91,529
                  2006...     $1.44       $1.71          86,626
                  2005...     $1.26       $1.44          92,578

1.85% Variable Account Charge Continued


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(I):
                  2014...     $1.31         $1.12        1,543,318
                  2013...     $1.23         $1.31        1,240,095
                  2012...     $1.23         $1.23        1,107,140
                  2011...     $1.60         $1.23          988,464
                  2010...     $1.39         $1.60          987,896
                  2009...     $0.82         $1.39          960,531
                  2008...     $2.16         $0.82          678,009
                  2007...     $1.53         $2.16          402,211
                  2006...     $1.24         $1.53          152,432
                  2005...     $1.00(e)      $1.24          103,222
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.03         $1.03        6,436,558
                  2013...     $1.00         $1.03        1,236,250
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014...     $2.52         $2.51        3,545,973
                  2013...     $2.05         $2.52        3,799,110
                  2012...     $1.84         $2.05        3,332,314
                  2011...     $2.18         $1.84        2,908,128
                  2010...     $1.95         $2.18        2,551,762
                  2009...     $1.45         $1.95        2,363,567
                  2008...     $2.56         $1.45        2,077,081
                  2007...     $2.37         $2.56        1,216,238
                  2006...     $1.86         $2.37        1,054,098
                  2005...     $1.71         $1.86          996,058
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $3.29         $3.17          297,722
                  2013...     $2.13         $3.29          325,800
                  2012...     $1.94         $2.13          313,455
                  2011...     $2.13         $1.94          155,024
                  2010...     $1.54         $2.13          102,961
                  2009...     $1.11         $1.54          121,171
                  2008...     $2.17         $1.11          105,742
                  2007...     $2.08         $2.17          100,786
                  2006...     $1.89         $2.08          109,882
                  2005...     $1.59         $1.89          107,537
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $2.28         $2.41        2,290,952
                  2013...     $1.79         $2.28        2,031,123
                  2012...     $1.60         $1.79          513,267
                  2011...     $1.64         $1.60          177,771
                  2010...     $1.27         $1.64          132,657
                  2009...     $0.88         $1.27           68,407
                  2008...     $1.41         $0.88           59,603
                  2007...     $1.28         $1.41           47,504
                  2006...     $1.20         $1.28           47,726
                  2005...     $1.00(e)      $1.20           23,053
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014...     $1.05         $1.06        5,144,995
                  2013...     $1.00         $1.05          188,769
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014...     $1.05         $1.07        2,248,894
                  2013...     $1.00         $1.05          222,816
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014...     $1.04         $1.05          511,454
                  2013...     $1.00         $1.04            3,590


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.37        $3.40          858,573
                  2013..     $2.20        $3.37          764,335
                  2012..     $1.75        $2.20          433,938
                  2011..     $1.89        $1.75          388,326
                  2010..     $1.71        $1.89          336,023
                  2009..     $1.21        $1.71          319,605
                  2008..     $1.86        $1.21          233,774
                  2007..     $1.53        $1.86          218,161
                  2006..     $1.44        $1.53          177,520
                  2005..     $1.25        $1.44          128,505
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.72        $2.86          866,131
                  2013..     $2.08        $2.72          908,399
                  2012..     $1.79        $2.08          677,144
                  2011..     $2.09        $1.79          721,828
                  2010..     $1.68        $2.09          785,593
                  2009..     $1.33        $1.68          874,321
                  2008..     $1.83        $1.33          909,211
                  2007..     $1.94        $1.83          770,693
                  2006..     $1.69        $1.94          595,226
                  2005..     $1.66        $1.69          584,076
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.93        $2.10        2,830,441
                  2013..     $1.45        $1.93        2,042,524
                  2012..     $1.25        $1.45          486,788
                  2011..     $1.37        $1.25          339,136
                  2010..     $1.17        $1.37          126,636
                  2009..     $0.94        $1.17           65,537
                  2008..     $1.45        $0.94           69,266
                  2007..     $1.45        $1.45           70,420
                  2006..     $1.27        $1.45           64,570
                  2005..     $1.24        $1.27           32,247
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $2.02        $2.14        1,532,411
                  2013..     $1.72        $2.02        1,076,675
                  2012..     $1.54        $1.72          905,435
                  2011..     $1.55        $1.54          764,523
                  2010..     $1.46        $1.55          652,728
                  2009..     $1.18        $1.46          604,197
                  2008..     $1.44        $1.18          466,476
                  2007..     $1.33        $1.44           36,729
                  2006..     $1.22        $1.33           49,297
                  2005..     $1.16        $1.22           27,539
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                  2014..     $2.50        $2.66        1,063,877
                  2013..     $1.94        $2.50        1,185,742
                  2012..     $1.60        $1.94          572,266
                  2011..     $1.75        $1.60          645,556
                  2010..     $1.67        $1.75          661,934
                  2009..     $1.17        $1.67          619,981
                  2008..     $2.14        $1.17          501,406
                  2007..     $1.59        $2.14          296,746
                  2006..     $1.49        $1.59          123,077
                  2005..     $1.35        $1.49          109,896
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                  2014..     $3.09        $2.67        1,796,861
                  2013..     $2.76        $3.09        1,748,031
                  2012..     $2.48        $2.76        1,710,070
                  2011..     $3.74        $2.48        1,664,454
                  2010..     $3.04        $3.74        1,584,016
                  2009..     $1.73        $3.04        1,708,369
                  2008..     $3.69        $1.73        1,656,845
                  2007..     $2.94        $3.69          758,652
                  2006..     $2.04        $2.94          487,124
                  2005..     $1.58        $2.04          462,116

1.85% Variable Account Charge Continued


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(H):
                  2014..     $1.26        $1.35        2,869,268
                  2013..     $1.02        $1.26        2,843,442
                  2012..     $0.94        $1.02        1,431,285
                  2011..     $0.99        $0.94        1,079,380
                  2010..     $0.87        $0.99          825,211
                  2009..     $0.67        $0.87          624,891
                  2008..     $0.95        $0.67          363,631
                  2007..     $1.00(f)     $0.95               --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2014..     $1.84        $1.96          108,593
                  2013..     $1.37        $1.84           67,651
                  2012..     $1.20        $1.37           37,047
                  2011..     $1.30        $1.20           54,966
                  2010..     $1.02        $1.30           47,400
                  2009..     $0.74        $1.02           44,667
                  2008..     $1.55        $0.74           42,583
                  2007..     $1.45        $1.55           30,254
                  2006..     $1.44        $1.45           29,246
                  2005..     $1.43        $1.44           34,964
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                  2014..     $0.73        $0.69        5,790,066
                  2013..     $0.76        $0.73        4,079,811
                  2012..     $0.64        $0.76        1,377,203
                  2011..     $0.80        $0.64        1,039,583
                  2010..     $0.69        $0.80          769,830
                  2009..     $0.41        $0.69          529,033
                  2008..     $0.97        $0.41          322,291
                  2007..     $1.00(f)     $0.97           41,100
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2014..     $1.24        $1.34          189,913
                  2013..     $0.92        $1.24          257,466
                  2012..     $0.85        $0.92           93,567
                  2011..     $0.89        $0.85           68,729
                  2010..     $0.74        $0.89           67,503
                  2009..     $0.57        $0.74               --
                  2008..     $0.96        $0.57               --
                  2007..     $1.00(f)     $0.96               --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BC):
                  2014..     $3.08        $2.81        2,341,440
                  2013..     $2.49        $3.08        1,735,976
                  2012..     $2.09        $2.49          250,075
                  2011..     $2.30        $2.09          250,353
                  2010..     $2.05        $2.30          181,214
                  2009..     $1.50        $2.05          157,626
                  2008..     $2.68        $1.50          120,375
                  2007..     $2.42        $2.68          102,199
                  2006..     $1.91        $2.42          117,067
                  2005..     $1.69        $1.91          113,377
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                  2014..     $1.37        $1.50          571,774
                  2013..     $0.99        $1.37          576,440
                  2012..     $0.86        $0.99          206,754
                  2011..     $0.89        $0.86           89,436
                  2010..     $0.74        $0.89           66,815
                  2009..     $0.55        $0.74           57,914
                  2008..     $0.91        $0.55           59,741
                  2007..     $1.00(f)     $0.91               --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                  2014..     $1.04        $1.08        5,525,506
                  2013..     $1.00        $1.04        1,927,479


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.02       $1.01      11,748,531
                 2013..     $1.04       $1.02      11,006,256
                 2012..     $1.00       $1.04       6,527,515
                 2011..     $1.01       $1.00       4,424,373
                 2010..     $1.00       $1.01       1,503,971
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.08       $1.11      29,315,598
                 2013..     $1.12       $1.08      25,870,572
                 2012..     $1.05       $1.12      10,996,886
                 2011..     $1.03       $1.05       6,492,111
                 2010..     $1.00       $1.03       2,854,454
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.87       $2.06         302,906
                 2013..     $1.43       $1.87         753,793
                 2012..     $1.23       $1.43         116,203
                 2011..     $1.22       $1.23         102,972
                 2010..     $1.11       $1.22         101,713
                 2009..     $0.87       $1.11         100,545
                 2008..     $1.61       $0.87         101,347
                 2007..     $1.73       $1.61          96,496
                 2006..     $1.51       $1.73          76,312
                 2005..     $1.46       $1.51          61,707
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.82       $1.98       2,335,664
                 2013..     $1.37       $1.82         932,616
                 2012..     $1.17       $1.37          12,322
                 2011..     $1.25       $1.17          12,312
                 2010..     $1.11       $1.25           7,347
                 2009..     $0.87       $1.11           7,395
                 2008..     $1.45       $0.87           7,443
                 2007..     $0.00       $1.45           7,492
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.89       $1.73         109,325
                 2013..     $1.50       $1.89         105,578
                 2012..     $1.26       $1.50         118,220
                 2011..     $1.54       $1.26         114,326
                 2010..     $1.43       $1.54         109,083
                 2009..     $1.17       $1.43         106,284
                 2008..     $2.12       $1.17         103,273
                 2007..     $1.99       $2.12          95,570
                 2006..     $1.59       $1.99          81,912
                 2005..     $1.44       $1.59          84,259
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.08       $2.32         806,090
                 2013..     $1.55       $2.08          59,909
                 2012..     $1.35       $1.55          53,672
                 2011..     $1.45       $1.35          37,434
                 2010..     $1.24       $1.45          20,364
                 2009..     $0.96       $1.24           1,317
                 2008..     $1.59       $0.96           1,289
                 2007..     $0.00       $1.59           1,310
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.02       $2.18       1,877,115
                 2013..     $1.43       $2.02         354,937
                 2012..     $1.28       $1.43         156,963
                 2011..     $1.58       $1.28         178,721
                 2010..     $1.34       $1.58          98,458
                 2009..     $0.83       $1.34          45,534
                 2008..     $1.34       $0.83           5,200
                 2007..     $1.30       $1.34           5,134
                 2006..     $1.25       $1.30           5,023
                 2005..     $0.00       $1.25           4,594
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.09       3,650,627
                 2013..     $1.02       $1.08       4,340,748
                 2012..     $1.00       $1.02         745,839

1.85% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03       5,524,537
                 2013..     $1.00       $1.03         630,305
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.15       $1.15      18,825,670
                 2013..     $1.01       $1.15      16,763,478
                 2012..     $1.00       $1.01         995,406
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.12       $1.13       5,124,329
                 2013..     $1.02       $1.12       4,501,735
                 2012..     $1.00       $1.02       1,026,847

1.90% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.21       $1.26         224,279
                 2013..     $1.24       $1.21         296,152
                 2012..     $1.18       $1.24         313,929
                 2011..     $1.11       $1.18         671,909
                 2010..     $1.04       $1.11         843,217
                 2009..     $0.91       $1.04         801,828
                 2008..     $1.08       $0.91         953,286
                 2007..     $1.07       $1.08       1,071,777
                 2006..     $1.04       $1.07         956,748
                 2005..     $1.04       $1.04         839,320
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.73       $2.93          44,369
                 2013..     $2.10       $2.73          57,777
                 2012..     $1.82       $2.10          66,497
                 2011..     $1.90       $1.82          87,978
                 2010..     $1.54       $1.90         113,607
                 2009..     $1.15       $1.54         140,235
                 2008..     $1.84       $1.15         181,974
                 2007..     $1.75       $1.84         192,670
                 2006..     $1.62       $1.75         197,988
                 2005..     $1.48       $1.62         183,859
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.95       $2.16          48,690
                 2013..     $1.51       $1.95          33,661
                 2012..     $1.33       $1.51          36,384
                 2011..     $1.34       $1.33          41,533
                 2010..     $1.19       $1.34          63,715
                 2009..     $0.96       $1.19          48,528
                 2008..     $1.56       $0.96          84,272
                 2007..     $1.52       $1.56         148,515
                 2006..     $1.34       $1.52         172,076
                 2005..     $1.31       $1.34         215,687
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.46       $1.46         138,458
                 2013..     $1.49       $1.46         163,184
                 2012..     $1.31       $1.49         155,770
                 2011..     $1.34       $1.31         484,058
                 2010..     $1.20       $1.34         512,262
                 2009..     $1.04       $1.20         472,999
                 2008..     $1.01       $1.04         476,418
                 2007..     $0.94       $1.01         479,747
                 2006..     $0.93       $0.94         121,278
                 2005..     $1.00(e)    $0.93          22,964
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.12         112,435
                 2013..     $1.00(ap)   $1.06              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                  2014..      $0.95        $0.93           22,050
                  2013..      $0.96        $0.95           34,291
                  2012..      $0.98        $0.96           33,634
                  2011..      $1.00        $0.98           90,666
                  2010..      $1.02        $1.00          101,240
                  2009..      $1.04        $1.02          775,622
                  2008..      $1.04        $1.04          412,854
                  2007..      $1.01        $1.04        1,040,141
                  2006..      $0.98        $1.01          135,195
                  2005..      $0.98        $0.98           52,306
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.06        $1.10           71,300
                  2013..      $1.10        $1.06           82,889
                  2012..      $1.08        $1.10           80,800
                  2011..      $1.04        $1.08          129,819
                  2010..      $0.99        $1.04          134,090
                  2009..      $0.93        $0.99          138,214
                  2008..      $1.09        $0.93          222,024
                  2007..      $1.08        $1.09          286,091
                  2006..      $1.04        $1.08          305,243
                  2005..      $1.03        $1.04          344,743
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $2.31        $2.95           42,361
                  2013..      $2.33        $2.31           59,359
                  2012..      $2.01        $2.33           48,388
                  2011..      $1.94        $2.01           93,706
                  2010..      $1.54        $1.94           99,307
                  2009..      $1.26        $1.54          100,000
                  2008..      $2.01        $1.26          163,073
                  2007..      $2.43        $2.01          226,051
                  2006..      $1.90        $2.43          231,901
                  2005..      $1.74        $1.90          257,870
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.89(bt)    $2.10          160,634
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.82(bt)    $1.94           15,602
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.43(bt)    $2.67           59,044
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.30(bt)    $2.46           61,784
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.07               --
                  2013...     $1.00        $1.04               --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.61        $0.56               --
                  2013...     $0.50        $0.61               --
                  2012...     $0.45        $0.50               --
                  2011...     $0.57        $0.45               --
                  2010...     $0.56        $0.57               --
                  2009...     $0.42        $0.56               --
                  2008...     $0.92        $0.42               --
                  2007...     $1.00(f)     $0.92               --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.95        $2.14              510
                  2013...     $1.46        $1.95            1,123
                  2012...     $1.30        $1.46            1,773
                  2011...     $1.29        $1.30           12,869
                  2010...     $1.16        $1.29           13,252
                  2009...     $1.00        $1.16           12,871
                  2008...     $1.56        $1.00           14,586
                  2007...     $1.60        $1.56           31,443
                  2006...     $1.39        $1.60           32,539
                  2005...     $1.36        $1.39           71,549

1.90% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.17        $1.18          53,457
                  2013...     $1.30        $1.17          53,069
                  2012...     $1.24        $1.30          65,871
                  2011...     $1.13        $1.24         103,659
                  2010...     $1.09        $1.13         147,054
                  2009...     $1.01        $1.09         177,748
                  2008...     $1.05        $1.01           3,286
                  2007...     $1.00(f)     $1.05              --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.99        $0.98              --
                  2013...     $1.03        $0.99              --
                  2012...     $0.99        $1.03              --
                  2011...     $1.00        $0.99              --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.26        $1.26           9,242
                  2013...     $0.99        $1.26           9,784
                  2012...     $0.83        $0.99              --
                  2011...     $1.00        $0.83              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.11        $1.11           3,207
                  2013...     $0.88        $1.11           3,328
                  2012...     $0.76        $0.88              --
                  2011...     $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.28        $1.36          38,346
                  2013...     $1.00        $1.28           6,795
                  2012...     $0.86        $1.00           3,792
                  2011...     $1.00        $0.86              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.36        $1.48          35,296
                  2013...     $1.04        $1.36              --
                  2012...     $0.90        $1.04              --
                  2011...     $1.00        $0.90              --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.07        $1.02          16,022
                  2013...     $0.90        $1.07          16,251
                  2012...     $0.78        $0.90           2,123
                  2011...     $1.00        $0.78              --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.02        $0.93          17,434
                  2013...     $0.94        $1.02          13,915
                  2012...     $0.81        $0.94              --
                  2011...     $1.00        $0.81              --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.00        $1.03              --
                  2013...     $1.05        $1.00              --
                  2012...     $1.05        $1.05              --
                  2011...     $1.00        $1.05              --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.90        $2.02          96,047
                  2013...     $1.52        $1.90         130,728
                  2012...     $1.32        $1.52         156,184
                  2011...     $1.34        $1.32         238,234
                  2010...     $1.19        $1.34         308,840
                  2009...     $0.93        $1.19         364,352
                  2008...     $1.66        $0.93         434,617
                  2007...     $1.67        $1.66         444,805
                  2006...     $1.42        $1.67         480,113
                  2005...     $1.37        $1.42         482,533


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                 2014..     $3.30       $3.43         24,625
                 2013..     $2.47       $3.30         26,507
                 2012..     $2.20       $2.47         29,432
                 2011..     $2.52       $2.20         86,805
                 2010..     $1.99       $2.52         87,270
                 2009..     $1.45       $1.99         77,451
                 2008..     $2.46       $1.45         95,618
                 2007..     $2.17       $2.46        157,553
                 2006..     $1.97       $2.17        151,555
                 2005..     $1.70       $1.97        143,613
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $1.93       $2.02         24,329
                 2013..     $1.53       $1.93         26,642
                 2012..     $1.37       $1.53         32,300
                 2011..     $1.41       $1.37         91,252
                 2010..     $1.29       $1.41         93,608
                 2009..     $1.04       $1.29         97,170
                 2008..     $1.69       $1.04        113,237
                 2007..     $1.66       $1.69        135,856
                 2006..     $1.43       $1.66         93,333
                 2005..     $1.32       $1.43         70,543
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.40       $1.38         24,689
                 2013..     $1.04       $1.40         49,028
                 2012..     $0.90       $1.04         27,099
                 2011..     $0.95       $0.90         28,328
                 2010..     $0.76       $0.95         29,674
                 2009..     $0.60       $0.76             --
                 2008..     $0.91       $0.60             --
                 2007..     $1.00(f)    $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $2.35       $2.48          8,722
                 2013..     $1.74       $2.35          8,887
                 2012..     $1.60       $1.74         10,030
                 2011..     $1.71       $1.60         13,653
                 2010..     $1.37       $1.71         14,386
                 2009..     $0.97       $1.37         15,761
                 2008..     $1.72       $0.97         17,352
                 2007..     $1.57       $1.72         18,431
                 2006..     $1.48       $1.57         18,536
                 2005..     $1.44       $1.48         23,893
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $2.83       $2.55         23,487
                 2013..     $2.91       $2.83         27,261
                 2012..     $2.62       $2.91         28,606
                 2011..     $3.18       $2.62         69,110
                 2010..     $2.75       $3.18         75,477
                 2009..     $1.63       $2.75         86,867
                 2008..     $3.51       $1.63         84,552
                 2007..     $2.77       $3.51         94,405
                 2006..     $2.21       $2.77         49,897
                 2005..     $1.77       $2.21         34,237
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.04       $1.06             --
                 2013..     $1.00       $1.04             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.05       $1.03          4,123
                 2013..     $1.07       $1.05         23,310
                 2012..     $1.06       $1.07          4,181
                 2011..     $1.02       $1.06         36,641
                 2010..     $1.00       $1.02         16,023

1.90% Variable Account Charge Continued


                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..       $1.00       $1.02             --
                  2013..       $0.86       $1.00             --
                  2012..       $0.77       $0.86             --
                  2011..       $0.82       $0.77             --
                  2010..       $0.72       $0.82             --
                  2009..       $0.58       $0.72             --
                  2008..       $0.94       $0.58             --
                  2007..       $1.00(f)    $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.08       $1.11             --
                  2013....     $0.98       $1.08             --
                  2012....     $0.90       $0.98             --
                  2011....     $0.93       $0.90             --
                  2010....     $0.84       $0.93             --
                  2009....     $0.72       $0.84             --
                  2008....     $0.97       $0.72             --
                  2007....     $1.00(f)    $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.08       $1.09             --
                  2013....     $1.08       $1.08             --
                  2012....     $1.04       $1.08             --
                  2011....     $1.03       $1.04             --
                  2010....     $0.98       $1.03             --
                  2009....     $0.93       $0.98             --
                  2008....     $1.01       $0.93         27,298
                  2007....     $1.00(f)    $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.04       $1.07         74,243
                  2013....     $0.91       $1.04         74,765
                  2012....     $0.82       $0.91         75,289
                  2011....     $0.87       $0.82         75,819
                  2010....     $0.77       $0.87         76,351
                  2009....     $0.64       $0.77             --
                  2008....     $0.95       $0.64             --
                  2007....     $1.00(f)    $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.08       $1.09        117,754
                  2013....     $1.03       $1.08        107,862
                  2012....     $0.97       $1.03        108,620
                  2011....     $0.98       $0.97        109,386
                  2010....     $0.91       $0.98        110,152
                  2009....     $0.82       $0.91        110,924
                  2008....     $1.00       $0.82        628,214
                  2007....     $1.00(f)    $0.99         45,142
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014....     $1.33       $1.43             --
                  2013....     $1.01       $1.33             --
                  2012....     $0.88       $1.01             --
                  2011....     $0.89       $0.88             --
                  2010....     $0.74       $0.89             --
                  2009....     $0.54       $0.74             --
                  2008....     $0.95       $0.54             --
                  2007....     $1.00(f)    $0.95             --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014....     $2.15       $2.30          6,575
                  2013....     $1.62       $2.15         27,689
                  2012....     $1.39       $1.62          5,833
                  2011....     $1.44       $1.39          9,616
                  2010....     $1.27       $1.44          9,740
                  2009....     $1.01       $1.27         10,014
                  2008....     $1.60       $1.01         10,516
                  2007....     $1.67       $1.60         43,505
                  2006....     $1.47       $1.67         53,416
                  2005....     $1.44       $1.47         76,444


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.43        $1.53              --
                  2013...     $1.17        $1.43              --
                  2012...     $1.06        $1.17          67,745
                  2011...     $1.10        $1.06          71,244
                  2010...     $1.04        $1.10              --
                  2009...     $0.79        $1.04              --
                  2008...     $1.31        $0.79              --
                  2007...     $1.31        $1.31              --
                  2006...     $1.21        $1.31          33,595
                  2005...     $1.18        $1.21          39,974
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $2.15        $2.32           6,284
                  2013...     $1.64        $2.15           6,545
                  2012...     $1.46        $1.64           7,454
                  2011...     $1.52        $1.46           7,893
                  2010...     $1.38        $1.52           7,739
                  2009...     $1.14        $1.38           7,441
                  2008...     $1.71        $1.14           7,918
                  2007...     $1.70        $1.71           7,161
                  2006...     $1.49        $1.70          14,290
                  2005...     $1.39        $1.49          12,038
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.35        $1.35              --
                  2013...     $1.00        $1.35          17,768
                  2012...     $0.90        $1.00              --
                  2011...     $0.92        $0.90           6,733
                  2010...     $0.74        $0.92           6,780
                  2009...     $0.62        $0.74           6,828
                  2008...     $0.92        $0.62              --
                  2007...     $1.00(f)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $2.97        $2.76         101,680
                  2013...     $2.42        $2.97          89,306
                  2012...     $2.07        $2.42         133,475
                  2011...     $2.27        $2.07         366,992
                  2010...     $2.13        $2.27         500,011
                  2009...     $1.74        $2.13         466,065
                  2008...     $2.38        $1.74         425,982
                  2007...     $1.69        $2.38         458,638
                  2006...     $1.43        $1.69         130,919
                  2005...     $1.17        $1.43         115,426
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.90        $2.01          59,024
                  2013...     $1.57        $1.90          30,275
                  2012...     $1.43        $1.57          97,854
                  2011...     $1.41        $1.43         168,847
                  2010...     $1.23        $1.41          86,497
                  2009...     $1.10        $1.23          92,857
                  2008...     $1.42        $1.10         105,699
                  2007...     $1.28        $1.42         113,525
                  2006...     $1.17        $1.28         103,516
                  2005...     $1.14        $1.17         145,418
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.25        $2.42           8,972
                  2013...     $1.72        $2.25           9,756
                  2012...     $1.48        $1.72              --
                  2011...     $1.48        $1.48              --
                  2010...     $1.25        $1.48              --
                  2009...     $1.03        $1.25              --
                  2008...     $1.60        $1.03              --
                  2007...     $1.00(f)     $1.60              --

1.90% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $1.99       $1.97         25,664
                  2013...     $1.70       $1.99         51,986
                  2012...     $1.47       $1.70         27,456
                  2011...     $1.62       $1.47         28,509
                  2010...     $1.44       $1.62         29,295
                  2009...     $1.15       $1.44         30,512
                  2008...     $2.03       $1.15         31,915
                  2007...     $1.71       $2.03         36,078
                  2006...     $1.44       $1.71         61,822
                  2005...     $1.26       $1.44         74,300
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                  2014...     $1.30       $1.11         49,879
                  2013...     $1.23       $1.30         52,171
                  2012...     $1.23       $1.23         57,298
                  2011...     $1.60       $1.23        150,878
                  2010...     $1.39       $1.60        183,587
                  2009...     $0.82       $1.39        144,022
                  2008...     $2.16       $0.82        128,552
                  2007...     $1.53       $2.16        143,347
                  2006...     $1.24       $1.53         63,183
                  2005...     $1.00(e)    $1.24         43,700
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.03       $1.03         62,355
                  2013...     $1.00       $1.03          5,867
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014...     $2.50       $2.49         89,723
                  2013...     $2.04       $2.50        146,761
                  2012...     $1.84       $2.04        135,782
                  2011...     $2.17       $1.84        251,217
                  2010...     $1.94       $2.17        250,736
                  2009...     $1.44       $1.94        282,876
                  2008...     $2.55       $1.44        315,203
                  2007...     $2.37       $2.55        363,838
                  2006...     $1.86       $2.37        306,069
                  2005...     $1.71       $1.86        289,561
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $3.27       $3.16            580
                  2013...     $2.12       $3.27            770
                  2012...     $1.93       $2.12            837
                  2011...     $2.12       $1.93            847
                  2010...     $1.53       $2.12          1,014
                  2009...     $1.11       $1.53          1,047
                  2008...     $2.17       $1.11          3,199
                  2007...     $2.08       $2.17          3,092
                  2006...     $1.88       $2.08          3,062
                  2005...     $1.59       $1.88         13,479
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $2.27       $2.40             --
                  2013...     $1.78       $2.27         26,951
                  2012...     $1.60       $1.78             --
                  2011...     $1.64       $1.60          2,657
                  2010...     $1.27       $1.64             --
                  2009...     $0.88       $1.27             --
                  2008...     $1.41       $0.88             --
                  2007...     $1.00(f)    $1.41             --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014...     $1.05       $1.06             --
                  2013...     $1.00       $1.05             --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014...     $1.05       $1.07             --
                  2013...     $1.00       $1.05             --


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.05              --
                  2013..     $1.00        $1.04              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.35        $3.39          25,140
                  2013..     $2.18        $3.35          18,220
                  2012..     $1.74        $2.18          45,193
                  2011..     $1.88        $1.74         128,650
                  2010..     $1.70        $1.88         113,541
                  2009..     $1.21        $1.70         115,883
                  2008..     $1.86        $1.21         126,732
                  2007..     $1.52        $1.86         141,521
                  2006..     $1.44        $1.52          39,586
                  2005..     $1.25        $1.44          46,820
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.71        $2.85          24,508
                  2013..     $2.07        $2.71          29,806
                  2012..     $1.78        $2.07          33,608
                  2011..     $2.08        $1.78          43,449
                  2010..     $1.67        $2.08          45,303
                  2009..     $1.32        $1.67          56,032
                  2008..     $1.82        $1.32          94,941
                  2007..     $1.94        $1.82         107,680
                  2006..     $1.69        $1.94         116,068
                  2005..     $1.65        $1.69         111,166
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.92        $2.09          18,665
                  2013..     $1.45        $1.92          18,796
                  2012..     $1.24        $1.45          18,928
                  2011..     $1.36        $1.24         102,591
                  2010..     $1.17        $1.36         114,789
                  2009..     $0.94        $1.17         118,918
                  2008..     $1.45        $0.94         119,754
                  2007..     $1.45        $1.45         120,598
                  2006..     $1.27        $1.45          19,129
                  2005..     $1.23        $1.27          29,194
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $2.01        $2.13          55,539
                  2013..     $1.71        $2.01              --
                  2012..     $1.53        $1.71          45,650
                  2011..     $1.54        $1.53          65,664
                  2010..     $1.45        $1.54         179,132
                  2009..     $1.18        $1.45          15,383
                  2008..     $1.43        $1.18              --
                  2007..     $1.32        $1.43              --
                  2006..     $1.22        $1.32              --
                  2005..     $1.16        $1.22           2,585
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                  2014..     $2.49        $2.64          43,403
                  2013..     $1.94        $2.49          31,459
                  2012..     $1.59        $1.94          79,202
                  2011..     $1.74        $1.59         205,823
                  2010..     $1.67        $1.74         181,726
                  2009..     $1.17        $1.67         190,280
                  2008..     $2.13        $1.17         191,942
                  2007..     $1.59        $2.13         206,145
                  2006..     $1.49        $1.59           7,872
                  2005..     $0.00        $1.49           8,456

1.90% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $3.08       $2.65         69,099
                 2013..     $2.74       $3.08         62,540
                 2012..     $2.47       $2.74         67,544
                 2011..     $3.72       $2.47         71,731
                 2010..     $3.03       $3.72         72,011
                 2009..     $1.73       $3.03        115,812
                 2008..     $3.68       $1.73         98,782
                 2007..     $2.93       $3.68        111,825
                 2006..     $2.04       $2.93         99,237
                 2005..     $1.57       $2.04         63,043
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.26       $1.34             --
                 2013..     $1.02       $1.26         29,393
                 2012..     $0.94       $1.02             --
                 2011..     $0.99       $0.94             --
                 2010..     $0.87       $0.99             --
                 2009..     $0.67       $0.87             --
                 2008..     $0.95       $0.67             --
                 2007..     $1.00(f)    $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.83       $1.95             --
                 2013..     $1.36       $1.83             --
                 2012..     $1.19       $1.36             --
                 2011..     $1.29       $1.19             --
                 2010..     $1.02       $1.29             --
                 2009..     $0.74       $1.02             --
                 2008..     $1.55       $0.74             --
                 2007..     $1.00(f)    $1.55             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.73       $0.69         16,209
                 2013..     $0.75       $0.73         35,072
                 2012..     $0.64       $0.75         16,438
                 2011..     $0.80       $0.64         16,553
                 2010..     $0.68       $0.80         16,669
                 2009..     $0.41       $0.68         45,204
                 2008..     $1.00       $0.41         16,904
                 2007..     $1.00(f)    $0.97         70,193
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.24       $1.34             --
                 2013..     $0.92       $1.24             --
                 2012..     $0.84       $0.92             --
                 2011..     $0.89       $0.84             --
                 2010..     $0.74       $0.89             --
                 2009..     $0.57       $0.74             --
                 2008..     $0.96       $0.57             --
                 2007..     $1.00(f)    $0.96             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $3.06       $2.79          2,253
                 2013..     $2.48       $3.06          2,538
                 2012..     $2.08       $2.48             --
                 2011..     $2.29       $2.08             --
                 2010..     $2.04       $2.29             --
                 2009..     $1.49       $2.04             --
                 2008..     $2.68       $1.49             --
                 2007..     $2.68       $2.68             --
                 2006..     $1.90       $2.68             --
                 2005..     $1.69       $1.90            979


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.36       $1.49             --
                 2013..     $0.99       $1.36             --
                 2012..     $0.86       $0.99             --
                 2011..     $0.89       $0.86             --
                 2010..     $0.74       $0.89             --
                 2009..     $0.55       $0.74             --
                 2008..     $0.91       $0.55             --
                 2007..     $1.00(f)    $0.91             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.08             --
                 2013..     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.02       $1.01         66,158
                 2013..     $1.04       $1.02         61,782
                 2012..     $1.00       $1.04         50,526
                 2011..     $1.01       $1.00         81,238
                 2010..     $1.00       $1.01         48,214
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.08       $1.10         24,604
                 2013..     $1.12       $1.08        100,751
                 2012..     $1.04       $1.12         63,075
                 2011..     $1.00       $1.04         96,708
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.86       $2.05         12,720
                 2013..     $1.43       $1.86         13,578
                 2012..     $1.22       $1.43             --
                 2011..     $1.22       $1.22             --
                 2010..     $1.10       $1.22             --
                 2009..     $0.87       $1.10             --
                 2008..     $1.61       $0.87             --
                 2007..     $1.51       $1.61             --
                 2006..     $1.72       $1.51             --
                 2005..     $1.46       $1.72             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.81       $1.97         10,008
                 2013..     $1.36       $1.81         10,078
                 2012..     $1.16       $1.36         10,149
                 2011..     $1.24       $1.16         10,221
                 2010..     $1.11       $1.24         10,292
                 2009..     $0.87       $1.11         10,364
                 2008..     $1.45       $0.87         10,437
                 2007..     $1.57       $1.45         19,077
                 2006..     $1.38       $1.57         18,823
                 2005..     $1.34       $1.38         19,349
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.88       $1.72         12,908
                 2013..     $1.50       $1.88         12,859
                 2012..     $1.25       $1.50         13,509
                 2011..     $1.53       $1.25         21,108
                 2010..     $1.42       $1.53         37,174
                 2009..     $1.16       $1.42         38,239
                 2008..     $2.11       $1.16         45,233
                 2007..     $1.99       $2.11         47,008
                 2006..     $1.59       $1.99         65,763
                 2005..     $1.44       $1.59         90,289
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $2.07       $2.30          5,322
                 2013..     $1.55       $2.07          5,946
                 2012..     $1.35       $1.55          6,576
                 2011..     $1.45       $1.35          6,890
                 2010..     $1.23       $1.45          7,576
                 2009..     $0.95       $1.23          7,656
                 2008..     $1.58       $0.95          7,285
                 2007..     $0.00       $1.58          7,403

1.90% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $2.01       $2.16          --
                 2013..     $1.43       $2.01          --
                 2012..     $1.27       $1.43          --
                 2011..     $1.58       $1.27          --
                 2010..     $1.33       $1.58          --
                 2009..     $0.83       $1.33          --
                 2008..     $1.34       $0.83          --
                 2007..     $1.29       $1.34          --
                 2006..     $1.25       $1.29          --
                 2005..     $1.21       $1.25          --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.08       $1.09          --
                 2013..     $1.02       $1.08          --
                 2012..     $1.00       $1.02          --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03          --
                 2013..     $1.00       $1.03          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.15       $1.14          --
                 2013..     $1.01       $1.15          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.12       $1.13          --
                 2013..     $1.02       $1.12          --
                 2012..     $1.00       $1.02          --

1.95% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.21       $1.26        221,908
                 2013..     $1.24       $1.21        172,722
                 2012..     $1.18       $1.24        277,671
                 2011..     $1.11       $1.18        369,313
                 2010..     $1.04       $1.11        391,376
                 2009..     $0.92       $1.04        385,615
                 2008..     $1.08       $0.92        517,851
                 2007..     $1.08       $1.08        504,633
                 2006..     $1.05       $1.08        479,804
                 2005..     $1.04       $1.05        964,165
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.23       $2.38         16,702
                 2013..     $1.71       $2.23         17,524
                 2012..     $1.49       $1.71         39,270
                 2011..     $1.55       $1.49         49,311
                 2010..     $1.26       $1.55         71,247
                 2009..     $0.94       $1.26         77,555
                 2008..     $1.51       $0.94         83,622
                 2007..     $1.43       $1.51         76,584
                 2006..     $1.33       $1.43         91,541
                 2005..     $1.21       $1.33        192,552
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.71       $1.89        138,027
                 2013..     $1.32       $1.71            992
                 2012..     $1.17       $1.32          4,025
                 2011..     $1.17       $1.17          4,493
                 2010..     $1.04       $1.17          5,132
                 2009..     $0.85       $1.04          5,252
                 2008..     $1.37       $0.85         12,931
                 2007..     $1.33       $1.37         13,719
                 2006..     $1.18       $1.33         32,510
                 2005..     $1.15       $1.18         35,204


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                  2014..      $1.46        $1.45          49,595
                  2013..      $1.49        $1.46          67,838
                  2012..      $1.30        $1.49          48,574
                  2011..      $1.33        $1.30          53,840
                  2010..      $1.19        $1.33          21,084
                  2009..      $1.04        $1.19          19,293
                  2008..      $1.01        $1.04          29,968
                  2007..      $0.94        $1.01          12,568
                  2006..      $0.00        $0.94          52,110
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                  2014..      $1.06        $1.12          36,427
                  2013..      $1.00(ap)    $1.06          35,464
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                  2014..      $0.95        $0.93          18,379
                  2013..      $0.97        $0.95          17,643
                  2012..      $0.98        $0.97          65,636
                  2011..      $1.00        $0.98          68,960
                  2010..      $1.02        $1.00          78,129
                  2009..      $1.04        $1.02          71,019
                  2008..      $1.04        $1.04         216,569
                  2007..      $1.01        $1.04          97,133
                  2006..      $0.99        $1.01         152,688
                  2005..      $0.99        $0.99         272,140
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.06        $1.09         221,459
                  2013..      $1.10        $1.06         193,091
                  2012..      $1.08        $1.10         174,767
                  2011..      $1.03        $1.08         183,851
                  2010..      $0.99        $1.03         179,494
                  2009..      $0.93        $0.99         171,942
                  2008..      $1.09        $0.93         107,465
                  2007..      $1.08        $1.09         226,116
                  2006..      $1.04        $1.08         235,791
                  2005..      $1.03        $1.04         205,963
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.87        $2.39         349,663
                  2013..      $1.88        $1.87          62,405
                  2012..      $1.63        $1.88          64,335
                  2011..      $1.58        $1.63          95,464
                  2010..      $1.25        $1.58         112,503
                  2009..      $1.02        $1.25         128,349
                  2008..      $1.63        $1.02         152,951
                  2007..      $1.98        $1.63         134,493
                  2006..      $1.54        $1.98         170,059
                  2005..      $1.42        $1.54         233,007
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.85(bt)    $2.06         196,786
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.78(bt)    $1.90          66,279
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.06(bt)    $2.27         129,205
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.05(bt)    $2.19          71,081
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.07           1,287
                  2013...     $1.00        $1.04              --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.60        $0.55              --
                  2013...     $0.50        $0.60              --
                  2012...     $0.45        $0.50              --
                  2011...     $0.57        $0.45              --
                  2010...     $0.56        $0.57              --
                  2009...     $0.42        $0.56              --
                  2008...     $1.00        $0.42              --
                  2007...     $1.00(f)     $0.92         102,625

1.95% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.68        $1.85          4,557
                  2013...     $1.27        $1.68          5,076
                  2012...     $1.13        $1.27          6,090
                  2011...     $1.12        $1.13          6,755
                  2010...     $1.00        $1.12         12,548
                  2009...     $0.87        $1.00         12,938
                  2008...     $1.35        $0.87         18,314
                  2007...     $1.39        $1.35         16,086
                  2006...     $1.21        $1.39         12,498
                  2005...     $1.18        $1.21         29,132
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.16        $1.18         68,468
                  2013...     $1.30        $1.16         20,837
                  2012...     $1.23        $1.30         17,517
                  2011...     $1.12        $1.23         11,254
                  2010...     $1.09        $1.12            598
                  2009...     $1.01        $1.09            604
                  2008...     $1.05        $1.01         19,740
                  2007...     $1.00(f)     $1.05             --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.98        $0.98         41,613
                  2013...     $1.03        $0.98             --
                  2012...     $0.99        $1.03             --
                  2011...     $1.00        $0.99             --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.26        $1.26         46,642
                  2013...     $0.99        $1.26             --
                  2012...     $0.83        $0.99             --
                  2011...     $1.00        $0.83             --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM
                 /SUB-ACCOUNT(AC):
                  2014...     $1.11        $1.11         80,084
                  2013...     $0.88        $1.11             --
                  2012...     $0.76        $0.88             --
                  2011...     $1.00        $0.76             --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.27        $1.36            570
                  2013...     $1.00        $1.27         60,605
                  2012...     $0.86        $1.00             --
                  2011...     $1.00        $0.86             --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.36        $1.48         96,887
                  2013...     $1.04        $1.36         27,177
                  2012...     $0.90        $1.04             --
                  2011...     $1.00        $0.90             --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.07        $1.02            555
                  2013...     $0.90        $1.07             --
                  2012...     $0.78        $0.90             --
                  2011...     $1.00        $0.78             --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.02        $0.92             --
                  2013...     $0.94        $1.02             --
                  2012...     $0.81        $0.94             --
                  2011...     $1.00        $0.81             --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.00        $1.03             --
                  2013...     $1.05        $1.00             --
                  2012...     $1.05        $1.05             --
                  2011...     $1.00        $1.05             --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.64        $1.74         151,401
                  2013...     $1.31        $1.64         173,293
                  2012...     $1.14        $1.31         236,989
                  2011...     $1.15        $1.14         309,502
                  2010...     $1.02        $1.15         397,239
                  2009...     $0.80        $1.02         415,311
                  2008...     $1.43        $0.80         420,624
                  2007...     $1.44        $1.43         384,825
                  2006...     $1.23        $1.44         409,830
                  2005...     $1.18        $1.23         939,015
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.59        $2.70         102,350
                  2013...     $1.95        $2.59          57,991
                  2012...     $1.73        $1.95          70,350
                  2011...     $1.98        $1.73          69,009
                  2010...     $1.57        $1.98          69,662
                  2009...     $1.15        $1.57          76,814
                  2008...     $1.94        $1.15          84,565
                  2007...     $1.71        $1.94          90,206
                  2006...     $1.55        $1.71          94,011
                  2005...     $1.34        $1.55          97,577
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.73        $1.82          81,085
                  2013...     $1.37        $1.73          87,255
                  2012...     $1.23        $1.37          90,416
                  2011...     $1.26        $1.23          90,240
                  2010...     $1.16        $1.26         150,260
                  2009...     $0.94        $1.16         159,060
                  2008...     $1.52        $0.94         186,566
                  2007...     $1.50        $1.52         196,101
                  2006...     $1.29        $1.50         142,188
                  2005...     $1.19        $1.29         139,821
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.39        $1.37          67,852
                  2013...     $1.04        $1.39          28,721
                  2012...     $0.90        $1.04           5,052
                  2011...     $0.95        $0.90           4,124
                  2010...     $0.76        $0.95              --
                  2009...     $0.60        $0.76              --
                  2008...     $0.91        $0.60              --
                  2007...     $1.00(f)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $1.88        $1.99          11,850
                  2013...     $1.39        $1.88          36,848
                  2012...     $1.28        $1.39          13,437
                  2011...     $1.37        $1.28          12,889
                  2010...     $1.10        $1.37          15,033
                  2009...     $0.78        $1.10          15,991
                  2008...     $1.38        $0.78          14,985
                  2007...     $1.26        $1.38          15,031
                  2006...     $1.19        $1.26          20,358
                  2005...     $1.15        $1.19          14,649
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014...     $2.15        $1.93          20,876
                  2013...     $2.21        $2.15          20,094
                  2012...     $1.99        $2.21          26,975
                  2011...     $2.41        $1.99          27,618
                  2010...     $2.09        $2.41          19,361
                  2009...     $1.24        $2.09          20,669
                  2008...     $2.66        $1.24          18,758
                  2007...     $2.11        $2.66          30,603
                  2006...     $1.68        $2.11          48,683
                  2005...     $1.34        $1.68          28,609

1.95% Variable Account Charge Continued


                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..       $1.04       $1.06         1,310
                  2013..       $1.00       $1.04            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..       $1.05       $1.03        13,456
                  2013..       $1.07       $1.05        12,910
                  2012..       $1.06       $1.07        13,467
                  2011..       $1.02       $1.06         7,869
                  2010..       $1.00       $1.02            --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..       $0.99       $1.02            --
                  2013..       $0.86       $0.99            --
                  2012..       $0.77       $0.86            --
                  2011..       $0.82       $0.77            --
                  2010..       $0.72       $0.82            --
                  2009..       $0.58       $0.72            --
                  2008..       $0.94       $0.58            --
                  2007..       $1.00(f)    $0.94            --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.08       $1.10            --
                  2013....     $0.98       $1.08            --
                  2012....     $0.90       $0.98            --
                  2011....     $0.93       $0.90            --
                  2010....     $0.84       $0.93            --
                  2009....     $0.72       $0.84            --
                  2008....     $0.97       $0.72            --
                  2007....     $1.00(f)    $0.97            --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.08       $1.09            --
                  2013....     $1.08       $1.08            --
                  2012....     $1.04       $1.08            --
                  2011....     $1.03       $1.04            --
                  2010....     $0.98       $1.03            --
                  2009....     $0.93       $0.98            --
                  2008....     $1.01       $0.93            --
                  2007....     $1.00(f)    $1.01            --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.04       $1.06            --
                  2013....     $0.91       $1.04            --
                  2012....     $0.82       $0.91            --
                  2011....     $0.87       $0.82            --
                  2010....     $0.77       $0.87            --
                  2009....     $0.64       $0.77            --
                  2008....     $0.95       $0.64            --
                  2007....     $1.00(f)    $0.95            --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.08       $1.09            --
                  2013....     $1.02       $1.08            --
                  2012....     $0.97       $1.02            --
                  2011....     $0.98       $0.97            --
                  2010....     $0.91       $0.98            --
                  2009....     $0.82       $0.91            --
                  2008....     $1.00       $0.82            --
                  2007....     $1.00(f)    $0.99            --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014....     $1.33       $1.42        39,704
                  2013....     $1.01       $1.33            --
                  2012....     $0.88       $1.01            --
                  2011....     $0.89       $0.88            --
                  2010....     $0.74       $0.89            --
                  2009....     $0.54       $0.74            --
                  2008....     $0.95       $0.54            --
                  2007....     $1.00(f)    $0.95            --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.85        $1.97          25,382
                  2013...     $1.39        $1.85          26,134
                  2012...     $1.19        $1.39          10,691
                  2011...     $1.24        $1.19           7,528
                  2010...     $1.09        $1.24             954
                  2009...     $0.87        $1.09             962
                  2008...     $1.38        $0.87             971
                  2007...     $1.44        $1.38             979
                  2006...     $1.26        $1.44           7,666
                  2005...     $0.00        $1.26           7,759
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.32        $1.41          26,794
                  2013...     $1.08        $1.32              --
                  2012...     $0.98        $1.08              --
                  2011...     $1.02        $0.98              --
                  2010...     $0.96        $1.02           4,234
                  2009...     $0.74        $0.96           4,266
                  2008...     $1.22        $0.74           4,298
                  2007...     $1.22        $1.22           3,508
                  2006...     $1.13        $1.22           3,534
                  2005...     $1.09        $1.13           7,121
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.87        $2.02              --
                  2013...     $1.43        $1.87              --
                  2012...     $1.27        $1.43              --
                  2011...     $1.33        $1.27              --
                  2010...     $1.21        $1.33           6,794
                  2009...     $0.99        $1.21           6,845
                  2008...     $1.49        $0.99           6,896
                  2007...     $1.48        $1.49           6,948
                  2006...     $1.30        $1.48           6,588
                  2005...     $0.00        $1.30           6,693
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.34        $1.34          10,220
                  2013...     $1.00        $1.34          43,991
                  2012...     $0.90        $1.00           7,855
                  2011...     $0.92        $0.90           6,017
                  2010...     $0.73        $0.92              --
                  2009...     $0.62        $0.73              --
                  2008...     $0.92        $0.62              --
                  2007...     $1.00(f)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $2.95        $2.74          73,427
                  2013...     $2.41        $2.95         136,683
                  2012...     $2.06        $2.41          51,670
                  2011...     $2.26        $2.06          67,795
                  2010...     $2.12        $2.26          93,922
                  2009...     $1.73        $2.12          94,991
                  2008...     $2.38        $1.73          96,404
                  2007...     $1.68        $2.38         157,179
                  2006...     $1.43        $1.68          91,332
                  2005...     $1.17        $1.43          61,200
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.87        $1.97          18,535
                  2013...     $1.54        $1.87          15,653
                  2012...     $1.41        $1.54          14,498
                  2011...     $1.39        $1.41          15,278
                  2010...     $1.21        $1.39          38,293
                  2009...     $1.09        $1.21          39,292
                  2008...     $1.40        $1.09          60,352
                  2007...     $1.26        $1.40          59,966
                  2006...     $1.16        $1.26          60,733
                  2005...     $1.12        $1.16          58,555

1.95% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.22       $2.39         21,751
                 2013..     $1.70       $2.22         23,279
                 2012..     $1.46       $1.70             --
                 2011..     $1.47       $1.46             --
                 2010..     $1.24       $1.47             --
                 2009..     $1.02       $1.24             --
                 2008..     $1.59       $1.02             --
                 2007..     $1.42       $1.59             --
                 2006..     $0.00       $1.42         14,161
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.89       $1.88         28,768
                 2013..     $1.62       $1.89         31,360
                 2012..     $1.40       $1.62          9,585
                 2011..     $1.54       $1.40          6,570
                 2010..     $1.37       $1.54             --
                 2009..     $1.10       $1.37             --
                 2008..     $1.94       $1.10             --
                 2007..     $1.00(f)    $1.94             --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.30       $1.10         38,240
                 2013..     $1.23       $1.30         10,328
                 2012..     $1.23       $1.23         14,690
                 2011..     $1.59       $1.23         15,046
                 2010..     $1.39       $1.59         34,967
                 2009..     $0.81       $1.39         35,494
                 2008..     $2.15       $0.81         45,396
                 2007..     $1.53       $2.15         37,719
                 2006..     $1.24       $1.53         18,471
                 2005..     $1.00(e)    $1.24          8,006
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.03        117,489
                 2013..     $1.00       $1.03         69,003
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.91       $1.90         60,286
                 2013..     $1.56       $1.91         45,959
                 2012..     $1.41       $1.56         97,501
                 2011..     $1.66       $1.41        129,731
                 2010..     $1.49       $1.66        174,758
                 2009..     $1.11       $1.49        185,440
                 2008..     $1.96       $1.11        190,148
                 2007..     $1.81       $1.96        225,300
                 2006..     $1.43       $1.81        221,691
                 2005..     $1.31       $1.43        421,148
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.34       $2.25         89,545
                 2013..     $1.52       $2.34         94,293
                 2012..     $1.38       $1.52          1,751
                 2011..     $1.52       $1.38          1,804
                 2010..     $1.10       $1.52          1,830
                 2009..     $0.79       $1.10          2,479
                 2008..     $1.55       $0.79          2,757
                 2007..     $1.49       $1.55          2,022
                 2006..     $1.35       $1.49          2,090
                 2005..     $0.00       $1.35          1,959
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.26       $2.39         20,366
                 2013..     $1.77       $2.26         19,348
                 2012..     $1.59       $1.77            543
                 2011..     $1.63       $1.59             --
                 2010..     $1.27       $1.63             --
                 2009..     $0.88       $1.27             --
                 2008..     $1.41       $0.88             --
                 2007..     $1.00(f)    $1.41             --


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014..     $1.05        $1.06              --
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014..     $1.05        $1.07          24,762
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.05              --
                  2013..     $1.00        $1.04              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.24        $3.27         148,751
                  2013..     $2.12        $3.24         159,215
                  2012..     $1.69        $2.12          34,380
                  2011..     $1.83        $1.69          47,773
                  2010..     $1.65        $1.83          50,301
                  2009..     $1.17        $1.65          53,322
                  2008..     $1.81        $1.17          68,808
                  2007..     $1.48        $1.81          65,982
                  2006..     $1.40        $1.48          69,269
                  2005..     $1.22        $1.40          25,919
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.04        $2.15          48,434
                  2013..     $1.56        $2.04          35,068
                  2012..     $1.34        $1.56          54,055
                  2011..     $1.57        $1.34          64,225
                  2010..     $1.27        $1.57          85,557
                  2009..     $1.00        $1.27          91,202
                  2008..     $1.38        $1.00          98,232
                  2007..     $1.47        $1.38         100,414
                  2006..     $1.28        $1.47          91,414
                  2005..     $1.25        $1.28          94,270
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.87        $2.04          78,314
                  2013..     $1.41        $1.87          23,591
                  2012..     $1.21        $1.41              --
                  2011..     $1.33        $1.21             934
                  2010..     $1.14        $1.33             941
                  2009..     $0.92        $1.14             971
                  2008..     $1.42        $0.92          14,843
                  2007..     $1.42        $1.42          15,214
                  2006..     $1.24        $1.42          14,695
                  2005..     $1.21        $1.24          14,263
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $1.90        $2.02          17,116
                  2013..     $1.62        $1.90          17,244
                  2012..     $1.46        $1.62              --
                  2011..     $1.46        $1.46              --
                  2010..     $1.38        $1.46              --
                  2009..     $1.12        $1.38           5,333
                  2008..     $1.36        $1.12           6,500
                  2007..     $1.26        $1.36          19,104
                  2006..     $1.16        $1.26           7,806
                  2005..     $0.00        $1.16           7,931
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                  2014..     $2.22        $2.36          36,502
                  2013..     $1.73        $2.22          45,464
                  2012..     $1.42        $1.73          43,806
                  2011..     $1.56        $1.42          46,023
                  2010..     $1.49        $1.56          46,165
                  2009..     $1.04        $1.49          46,275
                  2008..     $1.91        $1.04           8,846
                  2007..     $0.00        $1.91          13,043
                  2006..     $1.33        $0.00              --
                  2005..     $0.00        $1.33          11,138

1.95% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.38       $2.05        25,874
                 2013..     $2.12       $2.38        30,230
                 2012..     $1.91       $2.12        38,238
                 2011..     $2.88       $1.91        37,231
                 2010..     $2.35       $2.88        48,860
                 2009..     $1.34       $2.35        52,651
                 2008..     $2.86       $1.34        62,001
                 2007..     $2.28       $2.86        73,584
                 2006..     $1.58       $2.28        69,344
                 2005..     $1.22       $1.58        49,707
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.26       $1.34        10,584
                 2013..     $1.02       $1.26        25,113
                 2012..     $0.94       $1.02         6,767
                 2011..     $0.99       $0.94         5,475
                 2010..     $0.87       $0.99            --
                 2009..     $0.67       $0.87            --
                 2008..     $0.95       $0.67            --
                 2007..     $1.00(f)    $0.95            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.50       $1.60            --
                 2013..     $1.11       $1.50            --
                 2012..     $0.98       $1.11            --
                 2011..     $1.06       $0.98            --
                 2010..     $0.84       $1.06            --
                 2009..     $0.60       $0.84            --
                 2008..     $1.27       $0.60            --
                 2007..     $1.00(f)    $1.27            --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.73       $0.68        44,247
                 2013..     $0.75       $0.73        45,184
                 2012..     $0.64       $0.75         7,283
                 2011..     $0.80       $0.64         4,636
                 2010..     $0.68       $0.80            --
                 2009..     $0.41       $0.68            --
                 2008..     $1.00       $0.41        11,635
                 2007..     $1.00(f)    $0.97        48,606
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.23       $1.33        31,592
                 2013..     $0.91       $1.23        18,398
                 2012..     $0.84       $0.91            --
                 2011..     $0.89       $0.84            --
                 2010..     $0.74       $0.89            --
                 2009..     $0.57       $0.74            --
                 2008..     $0.96       $0.57            --
                 2007..     $1.00(f)    $0.96            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $2.22       $2.02        15,533
                 2013..     $1.80       $2.22        18,575
                 2012..     $1.51       $1.80            --
                 2011..     $1.67       $1.51            --
                 2010..     $1.48       $1.67         8,630
                 2009..     $1.09       $1.48         8,695
                 2008..     $1.95       $1.09         8,761
                 2007..     $1.76       $1.95         8,827
                 2006..     $1.39       $1.76         7,256
                 2005..     $1.23       $1.39        32,289


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.36       $1.49             --
                 2013..     $0.98       $1.36             --
                 2012..     $0.85       $0.98             --
                 2011..     $0.89       $0.85             --
                 2010..     $0.74       $0.89             --
                 2009..     $0.55       $0.74             --
                 2008..     $0.91       $0.55             --
                 2007..     $1.00(f)    $0.91             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.08          1,267
                 2013..     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.02       $1.01         24,172
                 2013..     $1.04       $1.02         15,226
                 2012..     $1.00       $1.04         12,932
                 2011..     $1.01       $1.00          6,574
                 2010..     $1.00       $1.01             --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.08       $1.10         55,386
                 2013..     $1.12       $1.08         37,824
                 2012..     $1.04       $1.12         25,333
                 2011..     $1.03       $1.04         31,371
                 2010..     $1.00       $1.03         16,548
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.57       $1.73         14,177
                 2013..     $1.21       $1.57         14,686
                 2012..     $1.03       $1.21         16,617
                 2011..     $1.03       $1.03         17,525
                 2010..     $0.93       $1.03         17,381
                 2009..     $0.74       $0.93         17,528
                 2008..     $1.36       $0.74             --
                 2007..     $0.00       $1.36         12,203
                 2006..     $1.28       $0.00             --
                 2005..     $0.00       $1.28         10,458
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.59       $1.72         42,418
                 2013..     $1.19       $1.59             --
                 2012..     $1.02       $1.19             --
                 2011..     $1.09       $1.02             --
                 2010..     $0.97       $1.09             --
                 2009..     $0.76       $0.97             --
                 2008..     $1.27       $0.76             --
                 2007..     $1.00(f)    $1.27             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.59       $1.46          1,030
                 2013..     $1.27       $1.59          1,036
                 2012..     $1.06       $1.27         53,631
                 2011..     $1.30       $1.06         54,690
                 2010..     $1.21       $1.30         51,515
                 2009..     $0.99       $1.21         51,728
                 2008..     $1.80       $0.99         53,473
                 2007..     $1.69       $1.80         51,849
                 2006..     $1.35       $1.69        113,259
                 2005..     $1.23       $1.35        142,163
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.73       $1.93          1,146
                 2013..     $1.30       $1.73          1,418
                 2012..     $1.13       $1.30          1,558
                 2011..     $1.22       $1.13          1,787
                 2010..     $1.04       $1.22          2,001
                 2009..     $0.80       $1.04          2,091
                 2008..     $1.33       $0.80          2,428
                 2007..     $1.28       $1.33          3,093
                 2006..     $1.21       $1.28          3,401
                 2005..     $1.12       $1.21          3,595

1.95% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.76       $1.89         45,214
                 2013..     $1.25       $1.76        117,467
                 2012..     $1.11       $1.25             --
                 2011..     $1.38       $1.11             --
                 2010..     $1.17       $1.38             --
                 2009..     $0.73       $1.17             --
                 2008..     $1.17       $0.73             --
                 2007..     $1.00(f)    $1.17             --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.09             --
                 2013..     $1.02       $1.07             --
                 2012..     $1.00       $1.02             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03             --
                 2013..     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.15       $1.14             --
                 2013..     $1.01       $1.15             --
                 2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.12       $1.13            858
                 2013..     $1.01       $1.12             --
                 2012..     $1.00       $1.01             --

2.00% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.20       $1.25       2,330,892
                 2013..     $1.24       $1.20       2,642,273
                 2012..     $1.17       $1.24       2,644,846
                 2011..     $1.11       $1.17       2,822,263
                 2010..     $1.03       $1.11       3,384,835
                 2009..     $0.91       $1.03       3,184,996
                 2008..     $1.08       $0.91       2,793,183
                 2007..     $1.07       $1.08         858,243
                 2006..     $1.05       $1.07         267,099
                 2005..     $1.04       $1.05         199,526
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.21       $2.37         497,218
                 2013..     $1.70       $2.21         585,431
                 2012..     $1.48       $1.70         667,306
                 2011..     $1.55       $1.48         721,683
                 2010..     $1.25       $1.55         773,755
                 2009..     $0.94       $1.25         795,684
                 2008..     $1.51       $0.94         694,066
                 2007..     $1.43       $1.51         280,804
                 2006..     $1.33       $1.43         103,606
                 2005..     $1.21       $1.33          77,889
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.70       $1.88          22,863
                 2013..     $1.32       $1.70          23,659
                 2012..     $1.16       $1.32          13,145
                 2011..     $1.17       $1.16          18,448
                 2010..     $1.04       $1.17          14,589
                 2009..     $0.84       $1.04          14,857
                 2008..     $1.37       $0.84           6,854
                 2007..     $1.00(f)    $1.37              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                  2014..      $1.45        $1.45          793,165
                  2013..      $1.48        $1.45          839,212
                  2012..      $1.30        $1.48          886,154
                  2011..      $1.33        $1.30          845,743
                  2010..      $1.19        $1.33          810,997
                  2009..      $1.03        $1.19          680,351
                  2008..      $1.01        $1.03          659,854
                  2007..      $0.94        $1.01          166,984
                  2006..      $0.00        $0.94            9,720
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                  2014..      $1.06        $1.12           46,842
                  2013..      $1.00(ap)    $1.06               --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                  2014..      $0.94        $0.92          640,859
                  2013..      $0.96        $0.94          933,971
                  2012..      $0.98        $0.96        1,275,099
                  2011..      $1.00        $0.98        1,239,613
                  2010..      $1.02        $1.00          831,907
                  2009..      $1.04        $1.02          869,342
                  2008..      $1.04        $1.04        1,667,785
                  2007..      $1.01        $1.04          182,647
                  2006..      $0.99        $1.01           26,666
                  2005..      $0.98        $0.99           20,590
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.05        $1.09          424,390
                  2013..      $1.09        $1.05          388,686
                  2012..      $1.08        $1.09          363,246
                  2011..      $1.03        $1.08          472,241
                  2010..      $0.98        $1.03          561,297
                  2009..      $0.93        $0.98          546,310
                  2008..      $1.09        $0.93          469,720
                  2007..      $1.08        $1.09          142,102
                  2006..      $1.04        $1.08           39,371
                  2005..      $1.03        $1.04           34,036
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.86        $2.38          321,211
                  2013..      $1.88        $1.86          355,590
                  2012..      $1.62        $1.88          325,993
                  2011..      $1.57        $1.62          312,954
                  2010..      $1.24        $1.57          341,437
                  2009..      $1.02        $1.24          363,679
                  2008..      $1.63        $1.02          259,099
                  2007..      $1.97        $1.63          105,952
                  2006..      $1.54        $1.97           50,693
                  2005..      $1.42        $1.54           39,811
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.84(bt)    $2.05        1,611,299
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.77(bt)    $1.89          120,644
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.05(bt)    $2.25          113,301
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.04(bt)    $2.18        1,547,577
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.07               --
                  2013...     $1.00        $1.04               --

2.00% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.60        $0.55           19,552
                  2013...     $0.50        $0.60           20,280
                  2012...     $0.45        $0.50           60,843
                  2011...     $0.57        $0.45           61,837
                  2010...     $0.55        $0.57            9,104
                  2009...     $0.42        $0.55            7,758
                  2008...     $1.00        $0.42            5,442
                  2007...     $1.00(f)     $0.92               --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.67        $1.84           12,388
                  2013...     $1.26        $1.67           13,270
                  2012...     $1.12        $1.26           25,242
                  2011...     $1.11        $1.12           16,023
                  2010...     $1.00        $1.11               --
                  2009...     $0.86        $1.00               --
                  2008...     $1.35        $0.86               --
                  2007...     $1.00(f)     $1.35               --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.16        $1.18        1,434,760
                  2013...     $1.29        $1.16        1,519,428
                  2012...     $1.23        $1.29        1,463,532
                  2011...     $1.12        $1.23          993,641
                  2010...     $1.09        $1.12          612,509
                  2009...     $1.01        $1.09          458,599
                  2008...     $1.05        $1.01           20,579
                  2007...     $1.00(f)     $1.05               --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.98        $0.98            4,597
                  2013...     $1.03        $0.98            4,413
                  2012...     $0.99        $1.03            9,411
                  2011...     $1.00        $0.99               --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.26        $1.26           34,806
                  2013...     $0.99        $1.26           16,322
                  2012...     $0.83        $0.99               --
                  2011...     $1.00        $0.83            9,972
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.11        $1.11            9,304
                  2013...     $0.88        $1.11            5,782
                  2012...     $0.76        $0.88            6,554
                  2011...     $1.00        $0.76            6,964
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.27        $1.35           32,148
                  2013...     $1.00        $1.27          319,573
                  2012...     $0.86        $1.00           62,604
                  2011...     $1.00        $0.86           49,418
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.36        $1.47           87,829
                  2013...     $1.04        $1.36           81,888
                  2012...     $0.90        $1.04           78,275
                  2011...     $1.00        $0.90            4,613
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.07        $1.02           31,126
                  2013...     $0.90        $1.07           21,818
                  2012...     $0.78        $0.90           23,113
                  2011...     $1.00        $0.78           15,553
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.02        $0.92           38,301
                  2013...     $0.94        $1.02           26,035
                  2012...     $0.81        $0.94           16,699
                  2011...     $1.00        $0.81           22,191


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                 2014..     $1.00       $1.03         34,077
                 2013..     $1.05       $1.00         33,995
                 2012..     $1.05       $1.05         32,283
                 2011..     $1.00       $1.05         22,899
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME
                 SUB-ACCOUNT:
                 2014..     $1.63       $1.73        491,710
                 2013..     $1.30       $1.63        643,217
                 2012..     $1.13       $1.30        518,744
                 2011..     $1.15       $1.13        727,892
                 2010..     $1.02       $1.15        888,575
                 2009..     $0.80       $1.02        978,150
                 2008..     $1.43       $0.80        896,056
                 2007..     $1.44       $1.43        354,662
                 2006..     $1.22       $1.44        198,010
                 2005..     $1.18       $1.22        165,745
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                 2014..     $2.58       $2.68         72,573
                 2013..     $1.94       $2.58         68,332
                 2012..     $1.73       $1.94         53,770
                 2011..     $1.97       $1.73         38,198
                 2010..     $1.57       $1.97         44,779
                 2009..     $1.14       $1.57         40,402
                 2008..     $1.93       $1.14         25,694
                 2007..     $1.71       $1.93          6,132
                 2006..     $1.55       $1.71          6,164
                 2005..     $1.34       $1.55          6,397
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $1.72       $1.81         23,063
                 2013..     $1.37       $1.72         23,990
                 2012..     $1.22       $1.37         26,309
                 2011..     $1.26       $1.22         21,702
                 2010..     $1.16       $1.26         37,497
                 2009..     $0.93       $1.16         22,473
                 2008..     $1.52       $0.93         21,991
                 2007..     $1.50       $1.52         20,345
                 2006..     $1.29       $1.50         14,235
                 2005..     $1.19       $1.29         14,349
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.39       $1.37        320,075
                 2013..     $1.04       $1.39        279,923
                 2012..     $0.90       $1.04        339,972
                 2011..     $0.95       $0.90        330,651
                 2010..     $0.76       $0.95        368,589
                 2009..     $0.60       $0.76        342,832
                 2008..     $0.91       $0.60        181,647
                 2007..     $1.00(f)    $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $1.88       $1.98         65,144
                 2013..     $1.38       $1.88         68,571
                 2012..     $1.27       $1.38         78,647
                 2011..     $1.37       $1.27         26,224
                 2010..     $1.09       $1.37         24,402
                 2009..     $0.78       $1.09         21,928
                 2008..     $1.38       $0.78          9,544
                 2007..     $1.26       $1.38          9,039
                 2006..     $1.19       $1.26          8,950
                 2005..     $1.15       $1.19          8,739

2.00% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.13       $1.92          44,903
                  2013..      $2.20       $2.13          49,887
                  2012..      $1.98       $2.20          52,001
                  2011..      $2.40       $1.98          57,783
                  2010..      $2.08       $2.40          55,741
                  2009..      $1.23       $2.08          73,611
                  2008..      $2.66       $1.23          63,665
                  2007..      $2.11       $2.66          47,354
                  2006..      $1.68       $2.11          45,866
                  2005..      $1.34       $1.68          35,979
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.04       $1.06          70,268
                  2013..      $1.00       $1.04         200,966
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.05       $1.03         782,914
                  2013..      $1.07       $1.05         870,149
                  2012..      $1.06       $1.07       1,066,042
                  2011..      $1.02       $1.06         388,995
                  2010..      $1.00       $1.02          91,271
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $0.99       $1.01          54,991
                  2013..      $0.85       $0.99          85,742
                  2012..      $0.76       $0.85         119,905
                  2011..      $0.82       $0.76         104,635
                  2010..      $0.72       $0.82          20,488
                  2009..      $0.58       $0.72           5,114
                  2008..      $0.94       $0.58              --
                  2007..      $1.00(f)    $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.07       $1.10         453,988
                  2013...     $0.98       $1.07         563,816
                  2012...     $0.90       $0.98       1,238,725
                  2011...     $0.93       $0.90       1,351,504
                  2010...     $0.84       $0.93       1,440,189
                  2009...     $0.72       $0.84       1,571,328
                  2008...     $0.97       $0.72         194,470
                  2007...     $1.00(f)    $0.97              --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.08       $1.09         182,456
                  2013...     $1.07       $1.08         230,818
                  2012...     $1.04       $1.07         251,633
                  2011...     $1.03       $1.04         142,440
                  2010...     $0.98       $1.03         146,329
                  2009...     $0.93       $0.98         143,123
                  2008...     $1.01       $0.93              --
                  2007...     $1.00(f)    $1.01              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.03       $1.06         705,794
                  2013...     $0.91       $1.03         796,145
                  2012...     $0.82       $0.91         808,562
                  2011...     $0.87       $0.82       1,447,480
                  2010...     $0.77       $0.87       1,580,537
                  2009...     $0.64       $0.77       1,590,717
                  2008...     $1.00       $0.64         281,942
                  2007...     $1.00(f)    $0.95          67,566


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.07        $1.09         899,073
                  2013...     $1.02        $1.07         955,495
                  2012...     $0.96        $1.02         991,819
                  2011...     $0.97        $0.96         604,218
                  2010...     $0.91        $0.97         548,654
                  2009...     $0.82        $0.91         655,601
                  2008...     $1.00        $0.82         531,235
                  2007...     $1.00(f)     $0.99           8,576
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.32        $1.42          85,500
                  2013...     $1.01        $1.32         286,635
                  2012...     $0.88        $1.01          31,185
                  2011...     $0.89        $0.88          16,653
                  2010...     $0.74        $0.89              --
                  2009...     $0.54        $0.74              --
                  2008...     $0.95        $0.54              --
                  2007...     $1.00(f)     $0.95              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.84        $1.96         576,770
                  2013...     $1.38        $1.84         314,999
                  2012...     $1.18        $1.38         309,696
                  2011...     $1.23        $1.18         170,249
                  2010...     $1.09        $1.23          50,836
                  2009...     $0.87        $1.09           8,448
                  2008...     $1.37        $0.87           8,547
                  2007...     $1.44        $1.37           7,777
                  2006...     $1.26        $1.44           7,996
                  2005...     $1.24        $1.26           7,706
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.31        $1.40           6,213
                  2013...     $1.07        $1.31           6,364
                  2012...     $0.98        $1.07           6,702
                  2011...     $1.01        $0.98           3,465
                  2010...     $0.96        $1.01           3,495
                  2009...     $0.73        $0.96           3,523
                  2008...     $1.22        $0.73             313
                  2007...     $1.00(f)     $1.22              --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.86        $2.01           9,521
                  2013...     $1.42        $1.86          31,837
                  2012...     $1.27        $1.42          13,906
                  2011...     $1.32        $1.27          14,309
                  2010...     $1.20        $1.32           6,505
                  2009...     $0.99        $1.20           6,557
                  2008...     $1.49        $0.99              --
                  2007...     $1.00(f)     $1.49              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.34        $1.34         411,244
                  2013...     $1.00        $1.34         458,062
                  2012...     $0.89        $1.00         503,399
                  2011...     $0.92        $0.89         447,763
                  2010...     $0.73        $0.92         499,675
                  2009...     $0.62        $0.73         474,705
                  2008...     $0.92        $0.62         257,103
                  2007...     $1.00(f)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $2.94        $2.73         197,406
                  2013...     $2.39        $2.94         239,956
                  2012...     $2.05        $2.39         239,898
                  2011...     $2.25        $2.05         205,132
                  2010...     $2.12        $2.25         191,052
                  2009...     $1.73        $2.12         199,559
                  2008...     $2.37        $1.73         154,457
                  2007...     $1.68        $2.37          29,701
                  2006...     $1.43        $1.68          16,941
                  2005...     $0.00        $1.43          10,775

2.00% Variable Account Charge Continued


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.86         $1.96           95,913
                  2013...     $1.53         $1.86           90,401
                  2012...     $1.40         $1.53           83,852
                  2011...     $1.38         $1.40           76,143
                  2010...     $1.20         $1.38           22,531
                  2009...     $1.09         $1.20           25,240
                  2008...     $1.40         $1.09           10,573
                  2007...     $1.26         $1.40            5,381
                  2006...     $1.15         $1.26            5,339
                  2005...     $1.12         $1.15            5,182
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.21         $2.38          351,204
                  2013...     $1.69         $2.21          173,350
                  2012...     $1.46         $1.69           17,615
                  2011...     $1.46         $1.46           16,962
                  2010...     $1.23         $1.46           12,262
                  2009...     $1.01         $1.23           22,623
                  2008...     $1.59         $1.01           10,552
                  2007...     $1.00(i)      $1.59               --
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $1.89         $1.87          338,464
                  2013...     $1.61         $1.89          313,086
                  2012...     $1.39         $1.61          331,118
                  2011...     $1.53         $1.39          169,086
                  2010...     $1.36         $1.53           70,189
                  2009...     $1.10         $1.36           18,691
                  2008...     $1.94         $1.10            3,274
                  2007...     $1.00(f)      $1.94               --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(I):
                  2014...     $1.29         $1.10          108,781
                  2013...     $1.22         $1.29          107,383
                  2012...     $1.22         $1.22          125,579
                  2011...     $1.59         $1.22          118,938
                  2010...     $1.38         $1.59          116,344
                  2009...     $0.81         $1.38           91,588
                  2008...     $2.15         $0.81           99,998
                  2007...     $1.53         $2.15           44,059
                  2006...     $1.24         $1.53           53,060
                  2005...     $1.00(e)      $1.24           10,075
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.03         $1.03        1,245,275
                  2013...     $1.00         $1.03            9,383
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014...     $1.90         $1.89          679,912
                  2013...     $1.55         $1.90          765,975
                  2012...     $1.40         $1.55          853,716
                  2011...     $1.66         $1.40          748,450
                  2010...     $1.48         $1.66          728,114
                  2009...     $1.10         $1.48          686,211
                  2008...     $1.95         $1.10          564,746
                  2007...     $1.81         $1.95          213,350
                  2006...     $1.43         $1.81          122,200
                  2005...     $1.31         $1.43          100,169
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $2.33         $2.24           23,158
                  2013...     $1.51         $2.33           27,270
                  2012...     $1.38         $1.51           15,875
                  2011...     $1.51         $1.38            9,223
                  2010...     $1.09         $1.51           28,083
                  2009...     $0.79         $1.09           10,255
                  2008...     $1.55         $0.79               --
                  2007...     $1.00(f)      $1.55               --


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $2.25        $2.38         150,971
                  2013..     $1.77        $2.25         100,059
                  2012..     $1.59        $1.77         100,365
                  2011..     $1.63        $1.59          29,560
                  2010..     $1.26        $1.63          18,254
                  2009..     $0.88        $1.26           4,627
                  2008..     $1.41        $0.88           4,664
                  2007..     $1.00(f)     $1.41              --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014..     $1.05        $1.06              --
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014..     $1.05        $1.07              --
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.05              --
                  2013..     $1.00        $1.04              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.23        $3.26          83,311
                  2013..     $2.11        $3.23          87,568
                  2012..     $1.68        $2.11          85,246
                  2011..     $1.82        $1.68          63,592
                  2010..     $1.65        $1.82          83,175
                  2009..     $1.17        $1.65          21,751
                  2008..     $1.80        $1.17          20,345
                  2007..     $1.48        $1.80          10,028
                  2006..     $1.40        $1.48          10,695
                  2005..     $1.22        $1.40           3,635
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.03        $2.13         102,467
                  2013..     $1.55        $2.03         111,277
                  2012..     $1.34        $1.55         126,867
                  2011..     $1.56        $1.34         155,217
                  2010..     $1.26        $1.56         170,397
                  2009..     $1.00        $1.26         184,128
                  2008..     $1.38        $1.00         207,524
                  2007..     $1.46        $1.38         143,490
                  2006..     $1.28        $1.46          57,065
                  2005..     $1.25        $1.28          46,267
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.86        $2.03         235,642
                  2013..     $1.41        $1.86          23,125
                  2012..     $1.21        $1.41          17,863
                  2011..     $1.33        $1.21          18,359
                  2010..     $1.14        $1.33          22,101
                  2009..     $0.92        $1.14          26,765
                  2008..     $1.42        $0.92              --
                  2007..     $1.00(f)     $1.42              --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $1.89        $2.01         100,250
                  2013..     $1.61        $1.89         132,806
                  2012..     $1.45        $1.61         150,599
                  2011..     $1.46        $1.45         150,845
                  2010..     $1.38        $1.46          79,083
                  2009..     $1.12        $1.38          70,723
                  2008..     $1.36        $1.12           6,243
                  2007..     $1.26        $1.36           4,647
                  2006..     $1.16        $1.26           4,573
                  2005..     $1.10        $1.16           4,262

2.00% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.21       $2.35         96,585
                 2013..     $1.72       $2.21        253,389
                 2012..     $1.42       $1.72        124,210
                 2011..     $1.55       $1.42        115,283
                 2010..     $1.49       $1.55        134,649
                 2009..     $1.04       $1.49        137,467
                 2008..     $1.90       $1.04         96,752
                 2007..     $1.42       $1.90          5,207
                 2006..     $1.33       $1.42          3,968
                 2005..     $1.21       $1.33          3,642
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.37       $2.04        343,379
                 2013..     $2.11       $2.37        373,330
                 2012..     $1.90       $2.11        397,018
                 2011..     $2.87       $1.90        450,344
                 2010..     $2.34       $2.87        471,863
                 2009..     $1.33       $2.34        527,642
                 2008..     $2.85       $1.33        491,889
                 2007..     $2.27       $2.85        151,044
                 2006..     $1.58       $2.27         72,569
                 2005..     $1.22       $1.58         62,951
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.25       $1.33        290,164
                 2013..     $1.02       $1.25        326,690
                 2012..     $0.94       $1.02        347,767
                 2011..     $0.98       $0.94        272,076
                 2010..     $0.87       $0.98        303,952
                 2009..     $0.67       $0.87        282,828
                 2008..     $0.95       $0.67        159,475
                 2007..     $1.00(f)    $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.49       $1.59             --
                 2013..     $1.11       $1.49             --
                 2012..     $0.97       $1.11             --
                 2011..     $1.06       $0.97             --
                 2010..     $0.83       $1.06             --
                 2009..     $0.60       $0.83             --
                 2008..     $1.27       $0.60             --
                 2007..     $1.00(f)    $1.27             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.73       $0.68        461,105
                 2013..     $0.75       $0.73        364,609
                 2012..     $0.64       $0.75        350,032
                 2011..     $0.80       $0.64        232,965
                 2010..     $0.68       $0.80        223,181
                 2009..     $0.41       $0.68        166,570
                 2008..     $1.00       $0.41         48,859
                 2007..     $1.00(f)    $0.97             --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.23       $1.33         36,888
                 2013..     $0.91       $1.23         30,193
                 2012..     $0.84       $0.91          1,721
                 2011..     $0.89       $0.84             --
                 2010..     $0.74       $0.89          8,312
                 2009..     $0.57       $0.74             --
                 2008..     $0.96       $0.57             --
                 2007..     $1.00(f)    $0.96             --


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BC):
                  2014..     $2.21        $2.01           99,322
                  2013..     $1.79        $2.21           29,348
                  2012..     $1.50        $1.79           11,810
                  2011..     $1.66        $1.50           15,739
                  2010..     $1.48        $1.66            1,799
                  2009..     $1.08        $1.48            1,813
                  2008..     $1.94        $1.08               --
                  2007..     $1.00(f)     $1.94               --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                  2014..     $1.35        $1.48           40,954
                  2013..     $0.98        $1.35           42,579
                  2012..     $0.85        $0.98           48,404
                  2011..     $0.89        $0.85           25,937
                  2010..     $0.74        $0.89           20,191
                  2009..     $0.55        $0.74           20,389
                  2008..     $0.91        $0.55           13,011
                  2007..     $1.00(f)     $0.91               --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                  2014..     $1.04        $1.08               --
                  2013..     $1.00        $1.04               --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                  2014..     $1.02        $1.00        1,010,079
                  2013..     $1.04        $1.02        1,032,313
                  2012..     $1.00        $1.04        1,839,536
                  2011..     $1.01        $1.00          601,222
                  2010..     $1.00        $1.01           87,599
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                  2014..     $1.07        $1.10        1,628,053
                  2013..     $1.12        $1.07        1,536,190
                  2012..     $1.04        $1.12        2,554,547
                  2011..     $1.03        $1.04          840,795
                  2010..     $1.00        $1.03          261,738
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                  2014..     $1.56        $1.72           24,160
                  2013..     $1.20        $1.56           26,204
                  2012..     $1.03        $1.20           10,219
                  2011..     $1.03        $1.03           11,096
                  2010..     $0.93        $1.03            3,082
                  2009..     $0.74        $0.93            3,109
                  2008..     $1.36        $0.74            3,138
                  2007..     $1.00(f)     $1.36               --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2014..     $1.58        $1.71          329,222
                  2013..     $1.19        $1.58            9,606
                  2012..     $1.02        $1.19            7,832
                  2011..     $1.09        $1.02            8,471
                  2010..     $0.97        $1.09               --
                  2009..     $0.76        $0.97               --
                  2008..     $1.27        $0.76               --
                  2007..     $1.00(f)     $1.27               --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2014..     $1.58        $1.45            7,232
                  2013..     $1.26        $1.58            7,520
                  2012..     $1.06        $1.26            9,931
                  2011..     $1.30        $1.06           11,278
                  2010..     $1.20        $1.30           12,584
                  2009..     $0.98        $1.20           12,414
                  2008..     $1.79        $0.98           11,567
                  2007..     $1.69        $1.79           11,395
                  2006..     $1.35        $1.69            6,523
                  2005..     $1.23        $1.35            6,904

2.00% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.72       $1.92        154,276
                 2013..     $1.29       $1.72         12,832
                 2012..     $1.13       $1.29         14,380
                 2011..     $1.21       $1.13          6,890
                 2010..     $1.03       $1.21             --
                 2009..     $0.80       $1.03             --
                 2008..     $1.33       $0.80             --
                 2007..     $1.00(f)    $1.33             --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.75       $1.88        310,897
                 2013..     $1.24       $1.75         17,415
                 2012..     $1.11       $1.24         21,968
                 2011..     $1.38       $1.11         19,046
                 2010..     $1.16       $1.38          6,208
                 2009..     $0.72       $1.16             --
                 2008..     $1.17       $0.72             --
                 2007..     $1.00(f)    $1.17             --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.08        124,089
                 2013..     $1.02       $1.07        146,713
                 2012..     $1.00       $1.02        157,007
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03             --
                 2013..     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.15       $1.14        533,894
                 2013..     $1.01       $1.15        551,032
                 2012..     $1.00       $1.01        359,249
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.12       $1.13         84,647
                 2013..     $1.01       $1.12         87,919
                 2012..     $1.00       $1.01         91,261

2.05% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.20       $1.25         803,602
                 2013..     $1.23       $1.20         866,604
                 2012..     $1.17       $1.23         860,994
                 2011..     $1.10       $1.17         947,714
                 2010..     $1.03       $1.10       1,031,007
                 2009..     $0.91       $1.03       1,566,984
                 2008..     $1.07       $0.91       1,585,976
                 2007..     $1.07       $1.07       1,982,212
                 2006..     $1.05       $1.07       1,849,405
                 2005..     $1.04       $1.05       1,408,549
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.20       $2.36         149,936
                 2013..     $1.69       $2.20         173,157
                 2012..     $1.47       $1.69         203,098
                 2011..     $1.54       $1.47         213,969
                 2010..     $1.25       $1.54         228,021
                 2009..     $0.93       $1.25         302,767
                 2008..     $1.50       $0.93         317,515
                 2007..     $1.43       $1.50         351,451
                 2006..     $1.33       $1.43         379,134
                 2005..     $1.21       $1.33         367,971


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                  2014..      $1.69        $1.87          15,517
                  2013..      $1.31        $1.69          21,062
                  2012..      $1.16        $1.31          29,746
                  2011..      $1.16        $1.16          30,406
                  2010..      $1.04        $1.16          31,039
                  2009..      $0.84        $1.04          61,669
                  2008..      $1.37        $0.84          46,234
                  2007..      $1.33        $1.37          50,500
                  2006..      $1.18        $1.33          47,746
                  2005..      $1.15        $1.18          18,141
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                  2014..      $1.44        $1.44         316,943
                  2013..      $1.47        $1.44         325,183
                  2012..      $1.30        $1.47         324,281
                  2011..      $1.33        $1.30         337,037
                  2010..      $1.19        $1.33         145,480
                  2009..      $1.03        $1.19         153,835
                  2008..      $1.01        $1.03          97,640
                  2007..      $0.94        $1.01          77,198
                  2006..      $0.92        $0.94          50,920
                  2005..      $1.00(e)     $0.92           3,347
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                  2014..      $1.06        $1.12           1,788
                  2013..      $1.00(ap)    $1.06              --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                  2014..      $0.94        $0.92         283,567
                  2013..      $0.96        $0.94         291,923
                  2012..      $0.98        $0.96         311,010
                  2011..      $1.00        $0.98         380,426
                  2010..      $1.02        $1.00         276,468
                  2009..      $1.04        $1.02         301,561
                  2008..      $1.04        $1.04         218,584
                  2007..      $1.01        $1.04         211,517
                  2006..      $0.99        $1.01         210,308
                  2005..      $0.98        $0.99         238,902
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.04        $1.08         117,530
                  2013..      $1.09        $1.04          98,131
                  2012..      $1.07        $1.09          94,689
                  2011..      $1.03        $1.07         106,080
                  2010..      $0.98        $1.03         114,485
                  2009..      $0.93        $0.98         155,933
                  2008..      $1.09        $0.93         171,412
                  2007..      $1.08        $1.09         182,501
                  2006..      $1.04        $1.08         225,751
                  2005..      $1.03        $1.04         175,992
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.85        $2.36         111,593
                  2013..      $1.87        $1.85         129,377
                  2012..      $1.62        $1.87         152,061
                  2011..      $1.57        $1.62         175,542
                  2010..      $1.24        $1.57         196,752
                  2009..      $1.02        $1.24         286,497
                  2008..      $1.63        $1.02         272,073
                  2007..      $1.97        $1.63         281,682
                  2006..      $1.54        $1.97         316,069
                  2005..      $1.41        $1.54         448,716
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.83(bt)    $2.03         571,672
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.76(bt)    $1.88         125,242
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.04(bt)    $2.24          39,641
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.02(bt)    $2.16         170,426

2.05% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.06              --
                  2013...     $1.00        $1.04              --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.60        $0.55              --
                  2013...     $0.50        $0.60              --
                  2012...     $0.45        $0.50              --
                  2011...     $0.57        $0.45              --
                  2010...     $0.55        $0.57          45,169
                  2009...     $0.42        $0.55          45,555
                  2008...     $1.00        $0.42          45,943
                  2007...     $1.00(f)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.66        $1.83              --
                  2013...     $1.25        $1.66              --
                  2012...     $1.12        $1.25          14,498
                  2011...     $1.11        $1.12          15,435
                  2010...     $0.99        $1.11          16,524
                  2009...     $0.86        $0.99          16,388
                  2008...     $1.35        $0.86          15,630
                  2007...     $1.38        $1.35          27,183
                  2006...     $1.21        $1.38          30,336
                  2005...     $1.18        $1.21          24,789
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.16        $1.17         193,275
                  2013...     $1.29        $1.16         221,381
                  2012...     $1.23        $1.29         174,884
                  2011...     $1.12        $1.23         143,614
                  2010...     $1.09        $1.12         132,457
                  2009...     $1.01        $1.09         172,660
                  2008...     $1.05        $1.01          40,547
                  2007...     $1.00(f)     $1.05              --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.98        $0.97          14,367
                  2013...     $1.03        $0.98           2,094
                  2012...     $0.99        $1.03           2,112
                  2011...     $1.00        $0.99              --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.25        $1.26          10,958
                  2013...     $0.99        $1.25          13,562
                  2012...     $0.82        $0.99          21,376
                  2011...     $1.00        $0.82              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.11        $1.11           2,382
                  2013...     $0.88        $1.11             365
                  2012...     $0.76        $0.88             416
                  2011...     $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.27        $1.35          30,536
                  2013...     $1.00        $1.27          30,644
                  2012...     $0.86        $1.00              --
                  2011...     $1.00        $0.86              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.36        $1.47          19,588
                  2013...     $1.04        $1.36          18,016
                  2012...     $0.90        $1.04           1,604
                  2011...     $1.00        $0.90              --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.07        $1.02              --
                  2013...     $0.90        $1.07              --
                  2012...     $0.78        $0.90              --
                  2011...     $1.00        $0.78              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.02        $0.92              757
                  2013...     $0.94        $1.02              757
                  2012...     $0.81        $0.94              592
                  2011...     $1.00        $0.81               --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $1.00        $1.02               --
                  2013...     $1.05        $1.00               --
                  2012...     $1.05        $1.05               --
                  2011...     $1.00        $1.05               --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.62        $1.72          534,840
                  2013...     $1.29        $1.62          580,350
                  2012...     $1.13        $1.29          695,636
                  2011...     $1.14        $1.13          814,875
                  2010...     $1.02        $1.14          927,888
                  2009...     $0.80        $1.02        1,058,370
                  2008...     $1.43        $0.80        1,105,658
                  2007...     $1.44        $1.43        1,122,083
                  2006...     $1.22        $1.44        1,167,526
                  2005...     $1.18        $1.22        1,174,106
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.57        $2.67           79,751
                  2013...     $1.93        $2.57           88,459
                  2012...     $1.72        $1.93           99,455
                  2011...     $1.97        $1.72          110,294
                  2010...     $1.56        $1.97           90,621
                  2009...     $1.14        $1.56          124,616
                  2008...     $1.93        $1.14          124,559
                  2007...     $1.71        $1.93          132,394
                  2006...     $1.55        $1.71          218,887
                  2005...     $1.34        $1.55          115,720
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.71        $1.80            6,011
                  2013...     $1.36        $1.71            7,953
                  2012...     $1.22        $1.36            8,020
                  2011...     $1.25        $1.22            8,089
                  2010...     $1.15        $1.25           41,597
                  2009...     $0.93        $1.15           49,483
                  2008...     $1.51        $0.93           52,938
                  2007...     $1.49        $1.51           89,398
                  2006...     $1.29        $1.49          103,441
                  2005...     $1.19        $1.29          115,717
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.38        $1.36            6,663
                  2013...     $1.04        $1.38           11,353
                  2012...     $0.89        $1.04           11,609
                  2011...     $0.95        $0.89            3,602
                  2010...     $0.75        $0.95            1,780
                  2009...     $0.60        $0.75            4,078
                  2008...     $0.91        $0.60            3,981
                  2007...     $1.00(f)     $0.91               --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $1.87        $1.96              841
                  2013...     $1.38        $1.87            5,689
                  2012...     $1.27        $1.38            9,800
                  2011...     $1.36        $1.27            9,818
                  2010...     $1.09        $1.36           10,029
                  2009...     $0.77        $1.09           10,828
                  2008...     $1.37        $0.77            6,627
                  2007...     $1.26        $1.37           14,858
                  2006...     $1.18        $1.26            7,372
                  2005...     $1.15        $1.18            7,644

2.05% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.12       $1.91        139,024
                  2013..      $2.19       $2.12        142,188
                  2012..      $1.97       $2.19        155,214
                  2011..      $2.39       $1.97        161,622
                  2010..      $2.08       $2.39        102,523
                  2009..      $1.23       $2.08        136,779
                  2008..      $2.65       $1.23        152,138
                  2007..      $2.10       $2.65        152,467
                  2006..      $1.68       $2.10        192,042
                  2005..      $1.34       $1.68        106,702
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.04       $1.05          1,851
                  2013..      $1.00       $1.04             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.05       $1.03         16,017
                  2013..      $1.06       $1.05         25,926
                  2012..      $1.06       $1.06         32,976
                  2011..      $1.01       $1.06         12,788
                  2010..      $1.00       $1.01          7,085
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $0.99       $1.01             --
                  2013..      $0.85       $0.99             --
                  2012..      $0.76       $0.85          1,873
                  2011..      $0.82       $0.76          1,892
                  2010..      $0.72       $0.82          3,635
                  2009..      $0.58       $0.72             --
                  2008..      $1.00       $0.58          2,863
                  2007..      $1.00(f)    $0.94          5,553
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.07       $1.09             --
                  2013...     $0.98       $1.07             --
                  2012...     $0.90       $0.98             --
                  2011...     $0.93       $0.90        120,435
                  2010...     $0.84       $0.93        242,920
                  2009...     $0.72       $0.84        244,992
                  2008...     $0.97       $0.72        234,217
                  2007...     $1.00(f)    $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.07       $1.08         15,162
                  2013...     $1.07       $1.07         21,439
                  2012...     $1.04       $1.07        150,766
                  2011...     $1.03       $1.04         23,128
                  2010...     $0.98       $1.03         50,470
                  2009...     $0.93       $0.98         53,274
                  2008...     $1.01       $0.93         27,446
                  2007...     $1.00(f)    $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.03       $1.06             --
                  2013...     $0.90       $1.03             --
                  2012...     $0.82       $0.90             --
                  2011...     $0.87       $0.82             --
                  2010...     $0.77       $0.87          6,782
                  2009...     $0.64       $0.77          6,840
                  2008...     $1.00       $0.64          6,899
                  2007...     $1.00(f)    $0.95         18,305


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.07        $1.08          57,369
                  2013...     $1.02        $1.07          67,355
                  2012...     $0.96        $1.02          69,597
                  2011...     $0.97        $0.96         247,852
                  2010...     $0.90        $0.97         294,053
                  2009...     $0.82        $0.90         108,313
                  2008...     $1.00        $0.82          34,164
                  2007...     $1.00(f)     $0.99          16,496
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.32        $1.41             555
                  2013...     $1.00        $1.32             607
                  2012...     $0.88        $1.00             696
                  2011...     $0.89        $0.88              --
                  2010...     $0.74        $0.89              --
                  2009...     $0.54        $0.74              --
                  2008...     $0.95        $0.54              --
                  2007...     $1.00(f)     $0.95              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.83        $1.95          23,508
                  2013...     $1.37        $1.83          33,201
                  2012...     $1.18        $1.37          33,823
                  2011...     $1.23        $1.18          16,074
                  2010...     $1.09        $1.23          14,726
                  2009...     $0.86        $1.09         131,485
                  2008...     $1.37        $0.86         171,765
                  2007...     $1.43        $1.37         200,070
                  2006...     $1.26        $1.43         210,883
                  2005...     $1.24        $1.26         255,431
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.31        $1.39              --
                  2013...     $1.07        $1.31              --
                  2012...     $0.97        $1.07              --
                  2011...     $1.01        $0.97              --
                  2010...     $0.96        $1.01              --
                  2009...     $0.73        $0.96          20,808
                  2008...     $1.21        $0.73          20,986
                  2007...     $1.21        $1.21          20,873
                  2006...     $1.12        $1.21              --
                  2005...     $1.09        $1.12          17,954
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.85        $1.99              --
                  2013...     $1.41        $1.85              --
                  2012...     $1.26        $1.41              --
                  2011...     $1.32        $1.26              --
                  2010...     $1.20        $1.32              --
                  2009...     $0.99        $1.20              --
                  2008...     $1.48        $0.99              --
                  2007...     $1.48        $1.48           9,948
                  2006...     $1.30        $1.48          23,991
                  2005...     $0.00        $1.30          23,818
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.34        $1.34          24,773
                  2013...     $0.99        $1.34          31,563
                  2012...     $0.89        $0.99          34,876
                  2011...     $0.92        $0.89          23,545
                  2010...     $0.73        $0.92          21,281
                  2009...     $0.62        $0.73          48,920
                  2008...     $0.92        $0.62          28,780
                  2007...     $1.00(f)     $0.92              --

2.05% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                 2014..     $2.92       $2.71        141,918
                 2013..     $2.38       $2.92        171,990
                 2012..     $2.04       $2.38        186,168
                 2011..     $2.25       $2.04        189,287
                 2010..     $2.11       $2.25        255,087
                 2009..     $1.72       $2.11        413,746
                 2008..     $2.37       $1.72        433,421
                 2007..     $1.68       $2.37        362,849
                 2006..     $1.42       $1.68        293,099
                 2005..     $1.17       $1.42        108,428
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.85       $1.95          9,974
                 2013..     $1.53       $1.85         40,505
                 2012..     $1.39       $1.53         34,452
                 2011..     $1.38       $1.39         34,451
                 2010..     $1.20       $1.38         57,228
                 2009..     $1.08       $1.20         57,705
                 2008..     $1.40       $1.08         56,622
                 2007..     $1.26       $1.40         46,035
                 2006..     $1.15       $1.26         50,653
                 2005..     $1.12       $1.15         46,014
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.20       $2.37             --
                 2013..     $1.68       $2.20          8,097
                 2012..     $1.45       $1.68         10,590
                 2011..     $1.45       $1.45         10,995
                 2010..     $1.23       $1.45         11,155
                 2009..     $1.01       $1.23         11,526
                 2008..     $1.58       $1.01         11,572
                 2007..     $1.42       $1.58         14,971
                 2006..     $1.24       $1.42          8,195
                 2005..     $0.00       $1.24          6,283
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.88       $1.86         14,220
                 2013..     $1.61       $1.88         33,155
                 2012..     $1.39       $1.61         38,388
                 2011..     $1.53       $1.39         21,602
                 2010..     $1.36       $1.53         17,693
                 2009..     $1.09       $1.36         17,377
                 2008..     $1.93       $1.09         19,956
                 2007..     $1.62       $1.93         16,267
                 2006..     $1.37       $1.62         18,500
                 2005..     $1.20       $1.37         38,727
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.28       $1.09         88,623
                 2013..     $1.22       $1.28        103,420
                 2012..     $1.22       $1.22        114,320
                 2011..     $1.58       $1.22        153,225
                 2010..     $1.38       $1.58        274,648
                 2009..     $0.81       $1.38        352,756
                 2008..     $2.15       $0.81        343,129
                 2007..     $1.53       $2.15        239,160
                 2006..     $1.24       $1.53        222,258
                 2005..     $1.00(e)    $1.24         39,536
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.03        246,265
                 2013..     $1.00       $1.03             --


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014..     $1.89        $1.88         298,841
                  2013..     $1.55        $1.89         339,891
                  2012..     $1.39        $1.55         399,967
                  2011..     $1.65        $1.39         407,375
                  2010..     $1.48        $1.65         464,408
                  2009..     $1.10        $1.48         557,670
                  2008..     $1.95        $1.10         584,012
                  2007..     $1.81        $1.95         617,668
                  2006..     $1.42        $1.81         670,404
                  2005..     $1.31        $1.42         705,807
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $2.31        $2.23              --
                  2013..     $1.50        $2.31           5,806
                  2012..     $1.37        $1.50           7,307
                  2011..     $1.50        $1.37           7,390
                  2010..     $1.09        $1.50           5,819
                  2009..     $0.79        $1.09           4,128
                  2008..     $1.55        $0.79           1,734
                  2007..     $1.48        $1.55           1,160
                  2006..     $0.00        $1.48           1,125
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014..     $2.24        $2.37           8,172
                  2013..     $1.76        $2.24          15,573
                  2012..     $1.58        $1.76           9,385
                  2011..     $1.62        $1.58           8,780
                  2010..     $1.26        $1.62           8,855
                  2009..     $0.88        $1.26           5,155
                  2008..     $1.40        $0.88              --
                  2007..     $1.00(f)     $1.40              --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014..     $1.05        $1.06              --
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014..     $1.05        $1.07              --
                  2013..     $1.00        $1.05              --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.05           1,821
                  2013..     $1.00        $1.04              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.21        $3.24          14,669
                  2013..     $2.10        $3.21          21,221
                  2012..     $1.67        $2.10          19,486
                  2011..     $1.81        $1.67          19,159
                  2010..     $1.64        $1.81          42,779
                  2009..     $1.16        $1.64          80,012
                  2008..     $1.80        $1.16          85,729
                  2007..     $1.48        $1.80          86,554
                  2006..     $1.40        $1.48           6,406
                  2005..     $1.22        $1.40           8,413
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $2.02        $2.12          92,499
                  2013..     $1.55        $2.02         105,493
                  2012..     $1.33        $1.55         126,233
                  2011..     $1.56        $1.33         150,729
                  2010..     $1.26        $1.56         156,041
                  2009..     $0.99        $1.26         206,060
                  2008..     $1.37        $0.99         223,922
                  2007..     $1.46        $1.37         246,504
                  2006..     $1.28        $1.46         282,872
                  2005..     $1.25        $1.28         299,668

2.05% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.85       $2.02         27,401
                 2013..     $1.40       $1.85         50,103
                 2012..     $1.20       $1.40         53,540
                 2011..     $1.32       $1.20         54,909
                 2010..     $1.14       $1.32         67,793
                 2009..     $0.92       $1.14         75,913
                 2008..     $1.41       $0.92         78,254
                 2007..     $1.42       $1.41         87,417
                 2006..     $1.24       $1.42         61,021
                 2005..     $1.21       $1.24        107,034
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $1.88       $2.00         48,782
                 2013..     $1.60       $1.88         51,056
                 2012..     $1.44       $1.60         53,461
                 2011..     $1.45       $1.44         55,243
                 2010..     $1.37       $1.45         87,051
                 2009..     $1.12       $1.37        204,809
                 2008..     $1.36       $1.12        158,283
                 2007..     $1.26       $1.36        148,207
                 2006..     $1.16       $1.26        135,082
                 2005..     $1.10       $1.16         51,176
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.20       $2.33         14,797
                 2013..     $1.71       $2.20         19,182
                 2012..     $1.41       $1.71         24,247
                 2011..     $1.55       $1.41         29,009
                 2010..     $1.48       $1.55         73,005
                 2009..     $1.04       $1.48         82,274
                 2008..     $1.90       $1.04         84,332
                 2007..     $1.42       $1.90         60,830
                 2006..     $1.33       $1.42         36,506
                 2005..     $1.20       $1.33         76,330
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.35       $2.03        124,773
                 2013..     $2.10       $2.35        124,334
                 2012..     $1.90       $2.10        144,741
                 2011..     $2.86       $1.90        150,377
                 2010..     $2.34       $2.86        193,124
                 2009..     $1.33       $2.34        264,307
                 2008..     $2.84       $1.33        283,491
                 2007..     $2.27       $2.84        266,030
                 2006..     $1.58       $2.27        325,901
                 2005..     $1.22       $1.58        212,343
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.25       $1.33         12,016
                 2013..     $1.01       $1.25         18,527
                 2012..     $0.93       $1.01         24,236
                 2011..     $0.98       $0.93         10,087
                 2010..     $0.87       $0.98          7,526
                 2009..     $0.67       $0.87          9,753
                 2008..     $0.95       $0.67          9,672
                 2007..     $1.00(f)    $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.48       $1.58          1,684
                 2013..     $1.10       $1.48          2,412
                 2012..     $0.97       $1.10          2,689
                 2011..     $1.05       $0.97          7,236
                 2010..     $0.83       $1.05          7,300
                 2009..     $0.60       $0.83          7,365
                 2008..     $1.27       $0.60          7,431
                 2007..     $1.18       $1.27          7,402
                 2006..     $0.00       $1.18          7,468


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.72       $0.68          9,708
                 2013..     $0.75       $0.72         16,034
                 2012..     $0.64       $0.75         16,094
                 2011..     $0.80       $0.64          2,961
                 2010..     $0.68       $0.80          5,412
                 2009..     $0.41       $0.68          3,548
                 2008..     $1.00       $0.41          2,784
                 2007..     $1.00(f)    $0.97          5,400
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.22       $1.32             --
                 2013..     $0.91       $1.22          4,114
                 2012..     $0.84       $0.91          1,732
                 2011..     $0.88       $0.84          1,954
                 2010..     $0.73       $0.88          7,486
                 2009..     $0.57       $0.73             --
                 2008..     $0.96       $0.57             --
                 2007..     $1.00(f)    $0.96             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $2.20       $2.00          7,110
                 2013..     $1.78       $2.20          7,954
                 2012..     $1.50       $1.78          2,588
                 2011..     $1.65       $1.50          6,821
                 2010..     $1.47       $1.65         29,927
                 2009..     $1.08       $1.47        112,886
                 2008..     $1.94       $1.08        143,583
                 2007..     $1.75       $1.94        143,379
                 2006..     $1.38       $1.75        142,131
                 2005..     $1.23       $1.38        122,898
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.35       $1.48          1,378
                 2013..     $0.98       $1.35          6,027
                 2012..     $0.85       $0.98             --
                 2011..     $0.89       $0.85             --
                 2010..     $0.74       $0.89             --
                 2009..     $0.55       $0.74             --
                 2008..     $0.91       $0.55             --
                 2007..     $1.00(f)    $0.91             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.08             --
                 2013..     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.01       $1.00         52,436
                 2013..     $1.04       $1.01         53,680
                 2012..     $1.00       $1.04         30,367
                 2011..     $1.01       $1.00          9,570
                 2010..     $1.00       $1.01             --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.07       $1.09         81,221
                 2013..     $1.12       $1.07         80,820
                 2012..     $1.04       $1.12         85,851
                 2011..     $1.03       $1.04        107,239
                 2010..     $1.00       $1.03         90,420

2.05% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.55       $1.71          1,858
                 2013..     $1.20       $1.55          2,661
                 2012..     $1.02       $1.20          2,966
                 2011..     $1.02       $1.02          7,478
                 2010..     $0.93       $1.02          7,544
                 2009..     $0.73       $0.93          7,612
                 2008..     $1.36       $0.73          7,680
                 2007..     $1.45       $1.36          7,341
                 2006..     $1.28       $1.45         18,778
                 2005..     $0.00       $1.28         11,496
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.57       $1.70          2,125
                 2013..     $1.18       $1.57          2,289
                 2012..     $1.01       $1.18          2,745
                 2011..     $1.08       $1.01          3,049
                 2010..     $0.97       $1.08          3,259
                 2009..     $0.76       $0.97          3,372
                 2008..     $1.27       $0.76          5,845
                 2007..     $1.37       $1.27          6,387
                 2006..     $1.21       $1.37          6,695
                 2005..     $1.17       $1.21          6,286
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.58       $1.44         79,811
                 2013..     $1.26       $1.58         83,743
                 2012..     $1.05       $1.26         97,806
                 2011..     $1.29       $1.05        100,212
                 2010..     $1.20       $1.29         99,485
                 2009..     $0.98       $1.20        101,465
                 2008..     $1.79       $0.98        105,010
                 2007..     $1.68       $1.79         98,966
                 2006..     $1.35       $1.68        126,571
                 2005..     $1.22       $1.35        122,401
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.72       $1.91         13,509
                 2013..     $1.28       $1.72         15,394
                 2012..     $1.12       $1.28         17,614
                 2011..     $1.21       $1.12         20,398
                 2010..     $1.03       $1.21         21,338
                 2009..     $0.80       $1.03         21,193
                 2008..     $1.33       $0.80         19,593
                 2007..     $1.28       $1.33         21,656
                 2006..     $1.20       $1.28         20,548
                 2005..     $1.12       $1.20         16,931
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.74       $1.87          5,953
                 2013..     $1.23       $1.74             --
                 2012..     $1.10       $1.23             --
                 2011..     $1.37       $1.10         17,532
                 2010..     $1.16       $1.37         17,682
                 2009..     $0.72       $1.16             --
                 2008..     $1.17       $0.72             --
                 2007..     $1.00(f)    $1.17             --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.08         85,679
                 2013..     $1.01       $1.07         91,886
                 2012..     $1.00       $1.01         98,586
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03             --
                 2013..     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.15       $1.14             --
                 2013..     $1.01       $1.15             --
                 2012..     $1.00       $1.01             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.12       $1.12             --
                 2013..     $1.01       $1.12             --
                 2012..     $1.00       $1.01             --

2.10% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.19       $1.24        243,088
                 2013..     $1.22       $1.19        146,457
                 2012..     $1.16       $1.22        132,419
                 2011..     $1.10       $1.16        127,958
                 2010..     $1.03       $1.10        134,923
                 2009..     $0.91       $1.03         98,833
                 2008..     $1.07       $0.91        105,106
                 2007..     $1.07       $1.07        113,642
                 2006..     $1.04       $1.07         57,300
                 2005..     $0.00       $1.04         44,143
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.19       $2.35         54,370
                 2013..     $1.69       $2.19         36,272
                 2012..     $1.47       $1.69         39,510
                 2011..     $1.53       $1.47         41,304
                 2010..     $1.24       $1.53         42,680
                 2009..     $0.93       $1.24         33,788
                 2008..     $1.50       $0.93         33,042
                 2007..     $1.43       $1.50         33,971
                 2006..     $1.33       $1.43         17,871
                 2005..     $0.00       $1.33         13,817
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.68       $1.86             --
                 2013..     $1.30       $1.68             --
                 2012..     $1.15       $1.30             --
                 2011..     $1.16       $1.15             --
                 2010..     $1.03       $1.16             --
                 2009..     $0.84       $1.03             --
                 2008..     $1.36       $0.84             --
                 2007..     $1.00(f)    $1.36             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.44       $1.43        144,610
                 2013..     $1.47       $1.44         27,993
                 2012..     $1.29       $1.47          9,420
                 2011..     $1.32       $1.29          9,677
                 2010..     $1.18       $1.32          9,863
                 2009..     $1.03       $1.18          2,857
                 2008..     $1.01       $1.03          2,544
                 2007..     $0.94       $1.01          3,977
                 2006..     $0.92       $0.94          4,151
                 2005..     $1.00(e)    $0.92          3,810
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.12        113,268
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.93       $0.91         82,775
                 2013..     $0.95       $0.93         25,561
                 2012..     $0.97       $0.95         23,521
                 2011..     $0.99       $0.97         21,862
                 2010..     $1.01       $0.99         21,977
                 2009..     $1.03       $1.01         16,618
                 2008..     $1.03       $1.03         17,214
                 2007..     $1.01       $1.03         19,078
                 2006..     $0.99       $1.01          9,715
                 2005..     $0.00       $0.99          6,711

2.10% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.04        $1.08          52,005
                  2013..      $1.08        $1.04          17,969
                  2012..      $1.07        $1.08           8,207
                  2011..      $1.02        $1.07           7,743
                  2010..      $0.98        $1.02           8,224
                  2009..      $0.92        $0.98           1,669
                  2008..      $1.08        $0.92           1,381
                  2007..      $1.07        $1.08           1,789
                  2006..      $1.04        $1.07           1,753
                  2005..      $0.00        $1.04           1,643
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.84        $2.35          89,912
                  2013..      $1.86        $1.84          35,364
                  2012..      $1.61        $1.86          16,269
                  2011..      $1.56        $1.61          17,594
                  2010..      $1.24        $1.56          18,095
                  2009..      $1.01        $1.24          15,013
                  2008..      $1.62        $1.01          12,695
                  2007..      $1.97        $1.62          13,331
                  2006..      $1.54        $1.97           6,703
                  2005..      $0.00        $1.54           6,022
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.82(bt)    $2.02         156,801
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.75(bt)    $1.87          43,553
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.03(bt)    $2.23          33,572
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.01(bt)    $2.15          74,113
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.06          15,554
                  2013...     $1.00        $1.04              --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.60        $0.55              --
                  2013...     $0.50        $0.60              --
                  2012...     $0.45        $0.50              --
                  2011...     $0.57        $0.45              --
                  2010...     $0.55        $0.57              --
                  2009...     $0.42        $0.55              --
                  2008...     $1.00        $0.42              --
                  2007...     $1.00(f)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.66        $1.82           5,761
                  2013...     $1.25        $1.66              --
                  2012...     $1.11        $1.25              --
                  2011...     $1.11        $1.11              --
                  2010...     $0.99        $1.11              --
                  2009...     $0.86        $0.99              --
                  2008...     $1.35        $0.86              --
                  2007...     $1.00(f)     $1.35              --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.15        $1.17          95,474
                  2013...     $1.29        $1.15          49,816
                  2012...     $1.22        $1.29          17,148
                  2011...     $1.12        $1.22          16,995
                  2010...     $1.09        $1.12          18,580
                  2009...     $1.01        $1.09              --
                  2008...     $1.05        $1.01              --
                  2007...     $1.00(f)     $1.05              --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.98        $0.97          26,628
                  2013...     $1.03        $0.98           5,808
                  2012...     $0.99        $1.03              --
                  2011...     $1.00        $0.99              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014..      $1.25        $1.25          66,446
                  2013..      $0.99        $1.25              --
                  2012..      $0.82        $0.99              --
                  2011..      $1.00        $0.82              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014..      $1.10        $1.10          76,487
                  2013..      $0.88        $1.10              --
                  2012..      $0.76        $0.88              --
                  2011..      $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014..      $1.27        $1.35              --
                  2013..      $1.00        $1.27          22,148
                  2012..      $0.86        $1.00              --
                  2011..      $1.00        $0.86              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014..      $1.36        $1.47          96,385
                  2013..      $1.04        $1.36              --
                  2012..      $0.90        $1.04              --
                  2011..      $1.00        $0.90              --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.07        $1.02         112,517
                  2013...     $0.90        $1.07              --
                  2012...     $0.78        $0.90              --
                  2011...     $1.00        $0.78              --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.02        $0.92          54,832
                  2013...     $0.93        $1.02           2,784
                  2012...     $0.81        $0.93              --
                  2011...     $1.00        $0.81              --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $0.99        $1.02             974
                  2013...     $1.05        $0.99             991
                  2012...     $1.05        $1.05              --
                  2011...     $1.00        $1.05              --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.61        $1.71          86,739
                  2013...     $1.29        $1.61          69,090
                  2012...     $1.12        $1.29          52,998
                  2011...     $1.14        $1.12          57,067
                  2010...     $1.01        $1.14          58,851
                  2009...     $0.80        $1.01          51,942
                  2008...     $1.42        $0.80          50,336
                  2007...     $1.43        $1.42          47,242
                  2006...     $1.22        $1.43          24,493
                  2005...     $0.00        $1.22          19,741
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.55        $2.65          35,527
                  2013...     $1.92        $2.55             699
                  2012...     $1.71        $1.92             832
                  2011...     $1.96        $1.71             834
                  2010...     $1.56        $1.96             763
                  2009...     $1.14        $1.56             857
                  2008...     $1.92        $1.14             964
                  2007...     $1.70        $1.92             825
                  2006...     $1.55        $1.70             907
                  2005...     $0.00        $1.55             909
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.70        $1.79              --
                  2013...     $1.35        $1.70              --
                  2012...     $1.21        $1.35              --
                  2011...     $1.25        $1.21              --
                  2010...     $1.15        $1.25              --
                  2009...     $0.93        $1.15              --
                  2008...     $1.51        $0.93              --
                  2007...     $1.00(f)     $1.51              --

2.10% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.38       $1.36        79,640
                 2013..     $1.03       $1.38        38,925
                 2012..     $0.89       $1.03         5,168
                 2011..     $0.95       $0.89         5,372
                 2010..     $0.75       $0.95         5,470
                 2009..     $0.60       $0.75            --
                 2008..     $0.91       $0.60            --
                 2007..     $1.00(f)    $0.91            --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $1.86       $1.95            --
                 2013..     $1.37       $1.86            --
                 2012..     $1.26       $1.37            --
                 2011..     $1.36       $1.26            --
                 2010..     $1.09       $1.36            --
                 2009..     $0.77       $1.09            --
                 2008..     $1.37       $0.77            --
                 2007..     $1.26       $1.37            --
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $2.11       $1.90        14,101
                 2013..     $2.18       $2.11        16,976
                 2012..     $1.97       $2.18        15,721
                 2011..     $2.39       $1.97        15,824
                 2010..     $2.07       $2.39        14,293
                 2009..     $1.23       $2.07        13,571
                 2008..     $2.65       $1.23        14,845
                 2007..     $2.10       $2.65        13,112
                 2006..     $1.67       $2.10         8,182
                 2005..     $0.00       $1.67         6,818
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.03       $1.05        15,903
                 2013..     $1.00       $1.03            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.05       $1.02        13,701
                 2013..     $1.06       $1.05         6,028
                 2012..     $1.06       $1.06            --
                 2011..     $1.01       $1.06            --
                 2010..     $1.00       $1.01            --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $0.98       $1.01            --
                 2013..     $0.85       $0.98            --
                 2012..     $0.76       $0.85            --
                 2011..     $0.82       $0.76            --
                 2010..     $0.72       $0.82            --
                 2009..     $0.58       $0.72            --
                 2008..     $1.00       $0.58            --
                 2007..     $1.00(f)    $0.94            --
                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.07       $1.09            --
                 2013..     $0.97       $1.07            --
                 2012..     $0.90       $0.97            --
                 2011..     $0.92       $0.90            --
                 2010..     $0.84       $0.92            --
                 2009..     $0.72       $0.84            --
                 2008..     $0.97       $0.72            --
                 2007..     $1.00(f)    $0.97            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.07       $1.08             --
                 2013..     $1.07       $1.07             --
                 2012..     $1.04       $1.07             --
                 2011..     $1.03       $1.04             --
                 2010..     $0.98       $1.03             --
                 2009..     $0.93       $0.98             --
                 2008..     $1.01       $0.93             --
                 2007..     $1.00(f)    $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.03       $1.05             --
                 2013..     $0.90       $1.03             --
                 2012..     $0.82       $0.90             --
                 2011..     $0.86       $0.82             --
                 2010..     $0.77       $0.86             --
                 2009..     $0.64       $0.77             --
                 2008..     $1.00       $0.64             --
                 2007..     $1.00(f)    $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.07       $1.08             --
                 2013..     $1.01       $1.07             --
                 2012..     $0.96       $1.01             --
                 2011..     $0.97       $0.96             --
                 2010..     $0.90       $0.97             --
                 2009..     $0.82       $0.90             --
                 2008..     $1.00       $0.82             --
                 2007..     $1.00(f)    $0.99             --
                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(S)(AI)(AK):
                 2014..     $1.31       $1.41         58,243
                 2013..     $1.00       $1.31         10,424
                 2012..     $0.87       $1.00             --
                 2011..     $0.88       $0.87             --
                 2010..     $0.74       $0.88             --
                 2009..     $0.54       $0.74             --
                 2008..     $0.95       $0.54             --
                 2007..     $1.00(f)    $0.95             --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                 2014..     $1.82       $1.94        100,733
                 2013..     $1.37       $1.82         31,205
                 2012..     $1.18       $1.37          3,037
                 2011..     $1.23       $1.18          3,169
                 2010..     $1.08       $1.23          3,180
                 2009..     $0.86       $1.08          3,219
                 2008..     $1.37       $0.86          3,318
                 2007..     $1.43       $1.37          3,022
                 2006..     $1.26       $1.43          2,820
                 2005..     $0.00       $1.26          2,904
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(K)(V)(AM):
                 2014..     $1.30       $1.39             --
                 2013..     $1.06       $1.30             --
                 2012..     $0.97       $1.06             --
                 2011..     $1.01       $0.97             --
                 2010..     $0.95       $1.01             --
                 2009..     $0.73       $0.95             --
                 2008..     $1.21       $0.73             --
                 2007..     $1.00(f)    $1.21             --
                INVESCO V.I. GROWTH AND INCOME
                 SUB-ACCOUNT(R)(AN):
                 2014..     $1.84       $1.98         35,577
                 2013..     $1.41       $1.84             --
                 2012..     $1.26       $1.41             --
                 2011..     $1.31       $1.26             --
                 2010..     $1.19       $1.31             --
                 2009..     $0.98       $1.19             --
                 2008..     $1.48       $0.98             --
                 2007..     $1.00(f)    $1.48             --

2.10% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                 2014..     $1.33       $1.33         56,328
                 2013..     $0.99       $1.33         29,575
                 2012..     $0.89       $0.99          5,220
                 2011..     $0.92       $0.89          5,304
                 2010..     $0.73       $0.92          5,641
                 2009..     $0.62       $0.73             --
                 2008..     $0.92       $0.62             --
                 2007..     $1.00(f)    $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                 2014..     $2.91       $2.70         23,291
                 2013..     $2.37       $2.91         26,021
                 2012..     $2.03       $2.37             --
                 2011..     $2.24       $2.03             --
                 2010..     $2.10       $2.24             --
                 2009..     $1.72       $2.10             --
                 2008..     $2.36       $1.72             --
                 2007..     $1.00(f)    $2.36             --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.84       $1.94         40,121
                 2013..     $1.52       $1.84             --
                 2012..     $1.39       $1.52             --
                 2011..     $1.37       $1.39             --
                 2010..     $1.20       $1.37             --
                 2009..     $1.08       $1.20             --
                 2008..     $1.40       $1.08             --
                 2007..     $1.00(f)    $1.40             --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.19       $2.35         97,631
                 2013..     $1.68       $2.19         16,376
                 2012..     $1.44       $1.68             --
                 2011..     $1.45       $1.44             --
                 2010..     $1.22       $1.45             --
                 2009..     $1.01       $1.22             --
                 2008..     $1.58       $1.01             --
                 2007..     $1.00(f)    $1.58             --
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.87       $1.84         68,108
                 2013..     $1.60       $1.87         33,911
                 2012..     $1.38       $1.60             --
                 2011..     $1.52       $1.38             --
                 2010..     $1.36       $1.52             --
                 2009..     $1.09       $1.36             --
                 2008..     $1.93       $1.09             --
                 2007..     $1.00(f)    $1.93             --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.28       $1.09          1,090
                 2013..     $1.21       $1.28          1,109
                 2012..     $1.21       $1.21             --
                 2011..     $1.58       $1.21             --
                 2010..     $1.38       $1.58             --
                 2009..     $0.81       $1.38             --
                 2008..     $2.15       $0.81             --
                 2007..     $1.00(f)    $2.15             --
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.03        204,023
                 2013..     $1.00       $1.03             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.88       $1.87        76,283
                 2013..     $1.54       $1.88        73,049
                 2012..     $1.39       $1.54        56,448
                 2011..     $1.65       $1.39        56,019
                 2010..     $1.47       $1.65        51,786
                 2009..     $1.10       $1.47        38,987
                 2008..     $1.94       $1.10        40,207
                 2007..     $1.81       $1.94        38,385
                 2006..     $1.42       $1.81        21,154
                 2005..     $0.00       $1.42        17,471
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.30       $2.22         4,356
                 2013..     $1.49       $2.30           595
                 2012..     $1.36       $1.49            --
                 2011..     $1.50       $1.36            --
                 2010..     $1.09       $1.50            --
                 2009..     $0.79       $1.09            --
                 2008..     $1.54       $0.79            --
                 2007..     $1.00(f)    $1.54            --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.23       $2.36        60,963
                 2013..     $1.75       $2.23        32,532
                 2012..     $1.58       $1.75            --
                 2011..     $1.62       $1.58            --
                 2010..     $1.26       $1.62            --
                 2009..     $0.88       $1.26            --
                 2008..     $1.40       $0.88            --
                 2007..     $1.00(f)    $1.40            --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.04       $1.06            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.07            --
                 2013..     $1.00       $1.05            --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.05            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $3.19       $3.22        11,611
                 2013..     $2.09       $3.19         2,216
                 2012..     $1.67       $2.09            --
                 2011..     $1.81       $1.67            --
                 2010..     $1.64       $1.81            --
                 2009..     $1.16       $1.64            --
                 2008..     $1.79       $1.16            --
                 2007..     $1.00(f)    $1.79            --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $2.01       $2.11        25,720
                 2013..     $1.54       $2.01        18,961
                 2012..     $1.33       $1.54        20,519
                 2011..     $1.55       $1.33        21,638
                 2010..     $1.25       $1.55        20,952
                 2009..     $0.99       $1.25        20,005
                 2008..     $1.37       $0.99        20,376
                 2007..     $1.46       $1.37        21,171
                 2006..     $1.28       $1.46        11,030
                 2005..     $0.00       $1.28         8,785

2.10% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.85       $2.00        114,224
                 2013..     $1.39       $1.85         21,527
                 2012..     $1.20       $1.39             --
                 2011..     $1.32       $1.20             --
                 2010..     $1.13       $1.32             --
                 2009..     $0.91       $1.13             --
                 2008..     $1.41       $0.91             --
                 2007..     $1.00(f)    $1.41             --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $1.87       $1.98         37,007
                 2013..     $1.60       $1.87             --
                 2012..     $1.44       $1.60             --
                 2011..     $1.45       $1.44             --
                 2010..     $1.37       $1.45             --
                 2009..     $1.11       $1.37             --
                 2008..     $1.35       $1.11             --
                 2007..     $1.00(f)    $1.35             --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.18       $2.32         26,090
                 2013..     $1.70       $2.18         14,226
                 2012..     $1.41       $1.70          1,068
                 2011..     $1.54       $1.41          1,156
                 2010..     $1.48       $1.54          1,100
                 2009..     $1.03       $1.48          1,029
                 2008..     $1.90       $1.03          1,194
                 2007..     $1.42       $1.90            947
                 2006..     $1.33       $1.42          1,238
                 2005..     $0.00       $1.33          1,201
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.34       $2.02         33,619
                 2013..     $2.09       $2.34         26,835
                 2012..     $1.89       $2.09         23,871
                 2011..     $2.85       $1.89         21,414
                 2010..     $2.33       $2.85         16,920
                 2009..     $1.33       $2.33         12,926
                 2008..     $2.84       $1.33         15,002
                 2007..     $2.26       $2.84         13,243
                 2006..     $1.58       $2.26          8,991
                 2005..     $0.00       $1.58          8,925
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.25       $1.32        122,539
                 2013..     $1.01       $1.25         38,341
                 2012..     $0.93       $1.01          5,050
                 2011..     $0.98       $0.93          5,021
                 2010..     $0.87       $0.98          5,084
                 2009..     $0.67       $0.87             --
                 2008..     $0.95       $0.67             --
                 2007..     $1.00(f)    $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.48       $1.57             --
                 2013..     $1.10       $1.48          3,705
                 2012..     $0.96       $1.10             --
                 2011..     $1.05       $0.96             --
                 2010..     $0.83       $1.05             --
                 2009..     $0.60       $0.83             --
                 2008..     $1.26       $0.60             --
                 2007..     $1.00(f)    $1.26             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.72       $0.68        119,334
                 2013..     $0.75       $0.72         57,858
                 2012..     $0.64       $0.75          7,046
                 2011..     $0.79       $0.64          7,047
                 2010..     $0.68       $0.79          6,112
                 2009..     $0.41       $0.68             --
                 2008..     $1.00       $0.41             --
                 2007..     $1.00(f)    $0.97             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.22       $1.32          1,348
                 2013..     $0.91       $1.22          1,372
                 2012..     $0.84       $0.91             --
                 2011..     $0.88       $0.84             --
                 2010..     $0.73       $0.88             --
                 2009..     $0.57       $0.73             --
                 2008..     $0.96       $0.57             --
                 2007..     $1.00(f)    $0.96             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $2.19       $1.99         51,361
                 2013..     $1.78       $2.19         16,406
                 2012..     $1.49       $1.78            842
                 2011..     $1.65       $1.49            912
                 2010..     $1.47       $1.65            865
                 2009..     $1.08       $1.47            866
                 2008..     $1.93       $1.08            953
                 2007..     $1.75       $1.93            776
                 2006..     $1.38       $1.75            839
                 2005..     $0.00       $1.38            966
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.35       $1.47             --
                 2013..     $0.98       $1.35             --
                 2012..     $0.85       $0.98             --
                 2011..     $0.89       $0.85             --
                 2010..     $0.74       $0.89             --
                 2009..     $0.55       $0.74             --
                 2008..     $0.91       $0.55             --
                 2007..     $1.00(f)    $0.91             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.07         10,704
                 2013..     $1.00       $1.04          2,963
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.01       $1.00         50,625
                 2013..     $1.04       $1.01         18,850
                 2012..     $1.00       $1.04             --
                 2011..     $1.01       $1.00             --
                 2010..     $1.00       $1.01             --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.07       $1.09        211,124
                 2013..     $1.12       $1.07         55,011
                 2012..     $1.04       $1.12             --
                 2011..     $1.03       $1.04             --
                 2010..     $1.00       $1.03             --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.54       $1.70         74,536
                 2013..     $1.19       $1.54             --
                 2012..     $1.02       $1.19             --
                 2011..     $1.02       $1.02             --
                 2010..     $0.93       $1.02             --
                 2009..     $0.73       $0.93             --
                 2008..     $1.35       $0.73             --
                 2007..     $1.00(f)    $1.35             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.56       $1.69         13,491
                 2013..     $1.18       $1.56             --
                 2012..     $1.01       $1.18             --
                 2011..     $1.08       $1.01             --
                 2010..     $0.96       $1.08             --
                 2009..     $0.76       $0.96             --
                 2008..     $1.26       $0.76             --
                 2007..     $1.00(f)    $1.26             --

2.10% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2014.       $1.57       $1.43            --
                  2013.       $1.25       $1.57            --
                  2012.       $1.05       $1.25            --
                  2011.       $1.29       $1.05            --
                  2010.       $1.19       $1.29            --
                  2009.       $0.98       $1.19            --
                  2008.       $1.78       $0.98            --
                  2007.       $1.00(f)    $1.78            --
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                  2014.       $1.71       $1.90        45,999
                  2013.       $1.28       $1.71           490
                  2012.       $1.12       $1.28            --
                  2011.       $1.20       $1.12            --
                  2010.       $1.03       $1.20            --
                  2009.       $0.79       $1.03            --
                  2008.       $1.35       $0.79            --
                  2007.       $1.00(f)    $1.35            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2014.       $1.73       $1.86        22,183
                  2013.       $1.23       $1.73           997
                  2012.       $1.10       $1.23            --
                  2011.       $1.37       $1.10            --
                  2010.       $1.15       $1.37            --
                  2009.       $0.72       $1.15            --
                  2008.       $1.17       $0.72            --
                  2007.       $1.00(f)    $1.17            --
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AF):
                  2014...     $1.07       $1.08         5,845
                  2013...     $1.01       $1.07         5,552
                  2012...     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                  2014...     $1.03       $1.03            --
                  2013...     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                  2014...     $1.15       $1.14            --
                  2013...     $1.01       $1.15            --
                  2012...     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                  2014...     $1.12       $1.12         6,846
                  2013...     $1.01       $1.12         6,863
                  2012...     $1.00       $1.01            --

2.15% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                  2014.     $1.19       $1.23        179,991
                  2013.     $1.22       $1.19        188,515
                  2012.     $1.16       $1.22        185,041
                  2011.     $1.10       $1.16        281,464
                  2010.     $1.02       $1.10        304,486
                  2009.     $0.91       $1.02        312,509
                  2008.     $1.07       $0.91        277,862
                  2007.     $1.07       $1.07        325,500
                  2006.     $1.04       $1.07        226,520
                  2005.     $1.04       $1.04        184,444


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                  2014..     $2.18        $2.33          39,881
                  2013..     $1.68        $2.18          42,877
                  2012..     $1.46        $1.68          51,091
                  2011..     $1.53        $1.46          78,761
                  2010..     $1.24        $1.53          83,660
                  2009..     $0.93        $1.24          92,566
                  2008..     $1.50        $0.93         101,419
                  2007..     $1.42        $1.50         106,847
                  2006..     $1.32        $1.42          60,624
                  2005..     $1.21        $1.32          48,391
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                  2014..     $1.67        $1.85              --
                  2013..     $1.30        $1.67              --
                  2012..     $1.15        $1.30              --
                  2011..     $1.15        $1.15              --
                  2010..     $1.03        $1.15              --
                  2009..     $0.84        $1.03              --
                  2008..     $1.36        $0.84              --
                  2007..     $1.00(f)     $1.36              --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                  2014..     $1.43        $1.42          37,550
                  2013..     $1.46        $1.43          52,039
                  2012..     $1.29        $1.46          66,307
                  2011..     $1.32        $1.29          75,309
                  2010..     $1.18        $1.32          77,512
                  2009..     $1.03        $1.18          57,266
                  2008..     $1.01        $1.03          35,512
                  2007..     $0.94        $1.01          56,613
                  2006..     $0.00        $0.94          13,759
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                  2014..     $1.06        $1.12              --
                  2013..     $1.00(ap)    $1.06              --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                  2014..     $0.93        $0.91          35,635
                  2013..     $0.95        $0.93          35,929
                  2012..     $0.97        $0.95          36,707
                  2011..     $0.99        $0.97          53,109
                  2010..     $1.01        $0.99          54,985
                  2009..     $1.03        $1.01          64,256
                  2008..     $1.03        $1.03          63,536
                  2007..     $1.01        $1.03          64,202
                  2006..     $0.99        $1.01          54,856
                  2005..     $0.98        $0.99          56,151
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..     $1.03        $1.07          46,750
                  2013..     $1.08        $1.03          49,305
                  2012..     $1.06        $1.08          49,779
                  2011..     $1.02        $1.06          64,695
                  2010..     $0.98        $1.02          64,975
                  2009..     $0.92        $0.98          93,634
                  2008..     $1.08        $0.92          83,791
                  2007..     $1.07        $1.08          58,702
                  2006..     $1.04        $1.07          63,089
                  2005..     $1.03        $1.04          63,689
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..     $1.83        $2.34          24,494
                  2013..     $1.85        $1.83          28,205
                  2012..     $1.60        $1.85          28,674
                  2011..     $1.55        $1.60          39,542
                  2010..     $1.23        $1.55          41,898
                  2009..     $1.01        $1.23          55,980
                  2008..     $1.62        $1.01          44,083
                  2007..     $1.96        $1.62          37,735
                  2006..     $1.54        $1.96          32,344
                  2005..     $1.41        $1.54          29,399

2.15% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014...     $1.81(bt)    $2.01         160,877
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.74(bt)    $1.86          33,521
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.02(bt)    $2.22           7,896
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $2.00(bt)    $2.14          54,671
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.06              --
                  2013...     $1.00        $1.04              --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.60        $0.55              --
                  2013...     $0.50        $0.60              --
                  2012...     $0.44        $0.50              --
                  2011...     $0.56        $0.44              --
                  2010...     $0.55        $0.56              --
                  2009...     $0.42        $0.55              --
                  2008...     $1.00        $0.42              --
                  2007...     $1.00(f)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.65        $1.81              --
                  2013...     $1.24        $1.65              --
                  2012...     $1.11        $1.24              --
                  2011...     $1.10        $1.11              --
                  2010...     $0.99        $1.10              --
                  2009...     $0.86        $0.99              --
                  2008...     $1.34        $0.86              --
                  2007...     $1.00(f)     $1.34              --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.15        $1.16          26,418
                  2013...     $1.28        $1.15          30,051
                  2012...     $1.22        $1.28          24,715
                  2011...     $1.12        $1.22          24,837
                  2010...     $1.09        $1.12          28,460
                  2009...     $1.01        $1.09          32,226
                  2008...     $1.00        $1.01              --
                  2007...     $1.00(f)     $1.05          12,897
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.98        $0.97           2,467
                  2013...     $1.03        $0.98           2,490
                  2012...     $0.99        $1.03           2,514
                  2011...     $1.00        $0.99              --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.25        $1.25              --
                  2013...     $0.99        $1.25              --
                  2012...     $0.82        $0.99              --
                  2011...     $1.00        $0.82              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.10        $1.10              --
                  2013...     $0.88        $1.10              --
                  2012...     $0.76        $0.88              --
                  2011...     $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.27        $1.35              --
                  2013...     $1.00        $1.27              --
                  2012...     $0.86        $1.00              --
                  2011...     $1.00        $0.86              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.35        $1.47          18,145
                  2013...     $1.04        $1.35          19,468
                  2012...     $0.90        $1.04          21,772
                  2011...     $1.00        $0.90              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.07        $1.02              --
                  2013...     $0.90        $1.07              --
                  2012...     $0.78        $0.90              --
                  2011...     $1.00        $0.78              --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.02        $0.92              --
                  2013...     $0.93        $1.02           8,243
                  2012...     $0.81        $0.93           8,318
                  2011...     $1.00        $0.81              --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $0.99        $1.02              --
                  2013...     $1.05        $0.99              --
                  2012...     $1.05        $1.05              --
                  2011...     $1.00        $1.05              --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.60        $1.70         117,726
                  2013...     $1.28        $1.60         135,757
                  2012...     $1.12        $1.28         161,534
                  2011...     $1.14        $1.12         212,704
                  2010...     $1.01        $1.14         230,608
                  2009...     $0.79        $1.01         240,381
                  2008...     $1.42        $0.79         246,440
                  2007...     $1.43        $1.42         232,570
                  2006...     $1.22        $1.43         205,551
                  2005...     $1.18        $1.22         193,648
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.54        $2.64          33,167
                  2013...     $1.91        $2.54          33,483
                  2012...     $1.70        $1.91          33,804
                  2011...     $1.95        $1.70          34,129
                  2010...     $1.55        $1.95          34,455
                  2009...     $1.13        $1.55          39,921
                  2008...     $1.92        $1.13          32,964
                  2007...     $1.70        $1.92          34,838
                  2006...     $1.55        $1.70          15,334
                  2005...     $1.34        $1.55          15,619
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.69        $1.78           2,973
                  2013...     $1.35        $1.69           3,001
                  2012...     $1.21        $1.35           3,032
                  2011...     $1.25        $1.21           3,063
                  2010...     $1.14        $1.25           3,094
                  2009...     $0.93        $1.14          18,486
                  2008...     $1.51        $0.93          30,335
                  2007...     $1.49        $1.51          29,168
                  2006...     $1.28        $1.49          28,096
                  2005...     $0.00        $1.28          28,363
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.38        $1.35           9,427
                  2013...     $1.03        $1.38          13,612
                  2012...     $0.89        $1.03          15,899
                  2011...     $0.95        $0.89          16,031
                  2010...     $0.75        $0.95          15,913
                  2009...     $0.60        $0.75          22,734
                  2008...     $0.91        $0.60          14,014
                  2007...     $1.00(f)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $1.85        $1.94              --
                  2013...     $1.37        $1.85              --
                  2012...     $1.26        $1.37              --
                  2011...     $1.35        $1.26              --
                  2010...     $1.08        $1.35              --
                  2009...     $0.77        $1.08              --
                  2008...     $1.37        $0.77              --
                  2007...     $1.26        $1.37              --

2.15% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.10       $1.88         12,079
                  2013..      $2.17       $2.10         11,513
                  2012..      $1.96       $2.17         15,305
                  2011..      $2.38       $1.96         19,459
                  2010..      $2.07       $2.38         18,529
                  2009..      $1.22       $2.07         25,438
                  2008..      $2.64       $1.22         17,817
                  2007..      $2.10       $2.64         20,332
                  2006..      $1.67       $2.10         20,753
                  2005..      $0.00       $1.67         13,755
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.03       $1.05             --
                  2013..      $1.00       $1.03             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.04       $1.02         11,091
                  2013..      $1.06       $1.04         10,428
                  2012..      $1.06       $1.06          8,816
                  2011..      $1.01       $1.06          8,567
                  2010..      $1.00       $1.01          8,147
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $0.98       $1.00             --
                  2013..      $0.85       $0.98             --
                  2012..      $0.76       $0.85             --
                  2011..      $0.82       $0.76             --
                  2010..      $0.72       $0.82             --
                  2009..      $0.58       $0.72             --
                  2008..      $1.00       $0.58             --
                  2007..      $1.00(f)    $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.06       $1.09             --
                  2013...     $0.97       $1.06             --
                  2012...     $0.89       $0.97             --
                  2011...     $0.92       $0.89             --
                  2010...     $0.84       $0.92             --
                  2009...     $0.72       $0.84             --
                  2008...     $0.97       $0.72             --
                  2007...     $1.00(f)    $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.07       $1.07         71,355
                  2013...     $1.06       $1.07         72,037
                  2012...     $1.03       $1.06         72,724
                  2011...     $1.02       $1.03        109,755
                  2010...     $0.98       $1.02        120,239
                  2009...     $0.93       $0.98        121,386
                  2008...     $1.01       $0.93             --
                  2007...     $1.00(f)    $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.03       $1.05         62,693
                  2013...     $0.90       $1.03         63,291
                  2012...     $0.81       $0.90         47,500
                  2011...     $0.86       $0.81         47,988
                  2010...     $0.77       $0.86         48,480
                  2009...     $0.63       $0.77          8,222
                  2008...     $1.00       $0.63             --
                  2007...     $1.00(f)    $0.95             --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.06        $1.07         107,879
                  2013...     $1.01        $1.06         109,723
                  2012...     $0.96        $1.01         185,476
                  2011...     $0.97        $0.96         269,028
                  2010...     $0.90        $0.97         283,836
                  2009...     $0.82        $0.90         285,542
                  2008...     $1.00        $0.82              --
                  2007...     $1.00(f)     $0.99              --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.31        $1.40              --
                  2013...     $1.00        $1.31           2,941
                  2012...     $0.87        $1.00           2,969
                  2011...     $0.88        $0.87           2,998
                  2010...     $0.74        $0.88           3,026
                  2009...     $0.54        $0.74           1,646
                  2008...     $0.95        $0.54              --
                  2007...     $1.00(f)     $0.95              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.81        $1.93           3,882
                  2013...     $1.36        $1.81          11,282
                  2012...     $1.17        $1.36          12,139
                  2011...     $1.22        $1.17          12,419
                  2010...     $1.08        $1.22          12,150
                  2009...     $0.86        $1.08           3,218
                  2008...     $1.37        $0.86              --
                  2007...     $1.43        $1.37           3,143
                  2006...     $1.26        $1.43           3,159
                  2005...     $0.00        $1.26           2,938
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.29        $1.38              --
                  2013...     $1.06        $1.29              --
                  2012...     $0.96        $1.06              --
                  2011...     $1.00        $0.96              --
                  2010...     $0.95        $1.00              --
                  2009...     $0.73        $0.95              --
                  2008...     $1.21        $0.73              --
                  2007...     $1.00        $1.21              --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.83        $1.97              --
                  2013...     $1.40        $1.83              --
                  2012...     $1.25        $1.40              --
                  2011...     $1.31        $1.25              --
                  2010...     $1.19        $1.31              --
                  2009...     $0.98        $1.19              --
                  2008...     $1.48        $0.98              --
                  2007...     $1.00(f)     $1.48              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.33        $1.33           5,127
                  2013...     $0.99        $1.33           5,019
                  2012...     $0.89        $0.99           6,026
                  2011...     $0.92        $0.89           5,881
                  2010...     $0.73        $0.92           5,861
                  2009...     $0.62        $0.73              --
                  2008...     $0.92        $0.62              --
                  2007...     $1.00(f)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $2.89        $2.68          46,661
                  2013...     $2.36        $2.89          35,708
                  2012...     $2.02        $2.36          34,016
                  2011...     $2.23        $2.02          40,071
                  2010...     $2.10        $2.23          37,599
                  2009...     $1.71        $2.10          56,312
                  2008...     $2.36        $1.71           9,398
                  2007...     $0.00        $2.36          10,944

2.15% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.83       $1.93         15,808
                 2013..     $1.51       $1.83         29,317
                 2012..     $1.38       $1.51             --
                 2011..     $1.37       $1.38             --
                 2010..     $1.19       $1.37             --
                 2009..     $1.08       $1.19             --
                 2008..     $1.39       $1.08             --
                 2007..     $1.00(f)    $1.39             --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.18       $2.34          6,136
                 2013..     $1.67       $2.18          6,194
                 2012..     $1.44       $1.67          6,253
                 2011..     $1.44       $1.44          6,313
                 2010..     $1.22       $1.44          6,373
                 2009..     $1.01       $1.22          6,434
                 2008..     $1.58       $1.01             --
                 2007..     $1.00(f)    $1.58             --
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.86       $1.83          6,650
                 2013..     $1.59       $1.86          6,542
                 2012..     $1.38       $1.59          6,836
                 2011..     $1.52       $1.38          6,955
                 2010..     $1.35       $1.52          6,144
                 2009..     $1.92       $1.35             --
                 2008..     $1.62       $1.92
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.27       $1.08          8,009
                 2013..     $1.21       $1.27         16,271
                 2012..     $1.21       $1.21         26,459
                 2011..     $1.57       $1.21         21,553
                 2010..     $1.37       $1.57         18,098
                 2009..     $0.81       $1.37         28,740
                 2008..     $2.14       $0.81             --
                 2007..     $1.00(f)    $2.14             --
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.02        239,766
                 2013..     $1.00       $1.03             --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.87       $1.86         67,672
                 2013..     $1.53       $1.87         72,366
                 2012..     $1.38       $1.53         83,093
                 2011..     $1.64       $1.38        102,531
                 2010..     $1.47       $1.64        102,629
                 2009..     $1.10       $1.47        103,487
                 2008..     $1.94       $1.10        109,049
                 2007..     $1.80       $1.94        106,151
                 2006..     $1.42       $1.80         90,901
                 2005..     $1.31       $1.42         81,727
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.29       $2.20             --
                 2013..     $1.49       $2.29             --
                 2012..     $1.36       $1.49             --
                 2011..     $1.49       $1.36             --
                 2010..     $1.08       $1.49             --
                 2009..     $0.78       $1.08             --
                 2008..     $1.54       $0.78             --
                 2007..     $1.00(f)    $1.54             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.22       $2.35            --
                 2013..     $1.75       $2.22            --
                 2012..     $1.57       $1.75            --
                 2011..     $1.62       $1.57            --
                 2010..     $1.25       $1.62            --
                 2009..     $0.87       $1.25            --
                 2008..     $1.40       $0.87            --
                 2007..     $1.00(f)    $1.40            --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.04       $1.06            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.07            --
                 2013..     $1.00       $1.05            --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.05            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $3.18       $3.20        11,166
                 2013..     $2.08       $3.18        11,894
                 2012..     $1.66       $2.08        10,561
                 2011..     $1.80       $1.66        12,582
                 2010..     $1.63       $1.80        11,790
                 2009..     $1.16       $1.63        12,534
                 2008..     $1.79       $1.16            --
                 2007..     $1.00(f)    $1.79            --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $2.00       $2.10        15,177
                 2013..     $1.53       $2.00        17,784
                 2012..     $1.32       $1.53        21,332
                 2011..     $1.55       $1.32        33,235
                 2010..     $1.25       $1.55        33,764
                 2009..     $0.99       $1.25        42,857
                 2008..     $1.37       $0.99        34,405
                 2007..     $1.46       $1.37        34,272
                 2006..     $1.27       $1.46        21,013
                 2005..     $1.25       $1.27        15,425
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.84       $1.99        18,391
                 2013..     $1.39       $1.84        22,036
                 2012..     $1.19       $1.39            --
                 2011..     $1.31       $1.19            --
                 2010..     $1.13       $1.31            --
                 2009..     $0.91       $1.13            --
                 2008..     $0.92       $0.91            --
                 2007..     $1.41       $0.92            --
                 2006..     $1.23       $1.41        28,876
                 2005..     $1.21       $1.23        29,151
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $1.86       $1.97            --
                 2013..     $1.59       $1.86            --
                 2012..     $1.43       $1.59            --
                 2011..     $1.44       $1.43            --
                 2010..     $1.36       $1.44            --
                 2009..     $1.11       $1.36            --
                 2008..     $1.35       $1.11            --
                 2007..     $1.00(f)    $1.35            --

2.15% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.17       $2.31            --
                 2013..     $1.70       $2.17            --
                 2012..     $1.40       $1.70            --
                 2011..     $1.54       $1.40            --
                 2010..     $1.47       $1.54            --
                 2009..     $1.03       $1.47         9,766
                 2008..     $1.89       $1.03            --
                 2007..     $1.00(f)    $1.89            --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.33       $2.00        26,114
                 2013..     $2.08       $2.33        26,770
                 2012..     $1.88       $2.08        28,138
                 2011..     $2.84       $1.88        40,488
                 2010..     $2.32       $2.84        37,200
                 2009..     $1.32       $2.32        42,683
                 2008..     $2.83       $1.32        42,385
                 2007..     $2.26       $2.83        42,152
                 2006..     $1.58       $2.26        26,772
                 2005..     $1.22       $1.58        13,027
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.24       $1.32         5,065
                 2013..     $1.01       $1.24         5,211
                 2012..     $0.93       $1.01         5,766
                 2011..     $0.98       $0.93         5,591
                 2010..     $0.87       $0.98         5,269
                 2009..     $0.67       $0.87        18,861
                 2008..     $0.95       $0.67            --
                 2007..     $1.00(f)    $0.95            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.47       $1.56            --
                 2013..     $1.09       $1.47           198
                 2012..     $0.96       $1.09           806
                 2011..     $1.05       $0.96         1,495
                 2010..     $0.83       $1.05         2,215
                 2009..     $0.60       $0.83         3,015
                 2008..     $1.26       $0.60         3,971
                 2007..     $1.18       $1.26         4,416
                 2006..     $1.18       $1.18         4,459
                 2005..     $1.17       $1.18         4,501
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.72       $0.67        18,607
                 2013..     $0.74       $0.72        17,961
                 2012..     $0.63       $0.74        16,854
                 2011..     $0.79       $0.63        16,734
                 2010..     $0.68       $0.79        15,080
                 2009..     $0.41       $0.68        11,188
                 2008..     $1.00       $0.41            --
                 2007..     $1.00(f)    $0.97            --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.22       $1.31            --
                 2013..     $0.91       $1.22            --
                 2012..     $0.84       $0.91            --
                 2011..     $0.88       $0.84            --
                 2010..     $0.73       $0.88            --
                 2009..     $0.57       $0.73            --
                 2008..     $0.96       $0.57            --
                 2007..     $1.00(f)    $0.96            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $2.18       $1.98        15,790
                 2013..     $1.77       $2.18        18,475
                 2012..     $1.48       $1.77        18,958
                 2011..     $1.64       $1.48        19,177
                 2010..     $1.46       $1.64        19,174
                 2009..     $1.08       $1.46        17,589
                 2008..     $1.93       $1.08        12,906
                 2007..     $1.75       $1.93        14,450
                 2006..     $1.38       $1.75        14,762
                 2005..     $1.23       $1.38        15,010
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.34       $1.47            --
                 2013..     $0.97       $1.34         2,979
                 2012..     $0.85       $0.97         3,007
                 2011..     $0.89       $0.85         3,036
                 2010..     $0.74       $0.89         3,065
                 2009..     $0.55       $0.74         1,660
                 2008..     $0.90       $0.55            --
                 2007..     $1.00(f)    $0.90            --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.07            --
                 2013..     $1.00       $1.04            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.01       $1.00        11,309
                 2013..     $1.03       $1.01        10,709
                 2012..     $1.00       $1.03         9,101
                 2011..     $1.01       $1.00         9,021
                 2010..     $1.00       $1.01         8,260
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.07       $1.09        18,791
                 2013..     $1.11       $1.07        18,110
                 2012..     $1.04       $1.11        15,221
                 2011..     $1.03       $1.04        15,654
                 2010..     $1.00       $1.03        14,510
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.53       $1.69            --
                 2013..     $1.18       $1.53            --
                 2012..     $1.01       $1.18            --
                 2011..     $1.02       $1.01            --
                 2010..     $0.92       $1.02            --
                 2009..     $0.73       $0.92            --
                 2008..     $1.35       $0.73            --
                 2007..     $1.00(f)    $1.35            --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.55       $1.68            --
                 2013..     $1.17       $1.55            --
                 2012..     $1.00       $1.17            --
                 2011..     $1.08       $1.00            --
                 2010..     $0.96       $1.08            --
                 2009..     $0.76       $0.96            --
                 2008..     $1.26       $0.76            --
                 2007..     $1.00(f)    $1.26            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.56       $1.42        18,950
                 2013..     $1.24       $1.56        18,833
                 2012..     $1.04       $1.24        22,643
                 2011..     $1.28       $1.04        26,374
                 2010..     $1.19       $1.28        24,670
                 2009..     $0.98       $1.19        25,123
                 2008..     $1.78       $0.98        29,044
                 2007..     $1.68       $1.78        25,185
                 2006..     $1.34       $1.68        28,689
                 2005..     $1.22       $1.34        34,398

2.15% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.70       $1.89             --
                 2013..     $1.27       $1.70             --
                 2012..     $1.11       $1.27             --
                 2011..     $1.20       $1.11             --
                 2010..     $1.02       $1.20             --
                 2009..     $0.79       $1.02             --
                 2008..     $1.32       $0.79             --
                 2007..     $1.00(f)    $1.32             --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.72       $1.85             --
                 2013..     $1.22       $1.72             --
                 2012..     $1.09       $1.22             --
                 2011..     $1.36       $1.09             --
                 2010..     $1.15       $1.36             --
                 2009..     $0.72       $1.15             --
                 2008..     $1.16       $0.72             --
                 2007..     $1.00(f)    $1.16             --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.08             --
                 2013..     $1.01       $1.07             --
                 2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03        247,124
                 2013..     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.15       $1.14             --
                 2013..     $1.01       $1.15             --
                 2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.12             --
                 2013..     $1.01       $1.11             --
                 2012..     $1.00       $1.01             --

2.20% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.18       $1.23        646,774
                 2013..     $1.21       $1.18        672,192
                 2012..     $1.16       $1.21        688,392
                 2011..     $1.09       $1.16        756,537
                 2010..     $1.02       $1.09        759,060
                 2009..     $0.90       $1.02        737,050
                 2008..     $1.07       $0.90        657,346
                 2007..     $1.07       $1.07        505,958
                 2006..     $1.04       $1.07        373,065
                 2005..     $1.04       $1.04        355,560
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.17       $2.32        192,121
                 2013..     $1.67       $2.17        196,833
                 2012..     $1.46       $1.67        192,075
                 2011..     $1.52       $1.46        203,262
                 2010..     $1.24       $1.52        199,119
                 2009..     $0.93       $1.24        202,874
                 2008..     $1.49       $0.93        167,401
                 2007..     $1.42       $1.49        106,909
                 2006..     $1.32       $1.42         92,327
                 2005..     $1.21       $1.32         95,240


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.66       $1.84        168,942
                 2013..     $1.29       $1.66        170,301
                 2012..     $1.14       $1.29        131,573
                 2011..     $1.15       $1.14        143,013
                 2010..     $1.03       $1.15        144,323
                 2009..     $0.83       $1.03        146,683
                 2008..     $1.36       $0.83        120,251
                 2007..     $1.32       $1.36        108,598
                 2006..     $1.17       $1.32         75,590
                 2005..     $0.00       $1.17          8,762
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.42       $1.42        213,662
                 2013..     $1.46       $1.42        222,826
                 2012..     $1.28       $1.46        186,642
                 2011..     $1.31       $1.28        191,526
                 2010..     $1.18       $1.31        187,699
                 2009..     $1.03       $1.18        171,596
                 2008..     $1.01       $1.03        108,131
                 2007..     $0.94       $1.01         58,648
                 2006..     $0.92       $0.94         13,477
                 2005..     $1.00(e)    $0.92         17,883
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.12             --
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.92       $0.90        192,927
                 2013..     $0.94       $0.92        180,684
                 2012..     $0.96       $0.94        360,336
                 2011..     $0.99       $0.96        360,535
                 2010..     $1.01       $0.99        120,013
                 2009..     $1.03       $1.01        149,535
                 2008..     $0.98       $1.03        170,394
                 2007..     $0.98       $1.03        294,351
                 2006..     $0.98       $1.01        105,430
                 2005..     $0.98       $0.98         99,714
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.03       $1.06        462,496
                 2013..     $1.07       $1.03        457,315
                 2012..     $1.06       $1.07        439,886
                 2011..     $1.02       $1.06        417,547
                 2010..     $0.97       $1.02        435,888
                 2009..     $0.92       $0.97        418,423
                 2008..     $1.08       $0.92        313,391
                 2007..     $1.07       $1.08        384,591
                 2006..     $1.04       $1.07        212,657
                 2005..     $1.03       $1.04        648,225
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.82       $2.32        157,466
                 2013..     $1.84       $1.82        163,851
                 2012..     $1.60       $1.84        162,413
                 2011..     $1.55       $1.60        169,591
                 2010..     $1.23       $1.55        177,584
                 2009..     $1.01       $1.23        190,946
                 2008..     $1.62       $1.01        141,945
                 2007..     $1.96       $1.62        114,970
                 2006..     $1.53       $1.96         75,939
                 2005..     $1.41       $1.53         72,999
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.80(bt)   $2.00        519,863
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.74(bt)   $1.85        131,877
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $2.01(bt)   $2.20         88,110

2.20% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $1.99(bt)   $2.13        372,156
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.04       $1.06             --
                 2013..     $1.00       $1.04             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                 2014..     $0.60       $0.54             --
                 2013..     $0.50       $0.60             --
                 2012..     $0.44       $0.50             --
                 2011..     $0.56       $0.44             --
                 2010..     $0.55       $0.56         72,248
                 2009..     $0.42       $0.55             --
                 2008..     $1.00       $0.42             --
                 2007..     $1.00(f)    $0.92             --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                 2014..     $1.64       $1.80             --
                 2013..     $1.24       $1.64             --
                 2012..     $1.10       $1.24             --
                 2011..     $1.10       $1.10             --
                 2010..     $0.99       $1.10             --
                 2009..     $0.86       $0.99             --
                 2008..     $1.34       $0.86             --
                 2007..     $1.00(f)    $1.34             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                 2014..     $1.15       $1.16        135,010
                 2013..     $1.28       $1.15        137,776
                 2012..     $1.22       $1.28        145,659
                 2011..     $1.12       $1.22        109,583
                 2010..     $1.09       $1.12         74,309
                 2009..     $1.01       $1.09         48,057
                 2008..     $1.05       $1.01         14,885
                 2007..     $1.00(f)    $1.05             --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/
                 SUB-ACCOUNT(AB):
                 2014..     $0.98       $0.97             --
                 2013..     $1.03       $0.98             --
                 2012..     $0.99       $1.03             --
                 2011..     $1.00       $0.99             --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                 SUB-ACCOUNT(X):
                 2014..     $1.25       $1.25             --
                 2013..     $0.99       $1.25             --
                 2012..     $0.82       $0.99             --
                 2011..     $1.00       $0.82             --
                AMERICAN FUNDS IS: GLOBAL SMALL
                 CAPITALIZATION/SM/ SUB-ACCOUNT(AC):
                 2014..     $1.10       $1.10             --
                 2013..     $0.88       $1.10             --
                 2012..     $0.76       $0.88             --
                 2011..     $1.00       $0.76             --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                 2014..     $1.27       $1.34             --
                 2013..     $0.99       $1.27             --
                 2012..     $0.86       $0.99             --
                 2011..     $1.00       $0.86             --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                 SUB-ACCOUNT(Y):
                 2014..     $1.35       $1.46          3,332
                 2013..     $1.04       $1.35          3,371
                 2012..     $0.90       $1.04            636
                 2011..     $1.00       $0.90             --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/
                 SUB-ACCOUNT(AD):
                 2014..     $1.06       $1.01             --
                 2013..     $0.89       $1.06             --
                 2012..     $0.78       $0.89             --
                 2011..     $1.00       $0.78             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                 2014..     $1.02       $0.92         34,417
                 2013..     $0.93       $1.02         34,763
                 2012..     $0.81       $0.93             --
                 2011..     $1.00       $0.81             --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                 2014..     $0.99       $1.02             --
                 2013..     $1.05       $0.99             --
                 2012..     $1.05       $1.05             --
                 2011..     $1.00       $1.05             --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME
                 SUB-ACCOUNT:
                 2014..     $1.60       $1.69        291,677
                 2013..     $1.28       $1.60        314,220
                 2012..     $1.11       $1.28        377,552
                 2011..     $1.13       $1.11        408,691
                 2010..     $1.01       $1.13        431,986
                 2009..     $0.79       $1.01        453,230
                 2008..     $1.42       $0.79        409,741
                 2007..     $1.43       $1.42        349,390
                 2006..     $1.22       $1.43        299,225
                 2005..     $1.18       $1.22        310,671
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                 2014..     $2.53       $2.62         48,136
                 2013..     $1.90       $2.53         60,909
                 2012..     $1.70       $1.90         71,908
                 2011..     $1.95       $1.70         73,749
                 2010..     $1.55       $1.95         75,089
                 2009..     $1.13       $1.55         78,008
                 2008..     $1.92       $1.13         65,540
                 2007..     $1.70       $1.92         79,472
                 2006..     $1.54       $1.70         50,649
                 2005..     $1.34       $1.54         49,314
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $1.68       $1.77          7,161
                 2013..     $1.34       $1.68          7,233
                 2012..     $1.20       $1.34          9,767
                 2011..     $1.24       $1.20          2,514
                 2010..     $1.14       $1.24          2,498
                 2009..     $0.93       $1.14          2,455
                 2008..     $1.50       $0.93          2,548
                 2007..     $0.00       $1.50          2,389
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.37       $1.35         98,187
                 2013..     $1.03       $1.37         95,636
                 2012..     $0.89       $1.03        107,381
                 2011..     $0.94       $0.89         97,551
                 2010..     $0.75       $0.94         78,741
                 2009..     $0.60       $0.75         78,455
                 2008..     $0.91       $0.60         47,773
                 2007..     $1.00(f)    $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $1.84       $1.93          2,720
                 2013..     $1.36       $1.84          2,796
                 2012..     $1.25       $1.36          4,277
                 2011..     $1.35       $1.25          4,481
                 2010..     $1.08       $1.35          4,395
                 2009..     $0.77       $1.08          4,896
                 2008..     $1.37       $0.77          9,410
                 2007..     $1.25       $1.37          9,580
                 2006..     $1.18       $1.25          8,312
                 2005..     $1.15       $1.18          8,037

2.20% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.09       $1.87         34,562
                  2013..      $2.16       $2.09         36,776
                  2012..      $1.95       $2.16         33,916
                  2011..      $2.37       $1.95         33,701
                  2010..      $2.06       $2.37         36,432
                  2009..      $1.22       $2.06         18,579
                  2008..      $2.64       $1.22         20,059
                  2007..      $2.09       $2.64         24,749
                  2006..      $1.67       $2.09         31,979
                  2005..      $1.34       $1.67         32,295
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.03       $1.05             --
                  2013..      $1.00       $1.03             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.04       $1.02        179,902
                  2013..      $1.06       $1.04        181,438
                  2012..      $1.05       $1.06        186,015
                  2011..      $1.01       $1.05        147,359
                  2010..      $1.00       $1.01         21,597
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $0.98       $1.00         80,467
                  2013..      $0.85       $0.98         81,871
                  2012..      $0.76       $0.85         84,915
                  2011..      $0.82       $0.76         97,260
                  2010..      $0.72       $0.82        101,289
                  2009..      $0.58       $0.72             --
                  2008..      $1.00       $0.58             --
                  2007..      $1.00(f)    $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.06       $1.08         38,826
                  2013...     $0.97       $1.06         39,845
                  2012...     $0.89       $0.97         40,873
                  2011...     $0.92       $0.89         42,624
                  2010...     $0.84       $0.92         16,404
                  2009...     $0.72       $0.84             --
                  2008...     $0.97       $0.72             --
                  2007...     $1.00(f)    $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.06       $1.07         13,708
                  2013...     $1.06       $1.06         13,869
                  2012...     $1.03       $1.06         55,217
                  2011...     $1.02       $1.03         53,408
                  2010...     $0.98       $1.02         78,202
                  2009...     $0.93       $0.98         79,022
                  2008...     $1.01       $0.93         55,033
                  2007...     $1.00(f)    $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.02       $1.05             --
                  2013...     $0.90       $1.02             --
                  2012...     $0.81       $0.90        452,191
                  2011...     $0.86       $0.81        456,740
                  2010...     $0.77       $0.86             --
                  2009...     $0.63       $0.77             --
                  2008...     $1.00       $0.63             --
                  2007...     $1.00(f)    $0.95             --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.06        $1.07         152,759
                  2013...     $1.01        $1.06         316,207
                  2012...     $0.96        $1.01         319,385
                  2011...     $0.97        $0.96         322,607
                  2010...     $0.90        $0.97         325,845
                  2009...     $0.82        $0.90         329,119
                  2008...     $1.00        $0.82         361,147
                  2007...     $1.00(f)     $0.99          29,053
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.31        $1.40           9,765
                  2013...     $1.00        $1.31              --
                  2012...     $0.87        $1.00              --
                  2011...     $0.88        $0.87              --
                  2010...     $0.74        $0.88              --
                  2009...     $0.54        $0.74              --
                  2008...     $0.95        $0.54              --
                  2007...     $1.00(f)     $0.95              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.80        $1.92          58,595
                  2013...     $1.36        $1.80          60,967
                  2012...     $1.17        $1.36          65,464
                  2011...     $1.22        $1.17          43,750
                  2010...     $1.08        $1.22          19,967
                  2009...     $0.86        $1.08          16,626
                  2008...     $1.36        $0.86          25,407
                  2007...     $1.43        $1.36          34,682
                  2006...     $1.26        $1.43          37,240
                  2005...     $1.23        $1.26          37,521
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.29        $1.37          15,678
                  2013...     $1.05        $1.29          16,485
                  2012...     $0.96        $1.05          17,443
                  2011...     $1.00        $0.96          17,923
                  2010...     $0.95        $1.00          15,685
                  2009...     $0.73        $0.95          14,689
                  2008...     $1.21        $0.73          15,505
                  2007...     $1.21        $1.21          14,582
                  2006...     $1.12        $1.21          14,414
                  2005...     $0.00        $1.12          14,540
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.82        $1.96              --
                  2013...     $1.39        $1.82              --
                  2012...     $1.25        $1.39              --
                  2011...     $1.30        $1.25              --
                  2010...     $1.19        $1.30              --
                  2009...     $0.98        $1.19              --
                  2008...     $1.47        $0.98              --
                  2007...     $1.00(f)     $1.47              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.32        $1.32         106,753
                  2013...     $0.99        $1.32         121,164
                  2012...     $0.89        $0.99         139,553
                  2011...     $0.92        $0.89         120,684
                  2010...     $0.73        $0.92          96,164
                  2009...     $0.62        $0.73         101,886
                  2008...     $0.92        $0.62          74,023
                  2007...     $1.00(f)     $0.92              --

2.20% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                 2014..     $2.88       $2.67         61,269
                 2013..     $2.35       $2.88         62,805
                 2012..     $2.02       $2.35         76,688
                 2011..     $2.22       $2.02         85,759
                 2010..     $2.09       $2.22        119,550
                 2009..     $1.71       $2.09         92,101
                 2008..     $2.35       $1.71         58,844
                 2007..     $1.67       $2.35         74,510
                 2006..     $1.42       $1.67         28,564
                 2005..     $1.17       $1.42         14,844
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.82       $1.92         84,580
                 2013..     $1.51       $1.82         86,550
                 2012..     $1.38       $1.51         79,506
                 2011..     $1.36       $1.38         60,295
                 2010..     $1.19       $1.36         63,967
                 2009..     $1.07       $1.19         65,581
                 2008..     $1.39       $1.07         18,559
                 2007..     $0.00       $1.39         21,747
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.17       $2.33         86,908
                 2013..     $1.66       $2.17         77,529
                 2012..     $1.43       $1.66         13,966
                 2011..     $1.44       $1.43         15,184
                 2010..     $1.22       $1.44         15,509
                 2009..     $1.00       $1.22          4,815
                 2008..     $1.57       $1.00             --
                 2007..     $1.00(f)    $1.57             --
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.85       $1.82         59,897
                 2013..     $1.58       $1.85         65,384
                 2012..     $1.37       $1.58         67,152
                 2011..     $1.51       $1.37         50,620
                 2010..     $1.35       $1.51         16,785
                 2009..     $1.09       $1.35          4,761
                 2008..     $1.92       $1.09          4,809
                 2007..     $1.62       $1.92          4,857
                 2006..     $1.37       $1.62          4,906
                 2005..     $0.00       $1.37          4,956
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.27       $1.08        124,850
                 2013..     $1.20       $1.27        109,117
                 2012..     $1.21       $1.20        111,279
                 2011..     $1.57       $1.21         99,768
                 2010..     $1.37       $1.57         90,050
                 2009..     $0.81       $1.37         85,637
                 2008..     $2.14       $0.81         78,003
                 2007..     $1.52       $2.14         52,690
                 2006..     $1.24       $1.52         23,188
                 2005..     $1.00(e)    $1.24         20,261
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.02        422,714
                 2013..     $1.00       $1.03             --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.87       $1.85        277,040
                 2013..     $1.53       $1.87        287,665
                 2012..     $1.38       $1.53        349,450
                 2011..     $1.63       $1.38        320,883
                 2010..     $1.46       $1.63        301,851
                 2009..     $1.09       $1.46        295,052
                 2008..     $1.94       $1.09        251,419
                 2007..     $1.80       $1.94        198,766
                 2006..     $1.42       $1.80        181,778
                 2005..     $1.31       $1.42        192,957


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.28       $2.19          1,866
                 2013..     $1.48       $2.28          1,885
                 2012..     $1.35       $1.48          1,904
                 2011..     $1.49       $1.35          6,787
                 2010..     $1.08       $1.49          6,856
                 2009..     $0.78       $1.08          1,962
                 2008..     $1.54       $0.78             --
                 2007..     $1.00(f)    $1.54             --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.21       $2.33         11,639
                 2013..     $1.74       $2.21         11,668
                 2012..     $1.57       $1.74         13,150
                 2011..     $1.61       $1.57             --
                 2010..     $1.25       $1.61          8,464
                 2009..     $0.87       $1.25             --
                 2008..     $1.40       $0.87             --
                 2007..     $0.00       $1.40             --
                 2006..     $1.20       $0.00             --
                 2005..     $1.00(e)    $1.20          5,593
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.04       $1.06             --
                 2013..     $1.00       $1.04             --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.07             --
                 2013..     $1.00       $1.05             --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.04             --
                 2013..     $1.00       $1.04             --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $3.16       $3.18         17,987
                 2013..     $2.07       $3.16         14,266
                 2012..     $1.65       $2.07         19,820
                 2011..     $1.79       $1.65         19,537
                 2010..     $1.63       $1.79         21,905
                 2009..     $1.16       $1.63         19,111
                 2008..     $1.79       $1.16         15,764
                 2007..     $1.47       $1.79         16,727
                 2006..     $1.39       $1.47         10,997
                 2005..     $0.00       $1.39          7,125
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $1.99       $2.09         54,913
                 2013..     $1.53       $1.99         66,835
                 2012..     $1.31       $1.53         85,135
                 2011..     $1.54       $1.31         94,650
                 2010..     $1.25       $1.54        103,068
                 2009..     $0.99       $1.25        119,622
                 2008..     $1.36       $0.99        118,531
                 2007..     $1.46       $1.36        125,968
                 2006..     $1.27       $1.46        108,404
                 2005..     $1.25       $1.27        109,574
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.83       $1.98         49,531
                 2013..     $1.38       $1.83         58,246
                 2012..     $1.19       $1.38         58,006
                 2011..     $1.31       $1.19         61,254
                 2010..     $1.13       $1.31         60,934
                 2009..     $0.91       $1.13         82,744
                 2008..     $1.40       $0.91         74,495
                 2007..     $1.41       $1.40         82,974
                 2006..     $0.00       $1.41         64,461

2.20% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $1.85       $1.96             --
                 2013..     $1.58       $1.85             --
                 2012..     $1.43       $1.58             --
                 2011..     $1.44       $1.43             --
                 2010..     $1.36       $1.44         18,088
                 2009..     $1.11       $1.36             --
                 2008..     $1.35       $1.11             --
                 2007..     $1.00       $1.35             --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.16       $2.29         38,812
                 2013..     $1.69       $2.16         60,112
                 2012..     $1.39       $1.69         67,759
                 2011..     $1.53       $1.39         58,921
                 2010..     $1.47       $1.53         58,388
                 2009..     $1.03       $1.47         64,980
                 2008..     $1.89       $1.03         61,502
                 2007..     $1.41       $1.89         48,908
                 2006..     $1.32       $1.41         43,407
                 2005..     $0.00       $1.32         41,790
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.32       $1.99        155,450
                 2013..     $2.07       $2.32        161,412
                 2012..     $1.87       $2.07        171,301
                 2011..     $2.83       $1.87        158,357
                 2010..     $2.31       $2.83        167,119
                 2009..     $1.32       $2.31        138,885
                 2008..     $2.83       $1.32        133,721
                 2007..     $2.26       $2.83         79,477
                 2006..     $1.57       $2.26         62,324
                 2005..     $1.22       $1.57         67,165
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.24       $1.31         72,202
                 2013..     $1.01       $1.24         84,988
                 2012..     $0.93       $1.01         94,094
                 2011..     $0.98       $0.93         75,426
                 2010..     $0.87       $0.98         63,448
                 2009..     $0.67       $0.87         55,518
                 2008..     $0.95       $0.67         38,836
                 2007..     $1.00(f)    $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.46       $1.55         19,143
                 2013..     $1.09       $1.46          6,562
                 2012..     $0.96       $1.09          7,377
                 2011..     $1.04       $0.96          7,402
                 2010..     $0.82       $1.04          7,574
                 2009..     $0.60       $0.82             --
                 2008..     $1.26       $0.60             --
                 2007..     $1.00(f)    $1.26             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.72       $0.67        121,293
                 2013..     $0.74       $0.72         96,006
                 2012..     $0.63       $0.74         91,251
                 2011..     $0.79       $0.63         78,399
                 2010..     $0.68       $0.79        115,581
                 2009..     $0.41       $0.68         35,764
                 2008..     $1.00       $0.41         15,120
                 2007..     $1.00(f)    $0.97             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.21       $1.31         19,015
                 2013..     $0.90       $1.21         19,206
                 2012..     $0.83       $0.90             --
                 2011..     $0.88       $0.83             --
                 2010..     $0.73       $0.88             --
                 2009..     $0.57       $0.73             --
                 2008..     $0.96       $0.57             --
                 2007..     $1.00(f)    $0.96             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $2.16       $1.97         50,131
                 2013..     $1.76       $2.16         40,133
                 2012..     $1.48       $1.76          3,583
                 2011..     $1.64       $1.48          1,170
                 2010..     $1.46       $1.64         21,399
                 2009..     $1.07       $1.46          1,127
                 2008..     $1.93       $1.07          6,559
                 2007..     $1.74       $1.93         11,192
                 2006..     $1.38       $1.74         11,611
                 2005..     $1.23       $1.38         14,955
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.34       $1.46          8,748
                 2013..     $0.97       $1.34             --
                 2012..     $0.84       $0.97             --
                 2011..     $0.88       $0.84             --
                 2010..     $0.73       $0.88             --
                 2009..     $0.55       $0.73             --
                 2008..     $0.90       $0.55             --
                 2007..     $1.00(f)    $0.90             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.07             --
                 2013..     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.01       $0.99        181,341
                 2013..     $1.03       $1.01        179,068
                 2012..     $1.00       $1.03        186,714
                 2011..     $1.01       $1.00        151,706
                 2010..     $1.00       $1.01          8,794
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.07       $1.09        415,440
                 2013..     $1.11       $1.07        405,008
                 2012..     $1.04       $1.11        355,492
                 2011..     $1.03       $1.04        241,415
                 2010..     $1.00       $1.03         71,063
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.53       $1.68         22,437
                 2013..     $1.18       $1.53         24,428
                 2012..     $1.01       $1.18         27,500
                 2011..     $1.01       $1.01         29,098
                 2010..     $0.92       $1.01         31,281
                 2009..     $0.73       $0.92         35,950
                 2008..     $1.35       $0.73         35,888
                 2007..     $1.45       $1.35         31,545
                 2006..     $1.28       $1.45          8,428
                 2005..     $0.00       $1.28          5,110
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.55       $1.67             --
                 2013..     $1.16       $1.55             --
                 2012..     $1.00       $1.16             --
                 2011..     $1.07       $1.00             --
                 2010..     $0.96       $1.07             --
                 2009..     $0.75       $0.96             --
                 2008..     $1.26       $0.75             --
                 2007..     $1.00(f)    $1.26             --

2.20% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.55       $1.42            --
                 2013..     $1.24       $1.55            --
                 2012..     $1.04       $1.24            --
                 2011..     $1.28       $1.04            --
                 2010..     $1.19       $1.28            --
                 2009..     $0.97       $1.19            --
                 2008..     $1.78       $0.97            --
                 2007..     $1.68       $1.78         2,288
                 2006..     $1.34       $1.68         6,940
                 2005..     $1.22       $1.34         9,284
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.69       $1.88            --
                 2013..     $1.27       $1.69            --
                 2012..     $1.11       $1.27            --
                 2011..     $1.19       $1.11            --
                 2010..     $1.02       $1.19            --
                 2009..     $0.79       $1.02            --
                 2008..     $1.32       $0.79            --
                 2007..     $1.00(f)    $1.32            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.71       $1.84            --
                 2013..     $1.22       $1.71            --
                 2012..     $1.09       $1.22            --
                 2011..     $1.36       $1.09            --
                 2010..     $1.15       $1.36        22,076
                 2009..     $0.72       $1.15            --
                 2008..     $1.16       $0.72            --
                 2007..     $1.00(f)    $1.16            --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.08            --
                 2013..     $1.01       $1.07            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03            --
                 2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.15       $1.14            --
                 2013..     $1.01       $1.15            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.12            --
                 2013..     $1.01       $1.11            --
                 2012..     $1.00       $1.01            --

2.25% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.17       $1.22        137,029
                 2013..     $1.21       $1.17        139,189
                 2012..     $1.15       $1.21        130,471
                 2011..     $1.09       $1.15        113,942
                 2010..     $1.02       $1.09        213,107
                 2009..     $0.90       $1.02        168,711
                 2008..     $1.07       $0.90        188,405
                 2007..     $1.07       $1.07        225,144
                 2006..     $1.04       $1.07        201,699
                 2005..     $1.04       $1.04        162,951


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.16       $2.31         62,630
                 2013..     $1.66       $2.16         64,593
                 2012..     $1.45       $1.66         68,241
                 2011..     $1.52       $1.45         69,204
                 2010..     $1.23       $1.52         74,996
                 2009..     $0.92       $1.23         46,823
                 2008..     $1.49       $0.92         46,135
                 2007..     $1.42       $1.49         52,253
                 2006..     $1.32       $1.42         48,750
                 2005..     $1.21       $1.32         52,143
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.66       $1.83         24,141
                 2013..     $1.29       $1.66         25,030
                 2012..     $1.14       $1.29         25,972
                 2011..     $1.15       $1.14         27,705
                 2010..     $1.02       $1.15             --
                 2009..     $0.83       $1.02             --
                 2008..     $1.36       $0.83             --
                 2007..     $1.00(f)    $1.36             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.42       $1.41         79,693
                 2013..     $1.45       $1.42         81,414
                 2012..     $1.28       $1.45         78,969
                 2011..     $1.31       $1.28         99,823
                 2010..     $1.18       $1.31         70,642
                 2009..     $1.02       $1.18         21,897
                 2008..     $1.00       $1.02         99,343
                 2007..     $0.00       $1.00          6,734
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.12             --
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.92       $0.90         18,077
                 2013..     $0.94       $0.92         17,633
                 2012..     $0.96       $0.94         17,867
                 2011..     $0.98       $0.96         14,825
                 2010..     $1.00       $0.98         45,577
                 2009..     $1.02       $1.00        129,975
                 2008..     $1.03       $1.02         45,863
                 2007..     $1.00       $1.03         61,196
                 2006..     $0.98       $1.00         22,187
                 2005..     $0.98       $0.98         54,028
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.02       $1.06         30,318
                 2013..     $1.07       $1.02         30,973
                 2012..     $1.06       $1.07         29,789
                 2011..     $1.01       $1.06         27,409
                 2010..     $0.97       $1.01         28,945
                 2009..     $0.92       $0.97         25,941
                 2008..     $1.08       $0.92         12,866
                 2007..     $0.00       $1.08          4,807
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.81       $2.31         31,818
                 2013..     $1.83       $1.81         34,361
                 2012..     $1.59       $1.83         29,859
                 2011..     $1.54       $1.59         24,885
                 2010..     $1.22       $1.54         56,149
                 2009..     $1.00       $1.22         25,848
                 2008..     $1.61       $1.00         16,831
                 2007..     $1.96       $1.61         20,334
                 2006..     $1.53       $1.96         20,457
                 2005..     $1.41       $1.53         23,040
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.80(bt)   $1.99        176,375

2.25% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.73(bt)    $1.84          41,558
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $2.00(bt)    $2.19          11,896
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $1.98(bt)    $2.12         169,763
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.06           3,133
                  2013...     $1.00        $1.04           3,505
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.59        $0.54              --
                  2013...     $0.49        $0.59              --
                  2012...     $0.44        $0.49              --
                  2011...     $0.56        $0.44              --
                  2010...     $0.55        $0.56              --
                  2009...     $0.42        $0.55          35,635
                  2008...     $1.00        $0.42              --
                  2007...     $1.00(f)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.63        $1.79              --
                  2013...     $1.23        $1.63              --
                  2012...     $1.10        $1.23              --
                  2011...     $1.09        $1.10              --
                  2010...     $0.98        $1.09              --
                  2009...     $0.85        $0.98              --
                  2008...     $1.34        $0.85              --
                  2007...     $1.00(f)     $1.34              --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.14        $1.15         134,353
                  2013...     $1.28        $1.14         136,510
                  2012...     $1.22        $1.28         151,279
                  2011...     $1.11        $1.22         174,383
                  2010...     $1.08        $1.11         112,286
                  2009...     $1.01        $1.08              --
                  2008...     $1.05        $1.01              --
                  2007...     $1.00(f)     $1.05              --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.98        $0.97              --
                  2013...     $1.02        $0.98              --
                  2012...     $0.99        $1.02          16,186
                  2011...     $1.00        $0.99              --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.25        $1.25              --
                  2013...     $0.99        $1.25              --
                  2012...     $0.82        $0.99              --
                  2011...     $1.00        $0.82              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.10        $1.10           6,225
                  2013...     $0.88        $1.10           6,964
                  2012...     $0.76        $0.88              --
                  2011...     $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.26        $1.34              --
                  2013...     $0.99        $1.26              --
                  2012...     $0.86        $0.99              --
                  2011...     $1.00        $0.86              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.35        $1.46           2,415
                  2013...     $1.03        $1.35           2,908
                  2012...     $0.90        $1.03           3,564
                  2011...     $1.00        $0.90           4,638


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.06        $1.01              --
                  2013...     $0.89        $1.06              --
                  2012...     $0.78        $0.89              --
                  2011...     $1.00        $0.78              --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.02        $0.91              --
                  2013...     $0.93        $1.02              --
                  2012...     $0.81        $0.93              --
                  2011...     $1.00        $0.81              --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $0.99        $1.02              --
                  2013...     $1.04        $0.99              --
                  2012...     $1.05        $1.04              --
                  2011...     $1.00        $1.05              --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.59        $1.68          17,340
                  2013...     $1.27        $1.59          18,635
                  2012...     $1.11        $1.27          20,551
                  2011...     $1.13        $1.11          22,835
                  2010...     $1.00        $1.13         139,129
                  2009...     $0.79        $1.00         153,927
                  2008...     $1.41        $0.79         133,704
                  2007...     $1.43        $1.41         145,677
                  2006...     $1.22        $1.43         160,518
                  2005...     $1.18        $1.22         170,981
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.51        $2.61           4,613
                  2013...     $1.89        $2.51           4,774
                  2012...     $1.69        $1.89           5,507
                  2011...     $1.94        $1.69           5,146
                  2010...     $1.54        $1.94           4,305
                  2009...     $1.13        $1.54           4,725
                  2008...     $1.91        $1.13              --
                  2007...     $1.00(f)     $1.91              --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.68        $1.76           7,192
                  2013...     $1.34        $1.68           7,678
                  2012...     $1.20        $1.34           8,555
                  2011...     $1.24        $1.20           8,517
                  2010...     $1.14        $1.24           7,242
                  2009...     $0.92        $1.14           7,100
                  2008...     $1.50        $0.92              --
                  2007...     $1.00(f)     $1.50              --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.37        $1.34          33,723
                  2013...     $1.03        $1.37          31,881
                  2012...     $0.89        $1.03          33,596
                  2011...     $0.94        $0.89          23,018
                  2010...     $0.75        $0.94          23,266
                  2009...     $0.59        $0.75              --
                  2008...     $0.91        $0.59              --
                  2007...     $1.00(f)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $1.83        $1.92              --
                  2013...     $1.35        $1.83              --
                  2012...     $1.25        $1.35              --
                  2011...     $1.34        $1.25              --
                  2010...     $1.08        $1.34              --
                  2009...     $0.77        $1.08           5,725
                  2008...     $1.36        $0.77              --
                  2007...     $1.00(f)     $1.36              --

2.25% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.08       $1.86        11,244
                  2013..      $2.15       $2.08        11,525
                  2012..      $1.94       $2.15        11,646
                  2011..      $2.36       $1.94        10,063
                  2010..      $2.05       $2.36            --
                  2009..      $1.22       $2.05         2,955
                  2008..      $2.63       $1.22            --
                  2007..      $2.09       $2.63         6,556
                  2006..      $1.67       $2.09         8,302
                  2005..      $1.34       $1.67         8,619
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.03       $1.05            --
                  2013..      $1.00       $1.03            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.04       $1.02        86,062
                  2013..      $1.06       $1.04        86,183
                  2012..      $1.05       $1.06        83,298
                  2011..      $1.01       $1.05        58,858
                  2010..      $1.00       $1.01        55,612
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $0.97       $1.00            --
                  2013..      $0.84       $0.97            --
                  2012..      $0.76       $0.84            --
                  2011..      $0.81       $0.76            --
                  2010..      $0.72       $0.81            --
                  2009..      $0.58       $0.72            --
                  2008..      $1.00       $0.58            --
                  2007..      $1.00(f)    $0.94            --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.06       $1.08        72,059
                  2013...     $0.96       $1.06        91,689
                  2012...     $0.89       $0.96        93,749
                  2011...     $0.92       $0.89        74,366
                  2010...     $0.84       $0.92        75,150
                  2009...     $0.72       $0.84            --
                  2008...     $0.97       $0.72            --
                  2007...     $1.00(f)    $0.97            --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.06       $1.07         6,081
                  2013...     $1.06       $1.06         6,882
                  2012...     $1.03       $1.06        11,094
                  2011...     $1.02       $1.03        96,086
                  2010...     $0.97       $1.02        89,319
                  2009...     $0.93       $0.97        40,062
                  2008...     $1.01       $0.93            --
                  2007...     $1.00(f)    $1.01            --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.02       $1.04            --
                  2013...     $0.89       $1.02            --
                  2012...     $0.81       $0.89            --
                  2011...     $0.86       $0.81            --
                  2010...     $0.77       $0.86            --
                  2009...     $0.63       $0.77            --
                  2008...     $1.00       $0.63            --
                  2007...     $1.00(f)    $0.95            --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.06        $1.07         72,087
                  2013...     $1.01        $1.06         91,450
                  2012...     $0.95        $1.01         93,698
                  2011...     $0.97        $0.95         76,539
                  2010...     $0.90        $0.97         68,954
                  2009...     $0.82        $0.90             --
                  2008...     $1.00        $0.82             --
                  2007...     $1.00(f)     $0.99             --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.30        $1.39             --
                  2013...     $0.99        $1.30             --
                  2012...     $0.87        $0.99             --
                  2011...     $0.88        $0.87             --
                  2010...     $0.74        $0.88             --
                  2009...     $0.54        $0.74             --
                  2008...     $0.95        $0.54             --
                  2007...     $1.00(f)     $0.95             --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.79        $1.91         45,621
                  2013...     $1.35        $1.79         46,828
                  2012...     $1.16        $1.35         48,630
                  2011...     $1.21        $1.16         31,863
                  2010...     $1.07        $1.21         32,202
                  2009...     $0.75        $1.07             --
                  2008...     $1.36        $0.75             --
                  2007...     $1.43        $1.36         34,682
                  2006...     $1.26        $1.43         37,240
                  2005...     $1.23        $1.26         37,521
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.28        $1.36         11,085
                  2013...     $1.05        $1.28         12,494
                  2012...     $0.96        $1.05          2,951
                  2011...     $1.00        $0.96          3,779
                  2010...     $0.94        $1.00             --
                  2009...     $0.72        $0.94             --
                  2008...     $1.20        $0.72             --
                  2007...     $1.00(f)     $1.20             --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.81        $1.95          3,024
                  2013...     $1.39        $1.81          3,516
                  2012...     $1.24        $1.39          4,273
                  2011...     $1.30        $1.24          5,671
                  2010...     $1.18        $1.30             --
                  2009...     $0.98        $1.18             --
                  2008...     $1.47        $0.98             --
                  2007...     $1.00(f)     $1.47             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.32        $1.32         45,371
                  2013...     $0.98        $1.32         46,013
                  2012...     $0.89        $0.98         47,723
                  2011...     $0.91        $0.89         36,878
                  2010...     $0.73        $0.91         37,311
                  2009...     $0.62        $0.73             --
                  2008...     $0.92        $0.62             --
                  2007...     $1.00(f)     $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $2.86        $2.65         72,145
                  2013...     $2.34        $2.86         73,628
                  2012...     $2.01        $2.34         77,050
                  2011...     $2.21        $2.01         75,480
                  2010...     $2.08        $2.21          4,492
                  2009...     $1.70        $2.08         19,371
                  2008...     $2.35        $1.70             --
                  2007...     $1.00(f)     $2.35             --

2.25% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.81       $1.91         27,495
                 2013..     $1.50       $1.81         30,967
                 2012..     $1.37       $1.50         28,864
                 2011..     $1.36       $1.37         32,318
                 2010..     $1.19       $1.36             --
                 2009..     $1.07       $1.19             --
                 2008..     $1.39       $1.07             --
                 2007..     $1.00(f)    $1.39             --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.16       $2.31         72,682
                 2013..     $1.65       $2.16         73,146
                 2012..     $1.43       $1.65         76,211
                 2011..     $1.43       $1.43         80,453
                 2010..     $1.21       $1.43             --
                 2009..     $1.00       $1.21             --
                 2008..     $1.57       $1.00             --
                 2007..     $1.00(f)    $1.57             --
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.84       $1.81         59,351
                 2013..     $1.58       $1.84         59,973
                 2012..     $1.37       $1.58         60,188
                 2011..     $1.51       $1.37         42,018
                 2010..     $1.34       $1.51         42,440
                 2009..     $1.08       $1.34             --
                 2008..     $1.91       $1.08             --
                 2007..     $1.00(f)    $1.91             --
                IVY FUNDS VIP GLOBAL NATURAL
                 RESOURCES SUB-ACCOUNT(I):
                 2014..     $1.26       $1.07         17,943
                 2013..     $1.20       $1.26         18,133
                 2012..     $1.20       $1.20         17,239
                 2011..     $1.56       $1.20         12,847
                 2010..     $1.37       $1.56          7,190
                 2009..     $0.81       $1.37         12,051
                 2008..     $2.14       $0.81             --
                 2007..     $1.00(f)    $2.14             --
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.02        101,347
                 2013..     $1.00       $1.03             --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.86       $1.84         73,432
                 2013..     $1.52       $1.86         74,658
                 2012..     $1.37       $1.52         77,817
                 2011..     $1.63       $1.37         58,106
                 2010..     $1.46       $1.63         95,742
                 2009..     $1.09       $1.46         59,480
                 2008..     $1.93       $1.09         51,883
                 2007..     $1.80       $1.93         68,591
                 2006..     $1.42       $1.80         75,501
                 2005..     $1.30       $1.42         85,684
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.27       $2.18         19,931
                 2013..     $1.47       $2.27         20,133
                 2012..     $1.35       $1.47         20,345
                 2011..     $1.48       $1.35         15,364
                 2010..     $1.08       $1.48             --
                 2009..     $0.78       $1.08             --
                 2008..     $1.53       $0.78             --
                 2007..     $1.00(f)    $1.53             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.20       $2.32        48,004
                 2013..     $1.73       $2.20        49,977
                 2012..     $1.56       $1.73        53,093
                 2011..     $1.61       $1.56        37,091
                 2010..     $1.25       $1.61        19,244
                 2009..     $0.87       $1.25         8,071
                 2008..     $1.40       $0.87            --
                 2007..     $1.00(f)    $1.40            --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.04       $1.06            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.07            --
                 2013..     $1.00       $1.05            --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.04            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $3.15       $3.17        15,982
                 2013..     $2.06       $3.15        16,302
                 2012..     $1.65       $2.06        15,845
                 2011..     $1.79       $1.65        16,013
                 2010..     $1.62       $1.79            --
                 2009..     $1.15       $1.62         8,123
                 2008..     $1.78       $1.15            --
                 2007..     $1.00(f)    $1.78            --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $1.98       $2.08        35,905
                 2013..     $1.52       $1.98        37,572
                 2012..     $1.31       $1.52        41,220
                 2011..     $1.54       $1.31        44,994
                 2010..     $1.24       $1.54        33,642
                 2009..     $0.98       $1.24        46,412
                 2008..     $1.36       $0.98        42,298
                 2007..     $1.45       $1.36        47,542
                 2006..     $1.27       $1.45        46,660
                 2005..     $1.25       $1.27        50,865
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.82       $1.97         8,290
                 2013..     $1.37       $1.82         9,275
                 2012..     $1.18       $1.37         5,468
                 2011..     $1.30       $1.18            --
                 2010..     $1.12       $1.30            --
                 2009..     $0.91       $1.12        11,551
                 2008..     $1.40       $0.91            --
                 2007..     $1.00(f)    $1.40            --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $1.84       $1.95            --
                 2013..     $1.57       $1.84            --
                 2012..     $1.42       $1.57            --
                 2011..     $1.43       $1.42            --
                 2010..     $1.36       $1.43            --
                 2009..     $1.10       $1.36            --
                 2008..     $1.35       $1.10            --
                 2007..     $1.00(f)    $1.35            --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.15       $2.28         1,361
                 2013..     $1.68       $2.15         1,559
                 2012..     $1.39       $1.68         7,581
                 2011..     $1.53       $1.39         2,446
                 2010..     $1.47       $1.53            --
                 2009..     $1.03       $1.47            --
                 2008..     $1.88       $1.03            --
                 2007..     $1.00(f)    $1.88            --

2.25% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.31       $1.98        15,032
                 2013..     $2.06       $2.31        14,440
                 2012..     $1.87       $2.06        20,796
                 2011..     $2.82       $1.87        13,230
                 2010..     $2.31       $2.82        19,217
                 2009..     $1.32       $2.31        27,702
                 2008..     $2.82       $1.32        22,156
                 2007..     $2.25       $2.82        21,615
                 2006..     $1.57       $2.25        23,209
                 2005..     $1.22       $1.57        33,807
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.23       $1.31        47,769
                 2013..     $1.00       $1.23        48,612
                 2012..     $0.93       $1.00        49,488
                 2011..     $0.98       $0.93        30,667
                 2010..     $0.87       $0.98        30,994
                 2009..     $0.67       $0.87            --
                 2008..     $0.95       $0.67            --
                 2007..     $1.00       $0.95            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.45       $1.54            --
                 2013..     $1.08       $1.45            --
                 2012..     $0.95       $1.08            --
                 2011..     $1.04       $0.95            --
                 2010..     $0.82       $1.04            --
                 2009..     $0.59       $0.82            --
                 2008..     $1.26       $0.59            --
                 2007..     $1.00(f)    $1.26            --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.72       $0.67        55,589
                 2013..     $0.74       $0.72        54,529
                 2012..     $0.63       $0.74        52,840
                 2011..     $0.79       $0.63        40,745
                 2010..     $0.68       $0.79        25,853
                 2009..     $0.41       $0.68        15,103
                 2008..     $1.00       $0.41            --
                 2007..     $1.00(f)    $0.97            --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.21       $1.30            --
                 2013..     $0.90       $1.21            --
                 2012..     $0.83       $0.90            --
                 2011..     $0.88       $0.83            --
                 2010..     $0.73       $0.88            --
                 2009..     $0.57       $0.73            --
                 2008..     $0.96       $0.57            --
                 2007..     $1.00(f)    $0.96            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $2.15       $1.95            --
                 2013..     $1.75       $2.15            --
                 2012..     $1.47       $1.75            --
                 2011..     $1.63       $1.47            --
                 2010..     $1.45       $1.63            --
                 2009..     $1.07       $1.45            --
                 2008..     $1.92       $1.07            --
                 2007..     $1.00(f)    $1.92            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.33       $1.46          2,473
                 2013..     $0.97       $1.33          2,755
                 2012..     $0.84       $0.97          3,762
                 2011..     $0.88       $0.84          4,946
                 2010..     $0.73       $0.88             --
                 2009..     $0.55       $0.73             --
                 2008..     $0.90       $0.55             --
                 2007..     $1.00(f)    $0.90             --
                PIMCO VIT GLOBAL DIVERSIFIED
                 ALLOCATION SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.07             --
                 2013..     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.01       $0.99        194,784
                 2013..     $1.03       $1.01        197,963
                 2012..     $1.00       $1.03        192,314
                 2011..     $1.01       $1.00        175,040
                 2010..     $1.00       $1.01         56,587
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.06       $1.08        320,927
                 2013..     $1.11       $1.06        308,185
                 2012..     $1.04       $1.11        296,190
                 2011..     $1.03       $1.04        226,216
                 2010..     $1.00       $1.03        131,273
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.52       $1.67             --
                 2013..     $1.17       $1.52             --
                 2012..     $1.01       $1.17             --
                 2011..     $1.01       $1.01             --
                 2010..     $0.92       $1.01             --
                 2009..     $0.73       $0.92             --
                 2008..     $1.34       $0.73             --
                 2007..     $1.00(f)    $1.34             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.54       $1.67             --
                 2013..     $1.16       $1.54             --
                 2012..     $1.00       $1.16             --
                 2011..     $1.07       $1.00             --
                 2010..     $0.95       $1.07             --
                 2009..     $0.75       $0.95             --
                 2008..     $1.25       $0.75             --
                 2007..     $1.00(f)    $1.25             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.54       $1.41             --
                 2013..     $1.23       $1.54             --
                 2012..     $1.03       $1.23             --
                 2011..     $1.27       $1.03             --
                 2010..     $1.18       $1.27             --
                 2009..     $0.79       $1.18             --
                 2008..     $1.78       $0.79             --
                 2007..     $1.68       $1.78         25,185
                 2006..     $1.34       $1.68         28,689
                 2005..     $1.22       $1.34         34,398
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.68       $1.87             --
                 2013..     $1.26       $1.68             --
                 2012..     $1.10       $1.26             --
                 2011..     $1.19       $1.10             --
                 2010..     $1.02       $1.19             --
                 2009..     $0.79       $1.02             --
                 2008..     $1.31       $0.79             --
                 2007..     $1.00(f)    $1.31        180,120

2.25% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.70       $1.83            --
                 2013..     $1.21       $1.70            --
                 2012..     $1.09       $1.21            --
                 2011..     $1.35       $1.09            --
                 2010..     $1.14       $1.35            --
                 2009..     $0.71       $1.14            --
                 2008..     $1.16       $0.71            --
                 2007..     $1.00(f)    $1.16            --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.08            --
                 2013..     $1.01       $1.07        25,652
                 2012..     $1.00       $1.01        27,013
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03            --
                 2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.14       $1.13        33,400
                 2013..     $1.01       $1.14        26,012
                 2012..     $1.00       $1.01        27,390
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.12         6,154
                 2013..     $1.01       $1.11         6,885
                 2012..     $1.00       $1.01         6,957

2.30% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.17       $1.21         20,292
                 2013..     $1.20       $1.17         50,332
                 2012..     $1.15       $1.20         74,439
                 2011..     $1.09       $1.15         69,495
                 2010..     $1.01       $1.09         95,891
                 2009..     $0.90       $1.01         97,161
                 2008..     $1.06       $0.90        110,662
                 2007..     $1.06       $1.06        130,801
                 2006..     $1.04       $1.06        131,935
                 2005..     $1.04       $1.04        116,908
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.15       $2.29          3,678
                 2013..     $1.66       $2.15          9,943
                 2012..     $1.44       $1.66         16,341
                 2011..     $1.51       $1.44         15,645
                 2010..     $1.23       $1.51         24,687
                 2009..     $0.92       $1.23         27,059
                 2008..     $1.49       $0.92         27,579
                 2007..     $1.42       $1.49         28,538
                 2006..     $1.32       $1.42         32,623
                 2005..     $1.21       $1.32         28,431
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.65       $1.82             --
                 2013..     $1.28       $1.65             --
                 2012..     $1.13       $1.28             --
                 2011..     $1.14       $1.13             --
                 2010..     $1.02       $1.14             --
                 2009..     $0.83       $1.02             --
                 2008..     $1.35       $0.83             --
                 2007..     $1.00(f)    $1.35             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.41       $1.40          8,902
                 2013..     $1.45       $1.41          9,126
                 2012..     $1.27       $1.45         15,186
                 2011..     $1.31       $1.27          8,529
                 2010..     $1.17       $1.31          2,543
                 2009..     $1.02       $1.17          2,571
                 2008..     $1.00       $1.02          2,599
                 2007..     $0.94       $1.00          2,628
                 2006..     $0.00       $0.94          3,699
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.12          7,870
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.91       $0.89          3,594
                 2013..     $0.93       $0.91          7,924
                 2012..     $0.96       $0.93         28,352
                 2011..     $0.98       $0.96        212,677
                 2010..     $1.00       $0.98         28,925
                 2009..     $1.02       $1.00         27,636
                 2008..     $1.02       $1.02         34,372
                 2007..     $1.00       $1.02         43,574
                 2006..     $0.98       $1.00         42,315
                 2005..     $0.98       $0.98         42,622
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.02       $1.05             --
                 2013..     $1.06       $1.02          8,239
                 2012..     $1.05       $1.06          6,723
                 2011..     $1.01       $1.05          5,594
                 2010..     $0.97       $1.01          8,225
                 2009..     $0.91       $0.97          3,015
                 2008..     $1.08       $0.91          3,516
                 2007..     $1.07       $1.08          4,296
                 2006..     $1.04       $1.07          6,339
                 2005..     $1.03       $1.04          6,172
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.80       $2.30          7,483
                 2013..     $1.82       $1.80         10,560
                 2012..     $1.58       $1.82         24,911
                 2011..     $1.54       $1.58         25,047
                 2010..     $1.22       $1.54         30,552
                 2009..     $1.00       $1.22         35,896
                 2008..     $1.61       $1.00         32,996
                 2007..     $1.96       $1.61         33,317
                 2006..     $1.53       $1.96         33,534
                 2005..     $1.41       $1.53         36,390
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.79(bt)   $1.98         14,522
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.72(bt)   $1.83          1,671
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $1.99(bt)   $2.18         16,983
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $1.97(bt)   $2.10          3,752
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.04       $1.06             --
                 2013..     $1.00       $1.04             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                 2014..     $0.59       $0.54             --
                 2013..     $0.49       $0.59             --
                 2012..     $0.44       $0.49             --
                 2011..     $0.56       $0.44             --
                 2010..     $0.55       $0.56             --
                 2009..     $0.42       $0.55             --
                 2008..     $1.00       $0.42             --
                 2007..     $1.00(f)    $0.92             --

2.30% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.62        $1.78             --
                  2013...     $1.23        $1.62             --
                  2012...     $1.10        $1.23             --
                  2011...     $1.09        $1.10             --
                  2010...     $0.98        $1.09             --
                  2009...     $0.85        $0.98             --
                  2008...     $1.33        $0.85             --
                  2007...     $1.37        $1.33             --
                  2006...     $1.20        $1.37             --
                  2005...     $1.18        $1.20         40,275
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.14        $1.15             --
                  2013...     $1.27        $1.14         10,363
                  2012...     $1.21        $1.27         25,289
                  2011...     $1.11        $1.21          6,948
                  2010...     $1.08        $1.11          6,323
                  2009...     $1.01        $1.08             --
                  2008...     $1.05        $1.01             --
                  2007...     $1.00(f)     $1.05             --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.97        $0.97             --
                  2013...     $1.02        $0.97             --
                  2012...     $0.99        $1.02             --
                  2011...     $1.00        $0.99             --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.25        $1.24             --
                  2013...     $0.99        $1.25             --
                  2012...     $0.82        $0.99             --
                  2011...     $1.00        $0.82             --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.10        $1.10             --
                  2013...     $0.88        $1.10             --
                  2012...     $0.76        $0.88             --
                  2011...     $1.00        $0.76             --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.26        $1.34             --
                  2013...     $0.99        $1.26             --
                  2012...     $0.86        $0.99             --
                  2011...     $1.00        $0.86             --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.35        $1.46             --
                  2013...     $1.03        $1.35             --
                  2012...     $0.90        $1.03             --
                  2011...     $1.00        $0.90             --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.06        $1.01             --
                  2013...     $0.89        $1.06             --
                  2012...     $0.78        $0.89             --
                  2011...     $1.00        $0.78             --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.01        $0.91             --
                  2013...     $0.93        $1.01             --
                  2012...     $0.81        $0.93             --
                  2011...     $1.00        $0.81             --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $0.99        $1.01             --
                  2013...     $1.04        $0.99             --
                  2012...     $1.05        $1.04             --
                  2011...     $1.00        $1.05             --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.58        $1.67          14,313
                  2013...     $1.26        $1.58          44,474
                  2012...     $1.11        $1.26          69,529
                  2011...     $1.12        $1.11          80,978
                  2010...     $1.00        $1.12         101,624
                  2009...     $0.79        $1.00         103,552
                  2008...     $1.41        $0.79         103,588
                  2007...     $1.43        $1.41          96,926
                  2006...     $1.22        $1.43         106,606
                  2005...     $1.18        $1.22         146,700
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.50        $2.59          10,359
                  2013...     $1.88        $2.50          10,565
                  2012...     $1.68        $1.88          26,474
                  2011...     $1.93        $1.68          49,173
                  2010...     $1.54        $1.93          51,475
                  2009...     $1.13        $1.54          54,410
                  2008...     $1.91        $1.13          55,105
                  2007...     $1.69        $1.91          55,108
                  2006...     $1.54        $1.69          57,423
                  2005...     $1.34        $1.54          63,241
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.67        $1.75              45
                  2013...     $1.33        $1.67              46
                  2012...     $1.19        $1.33              48
                  2011...     $1.23        $1.19              50
                  2010...     $1.13        $1.23           2,562
                  2009...     $0.92        $1.13           2,491
                  2008...     $1.50        $0.92           2,423
                  2007...     $1.48        $1.50           2,448
                  2006...     $1.28        $1.48           2,309
                  2005...     $1.18        $1.28           2,360
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.36        $1.34              --
                  2013...     $1.02        $1.36              --
                  2012...     $0.88        $1.02              --
                  2011...     $0.94        $0.88              --
                  2010...     $0.75        $0.94              --
                  2009...     $0.59        $0.75              --
                  2008...     $0.91        $0.59              --
                  2007...     $1.00(f)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $1.82        $1.91              --
                  2013...     $1.35        $1.82              --
                  2012...     $1.24        $1.35              --
                  2011...     $1.34        $1.24              --
                  2010...     $1.07        $1.34              --
                  2009...     $0.76        $1.07              --
                  2008...     $1.36        $0.76              --
                  2007...     $1.25        $1.36              --
                  2006...     $1.18        $1.25              --
                  2005...     $1.15        $1.18           9,884
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014...     $2.07        $1.85           4,322
                  2013...     $2.14        $2.07           5,683
                  2012...     $1.93        $2.14           5,433
                  2011...     $2.35        $1.93           5,413
                  2010...     $2.05        $2.35           6,399
                  2009...     $1.21        $2.05           8,318
                  2008...     $2.62        $1.21           9,966
                  2007...     $2.09        $2.62           7,820
                  2006...     $1.67        $2.09           8,953
                  2005...     $1.34        $1.67          10,622

2.30% Variable Account Charge Continued


                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..       $1.03       $1.05            --
                  2013..       $1.00       $1.03            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..       $1.04       $1.01            --
                  2013..       $1.06       $1.04            --
                  2012..       $1.05       $1.06        16,859
                  2011..       $1.01       $1.05            --
                  2010..       $1.00       $1.01            --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..       $0.97       $0.99            --
                  2013..       $0.84       $0.97            --
                  2012..       $0.75       $0.84            --
                  2011..       $0.81       $0.75            --
                  2010..       $0.72       $0.81            --
                  2009..       $0.58       $0.72            --
                  2008..       $1.00       $0.58            --
                  2007..       $1.00(f)    $0.94            --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.05       $1.07            --
                  2013....     $0.96       $1.05            --
                  2012....     $0.89       $0.96            --
                  2011....     $0.92       $0.89            --
                  2010....     $0.83       $0.92            --
                  2009....     $0.72       $0.83            --
                  2008....     $0.97       $0.72            --
                  2007....     $1.00(f)    $0.97            --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.06       $1.06        16,686
                  2013....     $1.06       $1.06        16,897
                  2012....     $1.03       $1.06        17,111
                  2011....     $1.02       $1.03        17,328
                  2010....     $0.97       $1.02        17,547
                  2009....     $0.93       $0.97        17,769
                  2008....     $1.01       $0.93        17,996
                  2007....     $1.00(f)    $1.01            --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.02       $1.04            --
                  2013....     $0.89       $1.02            --
                  2012....     $0.81       $0.89            --
                  2011....     $0.86       $0.81            --
                  2010....     $0.77       $0.86            --
                  2009....     $0.63       $0.77            --
                  2008....     $1.00       $0.63            --
                  2007....     $1.00(f)    $0.95            --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.05       $1.06            --
                  2013....     $1.00       $1.05            --
                  2012....     $0.95       $1.00            --
                  2011....     $0.96       $0.95            --
                  2010....     $0.90       $0.96            --
                  2009....     $0.82       $0.90            --
                  2008....     $1.00       $0.82            --
                  2007....     $1.00(f)    $0.99            --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014....     $1.30       $1.39            --
                  2013....     $0.99       $1.30            --
                  2012....     $0.87       $0.99            --
                  2011....     $0.88       $0.87            --
                  2010....     $0.74       $0.88            --
                  2009....     $0.54       $0.74            --
                  2008....     $0.95       $0.54            --
                  2007....     $1.00(f)    $0.95            --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.78        $1.90             --
                  2013...     $1.34        $1.78             --
                  2012...     $1.16        $1.34          7,401
                  2011...     $1.21        $1.16             --
                  2010...     $1.07        $1.21             --
                  2009...     $0.85        $1.07             --
                  2008...     $1.36        $0.85             --
                  2007...     $1.42        $1.36             --
                  2006...     $1.25        $1.42          1,944
                  2005...     $1.23        $1.25         24,255
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.28        $1.36             --
                  2013...     $1.04        $1.28             --
                  2012...     $0.95        $1.04             --
                  2011...     $0.99        $0.95             --
                  2010...     $0.94        $0.99             --
                  2009...     $0.72        $0.94             --
                  2008...     $1.20        $0.72             --
                  2007...     $1.00(f)     $1.20             --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.80        $1.94             --
                  2013...     $1.38        $1.80             --
                  2012...     $1.24        $1.38             --
                  2011...     $1.29        $1.24             --
                  2010...     $1.18        $1.29             --
                  2009...     $0.97        $1.18             --
                  2008...     $1.47        $0.97             --
                  2007...     $1.00(f)     $1.47             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.31        $1.31             --
                  2013...     $0.98        $1.31             --
                  2012...     $0.88        $0.98             --
                  2011...     $0.91        $0.88             --
                  2010...     $0.73        $0.91             --
                  2009...     $0.62        $0.73             --
                  2008...     $0.92        $0.62             --
                  2007...     $1.00(f)     $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $2.85        $2.64         10,395
                  2013...     $2.33        $2.85         10,469
                  2012...     $2.00        $2.33         10,894
                  2011...     $2.21        $2.00         25,194
                  2010...     $2.08        $2.21         24,970
                  2009...     $1.70        $2.08         26,847
                  2008...     $2.34        $1.70         27,531
                  2007...     $1.66        $2.34         34,023
                  2006...     $1.42        $1.66         26,556
                  2005...     $0.00        $1.42          7,040
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.80        $1.90          4,221
                  2013...     $1.49        $1.80             --
                  2012...     $1.37        $1.49             --
                  2011...     $1.35        $1.37             --
                  2010...     $1.18        $1.35          2,605
                  2009...     $1.07        $1.18          2,581
                  2008...     $1.38        $1.07          2,557
                  2007...     $1.25        $1.38          2,949
                  2006...     $1.15        $1.25          2,875
                  2005...     $1.12        $1.15          7,315

2.30% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.15       $2.30            --
                 2013..     $1.65       $2.15            --
                 2012..     $1.42       $1.65            --
                 2011..     $1.43       $1.42            --
                 2010..     $1.21       $1.43         3,199
                 2009..     $1.00       $1.21         9,463
                 2008..     $1.57       $1.00         8,841
                 2007..     $1.32       $1.57         8,638
                 2006..     $1.23       $1.32            --
                 2005..     $0.00       $1.23         8,290
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.83       $1.80            --
                 2013..     $1.57       $1.83         4,707
                 2012..     $1.36       $1.57         4,596
                 2011..     $1.50       $1.36         4,210
                 2010..     $1.34       $1.50         3,510
                 2009..     $1.08       $1.34            --
                 2008..     $1.91       $1.08            --
                 2007..     $1.00(f)    $1.91            --
                IVY FUNDS VIP GLOBAL NATURAL
                 RESOURCES SUB-ACCOUNT(I):
                 2014..     $1.26       $1.07         5,692
                 2013..     $1.19       $1.26         5,287
                 2012..     $1.20       $1.19         5,000
                 2011..     $1.56       $1.20         4,701
                 2010..     $1.36       $1.56         3,891
                 2009..     $0.80       $1.36         8,428
                 2008..     $2.13       $0.80         8,042
                 2007..     $1.52       $2.13         7,123
                 2006..     $1.24       $1.52         2,562
                 2005..     $1.00(e)    $1.24         9,025
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.02         4,473
                 2013..     $1.00       $1.03            --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.85       $1.83         7,797
                 2013..     $1.51       $1.85        19,983
                 2012..     $1.37       $1.51        32,228
                 2011..     $1.62       $1.37        24,577
                 2010..     $1.46       $1.62        39,221
                 2009..     $1.09       $1.46        43,875
                 2008..     $1.93       $1.09        47,766
                 2007..     $1.79       $1.93        44,270
                 2006..     $1.42       $1.79        46,162
                 2005..     $1.30       $1.42        50,459
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.26       $2.17           684
                 2013..     $1.47       $2.26           691
                 2012..     $1.34       $1.47           699
                 2011..     $1.48       $1.34           707
                 2010..     $1.07       $1.48           715
                 2009..     $0.78       $1.07           723
                 2008..     $1.53       $0.78           731
                 2007..     $1.47       $1.53           739
                 2006..     $1.34       $1.47           741
                 2005..     $1.14       $1.34           749
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.19       $2.31            --
                 2013..     $1.73       $2.19            --
                 2012..     $1.56       $1.73            --
                 2011..     $1.60       $1.56            --
                 2010..     $1.25       $1.60            --
                 2009..     $0.87       $1.25            --
                 2008..     $1.39       $0.87            --
                 2007..     $1.00(f)    $1.39            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.04       $1.06            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.07            --
                 2013..     $1.00       $1.05            --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.04            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $3.13       $3.15         1,190
                 2013..     $2.05       $3.13         1,110
                 2012..     $1.64       $2.05         1,346
                 2011..     $1.78       $1.64         1,323
                 2010..     $1.62       $1.78         1,169
                 2009..     $1.15       $1.62           155
                 2008..     $1.78       $1.15           164
                 2007..     $1.46       $1.78           170
                 2006..     $1.39       $1.46           177
                 2005..     $1.21       $1.39           184
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $1.97       $2.06         4,931
                 2013..     $1.51       $1.97        11,988
                 2012..     $1.30       $1.51        13,876
                 2011..     $1.53       $1.30        15,326
                 2010..     $1.24       $1.53        21,364
                 2009..     $0.98       $1.24        27,719
                 2008..     $1.36       $0.98        28,371
                 2007..     $1.45       $1.36        30,703
                 2006..     $1.27       $1.45        25,142
                 2005..     $1.25       $1.27        36,225
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.81       $1.96            --
                 2013..     $1.37       $1.81            --
                 2012..     $1.18       $1.37            --
                 2011..     $1.30       $1.18            --
                 2010..     $1.12       $1.30         1,734
                 2009..     $0.90       $1.12         5,014
                 2008..     $1.40       $0.90         4,915
                 2007..     $1.29       $1.40         4,573
                 2006..     $1.23       $1.29            --
                 2005..     $1.21       $1.23        29,540
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $1.83       $1.94         3,212
                 2013..     $1.57       $1.83         3,060
                 2012..     $1.41       $1.57         2,922
                 2011..     $1.43       $1.41         2,704
                 2010..     $1.35       $1.43         2,333
                 2009..     $1.10       $1.35            --
                 2008..     $1.34       $1.10            --
                 2007..     $1.00(f)    $1.34            --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.14       $2.27         5,853
                 2013..     $1.67       $2.14           742
                 2012..     $1.38       $1.67           750
                 2011..     $1.52       $1.38           758
                 2010..     $1.46       $1.52           767
                 2009..     $1.02       $1.46           775
                 2008..     $1.88       $1.02           784
                 2007..     $0.00       $1.88           792

2.30% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.29       $1.97         4,302
                 2013..     $2.05       $2.29         9,913
                 2012..     $1.86       $2.05        10,783
                 2011..     $2.81       $1.86         9,165
                 2010..     $2.30       $2.81        10,934
                 2009..     $1.31       $2.30        14,320
                 2008..     $2.81       $1.31        17,282
                 2007..     $2.25       $2.81        15,066
                 2006..     $1.57       $2.25        17,933
                 2005..     $1.22       $1.57        22,930
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.23       $1.30            --
                 2013..     $1.00       $1.23            --
                 2012..     $0.92       $1.00            --
                 2011..     $0.97       $0.92            --
                 2010..     $0.86       $0.97            --
                 2009..     $0.67       $0.86            --
                 2008..     $0.95       $0.67            --
                 2007..     $1.00(f)    $0.95            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.45       $1.53            --
                 2013..     $1.08       $1.45            --
                 2012..     $0.95       $1.08            --
                 2011..     $1.03       $0.95            --
                 2010..     $0.82       $1.03            --
                 2009..     $0.59       $0.82            --
                 2008..     $1.25       $0.59            --
                 2007..     $1.00(f)    $1.25            --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.71       $0.67            --
                 2013..     $0.74       $0.71            --
                 2012..     $0.63       $0.74            --
                 2011..     $0.79       $0.63            --
                 2010..     $0.68       $0.79            --
                 2009..     $0.41       $0.68            --
                 2008..     $0.97       $0.41            --
                 2007..     $1.00(f)    $0.97            --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.21       $1.30            --
                 2013..     $0.90       $1.21            --
                 2012..     $0.83       $0.90            --
                 2011..     $0.88       $0.83            --
                 2010..     $0.73       $0.88            --
                 2009..     $0.57       $0.73            --
                 2008..     $0.96       $0.57            --
                 2007..     $1.00(f)    $0.96            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $2.14       $1.94            --
                 2013..     $1.74       $2.14            --
                 2012..     $1.47       $1.74            --
                 2011..     $1.62       $1.47            --
                 2010..     $1.45       $1.62         2,049
                 2009..     $1.07       $1.45         5,988
                 2008..     $1.92       $1.07         6,350
                 2007..     $1.74       $1.92         5,295
                 2006..     $1.38       $1.74            --
                 2005..     $1.22       $1.38         1,549


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.33       $1.45            --
                 2013..     $0.97       $1.33            --
                 2012..     $0.84       $0.97            --
                 2011..     $0.88       $0.84            --
                 2010..     $0.73       $0.88            --
                 2009..     $0.55       $0.73            --
                 2008..     $0.90       $0.55            --
                 2007..     $1.00(f)    $0.90            --
                PIMCO VIT GLOBAL DIVERSIFIED
                 ALLOCATION SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.07            --
                 2013..     $1.00       $1.04            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.00       $0.99         4,132
                 2013..     $1.03       $1.00            --
                 2012..     $1.00       $1.03        17,637
                 2011..     $1.01       $1.00            --
                 2010..     $1.00       $1.01            --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.06       $1.08         7,604
                 2013..     $1.11       $1.06            --
                 2012..     $1.04       $1.11        22,853
                 2011..     $1.03       $1.04            --
                 2010..     $1.00       $1.03            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.51       $1.66            --
                 2013..     $1.17       $1.51            --
                 2012..     $1.00       $1.17        10,203
                 2011..     $1.01       $1.00        10,316
                 2010..     $0.91       $1.01        10,430
                 2009..     $0.72       $0.91        10,545
                 2008..     $1.34       $0.72        10,662
                 2007..     $1.44       $1.34        10,780
                 2006..     $1.27       $1.44        10,900
                 2005..     $0.00       $1.27        24,401
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.53       $1.66            --
                 2013..     $1.15       $1.53            --
                 2012..     $0.99       $1.15            --
                 2011..     $1.06       $0.99            --
                 2010..     $0.95       $1.06            --
                 2009..     $0.75       $0.95            --
                 2008..     $1.25       $0.75            --
                 2007..     $1.00(f)    $1.25            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.54       $1.40         1,265
                 2013..     $1.23       $1.54         1,280
                 2012..     $1.03       $1.23         9,569
                 2011..     $1.27       $1.03         9,490
                 2010..     $1.18       $1.27         9,572
                 2009..     $0.97       $1.18         9,822
                 2008..     $1.77       $0.97         9,738
                 2007..     $1.67       $1.77        10,193
                 2006..     $1.34       $1.67         9,369
                 2005..     $1.22       $1.34        11,286
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.67       $1.85            --
                 2013..     $1.25       $1.67            --
                 2012..     $1.10       $1.25            --
                 2011..     $1.18       $1.10            --
                 2010..     $1.01       $1.18            --
                 2009..     $0.79       $1.01            --
                 2008..     $1.31       $0.79            --
                 2007..     $1.00(f)    $1.31            --

2.30% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.69       $1.82          --
                 2013..     $1.21       $1.69          --
                 2012..     $1.08       $1.21          --
                 2011..     $1.35       $1.08          --
                 2010..     $1.14       $1.35          --
                 2009..     $0.71       $1.14          --
                 2008..     $1.16       $0.71          --
                 2007..     $1.12       $1.16          --
                 2006..     $1.09       $1.12          --
                 2005..     $1.05       $1.09          --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.08          --
                 2013..     $1.01       $1.07          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03          --
                 2013..     $1.00       $1.03          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.14       $1.13          --
                 2013..     $1.01       $1.14          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.12          --
                 2013..     $1.01       $1.11          --
                 2012..     $1.00       $1.01          --

2.35% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.16       $1.21        323,154
                 2013..     $1.20       $1.16        334,354
                 2012..     $1.14       $1.20        259,504
                 2011..     $1.08       $1.14        259,129
                 2010..     $1.01       $1.08        354,802
                 2009..     $0.90       $1.01        275,796
                 2008..     $1.06       $0.90        129,864
                 2007..     $1.06       $1.06         25,679
                 2006..     $1.04       $1.06         18,270
                 2005..     $1.04       $1.04         18,047
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.14       $2.28         67,412
                 2013..     $1.65       $2.14         73,972
                 2012..     $1.44       $1.65         87,171
                 2011..     $1.51       $1.44         86,394
                 2010..     $1.23       $1.51        115,611
                 2009..     $0.92       $1.23         92,721
                 2008..     $1.48       $0.92         72,113
                 2007..     $1.41       $1.48         24,526
                 2006..     $1.32       $1.41          4,370
                 2005..     $1.21       $1.32          4,387
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.64       $1.81             --
                 2013..     $1.27       $1.64             --
                 2012..     $1.13       $1.27             --
                 2011..     $1.14       $1.13             --
                 2010..     $1.02       $1.14          7,294
                 2009..     $0.83       $1.02          7,384
                 2008..     $1.35       $0.83             --
                 2007..     $1.00(f)    $1.35             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.41       $1.40        113,022
                 2013..     $1.44       $1.41        116,705
                 2012..     $1.27       $1.44         90,142
                 2011..     $1.30       $1.27         88,691
                 2010..     $1.17       $1.30        106,587
                 2009..     $1.02       $1.17        106,546
                 2008..     $1.00       $1.02         38,782
                 2007..     $0.00       $1.00         20,010
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.12             --
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.91       $0.89        125,723
                 2013..     $0.93       $0.91         42,895
                 2012..     $0.95       $0.93         45,459
                 2011..     $0.98       $0.95         99,663
                 2010..     $1.00       $0.98         80,858
                 2009..     $1.02       $1.00         64,908
                 2008..     $1.02       $1.02         90,223
                 2007..     $1.00       $1.02         11,896
                 2006..     $0.98       $1.00         11,039
                 2005..     $0.00       $0.98         11,101
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.01       $1.05         12,995
                 2013..     $1.06       $1.01         12,789
                 2012..     $1.05       $1.06         11,853
                 2011..     $1.00       $1.05         11,550
                 2010..     $0.96       $1.00         26,355
                 2009..     $0.91       $0.96          7,323
                 2008..     $1.07       $0.91          7,866
                 2007..     $1.00(f)    $1.07             --
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.79       $2.29         75,560
                 2013..     $1.82       $1.79         79,841
                 2012..     $1.58       $1.82         71,329
                 2011..     $1.53       $1.58         65,921
                 2010..     $1.22       $1.53         76,410
                 2009..     $1.00       $1.22         30,660
                 2008..     $1.61       $1.00         17,009
                 2007..     $0.00       $1.61          1,733
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.78(bt)   $1.97        179,258
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.71(bt)   $1.82         15,685
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $1.98(bt)   $2.17         20,418
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $1.96(bt)   $2.09        175,346
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.04       $1.06             --
                 2013..     $1.00       $1.04             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                 2014..     $0.59       $0.54        135,828
                 2013..     $0.49       $0.59        137,750
                 2012..     $0.44       $0.49        142,825
                 2011..     $0.56       $0.44        134,794
                 2010..     $0.55       $0.56        132,917
                 2009..     $0.42       $0.55        132,017
                 2008..     $1.00       $0.42          8,707
                 2007..     $1.00(f)    $0.92             --

2.35% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.61        $1.77              --
                  2013...     $1.22        $1.61              --
                  2012...     $1.09        $1.22              --
                  2011...     $1.09        $1.09              --
                  2010...     $0.98        $1.09              --
                  2009...     $0.85        $0.98              --
                  2008...     $1.33        $0.85              --
                  2007...     $1.37        $1.33              --
                  2006...     $1.20        $1.37           2,420
                  2005...     $1.18        $1.20           2,448
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.14        $1.15          89,408
                  2013...     $1.27        $1.14          93,288
                  2012...     $1.21        $1.27         131,078
                  2011...     $1.11        $1.21          90,389
                  2010...     $1.08        $1.11          78,070
                  2009...     $1.00        $1.08          32,153
                  2008...     $1.05        $1.00              --
                  2007...     $1.00(f)     $1.05              --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.97        $0.96           2,723
                  2013...     $1.02        $0.97           3,059
                  2012...     $0.99        $1.02           3,807
                  2011...     $1.00        $0.99           3,854
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.24        $1.24              --
                  2013...     $0.99        $1.24              --
                  2012...     $0.82        $0.99              --
                  2011...     $1.00        $0.82              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.10        $1.09              --
                  2013...     $0.88        $1.10              --
                  2012...     $0.76        $0.88              --
                  2011...     $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.26        $1.34          10,018
                  2013...     $0.99        $1.26          10,507
                  2012...     $0.86        $0.99           8,319
                  2011...     $1.00        $0.86              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.35        $1.46           2,126
                  2013...     $1.03        $1.35           2,153
                  2012...     $0.90        $1.03              --
                  2011...     $1.00        $0.90              --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.06        $1.01          44,637
                  2013...     $0.89        $1.06          45,153
                  2012...     $0.77        $0.89              --
                  2011...     $1.00        $0.77              --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.01        $0.91              --
                  2013...     $0.93        $1.01              --
                  2012...     $0.81        $0.93              --
                  2011...     $1.00        $0.81              --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $0.99        $1.01              --
                  2013...     $1.04        $0.99              --
                  2012...     $1.05        $1.04              --
                  2011...     $1.00        $1.05              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.57        $1.67         131,000
                  2013...     $1.26        $1.57         138,350
                  2012...     $1.10        $1.26          86,855
                  2011...     $1.12        $1.10          96,298
                  2010...     $1.00        $1.12         103,165
                  2009...     $0.79        $1.00         106,746
                  2008...     $1.41        $0.79          87,171
                  2007...     $1.42        $1.41           8,224
                  2006...     $1.21        $1.42          11,019
                  2005...     $1.18        $1.21          11,356
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.49        $2.58           6,152
                  2013...     $1.88        $2.49           6,224
                  2012...     $1.68        $1.88           6,296
                  2011...     $1.93        $1.68           6,369
                  2010...     $1.53        $1.93          17,361
                  2009...     $1.12        $1.53          17,653
                  2008...     $1.90        $1.12          17,046
                  2007...     $0.00        $1.90          10,578
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.66        $1.74          38,728
                  2013...     $1.32        $1.66          39,175
                  2012...     $1.19        $1.32          39,628
                  2011...     $1.23        $1.19          40,088
                  2010...     $1.13        $1.23          40,550
                  2009...     $0.92        $1.13          41,019
                  2008...     $1.49        $0.92              --
                  2007...     $1.00(f)     $1.49           4,501
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.36        $1.33          53,209
                  2013...     $1.02        $1.36          59,718
                  2012...     $0.88        $1.02          59,482
                  2011...     $0.94        $0.88          67,595
                  2010...     $0.75        $0.94          99,174
                  2009...     $0.59        $0.75          76,170
                  2008...     $0.91        $0.59          18,889
                  2007...     $1.00(f)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $1.81        $1.90          26,050
                  2013...     $1.34        $1.81          26,352
                  2012...     $1.24        $1.34          32,515
                  2011...     $1.33        $1.24          32,896
                  2010...     $1.07        $1.33          33,844
                  2009...     $0.76        $1.07          34,241
                  2008...     $1.36        $0.76              --
                  2007...     $0.00        $1.36           2,608
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014...     $2.06        $1.84          13,114
                  2013...     $2.13        $2.06          13,538
                  2012...     $1.93        $2.13          18,419
                  2011...     $2.34        $1.93          16,445
                  2010...     $2.04        $2.34           7,557
                  2009...     $1.21        $2.04           7,915
                  2008...     $2.62        $1.21           4,121
                  2007...     $2.08        $2.62           1,500
                  2006...     $1.66        $2.08           2,110
                  2005...     $1.34        $1.66           2,134
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014...     $1.03        $1.05              --
                  2013...     $1.00        $1.03              --

2.35% Variable Account Charge Continued


                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..       $1.04       $1.01              --
                  2013..       $1.06       $1.04           3,154
                  2012..       $1.05       $1.06          41,170
                  2011..       $1.01       $1.05          41,647
                  2010..       $1.00       $1.01              --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..       $0.97       $0.99         213,948
                  2013..       $0.84       $0.97         219,991
                  2012..       $0.75       $0.84         219,414
                  2011..       $0.81       $0.75         220,693
                  2010..       $0.72       $0.81         580,358
                  2009..       $0.58       $0.72         439,739
                  2008..       $1.00       $0.58          52,819
                  2007..       $1.00(f)    $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.05       $1.07         193,382
                  2013....     $0.96       $1.05         194,789
                  2012....     $0.89       $0.96         192,636
                  2011....     $0.92       $0.89         100,459
                  2010....     $0.83       $0.92         123,084
                  2009....     $0.72       $0.83         119,484
                  2008....     $0.97       $0.72          36,899
                  2007....     $1.00(f)    $0.97              --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.05       $1.06         136,781
                  2013....     $1.05       $1.05         137,702
                  2012....     $1.02       $1.05         137,292
                  2011....     $1.02       $1.02         138,531
                  2010....     $0.97       $1.02         141,891
                  2009....     $0.93       $0.97         139,443
                  2008....     $1.01       $0.93           8,633
                  2007....     $1.00(f)    $1.01              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014....     $1.01       $1.03         190,805
                  2013....     $0.89       $1.01         196,146
                  2012....     $0.81       $0.89         274,808
                  2011....     $0.86       $0.81         403,204
                  2010....     $0.77       $0.86         445,164
                  2009....     $0.63       $0.77         520,587
                  2008....     $1.00       $0.63         360,905
                  2007....     $1.00(f)    $0.95              --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014....     $1.05       $1.06         255,950
                  2013....     $1.00       $1.05         259,329
                  2012....     $0.95       $1.00         260,990
                  2011....     $0.96       $0.95         943,004
                  2010....     $0.90       $0.96       1,005,869
                  2009....     $0.82       $0.90       1,008,975
                  2008....     $1.00       $0.82         199,215
                  2007....     $1.00(f)    $0.99              --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014....     $1.29       $1.38              --
                  2013....     $0.99       $1.29              --
                  2012....     $0.86       $0.99              --
                  2011....     $0.88       $0.86              --
                  2010....     $0.74       $0.88              --
                  2009....     $0.54       $0.74              --
                  2008....     $0.95       $0.54              --
                  2007....     $1.00(f)    $0.95              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.77        $1.89             754
                  2013...     $1.34        $1.77           2,584
                  2012...     $1.15        $1.34          19,825
                  2011...     $1.20        $1.15          20,114
                  2010...     $1.07        $1.20           1,150
                  2009...     $0.85        $1.07           1,139
                  2008...     $1.35        $0.85           1,073
                  2007...     $0.00        $1.35           1,117
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.27        $1.35              --
                  2013...     $1.04        $1.27              --
                  2012...     $0.95        $1.04              --
                  2011...     $0.99        $0.95              --
                  2010...     $0.94        $0.99              --
                  2009...     $0.72        $0.94              --
                  2008...     $1.20        $0.72              --
                  2007...     $1.00(f)     $1.20              --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.80        $1.93              --
                  2013...     $1.37        $1.80              --
                  2012...     $1.23        $1.37              --
                  2011...     $1.29        $1.23              --
                  2010...     $1.18        $1.29           6,485
                  2009...     $0.97        $1.18           6,565
                  2008...     $1.47        $0.97              --
                  2007...     $1.00(f)     $1.47              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.31        $1.31          42,551
                  2013...     $0.98        $1.31          51,253
                  2012...     $0.88        $0.98          56,670
                  2011...     $0.91        $0.88          68,099
                  2010...     $0.73        $0.91          87,365
                  2009...     $0.62        $0.73          61,644
                  2008...     $0.92        $0.62          27,519
                  2007...     $1.00(f)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $2.83        $2.62         208,463
                  2013...     $2.32        $2.83         210,961
                  2012...     $1.99        $2.32         231,509
                  2011...     $2.20        $1.99         211,438
                  2010...     $2.07        $2.20         223,623
                  2009...     $1.69        $2.07         191,304
                  2008...     $2.34        $1.69         101,650
                  2007...     $0.00        $2.34           2,673
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.79        $1.89          67,584
                  2013...     $1.49        $1.79          70,617
                  2012...     $1.36        $1.49          76,017
                  2011...     $1.35        $1.36          19,231
                  2010...     $1.18        $1.35              --
                  2009...     $1.07        $1.18              --
                  2008...     $1.38        $1.07              --
                  2007...     $1.00(f)     $1.38              --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.14        $2.29              --
                  2013...     $1.64        $2.14              --
                  2012...     $1.41        $1.64              --
                  2011...     $1.42        $1.41              --
                  2010...     $1.21        $1.42              --
                  2009...     $1.00        $1.21              --
                  2008...     $1.56        $1.00              --
                  2007...     $1.00(f)     $1.56              --

2.35% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $1.82       $1.79         23,531
                  2013...     $1.56       $1.82         23,803
                  2012...     $1.35       $1.56         42,952
                  2011...     $1.50       $1.35         43,438
                  2010...     $1.33       $1.50         26,616
                  2009...     $1.08       $1.33         26,895
                  2008...     $1.91       $1.08          1,980
                  2007...     $0.00       $1.91          1,745
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                  2014...     $1.25       $1.06         85,980
                  2013...     $1.19       $1.25         86,902
                  2012...     $1.19       $1.19         87,513
                  2011...     $1.56       $1.19         89,340
                  2010...     $1.36       $1.56         70,532
                  2009...     $0.80       $1.36         63,217
                  2008...     $2.13       $0.80          4,667
                  2007...     $0.00       $2.13          1,722
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.03       $1.02         85,954
                  2013...     $1.00       $1.03          1,069
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014...     $1.84       $1.82         92,342
                  2013...     $1.51       $1.84        100,435
                  2012...     $1.36       $1.51         87,634
                  2011...     $1.62       $1.36         93,287
                  2010...     $1.45       $1.62        105,446
                  2009...     $1.08       $1.45         65,782
                  2008...     $1.92       $1.08         37,522
                  2007...     $1.79       $1.92          9,845
                  2006...     $1.42       $1.79          6,242
                  2005...     $0.00       $1.42          7,003
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $2.24       $2.15          9,974
                  2013...     $1.46       $2.24          9,699
                  2012...     $1.34       $1.46         10,927
                  2011...     $1.47       $1.34         10,426
                  2010...     $1.07       $1.47         10,734
                  2009...     $0.78       $1.07         11,384
                  2008...     $1.53       $0.78          3,061
                  2007...     $1.00(f)    $1.53             --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $2.18       $2.30         15,835
                  2013...     $1.72       $2.18         18,246
                  2012...     $1.55       $1.72         17,306
                  2011...     $1.60       $1.55          7,011
                  2010...     $1.24       $1.60             --
                  2009...     $0.87       $1.24             --
                  2008...     $1.39       $0.87             --
                  2007...     $1.00(f)    $1.39             --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014...     $1.04       $1.06             --
                  2013...     $1.00       $1.04             --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014...     $1.05       $1.07             --
                  2013...     $1.00       $1.05             --
                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014...     $1.04       $1.04             --
                  2013...     $1.00       $1.04             --


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.11        $3.13         19,381
                  2013..     $2.04        $3.11         20,291
                  2012..     $1.63        $2.04         23,894
                  2011..     $1.77        $1.63         18,920
                  2010..     $1.61        $1.77         17,483
                  2009..     $1.15        $1.61         18,768
                  2008..     $1.78        $1.15         15,535
                  2007..     $0.00        $1.78          9,148
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $1.96        $2.05         19,623
                  2013..     $1.50        $1.96         20,657
                  2012..     $1.30        $1.50         23,426
                  2011..     $1.52        $1.30         24,201
                  2010..     $1.23        $1.52         29,856
                  2009..     $0.98        $1.23         32,301
                  2008..     $1.36        $0.98         34,342
                  2007..     $1.45        $1.36         13,174
                  2006..     $1.27        $1.45          2,029
                  2005..     $0.00        $1.27          1,997
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.80        $1.95          1,120
                  2013..     $1.36        $1.80          1,135
                  2012..     $1.17        $1.36             --
                  2011..     $1.29        $1.17             --
                  2010..     $1.12        $1.29             --
                  2009..     $0.90        $1.12             --
                  2008..     $1.40        $0.90             --
                  2007..     $1.00(f)     $1.40             --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $1.82        $1.93             --
                  2013..     $1.56        $1.82             --
                  2012..     $1.41        $1.56          6,117
                  2011..     $1.42        $1.41          6,192
                  2010..     $1.35        $1.42             --
                  2009..     $1.10        $1.35             --
                  2008..     $1.34        $1.10             --
                  2007..     $1.00(f)     $1.34             --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                  2014..     $2.13        $2.26         44,475
                  2013..     $1.67        $2.13         46,118
                  2012..     $1.38        $1.67         48,019
                  2011..     $1.51        $1.38         47,415
                  2010..     $1.46        $1.51         58,665
                  2009..     $1.02        $1.46         62,519
                  2008..     $1.88        $1.02         50,341
                  2007..     $0.00        $1.88         12,465
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                  2014..     $2.28        $1.96         50,979
                  2013..     $2.05        $2.28         54,543
                  2012..     $1.85        $2.05         54,349
                  2011..     $2.80        $1.85         58,214
                  2010..     $2.29        $2.80         80,648
                  2009..     $1.31        $2.29         66,947
                  2008..     $2.81        $1.31         37,728
                  2007..     $0.00        $2.81          9,026
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(H):
                  2014..     $1.23        $1.30         28,459
                  2013..     $1.00        $1.23         34,263
                  2012..     $0.92        $1.00         31,224
                  2011..     $0.97        $0.92         36,293
                  2010..     $0.86        $0.97         52,118
                  2009..     $0.67        $0.86         30,438
                  2008..     $0.94        $0.67         13,405
                  2007..     $1.00        $0.94             --

2.35% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.44       $1.53             --
                 2013..     $1.07       $1.44             --
                 2012..     $0.94       $1.07             --
                 2011..     $1.03       $0.94             --
                 2010..     $0.82       $1.03             --
                 2009..     $0.59       $0.82             --
                 2008..     $1.25       $0.59             --
                 2007..     $1.00(f)    $1.25             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.71       $0.66         54,302
                 2013..     $0.74       $0.71         59,805
                 2012..     $0.63       $0.74         73,325
                 2011..     $0.79       $0.63         98,014
                 2010..     $0.68       $0.79        100,514
                 2009..     $0.41       $0.68         78,169
                 2008..     $1.00       $0.41         23,458
                 2007..     $1.00(f)    $0.97             --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                 2014..     $1.20       $1.29         23,771
                 2013..     $0.90       $1.20         27,115
                 2012..     $0.83       $0.90         31,960
                 2011..     $0.88       $0.83         36,655
                 2010..     $0.73       $0.88         43,014
                 2009..     $0.57       $0.73         49,934
                 2008..     $0.96       $0.57         46,744
                 2007..     $1.00(f)    $0.96             --
                OPPENHEIMER INTERNATIONAL
                 GROWTH/VA SUB-ACCOUNT(BC):
                 2014..     $2.13       $1.93          1,884
                 2013..     $1.74       $2.13          2,116
                 2012..     $1.46       $1.74          2,627
                 2011..     $1.62       $1.46          2,658
                 2010..     $1.45       $1.62             --
                 2009..     $1.06       $1.45             --
                 2008..     $1.91       $1.06             --
                 2007..     $1.73       $1.91            861
                 2006..     $1.37       $1.73          2,145
                 2005..     $1.22       $1.37          2,170
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.33       $1.45             --
                 2013..     $0.96       $1.33             --
                 2012..     $0.84       $0.96             --
                 2011..     $0.88       $0.84             --
                 2010..     $0.73       $0.88             --
                 2009..     $0.55       $0.73             --
                 2008..     $0.90       $0.55             --
                 2007..     $1.00(f)    $0.90             --
                PIMCO VIT GLOBAL DIVERSIFIED
                 ALLOCATION SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.07             --
                 2013..     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.00       $0.99         56,311
                 2013..     $1.03       $1.00         60,630
                 2012..     $1.00       $1.03         72,894
                 2011..     $1.01       $1.00         58,638
                 2010..     $1.00       $1.01             --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.06       $1.08        131,027
                 2013..     $1.11       $1.06        139,753
                 2012..     $1.04       $1.11        101,271
                 2011..     $1.03       $1.04         93,660
                 2010..     $1.00       $1.03             --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.50       $1.66            --
                 2013..     $1.16       $1.50            --
                 2012..     $1.00       $1.16            --
                 2011..     $1.00       $1.00            --
                 2010..     $0.91       $1.00            --
                 2009..     $0.72       $0.91            --
                 2008..     $1.34       $0.72            --
                 2007..     $1.00(f)    $1.34            --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.52       $1.65            --
                 2013..     $1.15       $1.52            --
                 2012..     $0.99       $1.15            --
                 2011..     $1.06       $0.99            --
                 2010..     $0.95       $1.06            --
                 2009..     $0.75       $0.95            --
                 2008..     $1.25       $0.75            --
                 2007..     $1.00(f)    $1.25            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.53       $1.39         1,255
                 2013..     $1.22       $1.53         1,293
                 2012..     $1.03       $1.22         1,338
                 2011..     $1.26       $1.03         1,181
                 2010..     $1.18       $1.26         1,505
                 2009..     $0.97       $1.18         7,890
                 2008..     $1.77       $0.97        11,123
                 2007..     $0.00       $1.77         6,521
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.66       $1.84            --
                 2013..     $1.25       $1.66         3,777
                 2012..     $1.09       $1.25         6,744
                 2011..     $1.18       $1.09         6,827
                 2010..     $1.01       $1.18            --
                 2009..     $0.78       $1.01            --
                 2008..     $1.31       $0.78            --
                 2007..     $1.00(f)    $1.31            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.69       $1.81            --
                 2013..     $1.20       $1.69            --
                 2012..     $1.08       $1.20            --
                 2011..     $1.34       $1.08            --
                 2010..     $1.14       $1.34            --
                 2009..     $0.71       $1.14            --
                 2008..     $1.15       $0.71            --
                 2007..     $1.12       $1.15            --
                 2006..     $1.09       $1.12            --
                 2005..     $1.05       $1.09            --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.07            --
                 2013..     $1.01       $1.07            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03            --
                 2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.14       $1.13            --
                 2013..     $1.01       $1.14            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.12            --
                 2013..     $1.01       $1.11            --
                 2012..     $1.00       $1.01            --

2.40% Variable Account Charge


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.16       $1.20         47,631
                 2013..     $1.19       $1.16         45,436
                 2012..     $1.14       $1.19         44,249
                 2011..     $1.08       $1.14         53,179
                 2010..     $1.01       $1.08         77,022
                 2009..     $0.89       $1.01         81,976
                 2008..     $1.06       $0.89        110,757
                 2007..     $1.06       $1.06        123,416
                 2006..     $1.04       $1.06        123,042
                 2005..     $1.04       $1.04        118,298
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.13       $2.27          9,484
                 2013..     $1.64       $2.13          9,517
                 2012..     $1.43       $1.64         10,402
                 2011..     $1.50       $1.43         13,416
                 2010..     $1.22       $1.50         20,341
                 2009..     $0.92       $1.22         25,432
                 2008..     $1.48       $0.92         25,644
                 2007..     $1.41       $1.48         25,294
                 2006..     $1.32       $1.41         25,252
                 2005..     $1.20       $1.32         25,765
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.63       $1.80             --
                 2013..     $1.27       $1.63             --
                 2012..     $1.13       $1.27             --
                 2011..     $1.13       $1.13             --
                 2010..     $1.01       $1.13             --
                 2009..     $0.83       $1.01             --
                 2008..     $1.35       $0.83             --
                 2007..     $1.00(f)    $1.35             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.40       $1.39          5,140
                 2013..     $1.44       $1.40          2,999
                 2012..     $1.27       $1.44          4,061
                 2011..     $1.30       $1.27          4,255
                 2010..     $1.17       $1.30          4,882
                 2009..     $1.02       $1.17          5,114
                 2008..     $1.00       $1.02          5,537
                 2007..     $0.00       $1.00          6,118
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.11             --
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.90       $0.88          9,206
                 2013..     $0.93       $0.90          8,535
                 2012..     $0.95       $0.93          7,817
                 2011..     $0.97       $0.95         10,471
                 2010..     $1.00       $0.97         10,703
                 2009..     $1.02       $1.00          9,684
                 2008..     $1.02       $1.02          9,617
                 2007..     $1.00       $1.02         12,348
                 2006..     $0.98       $1.00         10,897
                 2005..     $0.98       $0.98         10,327
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.01       $1.04             --
                 2013..     $1.05       $1.01          4,302
                 2012..     $1.04       $1.05          3,580
                 2011..     $1.00       $1.04          3,229
                 2010..     $0.96       $1.00          3,628
                 2009..     $0.91       $0.96          3,332
                 2008..     $1.07       $0.91         11,038
                 2007..     $1.06       $1.07         14,272
                 2006..     $1.03       $1.06         20,854
                 2005..     $1.03       $1.03         20,158


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.79       $2.27         6,446
                 2013..     $1.81       $1.79         7,559
                 2012..     $1.57       $1.81         7,520
                 2011..     $1.53       $1.57         9,302
                 2010..     $1.21       $1.53        13,196
                 2009..     $1.00       $1.21        17,518
                 2008..     $1.60       $1.00        18,159
                 2007..     $1.95       $1.60        16,063
                 2006..     $1.53       $1.95        19,131
                 2005..     $1.41       $1.53        22,704
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.77(bt)   $1.96        39,577
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.70(bt)   $1.81         5,649
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $1.97(bt)   $2.15         2,071
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $1.95(bt)   $2.08        12,039
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.04       $1.06            --
                 2013..     $1.00       $1.04            --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                 2014..     $0.59       $0.54            --
                 2013..     $0.49       $0.59            --
                 2012..     $0.44       $0.49            --
                 2011..     $0.56       $0.44            --
                 2010..     $0.55       $0.56            --
                 2009..     $0.42       $0.55            --
                 2008..     $1.00       $0.42            --
                 2007..     $1.00(f)    $0.92            --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                 2014..     $1.61       $1.76            --
                 2013..     $1.21       $1.61            --
                 2012..     $1.09       $1.21            --
                 2011..     $1.08       $1.09            --
                 2010..     $0.97       $1.08            --
                 2009..     $0.85       $0.97            --
                 2008..     $1.33       $0.85            --
                 2007..     $1.37       $1.33            --
                 2006..     $1.20       $1.37         3,273
                 2005..     $1.17       $1.20         4,157
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                 2014..     $1.13       $1.14        15,873
                 2013..     $1.27       $1.13        14,843
                 2012..     $1.21       $1.27        13,579
                 2011..     $1.11       $1.21        14,417
                 2010..     $1.08       $1.11        16,087
                 2009..     $1.00       $1.08        17,852
                 2008..     $1.04       $1.00            --
                 2007..     $1.00(f)    $1.04            --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/
                 SUB-ACCOUNT(AB):
                 2014..     $0.97       $0.96            --
                 2013..     $1.02       $0.97            --
                 2012..     $0.99       $1.02            --
                 2011..     $1.00       $0.99            --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                 SUB-ACCOUNT(X):
                 2014..     $1.24       $1.24            --
                 2013..     $0.98       $1.24            --
                 2012..     $0.82       $0.98            --
                 2011..     $1.00       $0.82            --

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                AMERICAN FUNDS IS: GLOBAL SMALL
                 CAPITALIZATION/SM/ SUB-ACCOUNT(AC):
                 2014..     $1.10       $1.09            --
                 2013..     $0.88       $1.10            --
                 2012..     $0.76       $0.88            --
                 2011..     $1.00       $0.76            --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                 2014..     $1.26       $1.33         1,211
                 2013..     $0.99       $1.26         1,438
                 2012..     $0.86       $0.99            --
                 2011..     $1.00       $0.86            --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                 SUB-ACCOUNT(Y):
                 2014..     $1.35       $1.45         1,754
                 2013..     $1.03       $1.35            --
                 2012..     $0.90       $1.03            --
                 2011..     $1.00       $0.90            --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/
                 SUB-ACCOUNT(AD):
                 2014..     $1.06       $1.01         1,096
                 2013..     $0.89       $1.06         1,301
                 2012..     $0.77       $0.89            --
                 2011..     $1.00       $0.77            --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                 2014..     $1.01       $0.91         2,764
                 2013..     $0.93       $1.01            --
                 2012..     $0.81       $0.93            --
                 2011..     $1.00       $0.81            --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                 2014..     $0.99       $1.01            --
                 2013..     $1.04       $0.99            --
                 2012..     $1.05       $1.04            --
                 2011..     $1.00       $1.05            --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME
                 SUB-ACCOUNT:
                 2014..     $1.56       $1.66        23,075
                 2013..     $1.25       $1.56        23,508
                 2012..     $1.10       $1.25        24,659
                 2011..     $1.12       $1.10        38,813
                 2010..     $0.99       $1.12        72,298
                 2009..     $0.78       $0.99        90,160
                 2008..     $1.40       $0.78        86,306
                 2007..     $1.42       $1.40        81,617
                 2006..     $1.21       $1.42        85,056
                 2005..     $1.18       $1.21        89,637
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                 2014..     $2.48       $2.56           966
                 2013..     $1.87       $2.48         1,497
                 2012..     $1.67       $1.87         1,867
                 2011..     $1.92       $1.67         1,932
                 2010..     $1.53       $1.92         1,979
                 2009..     $1.12       $1.53         2,572
                 2008..     $1.90       $1.12         8,357
                 2007..     $1.69       $1.90        10,321
                 2006..     $1.54       $1.69        13,069
                 2005..     $1.33       $1.54        15,249
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $1.65       $1.73            --
                 2013..     $1.32       $1.65            --
                 2012..     $1.18       $1.32            --
                 2011..     $1.22       $1.18            --
                 2010..     $1.13       $1.22            --
                 2009..     $0.92       $1.13           607
                 2008..     $1.49       $0.92         2,585
                 2007..     $1.48       $1.49         4,321
                 2006..     $1.28       $1.48         4,580
                 2005..     $1.18       $1.28         5,952


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.35       $1.33            --
                 2013..     $1.02       $1.35            --
                 2012..     $0.88       $1.02            --
                 2011..     $0.94       $0.88            --
                 2010..     $0.75       $0.94            --
                 2009..     $0.59       $0.75            --
                 2008..     $0.91       $0.59            --
                 2007..     $1.00(f)    $0.91            --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $1.80       $1.89            --
                 2013..     $1.33       $1.80            --
                 2012..     $1.23       $1.33            --
                 2011..     $1.33       $1.23            --
                 2010..     $1.07       $1.33            --
                 2009..     $0.76       $1.07            --
                 2008..     $1.35       $0.76            --
                 2007..     $1.00(f)    $1.35            --
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $2.05       $1.83         6,156
                 2013..     $2.12       $2.05         6,420
                 2012..     $1.92       $2.12         6,051
                 2011..     $2.33       $1.92         5,991
                 2010..     $2.03       $2.33         7,659
                 2009..     $1.21       $2.03         9,538
                 2008..     $2.61       $1.21         8,937
                 2007..     $2.08       $2.61         8,408
                 2006..     $1.66       $2.08         9,401
                 2005..     $1.34       $1.66        10,562
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.03       $1.05            --
                 2013..     $1.00       $1.03            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.03       $1.01            --
                 2013..     $1.05       $1.03            --
                 2012..     $1.05       $1.05            --
                 2011..     $1.01       $1.05            --
                 2010..     $1.00       $1.01            --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $0.97       $0.98            --
                 2013..     $0.84       $0.97            --
                 2012..     $0.75       $0.84            --
                 2011..     $0.81       $0.75            --
                 2010..     $0.71       $0.81            --
                 2009..     $0.58       $0.71            --
                 2008..     $1.00       $0.58            --
                 2007..     $1.00(f)    $0.94            --
                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.05       $1.07            --
                 2013..     $0.96       $1.05            --
                 2012..     $0.89       $0.96            --
                 2011..     $0.91       $0.89            --
                 2010..     $0.83       $0.91            --
                 2009..     $0.72       $0.83            --
                 2008..     $0.97       $0.72            --
                 2007..     $1.00(f)    $0.97            --

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IBBOTSON CONSERVATIVE ETF ASSET
                 ALLOCATION SUB-ACCOUNT:
                 2014..     $1.05       $1.06            --
                 2013..     $1.05       $1.05            --
                 2012..     $1.02       $1.05            --
                 2011..     $1.02       $1.02            --
                 2010..     $0.97       $1.02            --
                 2009..     $0.93       $0.97            --
                 2008..     $1.01       $0.93            --
                 2007..     $1.00(f)    $1.01            --
                IBBOTSON GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.01       $1.03            --
                 2013..     $0.89       $1.01            --
                 2012..     $0.80       $0.89            --
                 2011..     $0.86       $0.80            --
                 2010..     $0.76       $0.86            --
                 2009..     $0.63       $0.76            --
                 2008..     $1.00       $0.63            --
                 2007..     $1.00(f)    $0.95            --
                IBBOTSON INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT:
                 2014..     $1.05       $1.06            --
                 2013..     $1.00       $1.05            --
                 2012..     $0.95       $1.00            --
                 2011..     $0.96       $0.95            --
                 2010..     $0.90       $0.96            --
                 2009..     $0.82       $0.90            --
                 2008..     $1.00       $0.82            --
                 2007..     $1.00(f)    $0.99            --
                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(S)(AI)(AK):
                 2014..     $1.29       $1.38            --
                 2013..     $0.99       $1.29            --
                 2012..     $0.86       $0.99            --
                 2011..     $0.88       $0.86            --
                 2010..     $0.73       $0.88            --
                 2009..     $0.54       $0.73            --
                 2008..     $0.95       $0.54            --
                 2007..     $1.00(f)    $0.95            --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                 2014..     $1.76       $1.88         5,346
                 2013..     $1.33       $1.76         5,830
                 2012..     $1.15       $1.33         6,496
                 2011..     $1.20       $1.15         6,854
                 2010..     $1.06       $1.20         7,429
                 2009..     $0.85       $1.06         8,528
                 2008..     $1.35       $0.85        15,337
                 2007..     $1.42       $1.35        16,752
                 2006..     $1.25       $1.42        18,260
                 2005..     $1.23       $1.25        17,838
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(K)(V)(AM):
                 2014..     $1.26       $1.34            --
                 2013..     $1.04       $1.26            --
                 2012..     $0.94       $1.04            --
                 2011..     $0.98       $0.94            --
                 2010..     $0.94       $0.98            --
                 2009..     $0.72       $0.94            --
                 2008..     $1.20       $0.72            --
                 2007..     $1.00(f)    $1.20            --
                INVESCO V.I. GROWTH AND INCOME
                 SUB-ACCOUNT(R)(AN):
                 2014..     $1.79       $1.92            --
                 2013..     $1.37       $1.79            --
                 2012..     $1.23       $1.37            --
                 2011..     $1.28       $1.23            --
                 2010..     $1.17       $1.28            --
                 2009..     $0.97       $1.17            --
                 2008..     $1.46       $0.97            --
                 2007..     $1.00(f)    $1.46            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                 2014..     $1.31       $1.30            --
                 2013..     $0.98       $1.31            --
                 2012..     $0.88       $0.98            --
                 2011..     $0.91       $0.88            --
                 2010..     $0.73       $0.91            --
                 2009..     $0.62       $0.73            --
                 2008..     $0.92       $0.62            --
                 2007..     $1.00(f)    $0.92            --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                 2014..     $2.82       $2.61           961
                 2013..     $2.31       $2.82         1,141
                 2012..     $1.98       $2.31         1,940
                 2011..     $2.19       $1.98         2,051
                 2010..     $2.06       $2.19         2,488
                 2009..     $1.69       $2.06         3,136
                 2008..     $2.33       $1.69        15,606
                 2007..     $1.66       $2.33        22,511
                 2006..     $1.41       $1.66        23,049
                 2005..     $1.17       $1.41        26,653
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.79       $1.88            --
                 2013..     $1.48       $1.79            --
                 2012..     $1.36       $1.48            --
                 2011..     $1.34       $1.36            --
                 2010..     $1.18       $1.34            --
                 2009..     $1.06       $1.18           809
                 2008..     $1.38       $1.06         3,447
                 2007..     $1.24       $1.38         5,761
                 2006..     $1.14       $1.24         5,890
                 2005..     $1.12       $1.14         7,295
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.13       $2.28            --
                 2013..     $1.63       $2.13            --
                 2012..     $1.41       $1.63            --
                 2011..     $1.42       $1.41            --
                 2010..     $1.20       $1.42            --
                 2009..     $0.99       $1.20            --
                 2008..     $1.56       $0.99            --
                 2007..     $1.00(f)    $1.56            --
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.81       $1.78            --
                 2013..     $1.55       $1.81            --
                 2012..     $1.35       $1.55            --
                 2011..     $1.49       $1.35            --
                 2010..     $1.33       $1.49            --
                 2009..     $1.07       $1.33            --
                 2008..     $1.90       $1.07            --
                 2007..     $1.00(f)    $1.90            --
                IVY FUNDS VIP GLOBAL NATURAL
                 RESOURCES SUB-ACCOUNT(I):
                 2014..     $1.25       $1.06         1,874
                 2013..     $1.18       $1.25         1,967
                 2012..     $1.19       $1.18         2,017
                 2011..     $1.55       $1.19         1,802
                 2010..     $1.36       $1.55         2,226
                 2009..     $0.80       $1.36         2,636
                 2008..     $2.13       $0.80         1,355
                 2007..     $0.00       $2.13           511
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.03       $1.02        23,095
                 2013..     $1.00       $1.03            --

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.83       $1.81        18,745
                 2013..     $1.50       $1.83        19,428
                 2012..     $1.35       $1.50        20,651
                 2011..     $1.61       $1.35        25,004
                 2010..     $1.45       $1.61        32,465
                 2009..     $1.08       $1.45        38,846
                 2008..     $1.92       $1.08        45,579
                 2007..     $1.79       $1.92        44,449
                 2006..     $1.41       $1.79        48,261
                 2005..     $1.30       $1.41        53,435
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.23       $2.14           645
                 2013..     $1.45       $2.23           739
                 2012..     $1.33       $1.45           958
                 2011..     $1.47       $1.33           935
                 2010..     $1.07       $1.47           907
                 2009..     $0.77       $1.07         1,123
                 2008..     $1.52       $0.77         1,234
                 2007..     $1.47       $1.52           993
                 2006..     $1.34       $1.47           981
                 2005..     $1.13       $1.34           955
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.17       $2.29            --
                 2013..     $1.71       $2.17            --
                 2012..     $1.55       $1.71            --
                 2011..     $1.59       $1.55            --
                 2010..     $1.24       $1.59            --
                 2009..     $0.87       $1.24            --
                 2008..     $1.39       $0.87            --
                 2007..     $1.00(f)    $1.39            --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.04       $1.06            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.06            --
                 2013..     $1.00       $1.05            --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.04            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $3.10       $3.11           438
                 2013..     $2.03       $3.10            --
                 2012..     $1.63       $2.03            --
                 2011..     $1.77       $1.63            --
                 2010..     $1.61       $1.77            --
                 2009..     $1.14       $1.61            --
                 2008..     $1.77       $1.14            --
                 2007..     $1.00(f)    $1.77            --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $1.95       $2.04         5,767
                 2013..     $1.50       $1.95         5,973
                 2012..     $1.29       $1.50         7,035
                 2011..     $1.52       $1.29        10,707
                 2010..     $1.23       $1.52        10,420
                 2009..     $0.98       $1.23        14,774
                 2008..     $1.35       $0.98        19,939
                 2007..     $1.45       $1.35        21,747
                 2006..     $1.27       $1.45        23,057
                 2005..     $1.25       $1.27        24,466


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.79       $1.94            --
                 2013..     $1.35       $1.79            --
                 2012..     $1.17       $1.35            --
                 2011..     $1.29       $1.17            --
                 2010..     $1.11       $1.29            --
                 2009..     $0.90       $1.11           629
                 2008..     $1.39       $0.90         2,680
                 2007..     $1.40       $1.39         4,479
                 2006..     $1.23       $1.40         5,313
                 2005..     $1.20       $1.23         6,716
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $1.82       $1.92            --
                 2013..     $1.55       $1.82            --
                 2012..     $1.40       $1.55            --
                 2011..     $1.42       $1.40            --
                 2010..     $1.34       $1.42            --
                 2009..     $1.10       $1.34           693
                 2008..     $1.34       $1.10         2,951
                 2007..     $1.24       $1.34         4,931
                 2006..     $1.15       $1.24         8,504
                 2005..     $1.10       $1.15        10,640
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.12       $2.24            --
                 2013..     $1.66       $2.12            --
                 2012..     $1.37       $1.66           798
                 2011..     $1.51       $1.37           844
                 2010..     $1.45       $1.51         1,023
                 2009..     $1.02       $1.45         1,082
                 2008..     $1.87       $1.02         1,095
                 2007..     $1.40       $1.87         1,310
                 2006..     $1.32       $1.40         1,256
                 2005..     $1.20       $1.32         1,585
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.27       $1.95         4,075
                 2013..     $2.04       $2.27         3,931
                 2012..     $1.84       $2.04         4,517
                 2011..     $2.79       $1.84         5,361
                 2010..     $2.29       $2.79         4,633
                 2009..     $1.31       $2.29         7,411
                 2008..     $2.80       $1.31         8,586
                 2007..     $2.24       $2.80         7,895
                 2006..     $1.57       $2.24         8,158
                 2005..     $1.22       $1.57        10,631
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.22       $1.29            --
                 2013..     $1.00       $1.22            --
                 2012..     $0.92       $1.00            --
                 2011..     $0.97       $0.92            --
                 2010..     $0.86       $0.97            --
                 2009..     $0.66       $0.86            --
                 2008..     $0.94       $0.66            --
                 2007..     $1.00(f)    $0.94            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.43       $1.52            --
                 2013..     $1.07       $1.43            --
                 2012..     $0.94       $1.07            --
                 2011..     $1.03       $0.94            --
                 2010..     $0.81       $1.03            --
                 2009..     $0.59       $0.81            --
                 2008..     $1.25       $0.59            --
                 2007..     $1.00(f)    $1.25            --

2.40% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.71       $0.66            --
                 2013..     $0.73       $0.71            --
                 2012..     $0.63       $0.73            --
                 2011..     $0.79       $0.63            --
                 2010..     $0.68       $0.79            --
                 2009..     $0.41       $0.68            --
                 2008..     $1.00       $0.41            --
                 2007..     $1.00(f)    $0.97            --
                NEUBERGER BERMAN AMT SOCIALLY
                 RESPONSIVE SUB-ACCOUNT:
                 2014..     $1.20       $1.29            --
                 2013..     $0.89       $1.20            --
                 2012..     $0.83       $0.89            --
                 2011..     $0.87       $0.83            --
                 2010..     $0.73       $0.87            --
                 2009..     $0.57       $0.73            --
                 2008..     $0.96       $0.57            --
                 2007..     $1.00(f)    $0.96            --
                OPPENHEIMER INTERNATIONAL
                 GROWTH/VA SUB-ACCOUNT(BC):
                 2014..     $2.12       $1.92         1,104
                 2013..     $1.73       $2.12            --
                 2012..     $1.45       $1.73            --
                 2011..     $1.61       $1.45            --
                 2010..     $1.44       $1.61            --
                 2009..     $1.06       $1.44            --
                 2008..     $1.91       $1.06            --
                 2007..     $1.00(f)    $1.91            --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.32       $1.44            --
                 2013..     $0.96       $1.32            --
                 2012..     $0.84       $0.96            --
                 2011..     $0.88       $0.84            --
                 2010..     $0.73       $0.88            --
                 2009..     $0.55       $0.73            --
                 2008..     $0.90       $0.55            --
                 2007..     $1.00(f)    $0.90            --
                PIMCO VIT GLOBAL DIVERSIFIED
                 ALLOCATION SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.07            --
                 2013..     $1.00       $1.04            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.00       $0.98            --
                 2013..     $1.03       $1.00            --
                 2012..     $1.00       $1.03            --
                 2011..     $1.01       $1.00            --
                 2010..     $1.00       $1.01            --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.06       $1.08         3,138
                 2013..     $1.11       $1.06         3,727
                 2012..     $1.04       $1.11            --
                 2011..     $1.03       $1.04            --
                 2010..     $1.00       $1.03            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.50       $1.65            --
                 2013..     $1.16       $1.50            --
                 2012..     $0.99       $1.16            --
                 2011..     $1.00       $0.99            --
                 2010..     $0.91       $1.00            --
                 2009..     $0.72       $0.91            --
                 2008..     $1.34       $0.72            --
                 2007..     $1.00(f)    $1.34            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.51       $1.64            --
                 2013..     $1.14       $1.51            --
                 2012..     $0.98       $1.14            --
                 2011..     $1.06       $0.98            --
                 2010..     $0.95       $1.06            --
                 2009..     $0.75       $0.95            --
                 2008..     $1.25       $0.75            --
                 2007..     $1.00(f)    $1.25            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.52       $1.38         4,147
                 2013..     $1.22       $1.52         4,197
                 2012..     $1.02       $1.22         4,248
                 2011..     $1.26       $1.02         4,299
                 2010..     $1.17       $1.26        16,720
                 2009..     $0.96       $1.17        16,747
                 2008..     $1.76       $0.96        14,640
                 2007..     $1.67       $1.76        14,601
                 2006..     $1.34       $1.67        16,053
                 2005..     $1.22       $1.34        16,825
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.66       $1.83            --
                 2013..     $1.24       $1.66            --
                 2012..     $1.09       $1.24            --
                 2011..     $1.18       $1.09            --
                 2010..     $1.01       $1.18            --
                 2009..     $0.78       $1.01            --
                 2008..     $1.31       $0.78            --
                 2007..     $1.00(f)    $1.31            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.68       $1.80            --
                 2013..     $1.20       $1.68            --
                 2012..     $1.07       $1.20            --
                 2011..     $1.34       $1.07            --
                 2010..     $1.13       $1.34            --
                 2009..     $0.71       $1.13            --
                 2008..     $1.15       $0.71            --
                 2007..     $1.00(f)    $1.15            --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.07            --
                 2013..     $1.01       $1.07            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.03       $1.03            --
                 2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.14       $1.13            --
                 2013..     $1.01       $1.14            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.11            --
                 2013..     $1.01       $1.11            --
                 2012..     $1.00       $1.01            --

2.45% Variable Account Charge


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                  2014..     $1.15        $1.19         169,389
                  2013..     $1.19        $1.15         179,612
                  2012..     $1.13        $1.19         149,691
                  2011..     $1.07        $1.13         111,459
                  2010..     $1.01        $1.07          97,290
                  2009..     $0.89        $1.01          78,099
                  2008..     $1.06        $0.89          48,867
                  2007..     $1.00(f)     $1.06              --
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                  2014..     $2.12        $2.26          47,292
                  2013..     $1.63        $2.12          57,597
                  2012..     $1.43        $1.63          63,526
                  2011..     $1.50        $1.43          42,602
                  2010..     $1.22        $1.50          34,058
                  2009..     $0.91        $1.22          15,317
                  2008..     $1.48        $0.91          13,213
                  2007..     $1.00(f)     $1.48              --
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                  2014..     $1.62        $1.79              --
                  2013..     $1.26        $1.62              --
                  2012..     $1.12        $1.26              --
                  2011..     $1.13        $1.12              --
                  2010..     $1.01        $1.13              --
                  2009..     $0.82        $1.01              --
                  2008..     $1.34        $0.82              --
                  2007..     $1.00(f)     $1.34              --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                  2014..     $1.39        $1.38          80,255
                  2013..     $1.43        $1.39          82,342
                  2012..     $1.26        $1.43          72,198
                  2011..     $1.30        $1.26          35,249
                  2010..     $1.17        $1.30          62,217
                  2009..     $1.02        $1.17          16,539
                  2008..     $1.00        $1.02           9,793
                  2007..     $1.00(f)     $1.00              --
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                  2014..     $1.06        $1.11          23,405
                  2013..     $1.00(ap)    $1.06              --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                  2014..     $0.90        $0.88          44,158
                  2013..     $0.92        $0.90          52,001
                  2012..     $0.94        $0.92          16,736
                  2011..     $0.97        $0.94          14,581
                  2010..     $0.99        $0.97          12,211
                  2009..     $1.01        $0.99          11,645
                  2008..     $1.02        $1.01           4,562
                  2007..     $1.00(f)     $1.02              --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AE):
                  2014..     $1.00        $1.04          33,652
                  2013..     $1.05        $1.00          31,147
                  2012..     $1.04        $1.05          18,560
                  2011..     $1.00        $1.04          13,736
                  2010..     $0.96        $1.00          14,653
                  2009..     $0.91        $0.96          14,401
                  2008..     $1.07        $0.91           4,535
                  2007..     $1.00(f)     $1.07              --
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..     $1.78        $2.26          44,049
                  2013..     $1.80        $1.78          43,984
                  2012..     $1.56        $1.80          34,771
                  2011..     $1.52        $1.56          19,130
                  2010..     $1.21        $1.52          16,519
                  2009..     $0.99        $1.21           7,072
                  2008..     $1.60        $0.99           4,500
                  2007..     $1.00(f)     $1.60              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014...     $1.76(bt)    $1.95         235,925
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.69(bt)    $1.80          24,802
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $1.96(bt)    $2.14          56,041
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $1.94(bt)    $2.07         190,092
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.06              --
                  2013...     $1.00        $1.04              --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.59        $0.54              --
                  2013...     $0.49        $0.59              --
                  2012...     $0.44        $0.49              --
                  2011...     $0.56        $0.44              --
                  2010...     $0.55        $0.56              --
                  2009...     $0.42        $0.55              --
                  2008...     $0.92        $0.42              --
                  2007...     $1.00(f)     $0.92         544,879
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.60        $1.75              --
                  2013...     $1.21        $1.60              --
                  2012...     $1.08        $1.21              --
                  2011...     $1.08        $1.08              --
                  2010...     $0.97        $1.08              --
                  2009...     $0.84        $0.97              --
                  2008...     $1.04        $0.84              --
                  2007...     $1.00(f)     $1.04              --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.13        $1.14         174,924
                  2013...     $1.26        $1.13         191,701
                  2012...     $1.21        $1.26         147,136
                  2011...     $1.11        $1.21          54,822
                  2010...     $1.08        $1.11          43,909
                  2009...     $1.00        $1.08          22,161
                  2008...     $1.04        $1.00              --
                  2007...     $1.00(f)     $1.04              --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.97        $0.96           1,512
                  2013...     $1.02        $0.97           1,532
                  2012...     $0.99        $1.02           1,553
                  2011...     $1.00        $0.99              --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.24        $1.24              --
                  2013...     $0.98        $1.24              --
                  2012...     $0.82        $0.98              --
                  2011...     $1.00        $0.82              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.09        $1.09           6,747
                  2013...     $0.87        $1.09           7,241
                  2012...     $0.76        $0.87          13,893
                  2011...     $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.26        $1.33          17,969
                  2013...     $0.99        $1.26          11,045
                  2012...     $0.86        $0.99          22,175
                  2011...     $1.00        $0.86              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.34        $1.45          16,571
                  2013...     $1.03        $1.34          16,779
                  2012...     $0.90        $1.03           5,006
                  2011...     $1.00        $0.90              --

2.45% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.06        $1.00             --
                  2013...     $0.89        $1.06             --
                  2012...     $0.77        $0.89             --
                  2011...     $1.00        $0.77             --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.01        $0.91          7,474
                  2013...     $0.93        $1.01          7,823
                  2012...     $0.81        $0.93            356
                  2011...     $1.00        $0.81             --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $0.98        $1.01          2,926
                  2013...     $1.04        $0.98          2,966
                  2012...     $1.05        $1.04          3,007
                  2011...     $1.00        $1.05             --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.56        $1.65         15,005
                  2013...     $1.25        $1.56         12,204
                  2012...     $1.09        $1.25         12,550
                  2011...     $1.11        $1.09         12,970
                  2010...     $0.99        $1.11          7,652
                  2009...     $0.78        $0.99          7,744
                  2008...     $1.40        $0.78         12,828
                  2007...     $1.00(f)     $1.40             --
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.46        $2.55          7,159
                  2013...     $1.86        $2.46          6,759
                  2012...     $1.66        $1.86          6,524
                  2011...     $1.91        $1.66             --
                  2010...     $1.52        $1.91             --
                  2009...     $1.12        $1.52             --
                  2008...     $1.90        $1.12             --
                  2007...     $1.00(f)     $1.90             --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.64        $1.72          1,120
                  2013...     $1.31        $1.64          1,191
                  2012...     $1.18        $1.31          1,307
                  2011...     $1.22        $1.18          1,402
                  2010...     $1.12        $1.22             --
                  2009...     $0.91        $1.12             --
                  2008...     $1.49        $0.91             --
                  2007...     $1.00(f)     $1.49             --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.35        $1.32         56,691
                  2013...     $1.02        $1.35         64,086
                  2012...     $0.88        $1.02         65,745
                  2011...     $0.94        $0.88         30,504
                  2010...     $0.75        $0.94         26,937
                  2009...     $0.59        $0.75          7,030
                  2008...     $0.91        $0.59             --
                  2007...     $1.00(f)     $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $1.79        $1.88         52,598
                  2013...     $1.33        $1.79         53,494
                  2012...     $1.23        $1.33         56,542
                  2011...     $1.32        $1.23         51,194
                  2010...     $1.06        $1.32         49,006
                  2009...     $0.76        $1.06         25,496
                  2008...     $1.35        $0.76             --
                  2007...     $1.00(f)     $1.35             --


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.04       $1.82         10,988
                  2013..      $2.11       $2.04         10,934
                  2012..      $1.91       $2.11         11,022
                  2011..      $2.33       $1.91         73,556
                  2010..      $2.03       $2.33         73,435
                  2009..      $1.20       $2.03         74,357
                  2008..      $2.61       $1.20         65,944
                  2007..      $1.00(f)    $2.61             --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.03       $1.05             --
                  2013..      $1.00       $1.03             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.03       $1.01        114,083
                  2013..      $1.05       $1.03        120,809
                  2012..      $1.05       $1.05         93,205
                  2011..      $1.01       $1.05         21,324
                  2010..      $1.00       $1.01          9,770
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $0.96       $0.98        104,949
                  2013..      $0.84       $0.96        106,270
                  2012..      $0.75       $0.84        101,150
                  2011..      $0.81       $0.75        102,425
                  2010..      $0.71       $0.81             --
                  2009..      $0.58       $0.71             --
                  2008..      $1.00       $0.58             --
                  2007..      $1.00(f)    $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.04       $1.06        148,012
                  2013...     $0.95       $1.04        149,876
                  2012...     $0.88       $0.95         97,852
                  2011...     $0.91       $0.88         30,640
                  2010...     $0.83       $0.91             --
                  2009...     $0.72       $0.83             --
                  2008...     $0.97       $0.72             --
                  2007...     $1.00(f)    $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.05       $1.05         24,163
                  2013...     $1.05       $1.05         24,467
                  2012...     $1.02       $1.05             --
                  2011...     $1.01       $1.02             --
                  2010...     $0.97       $1.01             --
                  2009...     $0.92       $0.97             --
                  2008...     $1.01       $0.92             --
                  2007...     $1.00(f)    $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.01       $1.03        312,843
                  2013...     $0.88       $1.01        329,810
                  2012...     $0.80       $0.88        370,216
                  2011...     $0.85       $0.80        468,941
                  2010...     $0.76       $0.85        505,234
                  2009...     $0.63       $0.76        539,481
                  2008...     $1.00       $0.63        618,286
                  2007...     $1.00(f)    $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.04       $1.05        156,800
                  2013...     $1.00       $1.04        158,803
                  2012...     $0.95       $1.00        134,944
                  2011...     $0.96       $0.95         72,035
                  2010...     $0.90       $0.96         44,254
                  2009...     $0.82       $0.90         20,060
                  2008...     $1.00       $0.82             --
                  2007...     $1.00(f)    $0.99             --

2.45% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(S)(AI)(AK):
                 2014..     $1.29       $1.37        30,400
                 2013..     $0.98       $1.29        15,534
                 2012..     $0.86       $0.98        21,140
                 2011..     $0.87       $0.86            --
                 2010..     $0.73       $0.87            --
                 2009..     $0.54       $0.73            --
                 2008..     $0.95       $0.54            --
                 2007..     $1.00       $0.95            --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                 2014..     $1.75       $1.87        64,001
                 2013..     $1.33       $1.75        67,657
                 2012..     $1.14       $1.33        64,357
                 2011..     $1.20       $1.14        16,634
                 2010..     $1.06       $1.20        11,121
                 2009..     $0.85       $1.06            --
                 2008..     $1.35       $0.85            --
                 2007..     $1.00       $1.35            --
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(K)(V)(AM):
                 2014..     $1.26       $1.33            --
                 2013..     $1.03       $1.26            --
                 2012..     $0.94       $1.03            --
                 2011..     $0.98       $0.94            --
                 2010..     $0.93       $0.98            --
                 2009..     $0.72       $0.93            --
                 2008..     $1.19       $0.72            --
                 2007..     $1.00(f)    $1.19            --
                INVESCO V.I. GROWTH AND INCOME
                 SUB-ACCOUNT(R)(AN):
                 2014..     $1.78       $1.91         9,169
                 2013..     $1.36       $1.78         3,204
                 2012..     $1.22       $1.36            --
                 2011..     $1.28       $1.22            --
                 2010..     $1.17       $1.28            --
                 2009..     $0.97       $1.17            --
                 2008..     $1.46       $0.97            --
                 2007..     $1.00(f)    $1.46            --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                 2014..     $1.30       $1.30        74,088
                 2013..     $0.97       $1.30        85,250
                 2012..     $0.88       $0.97        88,045
                 2011..     $0.91       $0.88        33,713
                 2010..     $0.73       $0.91        30,477
                 2009..     $0.62       $0.73         7,647
                 2008..     $0.92       $0.62           357
                 2007..     $1.00(f)    $0.92            --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                 2014..     $2.81       $2.59        53,661
                 2013..     $2.30       $2.81        51,866
                 2012..     $1.98       $2.30        34,424
                 2011..     $2.18       $1.98        34,855
                 2010..     $2.06       $2.18        52,010
                 2009..     $1.69       $2.06            --
                 2008..     $2.33       $1.69            --
                 2007..     $1.00(f)    $2.33            --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.78       $1.86        10,616
                 2013..     $1.47       $1.78        10,750
                 2012..     $1.35       $1.47         3,141
                 2011..     $1.34       $1.35            --
                 2010..     $1.17       $1.34            --
                 2009..     $1.06       $1.17            --
                 2008..     $1.38       $1.06            --
                 2007..     $1.00(f)    $1.38            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.11       $2.26          4,243
                 2013..     $1.62       $2.11             --
                 2012..     $1.40       $1.62             --
                 2011..     $1.41       $1.40             --
                 2010..     $1.20       $1.41             --
                 2009..     $0.99       $1.20             --
                 2008..     $1.56       $0.99             --
                 2007..     $1.00(f)    $1.56             --
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.80       $1.77         96,192
                 2013..     $1.55       $1.80         98,707
                 2012..     $1.34       $1.55         96,949
                 2011..     $1.49       $1.34         50,657
                 2010..     $1.33       $1.49         41,037
                 2009..     $1.07       $1.33         18,412
                 2008..     $1.90       $1.07             --
                 2007..     $1.00(f)    $1.90             --
                IVY FUNDS VIP GLOBAL NATURAL
                 RESOURCES SUB-ACCOUNT(I):
                 2014..     $1.24       $1.05         15,003
                 2013..     $1.18       $1.24            642
                 2012..     $1.19       $1.18          3,188
                 2011..     $1.55       $1.19          2,575
                 2010..     $1.35       $1.55             --
                 2009..     $0.80       $1.35             --
                 2008..     $2.13       $0.80             --
                 2007..     $0.00       $2.13        250,674
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.02       $1.02        102,495
                 2013..     $1.00       $1.02             --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.82       $1.80         88,038
                 2013..     $1.49       $1.82        103,524
                 2012..     $1.35       $1.49        106,427
                 2011..     $1.61       $1.35         57,674
                 2010..     $1.44       $1.61         44,239
                 2009..     $1.08       $1.44         17,496
                 2008..     $1.91       $1.08         10,592
                 2007..     $1.00(f)    $1.91             --
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.22       $2.13          7,758
                 2013..     $1.45       $2.22          7,856
                 2012..     $1.33       $1.45          7,955
                 2011..     $1.46       $1.33          8,055
                 2010..     $1.06       $1.46          8,156
                 2009..     $0.77       $1.06          8,258
                 2008..     $1.52       $0.77             --
                 2007..     $1.00(f)    $1.52             --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.16       $2.28         19,463
                 2013..     $1.71       $2.16         14,239
                 2012..     $1.54       $1.71         12,895
                 2011..     $1.59       $1.54             --
                 2010..     $1.24       $1.59             --
                 2009..     $0.86       $1.24             --
                 2008..     $1.39       $0.86             --
                 2007..     $1.00(f)    $1.39             --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.04       $1.06             --
                 2013..     $1.00       $1.04             --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.06             --
                 2013..     $1.00       $1.05             --

2.45% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.04       $1.04            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $3.08       $3.10         3,451
                 2013..     $2.02       $3.08         3,495
                 2012..     $1.62       $2.02         3,122
                 2011..     $1.76       $1.62         2,851
                 2010..     $1.60       $1.76         2,017
                 2009..     $1.14       $1.60            --
                 2008..     $1.77       $1.14            --
                 2007..     $1.00(f)    $1.77            --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $1.94       $2.03         8,796
                 2013..     $1.49       $1.94         9,059
                 2012..     $1.29       $1.49         9,283
                 2011..     $1.51       $1.29         9,179
                 2010..     $1.23       $1.51         5,334
                 2009..     $0.97       $1.23         1,347
                 2008..     $1.35       $0.97         5,526
                 2007..     $1.00(f)    $1.35            --
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.78       $1.93         6,021
                 2013..     $1.35       $1.78         1,084
                 2012..     $1.16       $1.35         1,099
                 2011..     $1.29       $1.16            --
                 2010..     $1.11       $1.29            --
                 2009..     $0.90       $1.11            --
                 2008..     $1.39       $0.90            --
                 2007..     $1.00(f)    $1.39            --
                JANUS ASPEN: BALANCED SUB-ACCOUNT(B):
                 2014..     $1.81       $1.91         3,396
                 2013..     $1.55       $1.81         3,439
                 2012..     $1.40       $1.55         3,482
                 2011..     $1.41       $1.40         3,526
                 2010..     $1.34       $1.41            --
                 2009..     $1.09       $1.34            --
                 2008..     $1.33       $1.09            --
                 2007..     $1.00(f)    $1.33            --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.11       $2.23         9,105
                 2013..     $1.65       $2.11         9,219
                 2012..     $1.37       $1.65         9,335
                 2011..     $1.50       $1.37         9,453
                 2010..     $1.45       $1.50         6,561
                 2009..     $1.02       $1.45            --
                 2008..     $1.87       $1.02            --
                 2007..     $1.00       $1.87            --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.26       $1.94        26,912
                 2013..     $2.03       $2.26        29,954
                 2012..     $1.83       $2.03        30,929
                 2011..     $2.78       $1.83        30,481
                 2010..     $2.28       $2.78        22,974
                 2009..     $1.30       $2.28         7,705
                 2008..     $2.80       $1.30         5,699
                 2007..     $1.00(f)    $2.80            --
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.22       $1.29        57,484
                 2013..     $0.99       $1.22        68,082
                 2012..     $0.92       $0.99        68,270
                 2011..     $0.97       $0.92        29,397
                 2010..     $0.86       $0.97        25,908
                 2009..     $0.66       $0.86         6,142
                 2008..     $0.94       $0.66            --
                 2007..     $1.00(f)    $0.94            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.42       $1.51         15,060
                 2013..     $1.06       $1.42         14,622
                 2012..     $0.94       $1.06         19,016
                 2011..     $1.02       $0.94             --
                 2010..     $0.81       $1.02             --
                 2009..     $0.59       $0.81             --
                 2008..     $1.25       $0.59             --
                 2007..     $1.00(f)    $1.25             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.71       $0.66        151,126
                 2013..     $0.73       $0.71        147,922
                 2012..     $0.63       $0.73        140,656
                 2011..     $0.79       $0.63        104,774
                 2010..     $0.68       $0.79         99,666
                 2009..     $0.41       $0.68          8,031
                 2008..     $1.00       $0.41             --
                 2007..     $1.00(f)    $0.97             --
                NEUBERGER BERMAN AMT SOCIALLY
                 RESPONSIVE SUB-ACCOUNT:
                 2014..     $1.19       $1.28            336
                 2013..     $0.89       $1.19            340
                 2012..     $0.82       $0.89            345
                 2011..     $0.87       $0.82             --
                 2010..     $0.73       $0.87             --
                 2009..     $0.57       $0.73             --
                 2008..     $0.96       $0.57             --
                 2007..     $1.00(f)    $0.96             --
                OPPENHEIMER INTERNATIONAL
                 GROWTH/VA SUB-ACCOUNT(BC):
                 2014..     $2.11       $1.91         11,225
                 2013..     $1.72       $2.11          5,359
                 2012..     $1.45       $1.72            298
                 2011..     $1.61       $1.45            307
                 2010..     $1.44       $1.61             --
                 2009..     $1.06       $1.44             --
                 2008..     $1.91       $1.06             --
                 2007..     $1.00(f)    $1.91             --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.32       $1.43          1,567
                 2013..     $0.96       $1.32          1,589
                 2012..     $0.84       $0.96          1,610
                 2011..     $0.88       $0.84             --
                 2010..     $0.73       $0.88             --
                 2009..     $0.55       $0.73             --
                 2008..     $0.90       $0.55             --
                 2007..     $1.00(f)    $0.90             --
                PIMCO VIT GLOBAL DIVERSIFIED
                 ALLOCATION SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.07             --
                 2013..     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.00       $0.98        164,075
                 2013..     $1.03       $1.00        145,832
                 2012..     $0.99       $1.03        185,231
                 2011..     $1.01       $0.99        126,971
                 2010..     $1.00       $1.01        109,646
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.06       $1.07        353,970
                 2013..     $1.11       $1.06        342,762
                 2012..     $1.04       $1.11        340,065
                 2011..     $1.02       $1.04        202,765
                 2010..     $1.00       $1.02        177,141

2.45% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.49       $1.64            --
                 2013..     $1.15       $1.49            --
                 2012..     $0.99       $1.15            --
                 2011..     $1.00       $0.99            --
                 2010..     $0.91       $1.00            --
                 2009..     $0.72       $0.91            --
                 2008..     $1.33       $0.72            --
                 2007..     $1.00(f)    $1.33            --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.51       $1.63         8,648
                 2013..     $1.14       $1.51         8,757
                 2012..     $0.98       $1.14         8,867
                 2011..     $1.05       $0.98         8,978
                 2010..     $0.94       $1.05         6,335
                 2009..     $0.74       $0.94            --
                 2008..     $1.24       $0.74            --
                 2007..     $1.00(f)    $1.24            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.51       $1.38            --
                 2013..     $1.21       $1.51            --
                 2012..     $1.02       $1.21            --
                 2011..     $1.26       $1.02            --
                 2010..     $1.17       $1.26            --
                 2009..     $0.96       $1.17            --
                 2008..     $1.76       $0.96            --
                 2007..     $1.00(f)    $1.76            --
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.65       $1.82            --
                 2013..     $1.24       $1.65            --
                 2012..     $1.09       $1.24            --
                 2011..     $1.17       $1.09            --
                 2010..     $1.00       $1.17            --
                 2009..     $0.78       $1.00            --
                 2008..     $1.30       $0.78            --
                 2007..     $1.00(f)    $1.30            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.67       $1.79           953
                 2013..     $1.19       $1.67         1,023
                 2012..     $1.07       $1.19            --
                 2011..     $1.33       $1.07            --
                 2010..     $1.13       $1.33            --
                 2009..     $0.71       $1.13            --
                 2008..     $1.15       $0.71            --
                 2007..     $1.00(f)    $1.15            --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.07        48,660
                 2013..     $1.01       $1.07        50,211
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.02       $1.03            --
                 2013..     $1.00       $1.02            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.14       $1.13            --
                 2013..     $1.01       $1.14            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.11            --
                 2013..     $1.01       $1.11            --
                 2012..     $1.00       $1.01            --


2.50% Variable Account Charge


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.14       $1.19        203,686
                 2013..     $1.18       $1.14        290,115
                 2012..     $1.13       $1.18        244,192
                 2011..     $1.07       $1.13        297,754
                 2010..     $1.00       $1.07        261,792
                 2009..     $0.89       $1.00        245,480
                 2008..     $1.05       $0.89         43,029
                 2007..     $0.00       $1.05         24,380
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.10       $2.24         51,693
                 2013..     $1.63       $2.10         68,394
                 2012..     $1.42       $1.63         70,700
                 2011..     $1.49       $1.42         63,514
                 2010..     $1.21       $1.49         52,782
                 2009..     $0.91       $1.21         45,580
                 2008..     $1.47       $0.91         12,794
                 2007..     $0.00       $1.47          9,828
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.61       $1.78          5,462
                 2013..     $1.26       $1.61          6,242
                 2012..     $1.12       $1.26          7,096
                 2011..     $1.13       $1.12          8,172
                 2010..     $1.01       $1.13          9,690
                 2009..     $0.82       $1.01         10,599
                 2008..     $1.34       $0.82          5,351
                 2007..     $1.00(f)    $1.34             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.39       $1.38         38,196
                 2013..     $1.42       $1.39         62,451
                 2012..     $1.26       $1.42         52,425
                 2011..     $1.29       $1.26         64,764
                 2010..     $1.16       $1.29         75,244
                 2009..     $1.01       $1.16         70,516
                 2008..     $1.00       $1.01         26,578
                 2007..     $0.00       $1.00          5,411
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.06       $1.11             --
                 2013..     $1.00(ap)   $1.06             --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.89       $0.87         73,159
                 2013..     $0.92       $0.89         20,416
                 2012..     $0.94       $0.92        211,362
                 2011..     $0.96       $0.94        207,931
                 2010..     $0.99       $0.96         19,121
                 2009..     $1.01       $0.99         17,655
                 2008..     $1.02       $1.01        117,945
                 2007..     $1.00(f)    $1.02             --
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.00       $1.03         11,053
                 2013..     $1.04       $1.00         25,948
                 2012..     $1.03       $1.04         23,471
                 2011..     $0.99       $1.03         23,456
                 2010..     $0.95       $0.99         27,723
                 2009..     $0.91       $0.95         25,929
                 2008..     $1.07       $0.91          7,173
                 2007..     $0.00       $1.07          4,617
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.77       $2.25         31,496
                 2013..     $1.79       $1.77         43,902
                 2012..     $1.56       $1.79         44,909
                 2011..     $1.52       $1.56         49,496
                 2010..     $1.21       $1.52         39,037
                 2009..     $0.99       $1.21         43,177
                 2008..     $1.60       $0.99          8,682
                 2007..     $0.00       $1.60          3,089

2.50% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014...     $1.75(bt)    $1.93         124,434
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.68(bt)    $1.79          11,178
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $1.95(bt)    $2.13          17,653
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $1.93(bt)    $2.06         116,943
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.06              --
                  2013...     $1.00        $1.04              --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.58        $0.53           6,921
                  2013...     $0.49        $0.58           7,154
                  2012...     $0.44        $0.49           9,109
                  2011...     $0.56        $0.44          91,399
                  2010...     $0.55        $0.56          94,829
                  2009...     $0.42        $0.55         103,712
                  2008...     $1.00        $0.42          16,245
                  2007...     $1.00(f)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.59        $1.74              --
                  2013...     $1.20        $1.59              --
                  2012...     $1.08        $1.20              --
                  2011...     $1.07        $1.08              --
                  2010...     $0.97        $1.07              --
                  2009...     $0.84        $0.97              --
                  2008...     $1.32        $0.84              --
                  2007...     $1.00(f)     $1.32              --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2014...     $1.13        $1.13         113,443
                  2013...     $1.26        $1.13         156,927
                  2012...     $1.20        $1.26         191,556
                  2011...     $1.11        $1.20         123,773
                  2010...     $1.08        $1.11         128,322
                  2009...     $1.00        $1.08          60,557
                  2008...     $1.04        $1.00          15,169
                  2007...     $1.00(f)     $1.04              --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.97        $0.96              --
                  2013...     $1.02        $0.97              --
                  2012...     $0.99        $1.02          27,239
                  2011...     $1.00        $0.99              --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.24        $1.24           4,080
                  2013...     $0.98        $1.24           6,012
                  2012...     $0.82        $0.98           6,091
                  2011...     $1.00        $0.82              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014...     $1.09        $1.09           4,500
                  2013...     $0.87        $1.09           6,632
                  2012...     $0.76        $0.87          28,236
                  2011...     $1.00        $0.76              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014...     $1.26        $1.33          34,201
                  2013...     $0.99        $1.26          34,653
                  2012...     $0.86        $0.99          65,967
                  2011...     $1.00        $0.86              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014...     $1.34        $1.45          23,899
                  2013...     $1.03        $1.34          24,212
                  2012...     $0.90        $1.03          35,884
                  2011...     $1.00        $0.90              --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.06        $1.00         19,741
                  2013...     $0.89        $1.06         19,999
                  2012...     $0.77        $0.89         74,043
                  2011...     $1.00        $0.77             --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.01        $0.91             --
                  2013...     $0.93        $1.01             --
                  2012...     $0.81        $0.93             --
                  2011...     $1.00        $0.81             --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $0.98        $1.01             --
                  2013...     $1.04        $0.98             --
                  2012...     $1.05        $1.04             --
                  2011...     $1.00        $1.05             --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.55        $1.64         28,221
                  2013...     $1.24        $1.55         33,930
                  2012...     $1.09        $1.24         31,022
                  2011...     $1.11        $1.09         26,807
                  2010...     $0.99        $1.11         27,370
                  2009...     $0.78        $0.99         24,327
                  2008...     $1.40        $0.78         13,008
                  2007...     $0.00        $1.40          8,848
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.45        $2.54         38,252
                  2013...     $1.85        $2.45         44,673
                  2012...     $1.66        $1.85         44,757
                  2011...     $1.90        $1.66         42,797
                  2010...     $1.52        $1.90         56,016
                  2009...     $1.11        $1.52          8,017
                  2008...     $1.89        $1.11          4,636
                  2007...     $1.00(f)     $1.89             --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.63        $1.71          5,149
                  2013...     $1.31        $1.63         14,223
                  2012...     $1.17        $1.31          8,094
                  2011...     $1.21        $1.17         30,081
                  2010...     $1.12        $1.21         29,236
                  2009...     $0.91        $1.12         28,459
                  2008...     $1.49        $0.91             --
                  2007...     $1.00(f)     $1.49             --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.35        $1.32         19,408
                  2013...     $1.01        $1.35         32,397
                  2012...     $0.88        $1.01         26,720
                  2011...     $0.93        $0.88         36,174
                  2010...     $0.75        $0.93         43,551
                  2009...     $0.59        $0.75         45,589
                  2008...     $0.91        $0.59          9,537
                  2007...     $1.00(f)     $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $1.78        $1.87             --
                  2013...     $1.32        $1.78             --
                  2012...     $1.22        $1.32             --
                  2011...     $1.32        $1.22         22,997
                  2010...     $1.06        $1.32         23,298
                  2009...     $0.76        $1.06         23,602
                  2008...     $1.35        $0.76             --
                  2007...     $1.00(f)     $1.35             --

2.50% Variable Account Charge Continued


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.03       $1.81          8,121
                  2013..      $2.10       $2.03          8,055
                  2012..      $1.90       $2.10          7,922
                  2011..      $2.32       $1.90         10,239
                  2010..      $2.02       $2.32          8,197
                  2009..      $1.20       $2.02            463
                  2008..      $2.60       $1.20          1,245
                  2007..      $0.00       $2.60          1,007
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.03       $1.05             --
                  2013..      $1.00       $1.03             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.03       $1.00             --
                  2013..      $1.05       $1.03             --
                  2012..      $1.05       $1.05             --
                  2011..      $1.01       $1.05             --
                  2010..      $1.00       $1.01             --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $0.96       $0.98         55,742
                  2013..      $0.83       $0.96         60,623
                  2012..      $0.75       $0.83         93,684
                  2011..      $0.81       $0.75         94,915
                  2010..      $0.71       $0.81         52,393
                  2009..      $0.58       $0.71             --
                  2008..      $1.00       $0.58             --
                  2007..      $1.00(f)    $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.04       $1.06        361,380
                  2013...     $0.95       $1.04        363,547
                  2012...     $0.88       $0.95        440,155
                  2011...     $0.91       $0.88        443,686
                  2010...     $0.83       $0.91        510,161
                  2009...     $0.72       $0.83        292,492
                  2008...     $0.97       $0.72        170,240
                  2007...     $1.00(f)    $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.05       $1.05             --
                  2013...     $1.04       $1.05             --
                  2012...     $1.02       $1.04         33,742
                  2011...     $1.01       $1.02         34,185
                  2010...     $0.97       $1.01         34,631
                  2009...     $0.92       $0.97         35,084
                  2008...     $1.01       $0.92             --
                  2007...     $1.00(f)    $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.00       $1.02        209,844
                  2013...     $0.88       $1.00             --
                  2012...     $0.80       $0.88             --
                  2011...     $0.85       $0.80             --
                  2010...     $0.76       $0.85             --
                  2009...     $0.63       $0.76             --
                  2008...     $1.00       $0.63             --
                  2007...     $1.00(f)    $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.04       $1.05         32,114
                  2013...     $0.99       $1.04         32,565
                  2012...     $0.94       $0.99         69,613
                  2011...     $0.96       $0.94         70,560
                  2010...     $0.90       $0.96        109,072
                  2009...     $0.82       $0.90        110,782
                  2008...     $1.00       $0.82             --
                  2007...     $1.00(f)    $0.99             --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.28        $1.37              --
                  2013...     $0.98        $1.28              --
                  2012...     $0.86        $0.98              --
                  2011...     $0.87        $0.86              --
                  2010...     $0.73        $0.87              --
                  2009...     $0.54        $0.73              --
                  2008...     $0.95        $0.54              --
                  2007...     $1.00(f)     $0.95              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.75        $1.86              --
                  2013...     $1.32        $1.75              --
                  2012...     $1.14        $1.32              --
                  2011...     $1.19        $1.14              --
                  2010...     $1.06        $1.19              --
                  2009...     $0.84        $1.06              --
                  2008...     $1.35        $0.84              --
                  2007...     $1.00(f)     $1.35              --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.25        $1.33              --
                  2013...     $1.03        $1.25              --
                  2012...     $0.94        $1.03              --
                  2011...     $0.98        $0.94              --
                  2010...     $0.93        $0.98              --
                  2009...     $0.71        $0.93              --
                  2008...     $1.19        $0.71              --
                  2007...     $1.00(f)     $1.19              --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.77        $1.90             798
                  2013...     $1.36        $1.77             810
                  2012...     $1.22        $1.36             823
                  2011...     $1.27        $1.22           1,517
                  2010...     $1.17        $1.27           2,276
                  2009...     $0.96        $1.17           3,084
                  2008...     $1.46        $0.96              --
                  2007...     $1.00(f)     $1.46              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.30        $1.29          37,377
                  2013...     $0.97        $1.30          51,493
                  2012...     $0.88        $0.97          43,581
                  2011...     $0.91        $0.88          56,601
                  2010...     $0.73        $0.91          67,787
                  2009...     $0.62        $0.73          69,665
                  2008...     $0.92        $0.62          17,953
                  2007...     $1.00(f)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $2.79        $2.58         139,244
                  2013...     $2.29        $2.79         153,720
                  2012...     $1.97        $2.29         147,240
                  2011...     $2.17        $1.97         166,049
                  2010...     $2.05        $2.17         157,104
                  2009...     $1.68        $2.05          18,545
                  2008...     $2.32        $1.68          11,508
                  2007...     $1.00(f)     $2.32              --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.77        $1.85              --
                  2013...     $1.46        $1.77              --
                  2012...     $1.34        $1.46              --
                  2011...     $1.33        $1.34              --
                  2010...     $1.17        $1.33              --
                  2009...     $1.06        $1.17              --
                  2008...     $1.37        $1.06              --
                  2007...     $1.00(f)     $1.37              --

2.50% Variable Account Charge Continued


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $2.10         $2.25             --
                  2013...     $1.62         $2.10             --
                  2012...     $1.40         $1.62             --
                  2011...     $1.41         $1.40             --
                  2010...     $1.19         $1.41             --
                  2009...     $0.99         $1.19             --
                  2008...     $1.55         $0.99             --
                  2007...     $1.00(f)      $1.55             --
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $1.79         $1.76             --
                  2013...     $1.54         $1.79          4,663
                  2012...     $1.34         $1.54             --
                  2011...     $1.48         $1.34         24,664
                  2010...     $1.32         $1.48         23,954
                  2009...     $1.07         $1.32         23,183
                  2008...     $1.89         $1.07             --
                  2007...     $1.00(f)      $1.89             --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(I):
                  2014...     $1.23         $1.05         75,417
                  2013...     $1.17         $1.23         84,571
                  2012...     $1.18         $1.17         90,822
                  2011...     $1.54         $1.18         76,247
                  2010...     $1.35         $1.54         94,510
                  2009...     $0.80         $1.35         17,257
                  2008...     $2.12         $0.80         10,453
                  2007...     $1.00(f)      $2.12             --
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.02         $1.02         30,508
                  2013...     $1.00         $1.02             --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                  2014...     $1.81         $1.79         46,191
                  2013...     $1.48         $1.81         69,060
                  2012...     $1.34         $1.48         58,615
                  2011...     $1.60         $1.34         55,038
                  2010...     $1.44         $1.60         64,855
                  2009...     $1.08         $1.44         61,492
                  2008...     $1.91         $1.08         16,453
                  2007...     $0.00(f)      $1.91          7,270
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $2.21         $2.12             --
                  2013...     $1.44         $2.21             --
                  2012...     $1.32         $1.44             --
                  2011...     $1.46         $1.32             --
                  2010...     $1.06         $1.46             --
                  2009...     $0.77         $1.06             --
                  2008...     $1.52         $0.77             --
                  2007...     $1.00(f)      $1.52             --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                  2014...     $2.16         $2.27          6,663
                  2013...     $1.70         $2.16          6,754
                  2012...     $1.54         $1.70          6,846
                  2011...     $1.58         $1.54             --
                  2010...     $1.23         $1.58             --
                  2009...     $0.86         $1.23             --
                  2008...     $1.39         $0.86             --
                  2007...     $1.00(f)      $1.39             --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                  2014...     $1.04         $1.06             --
                  2013...     $1.00         $1.04             --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AV):
                  2014...     $1.05         $1.06             --
                  2013...     $1.00         $1.05             --


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AW):
                  2014..     $1.04        $1.04              --
                  2013..     $1.00        $1.04              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                  2014..     $3.07        $3.08           7,060
                  2013..     $2.01        $3.07           9,072
                  2012..     $1.61        $2.01           6,988
                  2011..     $1.76        $1.61           5,549
                  2010..     $1.60        $1.76           8,582
                  2009..     $1.14        $1.60           9,503
                  2008..     $1.76        $1.14          11,885
                  2007..     $0.00(f)     $1.76           2,890
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                  2014..     $1.93        $2.02           8,046
                  2013..     $1.48        $1.93           9,276
                  2012..     $1.28        $1.48           9,879
                  2011..     $1.51        $1.28           6,750
                  2010..     $1.22        $1.51           6,633
                  2009..     $0.97        $1.22           2,587
                  2008..     $1.35        $0.97           5,269
                  2007..     $0.00(f)     $1.35           5,127
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                  2014..     $1.77        $1.92              --
                  2013..     $1.34        $1.77              --
                  2012..     $1.16        $1.34              --
                  2011..     $1.28        $1.16              --
                  2010..     $1.11        $1.28              --
                  2009..     $0.90        $1.11              --
                  2008..     $1.39        $0.90              --
                  2007..     $1.00(f)     $1.39              --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2014..     $1.80        $1.90           1,666
                  2013..     $1.54        $1.80           1,619
                  2012..     $1.39        $1.54           2,013
                  2011..     $1.41        $1.39           2,997
                  2010..     $1.33        $1.41           3,369
                  2009..     $1.09        $1.33           5,911
                  2008..     $1.33        $1.09           7,306
                  2007..     $1.00(f)     $1.33              --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                  2014..     $2.10        $2.22          93,998
                  2013..     $1.64        $2.10          96,677
                  2012..     $1.36        $1.64          95,982
                  2011..     $1.50        $1.36         102,212
                  2010..     $1.44        $1.50         142,321
                  2009..     $1.01        $1.44           9,268
                  2008..     $1.87        $1.01           8,164
                  2007..     $0.00        $1.87           3,839
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                  2014..     $2.25        $1.93          33,467
                  2013..     $2.02        $2.25          43,116
                  2012..     $1.83        $2.02          35,408
                  2011..     $2.77        $1.83          33,922
                  2010..     $2.27        $2.77          33,394
                  2009..     $1.30        $2.27          32,719
                  2008..     $2.79        $1.30          16,249
                  2007..     $0.00        $2.79           4,020
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(H):
                  2014..     $1.21        $1.28          26,521
                  2013..     $0.99        $1.21          41,795
                  2012..     $0.92        $0.99          34,921
                  2011..     $0.97        $0.92          41,269
                  2010..     $0.86        $0.97          48,770
                  2009..     $0.66        $0.86          38,689
                  2008..     $0.94        $0.66          11,727
                  2007..     $1.00(f)     $0.94              --

2.50% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014....     $1.42        $1.50              --
                 2013....     $1.06        $1.42              --
                 2012....     $0.93        $1.06              --
                 2011....     $1.02        $0.93              --
                 2010....     $0.81        $1.02              --
                 2009....     $0.59        $0.81              --
                 2008....     $1.24        $0.59              --
                 2007....     $1.00(f)     $1.24              --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014....     $0.70        $0.66          33,290
                 2013....     $0.73        $0.70          46,326
                 2012....     $0.63        $0.73          38,418
                 2011....     $0.78        $0.63          29,833
                 2010....     $0.68        $0.78          34,762
                 2009....     $0.41        $0.68          38,124
                 2008....     $1.00        $0.41          10,469
                 2007....     $1.00(f)     $0.97              --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                 2014....     $1.19        $1.28              --
                 2013....     $0.89        $1.19              --
                 2012....     $0.82        $0.89              --
                 2011....     $0.87        $0.82              --
                 2010....     $0.73        $0.87              --
                 2009....     $0.57        $0.73              --
                 2008....     $0.96        $0.57              --
                 2007....     $1.00(f)     $0.96              --
                OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BC):
                 2014....     $2.10        $1.90              --
                 2013....     $1.71        $2.10              --
                 2012....     $1.44        $1.71              --
                 2011....     $1.60        $1.44              --
                 2010....     $1.43        $1.60              --
                 2009....     $1.06        $1.43              --
                 2008....     $1.90        $1.06              --
                 2007....     $1.00(f)     $1.90              --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014....     $1.31        $1.43          86,395
                 2013....     $0.96        $1.31          87,532
                 2012....     $0.83        $0.96          78,840
                 2011....     $0.88        $0.83          78,662
                 2010....     $0.73        $0.88         116,137
                 2009....     $0.55        $0.73              --
                 2008....     $0.90        $0.55              --
                 2007....     $1.00(f)     $0.90              --
                PIMCO VIT GLOBAL DIVERSIFIED
                 ALLOCATION SUB-ACCOUNT(AS):
                 2014....     $1.04        $1.07              --
                 2013....     $1.00        $1.04              --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014....     $1.00        $0.98              --
                 2013....     $1.03        $1.00          28,743
                 2012....     $0.99        $1.03          63,512
                 2011....     $1.01        $0.99              --
                 2010....     $1.00        $1.01              --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014....     $1.06        $1.07              --
                 2013....     $1.10        $1.06          26,656
                 2012....     $1.03        $1.10          90,117
                 2011....     $1.02        $1.03              --
                 2010....     $1.00        $1.02              --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.48       $1.63            --
                 2013..     $1.15       $1.48            --
                 2012..     $0.99       $1.15            --
                 2011..     $0.99       $0.99            --
                 2010..     $0.90       $0.99            --
                 2009..     $0.72       $0.90            --
                 2008..     $1.33       $0.72            --
                 2007..     $1.00(f)    $1.33            --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.50       $1.62            --
                 2013..     $1.13       $1.50            --
                 2012..     $0.98       $1.13            --
                 2011..     $1.05       $0.98            --
                 2010..     $0.94       $1.05            --
                 2009..     $0.74       $0.94            --
                 2008..     $1.24       $0.74            --
                 2007..     $1.00(f)    $1.24            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.51       $1.37            --
                 2013..     $1.20       $1.51            --
                 2012..     $1.01       $1.20            --
                 2011..     $1.25       $1.01            --
                 2010..     $1.17       $1.25         4,217
                 2009..     $0.96       $1.17         4,195
                 2008..     $1.75       $0.96         3,320
                 2007..     $0.00       $1.75         3,801
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.64       $1.81            --
                 2013..     $1.23       $1.64            --
                 2012..     $1.08       $1.23            --
                 2011..     $1.17       $1.08            --
                 2010..     $1.00       $1.17            --
                 2009..     $0.78       $1.00            --
                 2008..     $1.30       $0.78            --
                 2007..     $1.00(f)    $1.30            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.66       $1.78            --
                 2013..     $1.18       $1.66            --
                 2012..     $1.06       $1.18            --
                 2011..     $1.33       $1.06            --
                 2010..     $1.13       $1.33            --
                 2009..     $0.70       $1.13            --
                 2008..     $1.15       $0.70            --
                 2007..     $1.00(f)    $1.15            --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.07       $1.07            --
                 2013..     $1.01       $1.07            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.02       $1.02            --
                 2013..     $1.00       $1.02            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.14       $1.13            --
                 2013..     $1.01       $1.14            --
                 2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.11            --
                 2013..     $1.01       $1.11            --
                 2012..     $1.00       $1.01            --

2.55% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.14       $1.18          --
                 2013..     $1.18       $1.14          --
                 2012..     $1.12       $1.18          --
                 2011..     $1.07       $1.12          --
                 2010..     $1.00       $1.07          --
                 2009..     $0.89       $1.00          --
                 2008..     $1.00       $0.89          --
                 2007..     $1.00(f)    $1.00          --
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.09       $2.23          --
                 2013..     $1.62       $2.09          --
                 2012..     $1.42       $1.62          --
                 2011..     $1.49       $1.42          --
                 2010..     $1.21       $1.49          --
                 2009..     $0.91       $1.21          --
                 2008..     $1.47       $0.91          --
                 2007..     $1.00(f)    $1.47          --
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.61       $1.77          --
                 2013..     $1.25       $1.61          --
                 2012..     $1.11       $1.25          --
                 2011..     $1.12       $1.11          --
                 2010..     $1.00       $1.12          --
                 2009..     $0.82       $1.00          --
                 2008..     $1.34       $0.82          --
                 2007..     $1.00(f)    $1.34          --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.38       $1.37          --
                 2013..     $1.42       $1.38          --
                 2012..     $1.25       $1.42          --
                 2011..     $1.29       $1.25          --
                 2010..     $1.16       $1.29          --
                 2009..     $1.01       $1.16          --
                 2008..     $1.00       $1.01          --
                 2007..     $1.00(f)    $1.00          --
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.05       $1.11          --
                 2013..     $1.00(ap)   $1.05          --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.89       $0.87          --
                 2013..     $0.91       $0.89          --
                 2012..     $0.94       $0.91          --
                 2011..     $0.96       $0.94          --
                 2010..     $0.99       $0.96          --
                 2009..     $1.01       $0.99          --
                 2008..     $1.01       $1.01          --
                 2007..     $1.00(f)    $1.01          --
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $0.99       $1.02          --
                 2013..     $1.04       $0.99          --
                 2012..     $1.03       $1.04          --
                 2011..     $0.99       $1.03          --
                 2010..     $0.95       $0.99          --
                 2009..     $0.90       $0.95          --
                 2008..     $1.06       $0.90          --
                 2007..     $1.00(f)    $1.06          --
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.76       $2.23          --
                 2013..     $1.78       $1.76          --
                 2012..     $1.55       $1.78          --
                 2011..     $1.51       $1.55          --
                 2010..     $1.20       $1.51          --
                 2009..     $0.99       $1.20          --
                 2008..     $1.59       $0.99          --
                 2007..     $1.00(f)    $1.59          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.74(bt)   $1.92          --
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.67(bt)   $1.78          --
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $1.93(bt)   $2.12          --
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $1.92(bt)   $2.05          --
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.04       $1.06          --
                 2013..     $1.00       $1.04          --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                 2014..     $0.58       $0.53          --
                 2013..     $0.49       $0.58          --
                 2012..     $0.44       $0.49          --
                 2011..     $0.56       $0.44          --
                 2010..     $0.55       $0.56          --
                 2009..     $0.42       $0.55          --
                 2008..     $1.00       $0.42          --
                 2007..     $1.00(f)    $0.92          --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                 2014..     $1.58       $1.73          --
                 2013..     $1.20       $1.58          --
                 2012..     $1.07       $1.20          --
                 2011..     $1.07       $1.07          --
                 2010..     $0.96       $1.07          --
                 2009..     $0.84       $0.96          --
                 2008..     $1.32       $0.84          --
                 2007..     $1.00(f)    $1.32          --
                AMERICAN CENTURY VP INFLATION
                 PROTECTION SUB-ACCOUNT:
                 2014..     $1.12       $1.13          --
                 2013..     $1.26       $1.12          --
                 2012..     $1.20       $1.26          --
                 2011..     $1.10       $1.20          --
                 2010..     $1.08       $1.10          --
                 2009..     $1.00       $1.08          --
                 2008..     $1.04       $1.00          --
                 2007..     $1.00(f)    $1.04          --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/
                 SUB-ACCOUNT(AB):
                 2014..     $0.97       $0.96          --
                 2013..     $1.02       $0.97          --
                 2012..     $0.98       $1.02          --
                 2011..     $1.00       $0.98          --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                 SUB-ACCOUNT(X):
                 2014..     $1.24       $1.23          --
                 2013..     $0.98       $1.24          --
                 2012..     $0.82       $0.98          --
                 2011..     $1.00       $0.82          --
                AMERICAN FUNDS IS: GLOBAL SMALL
                 CAPITALIZATION/SM/ SUB-ACCOUNT(AC):
                 2014..     $1.09       $1.09          --
                 2013..     $0.87       $1.09          --
                 2012..     $0.76       $0.87          --
                 2011..     $1.00       $0.76          --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                 2014..     $1.25       $1.33          --
                 2013..     $0.99       $1.25          --
                 2012..     $0.86       $0.99          --
                 2011..     $1.00       $0.86          --

2.55% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014..      $1.34        $1.45           --
                  2013..      $1.03        $1.34           --
                  2012..      $0.90        $1.03           --
                  2011..      $1.00        $0.90           --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.05        $1.00           --
                  2013...     $0.89        $1.05           --
                  2012...     $0.77        $0.89           --
                  2011...     $1.00        $0.77           --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.01        $0.90           --
                  2013...     $0.93        $1.01           --
                  2012...     $0.81        $0.93           --
                  2011...     $1.00        $0.81           --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $0.98        $1.01           --
                  2013...     $1.04        $0.98           --
                  2012...     $1.05        $1.04           --
                  2011...     $1.00        $1.05           --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.54        $1.63           --
                  2013...     $1.24        $1.54           --
                  2012...     $1.08        $1.24           --
                  2011...     $1.10        $1.08           --
                  2010...     $0.99        $1.10           --
                  2009...     $0.78        $0.99           --
                  2008...     $1.40        $0.78           --
                  2007...     $1.00(f)     $1.40           --
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.44        $2.52           --
                  2013...     $1.84        $2.44           --
                  2012...     $1.65        $1.84           --
                  2011...     $1.90        $1.65           --
                  2010...     $1.51        $1.90           --
                  2009...     $1.11        $1.51           --
                  2008...     $1.89        $1.11           --
                  2007...     $1.00(f)     $1.89           --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.63        $1.70           --
                  2013...     $1.30        $1.63           --
                  2012...     $1.17        $1.30           --
                  2011...     $1.21        $1.17           --
                  2010...     $1.12        $1.21           --
                  2009...     $0.91        $1.12           --
                  2008...     $1.48        $0.91           --
                  2007...     $1.00(f)     $1.48           --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                  2014...     $1.34        $1.32           --
                  2013...     $1.01        $1.34           --
                  2012...     $0.88        $1.01           --
                  2011...     $0.93        $0.88           --
                  2010...     $0.75        $0.93           --
                  2009...     $0.59        $0.75           --
                  2008...     $0.91        $0.59           --
                  2007...     $1.00(f)     $0.91           --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(AZ):
                  2014...     $1.77        $1.86           --
                  2013...     $1.32        $1.77           --
                  2012...     $1.22        $1.32           --
                  2011...     $1.31        $1.22           --
                  2010...     $1.06        $1.31           --
                  2009...     $0.75        $1.06           --
                  2008...     $1.35        $0.75           --
                  2007...     $1.00(f)     $1.35           --


                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BB):
                  2014..      $2.02       $1.80          --
                  2013..      $2.09       $2.02          --
                  2012..      $1.89       $2.09          --
                  2011..      $2.31       $1.89          --
                  2010..      $2.01       $2.31          --
                  2009..      $1.20       $2.01          --
                  2008..      $2.60       $1.20          --
                  2007..      $1.00(f)    $2.60          --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                  2014..      $1.03       $1.05          --
                  2013..      $1.00       $1.03          --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                  2014..      $1.03       $1.00          --
                  2013..      $1.05       $1.03          --
                  2012..      $1.05       $1.05          --
                  2011..      $1.01       $1.05          --
                  2010..      $1.00       $1.01          --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014..      $0.96       $0.97          --
                  2013..      $0.83       $0.96          --
                  2012..      $0.75       $0.83          --
                  2011..      $0.81       $0.75          --
                  2010..      $0.71       $0.81          --
                  2009..      $0.58       $0.71          --
                  2008..      $1.00       $0.58          --
                  2007..      $1.00(f)    $0.94          --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.04       $1.06          --
                  2013...     $0.95       $1.04          --
                  2012...     $0.88       $0.95          --
                  2011...     $0.91       $0.88          --
                  2010...     $0.83       $0.91          --
                  2009...     $0.72       $0.83          --
                  2008...     $0.97       $0.72          --
                  2007...     $1.00(f)    $0.97          --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.04       $1.04          --
                  2013...     $1.04       $1.04          --
                  2012...     $1.02       $1.04          --
                  2011...     $1.01       $1.02          --
                  2010...     $0.97       $1.01          --
                  2009...     $0.92       $0.97          --
                  2008...     $1.01       $0.92          --
                  2007...     $1.00(f)    $1.01          --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.00       $1.02          --
                  2013...     $0.88       $1.00          --
                  2012...     $0.80       $0.88          --
                  2011...     $0.85       $0.80          --
                  2010...     $0.76       $0.85          --
                  2009...     $0.63       $0.76          --
                  2008...     $1.00       $0.63          --
                  2007...     $1.00(f)    $0.95          --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.04       $1.04          --
                  2013...     $0.99       $1.04          --
                  2012...     $0.94       $0.99          --
                  2011...     $0.96       $0.94          --
                  2010...     $0.89       $0.96          --
                  2009...     $0.82       $0.89          --
                  2008...     $1.00       $0.82          --
                  2007...     $1.00(f)    $0.99          --

2.55% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(S)(AI)(AK):
                 2014..     $1.28       $1.36          --
                 2013..     $0.98       $1.28          --
                 2012..     $0.86       $0.98          --
                 2011..     $0.87       $0.86          --
                 2010..     $0.73       $0.87          --
                 2009..     $0.54       $0.73          --
                 2008..     $0.95       $0.54          --
                 2007..     $1.00(f)    $0.95          --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                 2014..     $1.74       $1.85          --
                 2013..     $1.31       $1.74          --
                 2012..     $1.13       $1.31          --
                 2011..     $1.19       $1.13          --
                 2010..     $1.05       $1.19          --
                 2009..     $0.84       $1.05          --
                 2008..     $1.34       $0.84          --
                 2007..     $1.00(f)    $1.34          --
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(K)(V)(AM):
                 2014..     $1.24       $1.32          --
                 2013..     $1.02       $1.24          --
                 2012..     $0.93       $1.02          --
                 2011..     $0.97       $0.93          --
                 2010..     $0.93       $0.97          --
                 2009..     $0.71       $0.93          --
                 2008..     $1.19       $0.71          --
                 2007..     $1.00(f)    $1.19          --
                INVESCO V.I. GROWTH AND INCOME
                 SUB-ACCOUNT(R)(AN):
                 2014..     $1.76       $1.89          --
                 2013..     $1.35       $1.76          --
                 2012..     $1.21       $1.35          --
                 2011..     $1.27       $1.21          --
                 2010..     $1.16       $1.27          --
                 2009..     $0.96       $1.16          --
                 2008..     $1.45       $0.96          --
                 2007..     $1.00(f)    $1.45          --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                 2014..     $1.29       $1.29          --
                 2013..     $0.97       $1.29          --
                 2012..     $0.87       $0.97          --
                 2011..     $0.91       $0.87          --
                 2010..     $0.72       $0.91          --
                 2009..     $0.61       $0.72          --
                 2008..     $0.92       $0.61          --
                 2007..     $1.00(f)    $0.92          --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                 2014..     $2.78       $2.56          --
                 2013..     $2.28       $2.78          --
                 2012..     $1.96       $2.28          --
                 2011..     $2.17       $1.96          --
                 2010..     $2.04       $2.17          --
                 2009..     $1.68       $2.04          --
                 2008..     $2.32       $1.68          --
                 2007..     $1.00(f)    $2.32          --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.76       $1.84          --
                 2013..     $1.46       $1.76          --
                 2012..     $1.34       $1.46          --
                 2011..     $1.33       $1.34          --
                 2010..     $1.16       $1.33          --
                 2009..     $1.05       $1.16          --
                 2008..     $1.37       $1.05          --
                 2007..     $1.00(f)    $1.37          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.09       $2.24          --
                 2013..     $1.61       $2.09          --
                 2012..     $1.39       $1.61          --
                 2011..     $1.40       $1.39          --
                 2010..     $1.19       $1.40          --
                 2009..     $0.99       $1.19          --
                 2008..     $1.55       $0.99          --
                 2007..     $1.00(f)    $1.55          --
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.78       $1.75          --
                 2013..     $1.53       $1.78          --
                 2012..     $1.33       $1.53          --
                 2011..     $1.48       $1.33          --
                 2010..     $1.32       $1.48          --
                 2009..     $1.07       $1.32          --
                 2008..     $1.89       $1.07          --
                 2007..     $1.00(f)    $1.89          --
                IVY FUNDS VIP GLOBAL NATURAL
                 RESOURCES SUB-ACCOUNT(I):
                 2014..     $1.23       $1.04          --
                 2013..     $1.17       $1.23          --
                 2012..     $1.18       $1.17          --
                 2011..     $1.54       $1.18          --
                 2010..     $1.35       $1.54          --
                 2009..     $0.80       $1.35          --
                 2008..     $2.12       $0.80          --
                 2007..     $1.00(f)    $2.12          --
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.02       $1.02          --
                 2013..     $1.00       $1.02          --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.80       $1.78          --
                 2013..     $1.48       $1.80          --
                 2012..     $1.34       $1.48          --
                 2011..     $1.59       $1.34          --
                 2010..     $1.43       $1.59          --
                 2009..     $1.07       $1.43          --
                 2008..     $1.91       $1.07          --
                 2007..     $1.00(f)    $1.91          --
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.20       $2.11          --
                 2013..     $1.43       $2.20          --
                 2012..     $1.32       $1.43          --
                 2011..     $1.45       $1.32          --
                 2010..     $1.06       $1.45          --
                 2009..     $0.77       $1.06          --
                 2008..     $1.51       $0.77          --
                 2007..     $1.00(f)    $1.51          --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $2.15       $2.26          --
                 2013..     $1.69       $2.15          --
                 2012..     $1.53       $1.69          --
                 2011..     $1.58       $1.53          --
                 2010..     $1.23       $1.58          --
                 2009..     $0.86       $1.23          --
                 2008..     $1.39       $0.86          --
                 2007..     $1.00(f)    $1.39          --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.04       $1.06          --
                 2013..     $1.00       $1.04          --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.06          --
                 2013..     $1.00       $1.05          --

2.55% Variable Account Charge Continued


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014...     $1.04        $1.04           --
                 2013...     $1.00        $1.04           --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                 2014...     $3.05        $3.06           --
                 2013...     $2.00        $3.05           --
                 2012...     $1.61        $2.00           --
                 2011...     $1.75        $1.61           --
                 2010...     $1.59        $1.75           --
                 2009...     $1.13        $1.59           --
                 2008...     $1.76        $1.13           --
                 2007...     $1.00(f)     $1.76           --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014...     $1.92        $2.01           --
                 2013...     $1.48        $1.92           --
                 2012...     $1.28        $1.48           --
                 2011...     $1.50        $1.28           --
                 2010...     $1.22        $1.50           --
                 2009...     $0.97        $1.22           --
                 2008...     $1.35        $0.97           --
                 2007...     $1.00(f)     $1.35           --
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014...     $1.76        $1.91           --
                 2013...     $1.34        $1.76           --
                 2012...     $1.15        $1.34           --
                 2011...     $1.28        $1.15           --
                 2010...     $1.10        $1.28           --
                 2009...     $0.89        $1.10           --
                 2008...     $1.38        $0.89           --
                 2007...     $1.00(f)     $1.38           --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014...     $1.79        $1.89           --
                 2013...     $1.53        $1.79           --
                 2012...     $1.39        $1.53           --
                 2011...     $1.40        $1.39           --
                 2010...     $1.33        $1.40           --
                 2009...     $1.09        $1.33           --
                 2008...     $1.33        $1.09           --
                 2007...     $1.00(f)     $1.33           --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014...     $2.09        $2.21           --
                 2013...     $1.64        $2.09           --
                 2012...     $1.35        $1.64           --
                 2011...     $1.49        $1.35           --
                 2010...     $1.44        $1.49           --
                 2009...     $1.01        $1.44           --
                 2008...     $1.86        $1.01           --
                 2007...     $1.00        $1.86           --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014...     $2.24        $1.92           --
                 2013...     $2.01        $2.24           --
                 2012...     $1.82        $2.01           --
                 2011...     $2.76        $1.82           --
                 2010...     $2.26        $2.76           --
                 2009...     $1.30        $2.26           --
                 2008...     $2.79        $1.30           --
                 2007...     $1.00(f)     $2.79           --
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014...     $1.21        $1.28           --
                 2013...     $0.99        $1.21           --
                 2012...     $0.91        $0.99           --
                 2011...     $0.97        $0.91           --
                 2010...     $0.86        $0.97           --
                 2009...     $0.66        $0.86           --
                 2008...     $0.94        $0.66           --
                 2007...     $1.00        $0.94           --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.41       $1.49          --
                 2013..     $1.05       $1.41          --
                 2012..     $0.93       $1.05          --
                 2011..     $1.02       $0.93          --
                 2010..     $0.81       $1.02          --
                 2009..     $0.59       $0.81          --
                 2008..     $1.24       $0.59          --
                 2007..     $1.00(f)    $1.24          --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.70       $0.65          --
                 2013..     $0.73       $0.70          --
                 2012..     $0.62       $0.73          --
                 2011..     $0.78       $0.62          --
                 2010..     $0.68       $0.78          --
                 2009..     $0.41       $0.68          --
                 2008..     $1.00       $0.41          --
                 2007..     $1.00(f)    $0.97          --
                NEUBERGER BERMAN AMT SOCIALLY
                 RESPONSIVE SUB-ACCOUNT:
                 2014..     $1.19       $1.27          --
                 2013..     $0.89       $1.19          --
                 2012..     $0.82       $0.89          --
                 2011..     $0.87       $0.82          --
                 2010..     $0.73       $0.87          --
                 2009..     $0.57       $0.73          --
                 2008..     $0.96       $0.57          --
                 2007..     $1.00(f)    $0.96          --
                OPPENHEIMER INTERNATIONAL
                 GROWTH/VA SUB-ACCOUNT(BC):
                 2014..     $2.09       $1.89          --
                 2013..     $1.70       $2.09          --
                 2012..     $1.44       $1.70          --
                 2011..     $1.60       $1.44          --
                 2010..     $1.43       $1.60          --
                 2009..     $1.05       $1.43          --
                 2008..     $1.90       $1.05          --
                 2007..     $1.00(f)    $1.90          --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.31       $1.42          --
                 2013..     $0.95       $1.31          --
                 2012..     $0.83       $0.95          --
                 2011..     $0.87       $0.83          --
                 2010..     $0.73       $0.87          --
                 2009..     $0.55       $0.73          --
                 2008..     $0.90       $0.55          --
                 2007..     $1.00(f)    $0.90          --
                PIMCO VIT GLOBAL DIVERSIFIED
                 ALLOCATION SUB-ACCOUNT(AS):
                 2014..     $1.04       $1.07          --
                 2013..     $1.00       $1.04          --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $1.00       $0.98          --
                 2013..     $1.02       $1.00          --
                 2012..     $0.99       $1.02          --
                 2011..     $1.01       $0.99          --
                 2010..     $1.00       $1.01          --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.05       $1.07          --
                 2013..     $1.10       $1.05          --
                 2012..     $1.03       $1.10          --
                 2011..     $1.02       $1.03          --
                 2010..     $1.00       $1.02          --

2.55% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.47       $1.62          --
                 2013..     $1.14       $1.47          --
                 2012..     $0.98       $1.14          --
                 2011..     $0.99       $0.98          --
                 2010..     $0.90       $0.99          --
                 2009..     $0.71       $0.90          --
                 2008..     $1.33       $0.71          --
                 2007..     $1.00(f)    $1.33          --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.49       $1.61          --
                 2013..     $1.13       $1.49          --
                 2012..     $0.97       $1.13          --
                 2011..     $1.04       $0.97          --
                 2010..     $0.94       $1.04          --
                 2009..     $0.74       $0.94          --
                 2008..     $1.24       $0.74          --
                 2007..     $1.00(f)    $1.24          --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.50       $1.36          --
                 2013..     $1.20       $1.50          --
                 2012..     $1.01       $1.20          --
                 2011..     $1.25       $1.01          --
                 2010..     $1.16       $1.25          --
                 2009..     $0.96       $1.16          --
                 2008..     $1.75       $0.96          --
                 2007..     $1.00(f)    $1.75          --
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.63       $1.80          --
                 2013..     $1.23       $1.63          --
                 2012..     $1.08       $1.23          --
                 2011..     $1.16       $1.08          --
                 2010..     $1.00       $1.16          --
                 2009..     $0.78       $1.00          --
                 2008..     $1.30       $0.78          --
                 2007..     $1.00(f)    $1.30          --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.65       $1.77          --
                 2013..     $1.18       $1.65          --
                 2012..     $1.06       $1.18          --
                 2011..     $1.32       $1.06          --
                 2010..     $1.12       $1.32          --
                 2009..     $0.70       $1.12          --
                 2008..     $1.15       $0.70          --
                 2007..     $1.00(f)    $1.15          --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.06       $1.07          --
                 2013..     $1.01       $1.06          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.02       $1.02          --
                 2013..     $1.00       $1.02          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.14       $1.12          --
                 2013..     $1.01       $1.14          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.11          --
                 2013..     $1.01       $1.11          --
                 2012..     $1.00       $1.01          --


2.65% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.13       $1.17            --
                 2013..     $1.16       $1.13            --
                 2012..     $1.11       $1.16            --
                 2011..     $1.06       $1.11            --
                 2010..     $0.99       $1.06        13,124
                 2009..     $0.88       $0.99        13,843
                 2008..     $1.05       $0.88        15,431
                 2007..     $1.05       $1.05        19,100
                 2006..     $1.03       $1.05        39,994
                 2005..     $1.03       $1.03        39,427
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $2.07       $2.21            --
                 2013..     $1.60       $2.07            --
                 2012..     $1.40       $1.60            --
                 2011..     $1.48       $1.40            --
                 2010..     $1.20       $1.48         3,261
                 2009..     $0.91       $1.20         3,708
                 2008..     $1.46       $0.91         3,707
                 2007..     $1.40       $1.46         3,977
                 2006..     $1.31       $1.40         7,360
                 2005..     $1.20       $1.31         7,291
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.59       $1.75        14,180
                 2013..     $1.24       $1.59        14,387
                 2012..     $1.10       $1.24        14,597
                 2011..     $1.11       $1.10        14,811
                 2010..     $1.00       $1.11        15,026
                 2009..     $0.81       $1.00        15,395
                 2008..     $1.33       $0.81        16,137
                 2007..     $1.30       $1.33        13,878
                 2006..     $1.16       $1.30        13,524
                 2005..     $1.14       $1.16        14,114
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.37       $1.36            --
                 2013..     $1.41       $1.37            --
                 2012..     $1.24       $1.41            --
                 2011..     $1.28       $1.24            --
                 2010..     $1.15       $1.28            --
                 2009..     $1.01       $1.15            --
                 2008..     $0.99       $1.01            --
                 2007..     $1.00(f)    $0.99            --
                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.05       $1.11            --
                 2013..     $1.00(ap)   $1.05            --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.88       $0.86            --
                 2013..     $0.91       $0.88            --
                 2012..     $0.93       $0.91            --
                 2011..     $0.95       $0.93        10,987
                 2010..     $0.98       $0.95        23,392
                 2009..     $1.00       $0.98        21,740
                 2008..     $1.01       $1.00        17,758
                 2007..     $0.99       $1.01        26,776
                 2006..     $0.97       $0.99        41,655
                 2005..     $0.98       $0.97        40,782
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $0.98       $1.01            --
                 2013..     $1.03       $0.98            --
                 2012..     $1.02       $1.03            --
                 2011..     $0.98       $1.02            --
                 2010..     $0.95       $0.98            --
                 2009..     $0.90       $0.95            --
                 2008..     $1.06       $0.90            --
                 2007..     $1.00(f)    $1.06            --

2.65% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AE):
                  2014..      $1.74        $2.21             --
                  2013..      $1.77        $1.74             --
                  2012..      $1.54        $1.77             --
                  2011..      $1.50        $1.54             --
                  2010..      $1.19        $1.50          1,659
                  2009..      $0.98        $1.19          2,129
                  2008..      $1.59        $0.98          1,596
                  2007..      $1.93        $1.59          1,808
                  2006..      $1.52        $1.93          1,748
                  2005..      $1.40        $1.52          2,023
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                  2014..      $1.72(bt)    $1.90             --
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(BK)(BL)(BM):
                  2014...     $1.65(bt)    $1.76             --
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(BN)(BO)(BP):
                  2014...     $1.91(bt)    $2.10             --
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                  2014...     $1.90(bt)    $2.02             --
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                  2014...     $1.04        $1.05             --
                  2013...     $1.00        $1.04             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                  2014...     $0.58        $0.53             --
                  2013...     $0.48        $0.58             --
                  2012...     $0.44        $0.48             --
                  2011...     $0.56        $0.44             --
                  2010...     $0.55        $0.56             --
                  2009...     $0.42        $0.55             --
                  2008...     $1.00        $0.42             --
                  2007...     $1.00(f)     $0.92             --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2014...     $1.57        $1.71             --
                  2013...     $1.19        $1.57             --
                  2012...     $1.06        $1.19             --
                  2011...     $1.06        $1.06             --
                  2010...     $0.96        $1.06             --
                  2009...     $0.84        $0.96             --
                  2008...     $1.31        $0.84             --
                  2007...     $1.00(f)     $1.31             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2014...     $1.12        $1.12             --
                  2013...     $1.25        $1.12             --
                  2012...     $1.20        $1.25             --
                  2011...     $1.10        $1.20             --
                  2010...     $1.07        $1.10             --
                  2009...     $1.00        $1.07             --
                  2008...     $1.04        $1.00             --
                  2007...     $1.00(f)     $1.04             --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AB):
                  2014...     $0.97        $0.95             --
                  2013...     $1.02        $0.97             --
                  2012...     $0.98        $1.02             --
                  2011...     $1.00        $0.98             --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(X):
                  2014...     $1.23        $1.23             --
                  2013...     $0.98        $1.23             --
                  2012...     $0.82        $0.98             --
                  2011...     $1.00        $0.82             --


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(AC):
                  2014..      $1.09        $1.08             --
                  2013..      $0.87        $1.09             --
                  2012..      $0.76        $0.87             --
                  2011..      $1.00        $0.76             --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                  2014..      $1.25        $1.32             --
                  2013..      $0.99        $1.25             --
                  2012..      $0.86        $0.99             --
                  2011..      $1.00        $0.86             --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(Y):
                  2014..      $1.34        $1.44             --
                  2013..      $1.03        $1.34             --
                  2012..      $0.90        $1.03             --
                  2011..      $1.00        $0.90             --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AD):
                  2014...     $1.05        $1.00             --
                  2013...     $0.89        $1.05             --
                  2012...     $0.77        $0.89             --
                  2011...     $1.00        $0.77             --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                  2014...     $1.00        $0.90             --
                  2013...     $0.93        $1.00             --
                  2012...     $0.81        $0.93             --
                  2011...     $1.00        $0.81             --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                  2014...     $0.98        $1.00             --
                  2013...     $1.04        $0.98             --
                  2012...     $1.05        $1.04             --
                  2011...     $1.00        $1.05             --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2014...     $1.52        $1.61             --
                  2013...     $1.22        $1.52             --
                  2012...     $1.07        $1.22             --
                  2011...     $1.10        $1.07          9,606
                  2010...     $0.98        $1.10         17,487
                  2009...     $0.77        $0.98         18,188
                  2008...     $1.39        $0.77         17,702
                  2007...     $1.41        $1.39         16,457
                  2006...     $1.21        $1.41         35,775
                  2005...     $1.17        $1.21         38,839
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2014...     $2.41        $2.49             --
                  2013...     $1.82        $2.41             --
                  2012...     $1.64        $1.82             --
                  2011...     $1.88        $1.64             --
                  2010...     $1.50        $1.88             --
                  2009...     $1.11        $1.50             --
                  2008...     $1.88        $1.11             --
                  2007...     $1.00(f)     $1.88             --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                  2014...     $1.61        $1.68             --
                  2013...     $1.29        $1.61             --
                  2012...     $1.16        $1.29             --
                  2011...     $1.20        $1.16             --
                  2010...     $1.11        $1.20             --
                  2009...     $0.90        $1.11             --
                  2008...     $1.48        $0.90             --
                  2007...     $1.00(f)     $1.48             --

2.65% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.33       $1.31          --
                 2013..     $1.00       $1.33          --
                 2012..     $0.87       $1.00          --
                 2011..     $0.93       $0.87          --
                 2010..     $0.74       $0.93          --
                 2009..     $0.59       $0.74          --
                 2008..     $0.91       $0.59          --
                 2007..     $1.00(f)    $0.91          --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $1.75       $1.84          --
                 2013..     $1.30       $1.75          --
                 2012..     $1.21       $1.30          --
                 2011..     $1.30       $1.21          --
                 2010..     $1.05       $1.30          --
                 2009..     $0.75       $1.05          --
                 2008..     $1.34       $0.75          --
                 2007..     $1.00(f)    $1.34          --
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $2.00       $1.78          --
                 2013..     $2.07       $2.00          --
                 2012..     $1.88       $2.07          --
                 2011..     $2.29       $1.88          --
                 2010..     $2.00       $2.29          --
                 2009..     $1.19       $2.00          --
                 2008..     $2.59       $1.19          --
                 2007..     $1.00(f)    $2.59          --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.03       $1.04          --
                 2013..     $1.00       $1.03          --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.02       $1.00          --
                 2013..     $1.05       $1.02          --
                 2012..     $1.05       $1.05          --
                 2011..     $1.01       $1.05          --
                 2010..     $1.00       $1.01          --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $0.95       $0.97          --
                 2013..     $0.83       $0.95          --
                 2012..     $0.74       $0.83          --
                 2011..     $0.80       $0.74          --
                 2010..     $0.71       $0.80          --
                 2009..     $0.58       $0.71          --
                 2008..     $1.00       $0.58          --
                 2007..     $1.00(f)    $0.94          --
                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.03       $1.05          --
                 2013..     $0.95       $1.03          --
                 2012..     $0.88       $0.95          --
                 2011..     $0.91       $0.88          --
                 2010..     $0.83       $0.91          --
                 2009..     $0.72       $0.83          --
                 2008..     $0.97       $0.72          --
                 2007..     $1.00(f)    $0.97          --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.04       $1.04          --
                 2013..     $1.04       $1.04          --
                 2012..     $1.01       $1.04          --
                 2011..     $1.01       $1.01          --
                 2010..     $0.97       $1.01          --
                 2009..     $0.92       $0.97          --
                 2008..     $1.00       $0.92          --
                 2007..     $1.00(f)    $1.00          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IBBOTSON GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $0.99       $1.01          --
                 2013..     $0.88       $0.99          --
                 2012..     $0.80       $0.88          --
                 2011..     $0.85       $0.80          --
                 2010..     $0.76       $0.85          --
                 2009..     $0.63       $0.76          --
                 2008..     $1.00       $0.63          --
                 2007..     $1.00(f)    $0.95          --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $1.03       $1.04          --
                 2013..     $0.99       $1.03          --
                 2012..     $0.94       $0.99          --
                 2011..     $0.95       $0.94          --
                 2010..     $0.89       $0.95          --
                 2009..     $0.82       $0.89          --
                 2008..     $1.00       $0.82          --
                 2007..     $1.00(f)    $0.99          --
                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(S)(AI)(AK):
                 2014..     $1.27       $1.35          --
                 2013..     $0.97       $1.27          --
                 2012..     $0.85       $0.97          --
                 2011..     $0.87       $0.85          --
                 2010..     $0.73       $0.87          --
                 2009..     $0.54       $0.73          --
                 2008..     $0.95       $0.54          --
                 2007..     $1.00(f)    $0.95          --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                 2014..     $1.72       $1.83          --
                 2013..     $1.30       $1.72          --
                 2012..     $1.12       $1.30          --
                 2011..     $1.18       $1.12          --
                 2010..     $1.05       $1.18          --
                 2009..     $0.84       $1.05          --
                 2008..     $1.34       $0.84          --
                 2007..     $1.00(f)    $1.34          --
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(K)(V)(AM):
                 2014..     $1.23       $1.30          --
                 2013..     $1.01       $1.23          --
                 2012..     $0.92       $1.01          --
                 2011..     $0.97       $0.92          --
                 2010..     $0.92       $0.97          --
                 2009..     $0.71       $0.92          --
                 2008..     $1.18       $0.71          --
                 2007..     $1.00(f)    $1.18          --
                INVESCO V.I. GROWTH AND INCOME
                 SUB-ACCOUNT(R)(AN):
                 2014..     $1.74       $1.86          --
                 2013..     $1.34       $1.74          --
                 2012..     $1.20       $1.34          --
                 2011..     $1.26       $1.20          --
                 2010..     $1.15       $1.26          --
                 2009..     $0.96       $1.15          --
                 2008..     $1.45       $0.96          --
                 2007..     $1.00(f)    $1.45          --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                 2014..     $1.29       $1.28          --
                 2013..     $0.96       $1.29          --
                 2012..     $0.87       $0.96          --
                 2011..     $0.90       $0.87          --
                 2010..     $0.72       $0.90          --
                 2009..     $0.61       $0.72          --
                 2008..     $0.92       $0.61          --
                 2007..     $1.00(f)    $0.92          --

2.65% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                 2014..     $2.75       $2.54            --
                 2013..     $2.26       $2.75            --
                 2012..     $1.94       $2.26            --
                 2011..     $2.15       $1.94            --
                 2010..     $2.03       $2.15            --
                 2009..     $1.67       $2.03            --
                 2008..     $2.31       $1.67            --
                 2007..     $1.00(f)    $2.31            --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                 2014..     $1.74       $1.82            --
                 2013..     $1.44       $1.74            --
                 2012..     $1.33       $1.44            --
                 2011..     $1.32       $1.33            --
                 2010..     $1.16       $1.32            --
                 2009..     $1.05       $1.16            --
                 2008..     $1.36       $1.05            --
                 2007..     $1.00(f)    $1.36            --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                 2014..     $2.07       $2.21            --
                 2013..     $1.59       $2.07            --
                 2012..     $1.38       $1.59            --
                 2011..     $1.39       $1.38            --
                 2010..     $1.18       $1.39            --
                 2009..     $0.98       $1.18            --
                 2008..     $1.54       $0.98            --
                 2007..     $1.00(f)    $1.54            --
                IVY FUNDS VIP GLOBAL GROWTH
                 SUB-ACCOUNT(C)(I)(BW):
                 2014..     $1.76       $1.73            --
                 2013..     $1.52       $1.76            --
                 2012..     $1.32       $1.52            --
                 2011..     $1.46       $1.32         4,076
                 2010..     $1.31       $1.46         6,556
                 2009..     $1.06       $1.31         6,963
                 2008..     $1.88       $1.06         7,254
                 2007..     $1.59       $1.88         6,782
                 2006..     $1.35       $1.59         8,224
                 2005..     $1.19       $1.35         9,110
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(I):
                 2014..     $1.22       $1.03            --
                 2013..     $1.16       $1.22            --
                 2012..     $1.17       $1.16            --
                 2011..     $1.53       $1.17            --
                 2010..     $1.34       $1.53            --
                 2009..     $0.79       $1.34            --
                 2008..     $2.11       $0.79            --
                 2007..     $1.00(f)    $2.11            --
                IVY FUNDS VIP HIGH INCOME
                 SUB-ACCOUNT(AT)(BU)(BV):
                 2014..     $1.02       $1.02            --
                 2013..     $1.00       $1.02            --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $1.78       $1.76            --
                 2013..     $1.46       $1.78            --
                 2012..     $1.33       $1.46            --
                 2011..     $1.58       $1.33            --
                 2010..     $1.42       $1.58            --
                 2009..     $1.07       $1.42            --
                 2008..     $1.90       $1.07            --
                 2007..     $1.77       $1.90            --
                 2006..     $1.41       $1.77         2,332
                 2005..     $1.30       $1.41         2,617


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014...     $2.18        $2.08           --
                 2013...     $1.42        $2.18           --
                 2012...     $1.30        $1.42           --
                 2011...     $1.44        $1.30           --
                 2010...     $1.05        $1.44           --
                 2009...     $0.76        $1.05           --
                 2008...     $1.51        $0.76           --
                 2007...     $1.00(f)     $1.51           --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014...     $2.13        $2.23           --
                 2013...     $1.68        $2.13           --
                 2012...     $1.52        $1.68           --
                 2011...     $1.57        $1.52           --
                 2010...     $1.23        $1.57           --
                 2009...     $0.86        $1.23           --
                 2008...     $1.38        $0.86           --
                 2007...     $1.00(f)     $1.38           --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014...     $1.04        $1.05           --
                 2013...     $1.00        $1.04           --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014...     $1.05        $1.06           --
                 2013...     $1.00        $1.05           --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014...     $1.03        $1.04           --
                 2013...     $1.00        $1.03           --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(I):
                 2014...     $3.02        $3.03           --
                 2013...     $1.98        $3.02           --
                 2012...     $1.59        $1.98           --
                 2011...     $1.74        $1.59           --
                 2010...     $1.58        $1.74           --
                 2009...     $1.13        $1.58           --
                 2008...     $1.75        $1.13           --
                 2007...     $1.00(f)     $1.75           --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014...     $1.90        $1.98           --
                 2013...     $1.46        $1.90           --
                 2012...     $1.27        $1.46           --
                 2011...     $1.49        $1.27           --
                 2010...     $1.21        $1.49           --
                 2009...     $0.96        $1.21           --
                 2008...     $1.34        $0.96           --
                 2007...     $1.00(f)     $1.34           --
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014...     $1.74        $1.88           --
                 2013...     $1.32        $1.74           --
                 2012...     $1.14        $1.32           --
                 2011...     $1.27        $1.14           --
                 2010...     $1.10        $1.27           --
                 2009...     $0.89        $1.10           --
                 2008...     $1.38        $0.89           --
                 2007...     $1.00(f)     $1.38           --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014...     $1.77        $1.87           --
                 2013...     $1.52        $1.77           --
                 2012...     $1.37        $1.52           --
                 2011...     $1.39        $1.37           --
                 2010...     $1.32        $1.39           --
                 2009...     $1.08        $1.32           --
                 2008...     $1.32        $1.08           --
                 2007...     $1.00(f)     $1.32           --

2.65% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $2.07       $2.18          --
                 2013..     $1.62       $2.07          --
                 2012..     $1.34       $1.62          --
                 2011..     $1.48       $1.34          --
                 2010..     $1.43       $1.48          --
                 2009..     $1.01       $1.43          --
                 2008..     $1.85       $1.01          --
                 2007..     $1.00(f)    $1.85          --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $2.21       $1.90          --
                 2013..     $1.99       $2.21          --
                 2012..     $1.81       $1.99          --
                 2011..     $2.74       $1.81          --
                 2010..     $2.25       $2.74          --
                 2009..     $1.29       $2.25          --
                 2008..     $2.77       $1.29          --
                 2007..     $1.00(f)    $2.77          --
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.20       $1.27          --
                 2013..     $0.98       $1.20          --
                 2012..     $0.91       $0.98          --
                 2011..     $0.96       $0.91          --
                 2010..     $0.86       $0.96          --
                 2009..     $0.66       $0.86          --
                 2008..     $0.94       $0.66          --
                 2007..     $1.00(f)    $0.94          --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.40       $1.48          --
                 2013..     $1.04       $1.40          --
                 2012..     $0.92       $1.04          --
                 2011..     $1.01       $0.92          --
                 2010..     $0.80       $1.01          --
                 2009..     $0.58       $0.80          --
                 2008..     $1.24       $0.58          --
                 2007..     $1.00(f)    $1.24          --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.70       $0.65          --
                 2013..     $0.72       $0.70          --
                 2012..     $0.62       $0.72          --
                 2011..     $0.78       $0.62          --
                 2010..     $0.67       $0.78          --
                 2009..     $0.41       $0.67          --
                 2008..     $1.00       $0.41          --
                 2007..     $1.00(f)    $0.97          --
                NEUBERGER BERMAN AMT SOCIALLY
                 RESPONSIVE SUB-ACCOUNT:
                 2014..     $1.18       $1.27          --
                 2013..     $0.88       $1.18          --
                 2012..     $0.82       $0.88          --
                 2011..     $0.87       $0.82          --
                 2010..     $0.73       $0.87          --
                 2009..     $0.57       $0.73          --
                 2008..     $0.96       $0.57          --
                 2007..     $1.00(f)    $0.96          --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(BC):
                 2014..     $2.07       $1.87          --
                 2013..     $1.69       $2.07          --
                 2012..     $1.42       $1.69          --
                 2011..     $1.58       $1.42          --
                 2010..     $1.42       $1.58          --
                 2009..     $1.05       $1.42          --
                 2008..     $1.89       $1.05          --
                 2007..     $1.00(f)    $1.89          --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.30       $1.41            --
                 2013..     $0.95       $1.30            --
                 2012..     $0.83       $0.95            --
                 2011..     $0.87       $0.83            --
                 2010..     $0.73       $0.87            --
                 2009..     $0.55       $0.73            --
                 2008..     $0.90       $0.55            --
                 2007..     $1.00(f)    $0.90            --
                PIMCO VIT GLOBAL DIVERSIFIED
                 ALLOCATION SUB-ACCOUNT(AS):
                 2014..     $1.03       $1.06            --
                 2013..     $1.00       $1.03            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $0.99       $0.97            --
                 2013..     $1.02       $0.99            --
                 2012..     $0.99       $1.02            --
                 2011..     $1.01       $0.99            --
                 2010..     $1.00       $1.01            --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.05       $1.06        58,259
                 2013..     $1.10       $1.05        59,110
                 2012..     $1.03       $1.10        59,973
                 2011..     $1.02       $1.03        60,851
                 2010..     $1.00       $1.02            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.46       $1.60            --
                 2013..     $1.13       $1.46            --
                 2012..     $0.97       $1.13            --
                 2011..     $0.98       $0.97            --
                 2010..     $0.89       $0.98            --
                 2009..     $0.71       $0.89            --
                 2008..     $1.32       $0.71            --
                 2007..     $1.00(f)    $1.32            --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.48       $1.59            --
                 2013..     $1.12       $1.48            --
                 2012..     $0.96       $1.12            --
                 2011..     $1.04       $0.96            --
                 2010..     $0.93       $1.04            --
                 2009..     $0.74       $0.93            --
                 2008..     $1.23       $0.74            --
                 2007..     $1.00(f)    $1.23            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $1.48       $1.35            --
                 2013..     $1.19       $1.48            --
                 2012..     $1.00       $1.19            --
                 2011..     $1.24       $1.00            --
                 2010..     $1.15       $1.24         3,891
                 2009..     $0.95       $1.15         3,890
                 2008..     $1.74       $0.95         3,963
                 2007..     $1.65       $1.74         3,456
                 2006..     $1.33       $1.65        10,335
                 2005..     $1.22       $1.33        11,698
                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.61       $1.78            --
                 2013..     $1.21       $1.61            --
                 2012..     $1.07       $1.21            --
                 2011..     $1.16       $1.07            --
                 2010..     $0.99       $1.16            --
                 2009..     $0.77       $0.99            --
                 2008..     $1.29       $0.77            --
                 2007..     $1.00(f)    $1.29            --

2.65% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.64       $1.75          --
                 2013..     $1.17       $1.64          --
                 2012..     $1.05       $1.17          --
                 2011..     $1.31       $1.05          --
                 2010..     $1.12       $1.31          --
                 2009..     $0.70       $1.12          --
                 2008..     $1.14       $0.70          --
                 2007..     $1.00(f)    $1.14          --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.06       $1.07          --
                 2013..     $1.01       $1.06          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.02       $1.02          --
                 2013..     $1.00       $1.02          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.14       $1.12          --
                 2013..     $1.01       $1.14          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.11       $1.11          --
                 2013..     $1.01       $1.11          --
                 2012..     $1.00       $1.01          --

2.70% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AE):
                 2014..     $1.06       $1.10        48,211
                 2013..     $1.10       $1.06        47,449
                 2012..     $1.05       $1.10        42,409
                 2011..     $1.00       $1.05        39,736
                 2010..     $0.94       $1.00        43,696
                 2009..     $0.83       $0.94        42,207
                 2008..     $0.99       $0.83         5,060
                 2007..     $0.00       $0.99         5,168
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AE):
                 2014..     $1.42       $1.51         2,479
                 2013..     $1.10       $1.42         2,581
                 2012..     $0.96       $1.10        10,004
                 2011..     $1.01       $0.96        11,323
                 2010..     $0.83       $1.01        11,319
                 2009..     $0.62       $0.83        10,480
                 2008..     $1.01       $0.62         1,665
                 2007..     $0.00(f)    $1.01         1,389
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AE):
                 2014..     $1.20       $1.32        24,488
                 2013..     $0.93       $1.20        26,728
                 2012..     $0.83       $0.93            --
                 2011..     $0.84       $0.83            --
                 2010..     $0.75       $0.84            --
                 2009..     $0.62       $0.75            --
                 2008..     $1.01       $0.62            --
                 2007..     $1.00       $1.01            --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AE):
                 2014..     $1.41       $1.40         2,281
                 2013..     $1.45       $1.41         2,150
                 2012..     $1.29       $1.45        10,142
                 2011..     $1.32       $1.29        10,011
                 2010..     $1.19       $1.32        10,204
                 2009..     $1.04       $1.19        10,008
                 2008..     $1.03       $1.04         1,285
                 2007..     $0.00       $1.03         1,453


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
                 2014..     $1.05       $1.11            --
                 2013..     $1.00(ap)   $1.05            --
                SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AE):
                 2014..     $0.87       $0.85         1,362
                 2013..     $0.90       $0.87         1,265
                 2012..     $0.92       $0.90         7,064
                 2011..     $0.95       $0.92         6,063
                 2010..     $0.97       $0.95         6,382
                 2009..     $1.00       $0.97         5,888
                 2008..     $1.00       $1.00           749
                 2007..     $0.00       $1.00           829
                SFT ADVANTUS MORTGAGE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $0.91       $0.94         5,188
                 2013..     $0.96       $0.91         5,349
                 2012..     $0.95       $0.96        13,313
                 2011..     $0.92       $0.95        12,468
                 2010..     $0.88       $0.92        13,474
                 2009..     $0.84       $0.88         8,853
                 2008..     $0.99       $0.84         1,000
                 2007..     $0.00       $0.99         1,031
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(AE):
                 2014..     $1.03       $1.31         8,827
                 2013..     $1.05       $1.03         9,188
                 2012..     $0.91       $1.05         6,746
                 2011..     $0.89       $0.91         7,566
                 2010..     $0.71       $0.89         7,632
                 2009..     $0.58       $0.71         5,522
                 2008..     $0.94       $0.58           406
                 2007..     $0.00       $0.94           391
                SFT IVY/SM/ GROWTH
                 SUB-ACCOUNT(BD)(BE)(BF)(BG)(BH)(BI)(BJ):
                 2014..     $1.34(bt)   $1.48         6,016
                SFT IVY/SM/ SMALL CAP GROWTH
                 SUB-ACCOUNT(BK)(BL)(BM):
                 2014..     $1.18(bt)   $1.25         6,292
                SFT PYRAMIS(R) CORE EQUITY
                 SUB-ACCOUNT(BN)(BO)(BP):
                 2014..     $1.22(bt)   $1.34         6,813
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(BQ)(BR)(BS):
                 2014..     $1.25(bt)   $1.34         6,776
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(AQ)(BY)(BZ):
                 2014..     $1.04       $1.05            --
                 2013..     $1.00       $1.04            --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(BY)(CA):
                 2014..     $0.58       $0.53            --
                 2013..     $0.48       $0.58            --
                 2012..     $0.43       $0.48            --
                 2011..     $0.55       $0.43            --
                 2010..     $0.55       $0.55            --
                 2009..     $0.42       $0.55            --
                 2008..     $1.00       $0.42            --
                 2007..     $1.00(f)    $0.92            --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                 2014..     $1.16       $1.27            --
                 2013..     $0.88       $1.16            --
                 2012..     $0.79       $0.88            --
                 2011..     $0.79       $0.79            --
                 2010..     $0.71       $0.79            --
                 2009..     $0.62       $0.71            --
                 2008..     $1.00       $0.62            --
                 2007..     $1.00(f)    $0.98            --

2.70% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                 2014..     $1.11       $1.12         1,701
                 2013..     $1.25       $1.11         1,476
                 2012..     $1.19       $1.25        21,876
                 2011..     $1.10       $1.19        20,676
                 2010..     $1.07       $1.10        23,323
                 2009..     $1.00       $1.07        21,885
                 2008..     $1.04       $1.00            --
                 2007..     $1.00(f)    $1.04            --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/
                 SUB-ACCOUNT(AB):
                 2014..     $0.96       $0.95            --
                 2013..     $1.02       $0.96            --
                 2012..     $0.98       $1.02            --
                 2011..     $1.00       $0.98            --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                 SUB-ACCOUNT(X):
                 2014..     $1.23       $1.23            --
                 2013..     $0.98       $1.23            --
                 2012..     $0.82       $0.98            --
                 2011..     $1.00       $0.82            --
                AMERICAN FUNDS IS: GLOBAL SMALL
                 CAPITALIZATION/SM/ SUB-ACCOUNT(AC):
                 2014..     $1.09       $1.08            --
                 2013..     $0.87       $1.09            --
                 2012..     $0.76       $0.87            --
                 2011..     $1.00       $0.76            --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(Z):
                 2014..     $1.25       $1.32            --
                 2013..     $0.99       $1.25            --
                 2012..     $0.86       $0.99            --
                 2011..     $1.00       $0.86            --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                 SUB-ACCOUNT(Y):
                 2014..     $1.33       $1.44            --
                 2013..     $1.03       $1.33            --
                 2012..     $0.90       $1.03            --
                 2011..     $1.00       $0.90            --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/
                 SUB-ACCOUNT(AD):
                 2014..     $1.05       $1.00        33,964
                 2013..     $0.89       $1.05        33,054
                 2012..     $0.77       $0.89            --
                 2011..     $1.00       $0.77            --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(W):
                 2014..     $1.00       $0.90            --
                 2013..     $0.93       $1.00            --
                 2012..     $0.81       $0.93            --
                 2011..     $1.00       $0.81            --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(AA):
                 2014..     $0.98       $1.00            --
                 2013..     $1.04       $0.98            --
                 2012..     $1.05       $1.04            --
                 2011..     $1.00       $1.05            --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME
                 SUB-ACCOUNT:
                 2014..     $1.07       $1.12         1,523
                 2013..     $0.86       $1.07         1,612
                 2012..     $0.75       $0.86         1,729
                 2011..     $0.77       $0.75         1,947
                 2010..     $0.69       $0.77         2,020
                 2009..     $0.54       $0.69         1,960
                 2008..     $0.97       $0.54         1,597
                 2007..     $0.00       $0.97         1,224


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                 2014..     $1.32       $1.36            --
                 2013..     $1.00       $1.32            --
                 2012..     $0.90       $1.00            --
                 2011..     $1.03       $0.90            --
                 2010..     $0.83       $1.03            --
                 2009..     $0.61       $0.83            --
                 2008..     $1.03       $0.61            --
                 2007..     $1.00(f)    $1.03            --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BA):
                 2014..     $1.09       $1.14            --
                 2013..     $0.88       $1.09            --
                 2012..     $0.79       $0.88            --
                 2011..     $0.82       $0.79            --
                 2010..     $0.76       $0.82            --
                 2009..     $0.62       $0.76            --
                 2008..     $1.00       $0.62            --
                 2007..     $1.00(f)    $1.00            --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(AY):
                 2014..     $1.33       $1.30           955
                 2013..     $1.00       $1.33         1,017
                 2012..     $0.87       $1.00         7,147
                 2011..     $0.93       $0.87         8,325
                 2010..     $0.74       $0.93         8,047
                 2009..     $0.59       $0.74         6,736
                 2008..     $0.91       $0.59            --
                 2007..     $1.00(f)    $0.91            --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(A)(AZ):
                 2014..     $1.32       $1.38            --
                 2013..     $0.98       $1.32            --
                 2012..     $0.91       $0.98            --
                 2011..     $0.98       $0.91            --
                 2010..     $0.79       $0.98            --
                 2009..     $0.56       $0.79            --
                 2008..     $1.00       $0.56            --
                 2007..     $1.00(f)    $1.00            --
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(BB):
                 2014..     $0.88       $0.78            --
                 2013..     $0.91       $0.88            --
                 2012..     $0.83       $0.91            --
                 2011..     $1.01       $0.83            --
                 2010..     $0.88       $1.01            --
                 2009..     $0.52       $0.88            --
                 2008..     $1.14       $0.52            --
                 2007..     $1.00(f)    $1.14            --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(AR)(BX):
                 2014..     $1.03       $1.04            --
                 2013..     $1.00       $1.03            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(N)(AO):
                 2014..     $1.02       $0.99            --
                 2013..     $1.05       $1.02            --
                 2012..     $1.05       $1.05            --
                 2011..     $1.01       $1.05            --
                 2010..     $1.00       $1.01            --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                 2014..     $0.95       $0.96            --
                 2013..     $0.82       $0.95            --
                 2012..     $0.74       $0.82            --
                 2011..     $0.80       $0.74            --
                 2010..     $0.71       $0.80            --
                 2009..     $0.58       $0.71            --
                 2008..     $1.00       $0.58            --
                 2007..     $1.00(f)    $0.94            --

2.70% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $1.03        $1.04              --
                  2013...     $0.94        $1.03              --
                  2012...     $0.87        $0.94              --
                  2011...     $0.91        $0.87              --
                  2010...     $0.83        $0.91              --
                  2009...     $0.72        $0.83              --
                  2008...     $0.97        $0.72              --
                  2007...     $1.00(f)     $0.97              --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.03        $1.03              --
                  2013...     $1.03        $1.03              --
                  2012...     $1.01        $1.03              --
                  2011...     $1.01        $1.01              --
                  2010...     $0.96        $1.01              --
                  2009...     $0.92        $0.96              --
                  2008...     $1.00        $0.92              --
                  2007...     $1.00(f)     $1.00              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2014...     $0.99        $1.01          25,322
                  2013...     $0.87        $0.99          26,826
                  2012...     $0.79        $0.87          30,406
                  2011...     $0.85        $0.79          30,867
                  2010...     $0.76        $0.85          19,266
                  2009...     $0.63        $0.76          78,230
                  2008...     $1.00        $0.63          79,413
                  2007...     $1.00(f)     $0.95          80,614
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2014...     $1.03        $1.03         125,313
                  2013...     $0.98        $1.03         127,239
                  2012...     $0.94        $0.98         129,193
                  2011...     $0.95        $0.94         131,216
                  2010...     $0.89        $0.95         133,267
                  2009...     $0.81        $0.89         135,353
                  2008...     $1.00        $0.81          75,078
                  2007...     $1.00(f)     $0.99              --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(S)(AI)(AK):
                  2014...     $1.27        $1.35          12,673
                  2013...     $0.97        $1.27          13,035
                  2012...     $0.85        $0.97              --
                  2011...     $0.87        $0.85              --
                  2010...     $0.73        $0.87              --
                  2009...     $0.54        $0.73              --
                  2008...     $0.94        $0.54              --
                  2007...     $1.00(f)     $0.94              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(Q)(AL):
                  2014...     $1.23        $1.31              --
                  2013...     $0.93        $1.23              --
                  2012...     $0.81        $0.93              --
                  2011...     $0.85        $0.81              --
                  2010...     $0.75        $0.85              --
                  2009...     $0.60        $0.75              --
                  2008...     $0.96        $0.60              --
                  2007...     $1.00(f)     $0.96              --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(K)(V)(AM):
                  2014...     $1.02        $1.08              --
                  2013...     $0.84        $1.02              --
                  2012...     $0.77        $0.84              --
                  2011...     $0.80        $0.77              --
                  2010...     $0.77        $0.80              --
                  2009...     $0.59        $0.77              --
                  2008...     $0.99        $0.59              --
                  2007...     $1.00(f)     $0.99              --


                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------

                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(R)(AN):
                  2014...     $1.20         $1.28             --
                  2013...     $0.92         $1.20             --
                  2012...     $0.83         $0.92             --
                  2011...     $0.87         $0.83             --
                  2010...     $0.80         $0.87             --
                  2009...     $0.66         $0.80             --
                  2008...     $1.00         $0.66             --
                  2007...     $1.00(f)      $1.00             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(K):
                  2014...     $1.28         $1.27          1,306
                  2013...     $0.96         $1.28          1,406
                  2012...     $0.87         $0.96          7,486
                  2011...     $0.90         $0.87          8,547
                  2010...     $0.72         $0.90          8,682
                  2009...     $0.61         $0.72          7,027
                  2008...     $0.92         $0.61             --
                  2007...     $1.00(f)      $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(I):
                  2014...     $1.43         $1.32          6,048
                  2013...     $1.18         $1.43          5,791
                  2012...     $1.01         $1.18             --
                  2011...     $1.12         $1.01             --
                  2010...     $1.06         $1.12             --
                  2009...     $0.87         $1.06             --
                  2008...     $1.21         $0.87             --
                  2007...     $1.00(f)      $1.21             --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(I):
                  2014...     $1.33         $1.39             --
                  2013...     $1.10         $1.33             --
                  2012...     $1.01         $1.10             --
                  2011...     $1.01         $1.01             --
                  2010...     $0.88         $1.01             --
                  2009...     $0.80         $0.88             --
                  2008...     $1.04         $0.80             --
                  2007...     $1.00(f)      $1.04             --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(I):
                  2014...     $1.41         $1.51         21,423
                  2013...     $1.09         $1.41         22,925
                  2012...     $0.94         $1.09             --
                  2011...     $0.95         $0.94             --
                  2010...     $0.81         $0.95             --
                  2009...     $0.67         $0.81             --
                  2008...     $1.05         $0.67             --
                  2007...     $1.00(f)      $1.05             --
                IVY FUNDS VIP GLOBAL GROWTH SUB-ACCOUNT(C)(I)(BW):
                  2014...     $1.04         $1.02          3,894
                  2013...     $0.90         $1.04          4,125
                  2012...     $0.78         $0.90          4,675
                  2011...     $0.86         $0.78         11,865
                  2010...     $0.77         $0.86         12,044
                  2009...     $0.63         $0.77             --
                  2008...     $1.11         $0.63             --
                  2007...     $1.00(f)      $1.11             --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(I):
                  2014...     $0.67         $0.56          7,677
                  2013...     $0.63         $0.67          8,133
                  2012...     $0.64         $0.63          9,219
                  2011...     $0.84         $0.64          9,359
                  2010...     $0.73         $0.84          3,405
                  2009...     $0.43         $0.73             --
                  2008...     $1.16         $0.43             --
                  2007...     $1.00(f)      $1.16             --
                IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(AT)(BU)(BV):
                  2014...     $1.02         $1.01         14,325
                  2013...     $1.00         $1.02             --

2.70% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(D)(I)(L):
                 2014..     $0.99       $0.97         3,112
                 2013..     $0.81       $0.99         3,195
                 2012..     $0.74       $0.81        15,274
                 2011..     $0.88       $0.74        15,150
                 2010..     $0.79       $0.88        13,987
                 2009..     $0.59       $0.79        11,747
                 2008..     $1.05       $0.59           903
                 2007..     $0.00       $1.05           699
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $1.46       $1.40            --
                 2013..     $0.96       $1.46            --
                 2012..     $0.88       $0.96            --
                 2011..     $0.97       $0.88            --
                 2010..     $0.71       $0.97            --
                 2009..     $0.51       $0.71            --
                 2008..     $1.02       $0.51            --
                 2007..     $1.00(f)    $1.02            --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(I):
                 2014..     $1.60       $1.68         7,469
                 2013..     $1.26       $1.60         7,424
                 2012..     $1.14       $1.26            --
                 2011..     $1.18       $1.14            --
                 2010..     $0.92       $1.18            --
                 2009..     $0.65       $0.92            --
                 2008..     $1.04       $0.65            --
                 2007..     $1.00(f)    $1.04            --
                IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AU):
                 2014..     $1.04       $1.05            --
                 2013..     $1.00       $1.04            --
                IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
                 -- MANAGED VOLATILITY SUB-ACCOUNT(AV):
                 2014..     $1.05       $1.06            --
                 2013..     $1.00       $1.05            --
                IVY FUNDS VIP PATHFINDER MODERATELY
                 CONSERVATIVE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AW):
                 2014..     $1.03       $1.04            --
                 2013..     $1.00       $1.03            --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(I):
                 2014..     $1.86       $1.86        10,734
                 2013..     $1.22       $1.86        11,142
                 2012..     $0.98       $1.22         6,916
                 2011..     $1.07       $0.98         7,400
                 2010..     $0.97       $1.07         7,572
                 2009..     $0.70       $0.97         5,111
                 2008..     $1.08       $0.70         6,197
                 2007..     $0.00       $1.08           586
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(I):
                 2014..     $1.41       $1.47           659
                 2013..     $1.08       $1.41           665
                 2012..     $0.94       $1.08           757
                 2011..     $1.11       $0.94           864
                 2010..     $0.90       $1.11           801
                 2009..     $0.71       $0.90           829
                 2008..     $0.99       $0.71           713
                 2007..     $0.00       $0.99           640
                IVY FUNDS VIP VALUE SUB-ACCOUNT(I):
                 2014..     $1.25       $1.35            --
                 2013..     $0.95       $1.25            --
                 2012..     $0.82       $0.95            --
                 2011..     $0.91       $0.82            --
                 2010..     $0.79       $0.91            --
                 2009..     $0.64       $0.79            --
                 2008..     $0.99       $0.64            --
                 2007..     $1.00(f)    $0.99            --


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                 2014..     $1.38       $1.45            --
                 2013..     $1.18       $1.38            --
                 2012..     $1.07       $1.18            --
                 2011..     $1.08       $1.07            --
                 2010..     $1.03       $1.08            --
                 2009..     $0.84       $1.03            --
                 2008..     $1.03       $0.84            --
                 2007..     $1.00(f)    $1.03            --
                JANUS ASPEN: FORTY SUB-ACCOUNT(B):
                 2014..     $1.30       $1.37            --
                 2013..     $1.02       $1.30            --
                 2012..     $0.85       $1.02            --
                 2011..     $0.93       $0.85            --
                 2010..     $0.90       $0.93            --
                 2009..     $0.63       $0.90            --
                 2008..     $1.17       $0.63            --
                 2007..     $1.00(f)    $1.17            --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(J):
                 2014..     $0.89       $0.76         8,220
                 2013..     $0.80       $0.89         7,707
                 2012..     $0.73       $0.80         7,927
                 2011..     $1.11       $0.73         7,310
                 2010..     $0.91       $1.11         5,465
                 2009..     $0.52       $0.91         5,250
                 2008..     $1.12       $0.52           974
                 2007..     $0.00       $1.12           654
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(H):
                 2014..     $1.20       $1.27         1,022
                 2013..     $0.98       $1.20         1,044
                 2012..     $0.91       $0.98         6,893
                 2011..     $0.96       $0.91         7,330
                 2010..     $0.86       $0.96         7,267
                 2009..     $0.66       $0.86         6,077
                 2008..     $0.94       $0.66            --
                 2007..     $1.00(f)    $0.94            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                 2014..     $1.15       $1.22            --
                 2013..     $0.86       $1.15            --
                 2012..     $0.76       $0.86            --
                 2011..     $0.83       $0.76            --
                 2010..     $0.66       $0.83            --
                 2009..     $0.48       $0.66            --
                 2008..     $1.02       $0.48            --
                 2007..     $1.00(f)    $1.02            --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(M):
                 2014..     $0.70       $0.65        20,849
                 2013..     $0.72       $0.70        21,800
                 2012..     $0.62       $0.72        32,782
                 2011..     $0.78       $0.62        33,477
                 2010..     $0.67       $0.78        20,515
                 2009..     $0.41       $0.67         7,748
                 2008..     $1.00       $0.41            --
                 2007..     $1.00(f)    $0.97            --
                NEUBERGER BERMAN AMT SOCIALLY
                 RESPONSIVE SUB-ACCOUNT:
                 2014..     $1.18       $1.26            --
                 2013..     $0.88       $1.18            --
                 2012..     $0.82       $0.88            --
                 2011..     $0.87       $0.82            --
                 2010..     $0.72       $0.87            --
                 2009..     $0.57       $0.72            --
                 2008..     $0.96       $0.57            --
                 2007..     $1.00(f)    $0.96            --

2.70% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER INTERNATIONAL
                 GROWTH/VA SUB-ACCOUNT(BC):
                 2014..     $1.13       $1.02            --
                 2013..     $0.93       $1.13            --
                 2012..     $0.78       $0.93            --
                 2011..     $0.87       $0.78            --
                 2010..     $0.78       $0.87            --
                 2009..     $0.58       $0.78            --
                 2008..     $1.04       $0.58            --
                 2007..     $1.00(f)    $1.04            --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(U)(AJ):
                 2014..     $1.30       $1.41            --
                 2013..     $0.95       $1.30            --
                 2012..     $0.83       $0.95            --
                 2011..     $0.87       $0.83            --
                 2010..     $0.73       $0.87            --
                 2009..     $0.55       $0.73            --
                 2008..     $0.90       $0.55            --
                 2007..     $1.00(f)    $0.90            --
                PIMCO VIT GLOBAL DIVERSIFIED
                 ALLOCATION SUB-ACCOUNT(AS):
                 2014..     $1.03       $1.06            --
                 2013..     $1.00       $1.03            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(O):
                 2014..     $0.99       $0.97            --
                 2013..     $1.02       $0.99            --
                 2012..     $0.99       $1.02            --
                 2011..     $1.01       $0.99            --
                 2010..     $1.00       $1.01            --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(P):
                 2014..     $1.05       $1.06        54,293
                 2013..     $1.10       $1.05        53,109
                 2012..     $1.03       $1.10         8,180
                 2011..     $1.02       $1.03         8,304
                 2010..     $1.00       $1.02            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(G):
                 2014..     $1.05       $1.15            --
                 2013..     $0.81       $1.05            --
                 2012..     $0.70       $0.81            --
                 2011..     $0.71       $0.70            --
                 2010..     $0.65       $0.71            --
                 2009..     $0.51       $0.65            --
                 2008..     $0.95       $0.51            --
                 2007..     $1.00(f)    $0.95            --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                 2014..     $1.14       $1.22            --
                 2013..     $0.86       $1.14            --
                 2012..     $0.74       $0.86            --
                 2011..     $0.80       $0.74            --
                 2010..     $0.72       $0.80            --
                 2009..     $0.57       $0.72            --
                 2008..     $0.95       $0.57            --
                 2007..     $1.00(f)    $0.95            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                 2014..     $0.87       $0.79         9,937
                 2013..     $0.70       $0.87         9,589
                 2012..     $0.59       $0.70        10,093
                 2011..     $0.73       $0.59         9,948
                 2010..     $0.68       $0.73         9,091
                 2009..     $0.56       $0.68         8,772
                 2008..     $1.02       $0.56         9,587
                 2007..     $0.00       $1.02           771


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(T):
                 2014..     $1.29       $1.42          --
                 2013..     $0.97       $1.29          --
                 2012..     $0.85       $0.97          --
                 2011..     $0.92       $0.85          --
                 2010..     $0.79       $0.92          --
                 2009..     $0.62       $0.79          --
                 2008..     $1.03       $0.62          --
                 2007..     $1.00(f)    $1.03          --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                 2014..     $1.50       $1.60          --
                 2013..     $1.07       $1.50          --
                 2012..     $0.96       $1.07          --
                 2011..     $1.21       $0.96          --
                 2010..     $1.03       $1.21          --
                 2009..     $0.64       $1.03          --
                 2008..     $1.05       $0.64          --
                 2007..     $1.00(f)    $1.05          --
                TOPS(R) MANAGED RISK BALANCED ETF
                 SUB-ACCOUNT(AF):
                 2014..     $1.06       $1.06          --
                 2013..     $1.01       $1.06          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AX):
                 2014..     $1.02       $1.02          --
                 2013..     $1.00       $1.02          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AG):
                 2014..     $1.14       $1.12          --
                 2013..     $1.01       $1.14          --
                 2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(AH):
                 2014..     $1.10       $1.11          --
                 2013..     $1.01       $1.10          --
                 2012..     $1.00       $1.01          --

--------
(a)  Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(b) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(c) Prior to May 1, 2005, the sub-account was known as W&R International Portfolio.

(d) Prior to May 1, 2005, the sub-account was known as W&R International II Portfolio.

(e)  Period from April 28, 2005, commencement of operations, to December 31,
     2005.

(f) Period from October 12, 2007, commencement of operations, to December 31, 2007.

(g) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective February 13, 2009.

(h) Janus Aspen Series: Mid Cap Value Portfolio has changed its name to Janus Series Perkins Mid Cap Value Portfolio effective December 31, 2008.

(i) W&R Target Funds, Inc. changed its name to Ivy Funds Variable Portfolios effective July 31, 2008.

(j) Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.

(k) AIM Variable Insurance Funds changed its name to AIM Variable Insurance Fund (Invesco Variable Insurance Funds) effective April 30, 2010.

(l) Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.

(m) Van Kampen UIF Emerging Markets Equity Portfolio changed its name to Morgan Stanley UIF Emerging Markets Equity Portfolio effective April 30, 2010.

(n)  Goldman Sachs Government Income was made available effective April 30,
     2010.

(o)  PIMCO VIT Low Duration was made available effective April 30, 2010.

(p)  PIMCO VIT Total Return was made available effective April 30, 2010.

(q) Van Kampen Comstock changed its name to Invesco Van Kampen V.I. Comstock effective June 1, 2010.

(r) Van Kampen Growth and Income changed its name to Invesco Van Kampen V.I. Growth and Income effective June 1, 2010.

(s) Van Kampen UIF U.S. Mid Cap Value changed its name to Invesco Van Kampen V.I. Mid Cap Value effective June 1, 2010.

(t) Putnam VT New Opportunities changed its name to Putnam VT Multi Cap Growth effective September 1, 2010.

(u) Oppenheimer Main Street Small Cap(R)/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap(R)/VA effective April 29, 2011.

(v) Invesco V.I. Basic Balanced merged into Invesco Van Kampen V.I. Equity and Income effective May 2, 2011.

(w)  American Funds IS New World(R) was made available effective April 29, 2011.

(x) American Funds IS Global Growth/SM/ was made available effective April 29, 2011.

(y) American Funds IS Growth-Income/SM/ was made available effective April 29, 2011.

(z)  American Funds IS Growth/SM/ was made available effective April 29, 2011.

(aa) American Funds IS US Government/AAA-Rated Securities/SM/ was made available effective April 29, 2011.

(ab) American Funds IS Global Bond/SM/ was made available effective April 29, 2011.

(ac) American Funds IS Global Small Capitalization/SM/ was made available effective April 29, 2011.

(ad) American Funds IS International/SM/ was made available effective April 29, 2011.

(ae) Advantus Series Fund, Inc. reorganized to Securian Funds Trust on May 1, 2012.

(af) TOPS(R) Managed Risk Balanced ETF was made available effective May 1, 2012.

(ag) TOPS(R) Managed Risk Growth ETF was made available effective May 1, 2012.

(ah) TOPS(R) Managed Risk Moderate Growth ETF was made available effective May 1, 2012.

(ai) Invesco Van Kampen V.I. Mid Cap Value changed its name to Invesco Van Kampen V.I. American Value effective July 15, 2012.

(aj) Oppenheimer Main Street Small- & Mid-Cap(R)/VA changed its name to Oppenheimer Main Street Small Cap(R)/VA effective April 30, 2013.

(ak) Invesco Van Kampen V.I. American Value changed its name to Invesco V.I. American Value effective May 1, 2013.

(al) Invesco Van Kampen V.I. Comstock changed its name to Invesco V.I. Comstock effective May 1, 2013.

(am) Invesco Van Kampen V.I. Equity and Income changed its name to Invesco V.I. Equity and Income effective May 1, 2013.

(an) Invesco Van Kampen V.I. Growth and Income changed its name to Invesco V.I. Growth and Income effective May 1, 2013.

(ao) Goldman Sachs Government Income changed its name to Goldman Sachs High Quality Floating Rate effective April 30, 2013.

(ap) Period from May 1, 2013, commencement of operations, to December 31, 2013.

(aq) AllianceBernstein VPS Dynamic Asset Allocation was made available effective May 1, 2013.

(ar) Goldman Sachs VIT Global Markets Navigator was made available effective May 1, 2013.

(as) PIMCO VIT Global Diversified Allocation was made available effective May 1, 2013.

(at) Ivy Funds VIP High Income was made available effective May 1, 2013.

(au) Ivy Funds VIP Pathfinder Moderate--Managed Volatility was made available effective September 19, 2013.

(av) Ivy Funds VIP Pathfinder Moderately Aggressive--Managed Volatility was made available effective September 19, 2013.

(aw) Ivy Funds VIP Pathfinder Moderately Conservative--Managed Volatility was made available effective September 19, 2013.

(ax) TOPS(R) Managed Risk Flex ETF was made available effective September 19, 2013.

(ay) Franklin Small Cap Value Securities changed its name to Franklin Small Cap Value VIP effective May 1, 2014.

(az) Franklin Small-Mid Cap Growth Securities changed its name to Franklin Small-Mid Cap Growth VIP effective May 1, 2014.

(ba) Mutual Shares Securities changed its name to Franklin Mutual Shares VIP effective May 1, 2014.

(bb) Templeton Developing Markets Securities changed its name to Templeton Developing Markets VIP effective May 1, 2014.

(bc) Panorama International Growth/VA reorganized to Oppenheimer International Growth/VA on April 30, 2014.

(bd) SFT Ivy/SM/ Growth Fund was made available effective May 1, 2014.

(be) American Century VP Ultra(R) substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bf) Franklin Large Cap Growth VIP substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bg) Invesco V.I. American Franchise substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bh) Ivy Funds VIP Growth substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bi) MFS(R) Investors Growth Stock Series substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bj) Oppenheimer Capital Appreciation/VA substituted into SFT Ivy/SM/ Growth effective May 1, 2014.

(bk) SFT Ivy/SM/ Small Cap Growth was made available effective May 1, 2014.

(bl) Ivy Funds VIP Small Cap Growth substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.

(bm) MFS(R) New Discovery Series substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.

(bn) SFT Pyramis(R) Core Equity was made available effective May 1, 2014.

(bo) Invesco V.I. Core Equity substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.

(bp) Fidelity(R) VIP Funds Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.

(bq) SFT T. Rowe Price Value was made available effective May 1, 2014.

(br) American Century VP Value substituted into SFT T. Rowe Price effective May 1, 2014.

(bs) MFS(R) Value Series substituted into SFT T. Rowe Price effective May 1,
     2014.

(bt) Period from May 1, 2014, commencement of operations, to December 31, 2014.

(bu) Fidelity(R) VIP Funds High Income substituted into Ivy Funds VIP High Income effective May 1, 2014.

(bv) Oppenheimer Global Strategic Income/VA substituted into Ivy Funds VIP High Income effective May 1, 2014.

(bw) Ivy Funds VIP International Growth changed its name to Ivy Funds VIP Global Growth effective January 1, 2015.

(bx) Goldman Sachs VIT Global Markets Navigator changed its name to Goldman Sachs VIT Global Trends Allocation effective April 29, 2015.

(by) AllianceBernstein Variable Products Series Fund, Inc. changed its name to AB Variable Products Series Fund, Inc. effective May 1, 2015.

(bz) AllianceBernstein VPS Dynamic Asset Allocation changed its name to AB VPS Dynamic Asset Allocation effective May 1, 2015.

(ca) AllianceBernstein VPS International Value changed its name to AB VPS International Value effective May 1, 2015.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.82% and 10.00%.

For illustration purposes, an average annual expense equal to 2.32% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.32% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.97% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.82% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

         Impact of Rate of Return on Monthly Income

                      Annuity Income ($)

                          [CHART]

           0.00% Gross      6.82% Gross     10.00% Gross
    Age    (-2.32% Net)     (4.50% Net)      (7.68% Net)
   -----   -----------      -----------     ------------
     65        $631            $631              $631
     68         516             631               691
     71         421             631               756
     74         344             631               827
     77         281             631               905
     80         229             631               990
     83         187             631             1,083
     86         153             631             1,185
     89         125             631             1,296
     92         102             631             1,418
     95          83             631             1,552
     98          68             631             1,698



VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL

                                  MONTHLY ANNUITY INCOME BASED ON
                                    HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------
                                 0.00% GROSS  6.82% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE (-2.32% NET) (4.50% NET) (7.68% NET)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $631        $631        $  631
                 4.......... 68      $516        $631        $  691
                 7.......... 71      $421        $631        $  756
                 10......... 74      $344        $631        $  827
                 13......... 77      $281        $631        $  905
                 16......... 80      $229        $631        $  990
                 19......... 83      $187        $631        $1,083
                 22......... 86      $153        $631        $1,185
                 25......... 89      $125        $631        $1,296
                 28......... 92      $102        $631        $1,418
                 31......... 95      $ 83        $631        $1,552
                 34......... 98      $ 68        $631        $1,698

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $516.95.

                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where I = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       J = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       N = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X -0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     0       $100,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     0       $100,000    $100,000    $7,000
Activity............ $102,000 $ 20,000     0       $122,000    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2...                                           $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4..........                                           $ 94,000    $6,580
Activity (withdrawal)........ $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5..........                                           $ 87,420    $6,580
Activity (withdrawal)........ $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6..........                                           $ 80,840    $6,580
Activity (withdrawal)........ $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7
  immediately before reset... $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7
  immediately after reset.... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other
Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65       $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000     $0      $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000     $0      $122,000    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.......    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                           CONTRACT                                 GUARANTEED GUARANTEED
                            VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                  ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........    65    $      0 $100,000  $     0    $100,000    $100,000    $5,000
Activity.........    --    $102,000 $ 20,000  $     0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal)...    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.........    67          --       --       --          --    $114,000    $6,000
Activity (excess
  withdrawal)....    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                 CONTRACT                                 GUARANTEED GUARANTEED
                                  VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS            AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1....    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity...............    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of Year 2....    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)..    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3....    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal)..    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4....    68          --       --       --          --    $108,000    $6,000
Income Reset Provision.    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5....    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal)..    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6....    70          --       --       --          --    $ 96,000    $6,000
Activity (withdrawal)..    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7....    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision.    --          --       --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                          CONTRACT                                 GUARANTEED GUARANTEED
                           VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                 ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS     AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........    --    $      0 $100,000   $    0    $100,000          --        --
Activity........    --    $102,000 $ 20,000   $    0    $122,000          --        --
Beginning of
  Year 2........    --          --       --       --          --          --        --
Activity
  (withdrawal)..    --    $116,600       --   $6,000    $110,600          --        --
Beginning of
  Year 3 -- add
  GLWB..........    59          --       --       --    $103,600    $103,600    $4,144
Beginning of
  Year 4........    60          --       --       --          --    $103,600    $4,144
Activity........    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of
  Year 5........    61          --       --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $132,000    $132,000    $6,600
Activity
  (withdrawal).    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $117,000    $117,000    $5,850
Activity
  (withdrawal).    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II- SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Life Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Life Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any Contract Anniversary where both are applicable.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000
Enhancement......... $128,000       --     --      $128,000    $126,000    $6,300
Income Reset........ $128,000       --     --      $128,000    $128,000    $6,400
Beginning of Year 2. $128,000       --     --      $128,000    $128,000    $6,400
Enhancement......... $130,000       --     --      $130,000    $134,400    $6,720
Income Reset........ $130,000       --     --      $130,000    $134,400    $6,720
Beginning of Year 3. $130,000       --     --      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,700    $6,300
Income Reset.......... $130,000       --       --    $130,000    $130,000    $6,500
Beginning of Year 3... $130,000       --       --    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --  $ 6,300    $118,700    $119,700    $6,300
Income Reset.......... $120,000       --       --    $120,000    $120,000    $6,300
Beginning of Year 3... $120,000       --       --    $120,000    $120,000    $6,300
Activity (withdrawal). $122,000       --  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        CONTRACT                                 GUARANTEED GUARANTEED
                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                         BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS          ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.... $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity............... $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of Year 2....                --       --          --    $120,000    $8,400
Beginning of Year 3 --
  convert to GLWB II... $132,000       --       --    $132,000    $132,000    $6,600
Activity (withdrawal).. $133,600       --   $6,600    $127,000    $125,400    $6,600

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option." The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and contract value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                                [Chart]

    Begining        Contract         Highest         Roll-up
of Contract Year     Value      Anniversary Value     Value
     -------         -----      -----------------      -----
       1             $50,000        $50,000           $50,000
       2              53,000         53,000            52,500
       3              60,000         60,000            55,125
       4              64,000         64,000            57,881
       5              54,000         64,000            60,775
       6              60,000         64,000            63,814
       7              78,000         78,000            78,000
       8              80,000         80,000            81,900
       9              62,500         80,000            85,995
      10              70,500         80,000            90,295
      11              80,000         80,000            94,809
      12              85,000         85,000            99,550
      13              80,000         85,000           104,527
      14              70,000         85,000           109,754
      15              68,000         85,000           109,754
      16              73,000         85,000           109,754

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 1.. 67       --  $50,000      --     $50,000    $50,000   $ 50,000 $ 50,000     --        --
Beginning of Year 2.. 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of Year 3.. 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of Year 4.. 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of Year 5.. 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of Year 6.. 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of Year 7.. 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of Year 8.. 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of Year 9.. 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of Year 10. 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of Year 11. 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of Year 12. 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of Year 13. 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 14. 80  $70,000     --        --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of Year 15. 81  $68,000     --        --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of Year 16. 82  $73,000     --        --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6/12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6/12) = $118,748) and then the withdrawal is applied
($118,748 - $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                          CONTRACT                     CONTRACT
                           VALUE   PURCHASE             VALUE     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- -------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --   $100,000  $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --   $112,000  $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
 Beginning of
   Year 3............ 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
 Activity
   6 months later.... 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB Benefit Base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $100,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --     $105,000  $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --     $113,000  $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --     $126,000  $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --     $128,000  $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --     $125,000  $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --     $129,000  $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --     $134,000  $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --     $126,000  $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --     $138,000  $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --     $141,000  $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --     $146,000  $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --     $148,000  $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --     $149,000  $149,000   $205,241 $205,241 $10,632  $11,122

 APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income-Single and Encore Lifetime Income-Joint riders function. A complete description of these optional riders can be found in the section of this prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore-Single and the age of the youngest Designated Life for Encore-Joint.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base X annual income percentage = 100,000 X 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,000 + (20,000 X 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                                   CONTRACT                                          GUARANTEED
                                    VALUE   PURCHASE             CONTRACT              ANNUAL
                                    BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR             CONTRACT ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------             -------- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......    64    $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase
  payment)...............    65    $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......    65    $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.    65    $122,000       --     --      $122,000   $126,000   $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base X annual income percentage = 126,000 X 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --        --      $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --        --      $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --      $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT
                                  VALUE   PURCHASE             CONTRACT                 GUARANTEED
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                 ANNUAL
CONTRACT YEARS               AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE INCOME (GAI)
--------------               --- -------- -------- ---------- ----------- ------------ ------------
Beginning of Year 1......... 64  $     -- $100,000    --       $100,000     $100,000      $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000    --       $119,000     $120,000      $5,000
Benefit Base Reset.......... 65  $122,000    --       --       $122,000     $122,000      $6,100
Benefit Base 5% Increase.... 65  $122,000    --       --       $122,000     $126,000      $6,300
Beginning of Year 2......... 65  $122,000    --       --       $122,000     $126,000      $6,300
Activity (withdrawal)....... 66  $120,000    --     $ 6,300    $113,700     $119,700      $6,300
Activity (withdrawal)....... 66  $113,700    --     $53,700    $ 60,000     $ 63,166      $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 X 53,700 / 113,700] = 63,166. Thus, the
benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 X 53,700 / 113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) X
(60,000 - 6,300) / (120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 X (60,000 - 6,300) / (120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000     --     $100,000 $100,000   $4,000
Activity (purchase payment). 45  $ 99,000 $ 20,000     --     $119,000 $120,000   $4,800
Benefit Base Reset.......... 45  $122,000    --        --     $122,000 $122,000   $4,880
Benefit Base 5% Increase.... 45  $122,000    --        --     $122,000 $126,000   $5,040
Beginning of Year 2......... 45  $122,000    --        --     $122,000 $126,000   $5,040
Activity (withdrawal)....... 46  $120,000    --      $5,040   $114,960 $120,708   $4,828

AFTER THE WITHDRAWAL:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 X 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal X 4.0% = 120,708 X 4.0% = 4,828. Thus, the GAI becomes 4,828.

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the annual income percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                                                                     GUARANTEED
                                                                                       ANNUAL
                                                                          GUARANTEED WITHDRAWAL
                                                                          WITHDRAWAL   (GAW),
                                    CONTRACT                     CONTRACT  BENEFIT   GUARANTEED
                                     VALUE   PURCHASE             VALUE     (GWB),     ANNUAL
                                     BEFORE  PAYMENTS WITHDRAWAL  AFTER    BENEFIT     INCOME
CONTRACT YEAR                   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    BASE      (GAI)
-------------                   --- -------- -------- ---------- -------- ---------- ----------
Beginning of Year 1............ 64  $     -- $100,000     --     $100,000  $100,000    $7,000
Activity (purchase payment).... 65  $ 99,000 $ 20,000     --     $119,000  $120,000    $8,400
Beginning of Year 2............ 65  $118,000    --        --     $118,000  $120,000    $8,400
Beginning of Year 3-convert to
  Encore....................... 66  $135,000    --        --     $135,000  $135,000    $6,750
Activity (withdrawal).......... 66  $134,000    --      $6,750   $127,250  $128,250    $6,750

APPENDIX I -- EXAMPLES OF THE OVATION LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income -- Single and Ovation Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation -- Single and the age of the youngest Designated Life for Ovation -- Joint.

                         CONTRACT                     CONTRACT          GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --     $100,000 $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --     $119,000 $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --   $6,360   $113,640 $120,840   $6,360

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360   $113,640 $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640   $ 60,000 $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --   $122,000 $122,000   $5,490
Benefit Base 6% Increase.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 -- [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes 121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), or the 70/th /birthday of the youngest Designated Life if Joint, if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --     $119,000 $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000  $ 6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --     $128,000 $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --     $113,000 $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --     $108,000 $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --     $110,000 $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --     $126,000 $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --     $130,000 $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --     $147,000 $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --     $141,000 $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --     $145,000 $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --     $150,000 $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       =   the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

   APPENDIX J -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II -- Single and Ovation Lifetime Income II -- Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II -- Single.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base X annual income percentage = 100,000 X 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,500 + (20,000 X 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000 $     --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base X annual income percentage = 127,200 X 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                      CONTRACT                                          GUARANTEED
                                       VALUE   PURCHASE             CONTRACT              ANNUAL
                                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                     --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.............. 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment)...... 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset............... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2.............. 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)............ 66  $120,000       --   $6,360    $113,640   $120,840   $6,360
Beginning of Year 3.............. 66  $118,500       --       --    $118,500   $120,840   $6,360
Beginning of Year 4 Benefit Base
  Enhancement.................... 67  $119,600       --       --    $119,600   $128,090   $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

The GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 X 106% = $128,090.

GAI = benefit base X annual income percentage = 128,090 X 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 X 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 X 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) X
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 X (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --      ---   $122,000 $122,000   $5,490
Benefit Base Enhancement.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 X 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal X 4.5% = 121,133 X 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $119,000   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] X 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

= the greater of

   (a) 219,591 X 106% = 232,766

   (b) 150,000

   (c) 200% X [100,000 + 20,000] + 100% X 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base X annual income percentage = 255,000 X 5% = 12,750. Thus, the GAI becomes 12,750.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance
    22.                 Independent Registered Public Accounting Firm
                        Registration Statement
    23.                 Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2015

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

     . SECURIAN FUNDS TRUST - T.ROWE PRICE VALUE FUND -- to the extent the Fund's annual net operating expenses exceed 0.98%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

     .    SECURIAN FUNDS TRUST - IVY(R) SMALL CAP GROWTH FUND --

               (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

               (ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

     . SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

                            DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust, Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2014, 2013 and 2012 were $43,100,936, $52,801,236 and $31,319,623 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).


The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.


Cambridge Investment Research
1776 Pleasant Plain Road
Fairfield, Iowa 52556

H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA  02453

Questar Capital
5701 Golden Hills Drive
Minneapolis, MN  55416

The Leaders Group
26 W. Dry Creek Circle #575
Littleton, CO  80120

Crump Life Insurance Services, Inc.
4250 Crums Mill Road
Harrisburg, PA  17112

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245

Sigma Financial Corporation
300 Parkland Plaza
Ann Arbor, MI 48103

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333


                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                   (1/N)
                             T = (ERV/P)  -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                         a-b   6
              YIELD = 2[(--- + 1) -1]
                         CD

Where a =  net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.




                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                                December 31, 2014

       (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                                December 31, 2014

                                TABLE OF CONTENTS

                                                                  PAGE
Independent Registered Public Accounting Firm Report                 1

Statements of Assets, Liabilities, and Contract Owners' Equity       2

Statements of Operations                                            18

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       54

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

We have audited the accompanying statement of assets, liabilities, and contract owner's equity of the sub-accounts of Variable Annuity Account, as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities owned at December 31, 2014 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Variable Annuity Account as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                 /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2015

           KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
           ("KPMG International"), a Swiss entity.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN
                                               VPS         ALLIANBERN     AM CENTURY     AM CENTURY     AMER FUNDS     AMER FUNDS
                                            DYNASSTALL      VPS INTL       VP INC &     VP INFL PRO    IS GLBL BOND     IS GLBL
                                               CL B        VALUE CL B     GRO CL II        CL II           CL 2       GROWTH CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   51,576,638        816,348      3,998,774     79,349,014      4,224,282      8,536,344
Receivable from Minnesota Life for
    contract purchase payments                        --             --        186,040             --             --         29,903
Receivable for investments sold                    4,147             34             --         51,443         88,104             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          51,580,785        816,382      4,184,814     79,400,457      4,312,386      8,566,247
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges              4,557             41             --         51,980         88,129             --
Payable for investments purchased                     --             --        186,065             --             --         29,960
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          4,557             41        186,065         51,980         88,129         29,960
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            51,576,228        816,341      3,998,749     79,348,477      4,224,257      8,536,287
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              51,576,228        816,341      3,998,749     79,348,477      4,224,257      8,536,287
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   51,576,228        816,341      3,998,749     79,348,477      4,224,257      8,536,287
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      4,419,592         60,876        395,136      7,637,056        360,434        312,687
        Investments at cost               $   51,302,339        780,085      2,799,240     85,834,554      4,375,890      8,159,855

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                            AMER FUNDS     AMER FUNDS     AMER FUNDS                    AMER FUNDS       IS US
                                            IS GLBL SM    IS GROWTH CL    IS GROWTH-     AMER FUNDS       IS NEW      GOVT/AAA CL
                                             CP CL 2           2           INC CL 2     IS INTL CL 2    WORLD CL 2         2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $    4,298,926     20,329,016     12,540,008     14,093,536      5,741,865      7,477,535
Receivable from Minnesota Life for
    contract purchase payments                    30,032             --             --            592            978            949
Receivable for investments sold                       --         81,762         44,969             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                           4,328,958     20,410,778     12,584,977     14,094,128      5,742,843      7,478,484
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --         81,939         45,084             --             --             --
Payable for investments purchased                 30,068             --             --            689          1,025            993
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         30,068         81,939         45,084            689          1,025            993
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                             4,298,890     20,328,839     12,539,893     14,093,439      5,741,818      7,477,491
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period               4,298,890     20,328,839     12,539,893     14,093,439      5,741,818      7,477,491
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $    4,298,890     20,328,839     12,539,893     14,093,439      5,741,818      7,477,491
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                        167,665        254,622        239,267        694,605        279,546        608,424
        Investments at cost               $    4,225,957     18,098,833     10,908,371     13,356,169      6,408,089      7,463,733

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           FIDELITY VIP                  FRANKLIN DEV     FRANKLIN       FRANKLIN     FRANKLIN SM-
                                             EQUITY-      FIDELITY VIP   MKTS VIP CL     MUTUAL SHS    SMALL CP VAL     MD CP GR
                                            INCOME SC2    MID CAP SC2         2           VIP CL 2       VIP CL 2       VIP CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   84,793,517     43,106,359     24,440,232      8,915,865     25,728,273     11,531,136
Receivable from Minnesota Life for
    contract purchase payments                     5,051             --             --             --          6,157             --
Receivable for investments sold                       --        123,039         12,173            733             --         12,730
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          84,798,568     43,229,398     24,452,405      8,916,598     25,734,430     11,543,866
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --        123,258         12,305            776             --         12,774
Payable for investments purchased                  5,562             --             --             --          6,348             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          5,562        123,258         12,305            776          6,348         12,774
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            84,793,006     43,106,140     24,440,100      8,915,822     25,728,082     11,531,092
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              84,462,337     42,822,027     24,229,713      8,915,822     25,728,082     11,488,911
Contracts in annuity payment period              330,669        284,113        210,387             --             --         42,181
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   84,793,006     43,106,140     24,440,100      8,915,822     25,728,082     11,531,092
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      3,558,268      1,170,097      2,656,547        394,507      1,152,700        489,437
        Investments at cost               $   68,510,534     33,946,393     23,416,418      6,072,083     20,306,884     10,450,893

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             GOLDMAN        GOLDMAN        IBBOTSON       IBBOTSON       IBBOTSON       IBBOTSON
                                           SACHS VI GBL   SACHS VI HQ     AGGRESSIVE      BALANCED     CONSERVATIVE      GROWTH
                                            MK NAV SS      FLT RT SS      GRWTH ETF2        ETF2           ETF2           ETF2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   61,109,302     38,601,035      7,019,433     66,091,450     15,536,617     25,745,886
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --             --             --
Receivable for investments sold                    6,534          7,046            374        200,741            572          1,349
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          61,115,836     38,608,081      7,019,807     66,292,191     15,537,189     25,747,235
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges              6,992          7,318            446        201,142            706          1,576
Payable for investments purchased                     --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          6,992          7,318            446        201,142            706          1,576
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            61,108,844     38,600,763      7,019,361     66,091,049     15,536,483     25,745,659
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              61,108,844     38,600,763      7,019,361     66,091,049     15,536,483     25,745,659
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   61,108,844     38,600,763      7,019,361     66,091,049     15,536,483     25,745,659
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      5,169,992      3,686,823        600,465      5,772,179      1,384,725      2,315,277
        Investments at cost               $   59,544,172     39,226,673      6,185,748     59,117,161     15,608,382     19,927,939

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IBBOTSON
                                             INCOME &      INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                              GROWTH       AMER VALUE    COMSTOCK SR    EQUITY & INC     GROWTH &     SM CAP EQTY
                                               ETF2          SR II            II           SR II        INC SR II        SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   34,905,102      6,105,217     49,751,727      3,540,020      3,523,842     23,608,362
Receivable from Minnesota Life for
    contract purchase payments                     3,280         21,564             --          5,418             --             --
Receivable for investments sold                       --             --         94,499             --            571          4,300
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          34,908,382      6,126,781     49,846,226      3,545,438      3,524,413     23,612,662
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --             --         94,911             --            592          4,467
Payable for investments purchased                  3,568         21,617             --          5,453             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          3,568         21,617         94,911          5,453            592          4,467
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            34,904,814      6,105,164     49,751,315      3,539,985      3,523,821     23,608,195
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              34,904,814      6,105,164     49,751,315      3,539,985      3,523,821     23,608,195
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   34,904,814      6,105,164     49,751,315      3,539,985      3,523,821     23,608,195
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      3,069,930        309,125      2,607,533        187,700        140,448      1,027,791
        Investments at cost               $   33,116,326      5,895,001     36,875,367      3,330,268      2,987,326     17,551,270

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                          IVY VIP ASSET     IVY VIP                     IVY VIP CORE     IVY VIP        IVY VIP
                                             STRATEGY       BALANCED     IVY VIP BOND      EQUITY      DIVIDEND OPP      ENERGY
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $  217,561,320    130,175,921    146,697,632    109,770,964     26,486,270      7,073,043
Receivable from Minnesota Life for
    contract purchase payments                        --         31,772             --         21,641             --             --
Receivable for investments sold                  296,039             --         61,930             --            937         20,722
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                         217,857,359    130,207,693    146,759,562    109,792,605     26,487,207      7,093,765
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges            297,209             --         62,189             --          1,059         20,773
Payable for investments purchased                     --         32,033             --         22,223             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                        297,209         32,033         62,189         22,223          1,059         20,773
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                           217,560,150    130,175,660    146,697,373    109,770,382     26,486,148      7,072,992
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period             217,230,473    127,325,120    146,697,373    109,605,777     26,486,148      7,072,992
Contracts in annuity payment period              329,677      2,850,540             --        164,605             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $  217,560,150    130,175,660    146,697,373    109,770,382     26,486,148      7,072,992
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     20,017,972     12,769,356     27,463,238      7,743,328      2,927,857      1,086,839
        Investments at cost               $  200,245,053    115,256,141    154,247,274     98,777,555     19,924,373      6,620,666

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           IVY VIP GLBL     IVY VIP        IVY VIP      IVY VIP HIGH   IVY VIP INTL   IVY VIP INTL
                                           NATURAL RES    GLOBAL BOND       GROWTH         INCOME      CORE EQUITY       GROWTH
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   33,737,102      7,234,735     65,990,292     98,039,934    181,226,770     72,784,650
Receivable from Minnesota Life for
    contract purchase payments                        --          3,896             --             --             --             --
Receivable for investments sold                   50,342             --         84,446         33,882         89,870          3,901
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          33,787,444      7,238,631     66,074,738     98,073,816    181,316,640     72,788,551
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges             50,620             --         84,740         34,503         90,611          4,370
Payable for investments purchased                     --          3,917             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         50,620          3,917         84,740         34,503         90,611          4,370
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            33,736,824      7,234,714     65,989,998     98,039,313    181,226,029     72,784,181
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              33,736,824      7,234,714     65,989,998     98,020,230    180,281,443     72,731,649
Contracts in annuity payment period                   --             --             --         19,083        944,586         52,532
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   33,736,824      7,234,714     65,989,998     98,039,313    181,226,029     72,784,181
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      7,140,581      1,433,075      5,461,461     25,460,950     10,069,720      8,228,996
        Investments at cost               $   35,931,826      7,326,550     57,059,096     95,413,172    168,405,435     69,023,926

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP                       IVY VIP      IVY VIP PATH   IVY VIP PATH
                                             LIMITED-      MICRO CAP     IVY VIP MID       MONEY         MOD AGG        MOD CON
                                            TERM BOND        GROWTH       CAP GROWTH       MARKET          MVF            MVF
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   35,507,222     29,999,141     68,288,086     12,251,712     33,433,610     13,808,744
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --         22,863             --
Receivable for investments sold                      763         11,038          9,574         20,011             --            601
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          35,507,985     30,010,179     68,297,660     12,271,723     33,456,473     13,809,345
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                809         11,184          9,975         20,033             --            637
Payable for investments purchased                     --             --             --             --         22,980             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                            809         11,184          9,975         20,033         22,980            637
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            35,507,176     29,998,995     68,287,685     12,251,690     33,433,493     13,808,708
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              35,507,176     29,928,285     68,287,685     12,251,690     33,433,493     13,808,708
Contracts in annuity payment period                   --         70,710             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   35,507,176     29,998,995     68,287,685     12,251,690     33,433,493     13,808,708
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      7,244,745      1,122,332      6,297,025     12,251,712      6,318,242      2,618,864
        Investments at cost               $   35,902,876     25,360,185     55,006,250     12,251,712     34,316,711     14,032,724

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                           IVY VIP PATH    PATHFINDER     PATHFINDER   PATHFINDER MOD   PATHFINDER     PATHFINDER
                                             MOD MVF       AGGRESSIVE      CONSERV          AGGR         MOD CONS       MODERATE
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $  127,554,163     16,387,569     37,621,789    262,812,549     79,249,087    229,539,366
Receivable from Minnesota Life for
    contract purchase payments                   178,380             --             --             --             --             --
Receivable for investments sold                       --            684          1,341         14,232          3,471         11,226
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                         127,732,543     16,388,253     37,623,130    262,826,781     79,252,558    229,550,592
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --            757          1,385         14,559          3,549         11,564
Payable for investments purchased                178,810             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                        178,810            757          1,385         14,559          3,549         11,564
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                           127,553,733     16,387,496     37,621,745    262,812,222     79,249,009    229,539,028
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period             127,553,733     16,387,496     37,621,745    262,812,222     79,249,009    229,539,028
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $  127,553,733     16,387,496     37,621,745    262,812,222     79,249,009    229,539,028
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     23,649,170      2,860,109      6,791,182     42,832,646     13,653,278     39,098,482
        Investments at cost               $  128,602,027     14,674,520     36,098,623    210,217,141     72,334,988    191,840,915

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP        IVY VIP        IVY VIP
                                           IVY VIP REAL    SCIENCE &      SMALL CAP      SMALL CAP                    JANUS ASPEN
                                            ESTATE SEC        TECH          GROWTH         VALUE      IVY VIP VALUE   BALANCED SS
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   15,374,298     73,024,937     31,835,248     66,189,738    104,574,644     21,223,302
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --             --         15,427
Receivable for investments sold                   24,733        108,329          8,951         65,490        145,787             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          15,399,031     73,133,266     31,844,199     66,255,228    104,720,431     21,238,729
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges             24,860        108,847          9,115         65,779        146,218             --
Payable for investments purchased                     --             --             --             --             --         15,557
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         24,860        108,847          9,115         65,779        146,218         15,557
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            15,374,171     73,024,419     31,835,084     66,189,449    104,574,213     21,223,172
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              15,374,171     72,976,405     31,835,084     65,787,153    104,057,736     21,223,172
Contracts in annuity payment period                   --         48,014             --        402,296        516,477             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   15,374,171     73,024,419     31,835,084     66,189,449    104,574,213     21,223,172
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                      1,603,962      2,918,289      2,619,646      3,681,278     14,156,962        643,716
        Investments at cost               $    9,725,186     54,229,303     25,757,729     54,874,482     87,356,734     18,998,473

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                          MFS VIT
                                                                         JANUS ASPEN      MID CAP      MORGSTANLEY     NEUBERGER
                                           JANUS ASPEN    JANUS ASPEN    PERK MID CP     GROWTH SER     UIF EMG MK     BERMAN SOC
                                             FORTY SS     OVERSEAS SS       VAL SS           SS          EQ CL 2       RESP S CL
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   36,078,170     54,691,985     24,134,759      1,048,764     22,901,546      1,681,094
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --          8,370             --
Receivable for investments sold                    2,194         15,786          9,705             47             --             76
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          36,080,364     54,707,771     24,144,464      1,048,811     22,909,916      1,681,170
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges              2,381         16,078          9,881             57             --             96
Payable for investments purchased                     --             --             --             --          8,541             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          2,381         16,078          9,881             57          8,541             96
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            36,077,983     54,691,693     24,134,583      1,048,754     22,901,375      1,681,074
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              35,922,982     54,561,556     24,134,583      1,048,754     22,901,375      1,681,074
Contracts in annuity payment period              155,001        130,137             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   36,077,983     54,691,693     24,134,583      1,048,754     22,901,375      1,681,074
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                        920,127      1,733,502      1,312,385        124,409      1,644,045         70,250
        Investments at cost               $   33,000,284     62,970,976     21,304,382        849,394     23,219,318      1,458,249

See accompanying notes to financial statements.
                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PIMCO VIT      PUTNAM VT
                                           INTL GROW VA    MS SM CAP     GLB DIV ALL      LOW DUR      TOTAL RETURN      EQUITY
                                                SS           VA SS          ADV CL      PORT ADV CL       ADV CL      INCOME CL IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $   34,505,262      2,111,374     40,321,806     64,765,346    171,458,002      4,919,685
Receivable from Minnesota Life for
    contract purchase payments                     9,275          4,881         22,406             --             --          2,331
Receivable for investments sold                       --             --             --          3,194         67,165             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                          34,514,537      2,116,255     40,344,212     64,768,540    171,525,167      4,922,016
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --             --             --          3,707         68,468             --
Payable for investments purchased                  9,553          4,910         22,673             --             --          2,366
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                          9,553          4,910         22,673          3,707         68,468          2,366
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                            34,504,984      2,111,345     40,321,539     64,764,833    171,456,699      4,919,650
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              34,504,984      2,111,345     40,321,539     64,764,833    171,456,699      4,919,650
Contracts in annuity payment period                   --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $   34,504,984      2,111,345     40,321,539     64,764,833    171,456,699      4,919,650
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     14,377,192         80,403      3,877,097      6,121,488     15,308,750        217,878
        Investments at cost               $   34,092,101      1,917,588     41,345,512     64,901,554    172,971,208      4,001,293

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                          SFT
                                            PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT                      ADVANTUS
                                            GROWTH AND    INTER EQ CL     MULTI-CAP      VOYAGER CL    SFT ADVANTUS    INDEX 400
                                            INC CL IB          IB         GRO CL IB          IB         BOND CL 2       MC CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $    8,290,702      3,917,860      3,625,312      9,206,926    193,903,378     76,638,126
Receivable from Minnesota Life for
    contract purchase payments                    28,094             --         17,691          2,477          1,028            800
Receivable for investments sold                       --            154             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                           8,318,796      3,918,014      3,643,003      9,209,403    193,904,406     76,638,926
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --            180             --             --             --             --
Payable for investments purchased                 28,214             --         17,745          2,592          2,081          1,207
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         28,214            180         17,745          2,592          2,081          1,207
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                             8,290,582      3,917,834      3,625,258      9,206,811    193,902,325     76,637,719
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period               8,290,582      3,917,834      3,625,258      9,206,811    193,261,782     76,296,858
Contracts in annuity payment period                   --             --             --             --        640,543        340,861
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $    8,290,582      3,917,834      3,625,258      9,206,811    193,902,325     76,637,719
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                        317,408        296,808        105,173        167,277     91,612,598     21,372,850
        Investments at cost               $    7,370,328      3,356,666      3,098,002      7,790,001    151,794,031     41,780,525

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                            SFT            SFT            SFT
                                                              SFT                         ADVANTUS       ADVANTUS       ADVANTUS
                                           SFT ADVANTUS  ADVANTUS INTL   SFT ADVANTUS      MONEY       MORTGAGE CL    REAL ESTATE
                                          INDEX 500 CL 2   BOND CL 2     MANAGED VOL       MARKET           2            CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $  181,518,672     91,907,300    131,045,138     38,133,103     61,251,702     82,447,464
Receivable from Minnesota Life for
    contract purchase payments                   143,465             --         26,829        614,019        188,300         97,787
Receivable for investments sold                       --          6,381             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                         181,662,137     91,913,681    131,071,967     38,747,122     61,440,002     82,545,251
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges                 --          6,788             --             --             --             --
Payable for investments purchased                143,809             --         27,573        614,246        188,586         98,322
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                        143,809          6,788         27,573        614,246        188,586         98,322
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                           181,518,328     91,906,893    131,044,394     38,132,876     61,251,416     82,446,929
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period             126,891,085     91,663,243    131,044,394     37,883,075     60,743,282     82,130,074
Contracts in annuity payment period           54,627,243        243,650             --        249,801        508,134        316,855
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $  181,518,328     91,906,893    131,044,394     38,132,876     61,251,416     82,446,929
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     23,815,472     37,070,068     11,294,569     38,151,835     33,883,514     20,372,691
        Investments at cost               $   98,902,592     67,363,213    121,449,438     38,151,835     52,608,634     51,265,874

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            SFT IVY      SFT PYRAMIS                     TOPS MGD       TOPS MGD
                                             SFT IVY       SMALL CAP     CORE EQUITY     SFT T ROWE    RISK BAL ETF    RISK FLEX
                                              GROWTH         GROWTH          CL 2       PRICE VALUE        CL 2         ETF CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at net asset value            $  224,076,656     51,323,566     66,978,399    146,021,536     22,633,846     36,415,119
Receivable from Minnesota Life for
    contract purchase payments                        --             --             --             --          8,480             --
Receivable for investments sold                   26,998          8,737         98,521         13,977             --          1,739
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total assets                         224,103,654     51,332,303     67,076,920    146,035,513     22,642,326     36,416,858
                                          -------------- -------------- -------------- -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges             28,030          8,919         98,921         14,954             --          2,014
Payable for investments purchased                     --             --             --             --          8,652             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total liabilities                         28,030          8,919         98,921         14,954          8,652          2,014
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Net assets applicable to contract
            owners                           224,075,624     51,323,384     66,977,999    146,020,559     22,633,674     36,414,844
                                          ============== ============== ============== ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period             222,633,438     50,717,772     66,778,051    145,992,117     22,633,674     36,414,844
Contracts in annuity payment period            1,442,186        605,612        199,948         28,442             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
        Total contract owners' equity     $  224,075,624     51,323,384     66,977,999    146,020,559     22,633,674     36,414,844
                                          ============== ============== ============== ============== ============== ==============

        Investment shares                     19,912,673      4,747,705      6,018,231     13,475,467      1,947,835      3,346,978
        Investments at cost               $  199,206,218     47,508,203     60,265,105    134,836,484     21,767,774     36,173,533

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                                December 31, 2014

                                                    SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------
                                             TOPS MGD       TOPS MGD
                                           RISK GROWTH      RISK MOD
                                             ETF CL 2     GRO ETF CL 2      TOTALS
                                          -------------- -------------- --------------
ASSETS
Investments at net asset value            $   99,083,231     33,506,371  5,123,031,699
Receivable from Minnesota Life for
    contract purchase payments                        --          3,097      1,743,273
Receivable for investments sold                   96,673             --      2,154,767
                                          -------------- -------------- --------------
        Total assets                          99,179,904     33,509,468  5,126,929,739
                                          -------------- -------------- --------------

LIABILITIES
Payable to Minnesota Life for contract
    terminations, withdrawal payments
    and mortality and expense charges             97,477             --      2,172,289
Payable for investments purchased                     --          3,364      1,751,302
                                          -------------- -------------- --------------
        Total liabilities                         97,477          3,364      3,923,591
                                          -------------- -------------- --------------
        Net assets applicable to contract
            owners                            99,082,427     33,506,104  5,123,006,148
                                          ============== ============== ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period              99,082,427     33,506,104  5,057,251,865
Contracts in annuity payment period                   --             --     65,754,283
                                          -------------- -------------- --------------
        Total contract owners' equity     $   99,082,427     33,506,104  5,123,006,148
                                          ============== ============== ==============

        Investment shares                      8,425,445      2,799,196
        Investments at cost               $   93,676,674     31,904,410  4,517,894,998

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN
                                               VPS         ALLIANBERN     AM CENTURY     AM CENTURY    AM CENTURY     AM CENTURY
                                            DYNASSTALL      VPS INTL       VP INC &      VP INFL PRO    VP ULTRA CL    VP VALUE CL
                                               CL B        VALUE CL B     GRO CL II        CL II          II (a)         II (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      121,667         29,505         63,187      1,023,236         69,940        278,737
    Mortality, expense charges and
      administrative charges (note 3)           (454,316)       (13,286)       (51,403)    (1,137,049)      (145,893)      (267,166)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (332,649)        16,219         11,784       (113,813)       (75,953)        11,571
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                   1,213,974             --             --      1,898,117             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                     242,675        151,193        719,413      3,004,983     31,339,507     60,039,156
         Cost of investments sold               (225,382)      (119,527)      (503,721)    (3,054,075)   (19,686,526)   (43,450,827)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                  17,293         31,666        215,692        (49,092)    11,652,981     16,588,329
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,231,267         31,666        215,692      1,849,025     11,652,981     16,588,329
    Net change in unrealized
      appreciation (depreciation) of
      investments                               (175,723)      (116,534)       137,036       (432,585)   (12,216,359)   (14,735,612)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                         1,055,544        (84,868)       352,728      1,416,440       (563,378)     1,852,717
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      722,895        (68,649)       364,512      1,302,627       (639,331)     1,864,288
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS
                                           IS GLBL BOND     IS GLBL       IS GLBL SM    IS GROWTH CL    IS GROWTH-     AMER FUNDS
                                               CL 2       GROWTH CL 2      CP CL 2           2           INC CL 2     IS INTL CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       55,518         93,567          5,214        155,719        149,103        198,931
    Mortality, expense charges and
      administrative charges (note 3)            (55,386)       (96,760)       (65,990)      (268,669)      (148,249)      (182,843)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                       132         (3,193)       (60,776)      (112,950)           854         16,088
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                      33,919        703,633         19,916        822,163        434,367             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                     525,232        917,403      1,770,954      2,890,774        922,599      1,198,855
         Cost of investments sold               (534,859)      (769,412)    (1,435,284)    (2,114,133)      (619,617)    (1,099,909)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                  (9,627)       147,991        335,670        776,641        302,982         98,946
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                         24,292        851,624        355,586      1,598,804        737,349         98,946
    Net change in unrealized
      appreciation (depreciation) of
      investments                                (59,922)      (763,530)      (361,060)      (328,513)        72,280       (668,458)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                           (35,630)        88,094         (5,474)     1,270,291        809,629       (569,512)
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      (35,498)        84,901        (66,250)     1,157,341        810,483       (553,424)
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                           AMER FUNDS
                                            AMER FUNDS       IS US       FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                              IS NEW      GOVT/AAA CL     CONTRAFUND      EQUITY-      HIGH INCOME    FIDELITY VIP
                                            WORLD CL 2         2           SC 2 (a)      INCOME SC2      SC2 (a)      MID CAP SC2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       61,329         80,471            856      2,221,900             --          8,173
    Mortality, expense charges and
      administrative charges (note 3)            (83,142)       (98,985)      (319,166)    (1,254,427)      (145,293)      (606,533)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (21,813)       (18,514)      (318,310)       967,473       (145,293)      (598,360)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     560,505             --             --      1,210,042             --      1,028,077
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   1,219,764      2,073,034     70,764,263     14,174,590     32,358,940      6,644,569
         Cost of investments sold             (1,206,675)    (2,162,003)   (52,913,349)   (15,740,089)   (31,393,269)    (5,944,478)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                  13,089        (88,969)    17,850,914     (1,565,499)       965,671        700,091
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        573,594        (88,969)    17,850,914       (355,457)       965,671      1,728,168
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (1,118,708)       339,093    (16,816,978)     5,307,372        (77,932)       768,001
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                          (545,114)       250,124      1,033,936      4,951,915        887,739      2,496,169
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (566,927)       231,610        715,626      5,919,388        742,446      1,897,809
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           FRANKLIN DEV     FRANKLIN       FRANKLIN     FRANKLIN SM-   FRANKLIN VIP     GOLDMAN
                                           MKTS VIP CL     MUTUAL SHS    SMALL CP VAL    MD CP GR       LG CAP GRO    SACHS VI GBL
                                                2           VIP CL 2       VIP CL 2       VIP CL 2       CL 2 (a)      MK NAV SS
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      410,793        185,753        140,172             --             --         21,295
    Mortality, expense charges and
      administrative charges (note 3)           (367,596)      (131,415)      (341,087)      (150,779)       (15,783)      (576,340)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                    43,197         54,338       (200,915)      (150,779)       (15,783)      (555,045)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --         48,297      1,690,245      2,274,368             --        474,423
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   5,499,676      2,006,451        682,825      2,973,475      3,321,205        764,358
         Cost of investments sold             (5,864,449)    (1,580,517)      (265,726)    (2,092,516)    (2,204,383)      (718,306)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                (364,773)       425,934        417,099        880,959      1,116,822         46,052
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                       (364,773)       474,231      2,107,344      3,155,327      1,116,822        520,475
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (2,275,399)        (2,180)    (2,045,341)    (2,305,422)    (1,045,698)     1,278,274
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                        (2,640,172)       472,051         62,003        849,905         71,124      1,798,749
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $   (2,596,975)       526,389       (138,912)       699,126         55,341      1,243,704
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                        IBBOTSON
                                             GOLDMAN        IBBOTSON       IBBOTSON       IBBOTSON       IBBOTSON        INCOME &
                                           SACHS VI HQ     AGGRESSIVE      BALANCED     CONSERVATIVE      GROWTH         GROWTH
                                            FLT RT SS      GRWTH ETF2        ETF2          ETF2            ETF2           ETF2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      113,196         67,736        766,307        160,364        261,314        407,589
    Mortality, expense charges and
      administrative charges (note 3)           (557,548)       (98,136)      (975,023)      (247,324)      (388,171)      (548,694)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (444,352)       (30,400)      (208,716)       (86,960)      (126,857)      (141,105)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --         51,552        989,980        230,467         55,609        593,971
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   2,785,917        534,292     13,506,593      4,725,949      4,065,732      4,864,427
         Cost of investments sold             (2,848,315)      (376,274)    (9,353,138)    (4,645,078)    (2,293,402)    (4,150,951)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 (62,398)       158,018      4,153,455         80,871      1,772,330        713,476
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        (62,398)       209,570      5,143,435        311,338      1,827,939      1,307,447
    Net change in unrealized
      appreciation (depreciation) of
      investments                                (80,090)       (31,639)    (2,786,139)         1,716       (945,004)      (501,042)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                          (142,488)       177,931      2,357,296        313,054        882,935        806,405
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (586,840)       147,531      2,148,580        226,094        756,078        665,300
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                           AMER FRANCH     AMER VALUE    COMSTOCK SR    CORE EQUITY    EQUITY & INC     GROWTH &
                                            SR II (a)        SR II            II         SR II (a)        SR II        INC SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $        1,284          9,369        510,828             26         49,084         54,662
    Mortality, expense charges and
      administrative charges (note 3)            (25,425)       (68,471)      (661,730)        (5,263)       (43,049)       (51,831)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (24,141)       (59,102)      (150,902)        (5,237)         6,035          2,831
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --        393,681             --             --        151,381        427,097
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   5,926,761      2,131,902      1,560,107      1,187,872        475,580      1,342,791
         Cost of investments sold             (4,423,867)    (1,625,281)    (1,201,395)    (1,016,546)      (359,311)      (795,262)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                               1,502,894        506,621        358,712        171,326        116,269        547,529
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,502,894        900,302        358,712        171,326        267,650        974,626
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (1,599,925)      (549,479)     3,146,163       (131,628)       (98,712)      (696,461)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                           (97,031)       350,823      3,504,875         39,698        168,938        278,165
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (121,172)       291,721      3,353,973         34,461        174,973        280,996
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI      IVY VIP
                                           SM CAP EQTY       ASSET         IVY VIP        IVY VIP      IVY VIP CORE     IVY VIP
                                              SR II         STRATEGY       BALANCED         BOND          EQUITY      DIVIDEND OPP
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $           --      1,136,862      1,197,185      5,414,239        499,116        308,088
    Mortality, expense charges and
      administrative charges (note 3)           (341,646)    (3,350,955)    (1,603,757)    (1,904,285)    (1,429,460)      (379,164)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (341,646)    (2,214,093)      (406,572)     3,509,954       (930,344)       (71,076)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                   2,150,287     30,134,125     10,761,486      4,281,500     14,061,792      2,066,829
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   2,278,823     25,830,094     16,232,347      7,796,674      9,072,280      3,787,459
         Cost of investments sold               (948,440)   (22,980,625)   (13,118,889)    (7,736,562)    (8,029,736)    (3,321,849)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                               1,330,383      2,849,469      3,113,458         60,112      1,042,544        465,610
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      3,480,670     32,983,594     13,874,944      4,341,612     15,104,336      2,532,439
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (2,962,296)   (46,583,029)    (5,693,246)    (3,700,181)    (5,971,426)      (331,315)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                           518,374    (13,599,435)     8,181,698        641,431      9,132,910      2,201,124
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      176,728    (15,813,528)     7,775,126      4,151,385      8,202,566      2,130,048
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP      IVY VIP GLBL     IVY VIP        IVY VIP      IVY VIP HIGH   IVY VIP INTL
                                              ENERGY      NATURAL RES    GLOBAL BOND       GROWTH         INCOME      CORE EQUITY
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $           --             --        168,604        283,395      4,864,069      4,863,591
    Mortality, expense charges and
      administrative charges (note 3)           (133,324)      (614,407)      (101,681)    (1,533,106)    (1,261,355)    (2,544,411)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (133,324)      (614,407)        66,923     (1,249,711)     3,602,714      2,319,180
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     277,270             --             --     12,177,454        732,524     15,107,522
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   1,652,988      6,134,696        983,951    155,935,695     11,753,928     25,787,541
         Cost of investments sold               (897,317)    (7,193,225)      (941,716)  (117,048,600)   (10,832,562)   (29,689,231)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 755,671     (1,058,529)        42,235     38,887,095        921,366     (3,901,690)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,032,941     (1,058,529)        42,235     51,064,549      1,653,890     11,205,832
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (1,833,574)    (3,705,913)      (196,919)   (44,538,670)    (6,079,251)   (12,821,180)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                          (800,633)    (4,764,442)      (154,684)     6,525,879     (4,425,361)    (1,615,348)
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (933,957)    (5,378,849)       (87,761)     5,276,168       (822,647)       703,832
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP        IVY VIP                       IVY VIP     IVY VIP PATH
                                           IVY VIP INTL     LIMITED-      MICRO CAP     IVY VIP MID       MONEY         MOD AGG
                                              GROWTH       TERM BOND        GROWTH       CAP GROWTH       MARKET          MVF
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $    1,526,474        187,881             --             --          2,675        400,541
    Mortality, expense charges and
      administrative charges (note 3)         (1,054,650)      (436,732)      (412,230)      (925,437)      (176,108)      (275,279)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   471,824       (248,851)      (412,230)      (925,437)      (173,433)       125,262
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                   6,224,708         43,772      4,147,563      3,869,458             --      1,386,439
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   4,709,286      2,025,748      7,844,392      4,395,402      3,608,868      1,442,841
         Cost of investments sold             (4,572,136)    (2,089,399)    (5,774,819)    (3,173,714)    (3,608,868)    (1,362,522)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 137,150        (63,651)     2,069,573      1,221,688             --         80,319
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      6,361,858        (19,879)     6,217,136      5,091,146             --      1,466,758
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (7,162,751)       132,829     (6,836,600)       (88,657)            --       (993,956)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                          (800,893)       112,950       (619,464)     5,002,489             --        472,802
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $     (329,069)      (135,901)    (1,031,694)     4,077,052       (173,433)       598,064
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           IVY VIP PATH                    IVY VIP        IVY VIP         IVY VIP        IVY VIP
                                             MOD CON      IVY VIP PATH    PATHFINDER     PATHFINDER     PATHFINDER     PATHFINDER
                                               MVF          MOD MVF       AGGRESSIVE      CONSERV        MOD AGGR       MOD CONS
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       75,798        718,192        135,461        401,754      2,723,196        824,563
    Mortality, expense charges and
      administrative charges (note 3)            (91,450)      (826,306)      (225,544)      (491,078)    (3,401,345)    (1,066,114)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (15,652)      (108,114)       (90,083)       (89,324)      (678,149)      (241,551)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     351,729      3,007,564      1,158,351      2,277,684     18,324,502      5,341,856
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   2,558,248      1,860,659      1,139,766      4,818,020     14,728,666      9,706,778
         Cost of investments sold             (2,507,669)    (1,770,591)      (911,202)    (4,236,357)   (11,493,180)    (7,380,247)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                  50,579         90,068        228,564        581,663      3,235,486      2,326,531
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        402,308      3,097,632      1,386,915      2,859,347     21,559,988      7,668,387
    Net change in unrealized
      appreciation (depreciation) of
      investments                               (248,231)    (1,294,192)      (747,260)    (1,964,100)   (12,357,108)    (5,394,357)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                           154,077      1,803,440        639,655        895,247      9,202,880      2,274,030
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      138,425      1,695,326        549,572        805,923      8,524,731      2,032,479
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP                       IVY VIP        IVY VIP        IVY VIP
                                            PATHFINDER    IVY VIP REAL    SCIENCE &      SMALL CAP      SMALL CAP       IVY VIP
                                             MODERATE      ESTATE SEC        TECH          GROWTH         VALUE          VALUE
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $    2,403,433        150,791             --          3,319         59,135      1,120,563
    Mortality, expense charges and
      administrative charges (note 3)         (3,001,043)      (226,324)    (1,120,211)      (638,749)      (903,851)    (1,382,574)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (597,610)       (75,533)    (1,120,211)      (635,430)      (844,716)      (262,011)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                  16,455,704        859,679      6,014,715      3,882,250     10,163,616     13,900,792
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                  15,582,929      2,929,142     14,070,768     46,493,711     10,368,551     14,885,272
         Cost of investments sold            (10,533,309)    (2,431,935)    (9,361,791)   (35,453,271)    (8,821,135)   (13,201,988)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                               5,049,620        497,207      4,708,977     11,040,440      1,547,416      1,683,284
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                     21,505,324      1,356,886     10,723,692     14,922,690     11,711,032     15,584,076
    Net change in unrealized
      appreciation (depreciation) of
      investments                            (14,412,894)     2,326,909     (8,659,906)   (16,993,848)    (7,243,998)    (5,987,014)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                         7,092,430      3,683,795      2,063,786     (2,071,158)     4,467,034      9,597,062
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $    6,494,820      3,608,262        943,575     (2,706,588)     3,622,318      9,335,051
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                        JANUS ASPEN     MFS VIT -       MFS VIT
                                           JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP    VALUE SERIES    INV GROWTH
                                           BALANCED SS      FORTY SS     OVERSEAS SS       VAL SS        - SS (a)      SER SS (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      297,003         11,297      1,884,212        302,833             --             --
    Mortality, expense charges and
      administrative charges (note 3)           (273,077)      (490,272)      (874,849)      (348,777)      (420,646)      (216,602)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                    23,926       (478,975)     1,009,363        (45,944)      (420,646)      (216,602)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     474,624     11,156,243      6,365,522      2,348,528             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   2,267,477      6,534,916      9,822,150      2,157,632     92,454,518     47,397,678
         Cost of investments sold             (1,883,031)    (4,966,452)   (11,984,738)    (1,196,663)   (57,918,957)   (32,671,311)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 384,446      1,568,464     (2,162,588)       960,969     34,535,561     14,726,367
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        859,070     12,724,707      4,202,934      3,309,497     34,535,561     14,726,367
    Net change in unrealized
      appreciation (depreciation) of
      investments                                389,112     (9,853,946)   (13,437,355)    (1,652,060)   (33,580,816)   (14,503,352)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                         1,248,182      2,870,761     (9,234,421)     1,657,437        954,745        223,015
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $    1,272,108      2,391,786     (8,225,058)     1,611,493        534,099          6,413
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             MFS VIT        MFS VIT
                                             MID CAP          NEW        MORGSTANLEY    NEUBERGERBE    OPPENHEIMER    OPPENHEIMER
                                            GROWTH SER   DISCOVERY SER    UIF EMG MK      RMAN SOC      CAP APP VA    GBL STR INC
                                                SS           SS (a)        EQ CL 2       RESP S CL        SS (a)       VA SS (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $           --             --         68,623          1,557             51             --
    Mortality, expense charges and
      administrative charges (note 3)            (15,660)       (55,030)      (314,033)       (22,099)       (15,414)       (73,036)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (15,660)       (55,030)      (245,410)       (20,542)       (15,363)       (73,036)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     114,753             --             --             --             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                     274,956     11,344,427        663,760        499,684      3,268,581     15,877,680
         Cost of investments sold               (151,876)    (8,518,768)      (373,520)      (378,812)    (2,209,808)   (15,855,498)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 123,080      2,825,659        290,240        120,872      1,058,773         22,182
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        237,833      2,825,659        290,240        120,872      1,058,773         22,182
    Net change in unrealized
      appreciation (depreciation) of
      investments                               (159,257)    (3,728,883)    (1,394,606)         4,460     (1,080,140)       325,824
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                            78,576       (903,224)    (1,104,366)       125,332        (21,367)       348,006
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $       62,916       (958,254)    (1,349,776)       104,790        (36,730)       274,970
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PIMCO VIT      PUTNAM VT
                                           INTL GROW VA    MS SM CAP     GLB DIV ALL      LOW DUR      TOTAL RETURN      EQUITY
                                                SS           VA SS          ADV CL      PORT ADV CL       ADV CL      INCOME CL IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      287,793         12,631      1,382,560        656,686      3,490,892         97,805
    Mortality, expense charges and
      administrative charges (note 3)           (466,802)       (33,569)      (337,860)      (942,149)    (2,406,163)       (73,638)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                  (179,009)       (20,938)     1,044,700       (285,463)     1,084,729         24,167
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                     613,661        280,354        607,895             --             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   1,130,154        435,681        389,102      4,585,272      6,132,771      2,182,267
         Cost of investments sold               (728,814)      (290,902)      (381,992)    (4,505,966)    (6,291,240)    (1,335,965)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 401,340        144,779          7,110         79,306       (158,469)       846,302
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,015,001        425,133        615,005         79,306       (158,469)       846,302
    Net change in unrealized
      appreciation (depreciation) of
      investments                             (3,729,835)      (222,590)      (902,990)      (287,850)     3,203,581       (373,001)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                        (2,714,834)       202,543       (287,985)      (208,544)     3,045,112        473,301
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $   (2,893,843)       181,605        756,715       (494,007)     4,129,841        497,468
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                          SFT
                                            PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT         SFT          ADVANTUS
                                            GROWTH AND    INTER EQ CL     MULTI-CAP      VOYAGER CL      ADVANTUS      INDEX 400
                                            INC CL IB          IB         GRO CL IB          IB         BOND CL 2       MC CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       58,870         42,443          3,079         30,956             --             --
    Mortality, expense charges and
      administrative charges (note 3)           (114,359)       (65,940)       (42,378)      (116,297)    (2,646,498)      (981,267)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                   (55,489)       (23,497)       (39,299)       (85,341)    (2,646,498)      (981,267)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --             --             --         79,430             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   1,155,345        929,939        242,091      1,359,635     16,947,424     13,111,909
         Cost of investments sold               (642,472)      (978,647)      (153,624)      (864,095)   (12,013,868)    (6,956,268)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                                 512,873        (48,708)        88,467        495,540      4,933,556      6,155,641
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                        512,873        (48,708)        88,467        574,970      4,933,556      6,155,641
    Net change in unrealized
      appreciation (depreciation) of
      investments
                                                 116,759       (283,903)       302,848        214,821      6,807,747        752,930
         Net gains (losses) on            -------------- -------------- -------------- -------------- -------------- --------------
           investments
                                                 629,632       (332,611)       391,315        789,791     11,741,303      6,908,571
NET INCREASE (DECREASE)                   -------------- -------------- -------------- -------------- -------------- --------------
  IN NET ASSETS RESULTING
  FROM OPERATIONS
                                          $      574,143       (356,108)       352,016        704,450      9,094,805      5,927,304
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               SFT                                          SFT            SFT            SFT
                                             ADVANTUS         SFT            SFT          ADVANTUS       ADVANTUS       ADVANTUS
                                           INDEX 500 CL  ANTUSINTL INTL    ADVANTUS        MONEY       MORTGAGE CL    REAL ESTATE
                                                2          BOND CL 2     MANAGED VOL       MARKET           2             CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $           --             --             --             --             --             --
    Mortality, expense charges and
      administrative charges (note 3)         (1,791,230)    (1,275,599)    (1,118,872)      (514,539)      (829,556)    (1,067,115)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                (1,791,230)    (1,275,599)    (1,118,872)      (514,539)      (829,556)    (1,067,115)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --             --             --             --             --             --
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                  21,097,868      7,751,444        812,666     24,361,070      6,821,135     13,847,537
         Cost of investments sold            (11,003,595)    (4,531,029)      (736,042)   (24,361,070)    (5,367,809)    (9,382,372)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                              10,094,273      3,220,415         76,624             --      1,453,326      4,465,165
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                     10,094,273      3,220,415         76,624             --      1,453,326      4,465,165
    Net change in unrealized
      appreciation (depreciation) of
      investments                             11,353,834     (1,584,817)     6,485,811             --      1,923,409     15,432,835
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                        21,448,107      1,635,598      6,562,435             --      3,376,735     19,898,000
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS
                                          $   19,656,877        359,999      5,443,563       (514,539)     2,547,179     18,830,885
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            SFT IVY      SFT PYRAMIS     SFT T ROWE      TOPS MGD       TOPS MGD
                                             SFT IVY       SMALL CAP     CORE EQUITY    PRICE VALUE    RISK BAL ETF    RISK FLEX
                                            GROWTH (b)     GROWTH (b)      CL 2 (b)         (b)           CL 2          ETF CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $       17,063         20,934          4,140         11,894        211,544         16,108
    Mortality, expense charges and
      administrative charges (note 3)         (2,021,440)      (409,331)      (590,550)    (1,375,860)      (327,758)      (251,554)
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Investment income (loss) -
           net                                (2,004,377)      (388,397)      (586,410)    (1,363,966)      (116,214)      (235,446)
                                          -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --             --             --             --        170,693          6,178
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                  23,627,846      5,324,354      9,337,009     11,133,934      4,079,567      1,093,172
         Cost of investments sold            (21,882,406)    (5,176,530)    (8,818,741)   (10,656,734)    (3,651,283)    (1,054,603)
                                          -------------- -------------- -------------- -------------- -------------- --------------
                                               1,745,440        147,824        518,268        477,200        428,284         38,569
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net realized gains (losses)
           on investments                      1,745,440        147,824        518,268        477,200        598,977         44,747
    Net change in unrealized
      appreciation (depreciation) of
      investments                             24,870,438      3,815,362      6,713,294     11,185,052       (196,003)       204,444
                                          -------------- -------------- -------------- -------------- -------------- --------------
         Net gains (losses) on
           investments                        26,615,878      3,963,186      7,231,562     11,662,252        402,974        249,191
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $   24,611,501      3,574,789      6,645,152     10,298,286        286,760         13,745
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2014

                                                    SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------
                                             TOPS MGD       TOPS MGD
                                           RISK GROWTH      RISK MOD
                                             ETF CL 2     GRO ETF CL 2      TOTALS
                                          -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
    Investment income distributions
      from underlying mutual fund         $      818,788        328,249     47,303,761
    Mortality, expense charges and
      administrative charges (note 3)         (1,388,003)      (465,958)   (67,274,577)
                                          -------------- -------------- --------------
         Investment income (loss) -
           net                                  (569,215)      (137,709)   (19,970,816)
                                          -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from
      underlying mutual fund                          --        372,354    227,057,190
    Realized gains (losses) on sales
      of investments
         Proceeds from sales                   6,456,872      2,725,608  1,099,364,471
         Cost of investments sold             (5,417,640)    (2,330,732)  (867,834,610)
                                          -------------- -------------- --------------
                                               1,039,232        394,876    231,529,861
         Net realized gains (losses)      -------------- -------------- --------------
           on investments                      1,039,232        767,230    458,587,051
    Net change in unrealized
      appreciation (depreciation) of
      investments                               (500,042)      (246,298)  (267,873,455)
                                          -------------- -------------- --------------
         Net gains (losses) on
           investments                           539,190        520,932    190,713,596
                                          -------------- -------------- --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                         $      (30,025)       383,223    170,742,780
                                          ============== ============== ==============

See accompanying notes to financial statements.

----------
(a)  For the period from January 1, 2014 through May 1, 2014.
(b)  For the period from May 1, 2014 through December 31, 2014.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN     ALLIANBERN         AM             AM             AM             AM
                                               VPS            VPS          CENTURY        CENTURY        CENTURY        CENTURY
                                            DYNASSTALL     INTL VALUE      VP INC &       VP INFL        VP ULTRA       VP VALUE
                                             CL B (a)         CL B        GRO CL II      PRO CL II       CL II (b)      CL II (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (45,143)        38,599         14,938        111,613       (317,091)        42,496
   Net realized gains (losses)
     on investments                               19,568        (13,490)        20,036      2,256,492      1,436,708       (385,554)
   Net change in unrealized
     appreciation (depreciation)
     of investments                              450,021        147,399        885,203     (8,993,822)     7,980,187     14,217,191
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               424,446        172,508        920,177     (6,625,717)     9,099,804     13,874,133
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 15,248,800        140,202        462,389     26,444,605        492,990      3,892,024
   Contract terminations,
     withdrawal payments and
     charges                                    (253,890)      (227,267)      (771,067)    (1,906,917)    (6,854,024)    (6,942,904)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             14             82            979            430
   Annuity benefit payments                           --             --           (315)        (4,638)       (78,693)       (13,530)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      14,994,910        (87,065)      (308,979)    24,533,133     (6,438,748)    (3,063,980)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 15,419,356         85,443        611,198     17,907,416      2,661,056     10,810,153
Net assets at the beginning of
   year or period                                     --        844,155      2,872,898     55,985,614     29,142,704     46,858,151
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   15,419,356        929,598      3,484,096     73,893,030     31,803,760     57,668,304
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (332,649)        16,219         11,784       (113,813)       (75,953)        11,571
   Net realized gains (losses)
     on investments                            1,231,267         31,666        215,692      1,849,025     11,652,981     16,588,329
   Net change in unrealized
     appreciation (depreciation)                (175,723)      (116,534)       137,036       (432,585)   (12,216,359)   (14,735,612)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               722,895        (68,649)       364,512      1,302,627       (639,331)     1,864,288
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 35,659,811         96,361        830,379      6,763,050         36,871        289,274
   Contract terminations,
     withdrawal payments and
     charges                                    (225,834)      (140,969)      (679,897)    (2,605,786)   (31,171,996)   (59,817,179)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             20             95            426            179
   Annuity benefit payments                           --             --           (361)        (4,539)       (29,730)        (4,866)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      35,433,977        (44,608)       150,141      4,152,820    (31,164,429)   (59,532,592)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 36,156,872       (113,257)       514,653      5,455,447    (31,803,760)   (57,668,304)
Net assets at the beginning of
   year or period                             15,419,356        929,598      3,484,096     73,893,030     31,803,760     57,668,304
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   51,576,228        816,341      3,998,749     79,348,477             --             --
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               AMER           AMER           AMER           AMER           AMER           AMER
                                             FUNDS IS       FUNDS IS       FUNDS IS       FUNDS IS       FUNDS IS       FUNDS IS
                                            GLBL BOND     GLBL GROWTH     GLBL SM CP       GROWTH       GROWTH-INC        INTL
                                               CL 2           CL 2           CL 2           CL 2           CL 2           CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (41,041)        10,700        (11,811)       (36,447)        15,672         27,702
   Net realized gains (losses)
     on investments                               19,545        162,450         40,989        176,326        131,784         47,611
   Net change in unrealized
     appreciation (depreciation)
     of investments                              (94,486)       960,551        376,727      2,289,750      1,354,876      1,252,358
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (115,982)     1,133,701        405,905      2,429,629      1,502,332      1,327,671
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,434,284      4,028,502      2,321,764     10,504,011      4,479,366      8,118,350
   Contract terminations,
     withdrawal payments and
     charges                                    (850,112)      (742,387)      (421,531)      (758,290)      (490,206)    (1,184,348)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --             68            102             --
   Annuity benefit payments                           --             --             --           (285)        (2,244)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                         584,172      3,286,115      1,900,233      9,745,504      3,987,018      6,934,002
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    468,190      4,419,816      2,306,138     12,175,133      5,489,350      8,261,673
Net assets at the beginning of
   year or period                              2,789,905      2,227,216        783,868      3,487,125      3,036,713      2,705,544
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    3,258,095      6,647,032      3,090,006     15,662,258      8,526,063     10,967,217
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $          132         (3,193)       (60,776)      (112,950)           854         16,088
   Net realized gains (losses)
     on investments                               24,292        851,624        355,586      1,598,804        737,349         98,946
   Net change in unrealized
     appreciation (depreciation)                 (59,922)      (763,530)      (361,060)      (328,513)        72,280       (668,458)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               (35,498)        84,901        (66,250)     1,157,341        810,483       (553,424)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,511,452      2,681,482      3,022,010      6,338,435      4,068,293      4,861,084
   Contract terminations,
     withdrawal payments and
     charges                                    (509,792)      (877,128)    (1,746,876)    (2,828,969)      (862,723)    (1,181,438)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --             94            142             --
   Annuity benefit payments                           --             --             --           (320)        (2,365)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,001,660      1,804,354      1,275,134      3,509,240      3,203,347      3,679,646
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                    966,162      1,889,255      1,208,884      4,666,581      4,013,830      3,126,222
Net assets at the beginning of
   year or period                              3,258,095      6,647,032      3,090,006     15,662,258      8,526,063     10,967,217
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    4,224,257      8,536,287      4,298,890     20,328,839     12,539,893     14,093,439
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               AMER           AMER         FIDELITY       FIDELITY       FIDELITY       FIDELITY
                                             FUNDS IS       FUNDS IS         VIP            VIP            VIP            VIP
                                            NEW WORLD     US GOVT/AAA     CONTRAFUND   EQUITY-INCOME   HIGH INCOME      MID CAP
                                               CL 2           CL 2         SC 2 (b)         SC2          SC2 (b)          SC2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       10,888        (26,673)      (305,122)       726,768      1,339,833       (442,333)
   Net realized gains (losses)
     on investments                               34,544         64,762       (117,243)     3,701,729        664,581      5,683,617
   Net change in unrealized
     appreciation (depreciation)
     of investments                              335,983       (253,592)    15,272,606     14,996,154       (776,972)     6,466,080
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               381,415       (215,503)    14,850,241     19,424,651      1,227,442     11,707,364
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  3,315,956      3,494,140     11,851,345      4,276,601      7,506,770      2,535,540
   Contract terminations,
     withdrawal payments and
     charges                                    (772,858)    (1,033,192)    (5,746,205)   (11,187,082)    (5,235,199)    (5,378,408)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             16          3,139          5,356             18         (2,375)
   Annuity benefit payments                           --           (931)        36,169       (131,625)        (3,369)       (68,109)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       2,543,098      2,460,033      6,072,110     (7,036,750)     2,268,220     (2,913,352)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  2,924,513      2,244,530     20,922,351     12,387,901      3,495,662      8,794,012
Net assets at the beginning of
   year or period                              2,028,930      3,776,868     47,059,500     77,648,067     27,872,696     35,464,418
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    4,953,443      6,021,398     67,981,851     90,035,968     31,368,358     44,258,430
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (21,813)       (18,514)      (318,310)       967,473       (145,293)      (598,360)
   Net realized gains (losses)
     on investments                              573,594        (88,969)    17,850,914       (355,457)       965,671      1,728,168
   Net change in unrealized
     appreciation (depreciation)              (1,118,708)       339,093    (16,816,978)     5,307,372        (77,932)       768,001
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (566,927)       231,610        715,626      5,919,388        742,446      1,897,809
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  2,554,010      3,248,605      1,858,181      1,997,689        126,545      3,169,503
   Contract terminations,
     withdrawal payments and
     charges                                  (1,198,708)    (2,023,161)   (70,555,658)   (13,017,029)   (32,236,211)    (6,150,017)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             19             --         (1,065)            10          2,566
   Annuity benefit payments                           --           (980)            --       (141,945)        (1,148)       (72,151)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,355,302      1,224,483    (68,697,477)   (11,162,350)   (32,110,804)    (3,050,099)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                    788,375      1,456,093    (67,981,851)    (5,242,962)   (31,368,358)    (1,152,290)
Net assets at the beginning of
   year or period                              4,953,443      6,021,398     67,981,851     90,035,968     31,368,358     44,258,430
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    5,741,818      7,477,491             --     84,793,006             --     43,106,140
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       GOLDMAN
                                             DEV MKTS        MUTUAL        SMALL CP       SM-MD CP        VIP LG      SACHS VI GBL
                                               VIP          SHS VIP        VAL VIP         GR VIP        CAP GRO         MK NAV
                                               CL 2           CL 2           CL 2           CL 2         CL 2 (b)        SS(a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      180,789         66,398        (31,120)      (140,691)       (13,389)       (78,461)
   Net realized gains (losses)
     on investments                             (619,419)       (34,500)       874,918      1,035,288         57,618        481,354
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (172,465)     2,344,497      4,172,579      2,504,155        673,325        286,856
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (611,095)     2,376,395      5,016,377      3,398,752        717,554        689,749
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  4,522,064        218,577      5,526,941      2,014,462        188,626     21,112,715
   Contract terminations,
     withdrawal payments and
     charges                                  (4,830,550)    (2,086,137)    (1,038,886)    (2,371,928)      (454,120)      (273,797)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  17,212             54             30            774              4             --
   Annuity benefit payments                      (46,866)        (2,166)        (3,765)       (12,537)          (185)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                        (338,140)    (1,869,672)     4,484,320       (369,229)      (265,675)    20,838,918
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                   (949,235)       506,723      9,500,697      3,029,523        451,879     21,528,667
Net assets at the beginning of
   year or period                             29,864,458      9,582,151     12,507,048      9,473,157      2,787,654             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   28,915,223     10,088,874     22,007,745     12,502,680      3,239,533     21,528,667
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $       43,197         54,338       (200,915)      (150,779)       (15,783)      (555,045)
   Net realized gains (losses)
     on investments                             (364,773)       474,231      2,107,344      3,155,327      1,116,822        520,475
   Net change in unrealized
     appreciation (depreciation)              (2,275,399)        (2,180)    (2,045,341)    (2,305,422)    (1,045,698)     1,278,274
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            (2,596,975)       526,389       (138,912)       699,126         55,341      1,243,704
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  3,373,939        190,295      4,464,326      1,186,783         11,758     39,070,665
   Contract terminations,
     withdrawal payments and
     charges                                  (5,226,627)    (1,887,388)      (601,134)    (2,845,091)    (3,306,386)      (734,192)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  15,736             67             36          1,211              3             --
   Annuity benefit payments                      (41,196)        (2,415)        (3,979)       (13,617)          (249)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (1,878,148)    (1,699,441)     3,859,249     (1,670,714)    (3,294,874)    38,336,473
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 (4,475,123)    (1,173,052)     3,720,337       (971,588)    (3,239,533)    39,580,177
Net assets at the beginning of
   year or period                             28,915,223     10,088,874     22,007,745     12,502,680      3,239,533     21,528,667
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   24,440,100      8,915,822     25,728,082     11,531,092             --     61,108,844
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             GOLDMAN        IBBOTSON                                                    IBBOTSON
                                             SACHS VI      AGGRESSIVE      IBBOTSON       IBBOTSON       IBBOTSON       INCOME &
                                            HQ FLT RT        GRWTH         BALANCED     CONSERVATIVE      GROWTH         GROWTH
                                                SS            ETF2           ETF2           ETF2           ETF2           ETF2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $     (261,080)       (15,733)        28,887        (54,552)       (92,239)       (11,763)
   Net realized gains (losses)
     on investments                              181,266        177,568      2,534,746        559,468      1,187,145      1,648,245
   Net change in unrealized
     appreciation (depreciation)
     of investments                             (163,435)       553,116      3,747,666       (310,688)     2,435,037        408,010
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (243,249)       714,951      6,311,299        194,228      3,529,943      2,044,492
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 17,402,950      1,803,487     12,726,929      3,579,759      1,107,955      7,472,926
   Contract terminations,
     withdrawal payments and
     charges                                  (1,089,942)      (515,226)    (6,016,114)    (5,197,804)    (2,993,204)    (6,596,989)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                       2             --            591             --             --             --
   Annuity benefit payments                       (1,398)            --        (21,575)            --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      16,311,611      1,288,261      6,689,831     (1,618,045)    (1,885,249)       875,937
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 16,068,362      2,003,212     13,001,130     (1,423,817)     1,644,694      2,920,429
Net assets at the beginning of
   year or period                             19,737,352      3,696,090     58,383,436     18,863,156     24,831,473     34,740,164
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   35,805,714      5,699,302     71,384,566     17,439,339     26,476,167     37,660,593
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (444,352)       (30,400)      (208,716)       (86,960)      (126,857)      (141,105)
   Net realized gains (losses)
     on investments                              (62,398)       209,570      5,143,435        311,338      1,827,939      1,307,447
   Net change in unrealized
     appreciation (depreciation)                 (80,090)       (31,639)    (2,786,139)         1,716       (945,004)      (501,042)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (586,840)       147,531      2,148,580        226,094        756,078        665,300
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  5,985,662      1,647,859      5,332,854      2,390,770      2,291,741        987,768
   Contract terminations,
     withdrawal payments and
     charges                                  (2,602,448)      (475,331)   (12,753,489)    (4,519,720)    (3,778,327)    (4,408,847)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                       1             --            702             --             --             --
   Annuity benefit payments                       (1,326)            --        (22,164)            --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       3,381,889      1,172,528     (7,442,097)    (2,128,950)    (1,486,586)    (3,421,079)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  2,795,049      1,320,059     (5,293,517)    (1,902,856)      (730,508)    (2,755,779)
Net assets at the beginning of
   year or period                             35,805,714      5,699,302     71,384,566     17,439,339     26,476,167     37,660,593
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   38,600,763      7,019,361     66,091,049     15,536,483     25,745,659     34,904,814
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI     INVESCO VI
                                               AMER           AMER        INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                              FRANCH         VALUE         COMSTOCK     CORE EQUITY    EQUITY & INC   GROWTH & INC
                                            SR II (b)        SR II          SR II        SR II (b)        SR II          SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (62,559)       (30,020)        41,397         (1,881)         1,051         (1,981)
   Net realized gains (losses)
     on investments                              210,963        110,657         46,592        326,503         79,174        335,962
   Net change in unrealized
     appreciation (depreciation)
     of investments                            1,637,005        712,765      7,562,919        (20,210)       303,251        613,257
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             1,785,409        793,402      7,650,908        304,412        383,476        947,238
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                    215,015      3,099,162     11,917,986        749,553      1,175,285        770,862
   Contract terminations,
     withdrawal payments and
     charges                                  (1,224,105)      (417,950)      (495,167)    (1,248,006)      (811,883)      (626,554)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      26             --             98             --             --             --
   Annuity benefit payments                       (3,147)            --         (4,910)            --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (1,012,211)     2,681,212     11,418,008       (498,453)       363,402        144,308
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    773,198      3,474,614     19,068,916       (194,041)       746,878      1,091,546
Net assets at the beginning of
   year or period                              5,161,697        906,648     18,618,264      1,212,469      1,519,551      2,931,635
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    5,934,895      4,381,262     37,687,180      1,018,428      2,266,429      4,023,181
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (24,141)       (59,102)      (150,902)        (5,237)         6,035          2,831
   Net realized gains (losses)
     on investments                            1,502,894        900,302        358,712        171,326        267,650        974,626
   Net change in unrealized
     appreciation (depreciation)              (1,599,925)      (549,479)     3,146,163       (131,628)       (98,712)      (696,461)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (121,172)       291,721      3,353,973         34,461        174,973        280,996
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                     94,936      3,546,092     10,100,455        130,530      1,547,577        519,439
   Contract terminations,
     withdrawal payments and
     charges                                  (5,907,448)    (2,113,911)    (1,384,876)    (1,183,419)      (448,994)    (1,299,795)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      13             --            134             --             --             --
   Annuity benefit payments                       (1,224)            --         (5,551)            --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (5,813,723)     1,432,181      8,710,162     (1,052,889)     1,098,583       (780,356)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 (5,934,895)     1,723,902     12,064,135     (1,018,428)     1,273,556       (499,360)
Net assets at the beginning of
   year or period                              5,934,895      4,381,262     37,687,180      1,018,428      2,266,429      4,023,181
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $           --      6,105,164     49,751,315             --      3,539,985      3,523,821
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI      IVY VIP          IVY            IVY            IVY          IVY VIP
                                           SM CAP EQTY       ASSET           VIP            VIP          VIP CORE       DIVIDEND
                                              SR II         STRATEGY       BALANCED         BOND          EQUITY          OPP
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $     (268,578)      (350,274)       220,838      2,409,648       (616,380)        27,841
   Net realized gains (losses)
     on investments                              637,699      1,229,992     11,529,503      2,103,241      5,396,781        751,719
   Net change in unrealized
     appreciation (depreciation)
     of investments                            5,155,182     45,216,163     11,596,594     (8,676,863)    14,333,866      5,055,152
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             5,524,303     46,095,881     23,346,935     (4,163,974)    19,114,267      5,834,712
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  4,898,625     24,270,758     12,859,254     33,566,030     31,424,668      2,728,543
   Contract terminations,
     withdrawal payments and
     charges                                    (756,274)   (17,565,250)   (11,685,914)    (2,459,948)    (3,745,846)    (2,019,587)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      18         16,622         55,362          2,870          7,961            924
   Annuity benefit payments                         (971)      (155,232)      (466,873)       (25,677)       (51,016)       (11,857)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       4,141,398      6,566,898        761,829     31,083,275     27,635,767        698,023
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  9,665,701     52,662,779     24,108,764     26,919,301     46,750,034      6,532,735
Net assets at the beginning of
   year or period                             13,987,224    191,537,131    105,071,224    109,872,989     47,527,696     20,656,026
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   23,652,925    244,199,910    129,179,988    136,792,290     94,277,730     27,188,761
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (341,646)    (2,214,093)      (406,572)     3,509,954       (930,344)       (71,076)
   Net realized gains (losses)
     on investments                            3,480,670     32,983,594     13,874,944      4,341,612     15,104,336      2,532,439
   Net change in unrealized
     appreciation (depreciation)              (2,962,296)   (46,583,029)    (5,693,246)    (3,700,181)    (5,971,426)      (331,315)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               176,728    (15,813,528)     7,775,126      4,151,385      8,202,566      2,130,048
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,895,395     13,016,054      8,204,427     12,689,058     15,632,603        643,275
   Contract terminations,
     withdrawal payments and
     charges                                  (2,115,841)   (23,685,565)   (14,551,430)    (6,910,116)    (8,287,656)    (3,463,805)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      22          1,353         25,759          1,263            510          1,135
   Annuity benefit payments                       (1,034)      (158,074)      (458,210)       (26,507)       (55,371)       (13,266)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                        (221,458)   (10,826,232)    (6,779,454)     5,753,698      7,290,086     (2,832,661)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                    (44,730)   (26,639,760)       995,672      9,905,083     15,492,652       (702,613)
Net assets at the beginning of
   year or period                             23,652,925    244,199,910    129,179,988    136,792,290     94,277,730     27,188,761
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   23,608,195    217,560,150    130,175,660    146,697,373    109,770,382     26,486,148
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               IVY          IVY VIP        IVY VIP          IVY            IVY            IVY
                                               VIP        GLBL NATURAL      GLOBAL          VIP          VIP HIGH    VIP INTL CORE
                                              ENERGY          RES            BOND          GROWTH         INCOME         EQUITY
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $     (122,749)      (603,343)       (90,240)    (1,719,095)     1,484,125        584,678
   Net realized gains (losses)
     on investments                              422,083     (1,578,099)        26,237     20,342,928        503,753     (3,278,429)
   Net change in unrealized
     appreciation (depreciation)
     of investments                            1,469,511      4,546,673         82,291     39,078,163      2,061,516     41,725,914
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             1,768,845      2,365,231         18,288     57,701,996      4,049,394     39,032,163
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                    766,225      3,358,178      3,343,870      9,211,817     10,971,780      7,681,289
   Contract terminations,
     withdrawal payments and
     charges                                    (775,845)    (4,927,032)    (1,345,786)   (24,727,937)    (4,512,386)   (21,026,155)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                     444            245             --         49,931          1,435         38,416
   Annuity benefit payments                       (1,452)        (6,184)        (2,035)      (222,825)       (37,095)      (195,959)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                         (10,628)    (1,574,793)     1,996,049    (15,689,014)     6,423,734    (13,502,409)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  1,758,217        790,438      2,014,337     42,012,982     10,473,128     25,529,754
Net assets at the beginning of
   year or period                              6,746,220     38,629,692      5,208,913    171,638,603     43,430,987    173,054,725
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    8,504,437     39,420,130      7,223,250    213,651,585     53,904,115    198,584,479
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (133,324)      (614,407)        66,923     (1,249,711)     3,602,714      2,319,180
   Net realized gains (losses)
     on investments                            1,032,941     (1,058,529)        42,235     51,064,549      1,653,890     11,205,832
   Net change in unrealized
     appreciation (depreciation)              (1,833,574)    (3,705,913)      (196,919)   (44,538,670)    (6,079,251)   (12,821,180)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (933,957)    (5,378,849)       (87,761)     5,276,168       (822,647)       703,832
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,069,818      5,458,706      1,035,014      1,674,018     55,992,190      5,681,314
   Contract terminations,
     withdrawal payments and
     charges                                  (1,566,213)    (5,757,819)      (933,800)  (154,593,314)   (10,983,134)   (23,538,631)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                     512            270             --          2,153          1,504          1,545
   Annuity benefit payments                       (1,605)        (5,614)        (1,989)       (20,612)       (52,715)      (206,510)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                        (497,488)      (304,457)        99,225   (152,937,755)    44,957,845    (18,062,282)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 (1,431,445)    (5,683,306)        11,464   (147,661,587)    44,135,198    (17,358,450)
Net assets at the beginning of
   year or period                              8,504,437     39,420,130      7,223,250    213,651,585     53,904,115    198,584,479
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    7,072,992     33,736,824      7,234,714     65,989,998     98,039,313    181,226,029
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               IVY          IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                             VIP INTL     LIMITED-TERM    MICRO CAP       MID CAP         MONEY         PATH MOD
                                              GROWTH          BOND          GROWTH         GROWTH         MARKET      AGG MVF (c)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $     (347,398)      (262,125)      (358,020)      (658,931)      (166,379)        (6,268)
   Net realized gains (losses)
     on investments                            1,326,945        (25,549)     2,550,003      1,831,315             --          3,341
   Net change in unrealized
     appreciation (depreciation)
     of investments                            8,803,830        (65,974)     9,246,428     10,005,500             --        110,856
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             9,783,377       (353,648)    11,438,411     11,177,884       (166,379)       107,929
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 15,617,964     18,067,229      6,529,368     20,624,944      4,878,766      4,612,108
   Contract terminations,
     withdrawal payments and
     charges                                  (2,635,853)    (1,176,116)    (4,843,264)    (1,529,796)    (3,221,697)        (2,028)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                   1,869             --          1,337            301             20             --
   Annuity benefit payments                      (12,482)            --         (8,963)        (4,121)          (555)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      12,971,498     16,891,113      1,678,478     19,091,328      1,656,534      4,610,080
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 22,754,875     16,537,465     13,116,889     30,269,212      1,490,155      4,718,009
Net assets at the beginning of
   year or period                             47,979,312     13,221,134     20,455,674     31,405,038     12,361,898             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   70,734,187     29,758,599     33,572,563     61,674,250     13,852,053      4,718,009
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      471,824       (248,851)      (412,230)      (925,437)      (173,433)       125,262
   Net realized gains (losses)
     on investments                            6,361,858        (19,879)     6,217,136      5,091,146             --      1,466,758
   Net change in unrealized
     appreciation (depreciation)              (7,162,751)       132,829     (6,836,600)       (88,657)            --       (993,956)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                              (329,069)      (135,901)    (1,031,694)     4,077,052       (173,433)       598,064
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  6,609,871      7,799,015      5,070,759      6,461,327      2,083,730     29,500,327
   Contract terminations,
     withdrawal payments and
     charges                                  (4,207,092)    (1,914,537)    (7,604,858)    (3,920,789)    (3,510,158)    (1,382,907)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 (10,952)            --          2,234            360             23             --
   Annuity benefit payments                      (12,764)            --        (10,009)        (4,515)          (525)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       2,379,063      5,884,478     (2,541,874)     2,536,383     (1,426,930)    28,117,420
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  2,049,994      5,748,577     (3,573,568)     6,613,435     (1,600,363)    28,715,484
Net assets at the beginning of
   year or period                             70,734,187     29,758,599     33,572,563     61,674,250     13,852,053      4,718,009
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   72,784,181     35,507,176     29,998,995     68,287,685     12,251,690     33,433,493
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           IVY VIP PATH                    IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                             MOD CON      IVY VIP PATH    PATHFINDER     PATHFINDER   PATHFINDER MOD   PATHFINDER
                                             MVF (c)      MOD MVF (c)     AGGRESSIVE      CONSERV          AGGR         MOD CONS
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       (1,348)       (14,005)       612,791      1,648,389      9,756,282      2,630,884
   Net realized gains (losses)
     on investments                                  871          4,063        157,819      1,132,005      1,484,082      1,042,092
   Net change in unrealized
     appreciation (depreciation)
     of investments                               24,250        246,329      1,853,087      1,792,333     35,833,747      7,125,676
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                23,773        236,387      2,623,697      4,572,727     47,074,111     10,798,652
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  1,583,201     12,541,204      4,204,760      6,837,285     20,300,530     15,028,183
   Contract terminations,
     withdrawal payments and
     charges                                     (37,471)          (323)      (986,065)    (8,378,368)    (7,683,004)    (3,524,531)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --             (1)            --             --
   Annuity benefit payments                           --             --             --         (7,566)            --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,545,730     12,540,881      3,218,695     (1,548,650)    12,617,526     11,503,652
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  1,569,503     12,777,268      5,842,392      3,024,077     59,691,637     22,302,304
Net assets at the beginning of
   year or period                                     --             --      9,241,185     35,416,934    202,976,405     62,073,747
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    1,569,503     12,777,268     15,083,577     38,441,011    262,668,042     84,376,051
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (15,652)      (108,114)       (90,083)       (89,324)      (678,149)      (241,551)
   Net realized gains (losses)
     on investments                              402,308      3,097,632      1,386,915      2,859,347     21,559,988      7,668,387
   Net change in unrealized
     appreciation (depreciation)                (248,231)    (1,294,192)      (747,260)    (1,964,100)   (12,357,108)    (5,394,357)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               138,425      1,695,326        549,572        805,923      8,524,731      2,032,479
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 14,610,985    114,861,891      1,735,538      2,749,906      3,346,061      1,585,792
   Contract terminations,
     withdrawal payments and
     charges                                  (2,510,205)    (1,780,752)      (981,191)    (4,365,169)   (11,726,612)    (8,745,313)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --           (135)            --             --
   Annuity benefit payments                           --             --             --         (9,791)            --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      12,100,780    113,081,139        754,347     (1,625,189)    (8,380,551)    (7,159,521)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 12,239,205    114,776,465      1,303,919       (819,266)       144,180     (5,127,042)
Net assets at the beginning of
  year or period                               1,569,503     12,777,268     15,083,577     38,441,011    262,668,042     84,376,051
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   13,808,708    127,553,733     16,387,496     37,621,745    262,812,222     79,249,009
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP                       IVY VIP
                                            PATHFINDER    IVY VIP REAL    SCIENCE &    IVY VIP SMALL  IVY VIP SMALL       IVY
                                             MODERATE      ESTATE SEC        TECH        CAP GROWTH   CAP VALUE       VIP VALUE
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $    7,367,294        (63,328)      (932,631)      (894,675)      (328,792)      (484,291)
   Net realized gains (losses)
     on investments                            1,835,931       (150,261)     5,468,783        915,727      5,409,579      2,711,451
   Net change in unrealized
     appreciation (depreciation)
     of investments                           28,096,042        177,349     22,143,480     23,110,115     12,465,989     21,741,888
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            37,299,267        (36,240)    26,679,632     23,131,167     17,546,776     23,969,048
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 14,848,520      1,285,823     11,937,573      6,928,681      4,498,863     17,019,291
   Contract terminations,
     withdrawal payments and
     charges                                  (6,520,981)    (1,555,915)    (7,362,698)    (8,139,542)   (10,182,231)   (11,210,666)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                    (164)           276         14,396         23,017         20,889         23,441
   Annuity benefit payments                       (1,093)        (3,496)       (36,481)       (95,765)       (68,256)       (94,621)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       8,326,282       (273,312)     4,552,790     (1,283,609)    (5,730,735)     5,737,445
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 45,625,549       (309,552)    31,232,422     21,847,558     11,816,041     29,706,493
Net assets at the beginning of
   year or period                            186,390,832     13,525,470     47,728,649     55,911,570     57,793,996     70,629,414
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  232,016,381     13,215,918     78,961,071     77,759,128     69,610,037    100,335,907

YEAR OR PERIOD ENDED DECEMBER 31,         ============== ============== ============== ============== ============== ==============
   2014
Operations
   Investment income (loss) - net         $     (597,610)       (75,533)    (1,120,211)      (635,430)      (844,716)      (262,011)
   Net realized gains (losses)
     on investments                           21,505,324      1,356,886     10,723,692     14,922,690     11,711,032     15,584,076
   Net change in unrealized
     appreciation (depreciation)             (14,412,894)     2,326,909     (8,659,906)   (16,993,848)    (7,243,998)    (5,987,014)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             6,494,820      3,608,262        943,575     (2,706,588)     3,622,318      9,335,051
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  3,937,135      1,314,906      6,480,034      2,872,705      2,598,819      8,761,523
   Contract terminations,
     withdrawal payments and
     charges                                 (12,907,103)    (2,761,577)   (13,307,663)   (46,086,279)    (9,594,233)   (13,779,584)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      65            326         (9,380)           353         22,487         26,948
   Annuity benefit payments                       (2,270)        (3,664)       (43,218)        (4,235)       (69,979)      (105,632)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (8,972,173)    (1,450,009)    (6,880,227)   (43,217,456)    (7,042,906)    (5,096,745)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 (2,477,353)     2,158,253     (5,936,652)   (45,924,044)    (3,420,588)     4,238,306
Net assets at the beginning of
  year or period                             232,016,381     13,215,918     78,961,071     77,759,128     69,610,037    100,335,907
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  229,539,028     15,374,171     73,024,419     31,835,084     66,189,449    104,574,213
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                        JANUS ASPEN     MFS VIT -     MFS VIT INV
                                           JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP    VALUE SERIES    GROWTH SER
                                           BALANCED SS      FORTY SS     OVERSEAS SS       VAL SS        - SS (b)        SS (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       (6,289)      (244,004)     1,164,856        (46,284)      (372,683)      (435,114)
   Net realized gains (losses)
     on investments                            1,364,520        853,119     (5,798,271)       478,525      1,806,221      2,149,126
   Net change in unrealized
     appreciation (depreciation)
     of investments                            1,431,280      7,724,267     12,899,331      3,231,254     22,513,603      8,851,714
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             2,789,511      8,333,382      8,265,916      3,663,495     23,947,141     10,565,726
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  2,695,932      5,968,166      3,501,398      7,390,659      5,305,655      5,371,735
   Contract terminations,
     withdrawal payments and
     charges                                  (2,601,643)    (4,452,640)   (11,065,362)      (473,608)    (9,400,092)    (4,068,653)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --          2,607          1,937             16            332             40
   Annuity benefit payments                       (1,974)       (23,975)       (39,787)          (790)       (17,328)        (3,813)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                          92,315      1,494,158     (7,601,814)     6,916,277     (4,111,433)     1,299,309
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  2,881,826      9,827,540        664,102     10,579,772     19,835,708     11,865,035
Net assets at the beginning of
   year or period                             15,241,017     28,002,189     68,138,723     12,720,933     71,304,247     35,290,452
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   18,122,843     37,829,729     68,802,825     23,300,705     91,139,955     47,155,487
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $       23,926       (478,975)     1,009,363        (45,944)      (420,646)      (216,602)
   Net realized gains (losses)
     on investments                              859,070     12,724,707      4,202,934      3,309,497     34,535,561     14,726,367
   Net change in unrealized
     appreciation (depreciation)                 389,112     (9,853,946)   (13,437,355)    (1,652,060)   (33,580,816)   (14,503,352)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             1,272,108      2,391,786     (8,225,058)     1,611,493        534,099          6,413
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  3,914,772      2,043,411      3,286,688      1,155,929        441,448         27,823
   Contract terminations,
     withdrawal payments and
     charges                                  (2,084,438)    (6,164,312)    (9,134,278)    (1,932,709)   (92,115,502)   (47,188,363)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                       1          3,504          1,212             18             --             21
   Annuity benefit payments                       (2,114)       (26,135)       (39,696)          (853)            --         (1,381)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,828,221     (4,143,532)    (5,886,074)      (777,615)   (91,674,054)   (47,161,900)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  3,100,329     (1,751,746)   (14,111,132)       833,878    (91,139,955)   (47,155,487)
Net assets at the beginning of
  year or period                              18,122,843     37,829,729     68,802,825     23,300,705     91,139,955     47,155,487
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   21,223,172     36,077,983     54,691,693     24,134,583             --             --
                                          ============== ============== ============== ============== ============== ==============


See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             MFS VIT
                                             MID CAP      MFS VIT NEW    MORGSTANLEY    NEUBERGERBER   OPPENHEIMER    OPPENHEIMER
                                            GROWTH SER     DISCOVERY      UIF EMG MK    MAN SOC RESP    CAP APP VA    GBL STR INC
                                                SS         SER SS (b)      EQ CL 2          S CL          SS (b)       VA SS (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (13,775)      (159,033)       (48,333)       (10,540)       (20,725)       505,099
   Net realized gains (losses)
     on investments                               91,318        769,454        103,974        185,684        164,819         12,479
   Net change in unrealized
     appreciation (depreciation)
     of investments                              202,293      2,819,825       (290,540)       135,867        578,375       (788,699)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               279,836      3,430,246       (234,899)       311,011        722,469       (271,121)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                    113,815      1,886,258      9,189,508      1,046,700        325,637        881,678
   Contract terminations,
     withdrawal payments and
     charges                                    (203,239)    (2,075,753)      (189,303)      (514,170)      (489,704)    (2,228,458)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --            231         (1,606)            --             --            121
   Annuity benefit payments                           --        (29,497)        (1,785)            --             --        (14,357)
Increase (decrease) in                    -------------- -------------- -------------- -------------- -------------- --------------
   net assets from
   contract transactions                         (89,424)      (218,761)     8,996,814        532,530       (164,067)    (1,361,016)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                    190,412      3,211,485      8,761,915        843,541        558,402     (1,632,137)
Net assets at the beginning of
   year or period                                851,441      8,443,210      9,738,154        562,689      2,713,705     16,880,907
NET ASSETS AT THE END OF YEAR             -------------- -------------- -------------- -------------- -------------- --------------
   OR PERIOD                              $    1,041,853     11,654,695     18,500,069      1,406,230      3,272,107     15,248,770
YEAR OR PERIOD ENDED DECEMBER 31,         ============== ============== ============== ============== ============== ==============
   2014
Operations
   Investment income (loss) - net         $      (15,660)       (55,030)      (245,410)       (20,542)       (15,363)       (73,036)
   Net realized gains (losses)
     on investments                              237,833      2,825,659        290,240        120,872      1,058,773         22,182
   Net change in unrealized
     appreciation (depreciation)                (159,257)    (3,728,883)    (1,394,606)         4,460     (1,080,140)       325,824
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                62,916       (958,254)    (1,349,776)       104,790        (36,730)       274,970
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                    207,397        609,599      6,360,018        650,674         19,642        300,549
   Contract terminations,
     withdrawal payments and
     charges                                    (263,412)   (11,295,359)      (607,608)      (480,620)    (3,255,019)   (15,819,635)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --            102             13             --             --             47
   Annuity benefit payments                           --        (10,783)        (1,341)            --             --         (4,701)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                         (56,015)   (10,696,441)     5,751,082        170,054     (3,235,377)   (15,523,740)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                      6,901    (11,654,695)     4,401,306        274,844     (3,272,107)   (15,248,770)
Net assets at the beginning of
  year or period                               1,041,853     11,654,695     18,500,069      1,406,230      3,272,107     15,248,770
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    1,048,754             --     22,901,375      1,681,074             --             --
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER       PIMCO          PIMCO          PIMCO          PUTNAM
                                               INTL          MS SM         VIT GLB        VIT LOW       VIT TOTAL      VT EQUITY
                                             GROW VA         CAP VA        DIV ALL      DUR PORT ADV    RETURN ADV       INCOME
                                                SS             SS         ADV CL (a)         CL             CL           CL IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (80,269)       (13,615)       307,309        (80,697)       794,800          9,248
   Net realized gains (losses)
     on investments                               51,296        198,539        316,544         78,520      1,287,844        147,924
   Net change in unrealized
     appreciation (depreciation)
     of investments                            3,237,372        262,556       (120,716)      (701,788)    (5,879,557)       864,442
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             3,208,399        447,480        503,137       (703,965)    (3,796,913)     1,021,614
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 19,107,299        884,272     11,231,533     24,563,762     76,619,002      1,939,783
   Contract terminations,
     withdrawal payments and
     charges                                    (407,920)      (448,063)      (450,055)    (3,175,611)    (3,590,543)      (708,548)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      57             --             --             89             88             38
   Annuity benefit payments                       (1,838)            --             --         (7,368)        (7,629)        (2,239)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      18,697,598        436,209     10,781,478     21,380,872     73,020,918      1,229,034
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 21,905,997        883,689     11,284,615     20,676,907     69,224,005      2,250,648
Net assets at the beginning of
   year or period                              5,773,145        967,529             --     37,768,230     77,528,778      2,957,298
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   27,679,142      1,851,218     11,284,615     58,445,137    146,752,783      5,207,946
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (179,009)       (20,938)     1,044,700       (285,463)     1,084,729         24,167
   Net realized gains (losses)
     on investments                            1,015,001        425,133        615,005         79,306       (158,469)       846,302
   Net change in unrealized
     appreciation (depreciation)              (3,729,835)      (222,590)      (902,990)      (287,850)     3,203,581       (373,001)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            (2,893,843)       181,605        756,715       (494,007)     4,129,841        497,468
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 10,786,510        492,816     28,646,355     11,149,645     26,081,525      1,345,553
   Contract terminations,
     withdrawal payments and
     charges                                  (1,064,961)      (414,294)      (366,146)    (4,328,676)    (5,499,902)    (2,128,877)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      69             --             --             50             50             58
   Annuity benefit payments                       (1,933)            --             --         (7,316)        (7,598)        (2,498)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       9,719,685         78,522     28,280,209      6,813,703     20,574,075       (785,764)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  6,825,842        260,127     29,036,924      6,319,696     24,703,916       (288,296)
Net assets at the beginning of
   year or period                             27,679,142      1,851,218     11,284,615     58,445,137    146,752,783      5,207,946
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   34,504,984      2,111,345     40,321,539     64,764,833    171,456,699      4,919,650
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                              PUTNAM         PUTNAM         PUTNAM         PUTNAM          SFT            SFT
                                            VT GROWTH       VT INTER      VT MULTI-          VT          ADVANTUS       ADVANTUS
                                             AND INC         EQ CL        CAP GRO CL      VOYAGER          BOND       INDEX 400 MC
                                              CL IB            IB             IB           CL IB           CL 2           CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $       (8,157)           385         (6,395)       (22,271)    (2,555,901)      (961,608)
   Net realized gains (losses)
     on investments                               50,604       (486,602)        27,128        190,893      4,682,882      5,424,630
   Net change in unrealized
     appreciation (depreciation)
     of investments                              574,975      1,600,608        169,209      1,223,558     (5,911,480)    15,827,706
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               617,422      1,114,391        189,942      1,392,180     (3,784,499)    20,290,728
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  2,063,071        189,168        137,156      1,321,306     20,721,935      3,539,610
   Contract terminations,
     withdrawal payments and
     charges                                    (216,729)    (1,094,664)       (80,510)    (2,046,236)   (14,124,431)   (12,361,314)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      60            136             --             --        (33,507)         3,678
   Annuity benefit payments                       (2,922)        (5,630)            --             --       (204,788)       (57,306)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       1,843,480       (910,989)        56,646       (724,930)     6,359,209     (8,875,332)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                  2,460,902        203,402        246,588        667,250      2,574,710     11,415,396
Net assets at the beginning of
   year or period                              1,239,146      4,726,792        522,349      3,868,149    185,820,211     68,544,002
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    3,700,048      4,930,194        768,937      4,535,399    188,394,921     79,959,398
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $      (55,489)       (23,497)       (39,299)       (85,341)    (2,646,498)      (981,267)
   Net realized gains (losses)
     on investments                              512,873        (48,708)        88,467        574,970      4,933,556      6,155,641
   Net change in unrealized
     appreciation (depreciation)                 116,759       (283,903)       302,848        214,821      6,807,747        752,930
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               574,143       (356,108)       352,016        704,450      9,094,805      5,927,304
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                  5,113,918        223,307      2,713,545      5,260,785     11,828,672      3,028,916
   Contract terminations,
     withdrawal payments and
     charges                                  (1,094,263)      (873,620)      (209,240)    (1,293,823)   (15,242,189)   (12,221,944)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      84            170             --             --         17,848          5,675
   Annuity benefit payments                       (3,348)        (6,109)            --             --       (191,732)       (61,630)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                       4,016,391       (656,252)     2,504,305      3,966,962     (3,587,401)    (9,248,983)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                  4,590,534     (1,012,360)     2,856,321      4,671,412      5,507,404     (3,321,679)
Net assets at the beginning of
   year or period                              3,700,048      4,930,194        768,937      4,535,399    188,394,921     79,959,398
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $    8,290,582      3,917,834      3,625,258      9,206,811    193,902,325     76,637,719
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               SFT            SFT            SFT            SFT            SFT            SFT
                                             ADVANTUS       ADVANTUS       ADVANTUS       ADVANTUS       ADVANTUS       ADVANTUS
                                            INDEX 500      INTL BOND       MANAGED         MONEY         MORTGAGE     REAL ESTATE
                                               CL 2           CL 2         VOL (a)         MARKET          CL 2           CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $   (1,542,368)    (1,256,576)      (291,773)      (552,994)      (768,868)      (882,914)
   Net realized gains (losses)
     on investments                            7,580,506      3,495,981          5,599             --      1,370,280      1,638,648
   Net change in unrealized
     appreciation (depreciation)
     of investments                           33,214,948     (3,566,135)     3,109,890             --     (2,487,553)    (1,096,646)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            39,253,086     (1,326,730)     2,823,716       (552,994)    (1,886,141)      (340,912)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 18,103,330     13,877,074     50,223,607     19,674,262     10,788,178     12,510,957
   Contract terminations,
     withdrawal payments and
     charges                                 (12,324,090)    (7,648,072)      (116,746)   (24,038,847)    (5,673,846)    (5,501,061)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 178,807          6,258             --         21,266        (41,021)         5,725
   Annuity benefit payments                   (4,968,296)       (40,406)            --        (61,409)      (134,388)      (108,682)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                         989,751      6,194,854     50,106,861     (4,404,728)     4,938,923      6,906,939
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                 40,242,837      4,868,124     52,930,577     (4,957,722)     3,052,782      6,566,027
Net assets at the beginning of
   year or period                            128,781,432     89,932,944             --     44,390,256     56,007,270     58,910,326
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  169,024,269     94,801,068     52,930,577     39,432,534     59,060,052     65,476,353
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $   (1,791,230)    (1,275,599)    (1,118,872)      (514,539)      (829,556)    (1,067,115)
   Net realized gains (losses)
     on investments                           10,094,273      3,220,415         76,624             --      1,453,326      4,465,165
   Net change in unrealized
     appreciation (depreciation)              11,353,834     (1,584,817)     6,485,811             --      1,923,409     15,432,835
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            19,656,877        359,999      5,443,563       (514,539)     2,547,179     18,830,885
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 12,611,533      3,673,921     73,458,114     23,254,427      6,005,899     11,265,349
   Contract terminations,
     withdrawal payments and
     charges                                 (14,248,190)    (6,895,638)      (787,860)   (24,004,077)    (6,255,585)   (13,023,103)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                (139,930)         6,961             --         19,797         14,697          7,616
   Annuity benefit payments                   (5,386,231)       (39,418)            --        (55,266)      (120,826)      (110,171)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                      (7,162,818)    (3,254,174)    72,670,254       (785,119)      (355,815)    (1,860,309)
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                 12,494,059     (2,894,175)    78,113,817     (1,299,658)     2,191,364     16,970,576
Net assets at the beginning of
   year or period                            169,024,269     94,801,068     52,930,577     39,432,534     59,060,052     65,476,353
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  181,518,328     91,906,893    131,044,394     38,132,876     61,251,416     82,446,929
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            SFT IVY      SFT PYRAMIS    SFT T. ROWE      TOPS MGD       TOPS MGD
                                             SFT IVY       SMALL CAP     CORE EQUITY       PRICE         RISK BAL      RISK FLEX
                                            GROWTH (d)     GROWTH (d)      CL 2 (d)      VALUE (d)       ETF CL 2     ETF CL 2 (c)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $           --             --             --             --        (74,064)        (2,561)
   Net realized gains (losses)
     on investments                                   --             --             --             --        143,228             32
   Net change in unrealized
     appreciation (depreciation)
     of investments                                   --             --             --             --        840,946         37,142
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                    --             --             --             --        910,110         34,613
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                         --             --             --             --     14,296,409      2,487,465
   Contract terminations,
     withdrawal payments and
     charges                                          --             --             --             --     (1,377,747)        (1,124)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --             --             --             --             --             --
   Annuity benefit payments                           --             --             --             --             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                              --             --             --             --     12,918,662      2,486,341
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets                                         --             --             --             --     13,828,772      2,520,954
Net assets at the beginning of
   year or period                                     --             --             --             --      7,267,326             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $           --             --             --             --     21,096,098      2,520,954
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $   (2,004,377)      (388,397)      (586,410)    (1,363,966)      (116,214)      (235,446)
   Net realized gains (losses)
     on investments                            1,745,440        147,824        518,268        477,200        598,977         44,747
   Net change in unrealized
     appreciation (depreciation)              24,870,438      3,815,362      6,713,294     11,185,052       (196,003)       204,444
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                            24,611,501      3,574,789      6,645,152     10,298,286        286,760         13,745
                                          -------------- -------------- -------------- -------------- -------------- --------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                221,285,702     52,801,121     69,169,617    145,869,036      5,194,203     34,938,347
   Contract terminations,
     withdrawal payments and
     charges                                 (21,525,892)    (4,967,649)    (8,795,505)   (10,118,521)    (3,943,387)    (1,058,202)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  (2,427)        30,418         (1,860)           782             --             --
   Annuity benefit payments                     (293,260)      (115,295)       (39,405)       (29,024)            --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in
   net assets from
   contract transactions                     199,464,123     47,748,595     60,332,847    135,722,273      1,250,816     33,880,145
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS                                224,075,624     51,323,384     66,977,999    146,020,559      1,537,576     33,893,890
Net assets at the beginning of
   year or period                                     --             --             --             --     21,096,098      2,520,954
                                          -------------- -------------- -------------- -------------- -------------- --------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $  224,075,624     51,323,384     66,977,999    146,020,559     22,633,674     36,414,844
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or Periods ended December 31, 2014 and 2013

                                                      SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------
                                             TOPS MGD        TOPS MGD
                                           RISK GROWTH     RISK MOD GRO
                                             ETF CL 2        ETF CL 2          TOTAL
                                          --------------  --------------  ----------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2013
Operations
   Investment income (loss) - net         $      (75,093)        (77,314)       11,262,000
   Net realized gains (losses)
     on investments                              193,000          89,262       115,591,314
   Net change in unrealized
     appreciation (depreciation)
     of investments                            5,623,919       1,677,866       536,318,773
                                          --------------  --------------  ----------------
Net increase (decrease)
   in net assets resulting
   from operations                             5,741,826       1,689,814       663,172,087
                                          --------------  --------------  ----------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 68,075,179      21,478,835       976,088,557
   Contract terminations,
     withdrawal payments and
     charges                                  (1,305,322)       (810,286)     (398,847,148)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --              --           431,582
   Annuity benefit payments                           --              --        (7,683,239)
                                          --------------  --------------  ----------------
Increase (decrease) in
   net assets from
   contract transactions                      66,769,857      20,668,549       569,989,752
                                          --------------  --------------  ----------------
Increase (decrease) in
   net assets                                 72,511,683      22,358,363     1,233,161,839
Net assets at the beginning of
   year or period                             10,570,257       5,960,555     3,455,297,125
                                          --------------  --------------  ----------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   83,081,940      28,318,918     4,688,458,964
                                          ==============  ==============  ================
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net         $     (569,215)       (137,709)      (19,970,816)
   Net realized gains (losses)
     on investments                            1,039,232         767,230       458,587,051
   Net change in unrealized
     appreciation (depreciation)                (500,042)       (246,298)     (267,873,455)
                                          --------------  --------------  ----------------
Net increase (decrease)
   in net assets resulting
   from operations                               (30,025)        383,223       170,742,780
                                          --------------  --------------  ----------------
Contract transactions (notes 3
   and 6)
   Contract purchase payments                 22,025,945       7,403,867     1,322,005,258
   Contract terminations,
     withdrawal payments and
     charges                                  (5,995,433)     (2,599,904)   (1,050,078,276)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                      --              --            53,720
   Annuity benefit payments                           --              --        (8,176,299)
                                          --------------  --------------  ----------------
Increase (decrease) in
   net assets from
   contract transactions                      16,030,512       4,803,963       263,804,403
                                          --------------  --------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                                 16,000,487       5,187,186       434,547,183
Net assets at the beginning of
   year or period                             83,081,940      28,318,918     4,688,458,965
                                          --------------  --------------  ----------------
NET ASSETS AT THE END OF YEAR
   OR PERIOD                              $   99,082,427      33,506,104     5,123,006,148
                                          ==============  ==============  ================

See accompanying notes to financial statements.

----------
(a) For the period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.
(b) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.
(c) For the period from October 4, 2013 through December 31, 2013 and the year ended December 31, 2014.
(d) For the period from May 1, 2014 through December 31, 2014.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eighteen types of contracts consisting of ninety-two segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity/UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-two segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Underlying Funds):

     - AllianceBernstein VPS Dynamic Asset Allocation Portfolio - Class B Shares (AllianBern VPS DynAsstAll Cl B)

     - AllianceBernstein VPS International Value Portfolio - Class B Shares (AllianBern VPS Intl Value Cl B)

     - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)

     - American Century Investments VP II Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)

     - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)

     - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)

     - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)

     - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)

     - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)

     - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)

     - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)

     - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)

     - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)

     - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)

     - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)

     - Franklin Templeton VIP Trust Franklin Sm-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)

     - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)

     - Goldman Sachs VI Trust Global Markets Navigator Fund - Service Shares (Goldman Sachs VI Gbl Mk Nav SS)

     - Goldman Sachs VI Trust High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)

     - ALPS VIT Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Aggressive Grwth ETF2)

     - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class 2 (Ibbotson Balanced ETF2)

     - ALPS VIT Ibbotson Conservative ETF Asset Allocation Portfolio - Class 2 (Ibbotson Conservative ETF2)

     - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Growth ETF2)

     - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Income & Growth ETF2)

     - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)

     -    Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr
          II)

     - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)

     - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)

     - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)

     -    Ivy Funds VIP - Asset Strategy (Ivy VIP Asset Strategy)

     -    Ivy Funds VIP - Balanced (Ivy VIP Balanced)

     -    Ivy Funds VIP - Bond (Ivy VIP Bond)

     -    Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)

     -    Ivy Funds VIP - Dividend Opportunities (Ivy VIP Dividend Opp)

     -    Ivy Funds VIP - Energy (Ivy VIP Energy)

     -    Ivy Funds VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)

     -    Ivy Funds VIP - Global Bond (Ivy VIP Global Bond)

     -    Ivy Funds VIP - Growth (Ivy VIP Growth)

     -    Ivy Funds VIP - High Income (Ivy VIP High Income)

     -    Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)

     -    Ivy Funds VIP - International Growth (Ivy VIP Intl Growth)

     -    Ivy Funds VIP - Limited-Term Bond (Ivy VIP Limited-Term Bond)

     -    Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)

     -    Ivy Funds VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)

     -    Ivy Funds VIP - Money Market (Ivy VIP Money Market)

     - Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (Ivy VIP Path Mod Agg MVF)

     - Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (Ivy VIP Path Mod Con MVF)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     - Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (Ivy VIP Path Mod MVF)

     -    Ivy Funds VIP - Pathfinder Aggressive (Ivy VIP Pathfinder Aggressive)

     -    Ivy Funds VIP - Pathfinder Conservative (Ivy VIP Pathfinder Conserv)

     - Ivy Funds VIP - Pathfinder Moderately Aggressive (Ivy VIP Pathfinder Mod Aggr)

     - Ivy Funds VIP - Pathfinder Moderately Conservative (Ivy VIP Pathfinder Mod Cons)

     -    Ivy Funds VIP - Pathfinder Moderate (Ivy VIP Pathfinder Moderate)

     -    Ivy Funds VIP - Real Estate Securities (Ivy VIP Real Estate Sec)

     -    Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)

     -    Ivy Funds VIP - Small Cap Growth (Ivy VIP Small Cap Growth)

     -    Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)

     -    Ivy Funds VIP - Value (Ivy VIP Value)

     - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)

     - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)

     - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)

     - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)

     - MFS(R) VIT - Mid Cap Growth Series - Service Shares (MFS VIT Mid Cap Growth Ser SS)

     - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

     - Neuberger Berman Advisers Management Trust Socially Responsive Portfolio - S Class Shares (NeubergerBerman Soc Resp S Cl)

     - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)

     - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)

     - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)

     - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)

     - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

     - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

     - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)

     - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)

     - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)

     -    Putnam VT Voyager Fund - Class IB Shares (Putnam VT Voyager Cl IB)

     - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)

     - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)

     - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)

     - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     - Securian Funds Trust - SFT Advantus Managed Volatility Fund (SFT Advantus Managed Vol)

     - Securian Funds Trust - SFT Advantus Money Market Fund (SFT Advantus Money Market)

     - Securian Funds Trust - Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)

     - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)

     -    Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)

     - Securian Funds Trust - Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)

     - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)

     - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

     - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)

     - Northern Lights VT Tops(R) Managed Risk Flex ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Flex ETF Cl 2)

     - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)

     -    Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio
          - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The  following sub-accounts had name changes during 2014 and 2013:

     FORMER NAME                                                CURRENT NAME                       EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     Goldman Sachs Government Income Fund           Goldman Sachs VI Trust High                   April 30, 2013
                                                    Quality  Floating Rate Fund -
                                                    Service Shares

     Ibbotson Aggressive Growth ETF, Class 2        ALPS VIT Ibbotson Aggressive Growth           April 30, 2013
                                                    ETF Asset Allocation Portfolio -
                                                      Class 2

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     FORMER NAME                                                CURRENT NAME                       EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     Ibbotson Balanced ETF, Class 2                 ALPS VIT Ibbotson Balanced ETF                April 30, 2013
                                                    Asset Allocation Portfolio -
                                                    Class 2

     Ibbotson Conservative ETF, Class 2             ALPS VIT Ibbotson Conservative ETF            April 30, 2013
                                                    Asset Allocation Portfolio -
                                                    Class 2

     Ibbotson Growth ETF, Class 2                   ALPS VIT Ibbotson Growth ETF Asset            April 30, 2013
                                                    Allocation Portfolio - Class 2

     Ibbotson Income & Growth ETF, Class 2          ALPS VIT Ibbotson Income and Growth           April 30, 2013
                                                    ETF Asset Allocation Portfolio -
                                                    Class 2

     Invesco Van Kampen Growth & Income             Invesco V.I.  Growth and Income Fund          April 29, 2013
                                                    - Series II Shares

     Invesco Van Kampen VI American Franchise       Invesco V.I.  American Franchise              April 29, 2013
                                                    Fund - Series II Shares

     Invesco Van Kampen VI American Value           Invesco V.I. American Value Fund -            April 29, 2013
                                                    Series II Shares

     Invesco Van Kampen VI Comstock                 Invesco V.I. Comstock Fund - Series          April 29, 2013
                                                    II Shares

     Invesco Van Kampen VI Equity and Income        Invesco V.I. Equity and Income Fund           April 29, 2013
                                                    - Series II Shares

     Oppenheimer Main Street Small- &               Oppenheimer VA Funds - Oppenheimer            April 30, 2013
     Mid-Cap(R)/VA                                  Main Street Small Cap(R)/VA Service
                                                    Shares

     TOPS(R) Protected Balanced ETF Portfolio       Northern Lights VT TOPS(R) Managed              May 1, 2013
                                                    Risk Balanced ETF Portfolio - Class
                                                    2 Shares

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                     FORMER NAME                                CURRENT NAME                      EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     TOPS(R) Protected Growth ETF Portfolio         Northern Lights VT TOPS(R) Managed              May 1, 2013
                                                    Risk Growth ETF Portfolio - Class 2
                                                    Shares

     TOPS(R) Protected Moderate Growth ETF          Northern Lights VT TOPS(R) Managed              May 1, 2013
     Portfolio                                      Risk Moderate Growth ETF Portfolio
                                                    - Class 2 Shares

     Oppenheimer International Growth Fund/VA A     Oppenheimer VA Funds - Oppenheimer            April 30, 2014
     series of Panorama Series Fund, Inc. -        International Growth Fund/VA
     Service Shares                                 Service Shares

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Mutual Shares Securities Fund Class 2          Franklin Mutual Shares VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Small Cap Value Securities Fund Class 2        Franklin Small Cap Value VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Sm-Mid Cap Growth Securities Fund Class 2      Franklin Sm-Mid Cap Growth VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Templeton         Franklin Templeton VIP Trust                    May 1, 2014
     Developing Markets Securities Fund Class 2     Templeton Developing Markets VIP
                                                    Fund Class 2

     The following sub-accounts were added to the Account in 2014 and 2013:

                                   FUND                                        EFFECTIVE DATE
     ----------------------------------------------------------------   ----------------------------
     AllianceBernstein  VPS Dynamic Asset Allocation Portfolio -                 May 1, 2013
     Class B Shares

     Goldman Sachs VI Trust Global  Markets  Navigator  Fund -                   May 1, 2013
     Service Shares

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                   FUND                                        EFFECTIVE DATE
     ----------------------------------------------------------------   ----------------------------
     PIMCO  VIT  -  PIMCO  Global  Diversified   Allocation                      May 1, 2013
     Portfolio Advisor Class Shares

     Securian Funds Trust -- SFT Advantus Managed Volatility Fund                May 1, 2013

     Ivy  Funds  VIP - Pathfinder  Moderately  Aggressive  -                   October 4, 2013
     Managed Volatility

     Ivy  Funds VIP - Pathfinder  Moderately  Conservative  -                  October 4, 2013
     Managed Volatility

     Ivy Funds VIP - Pathfinder Moderate - Manage Volatility                   October 4, 2013

     Northern  Lights VT TOPS(R) Managed Risk Flex ETF Portfolio -             October 4, 2013
     Class 2 Shares

     Securian Funds Trust -- SFT Ivy(SM) Growth Fund                             May 1, 2014

     Securian Funds Trust -- SFT Ivy(SM) Small Cap Growth Fund                   May 1, 2014

     Securian  Funds Trust -- SFT  Pyramis(R) Core Equity Fund --                May 1, 2014
     Class 2 Shares

     Securian Funds Trust -- SFT T. Rowe Price Value Fund                        May 1, 2014

     Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the share of each underlying mutual fund in Column I (Existing Fund) below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II (Replacement Fund) below.

                           COLUMN I                                              COLUMN II
                       EXISTING FUND                                          REPLACEMENT FUND
     ---------------------------------------------------   -------------------------------------------------------
     American Century VP Ultra(R) Fund Class II Shares     Securian Funds Trust -- SFT Ivy(SM) Growth Fund

     American Century VP Value Fund Class II Shares        Securian Funds Trust -- SFT T. Rowe Price Value Fund

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                           COLUMN I                                              COLUMN II
                       EXISTING FUND                                          REPLACEMENT FUND
     ---------------------------------------------------   -------------------------------------------------------
     Fidelity VIP Contrafund(R) Service Class 2 Shares     Securian Funds Trust - SFT Pyramis(R) Core Equity Fund
                                                           - Class 2 Shares

     Fidelity VIP High Income                              Ivy Funds VIP - High Income

     Franklin Templeton VIP Trust -- Franklin Large Cap    Securian Funds Trust -- SFT Ivy(SM) Growth Fund
     Growth Securities Class 2 Shares

     Invesco V.I. American Franchise Fund Series II        Securian Funds Trust -- SFT Ivy(SM) Growth Fund
     Shares

     Invesco V.I. Core Equity Fund Series II Shares        Securian Funds Trust -- SFT Pyramis(R) Core
                                                           Equity Fund - Class 2 Shares

     Ivy Funds VIP Growth*                                 Securian Funds Trust -- SFT Ivy(SM) Growth Fund

     Ivy Funds VIP Small Cap Growth*                       Securian Funds Trust -- SFT Ivy(SM) Small Cap Growth
                                                           Fund

     MFS(R) VIT Investors Growth Stock Series Service      Securian Funds Trust -- SFT Ivy(SM) Growth Fund
     Class Shares

     MFS(R) VIT New Discovery Series Service Class         Securian Funds Trust -- SFT Ivy(SM) Small Cap Growth
     Shares                                                Fund

     MFS(R) VIT Value Series Service Class Shares          Securian Funds Trust -- SFT T. Rowe Price Value Fund

     Oppenheimer Variable Account Funds -- Capital         Securian Funds Trust -- SFT Ivy(SM) Growth Fund
     Appreciation Fund/VA Service Shares

     Oppenheimer Variable Account Funds -- Global          Ivy Funds VIP -- High Income
     Strategic Income/VA Service Shares

     Effective May 1, 2014, the existing funds were closed and all units transferred to the replacement fund except as noted.

----------
     *The Ivy Funds VIP Growth and Ivy Funds VIP Small Cap Growth within the Waddell & Reed Retirement Builder and Waddell & Reed Retirement Builder II B and L Series were excluded from the Order.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Underlying Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Underlying Funds are as follows:

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

          Net realized gains (losses) on investments include realized gain distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds.

          All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The nonaffiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

     (D)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT:

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $ 4,332 and $7,695, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER:

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $30,002 and $17,825, respectively.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2014 and 2013, contingent deferred sales charges for all MultiOption Advisor classes totaled $820,251 and $935,489, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY/UMOA

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

     (E)  ADJUSTABLE INCOME ANNUITY:

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

          A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2014 and 2013.

          A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2014 and 2013.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2014 and 2013.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $738,566 and $736,101, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $45,886 and $37,723, respectively.

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $435,548 and $358,981, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          These products were introduced in November 2012.

          There are two classes of contracts offered under this series - B Series, and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20%, and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $347,456 and $18,007, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charges that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  WADDELL & REED ADVISORS RETIREMENT BUILDER II

          These products were introduced in September 2013.

          There are two classes of contracts offered under this series - B Series, and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15%, and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2014 and 2013.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II -- B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II -- L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2014 and 2013, contingent deferred sales charges totaled $60,037 and $0, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (K)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          annual fee ranging from 0.02% to 0.07% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

          On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

               -Securian Funds Trust -- SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

               -Securian Funds Trust -- SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

               -Securian Funds Trust -- SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2014. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

     The levels of fair value hierarchy are as follows:

          Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 -- Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 -- Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2014, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers and used as a practical expedient in estimating fair value. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2014 were as follows:

                                                             PURCHASES           SALES
                                                          ---------------   ---------------
     AllianBern VPS DynAsstAll Cl B                       $    36,558,265   $       242,675
     AllianBern VPS Intl Value Cl B                               122,804           151,193
     Am Century VP Inc & Gro Cl II                                881,338           719,413
     Am Century VP Infl Pro Cl II                               8,942,136         3,004,983
     Am Century VP Ultra Cl II (a)                                 98,910        31,339,507
     Am Century VP Value Cl II (a)                                517,777        60,039,156
     Amer Funds IS Glbl Bond Cl 2                               1,560,953           525,232
     Amer Funds IS Glbl Growth Cl 2                             3,422,216           917,403
     Amer Funds IS Glbl Sm Cp Cl 2                              3,005,240         1,770,954
     Amer Funds IS Growth Cl 2                                  7,109,248         2,890,774
     Amer Funds IS Growth-Inc Cl 2                              4,561,210           922,599
     Amer Funds IS Intl Cl 2                                    4,894,612         1,198,855
     Amer Funds IS New World Cl 2                               3,113,764         1,219,764
     Amer Funds IS US Govt/AAA Cl 2                             3,279,012         2,073,034
     Fidelity VIP Contrafund SC 2 (a)                           1,748,100        70,764,263
     Fidelity VIP Equity-Income SC2                             5,189,750        14,174,590
     Fidelity VIP High Income SC2 (a)                             102,620        32,358,940
     Fidelity VIP Mid Cap SC2                                   4,024,214         6,644,569
     Franklin Dev Mkts VIP Cl 2                                 3,664,707         5,499,676
     Franklin Mutual Shs VIP Cl 2                                 409,642         2,006,451
     Franklin Small Cp Val VIP Cl 2                             6,031,437           682,825
     Franklin Sm-Md Cp Gr VIP Cl 2                              3,426,343         2,973,475
     Franklin VIP Lg Cap Gro Cl 2 (a)                              10,524         3,321,205
     Goldman Sachs VI Gbl Mk Nav SS                            39,020,485           764,358
     Goldman Sachs VI HQ Flt Rt SS                              5,723,468         2,785,917
     Ibbotson Aggressive Grwth ETF2                             1,727,987           534,292
     Ibbotson Balanced ETF2                                     6,845,729        13,506,593
     Ibbotson Conservative ETF2                                 2,740,484         4,725,949
     Ibbotson Growth ETF2                                       2,507,891         4,065,732
     Ibbotson Income & Growth ETF2                              1,896,207         4,864,427
     Invesco VI Amer Franch Sr II (a)                              88,870         5,926,761
     Invesco VI Amer Value Sr II                                3,898,664         2,131,902
     Invesco VI Comstock Sr II                                 10,119,512         1,560,107
     Invesco VI Core Equity Sr II (a)                             129,739         1,187,872
     Invesco VI Equity & Inc Sr II                              1,731,597           475,580

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                             PURCHASES           SALES
                                                          ---------------   ---------------
     Invesco VI Growth & Inc Sr II                        $       992,360   $     1,342,791
     Invesco VI Sm Cap Eqty Sr II                               3,866,001         2,278,823
     Ivy VIP Asset Strategy                                    42,923,702        25,830,094
     Ivy VIP Balanced                                          19,807,822        16,232,347
     Ivy VIP Bond                                              21,341,818         7,796,674
     Ivy VIP Core Equity                                       29,493,966         9,072,280
     Ivy VIP Dividend Opp                                       2,950,541         3,787,459
     Ivy VIP Energy                                             1,299,430         1,652,988
     Ivy VIP Glbl Natural Res                                   5,215,787         6,134,696
     Ivy VIP Global Bond                                        1,150,101           983,951
     Ivy VIP Growth (a)                                        13,925,165       155,935,695
     Ivy VIP High Income                                       61,047,308        11,753,928
     Ivy VIP Intl Core Equity                                  25,151,886        25,787,541
     Ivy VIP Intl Growth                                       13,784,893         4,709,286
     Ivy VIP Limited-Term Bond                                  7,705,149         2,025,748
     Ivy VIP Micro Cap Growth                                   9,037,833         7,844,392
     Ivy VIP Mid Cap Growth                                     9,875,854         4,395,402
     Ivy VIP Money Market                                       2,008,497         3,608,868
     Ivy VIP Path Mod Agg MVF                                  31,072,066         1,442,841
     Ivy VIP Path Mod Con MVF                                  14,995,136         2,558,248
     Ivy VIP Path Mod MVF                                     117,841,641         1,860,659
     Ivy VIP Pathfinder Aggressive                              2,962,385         1,139,766
     Ivy VIP Pathfinder Conserv                                 5,381,186         4,818,020
     Ivy VIP Pathfinder Mod Aggr                               23,994,492        14,728,666
     Ivy VIP Pathfinder Mod Cons                                7,647,558         9,706,778
     Ivy VIP Pathfinder Moderate                               22,468,857        15,582,929
     Ivy VIP Real Estate Sec                                    2,263,294         2,929,142
     Ivy VIP Science & Tech                                    12,084,966        14,070,768
     Ivy VIP Small Cap Growth (a)                               6,522,944        46,493,711
     Ivy VIP Small Cap Value                                   12,644,533        10,368,551
     Ivy VIP Value                                             23,427,377        14,885,272
     Janus Aspen Balanced SS                                    4,594,282         2,267,477
     Janus Aspen Forty SS                                      13,068,641         6,534,916
     Janus Aspen Overseas SS                                   11,310,897         9,822,150
     Janus Aspen Perk Mid Cp Val SS                             3,682,615         2,157,632
     MFS VIT Value Series - SS (a)                                359,194        92,454,518
     MFS VIT Inv Growth Ser SS (a)                                 18,860        47,397,678

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                             PURCHASES           SALES
                                                          ---------------   ---------------
     MFS VIT Mid Cap Growth Ser SS                        $       318,036   $       274,956
     MFS VIT New Discovery Ser SS (a)                             592,866        11,344,427
     MorgStanley UIF Emg Mk Eq Cl 2                             6,169,464           663,760
     NeubergerBerman Soc Resp S Cl                                649,199           499,684
     Oppenheimer Cap App VA SS (a)                                 17,818         3,268,581
     Oppenheimer Gbl Str Inc VA SS (a)                            280,810        15,877,680
     Oppenheimer Intl Grow VA SS                               11,284,556         1,130,154
     Oppenheimer MS Sm Cap VA SS                                  773,622           435,681
     PIMCO VIT Glb Div All Adv Cl                              30,322,087           389,102
     PIMCO VIT Low Dur Port Adv Cl                             11,113,577         4,585,272
     PIMCO VIT Total Return Adv Cl                             27,791,810         6,132,771
     Putnam VT Equity Income Cl IB                              1,420,660         2,182,267
     Putnam VT Growth and Inc Cl IB                             5,116,327         1,155,345
     Putnam VT Inter Eq Cl IB                                     250,184           929,939
     Putnam VT Multi-Cap Gro Cl IB                              2,707,145           242,091
     Putnam VT Voyager Cl IB                                    5,320,772         1,359,635
     SFT Advantus Bond Cl 2                                    10,713,618        16,947,424
     SFT Advantus Index 400 MC Cl 2                             2,881,650        13,111,909
     SFT Advantus Index 500 Cl 2                               12,143,890        21,097,868
     SFT Advantus Intl Bond Cl 2                                3,221,667         7,751,444
     SFT Advantus Managed Vol                                  72,364,610           812,666
     SFT Advantus Money Market                                 23,061,506        24,361,070
     SFT Advantus Mortgage Cl 2                                 5,635,795         6,821,135
     SFT Advantus Real Estate Cl 2                             10,920,266        13,847,537
     SFT Ivy Growth (b)                                       221,088,624        23,627,846
     SFT Ivy Small Cap Growth (b)                              52,684,734         5,324,354
     SFT Pyramis Core Equity Cl 2 (b)                          69,083,846         9,337,009
     SFT T. Rowe Price Value (b)                              145,493,218        11,133,934
     TOPS Mgd Risk Bal ETF Cl 2                                 5,384,852         4,079,567
     TOPS Mgd Risk Flex ETF Cl 2                               34,744,304         1,093,172
     TOPS Mgd Risk Growth ETF Cl 2                             21,918,298         6,456,872
     TOPS Mgd Risk Mod Gro ETF Cl 2                             7,764,256         2,725,608

----------
    (a) Period from January 1, 2014 to May 1, 2014.
    (b) Period from May 1, 2014 to December 31, 2014.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2014 and 2013 were as follows:

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            ALLIANBERN
                                               VPS         ALLIANBERN     AM CENTURY     AM CENTURY     AM CENTURY     AM CENTURY
                                          DYNASSTALL CL     VPS INTL     VP INC & GRO   VP INFL PRO    VP ULTRA CL   VP VALUE CL II
                                              B (a)        VALUE CL B       CL II          CL II          II (b)          (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012                --      1,615,280      1,906,958     41,474,140     20,422,903     27,527,752
  Contract purchase payments                  14,962,707        251,405        262,935     20,660,241        321,148      2,037,070
  Contract terminations, withdrawal
    payments and charges                        (256,234)      (399,935)      (444,662)    (1,600,155)    (4,219,632)    (3,493,088)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        14,706,473      1,466,750      1,725,231     60,534,226     16,524,419     26,071,734
  Contract purchase payments                  33,369,421        154,411        379,381      5,382,463         19,549        131,598
  Contract terminations, withdrawal
    payments and charges                        (299,617)      (227,526)      (322,513)    (2,229,771)   (16,543,968)   (26,203,332)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        47,776,277      1,393,635      1,782,099     63,686,918             --             --
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS
                                           IS GLBL BOND     IS GLBL       IS GLBL SM    IS GROWTH CL    IS GROWTH-     AMER FUNDS
                                               CL 2       GROWTH CL 2      CP CL 2           2          INC CL 2     IS INTL CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         2,676,675      2,210,952        877,277      3,448,221      2,883,480      2,969,348
  Contract purchase payments                   1,411,069      3,561,704      2,210,441      9,321,468      3,666,800      8,113,089
  Contract terminations, withdrawal
    payents and charges                         (842,322)      (637,893)      (373,914)      (721,541)      (412,838)    (1,100,872)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         3,245,422      5,134,763      2,713,804     12,048,148      6,137,442      9,981,565
  Contract purchase payments                   1,461,570      2,069,561      2,544,491      4,756,691      2,752,068      4,354,536
  Contract terminations, withdrawal
    payments and charges                        (507,407)      (666,082)    (1,534,726)    (2,219,208)      (631,868)      (974,962)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         4,199,585      6,538,242      3,723,569     14,585,631      8,257,642     13,361,139
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                           AMER FUNDS
                                            AMER FUNDS       IS US       FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                           IS NEW WORLD   GOVT/AAA CL     CONTRAFUND      EQUITY-       HIGH INCOME   FIDELITY VIP
                                               CL 2            2          SC 2 (b)      INCOME SC2        SC2 (b)      MID CAP SC2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         2,121,978      3,553,386     26,006,615     50,295,117     20,856,758     13,515,841
  Contract purchase payments                   3,325,196      3,384,012      5,308,694      2,382,924      5,531,725        861,685
  Contract terminations, withdrawal
    payments and charges                        (727,556)    (1,017,201)    (2,894,946)    (6,584,735)    (3,913,766)    (1,803,100)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         4,719,618      5,920,197     28,420,363     46,093,306     22,474,717     12,574,426
  Contract purchase payments                   2,379,348      3,132,947        743,994        997,351         89,328        890,638
  Contract terminations, withdrawal
    payments and charges                      (1,076,297)    (1,965,927)   (29,164,357)    (6,586,544)   (22,564,045)    (1,764,981)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         6,022,669      7,087,217             --     40,504,113             --     11,700,083
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            FRANKLIN       FRANKLIN     FRANKLIN SM-   FRANKLIN VIP     GOLDMAN
                                           FRANKLIN DEV    MUTUAL SHS    SMALL CP VAL     MD CP GR      LG CAP GRO    SACHS VI GBL
                                          MKTS VIP CL 2     VIP CL 2       VIP CL 2       VIP CL 2       CL 2 (b)    MK NAV SS (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        11,810,871      5,877,310     11,539,632      8,010,965      1,971,916             --
  Contract purchase payments                   1,764,202        124,026      4,383,339      1,355,357        116,969     20,963,439
  Contract terminations, withdrawal
    payments and charges                      (2,167,514)    (1,115,914)      (838,959)    (1,721,080)      (284,577)      (285,936)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        11,407,559      4,885,422     15,084,012      7,645,242      1,804,308     20,677,503
  Contract purchase payments                   1,477,780         89,913      3,123,374        704,699          6,414     37,278,244
  Contract terminations, withdrawal
    payments and charges                      (2,360,889)      (911,819)      (461,673)    (1,641,268)    (1,810,722)      (807,632)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        10,524,450      4,063,516     17,745,713      6,708,673             --     57,148,115
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             GOLDMAN        IBBOTSON       IBBOTSON       IBBOTSON                      IBBOTSON
                                           SACHS VI HQ     AGGRESSIVE      BALANCED     CONSERVATIVE     IBBOTSON       INCOME &
                                            FLT RT SS      GRWTH ETF2        ETF2           ETF2       GROWTH ETF2    GROWTH ETF2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        18,118,644      4,146,453     57,280,186     16,873,386     26,285,441     32,663,934
  Contract purchase payments                  16,082,161      1,882,634     11,841,886      3,183,169      1,104,723      6,842,820
  Contract terminations, withdrawal
    payments and charges                      (1,067,434)      (550,915)    (5,759,090)    (4,663,455)    (3,053,251)    (6,118,816)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        33,133,371      5,478,172     63,362,982     15,393,100     24,336,913     33,387,938
  Contract purchase payments                   5,571,770      1,535,153      4,624,507      2,079,523      2,078,255        858,784
  Contract terminations, withdrawal
    payments and charges                      (2,522,432)      (476,601)   (11,175,391)    (3,969,203)    (3,511,825)    (3,930,309)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        36,182,709      6,536,724     56,812,098     13,503,420     22,903,343     30,316,413
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                           AMER FRANCH     AMER VALUE    COMSTOCK SR    CORE EQUITY    EQUITY & INC   GROWTH & INC
                                            SR II (b)        SR II            II         SR II (b)        SR II          SR II
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         3,348,674        863,715     10,991,471        777,888      1,240,756      1,713,903
  Contract purchase payments                     122,721      2,631,827      5,889,843        404,532        839,754        380,621
  Contract terminations, withdrawal
    payments and charges                        (675,443)      (341,574)      (281,692)      (663,384)      (585,036)      (315,013)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         2,795,952      3,153,968     16,599,622        519,036      1,495,474      1,779,511
  Contract purchase payments                      45,047      2,434,897      4,370,191         63,325        957,445        217,155
  Contract terminations, withdrawal
    payments and charges                      (2,840,999)    (1,525,924)      (641,761)      (582,361)      (290,489)      (562,141)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014                --      4,062,941     20,328,052             --      2,162,430      1,434,525
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP
                                          INVESCO VI SM      ASSET         IVY VIP                     IVY VIP CORE     IVY VIP
                                          CAP EQTY SR II    STRATEGY       BALANCED     IVY VIP BOND      EQUITY      DIVIDEND OPP
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        13,457,293     75,753,723     34,424,607     81,501,982     28,187,947     14,459,825
  Contract purchase payments                   3,991,622      8,855,973      6,273,262     25,394,157     15,378,350      1,668,070
  Contract terminations, withdrawal
    payments and charges                        (648,113)    (6,418,003)    (3,803,315)    (1,953,763)    (2,026,636)    (1,258,842)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        16,800,802     78,191,693     36,894,554    104,942,376     41,539,661     14,869,053
  Contract purchase payments                   1,398,525      4,278,528      3,227,625      9,544,945      6,461,412        343,733
  Contract terminations, withdrawal
    payments and charges                      (1,574,516)    (7,993,335)    (4,200,501)    (5,267,088)    (3,694,337)    (1,859,788)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        16,624,811     74,476,886     35,921,678    109,220,233     44,306,736     13,352,998
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP      IVY VIP GLBL     IVY VIP        IVY VIP      IVY VIP HIGH   IVY VIP INTL
                                              ENERGY      NATURAL RES    GLOBAL BOND       GROWTH         INCOME      CORE EQUITY
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         6,115,495     29,850,329      5,024,224     93,529,444     23,189,936     80,872,427
  Contract purchase payments                     604,645      2,539,911      3,225,582      5,149,944      9,161,446      3,488,801
  Contract terminations, withdrawal
    payments and charges                        (610,177)    (3,783,383)    (1,316,019)   (12,212,672)    (2,495,761)    (8,785,512)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         6,109,963     28,606,857      6,933,787     86,466,716     29,855,621     75,575,716
  Contract purchase payments                     738,393      3,985,704        983,013        672,406     51,532,147      2,101,058
  Contract terminations, withdrawal
    payments and charges                      (1,095,321)    (4,095,820)      (897,574)   (56,863,135)    (8,295,907)    (8,626,870)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         5,753,035     28,496,741      7,019,226     30,275,987     73,091,861     69,049,904
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP        IVY VIP                       IVY VIP      IVY VIP PATH
                                           IVY VIP INTL     LIMITED-      MICRO CAP     IVY VIP MID       MONEY       MOD AGG MVF
                                              GROWTH       TERM BOND        GROWTH       CAP GROWTH       MARKET          (c)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        28,439,829     12,787,214     11,690,982     16,758,602     11,851,618             --
  Contract purchase payments                   8,293,635     17,673,675      2,433,634      9,625,487      4,715,411      4,485,439
  Contract terminations, withdrawal
    payments and charges                      (1,574,320)    (1,158,969)    (2,043,600)      (758,549)    (3,122,904)        (2,406)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        35,159,144     29,301,920     12,081,016     25,625,540     13,444,125      4,483,033
  Contract purchase payments                   3,165,671      7,657,138      1,655,684      2,648,816      2,029,722     27,782,554
  Contract terminations, withdrawal
    payments and charges                      (2,213,034)    (1,898,642)    (2,536,372)    (1,650,941)    (3,435,803)    (1,313,004)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        36,111,781     35,060,416     11,200,328     26,623,415     12,038,044     30,952,583
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           IVY VIP PATH                    IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                             MOD CON      IVY VIP PATH    PATHFINDER     PATHFINDER     PATHFINDER     PATHFINDER
                                             MVF (c)      MOD MVF (c)     AGGRESSIVE      CONSERV        MOD AGGR       MOD CONS
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012                --             --      8,710,996     32,510,842    188,978,835     56,885,400
  Contract purchase payments                   1,548,268     12,203,993      3,469,524      5,953,668     17,590,974     12,673,044
  Contract terminations, withdrawal
    payments and charges                         (36,960)        (1,367)      (855,838)    (7,327,034)    (6,576,069)    (3,042,094)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         1,511,308     12,202,626     11,324,682     31,137,476    199,993,740     66,516,350
  Contract purchase payments                  13,954,725    108,420,406      1,296,585      2,232,886      2,542,519      1,242,157
  Contract terminations, withdrawal
    payments and charges                      (2,403,188)    (1,751,118)      (740,017)    (3,525,453)    (8,852,604)    (6,861,019)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        13,062,845    118,871,914     11,881,250     29,844,909    193,683,655     60,897,488
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP                       IVY VIP        IVY VIP        IVY VIP
                                            PATHFINDER    IVY VIP REAL    SCIENCE &      SMALL CAP      SMALL CAP
                                             MODERATE      ESTATE SEC        TECH          GROWTH         VALUE      IVY VIP VALUE
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012       172,188,520      7,467,113     21,813,387     33,350,240     31,577,378     44,446,618
  Contract purchase payments                  12,956,583        688,902      4,135,599      3,972,318      1,878,635      8,845,945
  Contract terminations, withdrawal
    payments and charges                      (5,537,654)      (850,624)    (2,699,561)    (4,138,664)    (4,683,462)    (5,968,027)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       179,607,449      7,305,391     23,249,425     33,183,894     28,772,551     47,324,536
  Contract purchase payments                   3,018,413        649,283      1,831,685      1,400,071        942,274      3,687,458
  Contract terminations, withdrawal
    payments and charges                     (10,015,361)    (1,343,895)    (3,947,292)   (18,045,041)    (3,821,633)    (6,335,624)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       172,610,501      6,610,779     21,133,818     16,538,924     25,893,192     44,676,370
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                        JANUS ASPEN     MFS VIT -     MFS VIT INV
                                           JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP   VALUE SERIES - GROWTH SER SS
                                           BALANCED SS      FORTY SS     OVERSEAS SS       VAL SS         SS (b)          (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         8,271,257     19,100,462     29,896,862     12,003,773     39,926,853     22,007,866
  Contract purchase payments                   1,340,030      2,889,875      1,489,888      6,117,975      2,647,729      3,090,862
  Contract terminations, withdrawal
    payments and charges                      (1,303,450)    (3,103,351)    (5,081,439)      (433,536)    (4,504,966)    (2,231,686)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         8,307,837     18,886,986     26,305,311     17,688,212     38,069,616     22,867,042
  Contract purchase payments                   1,725,091        969,178      1,264,487        864,920        190,823         14,301
  Contract terminations, withdrawal
    payments and charges                        (941,230)    (3,155,725)    (3,715,295)    (1,453,882)   (38,260,439)   (22,881,343)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         9,091,698     16,700,439     23,854,503     17,099,250             --             --
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            MFS VIT
                                           MFS VIT MID        NEW        MORGSTANLEY    NEUBERGERBER   OPPENHEIMER    OPPENHEIMER
                                            CAP GROWTH   DISCOVERY SER    UIF EMG MK    MAN SOC RESP    CAP APP VA   GBL STR INC VA
                                              SER SS         SS (b)        EQ CL 2          S CL          SS (b)         SS (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012           611,502      4,155,106     12,451,514        591,475      1,916,070     37,892,773
  Contract purchase payments                      67,441        786,825     12,052,224        928,822        203,859      2,021,777
  Contract terminations, withdrawal
    payments and charges                        (129,087)      (856,334)      (295,782)      (431,571)      (316,426)    (5,140,012)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013           549,856      4,085,597     24,207,956      1,088,726      1,803,503     34,774,538
  Contract purchase payments                     107,515        213,927      8,433,912        480,890         10,862        685,771
  Contract terminations, withdrawal
    payments and charges                        (143,431)    (4,299,524)      (864,820)      (373,326)    (1,814,365)   (35,460,309)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014           513,940             --     31,777,048      1,196,290             --             --
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PIMCO VIT      PUTNAM VT
                                           INTL GROW VA    MS SM CAP     GLB DIV ALL    LOW DUR PORT   TOTAL RETURN  EQUITY INCOME
                                                SS           VA SS        ADV CL (a)       ADV CL         ADV CL         CL IB
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012         2,384,502        944,449             --     35,586,911     67,799,971      2,053,229
  Contract purchase payments                   6,715,081        723,720     11,253,577     23,419,840     68,246,766      1,126,371
  Contract terminations, withdrawal
    payments and charges                        (172,776)      (367,648)      (454,992)    (3,141,311)    (3,438,710)      (430,731)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         8,926,807      1,300,521     10,798,585     55,865,440    132,608,027      2,748,869
  Contract purchase payments                   3,571,045        335,717     26,561,864     10,629,386     23,159,457        684,349
  Contract terminations, withdrawal
    payments and charges                        (408,431)      (291,760)      (399,550)    (4,307,795)    (5,250,408)    (1,090,957)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        12,089,421      1,344,478     36,960,899     62,187,031    150,517,076      2,342,261
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT         SFT        SFT ADVANTUS
                                            GROWTH AND    INTER EQ CL     MULTI-CAP      VOYAGER CL      ADVANTUS     INDEX 400 MC
                                            INC CL IB          IB         GRO CL IB          IB         BOND CL 2         CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012           907,577      3,157,120        324,530      2,591,926    116,666,035     29,094,337
  Contract purchase payments                   1,211,202        115,176         71,526        695,883     14,358,026      1,085,311
  Contract terminations, withdrawal
    payments and charges                        (138,762)      (659,490)       (42,677)    (1,145,539)    (7,585,014)    (4,458,034)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013         1,980,017      2,612,806        353,379      2,142,270    123,439,047     25,721,614
  Contract purchase payments                   2,608,315        120,795      1,190,094      2,434,897      7,919,989        779,576
  Contract terminations, withdrawal
    payments and charges                        (570,250)      (467,018)       (94,386)      (605,920)    (9,064,121)    (3,767,752)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014         4,018,082      2,266,583      1,449,087      3,971,247    122,294,915     22,733,438
                                          ============== ============== ============== ============== ============== ==============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements
                                December 31, 2014

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                             SFT            SFT            SFT
                                                              SFT          ADVANTUS       ADVANTUS       ADVANTUS     SFT ADVANTUS
                                           SFT ADVANTUS  ADVANTUS INTL   MANAGED VOL       MONEY       MORTGAGE CL   REAL ESTATE CL
                                          INDEX 500 CL 2   BOND CL 2         (a)           MARKET           2              2
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012        47,360,200     49,041,835             --     36,256,062     34,733,069     20,836,995
  Contract purchase payments                   8,580,590      8,557,843     49,848,671     17,173,470      8,496,571      4,341,078
  Contract terminations, withdrawal
    payments and charges                      (5,685,155)    (4,229,127)      (129,026)   (20,192,119)    (3,072,629)    (1,757,440)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        50,255,635     53,370,551     49,719,645     33,237,413     40,157,011     23,420,633
  Contract purchase payments                   3,817,293      2,179,340     66,365,065     21,264,787      4,521,948      3,451,047
  Contract terminations, withdrawal
    payments and charges                      (5,316,996)    (3,963,131)      (856,386)   (21,465,835)    (3,829,772)    (3,983,508)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        48,755,932     51,586,760    115,228,324     33,036,365     40,849,187     22,888,172
                                          ============== ============== ============== ============== ============== ==============

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            SFT IVY      SFT PYRAMIS    SFT T. ROWE      TOPS MGD       TOPS MGD
                                             SFT IVY       SMALL CAP     CORE EQUITY    PRICE VALUE    RISK BAL ETF  RISK FLEX ETF
                                            GROWTH (d)     GROWTH (d)      CL 2 (d)         (d)            CL 2         CL 2 (c)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2012                --             --             --             --      7,120,925             --
  Contract purchase payments                          --             --             --             --     13,592,559      2,453,660
  Contract terminations, withdrawal
    payments and charges                              --             --             --             --     (1,330,544)        (1,592)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013                --             --             --             --     19,382,940      2,452,068
  Contract purchase payments                  91,936,611     21,677,764     28,493,032     60,411,242      4,698,313     33,564,361
  Contract terminations, withdrawal
    payments and charges                      (8,992,532)    (1,929,325)    (3,424,070)    (4,145,525)    (3,659,223)    (1,058,182)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        82,944,079     19,748,439     25,068,962     56,265,717     20,422,030     34,958,247
                                          ============== ============== ============== ============== ============== ==============

                                             SEGREGATED SUB-ACCOUNTS
                                          -----------------------------
                                             TOPS MGD       TOPS MGD
                                           RISK GROWTH      RISK MOD
                                             ETF CL 2     GRO ETF CL 2
                                          -------------- --------------
Units outstanding at December 31, 2012        10,397,862      5,844,665
  Contract purchase payments                  62,216,497     19,962,218
  Contract terminations, withdrawal
    payments and charges                      (1,284,978)      (802,664)
                                          -------------- --------------
Units outstanding at December 31, 2013        71,329,381     25,004,219
  Contract purchase payments                  18,986,969      6,458,510
  Contract terminations, withdrawal
    payments and charges                      (5,338,555)    (2,339,454)
                                          -------------- --------------
Units outstanding at December 31, 2014        84,977,795     29,123,275
                                          ============== ==============

----------
(a) For the period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.
(b) For the year end December 31, 2013 and period from January 1, 2014 to May 1, 2014.
(c) For the period from October 4, 2013 through December 31, 2013 and the year ended December 31, 2014.
(d)  Period from May 1, 2014 to December 31, 2014.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

(7) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years or periods ended December 31, 2014, 2013, 2012, 2011, and 2010 is as follows:

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
ALLIANBERN VPS DYNASSTALL CL B
    2014                               47,776,277 $ 1.06 to 1.08    $ 51,576,228           0.40%  1.20% to 2.25%    1.18% to 2.96%
    2013 (c)                           14,706,473   1.04 to 1.05      15,419,356           0.16%  1.20% to 2.25%    3.63% to 4.85%

ALLIANBERN VPS INTL VALUE CL B
    2014                                1,393,635   0.53 to 0.59         816,341           3.35%  1.20% to 2.50%   -9.18% to -7.58%
    2013                                1,466,750   0.58 to 0.63         929,598           5.79%  1.20% to 2.50%   19.17% to 21.27%
    2012                                1,615,280   0.49 to 0.52         844,155           1.42%  1.20% to 2.50%   10.85% to 12.82%
    2011                                1,526,011   0.44 to 0.46         706,778           4.00%  1.20% to 2.50%  -21.78% to -20.40%
    2010                                1,250,374   0.50 to 0.58         727,660           2.78%  1.20% to 2.50%    1.27% to 3.06%

AM CENTURY VP INC & GRO CL II
    2014                                1,782,099   1.82 to 2.28       3,998,749           1.80%  1.20% to 2.10%   9.07% to 10.99%
    2013                                1,725,231   1.67 to 2.05       3,484,096           1.94%  1.20% to 2.00%   31.55% to 33.87%
    2012                                1,906,958   1.25 to 1.53       2,872,898           1.89%  1.20% to 2.05%   11.12% to 13.09%
    2011                                1,833,836   1.12 to 1.36       2,438,648           1.31%  1.20% to 2.05%   -0.13% to 1.63%
    2010                                1,961,441   0.78 to 1.33       2,564,877           1.25%  1.20% to 2.05%   10.55% to 12.50%

AM CENTURY VP INFL PRO CL II
    2014                               63,686,918   1.12 to 1.25      79,348,477           1.31%  1.20% to 2.70%    0.30% to 2.07%
    2013                               60,534,226   1.11 to 1.22      73,893,030           1.61%  1.20% to 2.70%  -11.14% to -9.57%
    2012                               41,474,140   1.25 to 1.35      55,985,614           2.54%  1.20% to 2.70%    4.25% to 6.09%
    2011                               28,107,292   1.19 to 1.27      35,759,209           4.06%  1.20% to 2.70%   8.50% to 10.41%
    2010                               19,708,146   1.00 to 1.15      22,710,216           1.61%  1.20% to 2.70%    2.05% to 3.85%

AMER FUNDS IS GLBL BOND CL 2
    2014                                4,199,585   0.96 to 1.02       4,224,257           1.38%  0.15% to 2.45%   -1.56% to 1.24%
    2013                                3,245,422   0.97 to 1.01       3,258,095           0.00%  0.15% to 2.45%   -5.41% to -2.72%
    2012                                2,676,675   1.02 to 1.04       2,789,905           2.75%  0.15% to 2.50%    3.09% to 4.91%
    2011 (e)                              806,949       0.99             802,088           3.64%  1.20% to 2.35%   -1.77% to -0.61%

AMER FUNDS IS GLBL GROWTH CL 2
    2014                                6,538,242   1.24 to 1.43       8,536,287           1.28%  0.15% to 2.50%   -0.66% to 2.16%
    2013                                5,134,763   1.24 to 1.40       6,647,032           1.53%  0.15% to 2.50%   25.43% to 28.98%
    2012                                2,210,952   0.98 to 1.09       2,227,216           1.60%  0.15% to 2.50%   18.98% to 21.08%
    2011 (e)                              502,903       0.83             417,249           2.58%  1.20% to 2.00%  -18.01% to -17.04%

AMER FUNDS IS GLBL SM CP CL 2
    2014                                3,723,569   1.09 to 1.37       4,298,890           0.12%  0.15% to 2.50%   -0.85% to 1.97%
    2013                                2,713,804   1.09 to 1.34       3,090,006           0.79%  0.15% to 2.50%   24.56% to 28.09%
    2012                                  877,277   0.87 to 1.05         783,868           1.41%  0.15% to 2.50%   14.72% to 16.75%
    2011 (e)                              285,871       0.76             218,639           0.33%  1.20% to 2.00%  -24.42% to -23.52%

AMER FUNDS IS GROWTH CL 2
    2014                               14,585,631   1.33 to 1.39      20,328,839           0.89%  1.20% to 2.50%    5.36% to 7.22%
    2013                               12,048,148   1.26 to 1.30      15,662,258           1.17%  1.20% to 2.50%   26.33% to 28.56%
    2012                                3,448,221   0.99 to 1.01       3,487,125           0.99%  1.20% to 2.50%   14.45% to 16.47%
    2011 (e)                            1,224,983   0.86 to 0.87       1,063,564           0.73%  1.20% to 2.00%  -14.20% to -13.18%

AMER FUNDS IS GROWTH-INC CL 2
    2014                                8,257,642   1.45 to 1.52      12,539,893           1.52%  1.20% to 2.50%    7.42% to 9.32%
    2013                                6,137,442   1.34 to 1.39       8,526,063           1.77%  1.20% to 2.50%   29.63% to 31.91%
    2012                                2,883,480   1.03 to 1.05       3,036,713           2.37%  1.20% to 2.50%   14.05% to 16.07%
    2011 (e)                              893,317       0.91             810,529           2.29%  1.20% to 2.25%  -10.33% to -9.27%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
AMER FUNDS IS INTL CL 2
    2014                               13,361,139   1.00 to 1.26      14,093,439           1.55%  0.15% to 2.70%   -5.48% to -2.80%
    2013                                9,981,565   1.05 to 1.30      10,967,217           1.83%  0.15% to 2.70%   18.11% to 21.45%
    2012                                2,969,348   0.89 to 1.07       2,705,544           2.30%  0.15% to 2.50%   14.46% to 16.49%
    2011 (e)                            1,076,408       0.78             840,600           3.11%  1.20% to 2.00%  -22.83% to -21.91%

AMER FUNDS IS NEW WORLD CL 2
    2014                                6,022,669   0.91 to 1.09       5,741,818           1.09%  0.15% to 2.45%  -10.55% to -8.01%
    2013                                4,719,618   1.01 to 1.19       4,953,443           1.74%  0.15% to 2.45%   8.15% to 11.21%
    2012                                2,121,978   0.93 to 1.07       2,028,930           1.66%  0.15% to 2.45%   14.38% to 16.4%
    2011 (e)                              638,244       0.82             520,265           2.67%  1.20% to 2.00%  -19.44% to -18.49%

AMER FUNDS IS US GOVT/AAA CL 2
    2014                                7,087,217   1.01 to 1.06       7,477,491           1.12%  0.15% to 2.45%    1.96% to 4.86%
    2013                                5,920,197   0.98 to 1.02       6,021,398           0.80%  0.15% to 2.45%   -5.89% to -3.22%
    2012                                3,553,386   1.01 to 1.06       3,776,868           1.21%  0.15% to 2.45%   -1.08% to 0.68%
    2011 (e)                            2,062,092   1.05 to 1.06       2,177,943           3.67%  1.20% to 2.00%    4.38% to 5.61%

FIDELITY VIP EQUITY-INCOME SC2
    2014                               40,504,113   1.12 to 2.26      84,793,006           2.53%  0.15% to 2.70%    5.33% to 8.32%
    2013                               46,093,306   1.07 to 2.08      90,035,968           2.28%  0.15% to 2.70%   24.11% to 27.64%
    2012                               50,295,117   0.84 to 1.63      77,648,067           2.76%  0.15% to 2.95%   13.64% to 16.88%
    2011                               60,618,571   0.74 to 1.40      81,003,412           1.39%  0.15% to 2.95%   -2.27% to 0.50%
    2010                               72,688,985   0.76 to 1.39      97,695,774           1.57%  0.15% to 2.95%   13.32% to 14.75%

FIDELITY VIP MID CAP SC2
    2014                               11,700,083   2.54 to 4.47      43,106,140           0.02%  0.15% to 2.50%    2.95% to 5.87%
    2013                               12,574,426   2.45 to 4.23      44,258,430           0.27%  0.15% to 2.50%   31.92% to 35.67%
    2012                               13,515,841   1.85 to 3.12      35,464,418           0.38%  0.15% to 2.50%   11.22% to 14.39%
    2011                               15,224,369   1.66 to 2.72      35,354,507           0.02%  0.15% to 2.50%  -13.44% to -10.99%
    2010                               17,746,574   1.02 to 3.06      46,844,861           0.29%  0.15% to 2.50%   24.84% to 28.38%

FRANKLIN DEV MKTS VIP CL 2
    2014                               10,524,450   1.41 to 2.79      24,440,100           1.49%  0.15% to 2.50%  -11.06% to -8.53%
    2013                               11,407,559   1.56 to 3.09      28,915,223           1.94%  0.15% to 2.50%   -3.80% to -1.07%
    2012                               11,810,871   1.59 to 3.15      29,864,458           1.38%  0.15% to 2.50%   9.86% to 12.99%
    2011                               12,761,609   1.42 to 2.82      28,506,260           0.97%  0.15% to 2.50%  -18.30% to -15.98%
    2010                               13,676,523   1.00 to 3.39      36,261,321           1.62%  0.15% to 2.50%   14.17% to 17.41%

FRANKLIN MUTUAL SHS VIP CL 2
    2014                                4,063,516   1.71 to 2.22       8,915,822           1.96%  1.20% to 2.50%    4.01% to 5.84%
    2013                                4,885,422   1.63 to 2.10      10,088,874           2.04%  1.20% to 2.50%   24.54% to 26.73%
    2012                                5,877,310   1.31 to 1.66       9,582,151           2.02%  1.20% to 2.50%   10.92% to 12.88%
    2011                                6,596,724   1.17 to 1.47       9,512,494           2.33%  1.20% to 2.50%   -3.91% to -2.22%
    2010                                7,331,439   0.81 to 1.50      10,761,338           1.58%  1.20% to 2.50%    7.96% to 9.87%

FRANKLIN SMALL CP VAL VIP CL 2
    2014                               17,745,713   1.28 to 1.45      25,728,082           0.60%  1.20% to 2.95%   -2.35% to -0.63%
    2013                               15,084,012   1.31 to 1.46      22,007,745           1.26%  1.20% to 2.95%   32.28% to 34.62%
    2012                               11,539,632   0.98 to 1.08      12,507,048           0.78%  1.20% to 2.95%   14.93% to 16.96%
    2011                                9,360,023   0.86 to 0.93       8,672,378           0.69%  1.20% to 2.95%   -6.55% to -4.91%
    2010                                8,172,080   0.84 to 0.97       7,962,998           0.73%  1.20% to 2.50%   23.92% to 26.70%

FRANKLIN SM-MD CP GR VIP CL 2
    2014                                6,708,673   1.28 to 2.63      11,531,092           0.00%  0.15% to 2.45%    4.35% to 7.31%
    2013                                7,645,242   1.21 to 2.47      12,502,680           0.00%  0.15% to 2.45%   34.14% to 37.95%
    2012                                8,010,965   0.89 to 1.81       9,473,157           0.00%  0.15% to 2.45%   7.62% to 10.69%
    2011                                8,714,354   0.81 to 1.65       9,173,996           0.00%  0.15% to 2.50%   -7.59% to -4.97%
    2010                               10,173,115   0.86 to 1.76      11,377,504           0.00%  0.15% to 2.95%   24.50% to 27.43%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
GOLDMAN SACHS VI GBL MK NAV SS
    2014                               57,148,115   1.05 to 1.07      61,108,844           0.06%  1.20% to 2.10%    0.92% to 2.71%
    2013 (c)                           20,677,503       1.04          21,528,667           0.10%  1.20% to 2.00%    2.91% to 4.12%

GOLDMAN SACHS VI HQ FLT RT SS
    2014                               36,182,709   1.01 to 1.07      38,600,763           0.30%  1.20% to 2.10%   -2.99% to -1.27%
    2013                               33,133,371   1.03 to 1.08      35,805,714           0.46%  1.20% to 2.45%   -2.52% to -0.80%
    2012                               18,118,644   1.05 to 1.09      19,737,352           0.75%  1.20% to 2.45%   -0.22% to 1.54%
    2011                                9,572,609   1.05 to 1.07      10,268,464           0.92%  1.20% to 2.45%    3.26% to 5.08%
    2010 (f)                            4,254,667   0.99 to 1.02       4,343,551           1.16%  1.20% to 2.45%    0.86% to 2.08%

IBBOTSON AGGRESSIVE GRWTH ETF2
    2014                                6,536,724   0.98 to 1.07       7,019,361           5.79%  1.20% to 2.50%    1.43% to 3.22%
    2013                                5,478,172   0.96 to 1.04       5,699,302           1.24%  1.20% to 2.50%   14.69% to 16.71%
    2012                                4,146,453   0.83 to 0.89       3,696,090           1.21%  1.20% to 2.50%   10.86% to 12.82%
    2011                                4,131,287   0.75 to 0.79       3,263,545           1.09%  1.20% to 2.50%   -7.80% to -6.18%
    2010                                3,077,827   0.73 to 0.84       2,591,343           0.33%  1.20% to 2.50%   11.86% to 13.84%

IBBOTSON BALANCED ETF2
    2014                               56,812,098   1.06 to 1.16      66,091,049           1.12%  1.20% to 2.50%    1.47% to 3.26%
    2013                               63,362,982   1.04 to 1.13      71,384,566           1.46%  1.20% to 2.50%   8.61% to 10.53%
    2012                               57,280,186   0.95 to 1.02      58,383,436           1.53%  1.20% to 2.50%    7.58% to 9.48%
    2011                               52,674,257   0.88 to 0.93      49,032,198           1.00%  1.20% to 2.50%   -3.76% to -2.07%
    2010                               50,620,974   0.82 to 0.95      48,119,407           0.76%  1.20% to 2.50%   8.39% to 10.30%

IBBOTSON CONSERVATIVE ETF2
    2014                               13,503,420   1.05 to 1.15      15,536,483           0.98%  1.20% to 2.45%   -0.22% to 1.54%
    2013                               15,393,100   1.05 to 1.13      17,439,339           1.23%  1.20% to 2.45%   -0.42% to 1.34%
    2012                               16,873,386   1.04 to 1.12      18,863,156           1.49%  1.20% to 2.50%    2.13% to 3.94%
    2011                               14,234,154   1.02 to 1.08      15,306,469           1.50%  1.20% to 2.50%    0.15% to 1.91%
    2010                               10,120,630   0.91 to 1.06      10,678,149           1.36%  1.20% to 2.50%    3.29% to 5.11%

IBBOTSON GROWTH ETF2
    2014                               22,903,343   1.01 to 1.12      25,745,659           1.02%  1.20% to 2.70%    1.54% to 3.33%
    2013                               24,336,913   0.99 to 1.09      26,476,167           1.15%  1.20% to 2.70%   13.16% to 15.16%
    2012                               26,285,441   0.87 to 0.94      24,831,473           1.23%  1.20% to 2.70%   9.62% to 11.56%
    2011                               28,007,306   0.79 to 0.85      23,713,461           1.07%  1.20% to 2.70%   -6.48% to -4.83%
    2010                               31,785,016   0.77 to 0.89      28,279,306           0.69%  1.20% to 2.70%   10.56% to 12.51%

IBBOTSON INCOME & GROWTH ETF2
    2014                               30,316,413   1.03 to 1.15      34,904,814           1.11%  1.20% to 2.70%    0.30% to 2.07%
    2013                               33,387,938   1.03 to 1.13      37,660,593           1.44%  1.20% to 2.70%    4.22% to 6.06%
    2012                               32,663,934   0.98 to 1.06      34,740,164           1.65%  1.20% to 2.70%    4.72% to 6.57%
    2011                               29,626,361   0.94 to 1.00      29,562,764           0.97%  1.20% to 2.70%   -1.85% to -0.12%
    2010                               23,640,738   0.86 to 1.00      23,619,392           0.58%  1.20% to 2.70%    5.72% to 7.58%

INVESCO VI AMER VALUE SR II
    2014                                4,062,941   1.35 to 1.50       6,105,164           0.21%  1.20% to 2.70%    6.30% to 8.17%
    2013                                3,153,968   1.27 to 1.39       4,381,262           0.65%  1.20% to 2.70%   30.05% to 32.34%
    2012                                  863,715   0.98 to 1.05         906,648           0.71%  1.20% to 2.45%   13.65% to 15.66%
    2011                                  370,363   0.87 to 0.91         336,094           0.67%  1.20% to 2.15%   -2.10% to -0.38%
    2010                                  222,362   0.79 to 0.91         202,556           0.68%  1.20% to 2.15%   18.64% to 20.73%

INVESCO VI COMSTOCK SR II
    2014                               20,328,052   1.87 to 2.45      49,751,315           1.15%  1.20% to 2.45%    5.93% to 7.80%
    2013                               16,599,622   1.75 to 2.27      37,687,180           1.59%  1.20% to 2.45%   31.71% to 34.04%
    2012                               10,991,471   1.33 to 1.69      18,618,264           1.64%  1.20% to 2.45%   15.46% to 17.50%
    2011                                7,583,431   1.14 to 1.44      10,932,262           1.19%  1.20% to 2.45%   -4.95% to -3.27%
    2010                                5,208,609   0.83 to 1.49       7,762,933           0.11%  1.20% to 2.45%   12.34% to 14.32%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
INVESCO VI EQUITY & INC SR II
    2014                                2,162,430   1.36 to 1.65       3,539,985           1.76%  1.20% to 2.25%    5.60% to 7.47%
    2013                                1,495,474   1.28 to 1.54       2,266,429           1.55%  1.20% to 2.25%   21.26% to 23.40%
    2012                                1,240,756   1.05 to 1.25       1,519,551           1.85%  1.20% to 2.25%   9.11% to 11.04%
    2011                                1,182,318   0.95 to 1.12       1,300,445           2.09%  1.20% to 2.25%   -4.72% to -3.04%
    2010                                1,106,920   0.77 to 1.16       1,250,111           1.70%  1.20% to 2.20%    4.64% to 6.49%
INVESCO VI GROWTH & INC SR II
    2014                                1,434,525   1.90 to 2.46       3,523,821           1.47%  1.20% to 2.50%    6.77% to 8.65%
    2013                                1,779,511   1.77 to 2.26       4,023,181           1.34%  1.20% to 2.50%   29.88% to 32.17%
    2012                                1,713,903   1.36 to 1.71       2,931,635           1.27%  1.20% to 2.50%   11.02% to 12.98%
    2011                                1,979,462   1.22 to 1.51       2,996,894           1.04%  1.20% to 2.50%   -5.10% to -3.43%
    2010                                2,239,525   0.86 to 1.57       3,510,924           0.10%  1.20% to 2.50%   8.93% to 10.85%

INVESCO VI SM CAP EQTY SR II
    2014                               16,624,811   1.27 to 1.42      23,608,195           0.00%  1.20% to 2.70%   -0.88% to 0.87%
    2013                               16,800,802   1.28 to 1.41      23,652,925           0.00%  1.20% to 2.70%   33.11% to 35.45%
    2012                               13,457,293   0.95 to 1.04      13,987,224           0.00%  1.20% to 2.95%   10.33% to 12.29%
    2011                               11,301,937   0.86 to 0.93      10,460,211           0.00%  1.20% to 2.95%   -3.86% to -2.17%
    2010                                9,905,379   0.82 to 0.95       9,371,107           0.00%  1.20% to 2.95%   24.49% to 26.69%

IVY VIP ASSET STRATEGY
    2014                               74,476,886   1.03 to 2.99     217,560,150           0.49%  1.20% to 2.75%   -8.02% to -6.40%
    2013                               78,191,693   1.11 to 3.19     244,199,910           1.28%  1.20% to 2.70%   21.50% to 23.64%
    2012                               75,753,723   2.26 to 2.58     191,537,131           1.12%  1.20% to 2.50%   15.70% to 17.75%
    2011                               71,302,311   1.94 to 2.19     153,224,498           1.03%  1.20% to 2.50%   -9.90% to -8.31%
    2010                               68,760,673   1.11 to 2.39     161,372,601           1.07%  1.20% to 2.50%    7.17% to 7.38%

IVY VIP BALANCED
    2014                               35,921,678   1.15 to 8.20     130,175,660           0.93%  0.15% to 2.50%    4.45% to 7.41%
    2013                               36,894,554   1.09 to 7.64     129,179,988           1.44%  0.15% to 2.50%   20.10% to 23.51%
    2012                               34,424,607   1.37 to 6.18     105,071,224           1.47%  0.15% to 2.45%   8.49% to 11.58%
    2011                               31,908,618   1.24 to 5.54      96,745,811           2.20%  0.15% to 2.35%    0.32% to 3.16%
    2010                               33,185,430   0.88 to 4.35      98,268,225           2.05%  0.15% to 2.40%   9.93% to 13.06%

IVY VIP BOND
    2014                              109,220,233   1.04 to 1.34     146,697,373           3.75%  1.25% to 2.35%    1.91% to 3.04%
    2013                              104,942,376   1.01 to 1.30     136,792,290           3.30%  1.25% to 2.35%   -4.36% to -3.31%
    2012                               81,501,982   1.23 to 1.35     109,872,989           3.12%  1.25% to 2.35%    3.32% to 4.46%
    2011                               66,179,900   1.19 to 1.29      85,407,411           2.72%  1.25% to 2.35%    4.82% to 5.98%
    2010                               60,470,600   0.90 to 1.22      73,637,615           2.84%  1.25% to 2.35%    3.58% to 4.72%

IVY VIP CORE EQUITY
    2014                               44,306,736   1.21 to 2.62     109,770,382           0.49%  0.15% to 2.75%    6.49% to 9.51%
    2013                               41,539,661   1.12 to 2.42      94,277,730           0.49%  0.15% to 2.70%   29.63% to 33.31%
    2012                               28,187,947   1.22 to 1.83      47,527,696           0.56%  0.15% to 2.35%   15.15% to 18.42%
    2011                               21,776,227   1.04 to 1.56      31,059,322           0.36%  0.15% to 2.35%   -1.29% to 1.51%
    2010                               17,995,872   1.04 to 1.56      25,242,825           0.95%  0.15% to 2.35%   18.09% to 20.71%

IVY VIP DIVIDEND OPP
    2014                               13,352,998   1.21 to 1.98      26,486,148           1.16%  1.25% to 2.35%    7.29% to 8.48%
    2013                               14,869,053   1.12 to 1.83      27,188,761           1.55%  1.25% to 2.35%   26.60% to 28.00%
    2012                               14,459,825   1.30 to 1.43      20,656,026           1.07%  1.25% to 2.35%   10.54% to 11.77%
    2011                               14,078,589   1.17 to 1.28      17,993,911           1.02%  1.25% to 2.35%   -6.90% to -5.87%
    2010                               13,708,669   1.01 to 1.36      18,614,045           1.08%  1.25% to 2.35%   13.67% to 14.93%

IVY VIP ENERGY
    2014                                5,753,035   0.93 to 1.23       7,072,992           0.00%  1.25% to 2.35%  -12.64% to -11.67%
    2013                                6,109,963   1.05 to 1.39       8,504,437           0.00%  1.25% to 2.35%   24.80% to 26.18%
    2012                                6,115,495   1.02 to 1.10       6,746,220           0.00%  1.25% to 2.35%   -0.99% to 0.10%
    2011                                6,447,556   1.04 to 1.10       7,103,920           0.00%  1.25% to 2.35%  -11.19% to -10.21%
    2010                                6,718,777   0.99 to 1.23       8,245,039           0.30%  1.25% to 2.35%   19.13% to 20.45%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
IVY VIP GLBL NATURAL RES
    2014                               28,496,741   0.56 to 1.19      33,736,824           0.00%  1.20% to 2.75%  -15.57% to -14.07%
    2013                               28,606,857   0.67 to 1.38      39,420,130           0.00%  1.20% to 2.70%    4.67% to 6.52%
    2012                               29,850,329   0.63 to 1.30      38,629,692           0.00%  1.20% to 2.70%   -1.08% to 0.67%
    2011                               28,493,218   0.64 to 1.29      36,641,162           0.00%  1.20% to 2.70%  -23.73% to -22.38%
    2010                               27,875,300   1.28 to 1.66      46,195,229           0.00%  1.20% to 2.35%   14.35% to 15.67%

IVY VIP GLOBAL BOND
    2014                                7,019,226   1.00 to 1.03       7,234,714           2.25%  1.25% to 2.10%   -2.14% to -1.06%
    2013                                6,933,787   1.02 to 1.04       7,223,250           0.00%  1.25% to 2.10%   -0.62% to 0.48%
    2012                                5,024,224   1.02 to 1.04       5,208,913           3.78%  1.25% to 2.10%    3.92% to 5.07%
    2011 (e)                            2,183,726   0.98 to 0.99       2,154,524           3.00%  1.25% to 2.10%   -2.07% to -1.34%

IVY VIP GROWTH
    2014                               30,275,987   1.28 to 2.18      65,989,998           0.24%  0.15% to 2.35%   9.21% to 10.42%
    2013                               86,466,716   1.15 to 6.65     213,651,585           0.43%  0.15% to 2.70%   32.49% to 36.25%
    2012                               93,529,444   0.85 to 4.93     171,638,603           0.06%  0.15% to 2.95%   9.46% to 12.57%
    2011                               94,605,992   0.77 to 4.43     158,364,311           4.02%  0.15% to 2.95%   -0.84% to 1.97%
    2010                              101,181,117   0.76 to 4.39     169,966,718           0.62%  0.15% to 2.95%   9.97% to 12.41%

IVY VIP HIGH INCOME
    2014                               73,091,861   1.01 to 2.06      98,039,313           5.60%  1.20% to 3.00%   -1.06% to 0.69%
    2013                               29,855,621   1.02 to 2.04      53,904,115           4.48%  1.20% to 2.95%    7.29% to 9.18%
    2012                               23,189,936   1.70 to 1.87      43,430,987           6.39%  1.25% to 2.35%   15.88% to 17.16%
    2011                               24,034,242   1.47 to 1.60      38,417,989           7.24%  1.25% to 2.35%    2.82% to 3.96%
    2010                               26,384,450   1.14 to 1.54      40,569,864           7.75%  1.25% to 2.35%   12.19% to 13.43%

IVY VIP INTL CORE EQUITY
    2014                               69,049,904   0.96 to 5.90     181,226,029           2.53%  0.15% to 3.00%   -1.51% to 1.29%
    2013                               75,575,716   0.97 to 5.83     198,584,479           1.65%  0.15% to 2.95%   21.28% to 24.72%
    2012                               80,872,427   0.80 to 4.67     173,054,725           2.30%  0.15% to 2.95%   10.03% to 13.16%
    2011                               79,871,271   0.73 to 4.13     154,972,837           1.55%  0.15% to 2.95%  -16.39% to -14.01%
    2010                               80,708,859   0.87 to 4.80     187,763,575           1.37%  0.15% to 2.95%   12.51% to 13.92%

IVY VIP INTL GROWTH
    2014                               36,111,781   1.02 to 2.14      72,784,181           2.11%  1.20% to 2.75%   -1.98% to -0.25%
    2013                               35,159,144   1.04 to 2.14      70,734,187           0.86%  1.20% to 2.70%   15.76% to 17.80%
    2012                               28,439,829   0.90 to 1.82      47,979,312           1.89%  1.20% to 2.70%   14.61% to 16.64%
    2011                               23,788,302   0.78 to 1.56      34,029,156           0.41%  1.20% to 2.70%  -10.01% to -8.42%
    2010                               19,787,904   0.86 to 1.70      30,611,721           0.91%  1.20% to 2.70%   11.45% to 13.42%

IVY VIP LIMITED-TERM BOND
    2014                               35,060,416   0.98 to 1.01      35,507,176           0.56%  1.25% to 2.10%   -1.37% to -0.28%
    2013                               29,301,920   0.99 to 1.02      29,758,599           0.00%  1.25% to 2.35%   -2.84% to -1.77%
    2012                               12,787,214   1.02 to 1.03      13,221,134           4.27%  1.25% to 2.10%    0.96% to 2.07%
    2011 (e)                            4,572,538       1.01           4,631,428           2.70%  1.25% to 2.10%    0.54% to 1.28%

IVY VIP MICRO CAP GROWTH
    2014                               11,200,328   1.13 to 3.72      29,998,995           0.00%  0.15% to 2.50%   -4.60% to -1.89%
    2013                               12,081,016   1.17 to 3.79      33,572,563           0.00%  0.15% to 2.45%   52.72% to 57.05%
    2012                               11,690,982   1.43 to 2.41      20,455,674           0.00%  0.15% to 2.45%   8.58% to 11.67%
    2011                               11,475,577   1.31 to 2.16      18,327,832           0.00%  0.15% to 2.45%   -9.71% to -7.15%
    2010                               11,630,747   0.96 to 2.33      20,514,465           0.00%  0.15% to 2.45%   37.59% to 40.64%

IVY VIP MID CAP GROWTH
    2014                               26,623,415   1.15 to 2.57      68,287,685           0.00%  1.20% to 2.75%    4.73% to 6.58%
    2013                               25,625,540   1.09 to 2.41      61,674,250           0.00%  1.20% to 2.70%   26.16% to 28.39%
    2012                               16,758,602   1.70 to 1.88      31,405,038           0.00%  1.20% to 2.50%   10.25% to 12.20%
    2011                               11,743,579   1.55 to 1.67      19,611,643           0.01%  1.20% to 2.35%   -3.44% to -1.74%
    2010                                9,990,526   1.17 to 1.70      16,985,625           0.04%  1.20% to 2.35%   28.50% to 29.99%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
IVY VIP MONEY MARKET
    2014                               12,038,044   0.93 to 1.02      12,251,690           0.02%  1.25% to 2.10%   -2.30% to -1.22%
    2013                               13,444,125   0.95 to 1.03      13,852,053           0.02%  1.25% to 2.10%   -2.30% to -1.22%
    2012                               11,851,618   0.97 to 1.04      12,361,898           0.02%  1.25% to 2.10%   -2.31% to -1.23%
    2011                               11,474,152   0.99 to 1.06      12,115,872           0.02%  1.25% to 2.10%   -2.30% to -1.23%
    2010                                9,820,525   0.79 to 1.07      10,497,804           0.07%  1.25% to 2.10%   -2.25% to -1.16%

IVY VIP PATH MOD AGG MVF
    2014                               30,952,583   1.07 to 1.08      33,433,493           1.98%  1.20% to 2.00%    0.89% to 2.67%
    2013 (b)                            4,483,033       1.05           4,718,009           0.00%  1.20% to 1.85%    4.81% to 5.25%

IVY VIP PATH MOD CON MVF
    2014                               13,062,845   1.05 to 1.06      13,808,708           1.13%  1.20% to 2.10%    0.06% to 1.83%
    2013 (b)                            1,511,308       1.04           1,569,503           0.00%  1.20% to 1.85%    3.42% to 3.86%

IVY VIP PATH MOD MVF
    2014                              118,871,914   1.06 to 1.07     127,553,733           1.17%  1.20% to 1.90%    0.73% to 2.51%
    2013 (b)                           12,202,626       1.05          12,777,268           0.00%  1.20% to 1.85%    4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE
    2014                               11,881,250   1.14 to 1.38      16,387,496           0.85%  1.25% to 2.10%    2.42% to 3.56%
    2013                               11,324,682   1.11 to 1.33      15,083,577           6.82%  1.25% to 2.10%   24.18% to 25.56%
    2012                                8,710,996   1.02 to 1.06       9,241,185           0.88%  1.25% to 2.10%   9.56% to 10.78%
    2011                                8,401,205   0.93 to 0.96       8,044,198           1.18%  1.25% to 2.10%   -6.38% to -5.34%
    2010                                8,413,753   0.90 to 1.01       8,511,526           1.06%  1.25% to 1.90%   12.85% to 14.10%

IVY VIP PATHFINDER CONSERV
    2014                               29,844,909   1.09 to 1.26      37,621,745           1.06%  1.25% to 2.35%    0.99% to 2.11%
    2013                               31,137,476   1.16 to 1.23      38,441,011           5.76%  1.25% to 2.35%   12.09% to 13.32%
    2012                               32,510,842   1.03 to 1.09      35,416,934           0.94%  1.25% to 2.35%    4.45% to 5.61%
    2011                               29,399,669   1.00 to 1.03      30,322,228           1.30%  1.25% to 2.10%   -1.59% to -0.5%
    2010                               25,934,863   0.92 to 1.04      26,885,261           0.91%  1.25% to 2.10%    6.84% to 8.02%

IVY VIP PATHFINDER MOD AGGR
    2014                              193,683,655   1.13 to 1.36     262,812,222           1.04%  1.25% to 2.35%    2.18% to 3.31%
    2013                              199,993,740   1.23 to 1.31     262,668,042           5.45%  1.25% to 2.35%   20.94% to 22.28%
    2012                              188,978,835   1.02 to 1.07     202,976,405           0.76%  1.25% to 2.35%    8.22% to 9.42%
    2011                              157,784,952   0.94 to 0.98     154,854,114           0.81%  1.25% to 2.35%   -5.27% to -4.22%
    2010                              133,261,386   0.91 to 1.02     136,560,113           0.77%  1.25% to 2.35%   11.81% to 13.04%

IVY VIP PATHFINDER MOD CONS
    2014                               60,897,488   1.10 to 1.30      79,249,009           0.99%  1.25% to 2.35%    1.47% to 2.59%
    2013                               66,516,350   1.19 to 1.27      84,376,051           4.97%  1.25% to 2.35%   14.98% to 16.25%
    2012                               56,885,400   1.04 to 1.09      62,073,747           0.91%  1.25% to 2.35%    5.88% to 7.05%
    2011                               48,794,221   1.00 to 1.02      49,730,877           1.09%  1.25% to 1.90%   -2.32% to -1.24%
    2010                               42,059,307   0.92 to 1.03      43,409,545           0.88%  1.25% to 1.90%    8.40% to 9.59%

IVY VIP PATHFINDER MODERATE
    2014                              172,610,501   1.11 to 1.33     229,539,028           1.04%  1.25% to 2.35%    1.82% to 2.94%
    2013                              179,607,449   1.09 to 1.29     232,016,381           4.78%  1.25% to 2.35%   18.03% to 19.34%
    2012                              172,188,520   1.03 to 1.08     186,390,832           0.94%  1.25% to 2.35%    6.97% to 8.16%
    2011                              142,546,422   0.96 to 1.00     142,647,642           1.06%  1.25% to 2.35%   -3.75% to -2.68%
    2010                              127,486,896   0.91 to 1.03     131,104,397           0.62%  1.25% to 2.35%   10.02% to 11.23%

IVY VIP REAL ESTATE SEC
    2014                                6,610,779   1.32 to 2.33      15,374,171           1.03%  1.25% to 2.35%   27.15% to 28.55%
    2013                                7,305,391   1.04 to 1.81      13,215,918           1.11%  1.25% to 2.35%   -1.22% to -0.13%
    2012                                7,467,113   1.65 to 1.81      13,525,470           0.73%  1.25% to 2.35%   14.98% to 16.25%
    2011                                8,017,939   1.43 to 1.56      12,492,706           0.77%  1.25% to 2.35%    2.58% to 3.71%
    2010                                8,466,671   1.12 to 1.50      12,720,196           1.83%  1.25% to 2.35%   25.53% to 26.91%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
IVY VIP SCIENCE & TECH
    2014                               21,133,818   1.20 to 3.66      73,024,419           0.00%  1.20% to 3.00%   -0.08% to 1.68%
    2013                               23,249,425   1.19 to 3.60      78,961,071           0.00%  1.20% to 2.95%   51.84% to 54.52%
    2012                               21,813,387   1.22 to 2.33      47,728,649           0.00%  1.20% to 2.70%   24.11% to 26.30%
    2011                               21,675,426   0.98 to 1.85      37,530,970           0.00%  1.20% to 2.70%   -8.50% to -6.89%
    2010                               21,345,781   1.06 to 1.98      39,710,933           0.00%  1.20% to 2.70%   10.14% to 11.41%

IVY VIP SMALL CAP GROWTH
    2014                               16,538,924   1.11 to 1.92      31,835,084           0.00%  0.15% to 2.35%   -0.77% to 0.33%
    2013                               33,183,894   1.12 to 4.42      77,759,128           0.00%  0.15% to 2.70%   39.20% to 43.14%
    2012                               33,350,240   0.91 to 3.09      55,911,570           0.00%  0.15% to 2.70%    2.10% to 5.01%
    2011                               32,636,535   1.20 to 2.94      54,068,639           0.00%  0.15% to 2.50%  -13.20% to -10.74%
    2010                               33,197,076   1.01 to 3.29      63,551,777           0.00%  0.15% to 2.50%   25.86% to 28.66%

IVY VIP SMALL CAP VALUE
    2014                               25,893,192   1.19 to 3.78      66,189,449           0.09%  0.15% to 2.75%    3.93% to 6.89%
    2013                               28,772,551   1.13 to 3.53      69,610,037           0.85%  0.15% to 2.70%   29.65% to 33.33%
    2012                               31,577,378   1.08 to 2.65      57,793,996           0.44%  0.15% to 2.70%   15.18% to 18.46%
    2011                               35,246,034   0.94 to 2.24      55,427,264           0.48%  0.15% to 2.70%  -15.32% to -12.92%
    2010                               36,608,933   1.04 to 2.57      67,867,012           0.07%  0.15% to 2.70%   23.48% to 26.22%

IVY VIP VALUE
    2014                               44,676,370   1.21 to 4.90     104,574,213           1.09%  0.15% to 2.50%   7.72% to 10.78%
    2013                               47,324,536   1.12 to 4.43     100,335,907           0.75%  0.15% to 2.45%   31.40% to 35.13%
    2012                               44,446,618   1.25 to 3.28      70,629,414           1.31%  0.15% to 2.45%   15.42% to 18.70%
    2011                               49,224,011   1.06 to 2.76      66,603,573           0.74%  0.15% to 2.35%  -10.01% to -7.46%
    2010                               50,156,311   0.90 to 2.98      75,268,894           0.89%  0.15% to 2.35%   15.95% to 18.53%

JANUS ASPEN BALANCED SS
    2014                                9,091,698   1.90 to 2.34      21,223,172           1.54%  1.20% to 2.50%    5.09% to 6.95%
    2013                                8,307,837   1.80 to 2.19      18,122,843           1.36%  1.20% to 2.50%   16.32% to 18.37%
    2012                                8,271,257   1.54 to 1.85      15,241,017           2.58%  1.20% to 2.50%   10.07% to 12.02%
    2011                                8,261,325   1.39 to 1.65      13,581,346           2.20%  1.20% to 2.50%   -1.58% to 0.15%
    2010                                8,252,990   1.07 to 1.65      13,518,058           2.61%  1.20% to 2.50%    4.98% to 6.83%

JANUS ASPEN FORTY SS
    2014                               16,700,439   1.47 to 2.80      36,077,983           0.03%  0.15% to 2.50%    5.31% to 8.30%
    2013                               18,886,986   1.37 to 2.61      37,829,729           0.58%  0.15% to 2.50%   27.08% to 30.69%
    2012                               19,100,462   1.06 to 2.02      28,002,189           0.57%  0.15% to 2.50%   20.25% to 23.67%
    2011                               21,614,979   0.87 to 1.65      25,774,793           0.25%  0.15% to 2.50%   -9.64% to -7.08%
    2010                               24,729,258   0.93 to 1.79      32,099,720           0.22%  0.15% to 2.50%    3.39% to 6.32%

JANUS ASPEN OVERSEAS SS
    2014                               23,854,503   0.76 to 2.78      54,691,693           2.97%  0.15% to 2.70%  -14.66% to -12.23%
    2013                               26,305,311   0.89 to 3.21      68,802,825           3.09%  0.15% to 2.70%   10.96% to 14.11%
    2012                               29,896,862   0.79 to 2.85      68,138,723           0.62%  0.15% to 2.95%   9.88% to 13.01%
    2011                               31,549,934   0.72 to 2.53      62,638,589           0.38%  0.15% to 2.95%  -34.30% to -32.44%
    2010                               33,766,643   1.10 to 3.78      96,607,035           0.54%  0.15% to 2.95%   21.39% to 24.83%

JANUS ASPEN PERK MID CP VAL SS
    2014                               17,099,250   1.27 to 1.41      24,134,583           1.27%  1.20% to 2.70%    5.29% to 7.15%
    2013                               17,688,212   1.20 to 1.32      23,300,705           1.18%  1.20% to 2.70%   22.16% to 24.31%
    2012                               12,003,773   0.97 to 1.06      12,720,933           0.92%  1.20% to 2.95%    7.55% to 9.46%
    2011                                8,530,875   0.90 to 0.97       8,258,913           0.62%  1.20% to 2.95%   -5.80% to -4.14%
    2010                                6,908,947   0.87 to 1.01       6,978,182           0.59%  1.20% to 2.95%   12.02% to 13.99%

MFS VIT MID CAP GROWTH SER SS
    2014                                  513,940   1.51 to 2.14       1,048,754           0.00%  1.20% to 2.45%    5.40% to 7.26%
    2013                                  549,856   1.42 to 1.99       1,041,853           0.00%  1.20% to 2.45%   33.23% to 35.58%
    2012                                  611,502   1.06 to 1.47         851,441           0.00%  1.20% to 2.45%   13.03% to 15.03%
    2011                                  575,827   0.93 to 1.28         687,831           0.00%  1.20% to 2.20%   -8.89% to -7.28%
    2010                                  608,438   0.81 to 1.38         780,036           0.00%  1.20% to 2.20%   25.45% to 27.66%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
MORGSTANLEY UIF EMG MK EQ CL 2
    2014                               31,777,048   0.65 to 0.72      22,901,375           0.32%  1.20% to 2.70%   -7.33% to -5.69%
    2013                               24,207,956   0.70 to 0.76      18,500,069           1.10%  1.20% to 2.70%   -3.97% to -2.28%
    2012                               12,451,514   0.72 to 0.78       9,738,154           0.00%  1.20% to 2.70%   16.34% to 18.40%
    2011                                9,348,723   0.62 to 0.66       6,174,717           0.37%  1.20% to 2.70%  -20.61% to -19.21%
    2010                                6,972,718   0.71 to 0.82       5,700,989           0.56%  1.20% to 2.70%   15.49% to 17.53%

NEUBERGERBERMAN SOC RESP S CL
    2014                                1,196,290   1.28 to 1.41       1,681,074           0.11%  1.20% to 2.45%    6.91% to 8.80%
    2013                                1,088,726   1.19 to 1.29       1,406,230           0.71%  1.20% to 2.45%   33.43% to 35.78%
    2012                                  591,475   0.89 to 0.95         562,689           0.10%  1.20% to 2.45%    7.51% to 9.41%
    2011                                  577,007   0.83 to 0.87         501,637           0.27%  1.20% to 2.35%   -5.96% to -4.31%
    2010                                  518,257   0.78 to 0.91         470,876           0.03%  1.20% to 2.35%   19.20% to 21.30%
OPPENHEIMER INTL GROW VA SS
    2014                               12,089,421   1.91 to 2.92      34,504,984           0.92%  1.20% to 2.45%   -9.85% to -8.26%
    2013                                8,926,807   2.11 to 3.20      27,679,142           0.92%  1.20% to 2.45%   22.06% to 24.21%
    2012                                2,384,502   1.72 to 2.58       5,773,145           1.08%  1.20% to 2.45%   18.14% to 20.23%
    2011                                2,156,904   1.45 to 2.10       4,344,425           0.75%  1.20% to 2.45%  -10.29% to -8.71%
    2010                                2,374,859   0.86 to 2.30       5,214,856           1.04%  1.20% to 2.30%   11.29% to 13.25%

OPPENHEIMER MS SM CAP VA SS
    2014                                1,344,478   1.43 to 1.57       2,111,345           0.64%  1.20% to 2.50%   8.41% to 10.32%
    2013                                1,300,521   1.31 to 1.42       1,851,218           0.73%  1.20% to 2.50%   36.54% to 38.95%
    2012                                  944,449   0.96 to 1.02         967,529           0.31%  1.20% to 2.50%   14.23% to 16.25%
    2011                                  639,874   0.83 to 0.88         563,809           0.39%  1.20% to 2.50%   -5.22% to -3.55%
    2010                                  551,148   0.79 to 0.91         503,518           0.32%  1.20% to 2.50%   19.49% to 21.59%

PIMCO VIT GLB DIV ALL ADV CL
    2014                               36,960,899   1.07 to 1.09      40,321,539           6.06%  1.20% to 2.10%    2.58% to 4.39%
    2013 (c)                           10,798,585   1.04 to 1.05      11,284,615           7.12%  1.20% to 2.10%    3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
    2014                               62,187,031   0.98 to 1.04      64,764,833           1.04%  1.20% to 2.45%   -2.18% to -0.45%
    2013                               55,865,440   1.00 to 1.05      58,445,137           1.31%  1.20% to 2.50%   -3.13% to -1.42%
    2012                               35,586,911   1.03 to 1.06      37,768,230           1.79%  1.20% to 2.50%    2.66% to 4.48%
    2011                               21,831,704   0.99 to 1.02      22,175,603           1.57%  1.20% to 2.45%   -1.92% to -0.20%
    2010 (f)                            8,930,847   0.99 to 1.02       9,089,634           1.18%  1.20% to 2.45%    0.59% to 1.77%

PIMCO VIT TOTAL RETURN ADV CL
    2014                              150,517,076   1.06 to 1.14     171,456,699           2.14%  1.20% to 2.70%    1.15% to 2.94%
    2013                              132,608,027   1.05 to 1.11     146,752,783           2.17%  1.20% to 2.70%   -4.90% to -3.22%
    2012                               67,799,971   1.10 to 1.14      77,528,778           2.47%  1.20% to 2.70%    6.30% to 8.18%
    2011                               37,179,019   1.03 to 1.06      39,293,611           2.56%  1.20% to 2.70%    0.50% to 2.27%
    2010 (f)                           17,510,432   1.00 to 1.03      18,092,641           1.58%  1.20% to 2.45%    2.15% to 3.36%

PUTNAM VT EQUITY INCOME CL IB
    2014                                2,342,261   1.68 to 2.13       4,919,650           1.99%  1.20% to 2.20%   9.39% to 11.32%
    2013                                2,748,869   1.53 to 1.91       5,207,946           1.71%  1.20% to 2.20%   28.57% to 30.84%
    2012                                2,053,229   1.17 to 1.46       2,957,298           2.16%  1.20% to 2.30%   15.83% to 17.88%
    2011                                1,873,293   1.00 to 1.24       2,258,298           1.77%  1.20% to 2.30%   -1.04% to 0.71%
    2010                                1,779,712   0.68 to 1.23       2,125,639           1.91%  1.20% to 2.30%   9.33% to 11.26%

PUTNAM VT GROWTH AND INC CL IB
    2014                                4,018,082   1.63 to 2.08       8,290,582           0.88%  1.20% to 2.45%    7.51% to 9.41%
    2013                                1,980,017   1.51 to 1.90       3,700,048           1.15%  1.20% to 2.45%   31.74% to 34.06%
    2012                                  907,577   1.14 to 1.41       1,239,146           1.62%  1.20% to 2.45%   15.67% to 17.71%
    2011                                  909,266   0.98 to 1.20       1,043,398           1.30%  1.20% to 2.45%   -7.41% to -5.78%
    2010                                1,023,986   0.76 to 1.28       1,254,913           1.52%  1.20% to 2.45%   11.05% to 13.01%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
PUTNAM VT INTER EQ CL IB
    2014                                2,266,583   0.79 to 1.83       3,917,834           0.96%  1.20% to 2.70%   -9.49% to -7.89%
    2013                                2,612,806   0.87 to 1.98       4,930,194           1.49%  1.20% to 2.70%   24.35% to 26.54%
    2012                                3,157,120   0.70 to 1.57       4,726,792           2.23%  1.20% to 2.70%   18.36% to 20.46%
    2011                                3,595,873   0.59 to 1.30       4,483,286           3.46%  1.20% to 2.70%  -19.35% to -17.92%
    2010                                4,345,396   0.72 to 1.59       6,608,980           3.53%  1.20% to 2.70%    6.83% to 8.71%

PUTNAM VT MULTI-CAP GRO CL IB
    2014                                1,449,087   1.90 to 2.53       3,625,258           0.13%  1.20% to 2.10%   10.19% to 12.14%
    2013                                  353,379   1.66 to 2.26         768,937           0.48%  1.20% to 2.35%   32.48% to 34.81%
    2012                                  324,530   1.25 to 1.67         522,349           0.23%  1.20% to 2.35%   13.36% to 15.36%
    2011                                  368,643   1.09 to 1.45         510,718           0.25%  1.20% to 2.35%   -7.84% to -6.21%
    2010                                  269,361   0.91 to 1.55         393,105           0.33%  1.20% to 2.05%   16.08% to 18.13%

PUTNAM VT VOYAGER CL IB
    2014                                3,971,247   1.79 to 2.34       9,206,811           0.43%  1.20% to 2.45%    6.53% to 8.41%
    2013                                2,142,270   1.67 to 2.16       4,535,399           0.87%  1.20% to 2.45%   39.55% to 42.01%
    2012                                2,591,926   1.23 to 1.52       3,868,149           0.33%  1.20% to 2.00%   10.90% to 12.86%
    2011                                2,756,533   1.09 to 1.35       3,637,630           0.00%  1.20% to 2.05%  -20.23% to -18.83%
    2010                                1,520,611   1.07 to 1.66       2,401,335           1.00%  1.20% to 2.20%   17.29% to 19.36%

SFT ADVANTUS BOND CL 2
    2014                              122,294,915   1.10 to 5.12     193,902,325           0.00%  0.15% to 2.70%    3.20% to 6.13%
    2013                              123,439,047   1.05 to 4.83     188,394,921           0.00%  0.15% to 2.95%   -3.54% to -0.80%
    2012                              116,666,035   1.08 to 4.86     185,820,211           0.00%  0.15% to 2.95%    4.29% to 7.25%
    2011                              123,104,222   1.04 to 4.54     185,651,283           0.00%  0.15% to 2.95%    6.53% to 7.86%
    2010                              137,293,284   0.84 to 4.21     193,861,892           0.00%  0.15% to 2.95%    6.24% to 8.11%

SFT ADVANTUS INDEX 400 MC CL 2
    2014                               22,733,438   1.48 to 4.75      76,637,719           0.00%  0.15% to 2.95%    6.06% to 9.07%
    2013                               25,721,614   1.40 to 4.36      79,959,398           0.00%  0.15% to 2.95%   28.92% to 32.58%
    2012                               29,094,337   1.08 to 3.29      68,544,002           0.00%  0.15% to 2.95%   13.83% to 17.07%
    2011                               30,994,418   0.95 to 2.81      62,696,742           0.00%  0.15% to 2.95%   -5.10% to -2.41%
    2010                               32,561,978   1.00 to 2.88      68,004,218           0.00%  0.15% to 2.95%   22.27% to 24.43%

SFT ADVANTUS INDEX 500 CL 2
    2014                               48,755,932   1.32 to 9.73     181,518,328           0.00%  0.15% to 2.70%   9.84% to 12.96%
    2013                               50,255,635   1.20 to 8.62     169,024,269           0.00%  0.15% to 2.70%   27.88% to 31.51%
    2012                               47,360,200   1.06 to 6.55     128,781,432           0.00%  0.15% to 2.65%   12.06% to 15.25%
    2011                               51,633,033   0.93 to 5.68     121,561,386           0.00%  0.15% to 2.65%   -1.35% to 1.44%
    2010                               57,990,660   0.83 to 5.60     134,709,384           0.00%  0.15% to 2.65%   11.21% to 13.17%
                                       64,777,011   0.75 to 4.90     131,119,756           0.00%  0.15% to 2.65%   22.21% to 25.68%
SFT ADVANTUS INTL BOND CL 2
    2014                               51,586,760   1.38 to 2.79      91,906,893           0.00%  0.15% to 2.70%   -1.25% to 1.55%
    2013                               53,370,551   1.39 to 2.74      94,801,068           0.00%  0.15% to 2.95%   -2.98% to -0.23%
    2012                               49,041,835   1.42 to 2.75      89,932,944           0.00%  0.15% to 2.95%   12.81% to 16.02%
    2011                               48,013,724   1.26 to 2.37      77,525,751           0.00%  0.15% to 2.95%   -3.15% to -0.41%
    2010                               46,483,703   1.07 to 2.38      77,196,207           0.00%  0.15% to 2.95%   10.59% to 12.55%

SFT ADVANTUS MANAGED VOL
    2014                              115,228,324   1.11 to 1.14     131,044,394           0.00%  1.20% to 2.45%    4.98% to 6.83%
    2013 (c)                           49,719,645       1.06          52,930,577           0.00%  1.20% to 1.95%    5.22% to 6.46%

SFT ADVANTUS MONEY MARKET
    2014                               33,036,365   0.85 to 2.36      38,132,876           0.00%  0.15% to 2.70%   -2.91% to -0.15%
    2013                               33,237,413   0.87 to 2.36      39,432,534           0.00%  0.15% to 2.70%   -2.91% to -0.15%
    2012                               36,256,062   0.89 to 2.36      44,390,256           0.00%  0.15% to 2.95%   -2.92% to -0.15%
    2011                               42,378,889   0.91 to 2.37      53,238,712           0.00%  0.15% to 2.95%   -2.90% to -0.15%
    2010                               42,110,728   0.77 to 2.37      52,945,041           0.04%  0.15% to 2.95%   -2.91% to -1.20%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

                                                   AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE         TOTAL RETURN
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST         LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
SFT ADVANTUS MORTGAGE CL 2
    2014                               40,849,187   0.94 to 4.76      61,251,416           0.00%  0.15% to 2.70%    2.69% to 5.60%
    2013                               40,157,011   0.91 to 4.51      59,060,052           0.00%  0.15% to 2.70%   -4.83% to -2.12%
    2012                               34,733,069   0.96 to 4.60      56,007,270           0.00%  0.15% to 2.95%    0.47% to 3.33%
    2011                               38,393,703   0.94 to 4.46      61,244,089           0.00%  0.15% to 2.95%    3.64% to 6.57%
    2010                               44,591,072   0.79 to 4.18      66,859,188           0.00%  0.15% to 2.95%    3.65% to 5.48%

SFT ADVANTUS REAL ESTATE CL 2
    2014                               22,888,172   1.31 to 4.68      82,446,929           0.00%  0.15% to 2.70%   26.59% to 30.18%
    2013                               23,420,633   1.01 to 3.60      65,476,353           0.00%  0.15% to 2.95%   -1.79% to 1.00%
    2012                               20,836,995   0.03 to 3.58      58,910,326           0.00%  0.15% to 2.95%   14.47% to 17.72%
    2011                               21,720,712   0.90 to 3.08      52,758,375           0.00%  0.15% to 2.95%    2.36% to 5.26%
    2010                               23,884,459   0.78 to 2.97      55,834,052           0.00%  0.15% to 2.95%   25.17% to 27.38%

SFT IVY GROWTH
    2014 (a)                           82,944,079   1.27 to 7.35     224,075,624           0.00%  0.15% to 2.95%   10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
    2014 (a)                           19,748,439   1.25 to 4.48      51,323,384           0.00%  0.08% to 2.63%    6.66% to 8.69%

SFT PYRAMIS CORE EQUITY CL 2
    2014 (a)                           25,068,962   1.34 to 2.92      66,977,999           0.00%  0.03% to 2.58%   9.46% to 11.53%

SFT T. ROWE PRICE VALUE
    2014 (a)                           56,265,717   1.31 to 2.60     146,020,559           0.00%  1.17% to 2.92%    6.09% to 7.35%

TOPS MGD RISK BAL ETF CL 2
    2014                               20,422,030   1.07 to 1.11      22,633,674           0.97%  1.20% to 2.45%    0.06% to 1.83%
    2011                               19,382,940   1.07 to 1.09      21,096,098           0.98%  1.20% to 2.45%    4.79% to 6.64%
    2012 (d)                            7,120,925   1.01 to 1.02       7,267,326           0.12%  1.20% to 2.25%    0.87% to 2.06%

TOPS MGD RISK FLEX ETF CL 2
    2014                               34,958,247   1.03 to 1.04      36,414,844           0.10%  1.20% to 2.15%   -0.44% to 1.32%
    2013 (b)                            2,452,068       1.03           2,520,954           0.00%  1.20% to 1.85%    2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
    2014                               84,977,795   1.13 to 1.17      99,082,427           0.88%  1.20% to 2.25%   -1.63% to 0.10%
    2011                               71,329,381   1.14 to 1.16      83,081,940           1.30%  1.20% to 2.25%   12.59% to 14.57%
    2012 (d)                           10,397,862   1.01 to 1.02      10,570,257           0.10%  1.20% to 2.25%    0.48% to 1.66%

TOPS MGD RISK MOD GRO ETF CL 2
    2014                               29,123,275   1.12 to 1.15      33,506,104           1.04%  1.20% to 2.25%   -0.18% to 1.58%
    2011                               25,004,219   1.11 to 1.13      28,318,918           0.99%  1.20% to 2.25%   9.13% to 11.05%
    2012 (d)                            5,844,665   1.01 to 1.02       5,960,555           0.13%  1.20% to 2.25%    0.80% to 1.98%

----------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2014

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) Period from May 1, 2014 to December 31, 2014. During this period SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value waived expenses of $23,517, $54,269, and $29,085 respectively resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03% respectively.
(b) Period from October 4, 2013 to December 31, 2013.
(c) Period from May 1, 2013 to December 31, 2013.
(d) Period from May 1, 2012 to December 31, 2012.
(e) Period from April 29, 2011 to December 31, 2011.
(f) Period from April 30, 2010 to December 31, 2010.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2015, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2014, 2013 AND 2012

[KPMG LOGO]
                         KPMG LLP
                         4200 Wells Fargo Center
                         90 South Seventh Street
                         Minneapolis, MN 55402





                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2014, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
             International"), a Swiss entity.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014 in accordance with U.S. generally accepted accounting principles.

EMPHASIS OF MATTER

As discussed in note 4 to the consolidated financial statements, the Company adopted new accounting guidance for Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014. Our opinion is not modified with respect to this matter.

As discussed in note 2 to the consolidated financial statements, the merger of Balboa Life Insurance Company, Balboa Life Insurance Company of New York, and Cherokee National Life Insurance Company has been accounted for a transfer of net assets between entities under common control, which requires recording the transaction at historical cost, with amounts restated for all periods presented. Our opinion is not modified with respect to this matter.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and is not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP


Minneapolis, Minnesota
March 3, 2015

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2014 AND 2013
                                 (IN THOUSANDS)

ASSETS                                                                                           2014                   2013
                                                                                          ------------------     ------------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $11,239,878 and $10,801,411)       $     11,926,652       $     11,170,640
    Equity securities, at fair value (cost $364,775 and $336,108)                                   434,952                403,409
    Mortgage loans, net                                                                           1,935,983              1,760,316
    Finance receivables, net                                                                        279,343                261,519
    Policy loans                                                                                    380,603                356,696
    Alternative investments                                                                         536,921                495,219
    Fixed maturity securities on loan, at fair value
      (amortized cost $45,445 and $40,659)                                                           45,054                 40,662
    Equity securities on loan, at fair value (cost $2,190 and $1,403)                                 2,575                  1,656
    Derivative instruments                                                                          258,001                224,375
    Other invested assets                                                                            61,838                 45,730
                                                                                          ------------------     ------------------
      Total investments                                                                          15,861,922             14,760,222

    Cash and cash equivalents                                                                       376,520                294,688
    Securities held as collateral                                                                    29,398                 21,613
    Deferred policy acquisition costs                                                               940,090              1,040,678
    Accrued investment income                                                                       128,366                126,369
    Premiums and fees receivable                                                                    276,439                238,867
    Property and equipment, net                                                                      98,631                 92,799
    Income tax recoverable:
       Current                                                                                        5,779                      -
    Reinsurance recoverables                                                                      1,136,393              1,061,410
    Goodwill and intangible assets, net                                                             151,833                 53,772
    Other assets                                                                                    132,016                100,425
    Separate account assets                                                                      19,489,206             18,044,905
                                                                                          ------------------     ------------------
         Total assets                                                                      $     38,626,593       $     35,835,748
                                                                                          ==================     ==================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                                   $      8,859,315       $      8,368,493
    Future policy and contract benefits                                                           2,974,498              2,856,983
    Pending policy and contract claims                                                              530,640                465,888
    Other policyholder funds                                                                      1,222,729              1,096,356
    Policyholder dividends payable                                                                   27,560                 30,810
    Unearned premiums and fees                                                                      250,629                324,097
    Pension and other postretirement benefits                                                        17,322                  9,893
    Income tax liability:
       Current                                                                                            -                  2,286
       Deferred                                                                                     275,786                185,937
    Accrued commissions and expenses                                                                213,950                195,457
    Other liabilities                                                                               441,346                484,472
    Short-term debt                                                                                  50,000                 50,000
    Long-term debt                                                                                  393,000                318,000
    Securities lending collateral                                                                    30,467                 30,748
    Separate account liabilities                                                                 19,489,206             18,044,905
                                                                                          ------------------     ------------------
      Total liabilities                                                                          34,776,448             32,464,325
                                                                                          ------------------     ------------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                         5,000                  5,000
    Additional paid in capital                                                                      196,254                196,254
    Accumulated other comprehensive income (loss)                                                   335,810                269,516
    Retained earnings                                                                             3,281,476              2,900,653
                                                                                          ------------------     ------------------
    Total Minnesota Life Insurance Company and subsidiaries stockholder's equity                  3,818,540              3,371,423

    Noncontrolling interests                                                                         31,605                      -
                                                                                          ------------------     ------------------
         Total stockholder's equity                                                               3,850,145              3,371,423
                                                                                          ------------------     ------------------
            Total liabilities and stockholder's equity                                     $     38,626,593       $     35,835,748
                                                                                          ==================     ==================

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                                         2014           2013           2012
                                                                                   --------------  --------------  -------------
Revenues:

  Premiums                                                                          $  2,039,309    $  1,792,206    $ 1,671,304
  Policy and contract fees                                                               652,779         603,380        554,007
  Net investment income                                                                  664,299         639,833        630,288
  Net realized investment gains (losses)
    Other-than-temporary-impairments on fixed maturity securities                         (2,852)           (495)          (287)
    Other net realized investment gains (losses)                                         136,607         (36,159)        83,020
                                                                                   --------------  --------------  -------------
     Total net realized investment gains (losses)                                        133,755         (36,654)        82,733
  Finance charge income                                                                   85,855          77,112         70,851
  Commission income                                                                      152,983         126,486        118,651
  Other income                                                                            47,204          37,938         31,219
                                                                                   --------------  --------------  -------------
     Total revenues                                                                    3,776,184       3,240,301      3,159,053
                                                                                   --------------  --------------  -------------

Benefits and expenses:

  Policyholder benefits                                                                1,895,745       1,730,448      1,629,659
  Interest credited to policies and contracts                                            380,474         382,393        353,976
  General operating expenses                                                             656,590         599,487        579,471
  Commissions                                                                            378,368         323,229        255,637
  Administrative and sponsorship fees                                                     72,758          64,188         53,219
  Dividends to policyholders                                                               6,088           6,609          7,679
  Interest expense                                                                        10,321          10,143          9,821
  Amortization of deferred policy acquisition costs                                      216,753         187,834        183,108
  Capitalization of policy acquisition costs                                            (314,814)       (294,111)      (255,831)
                                                                                   --------------  --------------  -------------
     Total benefits and expenses                                                       3,302,283       3,010,220      2,816,739
                                                                                   --------------  --------------  -------------
      Income from operations before taxes                                                473,901         230,081        342,314

Income tax expense (benefit):
    Current                                                                              124,345         103,477         86,500
    Deferred                                                                              18,181         (45,163)        17,643
                                                                                   --------------  --------------  -------------
      Total income tax expense                                                           142,526          58,314        104,143
       Net income                                                                   $    331,375    $    171,767    $   238,171
                                                                                   ==============  ==============  =============



Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on securities arising during the period         $    308,292    $   (606,583)   $   279,930
  Unrealized gains (losses) on securities - other than temporary impairments              (2,955)         (8,352)        17,222
  Adjustment to deferred policy acquisition costs                                       (198,649)        246,061        (89,533)
  Adjustment to reserves                                                                 (19,585)        110,274        (44,051)
  Adjustment to unearned policy and contract fees                                        114,854         (99,756)         9,761
  Adjustment to pension and other retirement plans                                       (12,043)         10,149         (1,438)
                                                                                   --------------  --------------  -------------
   Other comprehensive income (loss), before tax                                         189,914        (348,207)       171,891
   Income tax benefit (expense) related to items of other comprehensive income           (66,472)        124,078        (61,313)
                                                                                   --------------  --------------  -------------
    Other comprehensive income (loss), net of tax                                        123,442        (224,129)       110,578
                                                                                   --------------  --------------  -------------
     Total comprehensive income (loss)                                              $    454,817    $    (52,362)   $   348,749
                                                                                   ==============  ==============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                 ACCUMULATED
                                                   ADDITIONAL       OTHER
                                       COMMON        PAID IN    COMPREHENSIVE     RETAINED      NONCONTROLLING        TOTAL
                                        STOCK        CAPITAL    INCOME (LOSS)     EARNINGS         INTERESTS          EQUITY
                                     -----------  ------------  -------------  --------------   --------------   ---------------
2012:
  Balance, beginning of year           $   5,000    $  179,522    $   381,951    $  2,490,864     $          -     $   3,057,337

  Cherokee National Life Insurance
   Company                                     -        16,732          1,116            (149)               -            17,699
                                     -----------  ------------  -------------  --------------   --------------   ---------------
    Restated beginning balance         $   5,000    $  196,254    $   383,067    $  2,490,715     $          -     $   3,075,036


    Comprehensive income:
     Net income                                -             -              -         238,171                -           238,171
     Other comprehensive income                -             -        110,578               -                -           110,578
                                                                                                                 ---------------
      Total comprehensive income                                                                                         348,749
                                     -----------  ------------  -------------  --------------   --------------   ---------------
  Balance, end of year                 $   5,000    $  196,254    $   493,645    $  2,728,886     $          -     $   3,423,785
                                     ===========  ============  =============  ==============   ==============   ===============

2013:
  Balance, beginning of year           $   5,000    $  196,254    $   493,645    $  2,728,886     $          -     $   3,423,785

    Comprehensive loss:
     Net income                                -             -              -         171,767                -           171,767
     Other comprehensive loss                  -             -       (224,129)              -                -          (224,129)
                                                                                                                 ---------------
      Total comprehensive loss                                                                                           (52,362)
                                     -----------  ------------  -------------  --------------   --------------   ---------------
Balance, end of year                   $   5,000    $  196,254    $   269,516    $  2,900,653     $          -     $   3,371,423
                                     ===========  ============  =============  ==============   ==============   ===============

2014:
  Balance, beginning of year           $   5,000    $  196,254    $   269,516    $  2,900,653     $          -     $   3,371,423

    Comprehensive income:
     Net income                                -             -              -         331,375                -           331,375
     Other comprehensive income                -             -        123,442               -                -           123,442
                                                                                                                 ---------------
      Total comprehensive income                                                                                         454,817

    Change in accounting principle             -             -        (57,148)         57,148                -                 -

    Dividends to stockholder                   -             -              -          (7,700)               -            (7,700)

    Change in equity of
     noncontrolling interests                  -             -              -               -           31,605            31,605

                                     -----------  ------------  -------------  --------------   --------------   ---------------
  Balance, end of year                 $   5,000    $  196,254    $   335,810    $  3,281,476     $     31,605     $   3,850,145
                                     ===========  ============  =============  ==============   ==============   ===============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

CASH FLOWS FROM OPERATING ACTIVITIES                                     2014                2013                2012
                                                                   ---------------     ---------------     ---------------
Net income                                                          $     331,375       $     171,767       $     238,171
Adjustments to reconcile net income to net cash
 provided by (used for) operating activities:
  Interest credited to annuity and insurance contracts                    266,191             281,102             273,272
  Fees deducted from policy and contract balances                        (451,583)           (413,537)           (394,499)
  Change in future policy benefits                                         56,105              11,152              65,510
  Change in other policyholder liabilities, net                           151,934             269,047             139,082
  Amortization of deferred policy acquisition costs                       216,753             187,834             183,108
  Capitalization of policy acquisition costs                             (314,814)           (294,111)           (255,831)
  Change in premiums and fees receivable                                  (34,508)            (36,707)            (20,388)
  Deferred tax provision                                                   18,181             (45,163)             17,643
  Change in income tax recoverables / liabilities - current                (8,065)             (5,171)            (30,155)
  Net realized investment losses (gains)                                 (133,755)             36,654             (82,733)
  Change in reinsurance recoverables                                      (74,983)            (35,137)            (67,335)
  Other, net                                                               31,161              88,807            (114,425)
                                                                   ---------------     ---------------     ---------------
            Net cash provided by (used for) operating activities           53,992             216,537             (48,580)
                                                                   ---------------     ---------------     ---------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities                                             2,255,590           2,150,401           2,511,988
  Equity securities                                                       256,730             131,008             118,434
  Alternative investments                                                 102,290             101,227              85,957
  Derivative instruments                                                  267,911             210,822             210,393
  Other invested assets                                                     1,416               1,758              11,970
Proceeds from maturities and repayments of:
  Fixed maturity securities                                             1,153,092           1,129,686             923,081
  Mortgage loans                                                          183,476             183,406             157,892
Purchases and originations of:
  Fixed maturity securities                                            (3,820,423)         (3,913,558)         (4,139,462)
  Equity securities                                                      (238,877)           (171,521)           (197,096)
  Mortgage loans                                                         (363,852)           (405,975)           (287,442)
  Alternative investments                                                 (98,578)            (69,464)            (91,969)
  Derivative instruments                                                 (218,739)           (179,294)           (259,027)
  Other invested assets                                                    (4,966)             (2,456)            (10,062)
Finance receivable originations or purchases                             (210,452)           (195,711)           (174,796)
Finance receivable principal payments                                     178,857             159,839             145,441
Securities in transit                                                     (22,235)              2,562             177,286
Other, net                                                               (209,112)           (155,249)           (100,781)
                                                                   ---------------     ---------------     ---------------
            Net cash used for investing activities                       (787,872)         (1,022,519)           (918,193)
                                                                   ---------------     ---------------     ---------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                    3,575,510           3,143,717           2,974,152
Withdrawals from annuity and insurance contracts                       (2,835,280)         (2,384,980)         (2,203,911)
Change in amounts drawn in excess of cash balances                         (5,440)             18,077               9,987
Proceeds from issuance of short-term debt                                 200,000             200,000              84,000
Payment on short-term debt                                               (200,000)           (200,000)            (84,000)
Proceeds from issuance of long-term debt                                   75,000              50,000             150,000
Payment on long-term debt                                                       -                   -              (2,000)
Dividends paid to stockholder                                              (7,700)                  -                   -
Other, net                                                                 13,622               4,433                (812)
                                                                   ---------------     ---------------     ---------------
            Net cash provided by financing activities                     815,712             831,247             927,416
                                                                   ---------------     ---------------     ---------------

Net increase (decrease) in cash and cash equivalents                       81,832              25,265             (39,357)
Cash and cash equivalents, beginning of year                              294,688             269,423             308,780
                                                                   ---------------     ---------------     ---------------
Cash and cash equivalents, end of year                              $     376,520       $     294,688       $     269,423
                                                                   ===============     ===============     ===============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

  The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

  Effective December 31, 2014, Balboa Life Insurance Company and Balboa Life Insurance Company of New York, both of which are subsidiaries, and Cherokee National Life Insurance Company, an affiliated entity, merged with and into Securian Life Insurance Company (Securian Life), also a subsidiary, with Securian Life as the surviving entity. The merger was accounted for as a transfer of net assets between entities under common control. Transfers of net assets or exchanges of equity between entities under common control are accounted for at historical value, and as if the transfer occurred when common control was established. In order to reflect the merger, the 2013 and 2012 balances and results of operations have been combined and restated, eliminating any additional inter-company transactions.

  The following tables presents the details of the impact of the merger on the financial statements:

                                                                                               DECEMBER 31, 2013
                                                                                       ----------------------------------
                                                                                        AS PREVIOUSLY      AS CURRENTLY
                                                                                           REPORTED          REPORTED
                                                                                       ---------------    ---------------
    Total assets                                                                        $  35,810,568      $  35,835,748
    Total liabilities                                                                      32,456,766         32,464,325
    Total stockholder's equity                                                              3,353,802          3,371,423

                                                          DECEMBER 31, 2013                     DECEMBER 31, 2012
                                                 ----------------------------------    ----------------------------------
                                                  AS PREVIOUSLY      AS CURRENTLY      AS PREVIOUSLY       AS CURRENTLY
                                                    REPORTED           REPORTED           REPORTED           REPORTED
                                                 --------------     ---------------    ---------------    ---------------
    Total revenues                                $  3,233,273       $   3,240,301      $   3,150,709      $   3,159,053
    Net income                                         171,216             171,767            238,092            238,171
    Total comprehensive income (loss)                  (52,142)            (52,362)           348,607            348,749


  The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
  Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:


                                                                          2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Individual Financial Security                                   $      708,394     $      669,677     $      629,501
    Financial Institution Group                                            494,066            405,272            397,461
    Group Insurance                                                      1,789,855          1,599,431          1,478,486
    Retirement                                                             506,396            390,239            458,900
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    3,498,711          3,064,619          2,964,348
    Subsidiaries and corporate product line                                277,473            175,682            194,705
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,776,184     $    3,240,301     $    3,159,053
                                                                    ===============    ===============    ===============

  The Company serves more than 13 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

  The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

  The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

  Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

  Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

  Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

  Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss). During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the periods presented.

    COMMISSION INCOME

  Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

  Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

  The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

  Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

  The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

  Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

  Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

  Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

  Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income (loss). Prior to January 1, 2014, changes in any undistributed amounts held by the investee were recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

  Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2014 and 2013, the Company had $1,828 and $4,560, respectively, of real estate held for sale.

  For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

  For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

  Policy loans are carried at the unpaid principal balance.

  Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

  A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

  The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $28,805 and $21,530 at December 31, 2014 and 2013, respectively.

  Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2014 and 2013 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2014 and 2013 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

  The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

  Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

  The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

    REALIZED AND UNREALIZED GAINS AND LOSSES

  Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

  An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

  For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

  For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

  The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

  For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

  The Company evaluates its alternative investments on a fund by fund basis for impairment using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate an impairment, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

  The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2014 or 2013.

  The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

  The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

  The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

    SEPARATE ACCOUNTS

  Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

  The Company periodically invests money in its separate accounts. At December 31, 2014 and 2013, the fair value of these investments included within equity securities on the consolidated balance sheets was $56,517 and $72,497, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

  The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 140 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

  Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

  The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income (loss) totaled $13, $11 and $9 for the years ended December 31, 2014, 2013 and 2012, respectively.

  The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

  It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

  The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

  Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

  TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

  The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

  For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

  For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

  For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2014 and 2013. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

  Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income
  (loss).

  DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
  (loss) on the consolidated statements of operations and comprehensive income
  (loss).

  The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

  The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                       2014               2013
                                                  ---------------    ---------------
    Balance at beginning of year                  $       25,212     $       13,962
    Capitalization                                         6,470             11,259
    Amortization and interest                             (4,424)            (1,189)
    Adjustment for unrealized gains (losses)                (937)             1,180
                                                  ---------------    ---------------
    Balance at end of year                        $       26,321     $       25,212
                                                  ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

  In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

  The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

  The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

  Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $59,798 and $53,491 as of December 31, 2014 and 2013, respectively, and amortized software expense of $20,197, $18,122 and $17,172 for the years ended December 31, 2014, 2013 and 2012, respectively.

    PROPERTY AND EQUIPMENT

  Property and equipment are carried at cost, net of accumulated depreciation of $140,112 and $144,360 at December 31, 2014 and 2013, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2014, 2013 and 2012, was $11,516, $10,097, and $9,826, respectively.

    REINSURANCE

  Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

  Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

  Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2014, the Company has assumed an average rate of investment yields ranging from 3.26% to 5.75%.

  Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

  Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

  Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

  Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2014 and 2013, the total participating business in force was $2,362,707 and $2,468,845, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% and 0.4% at December 31, 2014 and 2013, respectively.

    INCOME TAXES

  The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

  The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

  The following is a description of certain significant risks facing the
  Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

  Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

  Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

    Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

    Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

    Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

    The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners
    (NAIC).

    The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

    The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

  Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

  As of December 31, 2014, approximately 98.6% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

  The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

  As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

  Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

  Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

  Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

  Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

  Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

    INFORMATION SYSTEMS RISK:

  Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

(4) NEW ACCOUNTING PRONOUNCEMENTS

  In November 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-17, Business Combinations (Topic 805): Pushdown Accounting a consensus of the FASB Emerging Issues Task Force, which provides an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. ASU 2014-17 was effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event. The Company had no material impact to its consolidated results of operations or financial position as a result of the adoption of ASU 2014-17.

  In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic
  860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. ASU 2014-11 is effective prospectively for the annual reporting period beginning January 1, 2015. The Company is currently evaluating the impact of this new guidance and does not expect the adoption of ASU 2014-11 to have a material effect to its consolidated results of operations or financial position.

  In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. The new guidance is effective January 1, 2017 and early adoption is not permitted. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or
  (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

  In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income (loss) to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss).

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

  The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2014 and 2013. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

  The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

  Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                DECEMBER 31, 2014
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    230,252     $          -      $          -      $    230,252
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          548,638                 -           548,638
      Foreign government securities                                -           38,966                 -            38,966
      Corporate securities                                         -        6,366,958           913,393         7,280,351
      Asset-backed securities                                      -          343,360            38,724           382,084
      Commercial mortgage-backed securities (CMBS)                 -        1,088,933                 -         1,088,933
      Residential mortgage-backed securities (RMBS)                -        2,357,296               132         2,357,428
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            230,252       10,744,151           952,249        11,926,652
    Equity securities, available-for-sale                    393,716           41,066               170           434,952
    Fixed maturity securities on loan:
      U.S. government securities                               1,648                -                 -             1,648
      Corporate securities                                         -           43,406                 -            43,406
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan                1,648           43,406                 -            45,054
    Equity securities on loan                                  2,575                -                 -             2,575
    Derivative instruments:
      TBA derivative instruments                                   -           29,115                 -            29,115
      Other derivative instruments                                10          228,876                 -           228,886
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                              10          257,991                 -           258,001
                                                        -------------    --------------    -------------     -------------
             Total investments                               628,201       11,086,614           952,419        12,667,234
    Cash equivalents                                         291,356                -                 -           291,356
    Securities held as collateral                             23,805            5,593                 -            29,398
    Separate account assets                                3,279,626       16,208,458             1,122        19,489,206
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  4,222,988     $ 27,300,665      $    953,541      $ 32,477,194
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    149,594      $    149,594
    Future policy and contract benefits (1)                        -                -            41,909            41,909
    Derivative instruments (2)                                    27           39,547                 -            39,574
    Securities lending collateral                             23,805            6,662                 -            30,467
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $     23,832     $     46,209      $    191,503      $    261,544
                                                        =============    ==============    =============     =============

   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

  The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):


                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    352,415     $          -      $          -      $    352,415
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          359,396             1,468           360,864
      Foreign government securities                                -           48,422                 -            48,422
      Corporate securities                                         -        5,925,353           937,909         6,863,262
      Asset-backed securities                                      -          310,046           140,060           450,106
      CMBS                                                         -        1,136,127            14,520         1,150,647
      RMBS                                                         -        1,944,637               287         1,944,924
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            352,415        9,723,981         1,094,244        11,170,640
    Equity securities, available-for-sale                    403,213                -               196           403,409
    Fixed maturity securities on loan:
      U.S. government securities                              13,627                -                 -            13,627
      Corporate securities                                         -           24,026                 -            24,026
      Asset-backed securities                                      -                -             3,009             3,009
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan               13,627           24,026             3,009            40,662
    Equity securities on loan                                  1,656                -                 -             1,656
    Derivative instruments:
      TBA derivative instruments                                   -           28,703                 -            28,703
      Other derivative instruments                                 9          195,663                 -           195,672
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                               9          224,366                 -           224,375
                                                        -------------    --------------    -------------     -------------
             Total investments                               770,920        9,972,373         1,097,449        11,840,742
    Cash equivalents                                         220,714               50                 -           220,764
    Securities held as collateral                              3,728           17,885                 -            21,613
    Separate account assets                                2,860,719       15,179,921             4,265        18,044,905
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  3,856,081     $ 25,170,229      $  1,101,714      $ 30,128,024
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    125,087      $    125,087
    Future policy and contract benefits (1)                        -                -             (853)             (853)
    Derivative instruments (2)                                     9          101,197                 -           101,206
    Securities lending collateral                              3,728           27,020                 -            30,748
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $      3,737     $    128,217      $    124,234      $    256,188
                                                        =============    ==============    =============     =============

   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value. The fair value of the minimum guaranteed withdrawal benefits embedded derivatives was a net asset and the amount was reported as a contra liability.

   (2) Included in other liabilities on the consolidated balance sheets.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

  When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

  When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

  Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

  For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

  The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

  Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

  The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

  Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    SEPARATE ACCOUNT ASSETS

  Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

  Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

  The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

  Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

  These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

  The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------
                                                                           TRANSFERS    TRANSFERS     PURCHASES,
                               BALANCE AT       NET           OTHER          IN TO       OUT OF       SALES AND     BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     LEVEL 3      LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)       INCOME (LOSS)       (2)          (2)          NET (3)        YEAR
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
 Fixed maturity securities,
   available-for sale:
    Agencies not backed by
     the full faith and
     credit of the U.S.
     government               $    1,468     $      -      $     (23)      $     -      $   (445)     $   (1,000)    $        -
    Corporate securities         937,909        1,034         17,164             -       (22,869)        (19,845)       913,393
    Asset-backed securities      140,060          874         (2,861)            -       (55,334)        (44,015)        38,724
    CMBS                          14,520            -              -             -       (14,520)              -              -
    RMBS                             287           76            (97)           33             -            (167)           132
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
     Total fixed maturity
      securities,
      available-for-sale       1,094,244        1,984         14,183            33       (93,168)        (65,027)       952,249
 Equity securities,
    available-for-sale               196            -            (35)            -             -               9            170
 Fixed maturity
 securities,
   on loan:
    Asset-backed securities        3,009            -              -             -        (3,009)              -              -
 Separate account assets           4,265            -           (859)          150        (3,011)            577          1,122
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
        Total financial
         assets               $1,101,714     $  1,984      $  13,289       $   183      $(99,188)     $  (64,441)    $  953,541
                              ===========   ==========    =============   ==========    =========    ============   ===========

   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES           SETTLEMENTS          NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government                $           -      $          -       $     (1,000)     $     (1,000)
     Corporate securities                                111,654           (34,928)           (96,571)          (19,845)
     Asset-backed securities                                   -            (4,151)           (39,864)          (44,015)
     RMBS                                                      -                 -               (167)             (167)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
        available-for-sale                               111,654           (39,079)          (137,602)          (65,027)
   Equity securities, available-for-sale                       9                 -                  -                 9
   Separate account assets                                 1,032              (424)               (31)              577
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                   $     112,695      $    (39,503)      $   (137,633)     $    (64,441)
                                                  ===============    ==============     ==============    ==============

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------
                                                                           TRANSFERS    TRANSFERS     PURCHASES,
                               BALANCE AT       NET           OTHER          IN TO       OUT OF       SALES AND     BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     LEVEL 3      LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)       INCOME (LOSS)       (2)          (2)          NET (3)        YEAR
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
 Fixed maturity securities,
  available-for sale:
    Agencies not backed by
     the full faith and
     credit of the U.S.
     government               $    4,648     $      -      $     (130)     $      -     $      -      $   (3,050)    $    1,468
    Corporate securities       1,070,286            -         (54,273)            -      (26,503)        (51,601)       937,909
    Asset-backed securities      147,988        3,708         (10,900)        3,801            -          (4,537)       140,060
    CMBS                          17,809        1,902             957             -            -          (6,148)        14,520
    RMBS                           2,647          286            (238)            -            -          (2,408)           287
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
     Total fixed maturity
      securities,
      available-for-sale       1,243,378        5,896         (64,584)        3,801      (26,503)        (67,744)     1,094,244
 Equity securities,
  available-for-sale                 188            1               8             -            -              (1)           196
 Fixed maturity securities,
  on loan:
    Asset-backed securities        7,717           44            (216)            -            -          (4,536)         3,009
 Separate account assets             446            -           1,076           208            -           2,535          4,265
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
        Total financial
         assets               $1,251,729     $  5,941      $  (63,716)     $  4,009     $(26,503)     $  (69,746)    $1,101,714
                              ===========   ==========    =============   ==========    =========    ============   ===========


   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2013:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES          SETTLEMENTS           NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government                $        450       $         -       $     (3,500)      $    (3,050)
     Corporate securities                                31,095                 -            (82,696)          (51,601)
     Asset-backed securities                             37,646           (11,849)           (30,334)           (4,537)
     CMBS                                                     -            (3,242)            (2,906)           (6,148)
     RMBS                                                     -            (2,303)              (105)           (2,408)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
       available-for-sale                                69,191           (17,394)          (119,541)          (67,744)
   Equity securities, available-for-sale                      -                (1)                 -                (1)
   Fixed maturity securities, on loan:
     Asset-backed securities                              4,036              (855)            (7,717)           (4,536)
   Separate account assets                                2,954              (316)              (103)            2,535
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                   $     76,181       $   (18,566)       $  (127,361)      $   (69,746)
                                                  ===============    ==============     ==============    ==============

  Transfers of securities among the levels occur at the beginning of the reporting period.

  There were no transfers between Level 1 and Level 2 for the years ended December 31, 2014 and 2013.

  There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2014 and 2013.

  The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------

                               BALANCE AT       NET           OTHER       TRANSFERS     TRANSFERS                  BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     IN TO        OUT OF                      END OF
                                OF YEAR         (1)       INCOME (LOSS)     LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
   Policy and contract
      account balances        $  125,087     $  24,507     $        -      $    -       $      -      $       -      $ 149,594
   Future policy and
   contract
      benefits                      (853)       42,816              -           -              -            (54)        41,909
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
       Total financial
        liabilities           $  124,234     $  67,323     $        -      $    -        $     -      $     (54)     $ 191,503
                              ===========   ==========    =============   ==========    =========    ============   ===========

   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------

                               BALANCE AT       NET           OTHER       TRANSFERS     TRANSFERS                  BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     IN TO        OUT OF                      END OF
                                OF YEAR         (1)       INCOME (LOSS)     LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
   Policy and contract
      account balances        $   58,942     $  66,145     $        -      $     -      $      -      $       -      $ 125,087
   Future policy and
      contract benefits           60,284       (60,981)             -            -             -           (156)          (853)
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
       Total financial
        liabilities           $  119,226     $   5,164     $        -      $     -      $      -      $    (156)     $ 124,234
                              ===========   ==========    =============   ==========    ==========   ===========   ===========


   (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

  The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(67,845), of which $(43,145) was included in net realized investment gains (losses) and $(24,700) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2013 was $(7,185), of which $59,090 was included in net realized investment gains (losses) and $(66,275) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

  The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2014:

                                                                                                              RANGE
        LEVEL 3 INSTRUMENT         FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------

   Fixed maturity securities,
     available-for-sale:

                                                                               Yield/spread to           52 bps - 226 bps
      Corporate securities        $  912,698       Discounted cash flow        U.S. Treasuries (1)          (133 bps)

                                                                               Yield/spread to           83 bps - 581 bps
      Asset-backed securities         37,413       Discounted cash flow        U.S. Treasuries (1)          (173 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/       Mortality rates (2)      Annuity 2000 table
        account balances          $  149,594      Option pricing techniques    Lapse rates (3)               0% to 16%
                                                                               Market volatility (6)         0% to 30%


                                                                                                            1983a and
      Future policy and                            Discounted cash flow/       Mortality rates (2)      annuity 2000 table
        contract benefits             41,909      Option pricing techniques    Lapse rates (3)               0% to  15%
                                                                               Utilization rates (4)         0% to 100%
                                                                               Withdrawal rates (5)          0% to   7%
                                                                               Market volatility (6)         0% to  20%
                                                                               Nonperformance
                                                                                 risk spread (7)                0.2%


   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

  The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2013:

                                                                                                              RANGE
       LEVEL 3 INSTRUMENT         FAIR VALUE        VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------

   Fixed maturity securities,
     available-for-sale:

      Agencies not backed by
       the full faith and
       credit of the U.S.                                                     Yield/spread to
       government                  $   1,024       Discounted cash flow       U.S. Treasuries (1)            57 bps

                                                                              Yield/spread to           47 bps - 366 bps
      Corporate securities           935,202       Discounted cash flow       U.S. Treasuries (1)          (165 bps)

                                                                              Yield/spread to           47 bps - 792 bps
      Asset-backed securities         72,615       Discounted cash flow       U.S. Treasuries (1)          (204 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/      Mortality rates (2)       Annuity 2000 table
       account balances            $ 125,087      Option pricing techniques   Lapse rates (3)               0% to 16%
                                                                              Market volatility (6)         0% to 20%

                                                                                                             1983a and
      Future policy and                            Discounted cash flow/      Mortality rates (2)       annuity 2000 table
       contract benefits                (853)     Option pricing techniques   Lapse rates (3)               0% to  15%
                                                                              Utilization rates (4)         0% to 100%
                                                                              Withdrawal rates (5)          0% to   7%
                                                                              Market volatility (6)         0% to  20%
                                                                              Nonperformance
                                                                                risk spread (7)                0.2%


   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

  Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

  The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

  For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

  For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

  For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

  The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:

                                                                                DECEMBER 31, 2014
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------

    Mortgage loans                                      $          -     $          -      $      5,300      $      5,300
    Other invested assets:
      Real estate held for sale                                    -                -             1,828             1,828
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      7,128      $      7,128
                                                        =============    ==============    =============     =============


                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Other invested assets:
      Real estate held for sale                         $          -     $          -      $      4,560      $      4,560
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      4,560      $      4,560
                                                        =============    ==============    =============     =============

  Mortgage loans represent loans that are held for sale. Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair values are obtained from third-party and/or internal appraisals less estimated costs to sell. The estimated fair values are categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

  The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

  The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                         DECEMBER 31, 2014
                                      ------------------------------------------------------------------------------------
                                        CARRYING                                      FAIR
                                          VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                           TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,930,683      $          -      $          -     $  2,022,665      $  2,022,665
       Policy loans                        380,603                 -                 -          450,398           450,398

    Liabilities:
       Deferred annuities             $  2,213,072      $          -      $          -     $  2,347,583      $  2,347,583
       Annuity certain contracts            74,866                 -                 -           79,223            79,223
       Other fund deposits               1,965,138                 -                 -        1,962,082         1,962,082
       Supplementary contracts
         without life contingencies         89,997                 -                 -           89,997            89,997
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      393,000                 -                 -          395,434           395,434
       Separate account liabilities     12,659,745         3,279,626         9,378,997            1,122        12,659,745


                                                                        DECEMBER 31, 2013
                                      ------------------------------------------------------------------------------------
                                         CARRYING                                      FAIR
                                           VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                           TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,760,316      $          -      $          -     $  1,768,515      $  1,768,515
       Policy loans                        356,696                 -                 -          410,567           410,567

    Liabilities:
       Deferred annuities             $  2,464,519      $          -      $          -     $  2,559,824      $  2,559,824
       Annuity certain contracts            78,251                 -                 -           82,937            82,937
       Other fund deposits               1,954,808                 -                 -        1,950,305         1,950,305
       Supplementary contracts
         without life contingencies         76,613                 -                 -           76,613            76,613
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      318,000                 -                 -          320,311           320,311
       Separate account liabilities     11,738,365         2,860,719         8,873,381            4,265        11,738,365

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

  Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

  The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2014 and 2013 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

  The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

  The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

  Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

  The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

  The carrying value of the Company's fixed maturity portfolio totaled $11,971,706 and $11,211,302 at December 31, 2014 and 2013, respectively. Fixed maturity securities represent 75.5% and 76.0% of total invested assets at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, publicly traded fixed maturity securities comprised 80.5% and 79.3%, respectively, of the total fixed maturity portfolio.

  The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

  The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

  The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,285,683 and $1,834,903 agency backed RMBS and $71,745 and $110,021 non-agency backed RMBS as of December 31, 2014 and 2013, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2014 was $8,405 with unrealized losses totaling $72. The fair value of the Company's subprime securities as of December 31, 2013 was $24,772 with unrealized losses totaling $372.

  The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

  The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $437,527 and $405,065 as of December 31, 2014 and 2013, respectively.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                 GROSS           GROSS
                                               AMORTIZED      UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2014                            COST            GAINS           LOSSES          AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   205,029     $    25,756      $        533     $         -      $    230,252
    Agencies not backed by the full faith
     and credit of the U.S. government           526,255           24,721            2,338               -           548,638
    Foreign government securities                 33,795            5,171                -               -            38,966
    Corporate securities                       6,849,148          454,572           25,776          (2,407)        7,280,351
    Asset-backed securities                      360,701           21,891            1,026            (518)          382,084
    CMBS                                       1,042,703           43,396            2,642          (5,476)        1,088,933
    RMBS                                       2,222,247          137,494              947           1,366         2,357,428
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 11,239,878          713,001           33,262          (7,035)       11,926,652
    Equity securities - unaffiliated             364,775           74,833            4,656               -           434,952
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,604,653     $    787,834     $     37,918     $    (7,035)     $ 12,361,604
                                             ============    =============    =============    ============    =============


   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                 GROSS            GROSS
                                              AMORTIZED       UNREALIZED        UNREALIZED       OTTI IN
    DECEMBER 31, 2013                            COST            GAINS            LOSSES         AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   337,016     $    21,670      $      6,271     $         -     $     352,415
    Agencies not backed by the full faith
     and credit of the U.S. government           382,903            4,345           26,384               -           360,864
    Foreign government securities                 44,558            3,864                -               -            48,422
    Corporate securities                       6,559,136          393,095           92,906          (3,937)        6,863,262
    Asset-backed securities                      432,732           20,601            4,530          (1,303)          450,106
    CMBS                                       1,137,902           34,851           30,580          (8,474)        1,150,647
    RMBS                                       1,907,164           63,297           21,813           3,724         1,944,924
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 10,801,411          541,723          182,484          (9,990)       11,170,640
    Equity securities - unaffiliated             336,108           73,038            5,737               -           403,409
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,137,519     $    614,761      $    188,221    $    (9,990)    $  11,574,049
                                             ============    =============    =============    ============    =============

   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                GROSS            GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2014                            COST            GAINS           LOSSES            AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $     1,653     $         -      $          5     $         -     $      1,648
    Corporate securities                          43,792            1,606            1,992               -           43,406
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           45,445            1,606            1,997               -           45,054
    Equity securities - unaffiliated               2,190              467               82               -            2,575
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    47,635     $     2,073      $      2,079     $         -     $     47,629
                                             ============    =============    =============    ============    =============

                                                                 GROSS           GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2013                            COST            GAINS           LOSSES            AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $    13,829     $         -      $        202     $         -     $     13,627
    Corporate securities                          23,806            1,090              870               -           24,026
    Asset-backed securities                        3,024               -                15               -            3,009
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           40,659            1,090            1,087               -           40,662
    Equity securities - unaffiliated               1,403              253                -               -            1,656
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    42,062     $     1,343      $      1,087     $         -     $     42,318
                                             ============    =============    =============    ============    =============

  The amortized cost and fair value of fixed maturity securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                  AVAILABLE-FOR-SALE
                                                           AVAILABLE-FOR-SALE                     SECURITIES ON LOAN
                                                    ----------------------------------    -----------------------------------
                                                       AMORTIZED             FAIR            AMORTIZED              FAIR
                                                          COST              VALUE               COST               VALUE
                                                    ---------------    ---------------    ---------------     ---------------
    Due in one year or less                         $      362,519     $      370,091     $            -      $            -
    Due after one year through five years                2,004,726          2,181,112                  -                   -
    Due after five years through ten years               3,368,010          3,556,836             45,445              45,054
    Due after ten years                                  1,878,972          1,990,168                  -                   -
                                                    ---------------    ---------------    ---------------     ---------------
                                                         7,614,227          8,098,207             45,445              45,054
    Asset-backed and mortgage-backed
       securities                                        3,625,651          3,828,445                  -                   -
                                                    ---------------    ---------------    ---------------     ---------------
         Total                                      $   11,239,878     $   11,926,652     $       45,445      $       45,054
                                                    ===============    ===============    ===============     ===============

  The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                 DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                          AMORTIZED         LOSSES AND
                                                       FAIR VALUE           COST           OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------

    U.S. government securities                      $       17,036     $       17,131     $           95                   7
    Agencies not backed by the full faith and
       credit of the U.S. government                        14,406             14,488                 82                   4
    Corporate securities                                   539,310            556,186             16,876                 182
    Asset-backed securities                                 21,379             21,600                221                   6
    CMBS                                                    18,297             18,417                120                   4
    RMBS                                                     1,924              1,929                  5                   3
    Equity securities - unaffiliated                        56,943             60,325              3,382                  66

                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $       14,295     $       14,733     $          438                  13
    Agencies not backed by the full faith and
       credit of the U.S. government                        66,767             69,023              2,256                  10
    Corporate securities                                   248,496            257,396              8,900                  66
    Asset-backed securities                                 28,575             29,380                805                   5
    CMBS                                                   162,425            164,984              2,559                  18
    RMBS                                                    67,919             72,168              4,249                  39
    Equity securities - unaffiliated                        10,301             11,575              1,274                   9

  The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $      215,353     $      221,319     $        5,966                  38
    Agencies not backed by the full faith and
       credit of the U.S. government                       220,771            242,801             22,030                  45
    Corporate securities                                 1,320,608          1,397,899             77,291                 308
    Asset-backed securities                                100,801            105,021              4,220                  28
    CMBS                                                   441,094            467,416             26,322                  47
    RMBS                                                   760,756            782,389             21,633                 127
    Equity securities - unaffiliated                        65,183             70,860              5,677                  66


                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL        SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $        2,931     $        3,236     $          305                   1
    Agencies not backed by the full faith and
       credit of the U.S. government                        13,006             17,360              4,354                   2
    Corporate securities                                    98,469            114,084             15,615                  22
    Asset-backed securities                                  2,794              3,107                310                   1
    CMBS                                                    38,646             43,302              4,656                  11
    RMBS                                                    43,150             50,587              7,437                  27
    Equity securities - unaffiliated                         2,097              2,157                 60                   4

  The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------

    U.S. government securities                      $        1,648     $        1,653     $            5                   1
    Corporate securities                                     6,213              6,552                339                   2
    Equity securities - unaffiliated                           912                994                 82                   1


                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL        SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $            -     $            -     $            -                   -
    Corporate securities                                    13,531             15,184              1,653                   1
    Equity securities - unaffiliated                             -                  -                  -                   -

                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE      AMORTIZED COST      OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $       13,627     $       13,829     $          202                   3
    Corporate securities                                    10,684             11,554                870                   2
    Asset-backed securities                                  3,009              3,024                 15                   1


                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $            -     $            -     $            -                   -
    Corporate securities                                         -                  -                  -                   -
    Asset-backed securities                                      -                  -                  -                   -


  For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2014, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

  The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2014.

  U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

  Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

  Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

  Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

  The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2014, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

  The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2014, 97.0% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2014, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 53.8% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

  Equity securities with unrealized losses at December 31, 2014 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

  At December 31, 2014 and 2013, fixed maturity securities and cash equivalents with a carrying value of $28,442 and $27,734, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

  The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,935,983 and $1,760,316 at December 31, 2014 and 2013, respectively.

  All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

  During 2014, the Company began a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $18,500 were sold during 2014.

  The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                         2014               2013
                                    ---------------    ---------------
    Industrial                      $      769,224     $      702,020
    Office buildings                       368,498            384,787
    Retail facilities                      396,530            368,865
    Apartment                              251,567            196,878
    Other                                  150,164            107,766
                                    ---------------    ---------------
         Total                      $    1,935,983     $    1,760,316
                                    ===============    ===============

  If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

  A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

  The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                          2014                2013               2012
                                                                    ---------------     ---------------    ---------------

    Balance at beginning of year                                    $        4,677      $        3,800     $        4,130
          Addition to (release of) allowance                                (2,407)                877               (330)
          Write-downs, net of recoveries                                        -                   -                  -
                                                                    ---------------     ---------------    ---------------
    Balance at end of year                                          $        2,270      $        4,677     $        3,800
                                                                    ===============     ===============    ===============

    End of year valuation allowance basis:
          Specific allowance                                        $        1,221      $        3,094     $        1,221
          General allowance                                                  1,049               1,583              2,579
                                                                    ---------------     ---------------    ---------------
    Total valuation allowance                                       $        2,270      $        4,677     $        3,800
                                                                    ===============     ===============    ===============

  As of December 31, 2014, the Company had two loans with a total carrying value of $10,431, net of a $1,221 specific valuation allowance. As of December 31, 2014, The Company had four loans with a total carrying value of $8,684, net of a $1,049 general valuation allowance. The two loans having a specific valuation allowance were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2014 was $749. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2014. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2014.

  As of December 31, 2013, the Company had three loans with a total carrying value of $17,974, net of a $3,094 specific valuation allowance. As of December 31, 2013, The Company had seven loans with a total carrying value of $18,574, net of a $1,583 general valuation allowance. The three loans having a specific valuation allowance were held in the office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2013 was $1,188. In addition, two of the loans that had a specific valuation allowance were modified in a troubled debt restructuring and one was in the process of foreclosure. There were no troubled debt restructurings that subsequently defaulted during 2013.

  As of December 31, 2014, the Company had no delinquent mortgage loans.

  The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

  The following table provides a summary of performing and nonperforming mortgage loans as of December 31:


                                                2014               2013
                                          ---------------    ---------------
    Performing mortgage loans             $    1,935,983     $    1,753,116
    Nonperforming mortgage loans                       -              7,200
                                          ---------------    ---------------
         Total                            $    1,935,983     $    1,760,316
                                          ===============    ===============

  The one loan classified as a nonperforming mortgage loan at December 31, 2013 was held in the office buildings class.

  Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

  The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                           2014            2013           2012
                                                                     --------------- --------------- --------------
    Number of properties acquired                                                 1              -              2
    Carrying value of mortgage loans prior to real estate
       acquisition                                                   $        7,500    $         -     $    8,420
    Loss recognized upon acquisition in satisfaction of debt                      -              -              -


    ALTERNATIVE INVESTMENTS

  Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

  The Company's composition of alternative investments by type were as follows:

                                                            December 31, 2014                     December 31, 2013
                                                    ----------------------------------    ----------------------------------
                                                       Carrying           Percent            Carrying            Percent
                                                        value             of total            value              of total
                                                    ---------------    ---------------    ---------------     ---------------
    Alternative investments
        Private equity funds                        $      332,163              61.9%     $      289,908               58.5%
        Mezzanine debt funds                               203,413              37.9%            203,391               41.1%
        Hedge funds                                          1,345               0.2%              1,920                0.4%
                                                    ---------------    ---------------    ---------------     ---------------
             Total alternative investments          $      536,921             100.0%     $      495,219              100.0%
                                                    ===============    ===============    ===============     ===============

    NET INVESTMENT INCOME

  Net investment income for the years ended December 31 was as follows:


                                         2014               2013               2012
                                   ---------------    ---------------    ---------------

    Fixed maturity securities      $      527,106     $      514,933     $      514,936
    Equity securities                      14,411             12,418              9,493
    Mortgage loans                        100,289             93,430             88,753
    Policy loans                           24,614             24,121             24,513
    Cash equivalents                           27                 38                 11
    Alternative investments                20,648             16,036             11,548
    Derivative instruments                    (60)              (217)                23
    Other invested assets                   1,843              1,656              2,552
                                   ---------------    ---------------    ---------------
       Gross investment income            688,878            662,415            651,829
    Investment expenses                   (24,579)           (22,582)           (21,541)
                                   ---------------    ---------------    ---------------
       Total                       $      664,299     $      639,833     $      630,288
                                   ===============    ===============    ===============

    NET REALIZED INVESTMENT GAINS (LOSSES)

  Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                  2014               2013               2012
                                            ---------------    ---------------    ---------------
    Fixed maturity securities               $       22,943     $       (1,302)    $       37,116
    Equity securities                               38,770             19,860             10,741
    Mortgage loans                                  (2,753)              (762)               215
    Alternative investments                         43,718             16,843             26,249
    Derivative instruments                          14,086            (71,487)             9,015
    Other invested assets                              (95)              (407)              (723)
    Securities held as collateral                   17,086                601                120
                                            ---------------    ---------------    ---------------
         Total                              $      133,755     $     (36,654)     $       82,733
                                            ===============    ===============    ===============

  Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Fixed maturity securities, available-for-sale:
          Gross realized gains                                      $       39,432     $       32,258     $       44,459
          Gross realized losses                                            (13,637)           (33,065)            (7,056)
    Equity securities:
          Gross realized gains                                              44,030             22,890             14,682
          Gross realized losses                                             (5,254)            (2,893)            (3,228)
    Alternative investments:
          Gross realized gains                                              39,882             24,320             34,479
          Gross realized losses                                               (960)              (457)               (87)

  Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                          2014              2013               2012
                                                                     ---------------    --------------     --------------
    Fixed maturity securities
        Corporate securities                                         $        2,852     $         495      $           -
        RMBS                                                                      -                 -                287
    Mortgage loans                                                            6,183                 -                115
    Equity securities                                                             6               137                713
    Alternative investments                                                       -             7,020              8,143
    Other invested assets                                                         -               500                650
                                                                     ---------------    --------------     --------------
         Total other-than-temporary impairments                      $        9,041     $       8,152      $       9,908
                                                                     ===============    ==============     ==============

  The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Balance at beginning of year                                    $       26,964     $       26,670     $       44,908
    Additions:
          Initial impairments - credit loss OTTI recognized on
             securities not previously impaired                              2,852                495                  -
          Additional impairments - credit loss OTTI recognized
             on securities previously impaired                                   -                  -                287
    Reductions:
      Due to sales (or maturities, pay downs, or prepayments)
             during the period of securities previously credit
             loss OTTI impaired                                            (12,380)              (201)           (18,525)
                                                                    ---------------    ---------------    ---------------
    Balance at end of year                                          $       17,436     $       26,964     $       26,670
                                                                    ===============    ===============    ===============


(7) DERIVATIVE INSTRUMENTS

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

  Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                   DECEMBER 31, 2014                          DECEMBER 31, 2013
                                         ---------------------------------------    ---------------------------------------
                                                              FAIR VALUE                                 FAIR VALUE
                                                       -------------------------                  -------------------------
       PRELIMINARY
     UNDERLYING RISK                      NOTIONAL                   LIABILITIES     NOTIONAL                   LIABILITIES
        EXPOSURE        INSTRUMENT TYPE    AMOUNT         ASSETS         (1)          AMOUNT         ASSETS         (1)
    ------------------ ----------------- ----------    -----------   -----------    ----------    -----------   -----------
    Interest rate      Interest rate
                          swaps          $  496,500     $   26,675    $     669     $  456,500     $   10,999     $  41,162
                       Interest rate
                          swaptions         285,000          8,860            -        285,000          5,322             -
                       Interest rate
                          futures           407,000              8            8        406,950              7             7
                       Interest rate
                          caps              100,000            534            -        100,000          2,844             -
                       Interest rate
                          floors                  -              -            -        160,000            789             -
                       TBAs                  27,905         29,115            -         28,640         28,703             -
    Foreign currency   Foreign currency
                          swaps              17,000          5,295            -         17,000          3,136             -
    Equity market      Equity futures       344,351              2            2        220,417              2             2
                       Equity options     4,109,672        187,512       38,895      2,799,602        172,573        60,035
                                         ----------    -----------   -----------    ----------    -----------    ----------
        Total derivatives                $5,787,428     $  258,001    $  39,574     $4,474,109     $  224,375     $ 101,206
                                         ==========    ===========   ===========    ==========    ===========    ==========


   (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

  The Company has steadily increased the volume of derivatives trading throughout 2014 and 2013. This is evident through the increase in notional amounts in 2014.

  The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

  Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

  Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

  Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

  Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

  Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

  Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

  Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

  Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

  The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

  The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                           DECEMBER 31, 2014
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $             68,325       $               (86)      $                  -
    Interest rate swaptions                                  3,538                         -                          -
    Interest rate futures                                   14,945                         -                        (34)
    Interest rate caps                                      (1,897)                     (414)                         -
    Interest rate floors                                        85                       (81)                         -
    TBAs                                                       601                         -                          -
    Foreign currency swaps                                   2,170                       525                          -
    Foreign currency forwards                                  (96)                       (4)                         -
    Equity futures                                         (18,223)                        -                     14,252
    Equity options                                         (12,599)                        -                     74,840
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $             56,849       $               (60)      $             89,058
                                              ======================     ======================    =======================

                                                                           DECEMBER 31, 2013
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $           (50,040)       $               (87)      $                  -
    Interest rate swaptions                                (3,054)                         -                          -
    Interest rate futures                                 (18,085)                         -                        (29)
    Interest rate caps                                      1,807                          -                          -
    Interest rate floors                                     (270)                      (601)                         -
    TBAs                                                      (68)                         -                          -
    Foreign currency swaps                                  2,562                        489                          -
    Foreign currency forwards                                (205)                       (18)                         -
    Equity futures                                        (25,137)                         -                     15,915
    Equity options                                        (40,134)                         -                     87,204
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $          (132,624)       $              (217)      $            103,090
                                              ======================     ======================    =======================


  The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):


                                                                           DECEMBER 31, 2012
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $              8,576       $               (88)      $                  -
    Interest rate swaptions                                   (236)                        -                          -
    Interest rate futures                                    4,701                         -                        (56)
    Interest rate caps                                        (777)                        -                          -
    Interest rate floors                                     2,267                      (326)                         -
    TBAs                                                       686                         -                          -
    Foreign currency swaps                                   3,315                       435                          -
    Foreign currency forwards                                  (19)                        2                          -
    Equity futures                                         (19,305)                        -                     11,680
    Equity options                                         (11,092)                        -                     18,332
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $            (11,884)       $               23       $             29,956
                                              ======================     ======================    =======================

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

  The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $203,232 and $101,223 at December 31, 2014 and 2013, respectively, and the Company delivered collateral in the amount of $21,561 and $25,290 at December 31, 2014 and 2013, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

  The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

  The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2014               2013
                                                            ---------------    ---------------
    Embedded derivatives within annuity products:
      Minimum guaranteed withdrawal benefits                $     (36,107)     $        6,551
      Guaranteed payout floors                                     (5,802)            (5,698)
      Other                                                        (5,384)            (4,472)

    Embedded derivatives within life insurance products:
      Equity-linked index credits                           $    (144,210)     $    (120,615)

  The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                          2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Embedded derivatives within annuity products:
      Net realized investment gains (losses)                        $     (42,763)     $      61,137      $       20,899
      Policyholder benefits                                                  (912)              (365)                436

    Embedded derivatives within life insurance products:
      Policyholder benefits                                         $     (23,595)     $     (65,780)     $      (23,909)


  At December 31, 2014 and 2013, fixed maturity and equity securities with a carrying value of $21,561 and $25,290, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

  The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

  The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

  As of December 31, 2014 and 2013, the Company was the primary beneficiary for relationships with certain entities and development stage companies related to the Company's business that were considered VIEs and consolidated.

  The following table summarizes the impact of consolidation to the consolidated balance sheets as of December 31:


                                              2014               2013
                                         ---------------    ---------------
    Other invested assets                $        (302)     $        (300)
    Cash and cash equivalents                       349                394
    Other assets                                     64                 65
    Income tax recoverable - current                 69                  -
    Income tax liability - current                    -                  3
    Accrued commissions and expenses                108                 69
    Other liabilities                                 -                 87
    Noncontrolling interests                         76                  -

  The following table summarizes the impact of consolidation to the consolidated statements of operations and comprehensive income (loss) for the year ended December 31:

                                           2014               2013
                                      ---------------    ---------------
    Commission income                 $          784     $          114
    General operating expenses                   749                110
    Commission expense                            83                  -
    Current income tax expense                  (44)                  4


    NON-CONSOLIDATED VIES

  The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

  In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $536,921 and $495,219 and the maximum exposure was $833,195 and $801,943 at December 31, 2014 and 2013,
  respectively.

(9) NET FINANCE RECEIVABLES

  The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

  Finance receivables as of December 31 were as follows:


                                                 2014               2013
                                            ---------------    ---------------
    Direct installment loans                $      345,378     $      323,700
    Retail installment notes                        57,296             49,512
                                            ---------------    ---------------
            Gross finance receivables              402,674            373,212
    Accrued interest and charges                     6,731              6,264
    Unearned finance charges                      (114,273)          (103,176)
    Allowance for losses                           (15,789)           (14,781)
                                            ---------------    ---------------
            Finance receivables, net        $      279,343     $      261,519
                                            ===============    ===============

  Direct installment loans at December 31, 2014 and 2013 consisted of $234,078 and $222,715, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $12,321 and $10,108, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

  Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2014 were as follows:

    2015                                                                 $        1,798
    2016                                                                         24,427
    2017                                                                        109,004
    2018                                                                        141,534
    2019                                                                         18,153
    2020 and thereafter                                                             216
                                                                         ---------------
         Total finance receivables, net of unearned finance charges             295,132
    Allowance for losses                                                        (15,789)
                                                                         ---------------
            Finance receivables, net                                     $      279,343
                                                                         ===============

  During the years ended December 31, 2014, 2013 and 2012, principal cash collections of direct installment loans were $120,702, $110,650 and $100,486, respectively, and the percentages of these cash collections to average net balances were 53%, 52% and 51%, respectively. Retail installment notes principal cash collections were $52,958, $44,410 and $40,276, respectively, and the percentages of these cash collections to average net balances were 141%, 140% and 146% for the years ended December 31, 2014, 2013 and 2012, respectively.

  Direct installment loans and retail installment notes are reported on a contractual past-due aging. Past-due accounts (gross finance receivables) as of December 31, 2014 were as follows:

    Direct installment loans:
         30-60 days past due                             $       12,084
         61-90 days past due                                      7,214
         91 days or more past due                                18,930
                                                         ---------------
            Total direct installment loans                       38,228
    Retail installment notes:
         30-60 days past due                                        885
         61-90 days past due                                        444
         91 days or more past due                                 1,281
                                                         ---------------
            Total  retail installment notes                       2,610
                                                         ---------------
               Total gross finance receivables past due  $       40,838
                                                         ===============

    Percentage of gross finance receivables                       10.1%

  The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% at both December 31, 2014 and 2013.

  Changes in the allowance for losses for the years ended December 31 were as follows:

                                              2014               2013               2012
                                         ---------------    ---------------    ---------------
    Balance at beginning of year         $       14,781     $       13,396     $       12,406
    Provision for credit losses                  14,052             11,635              9,090
    Charge-offs                                (18,240)           (15,030)           (12,780)
    Recoveries                                    5,196              4,780              4,680
                                         ---------------    ---------------    ---------------
    Balance at end of year               $       15,789     $       14,781     $       13,396
                                         ===============    ===============    ===============

  The following table provides additional information about the allowance for losses as of December 31:

                                                                  2014               2013
                                                             ---------------    ---------------
    Non-impaired gross finance receivables:
       Gross receivables balance                             $      394,745     $      365,342
       General reserves                                              15,478             14,469

    Impaired gross finance receivables (including TDRs):
       Gross receivables balance                             $        7,929     $        7,870
       General reserves                                                 311                312

  All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2014 and 2013 was $1 and $9, respectively. Impaired loan balances at December 31, 2014 and 2013 are $0 and $4, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2014.

  The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2014 and 2013 was $26,230 and $26,201, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2014 and 2013.

  Loans classified as TDRs were $7,929 and $7,865 at December 31, 2014 and 2013, respectively. The number of loans classified as TDR accounts were 3,365 and 3,134 at December 31, 2014 and 2013, respectivley. For the years ended December 31, 2014 and 2013, the Company modified $10,005 and $9,457, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2014, $3,959 subsequently experienced a payment default, during 2014. For loans modified as TDRs during 2013, $4,821 subsequently experienced a payment default during 2013. The Company recognized interest income of $1,458 and $1,383 from loans classified as TDRs for the years ended December 31, 2014 and 2013, respectively.

  The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former, and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

  The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2014 and 2013. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                           2014                2013
                                                                                      ---------------     ---------------
    Customer type:
         New borrower                                                                 $       50,347      $       49,833
         Former borrower                                                                      33,573              31,415
         Existing borrower                                                                   242,089             220,555
         Refinance borrower                                                                   19,369              21,897
         Retail borrower                                                                      57,296              49,512
                                                                                      ---------------     ---------------
            Total gross finance receivables                                           $      402,674      $      373,212
                                                                                      ===============     ===============
    Customer creditworthiness:
         Non-bankrupt gross finance receivables:
            Direct installment loans                                                  $      344,192      $      322,333
            Retail installment notes                                                          57,178              49,401
                                                                                      ---------------     ---------------
               Total non-bankrupt gross finance receivables                                  401,370             371,734
         Bankrupt gross finance receivables:
            Direct installment loans                                                           1,186               1,367
            Retail installment notes                                                             118                 111
                                                                                      ---------------     ---------------
               Total bankrupt gross finance receivables                                        1,304               1,478
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      402,674      $      373,212
                                                                                      ===============     ===============
    Customer payment performance:
         Direct installment loans:
            Contractually performing, current to 30 days past due                     $      307,150      $      286,129
            Contractually performing, 31 to 60 days past due                                  12,084              12,107
            Contractually nonperforming, 61 or more days past due                             26,144              25,464
                                                                                      ---------------     ---------------
               Total direct installment loans                                                345,378             323,700
         Retail installment notes:
            Contractually performing, current to 30 days past due                             54,686              46,849
            Contractually performing, 31 to 60 days past due                                     885                 945
            Contractually nonperforming, 61 or more days past due                              1,725               1,718
                                                                                      ---------------     ---------------
               Total retail installment notes                                                 57,296              49,512
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      402,674      $      373,212
                                                                                      ===============     ===============

(10) INCOME TAXES

  Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:


                                                                        2014                2013                2012
                                                                   ---------------     ----------------     --------------
    Computed income tax expense                                    $     165,865       $        80,528      $     119,810
    Difference between computed and actual tax expense:
         Dividends received deduction                                    (20,615)              (19,977)           (14,551)
         Tax credits                                                      (2,790)               (2,079)            (2,031)
         Change in valuation allowance                                         -                    (8)                 1
         Expense adjustments and other                                        66                  (150)               914
                                                                   ---------------     ----------------     --------------
             Total income tax expense                              $     142,526       $        58,314      $     104,143
                                                                   ===============     ================     ==============

  The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                       2014               2013
                                                                  ---------------    ---------------
    Deferred tax assets:
         Policyholder liabilities                                 $       88,613      $      65,830
         Pension, postretirement and other benefits                       21,629             15,867
         Tax deferred policy acquisition costs                           204,865            186,551
         Deferred gain on individual disability coinsurance                3,802              4,694
         Net realized capital losses                                      84,756            107,242
         Other                                                            17,822             16,939
                                                                  ---------------    ---------------
            Gross deferred tax assets                                    421,487            397,123

    Deferred tax liabilities:
         Deferred policy acquisition costs                               275,242            281,774
         Premiums                                                         20,464             18,909
         Real estate and property and equipment depreciation               5,474             11,068
         Basis difference on investments                                  83,364             52,313
         Net unrealized capital gains                                    268,124            191,661
         Ceding commissions and goodwill                                  12,590              3,052
         Other                                                            32,015             24,283
                                                                  ---------------    ---------------
            Gross deferred tax liabilities                               697,273            583,060
                                                                  ---------------    ---------------
                Net deferred tax liability                        $      275,786      $     185,937
                                                                  ===============    ===============

  As of December 31, 2014 and 2013, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

  The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2014, 2013, and 2012, was $0, $(8) and $1,
  respectively.

  At December 31, 2014, net operating loss carryforwards were $56 with the majority expiring beginning in 2028. The capital loss carryforward at December 31, 2014 was $473 which expires beginning in 2017. At December 31, 2014, alternative minimum tax credit carryforwards were $6 which do not expire.

  Income taxes paid for the years ended December 31, 2014, 2013 and 2012, were $132,411, $110,962 and $113,664, respectively.

  A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                         2014               2013
                                                                   ---------------    ---------------
    Balance at beginning of year                                   $        9,855     $       11,135
    Additions based on tax positions related to current year                1,323                892
    Reductions for tax positions of prior years                            (8,253)            (2,172)
                                                                   ---------------    ---------------
    Balance at end of year                                         $        2,925     $        9,855
                                                                   ===============    ===============

  Included in the balance of unrecognized tax benefits at December 31, 2014 are potential benefits of $2,925 that, if recognized, would affect the effective tax rate on income from operations.

  As of December 31, 2014, accrued interest and penalties of $41 are recorded as current income tax liabilities on the consolidated balance sheets and $1,279 is recognized as a current income tax benefit on the consolidated statements of operations and comprehensive income (loss).

  At December 31, 2014, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

  The consolidated federal income tax return for MMC and subsidiaries for 2012 is currently under examination by the IRS and the IRS has informed MMC that it does not intend to audit its consolidated tax return for the year 2013. For years 2008 and 2009, the IRS completed their audit, resolving the one remaining issue in accordance with the Industry Director Directive put out by the IRS in 2012, and issued their final report on a fully agreed basis. The Company has accrued the resulting refund. The Company may incur additional taxes owed or refunded for these years, however, as a result of open IRS audits of limited partnerships in which the Company had invested. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact to its financial position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

  The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2014, the Company amended the agents plan effective January 1, 2015 to cease all future benefit accruals.

  The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. During 2013, the Company amended the agents plan eliminating certain future benefits.

  The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                           PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------     --------------    --------------
    Change in benefit obligation:
    Benefit obligation at beginning of year         $      66,861     $      70,909      $       5,750     $       8,099
    Service cost                                            1,665             1,990                132               181
    Interest cost                                           3,317             2,921                249               308
    Amendment                                                   -                 -                  -            (1,747)
    Actuarial loss (gain)                                  11,096            (6,337)               681              (587)
    Benefits paid                                          (3,205)           (2,622)              (413)             (504)
                                                    --------------    --------------     --------------    --------------
    Benefit obligation at end of year               $      79,734     $      66,861      $       6,399     $       5,750
                                                    ==============    ==============     ==============    ==============

                                                            PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------    ---------------    --------------
    Change in plan assets:
    Fair value of plan assets at beginning
       of year                                      $      63,882     $      58,985     $           -      $           -
    Actual return on plan assets                            3,581             3,973                 -                  -
    Employer contribution                                   4,553             3,546               413                504
    Benefits paid                                          (3,205)           (2,622)             (413)              (504)
                                                    --------------    --------------    ---------------    --------------
    Fair value of plan assets at end of year        $      68,811     $      63,882     $           -      $           -
                                                    ==============    ==============    ===============    ==============

    Net amount recognized:
    Funded status                                   $     (10,923)    $      (2,979)    $      (6,399)     $      (5,750)

    Amounts recognized on the consolidated
       balance sheets:
    Prepaid benefit cost                            $           -     $       1,164     $           -      $           -
    Accrued benefit cost                                  (10,923)           (4,143)           (6,399)            (5,750)
                                                    --------------    --------------    ---------------    --------------
    Net amount recognized                           $     (10,923)    $      (2,979)    $      (6,399)     $      (5,750)
                                                    ==============    ==============    ===============    ==============

    Weighted average assumptions used to
      determine benefit obligations:
    Discount rate                                           3.77%             4.64%              3.74%             4.49%
    Rate of compensation increase                           4.00%             4.50%                  -                 -

    Weighted average assumptions used to
      determine net periodic benefit costs:
    Expected long-term return on plan assets                5.12%             5.22%                  -                 -
    Discount rate                                           4.64%             3.75%              4.49%             3.53%
    Rate of compensation increase                           4.50%             4.50%                  -                 -

    Components of net periodic benefit cost:
    Service cost                                    $       1,665     $       1,990     $          132     $         181
    Interest cost                                           3,317             2,921                249               308
    Expected return on plan assets                         (3,157)           (2,913)                 -                 -
    Prior service benefit amortization                        (80)              (80)              (492)             (676)
    Recognized net actuarial loss (gain)                      526             1,241               (644)              (66)
                                                    --------------    --------------    ---------------    --------------
    Net periodic benefit cost                       $       2,271     $       3,159     $         (755)    $        (253)
                                                    ==============    ==============    ===============    ==============

    Other changes in plan assets and benefit
      obligations recognized in other
        comprehensive income (loss):
    Net gain (loss)                                 $     (10,672)    $       7,397     $         (681)    $         586
    Amortization of net loss (gain)                           526             1,241               (644)              (66)
    Amortization of prior service benefit                     (80)              (80)              (492)             (676)
    Amendment                                                   -                 -                  -             1,747
                                                    --------------    --------------    ---------------    --------------
    Total recognized in other comprehensive
        income (loss)                               $     (10,226)    $       8,558     $       (1,817)    $       1,591
                                                    ==============    ==============    ===============    ==============

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                    --------------------------------     --------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------     --------------    --------------
    Amounts recognized in accumulated
      other comprehensive income (loss):
    Net actuarial gain (loss)                       $     (20,751)    $     (10,605)     $       1,615     $       2,940
    Prior service benefit                                     695               775              2,550             3,042
                                                    --------------    --------------     --------------    --------------
    Accumulated other comprehensive income
      (loss) at end of year                         $     (20,056)    $      (9,830)     $       4,165     $       5,982
                                                    ==============    ==============     ==============    ==============

    Accumulated benefit obligation                  $      75,094     $      63,097      $       6,399     $       5,750

    Plans with accumulated benefit obligation
      in excess of plan assets:
    Projected benefit obligation                    $      49,067     $      43,427
    Accumulated benefit obligation                         49,067            43,427
    Fair value of plan assets                              40,847            39,285

  Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

  The Company updated its mortality assumption as of December 31, 2014 with respect to it pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2014 issuance of a report on mortality tables and expected future improvement in mortality rates. This assumption change is a component of the 2014 net actuarial gain
  (loss) and resulted in an increase in benefit obligations.

  The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
  (loss) into net periodic benefit cost in 2015 are $80 and $1,389, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2015 are $951 and $97, respectively. In 2015, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

  Estimated future benefit payments for pension and other postretirement plans:


                          PENSION                              MEDICARE
                          BENEFITS        OTHER BENEFITS        SUBSIDY
                      ---------------    ---------------    --------------

    2015              $        3,234     $          384     $           -
    2016                       3,301                402                 -
    2017                       3,426                373                 -
    2018                       3,558                355                 -
    2019                       3,621                330                 -
    2020 - 2024               19,456              1,762                 -

  For measurement purposes, the assumed health care cost trend rates start at 7.50% in 2014 and decrease gradually to 5.0% for 2019 and remain at that level thereafter. For 2013, the assumed health care cost trend rates start at 8.0% in 2013 and decrease gradually to 5.0% for 2019 and remain at that level thereafter.

  The assumptions presented herein are based on pertinent information available to management as of December 31, 2014 and 2013. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2014 by $292 and the service cost and interest cost components of net periodic benefit costs for 2014 by $13. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2014 by $209 and the service cost and interest cost components of net periodic postretirement benefit costs for 2014 by $10.

  To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

  Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

  Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

  The target asset allocation as of December 31, 2014, for each of the broad investment categories, weighted for all plans combined is as follows:

    Equity securities                           14% to   26%
    Fixed maturity securities                   14% to   26%
    Insurance company general account           59% to   61%
    Other                                        0% to    2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                2014               2013
                                           ---------------    ---------------
    Equity securities                                20%                18%
    Fixed maturity securities                        20%                20%
    Insurance company general account                60%                62%

  Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

  The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

  At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

  The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

  The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2014 and 2013. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

  The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

  The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

  Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

  The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:


    DECEMBER 31, 2014                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      27,964     $           -      $      27,964
    Insurance company general account                          -                  -            40,847             40,847
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      27,964     $      40,847      $      68,811
                                                   ===============    ==============    ===============    ==============

    DECEMBER 31, 2013                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      24,597     $           -      $      24,597
    Insurance company general account                          -                  -            39,285             39,285
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      24,597     $      39,285      $      63,882
                                                   ===============    ==============    ===============    ==============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

  Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

  Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3.

  The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                                                          PURCHASES,
                                                BALANCE AT      TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                BEGINNING        (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                                 OF YEAR             FAIR VALUE               NET            YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    39,285     $             1,562      $          -      $   40,847

  The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:


                                                                                          PURCHASES,
                                               BALANCE AT       TOTAL APPRECIATION        SALES AND       BALANCE AT
                                                BEGINNING       (DEPRECIATION) IN        SETTLEMENTS,      END OF
                                                 OF YEAR            FAIR VALUE               NET             YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    37,875     $             1,410      $          -      $   39,285

  Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2014 and 2013. There were no transfers in to or out of level 3 for the years ending December 31, 2014 and 2013.

  The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     PROFIT SHARING PLANS

  The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2014, 2013, and 2012 of $1,555, $1,392, and $1,440, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

  Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                         2014                2013               2012
                                                                    ---------------     ---------------    ---------------
    Balance at January 1                                            $      566,748      $      588,067     $      582,986
          Less:  reinsurance recoverable                                   489,863             521,028            518,536
                                                                    ---------------     ---------------    ---------------
    Net balance at January 1                                                76,885              67,039             64,450
                                                                    ---------------     ---------------    ---------------
    Incurred related to:
          Current year                                                     115,886             103,670             81,582
          Prior years                                                       (2,701)                453              7,243
                                                                    ---------------     ---------------    ---------------

    Total incurred                                                         113,185             104,123             88,825
                                                                    ---------------     ---------------    ---------------
    Paid related to:
          Current year                                                      73,750              63,762             61,058
          Prior years                                                       40,447              30,515             31,884
                                                                    ---------------     ---------------    ---------------
    Total paid                                                             114,197              94,277             92,942
    Purchase of subsidiaries (1)                                                 -                   -              6,706
                                                                    ---------------     ---------------    ---------------
    Net balance at December 31                                              75,873              76,885             67,039
          Plus:  reinsurance recoverable                                   475,074             489,863            521,028
                                                                    ---------------     ---------------    ---------------
    Balance at December 31                                          $      550,947      $      566,748     $      588,067
                                                                    ===============     ===============    ===============

     (1) See note 17.

  In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

  As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $(2,701), $453, and $7,243 in 2014, 2013, and 2012,
  respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

  Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Direct premiums                                                 $    2,623,272     $    2,317,613     $    2,092,066
    Reinsurance assumed                                                     35,056             31,925             25,733
    Reinsurance ceded                                                    (619,019)          (557,332)          (446,495)
                                                                    ---------------    ---------------    ---------------
         Net premiums                                               $    2,039,309     $    1,792,206     $    1,671,304
                                                                    ===============    ===============    ===============

  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $560,918, $512,532 and $402,053 during 2014, 2013, and 2012, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

  The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

  The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

  The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income
  (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2014, 2013 or 2012.

  The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  At December 31, the Company had the following variable annuity contracts with guarantees:

                                                               2014                  2013
                                                         ------------------    ------------------
  Return of net deposits:
   In the event of death
    Account value                                        $       3,907,904     $       3,512,025
    Net amount at risk                                   $           4,632     $           4,711
    Average attained age of contractholders                           61.4                  60.7
   As withdrawals are taken
    Account value                                        $         294,706     $         269,630
    Net amount at risk                                   $             613     $             131
    Average attained age of contractholders                           68.7                  68.7

  Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $         226,257     $         201,998
    Net amount at risk                                   $          17,479     $          15,460
    Average attained age of contractholders                           67.7                  66.7
   At annuitization
      Account value                                      $         566,637     $         606,217
    Net amount at risk                                   $               -     $               -
    Weighted average period remaining until expected
      annuitization (in years)                                         4.4                   5.0
   As withdrawals are taken
    Account value                                        $       2,314,181     $       1,878,052
    Net amount at risk                                   $          26,978     $           7,995
    Average attained age of contractholders                           63.2                  62.8

  Highest specified anniversary account value:
   In the event of death
    Account value                                        $         774,010     $         769,018
    Net amount at risk                                   $           6,714     $           5,084
    Average attained age of contractholders                           62.1                  61.2

  Guaranteed payout annuity floor:
    Account value                                        $          52,994     $          52,817
    Net amount at risk                                   $               2     $               6
    Average attained age of contractholders                           73.5                  72.9

  Account value (general and separate accounts)          $       5,402,575     $       4,730,037
  Net amount at risk                                     $      49,383,440     $      47,279,305
  Average attained age of policyholders                               49.0                  49.0

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2014 were as follows:

                                    MINIMUM GUARANTEED
                                     DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED     UNIVERSAL LIFE AND
                                         BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,723      $           5,698     $          (6,551)     $          62,168
    Incurred guarantee benefits                 2,648                    158                42,658                 23,496
    Paid guaranteed benefits                     (663)                   (54)                    -                (12,130)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           4,708      $           5,802     $          36,107      $          73,534
                                    ===================    ===================   ===================    ===================

  Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2013 were as follows:

                                     MINIMUM GUARANTEED
                                      DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                          BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,370      $          12,381     $          47,903      $          49,120
    Incurred guarantee benefits                   749                 (6,527)              (54,454)                24,310
    Paid guaranteed benefits                     (396)                  (156)                    -                (11,262)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           2,723      $           5,698     $          (6,551)     $          62,168
                                    ===================    ===================   ===================    ===================

  The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

  The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2014 and 2013 (except where noted otherwise):

    - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
    - Mean investment performance was 5.45% and is consistent with DAC projections over a 10 year period.
    - Annualized monthly standard deviation was 17.32% and 15.28% for 2014 and 2013, respectively.
    -   Assumed mortality was 100% of the A2000 table.
    - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% with an average of 8.00%.
    - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2014 and 2013 (except where noted otherwise):

    -   Separate account investment performance assumption was 8.00%.
    -   Assumed mortality was 100% of pricing levels.
    -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
    - Long-term general account discount rate grades up to 7.00% over five years.
    -   Separate account discount rate was 7.73%.


  Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               -----------------------------------    ------------------------------------
                                                     2014               2013                2014                2013
                                               ----------------   ----------------    ----------------    ----------------
  Equity                                       $     2,352,820    $     2,355,948     $     1,625,599     $     1,669,163
  Bond                                                 922,410            867,350             225,118             211,647
  Balanced                                           1,430,136          1,074,541             344,188             347,928
  Money market                                          48,836             51,619              25,966              27,093
  Mortgage                                              59,856             57,621              75,538              36,281
  Real estate                                           94,113             75,962              90,112              47,529
                                               ----------------   ----------------    ----------------    ----------------
       Total                                   $     4,908,171    $     4,483,041     $     2,386,521     $     2,339,641
                                               ================   ================    ================    ================


(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

  The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2014 and 2013, the liability associated with unremitted premiums and claims payable was $28,805 and $21,530, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2014 and 2013, the Company had restricted the use of $28,805 and $21,530, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

  Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

  The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                      2014                2013               2014                2013
                                               ----------------    ----------------   ----------------    ----------------
   Reverse repurchase agreement                $        50,000     $        50,000    $        53,105     $        52,733


  Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income
  (loss).

    LONG-TERM DEBT

  The following table provides a summary of long-term debt as of December 31:


                                                      LIABILITY
                                         ------------------------------------
                                               2014                2013
                                         ----------------    ----------------
   Surplus notes                         $       118,000     $       118,000
   Federal Home Loan Bank borrowings             275,000             200,000
                                         ----------------    ----------------
      Total long-term debt               $       393,000     $       318,000
                                         ================    ================

  In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2014 and 2013, the balance of the surplus notes was $118,000. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income (loss).

  All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2014 and 2013, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2014, 2013 and 2012 was $9,735, $9,735 and $9,782, respectively.

  The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2014 and 2013, accumulated amortization was $974 and $870, respectively.

  The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2014 have a maturity of seven years with principal due at that time. The Company pledged $550,090 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2014. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $203,770 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $21,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

  At December 31, 2014, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2015, $0; 2016, $0; 2017, $0; 2018, $0; 2019, $150,000; thereafter, $243,000.

  Total interest paid by the Company for the years ended December 31, 2014, 2013 and 2012 was $10,303, $10,115 and $9,874, respectively.

(17) BUSINESS COMBINATIONS

  On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

  During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

  During 2012, the Company acquired an insurance company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675, at acquisition, represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income (loss) was $1,090 and $2,157 for the years ended December 31, 2014 and 2013, respectively. No goodwill was recorded as part of the allocation of purchase price.

  The amount of acquisition-related additional cash consideration the Company may have to pay in 2015 and future years if certain thresholds are attained is $8,850 of which $6,776 was accrued at December 31, 2014.

(18) GOODWILL AND INTANGIBLE ASSETS

  The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                              2014                2013
                                        ----------------    ----------------
    Balance at beginning of year        $        45,156     $        40,675
    Additions                                    63,946               4,481
                                        ----------------    ----------------
    Balance at end of year              $       109,102     $        45,156
                                        ================    ================

  Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2014, 2013, and 2012.

  The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                   DECEMBER 31, 2014                          DECEMBER 31, 2013
                                        ----------------------------------------    ---------------------------------------
                                          GROSS                          NET           GROSS                        NET
                                         CARRYING      ACCUMULATED     CARRYING      CARRYING     ACCUMULATED     CARRYING
                                          AMOUNT       AMORTIZATION     AMOUNT        AMOUNT     AMORTIZATION      AMOUNT
                                        ----------    -------------   ----------    ---------    -------------    ---------
   Customer relationships               $  60,269     $   (21,974)    $ 38,295      $ 26,838     $   (19,266)     $  7,572
   Other                                    9,226          (4,790)       4,436         5,126          (4,082)        1,044
                                        ----------    -------------   ----------    ---------    -------------    ---------
      Total finite-lived intangible
       assets                           $  69,495     $   (26,764)    $ 42,731      $ 31,964     $   (23,348)     $  8,616
                                        ==========    =============   ==========    =========    =============    =========

  Finite-lived intangible assets acquired during the years ended December 31, 2014 and 2013 were $37,531 and $5,653 with a weighted average amortization period of 10 years and 6 years, respectively.

  The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2014, 2013, or 2012.

  Intangible asset amortization expense for 2014, 2013, and 2012 in the amount of $3,416, $2,187, and $1,941, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income
  (loss). Projected amortization expense for the next five years is as follows:
  2015, $7,030; 2016, $6,071; 2017, $4,438; 2018, $4,022; 2019, $3,786.

(19) RELATED PARTY TRANSACTIONS

  The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $21,013, $19,590 and $18,157 during 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, the amount due to Advantus under these agreements was $8,217 and $7,708, respectively.

  The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $998, $1,046 and $975 for the years ended December 31, 2014, 2013 and 2012, respectively.

  Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2014, 2013 and 2012, the amounts transferred were $13,929, $11,556, and $10,272, respectively.

  The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2014 and 2013, the amount payable to the Company was $16,583 and $18,624, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2014, 2013, and 2012 were $68,244, $65,332 and $63,186, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2014, 2013 and 2012 was $25,091, $24,264 and $28,229,
  respectively. The amount payable to SFG at December 31, 2014 and 2013 was $536 and $2,908, respectively. As of December 31, 2014 and 2013, the Company also had a receivable from SFG, in the amount of $27,978 and $1,262, respectively, related to the advance of future years' defined benefit plan expenses.

  In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2014, 2013 and 2012, respectively, for this policy. No claims were paid during 2014, 2013 and 2012. As of December 31, 2014 and 2013, reserves held under this policy were $36,313 and $31,885, respectively.

  The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $38,231, $29,958 and $23,523 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, commission revenue due to the Company from its affiliates was $3,741 and $2,263, respectively.

  Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,756, $9,816 and $7,623 in commission expenses related to the sales of these products for the years ended December 31, 2014, 2013 and 2012, respectively.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

  Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

  The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                      DECEMBER 31, 2014
                                                                      ---------------------------------------------------
                                                                          BEFORE           TAX BENEFIT         NET OF
                                                                            TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     369,382      $    (129,286)    $     240,096
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (61,090)            21,381           (39,709)
       Unrealized gains (losses) on securities - OTTI                        (2,955)             1,034            (1,921)
       Adjustment to deferred policy acquisition costs                     (198,649)            69,527          (129,122)
       Adjustment to reserves                                               (19,585)             6,854           (12,731)
       Adjustment to unearned policy and contract fees                      114,854            (40,199)           74,655
       Adjustment to pension and other postretirement plans                 (11,353)             3,974            (7,379)
       Less: Reclassification adjustment for expenses
          included in net income                                               (690)               243              (447)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     189,914      $     (66,472)    $     123,442
                                                                      ==============     ==============    ==============


                                                                                      DECEMBER 31, 2013
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $    (572,782)     $     202,680     $    (370,102)
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (33,801)            11,831           (21,970)
       Unrealized gains (losses) on securities - OTTI                        (8,352)             2,923            (5,429)
       Adjustment to deferred policy acquisition costs                      246,061            (86,122)          159,939
       Adjustment to reserves                                               110,274            (38,596)           71,678
       Adjustment to unearned policy and contract fees                      (99,756)            34,915           (64,841)
       Adjustment to pension and other postretirement plans                   9,730             (3,406)            6,324
       Less: Reclassification adjustment for expenses
          included in net income                                                419               (147)              272
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $    (348,207)     $     124,078     $    (224,129)
                                                                      ==============     ==============    ==============

  The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                      DECEMBER 31, 2012
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     351,968      $    (124,341)    $     227,627
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (72,038)            25,213           (46,825)
       Unrealized gains (losses) on securities - OTTI                        17,222             (6,028)           11,194
       Adjustment to deferred policy acquisition costs                      (89,533)            31,337           (58,196)
       Adjustment to reserves                                               (44,051)            15,418           (28,633)
       Adjustment to unearned policy and contract fees                        9,761             (3,416)            6,345
       Adjustment to pension and other postretirement plans                  (1,438)               504              (934)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     171,891      $     (61,313)    $     110,578
                                                                      ==============     ==============    ==============


  Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2014 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        63,949     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity
        securities                                                         (2,852)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                       (7)    Other net realized investment gains
                                                                  ----------------
        Unrealized investment gains (losses), before
         income tax                                                        61,090
       Deferred income tax benefit (expense)                              (21,381)
                                                                  ----------------
          Unrealized investment gains (losses), net of
           income tax                                             $        39,709
                                                                  ================

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (572)    General operating expenses
       Amortization of net actuarial losses                                  (118)    General operating expenses
                                                                  ----------------
        Amortization of pension and other postretirement plan
         items, before income tax                                            (690)
       Deferred income tax benefit (expense)                                  243
                                                                  ----------------
          Amortization of pension and other postretirement
           plan items, net of income tax                          $          (447)
                                                                  ================

   (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

  Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2013 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
      Unrealized gains (losses)                                   $        41,953     Other net realized investment gains
      Unrealized OTTI losses - OTTI on fixed maturity
       securities                                                            (495)    OTTI on fixed maturity securities
      Unrealized OTTI losses - OTTI on other securities                    (7,657)    Other net realized investment gains
                                                                  ----------------
       Unrealized investment gains (losses), before
        income tax                                                         33,801
      Deferred income tax benefit (expense)                               (11,831)
                                                                  ----------------
         Unrealized investment gains (losses), net of
          income tax                                              $        21,970
                                                                  ================

    Pension and other postretirement plans (1):
      Amortization of prior service benefit                       $           756     General operating expenses
      Amortization of net actuarial losses                                 (1,175)    General operating expenses
                                                                  ----------------
       Amortization of pension and other postretirement plan
        items, before income tax                                             (419)
      Deferred income tax benefit (expense)                                   147
                                                                  ----------------
         Amortization of pension and other postretirement
          plan items, net of income tax                           $          (272)
                                                                  ================

   (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

  The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                     2014              2013
                                                                ---------------    --------------
    Gross unrealized gains                                      $     799,275      $     736,213
    Gross unrealized losses                                           (39,997)          (197,671)
    Gross unrealized losses - OTTI                                      7,035              9,990
    Adjustment to deferred policy acquisition costs                  (249,802)           (51,153)
    Adjustment to reserves                                           (100,290)           (80,705)
    Adjustment to unearned policy and contract fees                   107,806             (7,048)
    Adjustment to pension and other postretirement plans              (15,891)            (3,848)
                                                                ---------------    --------------
                                                                      508,136            405,778
    Deferred federal income tax expenses                             (172,326)          (136,262)
                                                                ---------------    --------------
          Net accumulated other comprehensive income (loss)     $     335,810      $     269,516
                                                                ===============    ==============

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

  The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014. During the years ended December 31, 2013 and 2012 there were no dividends declared or paid to SFG.

  Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2014 statutory results, the maximum amount available for the payment of dividends during 2015 by Minnesota Life Insurance Company without prior regulatory approval is $260,042.

  For the years ended December 31, 2014, 2013 and 2012 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

  The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

  The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2014 and 2013, these securities were reported at fair value of $29,115 and $28,703, respectively.

  The Company has long-term commitments to fund alternative investments and real estate investments totaling $296,274 as of December 31, 2014. The Company estimates that $119,000 of these commitments will be invested in 2015, with the remaining $177,274 invested over the next four years.

  As of December 31, 2014, the Company had committed to originate mortgage loans totaling $174,990 but had not completed the originations.

  As of December 31, 2014, the Company had committed to purchase corporate fixed maturity securities totaling $3,000 but had not completed the purchase transactions.

  The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2015, $11,267; 2016, $11,267; 2017, $11,267; 2018, $11,267; 2019, $11,267. The
  Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2015, $679; 2016, $491; 2017, $359; 2018,
  $331; 2019, $325. Lease expense, net of sub-lease income, for the years ended December 31, 2014, 2013 and 2012 was $8,755, $8,672, and $8,731, respectively.
  The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $169 for the years ended December 31, 2014, 2013 and 2012, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows: 2015, $121; 2016, $118; 2017, $98; 2018, $0; 2019, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2015, $4,294; 2016, $4,155; 2017, $3,288; 2018, $1,609; 2019, $1,158.

  At December 31, 2014, the Company had guaranteed the payment of $45,900 of policyholder dividends and discretionary amounts payable in 2015. The Company has pledged fixed maturity securities, valued at $56,514 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

  The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2014 and 2013, the assets held in trust were $569,688 and $561,177, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

  Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

  In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

  In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

  The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2014 and 2013 was approximately $3,393 and $4,735, respectively.

  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2014 and 2013, this liability was $1,595 and $1,580, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,906 and $2,864 as of December 31, 2014 and 2013, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

  The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

  The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2014, 2013 and 2012.

  The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $212,936, $123,126 and $137,877 in 2014, 2013 and 2012, respectively.
  Statutory surplus of these operations was $2,600,420 and $2,329,680 as of December 31, 2014 and 2013, respectively.

(24) SUBSEQUENT EVENTS

  The Company evaluated subsequent events through March 3, 2015, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2014
                                 (IN THOUSANDS)

                                                                                                              AS SHOWN
                                                                                                               ON THE
                                                                                                            CONSOLIDATED
TYPE OF INVESTMENT                                                  COST (2)               VALUE           BALANCE SHEET (1)
                                                               ------------------   ------------------    ------------------
Fixed maturity securities
     U.S. government                                            $        205,029     $        230,252      $        230,252
     Agencies not backed by the full faith and
       credit of the U.S. government                                     526,255              548,638               548,638
     Foreign governments                                                  33,795               38,966                38,966
     Public utilities                                                    748,267              821,854               821,854
     Asset-backed securities                                             360,701              382,084               382,084
     Mortgage-backed securities                                        3,264,950            3,446,361             3,446,361
     All other corporate fixed maturity securities                     6,100,881            6,458,497             6,458,497
                                                               ------------------   ------------------    ------------------
        Total fixed maturity securities                               11,239,878           11,926,652            11,926,652
                                                               ------------------   ------------------    ------------------

Equity securities:
     Common stocks:
        Public utilities                                                  29,330               30,438                30,438
        Banks, trusts and insurance companies                            160,464              192,453               192,453
        Industrial, miscellaneous and all other                          121,888              159,126               159,126
     Nonredeemable preferred stocks                                       53,093               52,935                52,935
                                                               ------------------   ------------------    ------------------
        Total equity securities                                          364,775              434,952               434,952
                                                               ------------------   ------------------    ------------------

Mortgage loans on real estate                                          1,935,983               xxxxxx             1,935,983
Real estate                                                                1,828               xxxxxx                 1,828
Policy loans                                                             380,603               xxxxxx               380,603
Other investments                                                        339,353               xxxxxx               339,353
Alternative investments                                                  536,921               xxxxxx               536,921
Derivative investments                                                   258,001               xxxxxx               258,001
Fixed maturity securities on loan                                         45,445               xxxxxx                45,054
Equity securities on loan                                                  2,190               xxxxxx                 2,575
                                                               ------------------                         ------------------
        Total                                                          3,500,324               xxxxxx             3,500,318
                                                               ------------------                         ------------------

Total investments                                               $     15,104,977               xxxxxx      $     15,861,922
                                                               ==================                         ==================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                                     AS OF DECEMBER 31,
                            -----------------------------------------------------------------------
                               DEFERRED         FUTURE POLICY                        OTHER POLICY
                                POLICY            BENEFITS,                           CLAIMS AND
                              ACQUISITION       LOSSES, CLAIMS       UNEARNED          BENEFITS
                                 COSTS          AND SETTLEMENT     PREMIUMS (2)        PAYABLE
         SEGMENT                                 EXPENSES (1)
--------------------------  ----------------   -----------------  ---------------   ---------------
2014:
   Life insurance            $      736,625     $     6,200,251    $     199,143     $     470,683
   Accident and
      health insurance               15,208             635,083           51,460            59,802
   Annuity                          188,257           4,998,479               26               155
                            ----------------   -----------------  ---------------   ---------------
                             $      940,090     $    11,833,813    $     250,629     $     530,640
                            ================   =================  ===============   ===============

2013:
   Life insurance            $      828,316     $     5,389,801    $     280,456     $     410,636
   Accident and
      health insurance               16,781             660,307           43,608            55,146
   Annuity                          195,581           5,175,368               33               106
                            ----------------   -----------------  ---------------   ---------------
                             $    1,040,678     $    11,225,476    $     324,097     $     465,888
                            ================   =================  ===============   ===============

2012:
   Life insurance            $      536,606     $     4,575,182    $     172,069     $     373,466
   Accident and
      health insurance               19,126             701,781           42,963            49,354
   Annuity                          132,608           5,430,037               50               129
                            ----------------   -----------------  ---------------   ---------------
                             $      688,340     $    10,707,000    $     215,082     $     422,949
                            ================   =================  ===============   ===============


                                                             FOR THE YEARS ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------------------------------
                                                                BENEFITS,       AMORTIZATION
                                                  NET         CLAIMS, LOSSES    OF DEFERRED          OTHER
                               PREMIUM        INVESTMENT      AND SETTLEMENT       POLICY          OPERATING         PREMIUMS
                             REVENUE (3)        INCOME         EXPENSES (5)     ACQUISITION        EXPENSES        WRITTEN (4)
         SEGMENT                                                                   COSTS
------------------------  --------------- ----------------  ---------------  ---------------  ----------------  ---------------
2014:
   Life insurance          $   2,112,889   $      425,261    $   1,915,329    $     146,242    $      753,805
   Accident and
      health insurance           327,307            9,284          112,251           10,414           181,813
   Annuity                       251,892          229,754          254,727           60,097           182,419
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,692,088   $      664,299    $   2,282,307    $     216,753    $    1,118,037    $           -
                          =============== ================  ===============  ===============  ================  ===============

2013:
   Life insurance          $   1,946,559   $      385,487    $   1,785,065    $     145,658    $      680,955
   Accident and
      health insurance           256,918            9,513           95,533           10,324           137,410
   Annuity                       192,109          244,833          238,852           31,852           178,682
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,395,586   $      639,833    $   2,119,450    $     187,834    $      997,047    $           -
                          =============== ================  ===============  ===============  ================  ===============

2012:
   Life insurance          $   1,842,337   $      364,491    $   1,651,792    $     140,816    $      625,277
   Accident and
      health insurance           217,725           10,273           87,652           11,102           120,410
   Annuity                       165,249          255,524          251,870           31,190           152,461
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,225,311   $      630,288    $   1,991,314    $     183,108    $      898,148    $           -
                          =============== ================  ===============  ===============  ================  ===============

   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends


See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                                                                      PERCENTAGE
                                                                   CEDED TO        ASSUMED FROM                       OF AMOUNT
                                                 GROSS              OTHER             OTHER              NET           ASSUMED
                                                 AMOUNT           COMPANIES         COMPANIES           AMOUNT          TO NET
                                           ------------------- ----------------- ----------------- ----------------- --------------
2014:   Life insurance in force             $   1,073,096,250   $   326,467,564   $       823,627   $   747,452,313           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       2,155,932   $       538,929   $        31,905   $     1,648,908           1.9%
             Accident and health insurance            404,247            80,090             3,151           327,308           1.0%
             Annuity                                   63,093                 -                 -            63,093           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,623,272   $       619,019   $        35,056   $     2,039,309           1.7%
                                           =================== ================= ================= =================

2013:   Life insurance in force             $     971,213,330   $   279,648,064   $       758,016   $   692,323,282           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       1,954,717   $       482,492   $        28,737   $     1,500,962           1.9%
             Accident and health insurance            328,571            74,840             3,188           256,919           1.2%
             Annuity                                   34,325                 -                 -            34,325           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,317,613   $       557,332   $        31,925   $     1,792,206           1.8%
                                           =================== ================= ================= =================

2012:   Life insurance in force             $     852,121,680   $   223,204,714   $       870,715   $   629,787,681           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       1,746,021   $       347,852   $        22,871   $     1,421,040           1.6%
             Accident and health insurance            313,506            98,643             2,862           217,725           1.3%
             Annuity                                   32,539                 -                 -            32,539           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,092,066   $       446,495   $        25,733   $     1,671,304           1.5%
                                           =================== ================= ================= =================



See accompanying independent auditor's report.

                                     PART C

                                OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number        Caption in Other Information

    24.            Financial Statements and Exhibits

    25.            Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.            Number of Contract Owners

    28.            Indemnification

    29.            Principal Underwriters

    30.            Location of Accounts and Records

    31.            Management Services

    32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2014, are included in Part B of this filing and consist of the following:

     1.   Report of Independent Registered Public Accounting Firm.



     2.   Statements of Assets and Liabilities, as of December 31, 2014.

     3.   Statements of Operations, year or period ended December 31, 2014.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2014 and 2013.

     5.   Notes to Financial Statements.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


     1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries.

     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2014 and 2013.

     3. Consolidated Statements of Operations Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.

     4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended
          December 31, 2014, 2013 and 2012.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2014.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012.

     (b)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

               (p) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

               (q) The Guaranteed Lifetime Withdrawal Benefit II -- Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (r) The Guaranteed Lifetime Withdrawal Benefit II -- Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (s) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

               (t) The Encore Lifetime Income -- Single Rider, form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (u) The Encore Lifetime Income -- Joint Rider, form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (v) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (w) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (x) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (y) The Ovation Lifetime Income - Single Rider, form F. 11-70211, previously filed on July 13, 2011 as exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.

               (z) The Ovation Lifetime Income - Joint Rider, form F. 11-70212, previously filed on July 13, 2011 as exhibit 24(b)(4)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.


               (aa) The Ovation Lifetime Income II - Single Rider, form
                    F. 12-70227 previously filed on February 28, 2012 as exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.



               (bb) The Ovation Lifetime Income II - Joint Rider, form
                    F. 12-70228 previously filed on February 28, 2012 as exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

               (cc) Endorsement, form number 14-70265, previously filed on
                    February 26, 2015, as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 02-70068 Rev 5-2007, previously filed on April 27, 2009 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 19, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.


          8.   (a)  Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

             (a)(1) Shareholder Information Agreement among Securian Funds
                    Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                   (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (viii) Amendment Number Eight to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.


               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.


               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to the Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                   (vii) Amendment No. 7 to Participation Agreement by and among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 8 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(c)8(g)(viii) to Variable Annuity Account's Form N-4,
                         File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

                    (ix) Amendment No. 9 to Participation Agreement by and among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

             (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                    (vi) Amendment No. 6 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to Participation Agreement among
                         Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                   (iii) Amendment No. 2 to Participation Agreement among Putnam
                         Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.


                    (iv) Third Amendment to Supplement to Participation
                         Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                     (v) Fourth Amendment to Participation Agreement among
                         Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

               (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to the Participation Agreement dated
                         March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                   (iii) Amendment No. 2 to the Participation Agreement dated
                         March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 3 to Participation Agreement by and among
                         AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                         Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                         Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

               (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment No. 5 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Fee letter dated September 1, 2010 referencing the
                         Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company filed April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 6 to Participation Agreement by and among
                         MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                   (viv) Joinder to Participation Agreement among MFS Variable
                         Insurance Trust, Massachusetts Financial Services Company, and Minnesota Life Insurance Company, previously filed on September 7, 2011 as
                         Exhibit 24(c)8(l)(viv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

                     (x) Amendment No. 7 to Participation Agreement by and among
                         MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

                    (xi) Amendment No. 8 to Participation Agreement by and among
                         MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

               (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


                  (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                  (viii) Amendment No.7 to Participation Agreement dated May 1,
                         2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (ix) Participation Agreement Addendum dated May 1, 2012
                         among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (x)  Amendment No. 8 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xii) to Minnesota Life Variable
                         Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                   (xi)  Amendment No. 10 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


                   (iii) Third Amendment to Target Funds Participation Agreement
                         among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (iv) Fourth Amendment to Ivy Funds Variable Insurance
                         Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (aa) Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242 Post-Effective Amendments 11 amd 161 is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

                   (iii) Amendment Number Three to Participation Agreement
                         among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                         Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                    (iv) Amendment Number Four to Participation Agreement among
                         Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                    (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (bb) Participation Agreement among The Universal Institutional
                    Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

                    (ii) Second Amendment to Participation Agreement among
                         Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2105 as exhibit 24(b)8(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

                   (iii) Third  Amendment to Participation Agreement among
                         Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley
                         Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

               (cc) Fund Participation Agreement among Neuberger Berman Advisers
                    Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.


               (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable
                    Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Amendment to Selling Agreement between Minnesota Life Insurance Company and PIMCO Investment LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (ee) PIMCO Services Agreement for Advisor Class Shares of PIMCO
                    Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i)  Amendment No. 1 to PIMCO Services Agreement for
                         Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as
                         Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (ff) Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed April 25, 2011 as Exhibit 24(c)8(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Termination, New Agreements and Amendments Relating to
                        Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                   (ii) Amendment to Participation Agreement among Minnesota
                        Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investment LLC, previously filed as Exhibit 26(h) (22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                  (iii) Second Amendment to the Participation Agreement by and
                        among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

               (gg) Participation Agreement by and between Goldman Sachs
                    Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Amendment to Participation Agreement between Goldman
                        Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.


                   (ii) Second Amendment to Participation Agreement among
                        Goldman Sachs Variable Insurance Trust, Goldman, Sachs& Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h) (23)(v) to Minnesota Life Variable Life Account's Form N-6, File
                        Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                 (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman Sachs
                        & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (hh) Administrative Services Agreement between Goldman Sachs
                    Asset Management, L.P. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment to Administrative Services Agreement Between
                        Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as
                        Exhibit 26(h) (22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (ii) Services Agreement between Goldman, Sachs & Co. and
                    Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (jj) Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                         April 25, 2014, is hereby incorporated by reference.

                    (ii) Second Amendment to the Business Agreement by and among
                         Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

               (kk) Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., America Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)8(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (ll) American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (mm) Distribution and Shareholder Services Agreement dated
                    March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.


               (nn) Fund Participation Agreement dated March 12, 2012 among
                    Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as
                    Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers
                    15 and 192, is hereby incorporated by reference.

                    (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                    (ii) Second Amendment to the Participation Agreement among
                         Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

               (oo) Participation Agreement among Minnesota Life Insurance
                    Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Adviser, LLC and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(mm) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

               (pp) Administrative Services Agreement between Minnesota Life
                    Insurance Company and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(nn) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

          9. Opinion and consent of Michael P. Boyle, Esq.

         10. Opinion and consent of KPMG LLP.

         11. Not applicable.

         12. Not applicable.

         13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

Item 25.  Directors and Officers of the Minnesota Life Insurance Company

Name and Principal                           Position and Offices
Business Address                             with Minnesota Life
------------------                           -----------------------------------

Brian C. Anderson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Michael P. Boyle                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Mary K. Brainerd                             Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425


John W. Castro                               Director
898 Glouchester St.
Boca Raton, FL 33487

Gary R. Christensen                          Director, Attorney-in-Fact,
Minnesota Life Insurance Company             Senior Vice President,
400 Robert Street North                      General Counsel and Secretary
St. Paul, MN  55101

Susan L. Ebertz                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                              Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                              Director
101 North 7th St
Suite 202
Louisville, KY 40202

Christopher M. Hilger                        President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                               Director
4623 McDonald Drive Overlook
Stillwater, MN  55082

Daniel H. Kruse                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                             Senior Vice President, Treasurer
Minnesota Life Insurance Company             and Controller
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Daniel P. Preiner                            Director of Corporate Compliance
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                              Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                            Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                Director and
Minnesota Life Insurance Company             Executive Vice President
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                            Director, Executive Vice President
Minnesota Life Insurance Company             and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         .  Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         .  Securian Financial Group, Inc. (Delaware)
         .  Capitol City Property Management, Inc.
         .  Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         .  Minnesota Life Insurance Company
         .  Securian Financial Network, Inc.
         .  Securian Ventures, Inc.
         .  Advantus Capital Management, Inc.
         .  Securian Financial Services, Inc.
         .  Securian Casualty Company

         .  Capital Financial Group, Inc. (Maryland)
         .  H. Beck, Inc. (Maryland)

         .  Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         .  Personal Finance Company LLC (Delaware)
         .  Enterprise Holding Corporation
         .  Allied Solutions, LLC (Indiana)
         .  Securian Life Insurance Company
         .  American Modern Life Insurance Company

         .  Marketview Properties, LLC
         .  Marketview Properties II, LLC
         .  Marketview Properties IV, LLC

         .  Marketview Properties III, LLC (MN)
         .  Securian AAM Holdings, LLC

Majority-owned subsidiary of Securian AAM Holdings, LLC:

         .  Asset Allocation & Management Company, L.L.C.

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         .  Oakleaf Service Corporation
         .  Vivid Print Solutions, Inc.
         .  MIMLIC Funding, Inc.
         .  MCM Funding 1997-1, Inc.
         .  MCM Funding 1998-1, Inc.

Wholly-owned subsidiary of American Modern Life Insurance Company:

         .  Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         .  Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         .  Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         .  CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 2, 2015, the number of holders of securities of this class were as follows:



       Title of Class               Number of Record Holders
       --------------               ------------------------
Variable Annuity Contracts --               12,462
    MultiOption Advisor

ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account

               Minnesota Life Individual Variable Universal Life Account

               Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

          (b)  Directors and Officers of Securian Financial Services, Inc.:



                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Gary R. Christensen                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Senior Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Peter G. Berlute                                   Vice President-Business
Securian Financial Services, Inc.                  Operations and Treasurer
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                                Vice President-
Securian Financial Services, Inc.                  Business and Market
400 Robert Street North                            Development
St. Paul, MN 55101

          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------
Securian Financial,
 Services Inc.        $43,100,936           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b)for effectiveness of this Registration Statement and that it has caused this RegistrationStatement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 18th day of November, 2015.

                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By           /s/ Christopher M. Hilger
                                       -----------------------------------------
                                                    Christopher M. Hilger
                                          President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b)for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 18th day of November, 2015.

                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By          /s/ Christopher M. Hilger
                                       -----------------------------------------
                                                    Christopher M. Hilger
                                          President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

              Signature                        Title                                                 Date
              ---------                        -----                                                 ----
/s/ Christopher M. Hilger                      President and Chief Executive                  November 18, 2015




---------------------------------------        Officer
Christopher M. Hilger

*
---------------------------------------        Chairman of the Board
Robert L. Senkler

*                                              Director
---------------------------------------
Mary K. Brainerd


                                              Director
---------------------------------------
John W. Castro


*                                              Director
---------------------------------------
Gary R. Christensen


*                                              Director
---------------------------------------
Sara H. Gavin


*                                              Director
---------------------------------------
Enc B. Goodman


*                                              Director
---------------------------------------
John H. Hooley


*                                              Director
---------------------------------------
Trudy A. Rautio


*                                              Director
---------------------------------------
Bruce P. Shay


*                                              Director
---------------------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro                          Executive Vice President                       November 18, 2015
---------------------------------------        and Chief Financial Officer
Warren J. Zaccaro                              (chief financial officer)


/s/ Warren J. Zaccaro                          Executive Vice President and                   November 18, 2015
---------------------------------------        Chief Financial Officer
Warren J. Zaccaro                              (chief accounting officer)

/s/ David J. LePlavy                           Senior Vice President, Treasurer               November 18, 2015
---------------------------------------        and Controller (treasurer)
David J. LePlavy

/s/ Gary R. Christensen                        Director, Attorney-in-Fact,                    November 18, 2015
---------------------------------------        Senior Vice President,
Gary R. Christensen                            General Counsel and Secretary

* Pursuant to power of attorney dated April 13, 2015, a copy of which is filed herewith.

                                      EXHIBIT INDEX


Exhibit Number    Description of Exhibit
--------------    ----------------------

9.                Opinion and consent of Michael P. Boyle, Esq.

10.               Opinion and consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.